                             N-30D Table of Contents


Frank Russell Investment Company Fund Name                            N-30D Page
------------------------------------------                            ----------

Institutional Funds  . . . . . . . . . . . . . . . . . . . . . . .          2
     Equity I. . . . . . . . . . . . . . . . . . . . . . . . . . .          5
     Equity II . . . . . . . . . . . . . . . . . . . . . . . . . .         17
     Equity III. . . . . . . . . . . . . . . . . . . . . . . . . .         31
     Equity Q. . . . . . . . . . . . . . . . . . . . . . . . . . .         39
     International . . . . . . . . . . . . . . . . . . . . . . . .         50
     Fixed Income I. . . . . . . . . . . . . . . . . . . . . . . .         69
     Fixed Income II . . . . . . . . . . . . . . . . . . . . . . .         86
     Fixed Income III. . . . . . . . . . . . . . . . . . . . . . .         95
     Notes to Financial Statements . . . . . . . . . . . . . . . .        107
     Manager, Money Managers and Service Providers . . . . . . . .        117

Russell Funds. . . . . . . . . . . . . . . . . . . . . . . . . . .        118
     Diversified Equity. . . . . . . . . . . . . . . . . . . . . .        121
     Special Growth. . . . . . . . . . . . . . . . . . . . . . . .        134
     Equity Income . . . . . . . . . . . . . . . . . . . . . . . .        150
     Quantitative Equity . . . . . . . . . . . . . . . . . . . . .        159
     International Securities. . . . . . . . . . . . . . . . . . .        171
     Diversified Bond. . . . . . . . . . . . . . . . . . . . . . .        191
     Volatility Constrained Bond . . . . . . . . . . . . . . . . .        209
     Multistrategy Bond. . . . . . . . . . . . . . . . . . . . . .        217
     Notes to Financial Statements . . . . . . . . . . . . . . . .        229
     Manager, Money Managers and Service Providers . . . . . . . .        241

Specialty Funds  . . . . . . . . . . . . . . . . . . . . . . . . .        242
     Real Estate Securities. . . . . . . . . . . . . . . . . . . .        245
     Emerging Markets. . . . . . . . . . . . . . . . . . . . . . .        252
     Equity T. . . . . . . . . . . . . . . . . . . . . . . . . . .        266
     Limited Volatility Tax Free . . . . . . . . . . . . . . . . .        274
     Money Market. . . . . . . . . . . . . . . . . . . . . . . . .        285
     US Government Money Market. . . . . . . . . . . . . . . . . .        292
     Tax Free Money Market . . . . . . . . . . . . . . . . . . . .        298
     Notes to Financial Statements . . . . . . . . . . . . . . . .        309
     Manager, Money Managers and Service Providers . . . . . . . .        317

                   FRANK RUSSELL INVESTMENT
                   COMPANY

                   Frank Russell Investment Company
                   is a "series mutual fund" with 28
                   different investment portfolios.
                   These financial statements report
                   on eight Funds, each of which has
                   distinct investment objectives and
                   strategies.


                   FRANK RUSSELL INVESTMENT
                   MANAGEMENT COMPANY

                   Responsible for overall management
                   and administration of the Funds.


                   FRANK RUSSELL COMPANY

                   Consultant to Frank Russell
                   Investment Management Company.

                           FRANK RUSSELL INVESTMENT COMPANY

                                 INSTITUTIONAL FUNDS

                                  SEMIANNUAL REPORT

                                    JUNE 30, 1997
                                     (UNAUDITED)


                                  TABLE OF CONTENTS

                                                                  Page

          Letter to Our Clients. . . . . . . . . . . . . . . . .    1

          Equity I Fund. . . . . . . . . . . . . . . . . . . . .    2

          Equity II Fund . . . . . . . . . . . . . . . . . . . .   14

          Equity III Fund. . . . . . . . . . . . . . . . . . . .   28

          Equity Q Fund. . . . . . . . . . . . . . . . . . . . .   36

          International Fund . . . . . . . . . . . . . . . . . .   48

          Fixed Income I Fund. . . . . . . . . . . . . . . . . .   68

          Fixed Income II Fund . . . . . . . . . . . . . . . . .   86

          Fixed Income III Fund. . . . . . . . . . . . . . . . .   96

          Notes to Financial Statements. . . . . . . . . . . . .  108

          Manager, Money Managers and Service Providers. . . . .  118




FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS
Copyright -C- Frank Russell Company 1997. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% annual return to 9.8%). The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                                       FRANK RUSSELL
                                                       INVESTMENT COMPANY
                                                       909 A Street
                                                       Tacoma, Washington 98402
                                                       Fax 253-596-2497
                                                       800-832-6688

TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1997 Semiannual Report. This report covers information on the Funds' first six months of our sixteenth year in operation.

We continue to focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in the first half of 1997, as our funds performed well against their benchmarks and attracted many new investors, creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each fund is carefully monitored by Russell's investment professionals to ensure the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group within Frank Russell Company.

Since the close of 1996 we have increased our number of investment offerings. In June, we reopened the Money Market Fund to direct client investment. This Fund received the IBC Money Fund Report Award for the highest 12-month total return for 1996 in the Taxable Institutions-Only category, from IBC Financial Data, Inc. in January of this year. We are also pleased to announce the availability of our five new funds of funds products, the LifePoints-Registered Trademark-Strategy Funds. Each of these funds invests in a different combination of other underlying funds which, in turn, invest in different combinations of stocks, bonds and cash equivalents. We believe these funds provide our clients with additional flexibility in meeting their goals.

We look forward to the remainder of 1997 and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.

Sincerely,


/S/ George F. Russell, Jr.             /s/ Lynn L. Anderson
George F. Russell, Jr.                 Lynn L. Anderson
Chairman                               President and Chief Executive Officer
Frank Russell Company                  Frank Russell Investment Company


All persons dealing with FRANK RUSSELL INVESTMENT COMPANY, a Massachusetts business trust, must look solely to the Trust for the enforcement of any claim against the Trust, as the Trustees, officers, agents or Shareholders of the Trust assume no personal liability whatsoever for the obligations entered into on behalf of the Trust.

                                                              [LOGO]
                                                      Tacoma   London   Sydney
                                                      New York Zurich   Tokyo
                                                      Toronto  Paris    Auckland

EQUITY I FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 91.9%
BASIC INDUSTRIES - 5.5%
Air Products & Chemicals, Inc.                           14,000     $    1,138
Albemarle Corp.                                          32,500            685
Alumax, Inc. (a)                                          2,800            106
Aluminum Co. of America                                  47,300          3,565
ASARCO, Inc.                                             10,300            315
Bethlehem Steel Corp. (a)                                11,500            120
Boliden Ltd. (a)                                        211,800          1,127
Bowater, Inc.                                             6,500            301
Consolidated Papers, Inc.                                 1,500             81
Crown Cork & Seal Co., Inc.                              58,500          3,126
Cyprus Amax Minerals Co.                                 10,400            255
Cytec Industries, Inc.                                    2,900            108
Dexter Corp.                                             25,000            800
Dow Chemical Co.                                         12,500          1,089
Eastman Chemical Co.                                     32,500          2,064
Ethyl Corp.                                               7,800             72
FMC Corp. (a)                                             2,400            191
Fort Howard Corp. (a)                                     3,000            152
Gaylord Container Corp. Class A (a)                     333,800          2,566
Goodrich (B.F.) Co.                                      10,500            455
Great Lakes Chemical Corp.                                  600             31
Hexcel Corp. (a)                                        108,700          1,875
Illinois Tool Works, Inc.                                24,800          1,238
IMC Global, Inc.                                         21,700            760
Inland Steel Industries, Inc.                            32,200            841
International Specialty Products (a)                      2,400             34
James River Corp. of Virginia                            65,100          2,409
Lone Star Technologies, Inc. (a)                         58,700          1,680
Lubrizol Corp.                                           12,800            537
Mark IV Industries, Inc.                                 12,700            305
Mead Corp.                                               18,100          1,127
Minnesota Mining & Manufacturing Co.                     32,000          3,264
Monsanto Co.                                            211,400          9,103
Nalco Chemical Co.                                        4,900            189
Owens-Illinois, Inc. (a)                                  1,700             53
P.H. Glatfelter Co.                                      10,000            200
Pechiney S.A. - ADR                                      41,900            817
Phelps Dodge Corp.                                        9,000            767
Potlatch Corp.                                            7,800            353
Praxair, Inc.                                            49,600          2,778
Precision Castparts Corp.                                 7,300            435
Reynolds Metals Co.                                      27,700          1,974
Rhone Poulenc SA - ADR                                   28,951          1,205
Sealed Air Corp. (a)                                      4,000            190
Sigma Aldrich Corp.                                       1,600             56
Sonoco Products Co.                                      14,500            441
St. Laurent Paperboard, Inc. (a)                         65,000          1,012
Stone Container Corp.                                    88,200          1,262
Union Carbide Corp.                                      11,200            527
USX-U.S. Steel Group                                     18,600            652
Vitro Sociedad Anonima - ADR (a)                         60,000            675
Westvaco Corp.                                           38,200          1,201
Whittaker Corp. New (a)                                 149,400          1,662
Witco Chemical Corp.                                     17,900            679
                                                                    ----------

                                                                        58,648
                                                                    ----------

CAPITAL GOODS - 5.3%
AGCO Corp.                                                5,400            194
Albany International Corp. Class A                       51,100          1,150
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR (a)                       92,036          2,324
Arrow Electronics, Inc. (a)                               8,500            452
Boston Scientific Corp. (a)                              31,500          1,935
Briggs & Stratton Corp.                                  13,500            675
Browning-Ferris Industries, Inc.                            400             13
Caterpillar, Inc.                                        21,900          2,352
Cooper Industries, Inc.                                  27,200          1,353
Crane Co.                                                13,300            556
Cummins Engine Co., Inc.                                 19,700          1,390
DSC Communications Corp. (a)                             18,300            407
Exide Corp.                                              88,400          1,939
Far East Levingston (a)                                  33,300            113
Foster Wheeler Corp.                                     47,800          1,936
General Electric Co.                                    160,700         10,506
Giant Cement Holding, Inc. (a)                           33,900            623
Harnischfeger Industries, Inc.                           19,900            826
Harsco Corp.                                             23,800            964
Ingersoll-Rand Co.                                       47,600          2,939
Johnson Controls, Inc.                                   31,900          1,310
Kaiser Ventures, Inc. (a)                                50,000            550
Magna International, Inc. Class A                        32,500          1,956
Mannesmann AG - ADR                                       3,000          1,337
Martin Marietta Materials, Inc.                             300             10
National Service Industries, Inc.                         1,200             58
Novellus Systems, Inc. (a)                               19,700          1,694
Parker-Hannifin Corp.                                    29,600          1,796
Philips Electronics - ADR                                37,000          2,659
Safeguard Scientifics, Inc.                                 700             22
SPS Technologies, Inc. (a)                               26,600          1,882
Tecumseh Products Co. Class A                            15,500            928
Tyco International, Ltd. (a)                             87,100          6,059


2  Equity I Fund

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

U.S. Filter Corp. New (a)                                60,100     $    1,638
USA Waste Services, Inc. (a)                             39,500          1,526
Weatherford Enterra, Inc. (a)                             9,000            347
Westinghouse Electric Corp.                              26,200            605
                                                                    ----------

                                                                        57,024
                                                                    ----------

CONSUMER BASICS - 19.9%
Abbott Laboratories                                      52,000          3,471
ALZA Corp. (a)                                            9,800            284
American Home Products Corp.                            101,500          7,765
American Stores Co.                                      33,000          1,629
Apria Healthcare Group, Inc. (a)                         55,000            976
Archer-Daniels-Midland Co.                              133,870          3,146
Astra AB Class A - ADR                                  181,333          3,445
Baxter International, Inc.                               87,100          4,551
Bergen Brunswig Corp. Class A                               300              8
Beverly Enterprises, Inc. (a)                            30,400            494
Biomet, Inc.                                             67,300          1,253
Bristol-Myers Squibb Co.                                120,460          9,757
Campbell Soup Co.                                        37,600          1,880
Cardinal Health, Inc.                                    34,570          1,979
Centocor, Inc. (a)                                       50,100          1,553
Chiquita Brands International, Inc.                      53,700            738
ChiRex, Inc. (a)                                         70,000            831
Chiron Corp.                                              2,400             50
Coca-Cola Co. (The)                                     143,400          9,680
Coca-Cola Enterprises, Inc.                              63,000          1,449
Colgate-Palmolive Co.                                    36,400          2,375
Columbia/HCA Healthcare Corp.                           225,150          8,851
Corning, Inc.                                            40,600          2,258
CPC International, Inc.                                  16,200          1,495
CVS Corp.                                                18,500            948
Dole Food, Inc.                                          26,400          1,129
Fletcher's Fine Foods, Ltd. (a)                          20,000            190
General Nutrition Companies, Inc. (a)                    13,400            374
Genzyme Corp.                                             7,900            218
Gillette Co.                                             57,800          5,477
Great Atlantic & Pacific Tea Co., Inc.                   17,400            473
Health Management Associates Class A (a)                 40,600          1,157
HealthCare COMPARE (a)                                   16,400            859
HEALTHSOUTH Rehabilitation Corp.                         15,600            389
Heinz (H.J.) Co.                                          1,100             51
Hillenbrand Industries, Inc.                                900             43
Hormel (George A.) & Co.                                 16,800            452
Hudson Foods, Inc.                                       53,500            873
Humana, Inc. (a)                                          8,000            185
IBP, Inc.                                                40,200            935
International Multifoods Corp.                           68,400          1,719
Interneuron Pharmaceuticals, Inc. (a)                     5,100            103
Interstate Bakeries Corp.                                   400             24
IVAX Corp. (a)                                           64,500            722
Johnson & Johnson                                       151,300          9,740
Lilly (Eli) & Co.                                        24,000          2,624
Lincare Holdings, Inc. (a)                               10,800            464
Matrix Pharmaceutical, Inc. (a)                          91,800            602
McCormick & Co., Inc.                                     3,200             81
McKesson Corp.                                           18,400          1,426
Medtronic, Inc.                                          31,450          2,547
Merck & Co., Inc.                                       115,550         11,959
Mylan Laboratories, Inc.                                230,000          3,393
Oxford Health Plans, Inc. (a)                            24,100          1,729
PepsiCo, Inc.                                           283,100         10,634
Pfizer, Inc.                                            133,550         15,959
Philip Morris Cos., Inc.                                568,650         25,234
PhyCor, Inc. (a)                                          6,200            213
Procter & Gamble Co.                                     36,300          5,127
Quaker Oats Co.                                          19,100            857
Quorum Health Group, Inc. (a)                            18,500            657
Ralston-Purina Group                                     11,900            978
RJR Nabisco Holdings Corp.                               59,020          1,948
Rykoff-Sexton, Inc.                                      67,100          1,564
Sara Lee Corp.                                           39,900          1,661
Schering-Plough Corp.                                   123,000          5,889
Smithkline Beecham PLC - ADR                             40,000          3,665
Standard Commercial Corp.                                30,000            521
Tenet Healthcare Corp. (a)                               62,850          1,858
Total Renal Care Holdings, Inc. (a)                       4,300            173
U.S. Surgical Corp.                                      29,800          1,110
Unilever NV                                              16,500          3,597
United Healthcare Corp.                                  77,800          4,046
Universal Corp.                                          41,500          1,318
US Bioscience, Inc. (a)                                 100,563            968
W. R. Grace & Co.                                        61,600          3,396
Warner-Lambert Co.                                       11,000          1,367
Watson Pharmaceuticals, Inc. (a)                          2,800            118
Weis Markets, Inc.                                        2,800             80
Wellpoint Health Networks, Inc. Class A (a)              18,806            862
                                                                    ----------

                                                                       214,604
                                                                    ----------


                                                                Equity I Fund  3

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONSUMER DURABLES - 2.0%
Aktiebolaget Electrolux - ADR                            20,000     $    1,440
Chrysler Corp.                                           86,400          2,835
Cooper Tire & Rubber Co.                                152,800          3,362
Eaton Corp.                                               9,500            829
Elsag Bailey Process Automation NV (a)                   72,500          1,332
Ford Motor Co.                                          176,300          6,655
Leggett & Platt, Inc.                                     5,700            245
PACCAR, Inc.                                             21,800          1,011
Sunbeam Oster, Inc.                                      27,000          1,019
Whirlpool Corp.                                          58,000          3,166
                                                                    ----------

                                                                        21,894
                                                                    ----------

CONSUMER NON-DURABLES - 7.2%
Barry (R.G.) Corp. (a)                                  116,100          1,408
Bed Bath & Beyond, Inc. (a)                               5,300            161
Borders Group, Inc.                                       6,700            162
Burlington Industries, Inc. (a)                          36,100            433
Canandaigua Wine, Inc. Class A (a)                       11,200            379
CompUSA, Inc.                                            13,600            292
Costco Companies, Inc. (a)                               10,200            335
Dayton Hudson Corp.                                     123,200          6,553
Dillard's, Inc. Class A                                  30,900          1,070
Dollar Tree Stores, Inc. (a)                              3,100            156
Eastman Kodak Co.                                        54,800          4,206
Estee Lauder Companies Class A                            1,100             55
Federated Department Stores, Inc. (a)                    25,900            900
Fruit of the Loom, Inc. Class A (a)                      12,000            372
Gap, Inc.                                                95,000          3,693
Hills Store Co. (a)                                      23,426             81
Home Depot, Inc. (The)                                   95,000          6,549
Ikon Office Solutions, Inc.                              49,500          1,234
Intimate Brands, Inc. Class A                             1,900             40
Jones Apparel Group, Inc.                                30,700          1,466
Kellwood Co.                                             50,300          1,396
Kmart Corp. (a)                                         152,600          1,869
Kohl's Corp. (a)                                         42,700          2,260
Limited, Inc. (The)                                     165,000          3,341
Liz Claiborne, Inc.                                       8,400            392
Lowe's Cos., Inc.                                        58,300          2,164
Mark Bros. Jewelers, Inc. (a)                            30,000            368
Mattel, Inc.                                            263,343          8,921
May Department Stores Co.                                36,900          1,744
Michaels Stores, Inc. (a)                                53,900          1,142
Newell Co.                                               15,300            606
NIKE, Inc. Class B                                       36,500          2,131
Nine West Group, Inc. (a)                                19,700            752
Nordstrom, Inc.                                           1,800             88
Payless ShoeSource, Inc. (a)                              9,200            503
PeopleSoft, Inc.                                          7,700            406
Phar-Mor, Inc. (a)                                      101,900            631
Pluma, Inc. (a)                                          13,000            200
Polaroid Corp.                                           13,100            727
Rayonier, Inc.                                            2,000             84
Sears Roebuck & Co.                                     175,300          9,422
Tiffany & Co.                                             8,100            374
TJX Cos., Inc.                                           19,100            504
Toys "R" Us, Inc. (a)                                   105,000          3,675
V.F. Corp.                                                  500             42
Wal-Mart Stores, Inc.                                    81,600          2,759
Warnaco Group, Inc. Class A                              19,300            615
Zale Corp. (a)                                           50,200            996
                                                                    ----------

                                                                        77,657
                                                                    ----------

CONSUMER SERVICES - 3.0%
AMR Corp. (a)                                            22,400          2,072
Boyd Gaming Corp. (a)                                    81,900            471
Brinker International, Inc. (a)                          45,900            654
Carnival Corp. Class A                                   77,900          3,213
Continental Airlines, Inc. Class B                       13,300            465
Cracker Barrel Old Country Store, Inc.                    4,200            111
Darden Restaurants, Inc.                                 18,200            165
Delta Air Lines, Inc.                                    13,700          1,123
Disney (Walt) Co.                                        65,600          5,264
Grand Casinos, Inc. (a)                                   1,200             18
Harrah's Entertainment, Inc. (a)                         30,700            560
Hilton Hotels Corp.                                      32,100            853
International Game Technology                             6,200            110
King World Productions, Inc.                             32,400          1,134
KLM Royal Dutch Airlines                                 51,091          1,577
Lone Star Steakhouse & Saloon (a)                           500             13
Marriot International, Inc.                               9,200            565
MGM Grand, Inc. (a)                                       6,300            233
Mirage Resorts, Inc. (a)                                  9,000            227
Northwest Airlines Corp. Class A (a)                     84,000          3,056
Promus Hotel Corp. (a)                                    1,000             39
Servico, Inc. (a)                                        78,500          1,168
UAL Corp. (a)                                           121,200          8,673
USAir Group, Inc. (a)                                     3,000            105
                                                                    ----------

                                                                        31,869
                                                                    ----------


4  Equity I Fund

EQUITY I FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
ENERGY - 6.5%
Amerada Hess Corp. NPV                                   63,400     $    3,523
Amoco Corp.                                              54,300          4,721
Apache Corp.                                             34,700          1,128
Ashland, Inc.                                             9,200            427
Atlantic Richfield Co.                                   46,200          3,257
Baker Hughes, Inc.                                       99,600          3,853
Bellwether Exploration Co. (New)(a)                      10,000             99
British Petroleum Co. PLC - ADR                          87,060          6,519
Burlington Resources, Inc.                               12,100            534
Crown Centennial Petroleum Co. Class B (a)               98,000          1,458
Dresser Industries, Inc.                                  1,200             45
Enron Oil & Gas Co.                                      12,000            218
ENSCO International, Inc. (a)                             8,600            454
Enserch Exploration, Inc. (a)                             1,000             11
Exxon Corp.                                             126,820          7,799
Global Marine, Inc. (a)                                   2,600             60
Halliburton Co.                                           1,700            135
Kerr-McGee Corp.                                         21,300          1,350
LTV Corp.                                                25,700            366
Lyondell Petrochemical Co.                               26,000            567
Mapco, Inc.                                              29,800            939
McDermott International, Inc.                            50,300          1,468
Mobil Corp.                                              24,100          1,684
Murphy Oil Corp.                                         21,700          1,058
Noble Drilling Corp. (a)                                 65,000          1,467
Occidental Petroleum Corp.                               38,200            957
Petroleum Heat & Power, Inc. Class A                    359,833            967
Phillips Petroleum Co.                                   74,600          3,264
Rowan Cos., Inc. (a)                                     18,400            519
Royal Dutch Petroleum Co.                                63,200          3,437
Santa Fe International, Corp. (a)                         5,500            187
Schlumberger, Ltd.                                       23,500          2,938
Smith International, Inc. (a)                             5,500            334
Sun Co., Inc.                                             1,200             37
Texaco, Inc.                                             26,700          2,904
Tosco Corp.                                              86,200          2,581
Transocean Offshore, Inc.                                33,600          2,440
Union Pacific Resources Group, Inc.                       3,400             85
Union Texas Petroleum Holdings, Inc.                      2,200             45
Unocal Corp.                                             37,400          1,451
USX-Marathon Group                                      129,400          3,735
Valero Energy Corp.                                      33,000          1,195
Western Atlas, Inc. (a)                                     200             14
                                                                    ----------

                                                                        70,230
                                                                    ----------

FINANCE - 16.1%
AEGON NV (American Registered)                            1,640            115
Aetna, Inc.                                              53,000          5,426
AFLAC, Inc.                                              70,000          3,308
Ahmanson (H.F.) & Co.                                    71,300          3,066
Allmerica Financial Corp.                                 6,100            243
Allstate Corp.                                           92,666          6,765
AMBAC, Inc.                                              12,400            947
American Express Co.                                     49,600          3,695
American General Corp.                                    6,088            291
American International Group, Inc.                       83,700         12,503
AmSouth Bancorp                                          38,200          1,444
ARM Financial Group, Inc. Class A (a)                     5,300            106
Banc One Corp.                                           40,330          1,953
BankAmerica Corp.                                        47,800          3,086
BankBoston Corp.                                         32,100          2,313
Barnett Banks, Inc.                                      41,200          2,163
Bear Stearns Cos., Inc.                                  26,668            912
Beneficial Corp.                                         10,800            767
Charter One Financial, Inc.                               1,500             81
Chase Manhattan Corp.                                   120,892         11,734
Chubb Corp. (The)                                        41,700          2,789
Citicorp                                                 43,600          5,257
Coast Savings Financial, Inc. (a)                        27,200          1,236
Comerica, Inc.                                           22,600          1,537
Commerce Bancshares, Inc.                                 2,150             97
Conseco, Inc.                                            72,144          2,669
Countrywide Credit Industries, Inc.                      47,700          1,488
Danielson Holding Corp. (a)                             128,300          1,010
Dime Bancorp, Inc.                                       16,300            285
Edwards (A.G.), Inc.                                     17,200            735
Equitable Companies, Inc.                                14,900            495
Everest Re Holdings, Inc.                                17,600            697
Federal Home Loan Mortgage Corp.                         63,600          2,186
Federal National Mortgage Association                   166,300          7,255
First America Bank Corp.                                  1,650             75
First American Corp.                                      1,600             61
First Chicago NBD Corp.                                  21,501          1,301
First Empire State Corp.                                    500            169
First Union Corp.                                        29,800          2,757
Firstar Corp.                                             6,500            198
Fleet Financial Group, Inc.                              19,100          1,208
General Re Corp.                                         27,300          4,969
Golden West Financial Corp.                              21,100          1,477
Great Western Financial Corp.                            40,400          2,172
Green Tree Financial Corp.                               14,200            506


                                                                Equity I Fund  5

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Hartford Financial Services  Group (The), Inc.            9,100     $      753
Household International Corp.                            44,000          5,167
Jefferson-Pilot Corp.                                    27,261          1,905
Lehman Brothers Holdings, Inc.                           27,700          1,122
Liberty Corp.                                            10,900            444
MBIA, Inc.                                               16,600          1,873
MBNA Corp.                                              235,275          8,617
Mercantile Bankshares Corp.                               5,600            223
Mercury General Corp.                                     2,300            167
Merrill Lynch & Co., Inc.                               114,000          6,797
MGIC Investment Corp.                                    20,600            988
Money Store, Inc.                                         5,300            151
Morgan Stanley, Dean Witter Discover and Co.            188,550          8,119
National City Corp.                                      15,700            824
NationsBank Corp.                                        75,500          4,870
Northern Trust Corp.                                     21,100          1,021
Norwest Corp.                                            29,800          1,676
Ohio Casualty Corp.                                      10,400            455
Old Republic International Corp.                         69,650          2,111
Pacific Century Financial Corp.                          16,800            777
PaineWebber Group, Inc.                                  40,900          1,432
PNC Bank Corp.                                           34,200          1,424
Progressive Corp.                                         9,600            835
Provident Companies, Inc.                                25,771          1,379
Providian Financial Corp.                                 6,200            199
Republic New York Corp.                                   1,800            194
Robert Half International, Inc. (a)                       1,500             71
Salomon, Inc.                                            40,500          2,253
Scor SA - ADR                                            14,900            605
Signet Banking Corp.                                     26,700            961
SouthTrust Corp.                                         58,400          2,416
Star Banc Corp.                                           6,400            270
State Street Corp.                                       13,200            611
Student Loan Marketing Association                        3,900            495
SunAmerica, Inc.                                          1,000             49
SunTrust Banks, Inc.                                     60,000          3,304
Torchmark Corp.                                          12,400            884
Transamerica Financial Corp.                             14,100          1,319
Transatlantic Holdings, Inc.                              5,700            566
U.S. Bancorp of Oregon                                    4,900            314
Uniao de Bancos Brasileiros S.A. - GDR (a)               29,700          1,103
Unitrin, Inc.                                             1,200             73
Wachovia Corp.                                           14,600            851
Zurich Reins Centre Holdings, Inc.                        4,100            161
                                                                    ----------

                                                                       173,376
                                                                    ----------

GENERAL BUSINESS - 3.6%
AccuStaff, Inc. (a)                                      32,400            767
ACNielsen Corp. (a)                                      27,100            532
America Online, Inc. (a)                                 19,300          1,074
American Greetings Corp. Class A                         21,700            803
Ascend Communications, Inc. (a)                          69,200          2,716
Automatic Data Processing, Inc.                         148,100          6,961
Central Newspapers, Inc. Class A                         12,700            910
Clear Channel Communications, Inc.                       16,000            984
Comdisco, Inc.                                           16,200            421
Cox Communications, Inc. Class A (a)                     51,600          1,238
CUC International, Inc.                                  56,800          1,466
Ecolab, Inc.                                              2,700            129
Figgie International Holdings, Inc.  Class A (a)         80,300          1,084
First Data Corp.                                         68,900          3,027
GTECH Holdings Corp. (a)                                  1,800             58
Harland (John H.) Co.                                    13,800            315
Knight-Ridder, Inc.                                       1,200             59
Manpower, Inc.                                           12,500            556
Medaphis Corp. (a)                                        2,100             21
Meredith Corp.                                            9,300            270
Metromedia International Group, Inc. (a)                 27,500            349
New York Times Co. Class A                               64,200          3,178
Nextel Communications, Inc. Class A (a)                   3,300             62
Olsten Corp.                                              3,900             76
Omnicom Group, Inc.                                      10,400            641
Quintiles Transnational Corp. (a)                        13,200            917
SBC Communications, Inc.                                 32,000          1,980
Scripps (E.W.) Co. Class A                                  900             37
Service Corp. International                              39,400          1,295
Sinclair Broadcast Group, Inc. Class A (a)                  900             27
Staples, Inc. (a)                                        50,900          1,177
Stewart Enterprises, Inc. Class A                         3,700            154
Tele-Communications, Inc. Class A                        75,000          1,111
Tele-Communications, Inc. Series A New                   49,450          1,174
Tribune Co.                                              46,000          2,211
Unisource Worldwide, Inc.                                71,600          1,147
Viad Corp.                                                2,600             51
                                                                    ----------

                                                                        38,978
                                                                    ----------


6  Equity I Fund

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

MISCELLANEOUS - 0.9%
American Real Estate Partners, L.P. (a)                 140,242     $    1,893
Apollo Group, Inc. Class A (a)                            1,900             67
Boston Properties, Inc. (a)                              31,100            855
Canadian Hotel Income Properties (a)                    200,600          1,017
Catellus Development Corp. (a)                          100,700          1,825
Chris Craft Industries, Inc.                              2,300            111
Great Lakes REIT, Inc.                                   21,700            357
Koger Equity, Inc.                                       20,000            365
Mercer International, Inc.                               63,000            595
Newhall Land & Farming Co.                               58,800          1,272
Public Storage, Inc.                                      7,500            219
Waste Management, Inc. New (a)                           13,300            427
                                                                    ----------

                                                                         9,003
                                                                    ----------

SHELTER - 0.2%
Armstrong World Industries, Inc.                          6,500            477
Centex Corp.                                             16,800            683
Johns Manville Corp.                                     10,200            120
USG Corp. (a)                                            22,600            825
Vulcan Materials Co.                                      1,400            110
                                                                    ----------

                                                                         2,215
                                                                    ----------

TECHNOLOGY - 13.9%
ADC Telecommunications, Inc.                              4,600            154
Altera Corp.                                             32,500          1,641
AMP, Inc.                                                 8,000            334
AVX Corp.                                                   600             16
BE Aerospace, Inc. (a)                                  107,300          3,380
Boeing Co.                                               90,100          4,781
Cadence Design Systems, Inc. (a)                         14,500            486
CAE, Inc.                                                96,700            770
Cambridge Technology Partners, Inc. (a)                   4,700            148
CDW Computer Centers, Inc.                                2,700            143
Cisco Systems, Inc. (a)                                 192,100         12,895
COMPAQ Computer Corp. (a)                               131,800         13,081
Curtiss-Wright Corp.                                     16,900            984
Dell Computer Corp.                                      37,400          4,390
Doncasters PLC - ADR (a)                                  1,000             23
Electronic Data Systems Corp.                            80,000          3,280
Ericsson (LM) Telephone Co. Class B - ADR                71,783          2,826
General Dynamics Corp.                                    6,200            465
Harris Corp.                                              2,500            210
HBO & Co.                                                33,700          2,321
Hewlett-Packard Co.                                     158,000          8,848
Honeywell, Inc.                                          35,000          2,656
Imation Corp. (a)                                        41,900          1,105
Information Resources, Inc. (a)                          40,000            565
Intel Corp.                                             130,100         18,417
International Business Machines Corp.                    94,500          8,523
Iomega Corp. (a)                                         11,300            225
KLA Instruments Corp. (a)                                28,700          1,399
Komag, Inc. (a)                                          21,300            349
Learning Co., Inc. (The)(a)                             166,900          1,565
Lexmark International Group, Inc. Class A (a)            19,600            595
Litton Industries, Inc. (a)                               6,400            309
Lockheed Martin Corp.                                    34,200          3,542
Longview Fibre Co.                                       50,300            836
LSI Logic Corp. (a)                                      48,300          1,546
MEMC Electronic Materials, Inc. (a)                      46,300          1,516
Micro Warehouse, Inc. (a)                                 9,500            163
Micron Electronics, Inc. (a)                             14,000            249
Microsoft Corp.                                         105,600         13,352
Molex, Inc. Class A                                      18,500            642
National Semiconductor Corp. (a)                         10,000            306
Northern Telecom, Ltd.                                   23,200          2,111
Northrop Grumman Corp.                                   25,500          2,239
Oracle Systems Corp. (a)                                 50,850          2,558
Quantum Corp.                                            15,600            317
Read-Rite Corp. (a)                                       5,900            123
Rockwell International Corp.                             12,600            743
SCI Systems, Inc. (a)                                     7,000            446
Seagate Technology                                       59,500          2,094
Sensormatic Electronics Corp.                            87,000          1,120
Sequent Computer Systems, Inc. (a)                       43,500            916
Siemens AG - ADR New (a)                                  4,300            253
Sun Microsystems, Inc.                                   11,000            409
Sybase, Inc. (a)                                            400              6
Symbol Technologies, Inc.                                14,600            491
Tandem Computers, Inc. (a)                               10,400            211
Tandy Corp.                                              11,300            633
Tektronix, Inc.                                           3,400            204
Tellabs, Inc.                                            19,200          1,070
Teradyne, Inc. (a)                                       16,500            648
Texas Instruments, Inc.                                  11,000            925
Thomas & Betts Corp.                                      5,800            305
TRW, Inc.                                                23,200          1,318
United Technologies Corp.                                28,700          2,382
Xerox Corp.                                              85,200          6,720
Xilinx, Inc. (a)                                         47,100          2,308
                                                                    ----------

                                                                       149,586
                                                                    ----------


                                                                Equity I Fund  7

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

TRANSPORTATION - 1.0%
Arkansas Best Corp. (a)                                  50,000     $      450
Caliber Systems, Inc.                                     7,600            283
CNF Transportation, Inc.                                 10,950            353
Johnstown America Industries, Inc. (a)                   50,300            296
Kansas City Southern Industries, Inc.                     1,900            123
Nordic American Tanker Shipping, Ltd.
 1997 Warrants (a)                                      375,200          1,876
Norfolk Southern Corp.                                   29,000          2,922
OMI Corp. (a)                                            95,400            912
Ryder System, Inc.                                       98,100          3,237
Tidewater, Inc.                                           7,800            343
                                                                    ----------

                                                                        10,795
                                                                    ----------

UTILITIES - 6.8%
Airtouch Communications, Inc. (a)                       184,800          5,059
Alltel Corp.                                              2,900             97
AT&T Corp.                                               56,013          1,964
Baltimore Gas & Electric Co.                              2,100             56
Bell Atlantic Corp.                                      25,900          1,965
BellSouth Corp.                                          70,604          3,274
Boston Edison Co.                                        23,000            607
Calenergy, Inc. (a)                                      24,200            920
Centerior Energy Corp.                                    6,900             77
Central Maine Power Co.                                  37,000            458
Century Telephone Enterprises, Inc.                      28,200            950
CMS Energy Corp.                                          3,300            116
Coastal Corp.                                            22,100          1,175
Columbia Gas System, Inc.                                 7,100            463
Delmarva Power & Light Co.                               11,800            225
DTE Energy Co.                                          123,700          3,417
Edison International                                    177,400          4,413
Enova Corp.                                                 117              3
Enron Corp.                                              11,900            486
ENSERCH Corp.                                            26,800            596
Entergy Corp.                                           130,800          3,581
GPU, Inc.                                                58,600          2,102
Illinova Corp.                                            9,400            207
IPALCO Enterprises, Inc.                                  5,000            156
KU Energy Corp.                                           6,500            222
Long Island Lighting Co.                                 45,700          1,051
Lucent Technologies, Inc.                                32,000          2,306
MCI Communications Corp.                                 66,200          2,532
Montana Power Co.                                         9,100            211
National Fuel & Gas Co.                                   9,800            411
New England Electric System                               2,100             78
New York State Electric & Gas Corp.                      54,000          1,127
Niagara Mohawk Power Corp. (a)                          259,400          2,221
NICOR, Inc.                                              18,600            667
NIPSCO Industries, Inc.                                   4,700            194
Northeast Utilities                                      53,100            508
NYNEX Corp.                                              54,300          3,129
OGE Energy Corp.                                            500             23
Pacific Enterprises                                         800             27
PacifiCorp.                                              11,100            244
Peoples Energy Corp.                                      7,300            273
Pinnacle West Capital Corp.                              22,100            664
Potomac Electric Power Co.                               57,200          1,323
PP&L Resources, Inc.                                      4,300             86
Public Service Co. of Colorado                              800             33
Public Service Enterprise Group, Inc.                    84,300          2,108
Sonat, Inc.                                              34,200          1,753
Southern New England Telecommunications Corp.            32,400          1,260
Telefonos de Mexico SA Series L - ADR                    80,000          3,820
Telephone & Data Systems, Inc.                              900             34
U.S. West Communications Group                           44,900          1,692
Unicom Corp.                                            134,800          2,999
Union Electric Co.                                       10,500            396
United States Cellular Corp. (a)                          5,900            175
Western Resources, Inc.                                  12,000            389
WorldCom, Inc.                                          277,510          8,862
                                                                    ----------

                                                                        73,185
                                                                    ----------

TOTAL COMMON STOCKS
(cost $761,404)                                                        989,064
                                                                    ----------

CONVERTIBLE PREFERRED STOCKS - 0.2%
Elsag Bailey Financing Trust (a)                          9,300            388
Elsag Bailey Financing Trust (144A)                      18,200            760
Glendale Federal Bank Series E                           18,400          1,196
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,824)                                                            2,344
                                                                    ----------


8  Equity I Fund

EQUITY I FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

PREFERRED STOCKS - 0.6%
Cooper Industries, Inc.                                  40,400     $      929
Nokia Corp. - ADR                                        76,400          5,635
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $5,693)                                                            6,564
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
 Money Market Fund
 due on demand (b)                                   $   63,385         63,385
United States Treasury Notes
 5.750% due 10/31/97 (c)                                  5,700          5,704
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $69,089)                                                          69,089
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $838,010)(d) - 99.1%                                1,067,061

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                               9,268
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,076,329
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Security Act of 1933.


                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ---------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
 expiration date 09/97                                      139     $     (413)
S & P 400 Midcap Index Futures Contracts
 expiration date 09/97                                       66            128
                                                                    ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (#)                                            $     (285)
                                                                    ----------
                                                                    ----------

(#) At June 30, 1997, United States Treasury Notes valued at $5,704 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                                Equity I Fund  9

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                              Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)
ASSETS
Investments at market (identified cost $838,010)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $      1,067,061
Receivables: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,643
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,495
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 764
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,102,963

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,297
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,466
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 649
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 583
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 165
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 474
                                                                                        ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,634
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      1,076,329
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,730
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             102,619
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             229,044
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (285)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 309
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             741,912
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      1,076,329
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,076,329,243 divided by 30,936,314 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          34.79
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


10  Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)




                                                                                                          Amounts in thousands

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          7,709
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,018
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,802

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,996
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 253
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 163
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                        ----------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,496
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,306
                                                                                                            ----------------

REALIZED AND UNREALIZED. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3) . . . . . . . . . . . . . . . . . . . .
Net realized gain (loss) from: . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             105,507
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,943             112,450
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,606
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (139)             48,467
                                                                                        ----------------    ----------------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             160,917
                                                                                                            ----------------
Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        166,223
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity I Fund  11

EQUITY I FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              Amounts in thousands

                                                                                          FOR THE SIX           FOR THE
                                                                                          MONTHS ENDED         YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          5,306    $          12,119
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             112,450              110,958
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              48,467               65,403
                                                                                        -----------------   -----------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .             166,223              188,480
                                                                                        -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2,576)            (12,119)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                   --                (104)
  Net realized gain on investment. . . . . . . . . . . . . . . . . . . . . . . . . .              (27,647)           (104,791)
                                                                                        -----------------   -----------------
     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (30,223)           (117,014)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              (21,624)            138,990
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              114,376             210,456

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              961,953             751,497
                                                                                        -----------------   -----------------
  End of period (including undistributed net investment income of
   $2,730 at June 30, 1997). . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       1,076,329   $         961,953
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


        The accompanying notes are an integral part of the financial statements.


12  Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                               1997*          1996           1995            1994          1993           1992
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . .  $    30.34     $    28.00     $    23.32     $    24.91     $    25.00     $    25.17
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . .         .17            .42            .52            .62            .60            .61
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . .        5.22           5.96           7.71           (.41)          2.18           1.54
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Total Income From Investment Operations       5.39           6.38           8.23            .21           2.78           2.15
                                            ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . .        (.08)          (.42)          (.52)          (.62)          (.60)          (.62)
  Net realized gain on investments . . . .        (.86)         (3.62)         (3.03)          (.94)         (2.11)         (1.70)
  In excess of net realized gain on
   investments . . . . . . . . . . . . . .          --             --             --           (.24)          (.16)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------

    Total Distributions. . . . . . . . . .        (.94)         (4.04)         (3.55)         (1.80)         (2.87)         (2.32)
                                            ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . .  $    34.79     $    30.34     $    28.00     $    23.32     $    24.91     $    25.00
                                            ----------     ----------     ----------     ----------     ----------     ----------
                                            ----------     ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . .       18.11          23.58          35.94           0.79          11.61           9.02

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted)   1,076,329        961,953        751,497        547,242        514,356        410,170
  Ratios to average net assets (%)(b)(c):
    Operating expenses . . . . . . . . . .         .70            .71            .59            .12            .14            .15
    Net investment income. . . . . . . . .        1.07           1.38           1.91           2.52           2.36           2.53
  Portfolio turnover rate (%)(b) . . . . .      118.48          99.51          92.04          75.02          91.87          71.14
  Average commission rate paid per share
    of security ($ omitted). . . . . . . .       .0545          .0464            N/A            N/A            N/A            N/A


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.


                                                               Equity I Fund  13

EQUITY II FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 93.3%
BASIC INDUSTRIES - 4.1%
Advanced Technologies Laboratories, Inc. (a)             19,100     $      817
Agrium, Inc.                                             54,500            627
AK Steel Holding Corp.                                    7,900            349
Albemarle Corp.                                          14,300            301
Alumax, Inc. (a)                                          8,200            311
Amcast Industrial Corp.                                   2,100             52
ASARCO, Inc.                                             17,100            524
Atchison Casting Corp. (a)                                6,000            100
Bethlehem Steel Corp. (a)                                54,700            571
Bowater, Inc.                                            13,300            615
Brush Wellman, Inc.                                       3,700             77
Buckeye Cellulose Corp. (a)                               4,000            135
BWay Corp. (a)                                            6,000            139
CalMat Co.                                                3,000             64
Cambrex Corp.                                             5,400            215
Carbide/Graphite Group, Inc. (The)(a)                     4,000             92
Carpenter Technology Corp.                                6,100            279
ChemFirst, Inc.                                           5,500            149
Chesapeake Corp.                                            800             27
Cincinnati Milacron, Inc.                                14,400            374
Cleveland-Cliffs, Inc.                                    4,900            200
Commonwealth Industries, Inc.                               200              4
Consolidated Papers, Inc.                                 7,900            427
Crompton & Knowles Corp.                                 22,500            501
Devon Energy Corp.                                        5,600            206
Dexter Corp.                                              8,300            266
Ethyl Corp.                                              20,900            193
Fort Howard Corp. (a)                                    10,000            506
Fuller (H.B.) Co.                                         4,400            242
Goodrich (B.F.) Co.                                       6,100            264
Inland Steel Industries, Inc.                            30,600            799
International Specialty Products (a)                      7,000             98
Lubrizol Corp.                                           17,700            742
Millennium Chemicals, Inc.                               23,400            532
Minerals Technologies, Inc.                              30,000          1,125
Mueller Industries, Inc. (a)                              5,800            254
National Steel Corp. Class B (a)                         97,100          1,632
Olin Corp.                                               21,700            848
Penwest, Ltd.                                             4,000            129
Pope & Talbot, Inc.                                       2,700             44
Potlatch Corp.                                            8,600            389
Premark International, Inc.                              26,200            701
Rouge Steel Co. Class A                                   2,200             37
Schulman (A.), Inc.                                       5,000            123
Scotts Co. (The) Class A (a)                              8,100            235
Slater Steel, Inc.                                       10,000            121
Titanium Metals Corp. (a)                                27,300            862
Tredegar Industries, Inc.                                 1,100             61
Universal Stainless & Alloy Products, Inc. (a)            9,000            116
Wellman, Inc.                                            10,500            182
Witco Chemical Corp.                                      1,900             72
Wolverine Tube, Inc. (a)                                  4,000            112
                                                                    ----------

                                                                        17,841
                                                                    ----------

CAPITAL GOODS - 4.1%
ABC Rail Products Corp. (a)                               7,000            120
ABT Building Products Corp. (a)                           1,800             46
AFC Cable Systems, Inc. (a)                               5,000            133
American Buildings Co. New (a)                            5,000            135
ANTEC Corp. (a)                                          10,000            117
AptarGroup, Inc.                                         30,900          1,398
Aviall, Inc. (a)                                         63,800            893
Avondale Industries, Inc. (a)                             5,300            111
Baldor Electric Co.                                       2,800             83
Barnes Group, Inc.                                        7,000            207
BMC West Corp. (a)                                        8,000             96
Cable Design Technologies Corp. (a)                       5,000            147
Charter Power Systems, Inc. (a)                           3,000            113
Cohu, Inc.                                               39,500          1,225
Columbus McKinnon Corp.                                  39,000            726
Comfort Systems USA, Inc. (a)                            14,600            228
Core Industries, Inc.                                    32,600            807
Cummins Engine Co., Inc.                                 12,300            868
EVI, Inc.                                                22,000            924
Farr Co.                                                  9,000            137
Flow International Corp. (a)                             10,000             95
Fluke Corp.                                               2,700            160
Franklin Electric Co., Inc.                               2,500            122
Gardner Denver Machinery, Inc.                           29,800            857
Giant Cement Holding, Inc. (a)                            7,000            129
Gleason Corp.                                             2,500            116
Global Industrial Technologies, Inc. (a)                  6,800            139
Halter Marine Group, Inc. (a)                             3,700             89
Harmon Industries, Inc.                                   7,000            145
Hughes Supply, Inc.                                       5,000            200
Juno Lighting, Inc.                                       3,600             58
Kaydon Corp.                                              8,400            417
Martin Marietta Materials, Inc.                          10,600            343
National Service Industries, Inc.                        10,300            502
NCI Building Systems, Inc. (a)                           31,900          1,029
Park Electrochemical Corp.                                3,100             82
Plantronics, Inc. New (a)                                 3,000            150
Powell Industries, Inc. (a)                               8,000            117
RDO Equipment Co. Class A (a)                             6,000            134
Regal-Beloit Corp.                                       33,000            864
Rexel, Inc. (a)                                           8,700            161
Robbins & Myers, Inc.                                     2,900             95


14  Equity II Fund

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Scotman Industries, Inc.                                  1,400     $       40
Shelter Components Corp.                                  8,000             95
SIFCO Industries                                         55,000            784
SPS Technologies, Inc. (a)                                  900             64
Superior Services, Inc. (a)                               5,700            133
Synalloy Corp.                                            7,000            118
Timken Co.                                               29,000          1,031
Tractor Supply Co. (a)                                    6,000            105
Triumph Group, Inc. New (a)                               5,000            155
U.S. Filter Corp. New (a)                                19,100            520
Westinghouse Air Brake Co.                                2,800             56
Zurn Industries, Inc.                                     5,500            158
                                                                    ----------

                                                                        17,777
                                                                    ----------

CONSUMER BASICS - 10.2%
800 - JR CIGAR, Inc. (a)                                  8,700            181
ABR Information Services, Inc.                           10,300            297
American Oncology Resources, Inc. (a)                    38,500            645
AmeriSource Health Corp. Class A (a)                     23,800          1,187
Arbor Health Care Co. (a)                                 4,000            124
ARV Assisted Living, Inc. (a)                            10,000            110
Bergen Brunswig Corp. Class A                            14,750            411
Bindley Western Industries, Inc.                          3,800             87
Biogen, Inc.                                             21,000            711
Bob Evans Farms, Inc.                                     9,405            159
Bush Boake Allen, Inc. (a)                                  600             19
Central Sprinkler Corp. (a)                               5,700            144
Chemed Corp.                                              1,900             71
Church and Dwight Co., Inc.                               4,600            123
Coca-Cola Bottling Co.                                   19,500            926
Coherent, Inc. (a)                                       17,500            780
Cohr, Inc. (a)                                           30,600            558
Covance, Inc. (a)                                        37,500            724
Coventry Corp. (a)                                       16,200            246
Cross (A.T.) Co. Class A                                  4,900             62
Curative Technologies, Inc. (a)                          44,900          1,291
Dean Foods Co.                                           18,300            739
Dekalb Genetics Corp. Class B                             2,600            207
DePuy, Inc. (a)                                           4,300             99
Dura Pharmaceuticals, Inc.                               31,100          1,236
Earthgrains Co.                                          25,000          1,639
Einstein/Noah Bagel Corp. (a)                             1,600             19
Equity Corp. International                               35,000            847
Fleming Cos., Inc.                                       23,700            427
General Nutrition Companies, Inc. (a)                    41,500          1,157
Health Care & Retirement Corp. (a)                       26,500            884
Health Management Associates Class A (a)                 35,000            998
Healthcare Services Group, Inc. (a)                      10,000            115
Heartland Express, Inc.                                   9,700            227
Herbalife International, Inc.                            37,100            598
Home Health Corp. of America, Inc. (a)                   12,000            114
ICN Pharmaceuticals, Inc.                                38,500          1,104
Immucor Corp. (a)                                         8,000             78
Incyte Pharmaceuticals, Inc. (a)                         10,000            647
International Multifoods Corp.                            3,200             80
Interstate Bakeries Corp.                                 4,600            273
Jones Medical Industries, Inc.                           39,100          1,857
Lincare Holdings, Inc. (a)                               46,100          1,982
Maxxim Medical, Inc. (a)                                  7,500            130
Medical Resources, Inc. (a)                              61,800          1,020
Medicis Pharmaceutical Corp. Class A                     57,950          2,883
Michael Foods, Inc.                                      11,600            215
Nature's Sunshine Products, Inc.                          8,000            143
NBTY, Inc. (a)                                           62,400          1,732
Northland Cranberries, Inc. Class A                       7,000            113
NovaCare, Inc. (a)                                      112,400          1,560
Pediatric Services of America, Inc. (a)                   6,500            130
Pediatrix Medical Group (a)                              15,000            687
PhyMatrix Corp. (a)                                      16,100            248
Physio-Control International Corp. (a)                    9,000            133
Physiometrix, Inc. (a)                                   25,000             69
Prime Hospitality Corp. (a)                               7,400            146
Protocol Systems, Inc. (a)                                9,000             71
Regency Health Services, Inc. (a)                         1,300             20
Renal Treatment Centers, Inc. (a)                        27,300            734
Res-Care, Inc. (a)                                        6,000            113
Respironics, Inc. (a)                                     6,000            124
Ruddick Corp.                                             3,500             58
Rykoff-Sexton, Inc.                                       2,000             47
Sabratek Corp. (a)                                       23,000            644
Safeskin Corp.                                           43,800          1,289
Safety 1st, Inc. (a)                                      9,900             54
Schultz Sav-O Stores, Inc.                               40,500            719
Schweitzer-Mauduit International, Inc.                    5,900            221
Smucker (J.M.) Co.                                        3,100             67
Snap-On Tools Corp.                                      11,600            457
Sola International, Inc. (a)                             37,000          1,240
Starrett (L.S.) Co. Class A                              23,000            733
Strategic Distribution, Inc. (a)                         25,160             94
Suiza Foods Corp. (a)                                    25,000          1,025
Sun Healthcare Group, Inc. (a)                           19,100            398
Tootsie Roll Industries, Inc.                            18,128            807
Total Renal Care Holdings, Inc. (a)                      21,200            852
United Natural Foods, Inc. (a)                            6,000            122
Universal Corp.                                          12,100            384
Universal Health Services, Inc. Class B (a)              11,400            439
UroCor, Inc. (a)                                         15,000            135
Weider Nutrition International, Inc. Class A              9,500            151
                                                                    ----------

                                                                        44,390
                                                                    ----------


                                                              Equity II Fund  15

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONSUMER DURABLES - 1.4%
Aftermarket Technology Corp. (a)                         20,000     $      440
Arctic Cat, Inc.                                          4,300             45
Arvin Industries, Inc.                                    8,700            237
Best Buy Co., Inc. (a)                                   14,600            217
Borg-Warner Automotive, Inc.                              9,100            492
Coachmen Industries, Inc.                                37,500            642
CORT Business Services Corp. (a)                         34,000          1,003
Ethan Allen Interiors, Inc.                              24,400          1,391
Excel Industries, Inc.                                    7,000            136
Holophane Corp. (a)                                       6,000            115
Kimball International, Inc. Class B                       1,000             40
La-Z-Boy Chair Co.                                        1,300             47
Lithia Motors, Inc., Class A (a)                          9,100            100
Maxim Group, Inc. (a)                                    10,000            110
Myers Industries, Inc.                                    2,400             41
National Presto Industries, Inc.                          1,000             40
O'Sullivan Industries Holdings, Inc. (a)                  5,100             84
Pillowtex Corp.                                           6,000            132
Pronet, Inc. (a)                                         35,000            136
Schult Homes Corp.                                        4,200             67
Toro Co.                                                  4,700            178
Triangle Pacific Corp. (a)                                1,700             54
West, Inc.                                                1,300             37
Wynn's International, Inc.                                7,100            201
                                                                    ----------

                                                                         5,985
                                                                    ----------

CONSUMER NON-DURABLES - 7.0%
Abercrombie & Fitch Co. Class A (a)                      52,300            968
Block Drug Co., Inc. Class A                             13,028            567
Brown Group, Inc.                                         6,100            114
Burlington Coat Factory Warehouse Corp. (a)              76,800          1,498
Burlington Industries, Inc. (a)                           4,400             53
Canandaigua Wine, Inc. Class A (a)                       11,500            390
Carson Pirie Scott & Co. (a)                              6,400            203
Cash America International, Inc.                          9,838            103
Cole National Corp. Class A (a)                           3,000            132
Coors (Adolph) Co. Class B                               14,500            382
CPI Corp.                                                   200              4
Daisytek International Corp. (a)                          4,000            157
Dollar Tree Stores, Inc. (a)                             10,600            534
Dress Barn, Inc. (a)                                     12,300            239
Gadzooks, Inc. (a)                                       18,800            367
Genesco, Inc. (a)                                        26,900            382
Goody's Family Clothing, Inc. (a)                        61,600          1,686
Guest Supply, Inc. (a)                                    7,500             71
Guilford Mills, Inc.                                      4,800            100
Guitar Center, Inc. (a)                                   7,000            118
Handleman Co. (a)                                         4,100             26
Hartmarx Corp. (a)                                        7,300             60
Helen of Troy, Ltd. New (a)                               5,000            128
Huffy Corp.                                               3,000             44
Innovex, Inc.                                            41,200          1,190
Just For Feet, Inc.                                      63,100          1,096
Kellwood Co.                                             38,700          1,074
Land's End, Inc. (a)                                      4,000            118
MacFrugals Bargains Close Outs, Inc. (a)                  8,700            237
Mercantile Stores, Inc.                                   3,700            233
Meyer (Fred), Inc. (a)                                    7,200            372
Morningstar Group, Inc. (a)                               5,600            164
Movado Group, Inc.                                       48,875          1,222
Nautica Enterprises, Inc. (a)                            68,200          1,803
Nutramax Products, Inc. New (a)                           8,000            102
Pacific Sunwear of California                            14,600            471
Payless ShoeSource, Inc. (a)                             17,500            957
PeopleSoft, Inc.                                         20,000          1,055
Petco Animal Supplies, Inc. (a)                           4,000            120
Quaker Fabric Corp. New (a)                               8,000            130
Rayonier, Inc.                                            9,000            379
Ross Stores, Inc.                                        68,800          2,245
Russ Berrie & Co., Inc.                                   3,300             72
Russell Corp.                                             5,100            151
Samsonite Corp. (a)                                      34,700          1,531
Shopko Stores, Inc.                                      62,700          1,599
Springs Industries, Inc.                                  6,800            359
SuperValu, Inc.                                          22,000            759
The Men's Wearhouse, Inc. (a)                            20,100            633
Tiffany & Co.                                            24,000          1,108
TJX Cos., Inc.                                           50,000          1,319
Urban Outfitters, Inc. (a)                                7,000             95
Value City Department Stores, Inc. (a)                   10,000             81
Video Update, Inc. Class A (a)                           25,000            111
Waban, Inc. (a)                                          30,500            982
Windmere Corp.                                           21,600            354
                                                                    ----------

                                                                        30,448
                                                                    ----------

CONSUMER SERVICES - 2.4%
AAR Corp.                                                59,800          1,932
Atlas Air, Inc. (a)                                      17,500            604
Aztar Corp. (a)                                          10,000             71
CKE Restaurants, Inc. (a)                                26,100            825
GC Companies, Inc. (a)                                    1,000             46
Harvey's Casino Resorts                                     700             12
Hollywood Entertainment Corp. (a)                        31,800            727
King World Productions, Inc.                             20,600            721
La Quinta Motor Inns, Inc.                                9,500            208
Lodgenet Entertainment Corp. (a)                          7,000             68
Luby's Cafeterias, Inc.                                  33,500            668
Marcus Corp.                                                900             22


16  Equity II Fund

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Midwest Express Holdings, Inc.                            5,000     $      137
O'Charleys, Inc. (a)                                      8,000            134
Patriot American Hospitality, Inc.                       33,000            842
Recoton Corp. (a)                                         6,000             78
Red Roof Inns, Inc. (a)                                  11,400            205
Regis Corp.                                               5,000            116
Ruby Tuesday, Inc. (a)                                    3,900             88
Ryan's Family Steak Houses, Inc. (a)                    119,600          1,017
ShoLodge, Inc. (a)                                       10,000            147
Showbiz Pizza Time, Inc. (a)                             16,700            440
Sunstone Hotel Investors, Inc.                           21,500            312
USAir Group, Inc. (a)                                    29,700          1,040
                                                                    ----------

                                                                        10,460
                                                                    ----------

ENERGY - 6.1%
AGL Resources, Inc.                                         400              8
Alamco, Inc. (a)                                          8,000            123
Basin Exploration, Inc. (a)                              91,100            706
BJ Services Co. (a)                                      17,500            938
Cabot Oil & Gas Corp. Class A                             5,900            104
Catalytica, Inc. (a)                                      9,000            105
Cliffs Drilling Co.                                      42,800          1,562
Coho Energy, Inc. (a)                                    13,181            140
Cross Timbers Oil Co.                                    48,750            938
Energen Corp.                                             1,700             57
ENSCO International, Inc. (a)                            26,512          1,399
Evergreen Resources, Inc. (a)                            16,000            164
Giant Industries, Inc.                                   54,000            854
Global Industries, Inc.                                  24,000            558
Global Marine, Inc. (a)                                  32,200            749
Helmerich & Payne, Inc.                                  29,100          1,677
HS Resources, Inc. (a)                                    1,600             22
Hugoton Energy Corp. (a)                                 10,000            139
Indiana Energy, Inc.                                        100              2
Laclede Gas Co.                                           1,100             24
Lomak Petroleum, Inc.                                    47,300            843
Louis Dreyfus Natural Gas Corp. (a)                         400              7
LTV Corp.                                                54,400            775
Marine Drilling Co, Inc. (a)                             93,900          1,831
Mesa, Inc.                                                3,500             20
MidAmerican Energy Holdings Co.                          12,400            215
Mitchell Energy & Development Corp.                       3,400             74
Newpark Resources, Inc. New (a)                          15,200            513
Noble Drilling Corp. (a)                                 40,000            902
NUI Corp.                                                 1,200             27
Oryx Energy Co. (a)                                      28,700            606
Parallel Petroleum Corp. (a)                             19,800             97
Parker & Parsley Petroleum Co.                           27,500            973
Pennzoil Co.                                              8,700            668
Pool Energy Services Co. (a)                             53,300            966
Quaker State Oil Refining Corp.                          11,200            171
Questar Corp.                                             8,500            343
Reading & Bates Corp. (a)                                20,000            535
Rowan Cos., Inc. (a)                                     59,400          1,674
Smith International, Inc. (a)                             8,500            516
Snyder Oil Corp.                                         17,000            312
Tesoro Petroleum Corp. (a)                               12,300            182
Transocean Offshore, Inc.                                12,000            871
Tuboscope Vetco International Corp. (a)                   8,000            159
Union Texas Petroleum Holdings, Inc.                     19,500            408
UTI Energy Corp. (a)                                      3,000            138
Varco International, Inc. (a)                            20,100            648
Vintage Petroleum, Inc.                                  39,600          1,218
Wiser Oil Co.                                            35,500            655
                                                                    ----------

                                                                        26,616
                                                                    ----------

FINANCE - 20.4%
Affiliated Community Bancorp, Inc.                       32,500            764
AlBank Financial Corp.                                   27,800          1,098
Allied Group, Inc.                                        2,250             85
Allmerica Financial Corp.                                 5,900            235
American Bankers Insurance Group, Inc.                   33,300          2,102
American Eagle Group, Inc.                               16,700              8
American Financial Group, Inc.                            4,000            170
AMRESCO, Inc. (a)                                        53,400          1,148
AmSouth Bancorp                                           4,500            170
AmVestors Financial Corp.                                 3,300             62
ARM Financial Group, Inc. Class A (a)                     2,600             52
Associated Banc-Corp.                                     1,200             47
Astoria Financial Corp.                                  30,400          1,440
Bank United Corp. Class A                                 7,000            266
BankAtlantic Bancorp, Inc. Class A                       11,750            165
BankAtlantic Bancorp, Inc. Class B                       48,000            672
Bay View Capital Corp.                                    3,600             94
Bear Stearns Cos., Inc.                                  63,940          2,186
Berkley (W.R.) Corp.                                     18,000          1,046
Capital RE Corp.                                          2,500            134
Capstead Mortgage Corp. (a)                              11,300            279
Capsure Holdings Corp.                                    6,800             88
CCB Financial Corp.                                       1,000             73
Central Fidelity Banks, Inc.                              2,300             82
Centris Group, Inc.                                      52,500          1,109
Centura Banks, Inc.                                       1,300             60
CFI ProServices, Inc. (a)                                 7,000            126
Charter One Financial, Inc.                              26,935          1,451
CitiFed Bancorp, Inc.                                     6,000            229
City National Corp.                                      34,900            840
Cityscape Financial Corp.                                24,200            479


                                                              Equity II Fund  17

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CNB Bancshares, Inc.                                      1,050     $       43
Colonial BancGroup, Inc.                                 57,500          1,394
Comerica, Inc.                                            5,900            401
Commerce Bancorp, Inc.                                    1,575             61
Commerce Bancshares, Inc.                                 2,600            118
Community First Bankshares, Inc.                         30,500          1,163
Compass Bancshares, Inc.                                  9,900            332
Conseco, Inc.                                            29,000          1,073
CorVel Corp. (a)                                          4,000            115
Countrywide Credit Industries, Inc.                      17,400            543
Cullen Frost Bankers, Inc.                                4,000            169
Delphi Financial Group, Inc.                             31,008          1,194
Delta Financial Corp. (a)                                 7,000            134
Deposit Guaranty Corp.                                    4,300            135
Dime Community Bancorp, Inc.                             32,700            654
Donaldson, Lufkin & Jenrette, Inc.                       20,500          1,225
Donegal Group, Inc.                                      40,100            977
Downey Financial Corp.                                    5,432            128
Enhance Financial Services Group, Inc.                    3,600            158
Envoy Corp. New (a)                                      38,600          1,283
Everest Re Holdings, Inc.                                24,200            959
Executive Risk, Inc.                                     23,000          1,196
EXEL, Ltd.                                               17,000            897
F&M National Corp.                                        2,000             52
Fidelity National Financial                               5,721             97
Financial Fed Corp. (a)                                   6,000            132
Financial Security Assurance Holdings, Ltd.               4,000            156
First American Corp.                                     23,400            898
First American Financial Corp.                            2,900            113
First Commerce Corp.                                     17,100            750
First Commercial Corp.                                    1,000             41
First Empire State Corp.                                    500            168
First Federal Savings Bank of Colorado, Inc.              4,300             82
First Financial Caribbean Corp.                           4,000            126
First Hawaiian Creditcorp, Inc.                           2,500             85
First Midwest Bancorp, Inc.                               1,300             41
First Mortgage Corp. (a)                                 15,500             54
First Republic Bancorp, Inc. (a)                          7,200            167
First Savings Bank of Washington Bancorp, Inc.            2,300             51
First Security Corp.                                     14,900            407
First Virginia Banks, Inc.                                4,600            277
FirstFed Financial Corp. (a)                              1,700             53
FIRSTPLUS Financial Group, Inc.                          35,900          1,221
Flushing Financial Corp.                                  6,200            136
Fremont General Corp.                                    79,950          3,218
Great Financial Corp.                                     2,100             74
Greenpoint Financial Corp.                                8,300            552
Guarantee Life Companies, Inc.                            1,800             45
Guaranty National Corp.                                   3,300             79
HCC Insurance Holdings, Inc.                             24,000            641
Hibernia Corp.                                           23,600            329
Horace Mann Educators Corp.                               7,300            358
Imperial Bancorp                                          2,970             86
Imperial Credit Industries, Inc.                         95,416          1,962
Interra Financial, Inc.                                   1,800             75
Jefferies Group, Inc.                                    25,000          1,425
Keystone Financial, Inc.                                  2,550             79
Klamath First Bancorp, Inc.                                 500              9
Legg Mason, Inc.                                         20,000          1,076
Lehman Brothers Holdings, Inc.                           35,300          1,430
Leucadia National Corp.                                  37,200          1,151
Liberty Corp.                                             1,100             45
Liberty Financial Cos., Inc.                              1,000             50
Life Bancorp, Inc.                                        1,500             39
Life Re Corp.                                             2,100             98
Life USA Holding, Inc. New (a)                           12,700            180
Litchfield Financial Corp.                                7,350            120
Long Island Bancorp, Inc.                                 6,900            250
MAF Bancorp, Inc.                                        29,411          1,232
Magna Group, Inc.                                         7,000            243
Markel Corp. (a)                                         12,500          1,600
McDonald & Co. Investments                                2,700            124
Medical Assurance, Inc.                                     400             16
Mercantile Bankshares Corp.                               7,000            279
Mercury General Corp.                                     2,500            182
Mid Ocean, Ltd.                                          19,000            996
ML Bancorp, Inc.                                          6,600            125
Money Store, Inc.                                        56,300          1,605
NAC Reinsurance Corp.                                     9,900            479
North American Mortgage Co.                               7,300            173
North Fork Bancorporation, Inc.                          21,200            453
Ohio Casualty Corp.                                       6,100            267
Old Kent Financial Corp.                                  5,880            317
Old National Bancorp                                      1,050             46
Old Republic International Corp.                         23,600            715
ONBANCorp, Inc.                                           7,700            392
One Valley Bancorp of West Virginia, Inc.                 1,250             53
Orion Capital Corp.                                       3,300            243
Pacific Century Financial Corp.                          10,200            472
Penn Treaty American Corp. (a)                            4,000            123
Peoples Bank (Bridgeport, CT.)                            7,000            181
Peoples Heritage Financial Group                         39,312          1,479
Popular, Inc.                                            36,800          1,472
Presidential Life Corp.                                   2,800             54
Price (T. Rowe) & Associates, Inc.                       20,000          1,033
Provident Bankshares Corp.                                1,323             55
Provident Financial Group, Inc.                           8,500            361
Queens County Bancorp                                     3,999            182
Reinsurance Group Of America                              1,000             58


18  Equity II Fund

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Reliance Group Holdings, Inc.                            34,600     $      411
RenaissanceRe Holdings, Ltd.                             30,500          1,163
Republic Bancorp, Inc.                                    3,900             56
Riggs National Corp.                                     10,300            209
RLI Corp.                                                 3,800            138
Robert Half International, Inc. (a)                      28,400          1,337
Selective Insurance Group, Inc.                          24,600          1,184
Signet Banking Corp.                                     17,400            626
Sotheby's Holdings Co., Inc. Class A                     45,000            759
Southern Pacific Funding Corp.                            7,000            116
SouthTrust Corp.                                         17,500            724
Sovereign Bancorp, Inc.                                  70,506          1,075
St. Francis Capital Corp.                                 3,000            111
St. Paul Bancorp, Inc.                                    5,700            189
State Auto Financial Corp.                                4,800            108
SunAmerica, Inc.                                         57,600          2,808
Susquehanna Bancshares, Inc.                              1,000             39
T R Financial Corp.                                      11,200            281
TCF Financial Corp.                                      24,000          1,185
Trans Financial, Inc.                                     1,900             53
Transatlantic Holdings, Inc.                             18,500          1,836
Trenwick Group, Inc.                                     36,000          1,350
Trustmark Corp.                                           1,600             45
Union Planters Corp.                                     25,002          1,297
United Fire & Casualty Co.                               25,575            959
Unitrin, Inc.                                             3,900            238
USF&G Corp.                                              38,800            931
Valley National Bancorp                                   2,310             63
Vesta Insurance Group, Inc.                              23,500          1,016
Washington Federal, Inc.                                  9,120            234
Washington Mutual, Inc.                                  24,800          1,482
Webster Financial Corp.                                  18,000            815
Westamerica Bancorporation                               16,200          1,219
Western National Corp.                                    5,200            139
WFS Financial, Inc.                                       7,800            125
Whitney Holding Corp.                                     1,000             42
                                                                    ----------

                                                                        88,963
                                                                    ----------

GENERAL BUSINESS - 9.2%
AccuStaff, Inc. (a)                                     102,200          2,421
ADVO, Inc. (a)                                            2,900             47
American Business Information, Inc. (a)                   7,000            149
American Greetings Corp. Class A                         57,300          2,120
American Residential Services, Inc. (a)                   4,800            112
Assisted Living Concepts, Inc. (a)                        4,000            110
Banta Corp.                                              26,400            716
BISYS Group, Inc. New (a)                                30,000          1,258
Bowne & Co., Inc.                                         8,500            296
Cablevision Systems Corp. Class A (a)                     3,900            214
CACI International, Inc. Class A (a)                      9,000            137
Caribiner International, Inc.                            24,000            783
Celeritek, Inc. (a)                                      10,000            120
Central Newspapers, Inc. Class A                         31,800          2,278
Children's Comprehensive Services, Inc. New (a)           6,300             85
Cognos, Inc. (a)                                         51,700          1,609
Coinmach Laundry Corp. (a)                                7,000            166
Comarco, Inc. (a)                                         5,000             94
DeVRY, Inc.                                              31,900            861
Ennis Business Forms, Inc.                               47,450            457
G & K Services, Inc. Class A                              9,100            334
General Communication, Inc. Class A (a)                  16,000            128
Gibson Greetings, Inc. (a)                                3,600             81
Grey Advertising                                          4,000          1,284
Hooper Holmes, Inc.                                       6,000            138
Houghton Mifflin Co.                                     14,500            968
Iron Mountain, Inc. (a)                                   5,000            146
Jones Intercable, Inc. Class A (a)                       50,500            631
Knight-Ridder, Inc.                                      17,000            834
Kronos, Inc. (a)                                          5,300            139
Lee Enterprises, Inc.                                    37,000            976
Mail Boxes Etc (a)                                        4,000            111
McClatchy Newspapers, Inc. Class A                       36,200          1,063
McGraw-Hill Co., Inc.                                    12,500            735
META Group, Inc. (a)                                     24,300            516
Metzler Group, Inc. (a)                                  31,000            992
MicroAge, Inc. (a)                                       64,200          1,180
National Data Corp.                                      28,000          1,213
New England Business Service, Inc.                        2,100             55
Outdoor Systems, Inc.                                    10,750            408
Party City Corp. (a)                                      7,000            113
Paychex, Inc.                                            26,250          1,007
Pegasus Communications Corp. Class A (a)                 10,000            105
Personnel Group of America, Inc. (a)                      7,400            213
Pinkerton's, Inc. New (a)                                   900             28
Protection One, Inc. (a)                                  9,000            121
Pulitzer Publishing Co.                                  15,000            795
Quintiles Transnational Corp. (a)                        17,500          1,216
RCM Technologies, Inc. (a)                                  300              3
Registry, Inc. (The)(a)                                   6,200            285
Richey Electronics, Inc. (a)                             12,000             94
Saga Communications Class A                               6,250            116
SCP Pool Corp. (a)                                        5,000            104
SFX Broadcasting, Inc. Class A (a)                        3,500            147
Sovran Self Storage, Inc.                                26,700            781
Standard Register Co.                                     2,100             64
Steris Corp. (a)                                         20,000            743
Stone & Webster, Inc.                                     2,100             90
Systems & Computer Technology Corp. (a)                   3,200             85


                                                              Equity II Fund  19

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

TRM Copy Centers Corp. (a)                               10,000     $      105
True North Communications, Inc.                           4,200            104
Unisource Worldwide, Inc.                                 7,500            120
United Television, Inc.                                   7,200            697
United Wisconsin Services, Inc.                           2,200             74
Universal Outdoor Holdings, Inc. (a)                     29,100          1,015
Valassis Communications, Inc. (a)                        40,400            970
Viad Corp.                                               16,100            310
Viking Office Products, Inc. (a)                         20,000            378
Wackenhut Corp.                                           5,000            120
Wackenhut Corrections Corp. (a)                          30,000            874
Washington Post Co. Class B                               3,600          1,433
Young Broadcasting Corp. Class A (a)                     27,000            878
Zilog, Inc. (a)                                          35,500            675
                                                                    ----------

                                                                        39,828
                                                                    ----------

MISCELLANEOUS - 3.0%
Apollo Group, Inc. Class A (a)                           20,100            709
Applied Extrusion Technologies, Inc. (a)                 12,000            141
Arden Realty Group, Inc.                                 30,000            780
Castle & Cook, Inc. New (a)                               6,000             99
Citation Corp. (a)                                       12,200            209
Consolidated Graphics, Inc.                              42,700          1,783
Cornell Corrections, Inc. (a)                             8,000            132
Cuno, Inc. (a)                                            7,000            114
CWM Mortgage Holdings, Inc. (a)                           7,600            182
FRP Properties, Inc. (a)                                  4,000            106
Geon Co.                                                  7,300            148
Griffon Corp. (a)                                        77,600          1,062
Ha-Lo Industries, Inc.                                    5,000            116
Hirsch International Group Class A                        6,250            137
Insignia Financial Group, Inc. Class A (a)               31,000            562
Jabil Circuit, Inc. (a)                                  18,200          1,517
Landair Services, Inc. (a)                                9,000            128
Learning Tree International, Inc.                        15,100            670
Leather Factory, Inc. (a)                                60,000             34
Mark VII, Inc. (a)                                        4,000            128
McWhorter Technologies, Inc. (a)                          1,800             43
NN Ball & Roller, Inc.                                    8,000             97
On Assignment, Inc. (a)                                  21,500            833
PXRE Corp.                                               38,486          1,183
Racing Champions Corp. (a)                               16,800            256
Romac International, Inc. (a)                            10,400            341
Spieker Properties, Inc.                                 18,000            633
Supreme Industries, Inc. Class A                         15,750            136
Tracor, Inc. New (a)                                      6,600            164
Waste Industries, Inc. (a)                               14,000            245
Webb (Del E.) Corp.                                       5,500             89
Wyant Corp. (a)                                          79,000            326
Youth Services International, Inc. (a)                    8,000             97
                                                                    ----------

                                                                        13,200
                                                                    ----------

SHELTER - 2.6%
Cameron Ashley, Inc. (a)                                 10,000            139
Centex Construction Products, Inc.                        5,700            111
Centex Corp.                                             36,700          1,491
Crossmann Communities, Inc. (a)                           5,100            103
Dayton Superior Corp. Class A (a)                        15,500            198
Deltic Timber Corp.                                       2,900             85
Florida Rock Industries, Inc.                               700             28
Johns Manville Corp.                                     28,600            338
Lennar Corp.                                             35,000          1,118
Lone Star Industries, Inc.                                4,300            195
NVR, Inc. (a)                                             3,400             52
Pacific Greystone Corp. (a)                               7,800            125
Plum Creek Timber Co. L.P.                               25,900            832
PLY-GEM Industries, Inc.                                  4,700             85
Pulte Corp.                                               8,200            283
Ryland Group, Inc.                                        6,700             95
Smith (Charles E.) Residential Realty, Inc.              29,000            837
Southdown, Inc.                                          40,200          1,754
St. Joe Corp.                                            12,000          1,005
Standard Pacific Corp.                                   14,100            145
Toll Brothers, Inc. (a)                                  36,500            671
U.S. Home Corp. (a)                                       5,000            133
USG Corp. (a)                                            25,600            934
Vulcan Materials Co.                                      5,800            455
                                                                    ----------

                                                                        11,212
                                                                    ----------

TECHNOLOGY - 16.1%
ACX Technologies, Inc. (a)                               10,100            227
ADC Telecommunications, Inc.                             42,600          1,422
Amplicon, Inc.                                            5,000            114
Applied Magnetics Corp. (a)                              21,900            496
Aspen Technologies, Inc.                                 27,500          1,033
Avid Technology, Inc. (a)                                 6,100            161
Avnet, Inc.                                              11,500            661
Banctec, Inc. (a)                                        39,300          1,019
BDM International, Inc.                                  48,000          1,092
Bell Industries                                          52,729            824
Berg Electronics Corp. (a)                               24,500            880
Boole & Babbage, Inc.                                     4,500             94
Brightpoint, Inc.                                        25,500            830
Burr-Brown Corp.                                         21,800            749
Cambridge Technology Partners, Inc. (a)                  29,000            914


20  Equity II Fund

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CBT Group PLC - ADR (a)                                  30,400     $    1,900
CDW Computer Centers, Inc.                               11,900            631
Channell Commercial Corp. (a)                             8,000            106
Ciber, Inc. (a)                                          10,900            373
Complete Business Solutions, Inc. (a)                     5,000            120
Compuware Corp.                                          66,800          3,190
Comverse Technology, Inc. New (a)                        34,500          1,798
Curtiss-Wright Corp.                                      2,000            117
Cypress Semiconductor Corp. (a)                          15,100            219
Cyrix Corp. (a)                                          39,400            842
Dallas Semiconductor Corp.                               30,900          1,213
Data Processing Corp. (a)                                 5,000            115
Data Transmission Network Corp.                           6,000            188
Davox Corp.                                              32,000          1,142
DH Technology, Inc. (a)                                   7,000            112
Digital Lightwave, Inc. (a)                              18,000            153
Discreet Logic, Inc. (a)                                  6,200            102
Dr. Solomon's Group PLC - ADR (a)                        45,500          1,155
DSP Group, Inc. (a)                                       6,000             89
DST Systems, Inc. (a)                                    31,500          1,049
Electromagnetic Sciences, Inc. (a)                        5,000             86
Electronic Arts (a)                                      40,600          1,365
Electronics For Imaging, Inc.                            20,000            944
Encad, Inc. (a)                                          24,900          1,033
Esterline Corp. (a)                                       5,800            204
Evans & Sutherland Computer Corp. (a)                     1,500             41
Exar Corp. (a)                                            6,000            129
Fairchild Corp. (The) Class A (a)                           100              2
Furon Co.                                                 3,100             97
Fusion Systems Corp. (a)                                  2,400             95
Gateway 2000, Inc.                                       28,800            934
Harbinger Corp.                                          37,300          1,044
HNC Software, Inc. (a)                                   19,900            756
Hyperion Software Corp. (a)                              97,800          2,176
InaCom Corp. (a)                                         21,900            676
Input/Output, Inc. (a)                                    3,000             54
Integrated Circuit Systems, Inc. (a)                      6,000            135
Jack Henry & Assocociates, Inc.                          50,000          1,213
Kaman Corp. Class A                                       9,000            135
KLA Instruments Corp. (a)                                13,000            634
Kulicke & Soffa Industries, Inc. (a)                     38,700          1,250
Landauer, Inc.                                            5,000            116
Littlefuse, Inc.                                         32,000            888
Litton Industries, Inc. (a)                              28,300          1,367
Lo-Jack Corp. (a)                                        10,000            144
Marshall Industries (a)                                   4,200            156
MasTec, Inc.                                             29,300          1,386
McAfee Associates, Inc.                                  30,750          1,937
Melita International Corp. (a)                           16,000            198
Molex, Inc. Class A                                      32,500          1,127
Oak Technology, Inc. (a)                                 34,300            334
Par Technology Corp. (a)                                 15,000            135
Photronics, Inc. (a)                                      2,000             95
Pittway Corp. Class A                                    19,561            973
Platinum Technology, Inc. (a)                            42,300            560
PMC - Sierra, Inc. (a)                                    3,700             97
Premenos Technology Corp. (a)                            11,600             99
Progress Software Corp. (a)                               7,100            114
Quantum Corp.                                            49,400          1,003
Read-Rite Corp. (a)                                       2,200             46
Rogue Wave Software (a)                                  17,100            214
Rohr, Inc. (a)                                           19,500            428
Sandisk Corp. (a)                                        10,000            146
Saville Systems Ireland PLC - ADR (a)                    25,400          1,321
Security Dynamics Technologies, Inc.                     14,500            533
Simulation Sciences, Inc. (a)                             7,700            115
SMART Modular Technologies, Inc. (a)                     27,600            932
Software Spectrum, Inc. (a)                               4,000             51
Storage Technology Corp. (a)                             24,300          1,081
Stratus Computer, Inc. (a)                               31,100          1,555
Structural Dynamics Research Corp. (a)                   82,300          2,160
Sykes Enterprises, Inc.                                  28,600            736
Symantec Corp. (a)                                       46,200            901
Tandem Computers, Inc. (a)                               26,700            541
TB Wood's Corporation                                     8,000            117
Tech-Sym Corp. (a)                                       24,000            801
Tellabs, Inc.                                            18,000          1,004
Teradyne, Inc. (a)                                       16,500            648
Thiokol Corp.                                            23,300          1,631
Thomas & Betts Corp.                                      7,500            394
Transaction Systems Architects, Inc. Class A             20,000            685
Unitrode Corp. (a)                                       18,800            947
USCS International, Inc. (a)                              4,100            134
Veritas Software Corp.                                   29,829          1,491
Viasoft, Inc.                                            10,800            548
VideoServer, Inc. (a)                                    45,400            590
Voice Control Systems, Inc. (a)                          12,000             57
Wall Data, Inc. (a)                                       5,900            156
Watkins-Johnson Co.                                       8,500            261
Western Digital Corp.                                    33,200          1,050
                                                                    ----------

                                                                        70,136
                                                                    ----------

TRANSPORTATION - 3.3%
Airborne Freight Corp.                                   13,600            569
AirNet Systems, Inc. (a)                                  8,100            133
Alexander & Baldwin, Inc.                                 2,700             71
America West Holding Corp. Class B (a)                   25,700            373


                                                              Equity II Fund  21

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Caliber Systems, Inc.                                    27,900     $    1,039
CNF Transportation, Inc.                                 10,700            345
Consolidated Freightways Corp. (a)                       27,700            454
GATX Corp.                                               10,100            583
Genesee & Wyoming, Inc. Class A (a)                      16,400            430
Hvide Marine, Inc. Class A (a)                            6,000            132
Kansas City Southern Industries, Inc.                     3,200            206
Kirby Corp. (a)                                           3,100             57
Knight Transportation, Inc. (a)                           4,000             98
MTL, Inc. (a)                                            37,500            872
Navistar International Corp. (a)                         15,700            271
Offshore Logistics, Inc. (a)                             35,000            661
Overseas Shipholding Group, Inc.                          2,700             53
Roadway Express, Inc.                                    11,800            270
Rural/Metro Corp. (a)                                    28,500            826
Seacor Holdings, Inc. (a)                                27,800          1,454
Transport Corp. of America (a)                           10,000            131
Trico Marine Services, Inc.                              66,500          1,450
Trinity Industries, Inc.                                 25,500            810
Wisconsin Central Transportation Corp. (a)               31,000          1,153
Yellow Corp. (a)                                         77,300          1,720
                                                                    ----------

                                                                        14,161
                                                                    ----------

UTILITIES - 3.4%
Advanced Fibre Communications (a)                        12,000            725
Aliant Communications, Inc.                               5,000             97
American Water Works, Inc.                               10,000            214
Aquarion Co.                                              1,000             27
Bay State Gas Co.                                         1,100             29
Black Hills Corp.                                         1,000             28
Boston Edison Co.                                        12,400            327
Brooklyn Union Gas Co. (The)                              8,500            243
CellStar Corp.                                           53,400          1,635
Cellular Communications of Puerto Rico, Inc. (a)         27,500            467
Centennial Cellular Corp. Class A (a)                    61,000            945
Central Hudson Gas & Electric Corp.                       4,400            152
Central Louisiana Electric Co., Inc.                        116              3
Century Telephone Enterprises, Inc.                      12,800            431
CILCORP, Inc.                                             2,300             95
Commonwealth Energy System                                2,000             48
CTG Resources, Inc.                                       1,000             22
Delmarva Power & Light Co.                               10,100            193
E'town Corp.                                                300              9
Eastern Enterprises, Inc.                                 5,700            198
Empire District Electric Co.                              1,400             24
Enova Corp.                                              13,500            325
Hawaiian Electric Industries, Inc.                        5,900            228
Idaho Power Co.                                           5,400            169
Illinova Corp.                                           18,000            396
IPALCO Enterprises, Inc.                                  1,750             55
MDU Resources Group, Inc.                                 1,900             46
Montana Power Co.                                        19,000            441
National Fuel & Gas Co.                                   7,500            315
Nevada Power Co.                                         14,500            308
New England Electric System                               7,900            292
New Jersey Resources Corp.                                2,600             82
New York State Electric & Gas Corp.                       9,100            190
Niagara Mohawk Power Corp. (a)                           45,900            393
NIPSCO Industries, Inc.                                   3,600            149
Northwest Natural Gas Co.                                 2,550             67
ONEOK, Inc.                                               8,300            267
Orange & Rockland Utilities, Inc.                         1,900             64
Pennsylvania Enterprises, Inc.                            1,700             43
Peoples Energy Corp.                                      6,500            243
Piedmont Natural Gas Co., Inc.                            4,005            103
Pinnacle West Capital Corp.                              17,800            535
Public Service Co. of New Mexico                         18,100            324
Public Service Co. of North Carolina, Inc.                1,700             33
Puget Sound Power & Light Co.                            19,100            506
Rochester Gas & Electric Corp.                           12,900            272
Sierra Pacific Resources                                  9,900            317
SIG Corp., Inc.                                           1,500             38
Southwestern Energy Co.                                   3,400             44
Tel-Save Holdings, Inc.                                  69,100          1,045
TNP Enterprises, Inc.                                     8,700            202
United Illuminating Co.                                   4,300            133
United Water Resources, Inc.                              4,200             81
UtiliCorp United, Inc.                                   14,000            408
Washington Gas & Light Co.                                7,700            193
Washington Water Power Co.                               10,600            208
Western Resources, Inc.                                   7,500            243
WICOR, Inc.                                               3,200            125
                                                                    ----------

                                                                        14,795
                                                                    ----------

TOTAL COMMON STOCKS
(cost $319,924)                                                        405,812
                                                                    ----------

CONVERTIBLE PREFERRED STOCKS - 0.2%
Callon Petroleum Co. Series A                             2,000             74
Finova Finance Trust                                     13,000            748
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $719)                                                                822
                                                                    ----------

22  Equity II Fund

EQUITY II FUND

June 30, 1997 (Unaudited)

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 0.1%
Central Garden & Pet Co. (conv.)
  6.000% due 11/15/03                                $      100     $      106
Titan Corp. (conv.)
  8.250% due 11/01/03                                       100            137
                                                                    ----------

Total Long-Term Investments
(cost $224)                                                                243
                                                                    ----------

SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company
  Money Market Fund
  due on demand (b)                                      27,849         27,849
United States Treasury Notes
  5.750% due 10/31/97 (c)                                 1,400          1,401
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,250)                                                          29,250
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $350,117)(d) - 100.3%                                 436,127

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                            (1,271)
                                                                    ----------
NET ASSETS - 100.0%                                                 $  434,856
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company

                                                                    UNREALIZED
                                                      NUMBER       APPRECIATION
                                                        OF        (DEPRECIATION)
                                                     CONTRACTS        (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 09/97                                     129     $      220
S&P 500 Index Futures Contracts
  expiration date 09/97                                      21             86
                                                                    ----------

Total Unrealized Appreciation
(Depreciation) on Open Futures
Contracts Purchased ( )                                             $      306
                                                                    ----------
                                                                    ----------


(#) At June 30, 1997, United States Treasury Notes valued at $1,401 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.

        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  23

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (execpt
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $350,117)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        436,127
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 409
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,998
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 232
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             440,766

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          5,183
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 155
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 305
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 119
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 148
                                                                                        ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,910
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        434,856
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            506
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,730
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              86,010
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 306
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 132
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             337,172
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        434,856
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($434,856,147 divided by 13,186,275 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          32.98
                                                                                                            ----------------
                                                                                                            ----------------

        The accompanying notes are an integral part of the financial statements.

24  Equity II Fund

EQUITY II FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,901
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 741
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  62
                                                                                                            ----------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,704

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,430
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 182
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 137
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,809
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 895
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,321
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,818
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19              12,158
                                                                                        ----------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,983
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)             34,148
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              46,306
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         47,201
                                                                                                            ----------------
                                                                                                            ----------------

        The accompanying notes are an integral part of the financial statements.

                                                             Equity II Fund   25

EQUITY II FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Amounts in thousands

                                                                                  FOR THE SIX MONTHS      FOR THE YEAR
                                                                                  ENDED JUNE 30, 1997         ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 1996
                                                                                  -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $               895   $           1,711
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .                 12,158              40,938
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . .                 34,148              13,891
                                                                                  -------------------   -----------------

    Net increase (decrease) in net assets resulting from operations  . . . . .                 47,201              56,540
                                                                                  -------------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (585)             (1,695)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .                 (7,664)            (40,870)
                                                                                  -------------------   -----------------

    Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . .                 (8,249)            (42,565)
                                                                                  -------------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions
    (Note 6) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 29,949              72,414
                                                                                  -------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .                 68,901              86,389

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                365,955             279,566
                                                                                  -------------------   -----------------

  End of period (including undistributed net investment income of
    $506 and $195, respectively) . . . . . . . . . . . . . . . . . . . . . . .    $           434,856   $         365,955
                                                                                  -------------------   -----------------
                                                                                  -------------------   -----------------

        The accompanying notes are an integral part of the financial statements.

26  Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                1997*       1996       1995       1994       1993        1992
                                                              --------    --------   --------   --------   --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .    $  30.05    $  28.88   $  25.00   $  26.58   $  27.71    $  26.32
                                                              --------    --------   --------   --------   --------    --------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . .         .07         .16        .27        .36        .32         .30
  Net realized and unrealized gain (loss) on investments .        3.52        4.96       6.80       (.86)      3.97        3.13
                                                              --------    --------   --------   --------   --------    --------

    Total Income From Investment Operations. . . . . . . .        3.59        5.12       7.07       (.50)      4.29        3.43
                                                              --------    --------   --------   --------   --------    --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.05)       (.16)      (.29)      (.31)      (.31)       (.30)
  Net realized gain on investments . . . . . . . . . . . .        (.61)      (3.79)     (2.90)      (.21)     (4.72)      (1.74)
  In excess of net realized gain on investments  . . . . .          --          --         --       (.56)      (.39)         --
                                                              --------    --------   --------   --------   --------    --------

    Total Distributions. . . . . . . . . . . . . . . . . .        (.66)      (3.95)     (3.19)     (1.08)     (5.42)      (2.04)
                                                              --------    --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .    $  32.98    $  30.05   $  28.88   $  25.00   $  26.58    $  27.71
                                                              --------    --------   --------   --------   --------    --------
                                                              --------    --------   --------   --------   --------    --------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .       12.15       18.51      28.67      (2.60)     16.70       13.31

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     434,856     365,955    279,566    202,977    171,421     120,789

  Ratios to average net assets (%)(b)(c):
    Operating expenses . . . . . . . . . . . . . . . . . .         .95         .95        .83        .23        .34         .32
    Net investment income. . . . . . . . . . . . . . . . .         .47         .52        .97       1.46       1.14        1.10

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       94.21      120.78      89.31      58.04      87.25       43.33
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0406       .0381        N/A        N/A        N/A         N/A

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.

                                                              Equity II Fund  27

EQUITY III FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 97.6%
Basic Industries - 7.5%
Alcan Aluminum, Ltd.                                      2,300     $       80
Alumax, Inc. (a)                                         35,600          1,351
Bowater, Inc.                                            14,100            652
Crown Cork & Seal Co., Inc.                              23,500          1,256
Crown Vantage, Inc. (a)                                  10,940             79
Cyprus Amax Minerals Co.                                 35,700            875
Dow Chemical Co.                                          5,900            514
Eastman Chemical Co.                                     29,600          1,880
FMC Corp. (a)                                            14,100          1,120
Great Lakes Chemical Corp.                               15,900            833
James River Corp. of Virginia                            40,400          1,495
Mark IV Industries, Inc.                                 10,900            262
Mead Corp.                                               23,800          1,482
Phelps Dodge Corp.                                        4,200            358
Potlatch Corp.                                           11,800            534
Reynolds Metals Co.                                      17,000          1,211
Rohm & Haas Co.                                           9,500            856
Sonoco Products Co.                                      14,800            450
Temple-Inland, Inc.                                      12,300            664
USX-U.S. Steel Group                                     10,700            375
Westvaco Corp.                                           18,400            577
                                                                    ----------

                                                                        16,904
                                                                    ----------

CAPITAL GOODS - 5.4%
Briggs & Stratton Corp.                                   7,900            395
Browning-Ferris Industries, Inc.                         19,800            658
Caterpillar, Inc.                                        22,700          2,437
Deere & Co.                                               9,900            543
Foster Wheeler Corp.                                     30,700          1,243
General Electric Co.                                     28,600          1,870
Harnischfeger Industries, Inc.                           19,600            813
Harsco Corp.                                              9,100            369
Hitachi, Ltd. - ADR                                       7,100            802
Johnson Controls, Inc.                                   33,200          1,363
Matsushita Electric Industrial Co., Ltd. - ADR            3,300            675
Parker-Hannifin Corp.                                     3,800            231
Silicon Valley Group, Inc. (a)                            7,500            197
Tecumseh Products Co. Class A                             9,800            588
                                                                    ----------

                                                                        12,184
                                                                    ----------

CONSUMER BASICS - 9.4%
Archer-Daniels-Midland Co.                               92,842          2,182
Baxter International, Inc.                               25,300          1,322
Beverly Enterprises, Inc. (a)                            35,800            582
Black & Decker Corp.                                     16,800            625
Bristol-Myers Squibb Co.                                 32,700          2,649
Columbia/HCA Healthcare Corp.                            35,000          1,376
Foundation Health Systems, Inc. (a)                      19,410            588
Great Atlantic & Pacific Tea Co., Inc.                   15,500            421
IBP, Inc.                                                63,300          1,472
McKesson Corp.                                           15,900          1,232
PepsiCo, Inc.                                            40,200          1,510
Philip Morris Cos., Inc.                                 19,100            848
RJR Nabisco Holdings Corp.                               78,000          2,574
Sara Lee Corp.                                           25,600          1,066
Schering-Plough Corp.                                    32,800          1,570
Tenet Healthcare Corp. (a)                               29,500            871
UST Corp.                                                12,100            335
                                                                    ----------

                                                                        21,223
                                                                    ----------

CONSUMER DURABLES - 4.0%
Chrysler Corp.                                           83,200          2,730
Ford Motor Co.                                           95,600          3,609
General Motors Corp.                                      8,800            490
Whirlpool Corp.                                          39,400          2,150
                                                                    ----------

                                                                         8,979
                                                                    ----------

CONSUMER NON-DURABLES - 3.8%
Burlington Industries, Inc. (a)                          38,500            462
Dayton Hudson Corp.                                      48,300          2,569
Dillard's, Inc. Class A                                   7,500            260
Eastman Kodak Co.                                        11,700            898
Fruit of the Loom, Inc. Class A (a)                      11,200            347
JC Penney & Co., Inc.                                    19,700          1,028
Kmart Corp. (a)                                          40,700            499
Sears Roebuck & Co.                                      16,500            887
SuperValu, Inc.                                           6,200            214
Wal-Mart Stores, Inc.                                    45,200          1,528
                                                                    ----------

                                                                         8,692
                                                                    ----------

CONSUMER SERVICES - 3.2%
AMR Corp. (a)                                            24,800          2,294
Brinker International, Inc. (a)                          29,500            420
Carnival Corp. Class A                                   33,200          1,370
Disney (Walt) Co.                                         8,000            642
Harrah's Entertainment, Inc. (a)                         18,700            341
King World Productions, Inc.                             17,300            605
UAL Corp. (a)                                            23,600          1,688
                                                                    ----------

                                                                         7,360
                                                                    ----------

ENERGY - 11.6%
Amerada Hess Corp. NPV                                   39,100          2,172
Amoco Corp.                                              13,800          1,200
Apache Corp.                                              8,300            270


28  Equity III Fund

EQUITY III FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Ashland, Inc.                                             4,500     $      209
Atlantic Richfield Co.                                   49,000          3,455
British Petroleum Co. PLC - ADR                          18,924          1,417
Elf Aquitaine - ADR                                       7,800            425
Exxon Corp.                                              51,500          3,167
Kerr-McGee Corp.                                         22,100          1,401
Louisiana Land & Exploration Co.                          5,200            297
LTV Corp.                                                25,700            366
Mapco, Inc.                                              24,400            769
Mobil Corp.                                              15,400          1,076
Murphy Oil Corp.                                         31,300          1,526
Occidental Petroleum Corp.                               85,903          2,153
Oryx Energy Co. (a)                                      12,800            270
Phillips Petroleum Co.                                   46,000          2,013
Santa Fe Energy Resources, Inc. (a)                      40,000            588
Texaco, Inc.                                             13,300          1,446
Unocal Corp.                                             20,400            791
USX-Marathon Group                                       23,000            663
Valero Energy Corp.                                      20,100            729
                                                                    ----------

                                                                        26,403
                                                                    ----------

FINANCE - 23.7%
Aetna, Inc.                                              25,000          2,559
Ahmanson (H.F.) & Co.                                    34,500          1,484
Allstate Corp.                                           67,831          4,952
AMBAC, Inc.                                              10,400            794
American General Corp.                                   10,900            520
Banc One Corp.                                           37,830          1,832
BankAmerica Corp.                                        48,800          3,151
BankBoston Corp.                                         37,300          2,688
Barnett Banks, Inc.                                      11,500            604
Beneficial Corp.                                         24,000          1,706
Chase Manhattan Corp.                                    51,588          5,007
Chubb Corp. (The)                                        36,100          2,414
Everest Re Holdings, Inc.                                12,400            491
Federal National Mortgage Association                    44,300          1,933
First Chicago NBD Corp.                                  23,391          1,415
First Security Corp.                                     15,000            410
First Union Corp.                                        19,300          1,785
Firstar Corp.                                            29,700            906
Hartford Life, Inc. Class A (a)                           2,500             94
John Alden Financial Corp.                               11,100            232
KeyCorp                                                  21,200          1,185
MBIA, Inc.                                               15,300          1,726
Mid Ocean, Ltd.                                          10,500            551
Morgan (J.P.) & Co., Inc.                                 5,300            553
Morgan Stanley, Dean Witter Discover and Co.             81,400          3,505
NationsBank Corp.                                        20,200          1,303
Ohio Casualty Corp.                                      14,000            613
Pacific Century Financial Corp.                           4,500            208
PMI Group, Inc. (The)                                    12,700            792
PNC Bank Corp.                                           51,500          2,144
Provident Companies, Inc.                                13,400            717
Reliance Group Holdings, Inc.                            34,300            407
Salomon, Inc.                                            26,100          1,452
SouthTrust Corp.                                         34,800          1,440
St. Paul Cos., Inc.                                       3,400            259
TIG Holdings, Inc.                                       25,900            809
Transamerica Financial Corp.                              9,100            851
Wachovia Corp.                                            6,200            362
                                                                    ----------

                                                                        53,854
                                                                    ----------

GENERAL BUSINESS - 2.7%
American Greetings Corp. Class A                         21,900            810
Reader's Digest Association, Inc. Class A                 8,800            252
SBC Communications, Inc.                                 46,581          2,882
Tribune Co.                                              30,300          1,456
Viacom, Inc. Class B (a)                                 22,900            687
                                                                    ----------

                                                                         6,087
                                                                    ----------

MISCELLANEOUS - 1.5%
CarrAmerica Realty Corp.                                 18,000            518
Chelsea GCA Realty, Inc.                                  6,900            262
Colonial Properties Trust                                16,700            491
Geon Co.                                                 14,500            294
Health & Rehabilitation Properties Trust                  9,700            182
Oasis Residential, Inc.                                  12,500            294
Prentiss Properties Trust                                15,000            384
Public Storage, Inc.                                     22,600            661
United Dominion Realty Trust, Inc.                       20,300            288
                                                                    ----------

                                                                         3,374
                                                                    ----------

SHELTER - 0.2%
Evans Withycombe Residential, Inc.                       10,100            210
Lafarge Corp.                                            13,100            321
                                                                    ----------

                                                                           531
                                                                    ----------

TECHNOLOGY - 8.3%
Amdahl Corp. (a)                                         30,000            263
Boeing Co.                                               14,600            775
COMPAQ Computer Corp. (a)                                14,900          1,479
Data General Corp. (a)                                   19,100            497
Electronic Data Systems Corp.                             2,700            111
Hewlett-Packard Co.                                      20,500          1,148


                                                           Equity III Fund  29

EQUITY III FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Intel Corp.                                              12,500     $    1,770
International Business Machines Corp.                    61,700          5,565
Lexmark International Group, Inc. Class A (a)            11,900            361
MEMC Electronic Materials, Inc. (a)                      27,400            897
Northrop Grumman Corp.                                   15,000          1,317
Rockwell International Corp.                              8,100            478
Seagate Technology                                       23,200            816
Storage Technology Corp. (a)                              6,000            267
Tandy Corp.                                              15,300            857
Tektronix, Inc.                                           8,300            498
TRW, Inc.                                                18,400          1,044
VLSI Technology, Inc. (a)                                31,300            737
                                                                    ----------

                                                                        18,880
                                                                    ----------

TRANSPORTATION - 0.9%
Burlington Northern, Inc.                                 7,200            647
Ryder System, Inc.                                       39,200          1,294
                                                                    ----------

                                                                         1,941
                                                                    ----------

UTILITIES - 15.4%
AT&T Corp.                                               49,500          1,736
BCE, Inc.                                                40,906          1,145
Bell Atlantic Corp.                                      16,600          1,260
BellSouth Corp.                                          54,100          2,509
Boston Edison Co.                                        13,700            361
Century Telephone Enterprises, Inc.                      25,000            842
Coastal Corp.                                            17,000            904
DTE Energy Co.                                           29,700            820
Edison International                                     92,000          2,289
Entergy Corp.                                           101,200          2,770
Equitable Resources, Inc.                                16,100            457
GPU, Inc.                                                39,600          1,421
Illinova Corp.                                            8,400            185
MCI Communications Corp.                                 43,100          1,649
MCN Corp.                                                 6,400            196
New England Electric System                               8,000            296
New York State Electric & Gas Corp.                      27,500            574
Niagara Mohawk Power Corp. (a)                           48,800            418
NYNEX Corp.                                              89,700          5,169
Pacific Enterprises                                      12,600            424
PacifiCorp.                                              39,000            858
Peco Energy Co.                                          28,000            588
PG&E Corp.                                               26,700            647
Potomac Electric Power Co.                               36,300            839
Public Service Enterprise Group, Inc.                     1,500             38
Southern New England Telecommunications Corp.            29,100          1,131
Texas Utilities Co.                                      32,000          1,102
U.S. West Communications Group                           67,400          2,540
Unicom Corp.                                              8,300            185
WorldCom, Inc.                                           46,600          1,488
                                                                    ----------

                                                                        34,841
                                                                    ----------

TOTAL COMMON STOCKS
(cost $181,541)                                                        221,253
                                                                    ----------

CONVERTIBLE PREFERRED STOCKS - 0.1%
Atlantic Richfield Co.                                   19,100            411
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $472)                                                                411
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 2.1%
Frank Russell Investment Company
  Money Market Fund
  due on demand (b)                                  $    3,726          3,726
United States Treasury Notes
   5.750% due 10/31/97 (c)                                1,000          1,001
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,727)                                                            4,727
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $186,740)(d) - 99.8%                                  226,391

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 428
                                                                    ----------

NET ASSETS - 100.0%                                                 $  226,819
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


       The accompanying notes are an integral part of the financial statements.


30  Equity III Fund

EQUITY III FUND

June 30, 1997 (Unaudited)

                                                                     UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/97                                       7     $      (17)
S&P Barra Value Futures Contracts
  expiration date 09/97                                      10            (44)
                                                                    ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      (61)
                                                                    ----------
                                                                    ----------

(#) At June 30, 1997, United States Treasury Notes valued at $1,001 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                           Equity III Fund  31

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                              Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $186,740)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        226,391
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 466
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,849
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  51
                                                                                                            ----------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             229,757

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,388
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 306
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 134
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  66
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  44
                                                                                        ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,938
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        226,819
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,017
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,896
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              39,651
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (61)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             162,248
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        226,819
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per
share:($226,818,719 divided by 6,809,583 shares of $.01 par value
shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          33.31
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


32  Equity III Fund

EQUITY III FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                             Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,749
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                                            ----------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,947

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            659
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  81
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  73
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 849
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,098
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,888
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 704              24,592
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,752
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (84)              7,668
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              32,260
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         34,358
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


                                                           Equity III Fund  33

EQUITY III FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Amounts in thousands

                                                                                  FOR THE SIX MONTHS        FOR THE YEAR
                                                                                  ENDED JUNE 30, 1997           ENDED
                                                                                      (UNAUDITED)         DECEMBER 31, 1996
                                                                                  -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             2,098    $             4,993
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .                 24,592                 33,675
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . .                  7,668                  4,076
                                                                                  -------------------    -------------------

    Net increase (decrease) in net assets resulting from operations. . . . . .                 34,358                 42,744
                                                                                  -------------------    -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (1,081)                (5,022)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . .                     --                    (14)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .                 (8,070)               (30,909)
                                                                                  -------------------    -------------------

    Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .                 (9,151)               (35,945)
                                                                                  -------------------    -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share
    transactions (Note 6). . . . . . . . . . . . . . . . . . . . . . . . . . .                (20,166)                (7,562)
                                                                                  -------------------    -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .                  5,041                   (763)

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                221,778                222,541
                                                                                  -------------------    -------------------
  End of period (including undistributed net investment income of
    $1,017 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . .    $           226,819    $           221,778
                                                                                  -------------------    -------------------
                                                                                  -------------------    -------------------


       The accompanying notes are an integral part of the financial statements.


34  Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                    1997*         1996          1995          1994          1993          1992
                                                 ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . .   $    29.68    $    29.11    $    24.18    $    27.05    $    26.75    $    27.08
                                                 ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . .          .30           .70           .82           .93           .89           .98
   Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . .         4.58          5.10          7.73          (.85)         2.99          2.24
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Total Income From Investment Operations .         4.88          5.80          8.55           .08          3.88          3.22
                                                 ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . .         (.15)         (.71)         (.83)         (.91)         (.90)         (.99)
   Net realized gain on investments. . . . . .        (1.10)        (4.52)        (2.79)        (1.94)        (2.68)        (2.56)
   In excess of net realized gain on
   investments . . . . . . . . . . . . . . . .           --            --            --          (.10)           --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Total Distributions . . . . . . . . . . .        (1.25)        (5.23)        (3.62)        (2.95)        (3.58)        (3.55)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . .   $    33.31    $    29.68    $    29.11    $    24.18    $    27.05    $    26.75
                                                 ----------    ----------    ----------    ----------    ----------    ----------
                                                 ----------    ----------    ----------    ----------    ----------    ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . .        16.87         20.90         35.96          1.16         14.95         12.30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . .      226,819       221,778       222,541       177,807       181,630       166,782

  Ratios to average net assets (%)(b)(c):
    Operating expenses . . . . . . . . . . . .          .78           .79           .65           .17           .16           .20
    Net investment income. . . . . . . . . . .         1.92          2.23          2.90          3.39          3.09          3.57

  Portfolio turnover rate (%)(b) . . . . . . .       153.00        100.78        103.40         85.92         76.77         84.56
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . .        .0402         .0447           N/A           N/A           N/A           N/A

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.


                                                           Equity III Fund  35

EQUITY Q FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 98.0%
BASIC INDUSTRIES - 5.0%
Air Products & Chemicals, Inc.                            4,800     $      390
Albemarle Corp.                                          14,400            303
Allegheny Teldyne, Inc.                                  26,700            721
Aluminum Co. of America                                  31,900          2,404
ASARCO, Inc.                                             41,400          1,268
Bethlehem Steel Corp. (a)                                57,600            601
Betz Laboratories, Inc.                                   9,200            607
Boise Cascade Corp.                                       7,600            268
Bowater, Inc.                                             8,500            393
Champion International Corp.                             18,500          1,022
Chesapeake Corp.                                          6,000            203
Cincinnati Milacron, Inc.                                 4,700            122
Consolidated Papers, Inc.                                 6,400            346
Crompton & Knowles Corp.                                  6,200            138
Cyprus Amax Minerals Co.                                  3,800             93
Cytec Industries, Inc.                                    3,900            146
Dexter Corp.                                              1,700             54
Diamond Offshore Drilling, Inc. (a)                       6,700            523
Dow Chemical Co.                                        146,700         12,781
du Pont (E.I.) de Nemours & Co.                         125,200          7,872
Eastman Chemical Co.                                      6,600            419
Fort Howard Corp. (a)                                    52,900          2,675
Freeport-McMoRan Copper & Gold, Inc. Class A             22,400            655
Georgia Gulf Corp.                                        2,700             78
Inco, Ltd.                                                  500             15
Inland Steel Industries, Inc.                            54,300          1,419
International Specialty Products (a)                      7,300            103
Kimberly-Clark Corp.                                     30,000          1,493
Mead Corp.                                                8,900            554
NL Industries, Inc.                                         900             13
Nucor Corp.                                              32,700          1,848
Owens-Illinois, Inc. (a)                                 22,400            694
Phelps Dodge Corp.                                       22,600          1,925
PPG Industries, Inc.                                      2,500            145
Praxair, Inc.                                            49,500          2,772
Premark International, Inc.                               7,600            203
Rohm & Haas Co.                                           2,700            243
Sealed Air Corp. (a)                                      3,000            143
Sigma Aldrich Corp.                                      17,100            597
Temple-Inland, Inc.                                       9,400            508
Union Camp Corp.                                          9,700            485
Union Carbide Corp.                                      52,800          2,485
USX-U.S. Steel Group                                     25,900            908
Wausau Paper Mills Co.                                    6,100            115
Worthington Industries, Inc.                             31,100            571
                                                                    ----------

                                                                        51,321
                                                                    ----------

CAPITAL GOODS - 6.3%
Aeroquip-Vickers, Inc.                                    4,600            217
Anixter International, Inc. (a)                           4,900             84
Boston Scientific Corp. (a)                              76,600          4,706
Caterpillar, Inc.                                       103,700         11,135
Cooper Industries, Inc.                                  83,700          4,164
Cummins Engine Co., Inc.                                 63,800          4,502
Deere & Co.                                              27,000          1,482
Dover Corp.                                              37,000          2,276
Emerson Electric Co.                                     36,700          2,021
Exide Corp.                                               3,900             86
Fluor Corp.                                              13,902            767
Foster Wheeler Corp.                                      6,700            271
General Electric Co.                                    271,900         17,775
General Signal Corp.                                      6,200            270
Grainger (W.W.), Inc.                                     8,200            641
Halter Marine Group, Inc. (a)                             3,897             94
Harnischfeger Industries, Inc.                            8,100            336
Harsco Corp.                                              5,400            219
Ingersoll-Rand Co.                                       40,400          2,495
ITT Industries, Inc.                                     20,600            530
Johnson Controls, Inc.                                   29,200          1,199
Martin Marietta Materials, Inc.                           8,802            285
NACCO Industries, Inc. Class A                            1,800            102
Novellus Systems, Inc. (a)                                9,100            783
Parker-Hannifin Corp.                                     6,800            413
Raychem Corp.                                            28,900          2,149
Republic Industries, Inc. (a)                            17,900            445
Tyco International, Ltd. (a)                             70,900          4,932
Weatherford Enterra, Inc. (a)                            17,500            674
Wheelabrator Technologies, Inc.                          15,200            234
                                                                    ----------

                                                                        65,287
                                                                    ----------

CONSUMER BASICS - 20.1%
Abbott Laboratories                                       7,900            527
Albertson's, Inc.                                        26,800            978
ALZA Corp. (a)                                           60,200          1,746
American Home Products Corp.                            102,100          7,811
American Stores Co.                                      16,600            820
Amgen, Inc.                                              25,600          1,486
Apria Healthcare Group, Inc. (a)                         17,300            307
Archer-Daniels-Midland Co.                              191,981          4,512
Bausch & Lomb, Inc.                                       5,600            264
Beverly Enterprises, Inc. (a)                            83,200          1,352
Biogen, Inc.                                             52,800          1,789
Black & Decker Corp.                                     17,900            666
Bristol-Myers Squibb Co.                                139,580         11,306
Cardinal Health, Inc.                                    36,100          2,067


36  Equity Q Fund

EQUITY Q FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Coca-Cola Co. (The)                                     175,400     $   11,840
Columbia/HCA Healthcare Corp.                           163,900          6,443
ConAgra, Inc.                                            44,408          2,848
Corning, Inc.                                            51,500          2,865
CPC International, Inc.                                   7,300            674
Dura Pharmaceuticals, Inc.                                5,000            199
Fleming Cos., Inc.                                       28,900            520
Forest Labs, Inc. (a)                                     8,500            354
General Mills, Inc.                                      18,700          1,218
General Nutrition Companies, Inc. (a)                     9,500            265
Gillette Co.                                             21,800          2,066
Health Care & Retirement Corp. (a)                       32,000          1,068
HEALTHSOUTH Corp.                                        90,700          2,262
Heinz (H.J.) Co.                                         19,700            909
Humana, Inc. (a)                                         88,000          2,035
Immune Response Corp. (a)                                 7,700             59
Interstate Bakeries Corp.                                11,300            670
Johnson & Johnson                                       120,000          7,725
Kellogg Co.                                              25,800          2,209
Lincare Holdings, Inc. (a)                                3,500            151
Meditrust                                                14,900            594
Merck & Co., Inc.                                       233,307         24,147
Nabisco Holdings Corp. Class A                            6,400            255
NovaCare, Inc. (a)                                        6,200             86
Omnicare, Inc.                                           25,700            806
PepsiCo, Inc.                                           316,500         11,889
Perrigo Co. (a)                                          15,000            188
Pfizer, Inc.                                             36,800          4,398
Philip Morris Cos., Inc.                                326,000         14,466
PhyCor, Inc. (a)                                         28,000            963
Pioneer Hi-Bred International, Inc.                       7,500            600
Procter & Gamble Co.                                     81,700         11,540
Quaker Oats Co.                                         119,200          5,349
Ralston-Purina Group                                     13,100          1,077
RJR Nabisco Holdings Corp.                              204,700          6,755
Rubbermaid, Inc.                                         21,300            634
Safeway, Inc. (a)                                       124,875          5,760
Sara Lee Corp.                                              800             33
Schering-Plough Corp.                                   212,200         10,159
Sybron International Corp. (a)                            2,600            104
Tenet Healthcare Corp. (a)                              174,000          5,144
U.S. Surgical Corp.                                      28,700          1,069
Unilever NV                                              18,600          4,055
United Healthcare Corp.                                  45,700          2,375
Universal Corp.                                           4,100            129
Warner-Lambert Co.                                       60,702          7,541
Watson Pharmaceuticals, Inc. (a)                          7,700            323
Wellpoint Health Networks, Inc. Class A (a)              95,603          4,385
                                                                    ----------

                                                                       206,835
                                                                    ----------

CONSUMER DURABLES - 2.9%
AutoZone, Inc. (a)                                       16,300            384
Best Buy Co. (a)                                         45,800            681
Chrysler Corp.                                           58,000          1,903
Cooper Tire & Rubber Co.                                 10,200            224
Dana Corp.                                               32,900          1,250
Eaton Corp.                                              12,700          1,109
Ford Motor Co.                                          365,300         13,790
General Motors Corp.                                    110,200          6,137
Goodyear Tire & Rubber Co.                               20,200          1,279
Kimball International, Inc. Class B                      15,300            612
Lear Corp. (a)                                            8,500            377
Leggett & Platt, Inc.                                     3,300            142
Modine Manufacturing Co.                                  3,600            107
Whirlpool Corp.                                          25,800          1,409
                                                                    ----------

                                                                        29,404
                                                                    ----------

CONSUMER NON-DURABLES - 6.1%
Alberto Culver Co. Class B                               23,300            652
Anheuser-Busch Cos., Inc.                                62,000          2,600
Avon Products, Inc.                                      12,900            910
Bed Bath & Beyond, Inc. (a)                               5,100            155
Block Drug Co., Inc. Class A                              9,682            421
Blyth Industries, Inc.                                   17,850            602
Borders Group, Inc.                                      40,900            987
Brunswick Corp.                                          35,600          1,113
Cintas Corp.                                                800             55
Circuit City Stores, Inc.                                10,600            377
CompUSA, Inc.                                             3,500             75
Coors (Adolph) Co. Class B                                1,800             47
Costco Companies, Inc. (a)                               14,100            464
Dayton Hudson Corp.                                     214,300         11,398
Eastman Kodak Co.                                        15,700          1,205
Estee Lauder Companies Class A                           13,200            663
Federated Department Stores, Inc. (a)                    22,500            782
Fieldcrest Cannon, Inc. (a)                               3,000             57
Fingerhut Cos., Inc.                                      6,100            106
Fruit of the Loom, Inc. Class A (a)                      13,000            403
Gap, Inc.                                                26,400          1,026
Hartmarx Corp. (a)                                       10,500             87
Home Depot, Inc. (The)                                   93,900          6,473
Intimate Brands, Inc. Class A                             6,600            139
JC Penney & Co., Inc.                                    25,600          1,336
Jones Apparel Group, Inc.                                25,000          1,194
Kohl's Corp. (a)                                         22,600          1,196
Liz Claiborne, Inc.                                       6,100            284
Mattel, Inc.                                             52,200          1,768
May Department Stores Co.                                 6,600            312
Newell Co.                                               35,800          1,419
NIKE, Inc. Class B                                       10,600            619


                                                              Equity Q Fund   37

EQUITY Q FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Nine West Group, Inc. (a)                                 3,600     $      137
Nordstrom, Inc.                                           6,800            333
PeopleSoft, Inc.                                          1,000             53
Ross Stores, Inc.                                       122,600          4,000
Seagram Co., Ltd.                                        28,100          1,131
Sears Roebuck & Co.                                      49,800          2,677
SuperValu, Inc.                                           7,500            259
Tiffany & Co.                                             7,400            342
Toys "R" Us, Inc. (a)                                    31,500          1,103
V.F. Corp.                                                3,700            314
Wal-Mart Stores, Inc.                                   367,700         12,433
Woolworth Corp. (a)                                      70,800          1,699
                                                                    ----------

                                                                        63,406
                                                                    ----------

CONSUMER SERVICES - 2.2%
AMR Corp. (a)                                             3,700            342
Boyd Gaming Corp. (a)                                     4,200             24
Circus Circus Enterprises, Inc. (a)                      14,400            355
Cracker Barrel Old Country Store, Inc.                    4,500            119
Delta Air Lines, Inc.                                    41,500          3,403
Disney (Walt) Co.                                        82,800          6,645
Extended Stay America, Inc.                              10,900            162
Harrah's Entertainment, Inc. (a)                         16,700            305
HFS, Inc. (a)                                            17,500          1,015
Hilton Hotels Corp.                                      53,000          1,408
International Game Technology                            21,500            382
ITT Corp. (a)                                            19,300          1,179
King World Productions, Inc.                             45,600          1,596
McDonald's Corp.                                            300             14
MGM Grand, Inc. (a)                                       5,500            204
Mirage Resorts, Inc. (a)                                 31,300            790
Primadonna Resorts, Inc. (a)                             12,300            238
Promus Hotel Corp. (a)                                   49,000          1,899
Ruby Tuesday, Inc. (a)                                   26,800            601
Southwest Airlines Co.                                   12,500            323
UAL Corp. (a)                                            25,400          1,817
                                                                    ----------

                                                                        22,821
                                                                    ----------

ENERGY - 7.6%
Amoco Corp.                                              17,500          1,521
Anadarko Petroleum Corp.                                 15,100            906
Ashland, Inc.                                            19,800            918
Atlantic Richfield Co.                                   23,600          1,664
Baker Hughes, Inc.                                       74,100          2,867
BJ Services Co. (a)                                       8,700            467
Burlington Resources, Inc.                               34,400          1,518
Chevron Corp.                                            12,300            909
ENSCO International, Inc. (a)                            34,600          1,825
Exxon Corp.                                             428,200         26,334
Halliburton Co.                                          25,400          2,013
Helmerich & Payne, Inc.                                   3,000            173
LTV Corp.                                               118,000          1,682
Lyondell Petrochemical Co.                               19,400            423
Mobil Corp.                                             149,700         10,460
Pennzoil Co.                                             19,100          1,466
Phillips Petroleum Co.                                  127,400          5,574
Pogo Producing Co.                                        8,400            325
Questar Corp.                                             2,600            105
Royal Dutch Petroleum Co.                               149,600          8,135
Schlumberger, Ltd.                                       12,000          1,500
Tesoro Petroleum Corp. (a)                                5,100             76
Texaco, Inc.                                             41,900          4,557
Tosco Corp.                                              43,300          1,296
Ultramar Diamond Shamrock Corp.                           2,800             91
Unocal Corp.                                              5,200            202
USX-Marathon Group                                       35,800          1,034
Valero Energy Corp.                                       9,500            343
                                                                    ----------

                                                                        78,384
                                                                    ----------

FINANCE - 17.4%
Advanta Corp. Class B                                     4,600            163
AEGON N.V. (American Registered)                          3,299            231
Aetna, Inc.                                                 900             92
Ahmanson (H.F.) & Co.                                    83,800          3,603
Alex Brown, Inc.                                          4,200            297
Allstate Corp.                                           46,814          3,417
AMBAC, Inc.                                              24,600          1,879
American General Corp.                                   35,900          1,714
American International Group, Inc.                      159,600         23,840
American National Insurance Co.                           5,900            515
AmSouth Bancorp                                          87,150          3,295
Associates First Capital Corp. Class A                    3,200            178
Banc One Corp.                                          143,148          6,934
BankAmerica Corp.                                       229,400         14,811
BankBoston Corp.                                          6,500            468
Bankers Trust New York Corp.                              7,800            679
Barnett Banks, Inc.                                      49,300          2,588
Bear Stearns Cos., Inc.                                 126,068          4,310
Beneficial Corp.                                          6,100            433
Central Fidelity Banks, Inc.                              4,400            156
Charter One Financial, Inc.                               5,000            269
Chase Manhattan Corp.                                     4,100            398
Chubb Corp. (The)                                           300             20
CIGNA Corp.                                              29,500          5,236
Citicorp                                                  2,410            291


38  Equity Q Fund

EQUITY Q FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

City National Corp.                                       7,400     $      178
CNA Financial Corp. (a)                                   7,700            812
Comerica, Inc.                                           42,700          2,904
Commerce Bancshares, Inc.                                 7,775            352
Conseco, Inc.                                            27,700          1,025
ContiFinancial Corp. (a)                                  4,800            175
CoreStates Financial Corp.                               32,300          1,736
Crestar Financial Corp.                                  12,500            486
Dime Bancorp, Inc.                                       11,500            201
Edwards (A.G.), Inc.                                     54,400          2,326
Equifax, Inc.                                             5,000            186
Equitable Companies, Inc.                                22,700            755
Everest Re Holdings, Inc.                                 6,900            273
Federal Home Loan Mortgage Corp.                         66,200          2,276
Federal National Mortgage Association                   184,000          8,027
FINOVA Group, Inc.                                        2,800            214
First America Bank Corp.                                  3,450            158
First Chicago NBD Corp.                                  76,781          4,645
First Commerce Corp.                                      1,800             79
First Union Corp.                                        31,400          2,905
First Virginia Banks, Inc.                                3,200            193
Firstar Corp.                                            16,200            494
Fleet Financial Group, Inc.                                 119              8
General Re Corp.                                          3,400            619
Golden West Financial Corp.                              26,400          1,848
Great Western Financial Corp.                            15,600            839
Hartford Financial Services Group (The), Inc.             8,200            679
Hibernia Corp.                                           12,900            180
Household International Corp.                            10,500          1,233
Jefferson-Pilot Corp.                                     3,000            210
John Alden Financial Corp.                               12,200            255
KeyCorp                                                  24,600          1,375
Lehman Brothers Holdings, Inc.                          127,400          5,160
Lincoln National Corp.                                    9,600            618
Marsh & McLennan Cos., Inc.                              82,800          5,910
MBIA, Inc.                                               11,300          1,275
Mercantile Bancorp, Inc.                                  8,700            529
Merrill Lynch & Co., Inc.                                 1,400             83
Money Store, Inc.                                         6,200            177
Morgan (J.P.) & Co., Inc.                                35,800          3,737
Morgan Stanley, Dean Witter Discover and Co.            114,840          4,945
National City Corp.                                      21,500          1,129
NationsBank Corp.                                       140,547          9,065
North Fork Bancorporation, Inc.                           7,000            150
Ohio Casualty Corp.                                       2,100             92
Old Kent Financial Corp.                                  5,460            294
Old Republic International Corp.                         35,100          1,064
Pacific Century Financial Corp.                          13,000            601
PaineWebber Group, Inc.                                  23,800            833
PMI Group, Inc. (The)                                     5,900            368
PNC Bank Corp.                                            4,850            202
Progressive Corp.                                         3,000            261
Providian Financial Corp.                                28,100            903
Regions Financial Corp.                                   6,414            203
Republic New York Corp.                                   6,200            667
Robert Half International, Inc. (a)                      15,400            725
Salomon, Inc.                                            12,400            690
Signet Banking Corp.                                     71,000          2,556
SouthTrust Corp.                                         50,600          2,094
St. Paul Cos., Inc.                                       4,200            320
Star Banc Corp.                                          24,200          1,022
State Street Corp.                                        6,000            278
SunTrust Banks, Inc.                                     18,900          1,041
TCF Financial Corp.                                       3,700            183
Torchmark Corp.                                          18,200          1,297
Transamerica Financial Corp.                             11,100          1,039
Travelers Property Casualty Corp. Class A                11,500            459
Travelers, Inc.                                         198,933         12,545
Union Planters Corp.                                      3,300            171
UnionBanCal Corp.                                         1,400            101
United Carolina Bancshares, Inc.                          1,200             62
Unitrin, Inc.                                             1,200             73
UNUM Corp.                                                7,000            293
Valley National Bancorp                                     800             21
Wachovia Corp.                                           23,800          1,387
Washington Federal, Inc.                                  5,100            130
Washington Mutual, Inc.                                  14,300            853
Wells Fargo & Co.                                         1,900            511
Wilmington Trust Corp.                                    1,000             45
                                                                    ----------

                                                                       179,625
                                                                    ----------

GENERAL BUSINESS - 4.9%
AccuStaff, Inc. (a)                                      37,000            876
ADT, Ltd. (a)                                            10,300            340
Ascend Communications, Inc. (a)                          18,700            734
Automatic Data Processing, Inc.                          61,500          2,891
Belo (A.H.) Corp. Class A                                 9,600            400
BHC Communications, Inc. Class A                          2,700            323
Central Newspapers, Inc. Class A                          2,000            143
Cox Communications, Inc. Class A (a)                      4,800            115
Deluxe Corp.                                             19,400            662
Donnelley (R.R.) & Sons Co.                              26,400            967
Dun & Bradstreet Corp.                                  108,600          2,851
Ecolab, Inc.                                              8,500            406
First Data Corp.                                         70,000          3,076


                                                               Equity Q Fund  39

EQUITY Q FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Fiserv, Inc. (a)                                         19,900     $      888
Gannett Co., Inc.                                        51,200          5,056
Knight-Ridder, Inc.                                      41,800          2,051
Meredith Corp.                                           18,900            548
Metromedia International Group, Inc. (a)                 30,500            387
Moore Corp., Ltd.                                       107,100          2,109
New York Times Co. Class A                               27,600          1,366
Omnicom Group, Inc.                                       5,600            345
Paging Network, Inc. (a)                                 13,700            120
SBC Communications, Inc.                                116,114          7,185
Service Corp. International                              17,800            585
Sinclair Broadcast Group, Inc. Class A (a)                2,400             73
SPS Transaction Services, Inc. (a)                          800             15
Stone & Webster, Inc.                                     2,000             85
TCI Satellite Entertainment, Inc. Class A (a)             6,600             52
Tele-Communications, Inc. Class A                       107,800          1,597
Time Warner, Inc.                                       184,600          8,907
Tribune Co.                                              39,100          1,879
Viacom, Inc. Class B (a)                                 76,400          2,292
Washington Post Co. Class B                               3,600          1,432
                                                                    ----------

                                                                        50,756
                                                                    ----------

MISCELLANEOUS - 0.5%
Security Capital Pacific Trust                           51,700          1,183
Tenneco, Inc. (a)                                        12,600            569
Waste Management, Inc.                                   93,300          2,997
                                                                    ----------

                                                                         4,749
                                                                     ---------

SHELTER - 0.8%
Centex Corp.                                             41,700          1,694
Johns Manville Corp.                                     10,100            119
Louisiana Pacific Corp.                                   6,900            146
Masco Corp.                                              45,500          1,900
Owens-Corning Fiberglas Corp.                             9,900            427
Pulte Corp.                                              15,600            539
USG Corp. (a)                                            36,100          1,318
Vulcan Materials Co.                                      9,000            707
Weyerhaeuser Co.                                         28,100          1,460
                                                                    ----------

                                                                         8,310
                                                                    ----------

TECHNOLOGY - 13.9%
ADC Telecommunications, Inc.                             18,200            607
AlliedSignal, Inc.                                       53,800          4,519
Applied Materials, Inc. (a)                              17,400          1,231
Autodesk, Inc.                                            5,800            222
Bay Networks, Inc. (a)                                   30,800            818
BMC Software, Inc.                                       23,600          1,307
Boeing Co.                                               90,200          4,786
Cabletron Systems, Inc.                                  24,000            680
Cadence Design Systems, Inc. (a)                         24,200            811
Cisco Systems, Inc. (a)                                  94,300          6,330
Coltec Industries, Inc. (a)                              13,200            257
COMPAQ Computer Corp. (a)                                53,300          5,290
Computer Associates International, Inc.                  16,900            941
Digital Equipment Corp. (a)                              27,100            960
Electronic Data Systems Corp.                            30,400          1,246
EMC Corp. (a)                                            38,300          1,494
Gateway 2000, Inc.                                       19,200            623
General Dynamics Corp.                                   74,700          5,603
General Instrument Corp. (a)                             12,800            320
General Motors Corp. Class H                             32,600          1,883
Harris Corp.                                             14,800          1,243
HBO & Co.                                                64,900          4,470
Honeywell, Inc.                                          11,200            850
Input/Output, Inc. (a)                                    3,700             67
Intel Corp.                                             117,300         16,605
International Business Machines Corp.                   103,400          9,325
Lexmark International Group, Inc. Class A (a)           108,100          3,284
Litton Industries, Inc. (a)                              16,400            792
McDonnell Douglas Corp.                                  51,400          3,521
MEMC Electronic Materials, Inc. (a)                       2,000             66
Micro Warehouse, Inc. (a)                                17,800            305
Micron Electronics, Inc. (a)                              7,100            126
Micron Technology, Inc. (a)                              13,400            535
Microsoft Corp.                                         114,100         14,427
Motorola, Inc.                                           82,600          6,278
National Semiconductor Corp. (a)                         95,300          2,919
Northern Telecom, Ltd.                                      600             55
Northrop Grumman Corp.                                   11,300            992
Oracle Systems Corp. (a)                                 97,800          4,921
Perkin-Elmer Corp.                                       12,500            995
Pitney Bowes, Inc.                                       63,000          4,379
Quantum Corp.                                            51,800          1,052
Raytheon Co.                                             13,300            678
Read-Rite Corp. (a)                                      10,700            223
SCI Systems, Inc. (a)                                    29,700          1,893
Seagate Technology                                       24,300            855
Sensormatic Electronics Corp.                            12,500            161
Silicon Graphics, Inc. (a)                               12,100            182
Solectron Corp. (a)                                       5,100            357
Storage Technology Corp. (a)                             48,600          2,163
Stratus Computer, Inc. (a)                               40,400          2,020


40  Equity Q Fund

EQUITY Q FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Sun Microsystems, Inc.                                  152,800     $    5,682
Symantec Corp. (a)                                       90,900          1,773
Symbol Technologies, Inc.                                 6,500            219
Teradyne, Inc. (a)                                       23,600            926
Thermo Instrument Systems, Inc. (a)                       2,800             86
Thiokol Corp.                                             3,300            231
Thomas & Betts Corp.                                     19,900          1,046
United Technologies Corp.                                19,100          1,584
Xerox Corp.                                              70,800          5,583
Xilinx, Inc. (a)                                          4,400            215
                                                                    ----------

                                                                       143,012
                                                                    ----------

TRANSPORTATION - 1.2%
Burlington Northern, Inc.                                12,400          1,114
Caliber Systems, Inc.                                    16,900            630
CNF Transportation, Inc.                                  3,100            100
Consolidated Freightways Corp. (a)                        1,500             25
CSX Corp.                                                20,000          1,110
GATX Corp.                                               13,900            803
Kansas City Southern Industries, Inc.                     6,900            445
Norfolk Southern Corp.                                    8,900            897
Overseas Shipholding Group, Inc.                          4,900             96
Ryder System, Inc.                                        2,800             92
Tidewater, Inc.                                          62,600          2,754
Trinity Industries, Inc.                                 11,800            375
Union Pacific Corp.                                      50,700          3,574
Yellow Corp. (a)                                          7,100            158
                                                                    ----------

                                                                        12,173
                                                                    ----------

UTILITIES - 9.1%
360 Communications Co. (a)                               21,600            370
AES Corp. (a)                                            15,400          1,090
Airtouch Communications, Inc. (a)                        79,400          2,174
Aliant Communications, Inc.                               1,000             19
Allegheny Power System, Inc.                              3,800            101
American Electric Power Co., Inc.                        15,700            659
Ameritech Corp.                                          89,400          6,074
AT&T Corp.                                               48,300          1,694
Baltimore Gas & Electric Co.                              6,000            160
Bell Atlantic Corp.                                      50,912          3,863
BellSouth Corp.                                         107,650          4,992
Brooklyn Union Gas Co. (The)                              2,000             57
Calenergy, Inc. (a)                                      27,200          1,034
Central Louisiana Electric Co., Inc.                     10,300            290
CINergy Corp.                                            30,900          1,076
CMS Energy Corp.                                          5,900            208
Coastal Corp.                                            33,200          1,766
Consolidated Edison Co.                                  51,500          1,516
Dominion Resources, Inc.                                 18,100            663
DTE Energy Co.                                           14,300            395
Duke Power Co.                                           36,658          1,757
Enron Corp.                                              78,200          3,192
Entergy Corp.                                           290,100          7,941
GPU, Inc.                                                 6,300            226
GTE Corp.                                               109,800          4,817
Houston Industries, Inc.                                 80,500          1,726
Illinova Corp.                                            7,100            156
Long Island Lighting Co.                                149,400          3,436
Lucent Technologies, Inc.                                85,600          6,169
MCI Communications Corp.                                 77,200          2,953
MDU Resources Group, Inc.                                   600             14
National Fuel & Gas Co.                                   6,000            252
New England Electric System                               6,400            237
New York State Electric & Gas Corp.                      18,500            386
Northeast Utilities                                      13,100            125
Northern States Power Co.                                28,600          1,480
NYNEX Corp.                                              43,800          2,524
OGE Energy Corp.                                          1,000             46
PacifiCorp.                                              53,500          1,177
Peco Energy Co.                                          32,500            683
Peoples Energy Corp.                                     15,500            580
Pinnacle West Capital Corp.                              22,400            673
Potomac Electric Power Co.                               11,300            261
PP&L Resources, Inc.                                     28,100            560
Public Service Enterprise Group, Inc.                   100,500          2,513
Southern Co.                                             46,300          1,013
Sprint Corp.                                             44,300          2,331
Texas Utilities Co.                                      59,500          2,049
TransCanada Pipelines, Ltd.                               4,500             91
U.S. West Communications Group                           38,900          1,466
U.S. West Media Group (a)                               101,900          2,063
Unicom Corp.                                            120,100          2,672
Union Electric Co.                                       34,800          1,312
UtiliCorp United, Inc.                                   26,500            772
Western Resources, Inc.                                  67,200          2,180
Wisconsin Energy Corp.                                   10,700            266
WorldCom, Inc.                                          160,200          5,115
                                                                    ----------

                                                                        93,415
                                                                    ----------

TOTAL COMMON STOCKS
(cost $768,774)                                                      1,009,498
                                                                    ----------


                                                               Equity Q Fund  41

EQUITY Q FUND

June 30, 1997 (Unaudited)

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 2.2%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)               $   21,782     $   21,782
United States Treasury Notes
  5.750% due 10/31/97 (c)                                 1,300          1,301
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $23,083)                                                          23,083
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $791,857)(d) - 100.2%                               1,032,581

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                            (1,946)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,030,635
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NV - Nonvoting

                                                                    UNREALIZED
                                                      NUMBER       APPRECIATION
                                                        OF        (DEPRECIATION)
                                                     CONTRACTS        (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 09/97                                      33     $       53
S&P 500 Index Futures Contracts
  expiration date 09/97                                      37            130
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      183
                                                                    ----------
                                                                    ----------

(#) At June 30, 1996, United States Treasury Notes valued at $1,301 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


       The accompanying notes are an integral part of the financial statements.


42  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $791,857)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $      1,032,581
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,500
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,535
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 740
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,039,356

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          7,370
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 501
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 551
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 158
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 141
                                                                                        ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,721
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      1,030,635
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,076
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              78,226
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             240,724
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 183
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 272
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             708,154
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      1,030,635
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,030,635,329 divided by 27,159,818 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          37.95
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  43

EQUITY Q FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                         Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          8,510
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 497
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                                            ----------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,044

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,716
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 207
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 143
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,144
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,900
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              75,637
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,320              78,957
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              76,964
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 244              77,208
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             156,165
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        162,065
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


44  Equity Q Fund

EQUITY Q FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                    FOR THE SIX MONTHS       FOR THE YEAR
                                                                                    ENDED JUNE 30, 1997          ENDED
                                                                                        (UNAUDITED)        DECEMBER 31, 1996
                                                                                    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             5,900   $            13,142
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .                 78,957                91,060
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .                 77,208                54,875
                                                                                    -------------------   -------------------
    Net increase (decrease) in net assets resulting from operations. . . . . . .                162,065               159,077
                                                                                    -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (2,824)              (13,142)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .                     --                  (120)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .                (23,244)              (85,727)
                                                                                    -------------------   -------------------

    Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .                (26,068)              (98,989)
                                                                                    -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). .                 76,357               137,935
                                                                                    -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .                212,354               198,023

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                818,281               620,258
                                                                                    -------------------   -------------------
  End of period (including undistributed net investment income of
     $3,076 at June 30, 1997). . . . . . . . . . . . . . . . . . . . . . . . . .    $         1,030,635   $           818,281
                                                                                    -------------------   -------------------
                                                                                    -------------------   -------------------

        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  45

EQUITY Q FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                               1997*        1996       1995       1994       1993        1992
                                                              --------    --------   --------   --------   --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .    $  32.94    $  30.40   $  24.43   $  26.03   $  25.23    $  24.90
                                                              --------    --------   --------   --------   --------    --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .22         .58        .59        .69        .66         .67
  Net realized and unrealized gain (loss) on investments .        5.82        6.33       8.52      (0.41)      2.71        1.73
                                                              --------    --------   --------   --------   --------    --------

    Total Income From Investment Operations. . . . . . . .        6.04        6.91       9.11       0.28       3.37        2.40
                                                              --------    --------   --------   --------   --------    --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.11)       (.58)      (.61)      (.69)      (.66)       (.68)
  In excess of net investment income . . . . . . . . . . .          --        (.01)        --         --         --          --
  Net realized gain on investments . . . . . . . . . . . .        (.92)      (3.78)     (2.53)      (.97)     (1.85)      (1.39)
  In excess of net realized gain on investments. . . . . .          --          --         --       (.22)      (.06)         --
                                                              --------    --------   --------   --------   --------    --------

    Total Distributions. . . . . . . . . . . . . . . . . .       (1.03)      (4.37)     (3.14)     (1.88)     (2.57)      (2.07)
                                                              --------    --------   --------   --------   --------    --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .    $  37.95    $  32.94   $  30.40   $  24.43   $  26.03    $  25.23
                                                              --------    --------   --------   --------   --------    --------
                                                              --------    --------   --------   --------   --------    --------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .       18.65       23.67      37.91        .99      13.80        9.97

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ($000 omitted) . . . . . . . .   1,030,635     818,281    620,259    430,661    382,939     290,357

  Ratios to average net assets (%)(b)(c):
    Operating expenses . . . . . . . . . . . . . . . . . .         .70         .71        .58        .11        .15         .18
    Net investment income. . . . . . . . . . . . . . . . .        1.31        1.80       2.07       2.74       2.50        2.80

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .      108.45       74.59      74.00      45.87      54.69       58.35
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0347       .0332        N/A        N/A        N/A         N/A

 *  For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of anyinvestment services fees. See
    Note 4.


46  Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)



                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

COMMON STOCKS - 89.8%
ARGENTINA - 0.2%
Banco de Galicia y Buenos Aires Class B New - ADR (a)      6,637     $      174
Banco Frances del Rio la Plata - ADR                       6,973            227
Naviera Perez Companc Class B                             50,462            405
Sociedad Comercial del Plata - ADR (a)                     1,928             64
Telecom Argentina SA Class B - ADR                         1,485             78
Telefonica de Argentina Class B - ADR                     11,490            398
Transportadora de Gas Del Sur Class B - ADR                5,591             70
YPF Sociedad Anonima Class D - ADR                        13,726            422
                                                                     ----------

                                                                          1,838
                                                                     ----------

AUSTRALIA - 3.3%
Amcor, Ltd.                                              230,170          1,531
Australia & New Zealand Bank Group, Ltd.                 388,398          2,906
Australian Gas & Light Co.                                55,966            330
Australian National Industries, Ltd.                     419,483            514
Boral, Ltd.                                              554,207          1,747
Broken Hill Proprietary Co.                              410,125          6,039
Burns Philip & Co., Ltd.                                  98,000            182
Caltex Australia                                         100,000            342
Commonwealth Installment Receipt Trustee, Ltd.            28,000            246
CSR, Ltd.                                                304,900          1,182
Eastern Aluminum                                         236,000            235
Eltin, Ltd.                                              265,500            502
Fairfax (John)                                            35,000             83
Foster's Brewing Group, Ltd.                             297,300            553
GIO Australia Holdings                                   276,973            858
Lend Lease Corp.                                          10,123            214
Mayne Nickless, Ltd.                                      47,300            276
National Australia Bank, Ltd.                             69,845          1,001
National Mutual Holdings, Ltd.                            61,000             99
News Corp.                                               399,957          1,919
Pacific Magazines & Printing                             101,000            276
Pasminco, Ltd.                                           240,000            488
Publishing Broadcasting, Ltd.                             41,030            237
QNI, Ltd.                                                320,000            578
RGC Limited                                              176,782            648
Santos, Ltd.                                             315,000          1,326
Southcorp Holdings, Ltd.                                 158,800            595
St. George Bank, Ltd.                                     28,000            186
Tabcorp. Holdings, Ltd.                                   45,000            245
Wesfarmers                                                54,456            515
Western Mining Corp., Ltd.                               904,946          5,711
Westfield Trust                                          393,000            808
Westpac Banking Corp.                                    304,000          1,831
Woodside Petroleum, Ltd.                                  35,000            302
Woolworth's Ltd.                                          80,000            263
                                                                     ----------

                                                                         34,768
                                                                     ----------

AUSTRIA - 0.2%
Brau-Union Goess-Reininghaus-Osterreichische Brau          2,528            152
Creditanstalt-Bankverein                                   9,800            572
EVN Energ-Versorg                                            440             57
Flughafen Wien AG                                          1,534             65
Oester Brau Beteil                                         1,562             92
VA Technologie AG (BR)                                     2,300            421
Voest-Alpine Stahl AG (a)                                 10,000            453
Wienerberger Baustoff                                      1,600            329
                                                                     ----------

                                                                          2,141
                                                                     ----------

BELGIUM - 0.5%
Credit Communal Holding Dexia NPV                          7,302            784
Electrabel NPV                                             2,702            579
Fortis AG                                                  2,300            475
Generale de Banque NPV                                     1,199            462
Groupe Bruxelles Lambert NPV                               2,800            469
Kredietbank NPV                                            3,126          1,260
PetroFina SA NPV                                           1,720            651
UCB Capital NPV                                               99            314
                                                                     ----------

                                                                          4,994
                                                                     ----------

BRAZIL - 0.5%
CEMIG SA - ADR                                             8,844            455
Centrais Eletricas Brasileiras Electrobras SA - ADR        2,000             57
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd) - GDR                         6,240            142
Eletrobras (centrais) NPV                                764,130            427
Sider Nacional cia NPV                                 3,558,460            117
Telecomunicacoes Brasileiras - ADR (144A)                    417             63
Telecomunicacoes Brasileiras - ADR                        20,043          3,042
Telecomunicacoes de Sao Paulo - NPV (a)                   61,873             18
Telecomunicacoes de Sao Paulo SA (a)                      82,332             27
Usinas Siderurgicas de Minas - ADR                        24,555            269
White Martins SA - NPV                                    31,010             92
                                                                     ----------

                                                                          4,709
                                                                     ----------


                                                          48  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

CANADA - 3.1%
Air Canada, Inc. (a)                                     120,000     $      808
Alcan Aluminum, Ltd.                                      63,850          2,178
Avenor, Inc.                                              40,000            776
Barrick Gold Corp.                                        50,900          1,104
Barrick Gold Corp. (US Regd)                              34,900            768
BCE, Inc. NPV                                             70,126          1,950
Canadian Imperial Bank of Commerce                        31,000            781
Canadian National Railway Co.                              6,300            274
Canadian Pacific, Ltd.                                    45,100          1,275
Corel Corp. (a)                                            6,000             40
Cott Corp.                                                 6,500             69
Dofasco, Inc. NPV                                         30,101            570
Donohue, Inc. Class A                                     29,000            620
Hudson's Bay Co.                                          81,000          1,789
Imasco, Ltd.                                              99,025          2,868
Imperial Oil, Ltd.                                        25,000          1,281
Inco, Ltd.                                                85,631          2,574
Laidlaw, Inc. Class B                                     40,000            552
Magna International, Inc. Class A                         37,800          2,272
MDS, Inc. Class B                                          3,200             70
National Bank of Canada                                  171,500          2,142
Newbridge Networks Corp. (a)                              17,311            742
Noranda, Inc.                                             50,300          1,084
Nova Scotia Power, Inc.                                   33,200            343
Petro-Canada                                              65,700          1,066
Renaissance Energy, Ltd. (a)                              18,900            517
Rogers Communications, Inc. Class B (a)                   80,000            501
Royal Bank of Canada                                       5,040            228
Royal Bank of Canada (US Regd)                            50,000          2,269
Stelco, Inc. Series A (a)                                 65,000            485
Suncor, Inc. NPV                                          21,656            580
TELUS Corp.                                               18,000            326
Torstar Corp. Class B                                     15,200            474
                                                                     ----------

                                                                         33,376
                                                                     ----------

CHILE - 0.1%
Administradora de Fondos de Pensiones
  Provida SA - ADR                                         1,300             28
Chile Fund, Inc.                                           3,862            101
Chilectra SA - ADR                                         6,335            182
Chilgener SA - ADR                                         4,370            122
Compania de Telecomunicaciones de Chile SA - ADR           6,136            202
Enersis SA - ADR                                           5,809            207
Santa Isabel SA - ADR                                      3,400            111
                                                                     ----------

                                                                            953
                                                                     ----------

CHINA - 0.1%
Huaneng Power International, Inc. - ADR Series N (a)      24,400            622
Yizheng Chemical Fibre Class H                           651,000            116
                                                                     ----------

                                                                            738
                                                                     ----------

CZECH REPUBLIC - 0.0%
SPT Telecom AS (a)                                           690             72
                                                                     ----------

                                                                             72
                                                                     ----------

DENMARK - 0.5%
Bang & Olufsen Holding Series B                           14,000            864
Coloplast AS Class B (Regd)                                7,350            490
Den Danske Bank                                            2,860            278
Jyske Bank AS (Regd)                                       7,400            637
Novo Nordisk AS Series B                                   6,000            654
Ostasiatiske Kompagni (a)                                 20,000            473
Tele Danmark AS Series B                                  11,100            578
Tele Danmark Class B - ADR                                32,100            838
Unidanmark Class A (Regd)                                  3,300            186
                                                                     ----------

                                                                          4,998
                                                                     ----------

FINLAND - 0.7%
Enso OY Series A                                          71,000            656
Kymmene OY                                                58,000          1,340
Metra AB Series B                                         19,300            582
Nokia AB Series A                                         17,508          1,308
Nokia AB Series K                                         16,300          1,215
Outokumpu OY Class A                                      47,500            942
OY Tamro AB                                               36,000            250
Pohjola Series B                                           9,900            294
Rauma Group (The)                                          6,500            149
Valmet Corp. Series A                                     42,100            727
                                                                     ----------

                                                                          7,463
                                                                     ----------

FRANCE - 6.6%
Accor SA                                                   4,221            632
Alcatel Alsthom                                           33,461          4,191
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR (a)                        67,500          1,704
Assurances Generales de France                            15,466            494
AXA - UAP                                                 22,308          1,387
Banque Nationale Paris                                    14,390            593
Boiron                                                     1,500            183
Canal Plus (a)                                             3,970            773
Carrefour SA                                               3,822          2,776



                                                          49  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

Chargeurs International SA                                 1,366     $       79
Christian Dior                                             3,780            624
Cie de St. Gobain                                         17,647          2,573
Clarins                                                    3,114            414
Compagnie Bancaire SA                                      1,214            155
Credit Commercial de France                               13,500            572
Credit Local de France                                    11,634          1,132
Credit Local de France (Regd)                              1,775            173
Credit National                                            2,902            165
Credit National (a)                                           14              1
D.M.C. Dollfuss-Mieg (a)                                   5,400             92
Dexia France (Regd)                                        1,180            115
Eaux (cie Generale)                                       57,677          7,390
Elf Aquitaine - ADR                                       31,500          1,715
Elf Aquitaine SA                                          23,504          2,536
Eridania Beghin-Say                                        4,768            714
Galeries Lafayette                                           300            124
Groupe Danone                                              5,903            975
GTM - Entrepose                                            2,700            135
Guilbert SA                                                1,891            268
Havas                                                      1,790            129
L'Air Liquide                                              5,652            897
L'Oreal (Societe)(a)                                         718            303
Lafarge Corp. SA (BR)                                      7,545            469
Lagardere Groupe (Regd)                                   28,900            839
Lapeyre (BR)                                               4,390            291
Legrand                                                    1,519            268
Legris Industries SA                                       1,800             85
LVMH Moet-Hennessy                                         4,347          1,169
Lyonnais Eaux Dumez                                       20,780          2,093
Michelin (Cie Gen) Class B (Regd)                         34,080          2,047
Nord-Est                                                  15,000            331
Pathe SA                                                   1,136            225
Pechiney International Class A                            24,082            949
Peugeot SA                                                 7,590            734
Pinault-Printemps Redoute SA                               2,461          1,183
Primagaz CIE                                               2,655            235
Promodes                                                   2,650          1,032
Renault (a)                                               65,758          1,664
Rexel SA                                                     529            162
Rhone Poulenc SA - ADR                                    24,700          1,028
Sanofi SA                                                 13,763          1,349
Schneider SA                                              29,726          1,582
Scor SA                                                   15,000            604
Sefimeg (Regd)                                             1,000             64
SEITA                                                     14,250            451
SGS Thomson Microelectronics (a)                           9,800            774
Sidel SA                                                  22,484          1,741
Simco (Regd)                                               1,700            135
Societe Generale                                          31,194          3,482
SociteteGenerale (a)                                         141             16
Sodexho                                                    1,411            722
Synthelabo                                                 5,150            670
Thomson-CSF                                               28,618            737
Total Co. SA Class B                                      49,594          5,013
TV Francaise (TFI)                                        12,733          1,138
Union des Assurances Federales                             7,640            898
Union Financiere de France Banque SA                       2,100            249
Usinor Sacilor                                           138,453          2,497
Valeo                                                      3,950            246
Vallourec (Usin)                                             460             29
                                                                     ----------

                                                                         71,215
                                                                     ----------

GERMANY - 5.5%
Adidas AG                                                  8,900            985
Allianz AG (Regd)(a)                                       3,420            716
AVA ALG Handels VB (a)                                     1,480            421
BASF AG                                                   14,874            550
Bayer AG                                                 116,807          4,489
Bayer Motoren Werk                                            72             60
Bayerische Hypotheken-und Wechsel Bank AG                 75,879          2,269
Bilfinger & Berger BAU AG (a)                              5,350            218
Buderus AG                                                 1,447            796
Commerzbank AG                                            27,160            769
Continental AG                                            33,500            832
Daimler-Benz AG                                           89,036          7,224
Degussa AG (a)                                             1,000             53
Deutsche Bank AG                                          40,289          2,354
Deutsche Lufthansa AG                                      8,700            167
Deutsche Pfandbrief & Hypothekenbank AG                    3,770            217
Deutsche Telekom AG                                       18,183            438
Dresdner Bank AG                                          51,120          1,767
Fresenius Medical Care AG - ADR (a)                       41,360          1,205
Fried, Krupp AG Hoesch                                     6,000          1,173
GEA AG                                                     2,397            944
Gehe AG                                                   17,920          1,223
Gerresheimer Glas AG                                       4,550             78
Hannover Rueckversicherungs AG                             4,500            281
Hoechst AG                                               172,801          7,330
Hornback Baumarkt AG                                       1,949             82
IKB Deutsche Industriebank AG (a)                          2,250             45
M.A.N. AG                                                    600            185


50  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

Mannesmann AG                                              8,829     $    3,933
Merck KGAA                                                 2,600            115
Metro AG (a)                                               5,300            581
Muenchener Rueckversicherungs                                476          1,335
Praktiker Bau und Heimwerkemaerkte AG                      2,245             40
Rhoen - Klinikum AG                                        3,402            449
SAP AG                                                     7,970          1,599
Schering AG                                                6,374            681
Siemens AG                                                61,718          3,664
Tarkett AG                                                19,484            503
Veba AG                                                   90,963          5,111
Veba International Finance 1998 Warrants (a)               1,300            455
Viag AG                                                    2,800          1,273
Volkswagen International AG                                1,360          1,042
Volkswagen International AG 1998 Warrants (a)              1,420            594
Wella Aktiengesellschaft                                     350            234
                                                                     ----------

                                                                         58,480
                                                                     ----------

HONG KONG - 3.2%
Bank of East Asia, Ltd.                                      160              1
Cathay Pacific Airways                                   511,000          1,059
Cheung Kong Holdings, Ltd.                               247,000          2,439
China Light & Power                                       39,000            221
Dao Heng Bank Group, Ltd.                                103,000            564
Dickson Concepts International, Ltd. (New)(a)            146,000            531
First Pacific Co.                                        402,154            514
Great Eagle Holdings                                      78,510            259
Guangshen Railway Co., Ltd.                            1,593,000            699
Guoco Group, Ltd.                                        183,000            964
Hang Lung Development Co.                                250,000            458
Hang Seng Bank                                           115,000          1,640
Henderson Land Development Co., Ltd.                      99,000            879
Hong Kong & China Gas Co., Ltd.                          451,824            904
Hong Kong Electric Holding, Ltd.                         557,000          2,243
HSBC Holdings (UK Regd) PLC                              150,000          4,511
Hutchison Whampoa, Ltd.                                  621,000          5,371
National Mutual Asia                                     273,000            303
New World Development Co., Ltd.                          569,232          3,395
Shanghai Petrochemical Class H                           792,000            190
Sing Tao (a)                                              90,000             34
Sun Hung Kai Properties, Ltd.                            261,200          3,144
Swire Pacific, Ltd. Class A                              256,000          2,305
Swire Pacific, Ltd. Class B                              180,000            273
Tai Cheung Holdings                                       73,000             58
Television Broadcast                                     168,000            755
Wharf Holdings                                           217,000            940
Wing Lung Bank                                               860              5
                                                                     ----------

                                                                         34,659
                                                                     ----------

IRELAND - 0.2%
Allied Irish Banks                                       143,000          1,091
Independent Newspapers PLC                               125,000            738
Waterford Wedgwood (Units)                               465,000            609
                                                                     ----------

                                                                          2,438
                                                                     ----------


ITALY - 3.5%
Assicurazioni Generali SPA                                29,000            527
Banca Commerciale Italiana                               138,000            286
Banca Pop di Bergamo CV                                   19,500            289
Banca Pop di Milano                                      201,343          1,207
Banco Ambrosiano Veneto                                   10,000             29
Banco Ambrosiano Veneto di Risp                           27,000             39
Banco Fideuram SPA                                       162,755            532
Credito Italiano                                         763,258          1,397
Edison                                                    50,000            249
ENI SPA - ADR                                             19,600          1,115
Ente Nazionale Idrocarburi SPA (Regd)                    371,576          2,104
Fiat SPA                                               1,776,778          6,398
Fiat SPA di Risp                                         240,326            452
Fila Holdings SPA - ADR                                   12,400            415
Finmeccanica SPA (a)                                     306,455            210
Gewiss SPA                                                19,000            327
Gucci Group NV                                             4,255            274
Industrie Natuzzi SPA - ADR                               29,572            758
Istituto Mobiliare Italiano SPA                           80,243            722
Istituto Mobiliare Italiano SPA - ADR                     39,000          1,063
Istituto Nazionale Delle Assicurazioni                 1,422,327          2,168
Italgas (Soc. Ital.)                                      48,591            157
Luxottica Group SPA - ADR                                 11,400            773
Magneti Marelli SPA                                       52,500             89
Mediaset SPA                                              39,000            166
Mediolanum SPA                                            22,881            258
Mondadori (Arnoldo) Editore SPA                            9,300             54
Montedison SPA New (a)                                   566,000            374
Olivetti & Cie SPA (a)                                 5,582,523          1,582
Parmalat Finanziaria SPA                                 149,000            211
Rinascente (LA)                                           15,500             86


                                                          International Fund  51

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

Sasib SPA di Risp NC                                      35,000     $       69
Seat SPA (a)                                             123,910             40
Seat SPA di Risp (a)                                      61,790             13
Simint SPA (a)                                           100,000            609
SOFAP                                                    125,000            113
Stet                                                   1,117,414          6,509
Stet di Risp                                             739,500          2,567
Telecom Italia di Risp                                    66,800            132
Telecom Italia Mobile SPA                                286,246            925
Telecom Italia Mobile SPA - di Risp                      334,018            596
Telecom Italia SPA                                       611,403          1,961
                                                                     ----------

                                                                         37,845
                                                                     ----------

JAPAN - 25.0%
Advantest                                                  4,920            378
Alps Electric Co.                                         25,000            349
Amada Co., Ltd.                                           49,000            432
Aoki International                                        22,000            392
Aoyama Trading Co.                                        50,000          1,605
Apic Yamada Corp.                                         25,200            367
Asahi Bank, Ltd.                                         175,000          1,489
Brother Industries                                       165,000            711
Canon Sales Co., Inc.                                     16,300            380
Canon Sales Co., Inc. 1997 Warrants (a)                      330             39
Canon, Inc.                                              210,000          5,716
Central Glass Co.                                        197,000            574
Chugai Pharmaceutical Co.                                 67,000            602
Chuo Trust & Banking                                       7,000             46
Citizen Watch Co., Ltd.                                   34,000            262
Cosmo Oil Co.                                             92,000            440
Credit Saison Co.                                         76,400          1,866
CSK Corp., Ltd.                                           10,000            379
Dai Ichi Kangyo Bank                                     140,000          1,905
Dai Ichi Pharmaceutical Co.                              138,000          2,432
Dai Nippon Screen Manufacturing Co.                       41,000            386
Dai-Tokyo Fire & Marine                                  196,000          1,135
Daido Steel Co.                                           50,000            161
Daiei, Inc.                                              245,000          1,571
Daifuku Machinery Co.                                     11,000            145
Daiken Corp.                                              91,000            572
Daito Trust Construction                                  28,990            341
Daiwa Bank                                               350,000          1,658
Daiwa Danchi Co., Ltd. (a)                                85,000            349
Daiwa House Industries Co.                               121,000          1,478
Daiwa Kosho Lease Co., Ltd.                              112,000            866
Daiwa Securities                                         388,000          3,060
DDI Corp.                                                    487          3,595
Dowa Mining Co. Series 5 1997 Warrants (a)                    17              5
East Japan Railway                                           344          1,765
Ebara Corp.                                               70,000          1,050
Eisai Co.                                                 17,300            328
Fanuc Co.                                                 11,900            457
Fuji Denki Reiki                                          26,000            204
Fuji Electric Co.                                        130,000            590
Fuji Machine Manufacturing Co.                            17,000            616
Fuji Oil Co.                                              78,000            536
Fuji Photo Film Co.                                       55,000          2,212
Fujikura                                                  58,000            541
Fujitsu, Ltd.                                             47,000            652
Fujitsu, Ltd. Series 2 1999 Warrants (a)                      29             97
Fukui Bank                                               122,000            452
Fukuoka Bank                                                 450              3
Furukawa Co., Ltd.                                        71,000            255
Furukawa Electric Co.                                    256,000          1,628
Gakken Co.                                               100,000            526
General Sekiyu KK                                         32,000            212
Gunze, Ltd.                                              160,000            729
Heiwa Corp.                                               36,000            707
Hitachi Credit Co., Ltd.                                  36,000            697
Hitachi Metals                                            58,000            423
Hitachi Zosen Corp.                                       72,000            286
Hitachi, Ltd.                                            676,000          7,549
Hokkaido Electric                                         14,400            258
Hokuriku Bank                                            120,000            411
Honda Motor Co., Ltd.                                     40,000          1,204
Hyakugo Bank                                              40,000            229
Inax Corp.                                                25,000            187
Industrial Bank of Japan                                 101,000          1,568
Intec, Inc.                                               52,000            694
Isetan Co.                                                59,000            731
Ishihara Sangyo (a)                                      168,000            497
Ishikawajima-Harima Heavy Industries                     340,000          1,335
Ito-Yokado Co., Ltd.                                      98,000          5,686
Itoham Foods, Inc.                                        95,000            524
Izumi Co.                                                 33,000            484
Izumiya Co., Ltd.                                         58,000            931
Japan Synthetic Rubber                                    70,000            598
Japan Tobacco, Inc.                                           77            608
Jeol                                                      50,000            329
Kamei Corp.                                               78,000            857


52  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Kao Corp.                                                284,000     $    3,940
Kawasaki Heavy Industries                                462,000          2,148
Kawasaki Kisen (a)                                       170,000            343
Kawasho Corp.                                            163,000            506
Keihin Electric Express                                      480              2
Keiyo Bank, Ltd.                                         175,000            731
Keyence Corp.                                                100             15
Kinki Coca-Cola Bottling                                  25,000            342
Kinki Nippon Railway                                         770              5
Kirin Beverage Corp.                                      28,000            489
Kissei Pharmaceutical Co.                                    100              2
Koa Fire & Marine                                         83,000            502
Kokuyo Co., Ltd.                                          22,000            595
Komatsu Forklift Co., Ltd.                                61,000            495
Komori Corp.                                              21,000            498
Kumagai Gumi Co.                                          48,000             80
Kuraray Co., Ltd.                                         52,000            517
Kurimoto Iron Works                                       55,000            424
Kyocera Corp.                                             64,000          5,081
Kyodo Printing Co.                                        20,000            192
Kyushu Electric Power                                      5,100             88
Long Term Credit Bank Japan                              131,000            566
Mabuchi Motor Co.                                         26,300          1,526
Makita Corp.                                             105,000          1,539
Marui Co., Ltd.                                           48,000            892
Maruichi Steel Tube                                       29,000            481
Matsumotokiyoshi                                           7,400            314
Matsushita Electric Industrial Co., Ltd.                 261,000          5,260
Matsuzakaya Co.                                           70,000            517
Mikuni Coca-Cola Bottling                                 22,000            326
Minebea Co., Ltd.                                        129,000          1,373
Mitsubishi Corp.                                          42,000            524
Mitsubishi Electric Corp.                                321,000          1,795
Mitsubishi Estate Co., Ltd.                               61,000            883
Mitsubishi Heavy Industries                              705,000          5,407
Mitsubishi Paper Mills                                    35,000            137
Mitsubishi Rayon                                          74,000            305
Mitsubishi Trust & Banking                               187,000          2,953
Mitsui & Co.                                             262,000          2,514
Mitsui Fudosan Co., Ltd.                                 104,000          1,434
Mitsui Marine & Fire Insurance Co., Ltd.                  37,000            267
Mitsui Mining & Smelting                                 109,000            484
Mitsui Petrochemical Industry                             23,000            111
Murata Manufacturing Co., Ltd.                           122,000          4,854
Nagase & Co.                                              31,000            245
Namco                                                     58,500          2,256
Nankai Electric Railway                                      450              2
National House Industrial                                 13,000            171
NEC Corp.                                                267,000          3,727
Nichido Fire & Marine                                        400              3
Nichiei Co., Ltd.                                         11,000          1,276
Nichimo Co.                                               88,000            269
Nippon Denso Co.                                          65,000          1,554
Nippon Express Co.                                       117,000            934
Nippon Fire & Marine                                      90,000            485
Nippon Hodo Co.                                           13,000            112
Nippon Oil Co.                                           176,000            963
Nippon Steel Corp.                                     1,438,000          4,592
Nippon Telegraph & Telephone Corp.                           456          4,376
Nishimatsu Construction                                  171,000          1,194
Nissan Diesel Motor Co.                                   77,000            299
Nissan Motor Co., Ltd.                                   691,000          5,359
Nissei Sangyo Co.                                         26,000            318
NKK Corp.                                                450,000            966
Nomura Securities                                        418,000          5,762
North Pacific Bank                                       100,000            481
NSK, Ltd.                                                107,000            688
NTT Data Communications Systems Corp.                         81          3,131
Obayashi Corp.                                           106,000            709
Oji Paper Co., Ltd.                                       86,000            532
Okamura Corp.                                             74,000            491
Ono Pharmaceutical                                        14,000            493
Pioneer Electronics Corp.                                205,000          4,972
Promise Co., Ltd.                                          8,700            498
Ricoh Co., Ltd.                                           58,000            759
Rohm Co.                                                  25,000          2,574
Sakura Bank, Ltd.                                        461,000          3,531
Sangetsu Co.                                               6,000            128
Sankyo Aluminum                                           50,000            161
Sankyo Co.                                                47,000          1,579
Sankyo Co., Ltd.                                          36,000          1,080
Sankyo Seiko Co.                                         100,000            474
Secom Co.                                                 14,000          1,027
Sega Enterprises                                           8,300            275
Seino Transportation                                      36,000            389
Sekisui Chemical Co., Ltd.                               151,000          1,528
Sekisui House, Ltd.                                      120,000          1,214
Seven-Eleven Japan NPV                                     6,300            476
Sharp Corp.                                              259,000          3,570
Shiga Bank, Ltd.                                          41,000            208
Shikoku Electric Power                                    41,200            701
Shimachu Co., Ltd.                                        15,000            450
Shin-Etsu Chemical Co.                                    36,400            965
Shin-Etsu Chemical Co. 2000 Warrants (a)                     158            425


                                                          International Fund  53

INTERNATIONAL FUND

June 30, 1997 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES          (000)
                                                      ----------     ----------

Shiseido Co., Ltd.                                       112,000     $    1,847
Shohkoh Fund & Co., Ltd.                                     900            272
Showa Shell Sekiyu                                        60,000            565
Snow Brand Milk                                           45,000            232
Sony Corp.                                               145,700         12,699
Stanley Electric                                         182,000            942
Sumitomo Bakelite Co., Ltd.                               65,000            525
Sumitomo Bank                                            188,000          3,084
Sumitomo Corp.                                            93,000            884
Sumitomo Electric Industries                             100,000          1,675
Sumitomo Forestry                                        122,000          1,341
Sumitomo Marine & Fire                                    33,000            271
Sumitomo Metal Industries, Ltd.                          636,000          1,809
Sumitomo Realty & Development                            580,000          5,111
Sumitomo Rubber Industries                               120,000            807
Sumitomo Trust & Banking                                 513,000          5,505
Tadano                                                    45,000            320
Taisei Corp.                                             306,000          1,418
TDK Corp.                                                 23,000          1,688
Teijin, Ltd.                                             127,000            598
Toc Co.                                                   36,000            427
Toda Corp.                                                70,000            490
Toho Bank                                                 65,000            400
Tohoku Electric Power                                     15,700            279
Tokai Rika Co.                                            37,000            292
Tokio Marine & Fire Insurance Co.                        157,000          2,055
Tokyo Broadcasting                                        74,000          1,517
Tokyo Electric Power                                      90,000          1,892
Tokyo Electronics                                         11,500            550
Tokyo Steel Manufacturing                                 25,000            279
Toppan Printing                                           55,000            864
Torii Pharmaceutical Co., Ltd.                            22,800            535
Toshiba Corp.                                            213,000          1,370
Tostem Corp.                                              20,000            553
Toyo Seikan Kaisha, Ltd.                                     400              9
Toyo Trust & Banking                                     214,000          1,802
Toyota Motor Corp.                                       185,000          5,455
Tsubakimoto Chain                                         77,000            470
UNY Co., Ltd.                                             24,000            469
West Japan Railway Co.                                       732          2,867
Yamaha Motor Co.                                          80,000            796
Yamanouchi Pharmaceutical                                 61,000          1,639
Yamato Kogyo Co.                                          42,000            414
Yamato Transport                                         100,000          1,225
Yamazaki Baking Co., Ltd.                                 25,000            441
Yasuda Fire & Marine Insurance Co., Ltd. (The)            88,000            591
Yodogawa Steel Works, Ltd.                                45,000            275
Yokohama Rubber Co., Ltd.                                300,000          1,282
Yurtec Corp.                                              11,550            133
                                                                     ----------

                                                                        266,125
                                                                     ----------


MALAYSIA - 1.2%
Affin Holdings Berhad                                    331,000            787
Berjaya Industrial Berhad                                 38,000             37
Berjaya Sports                                            94,000            443
Carlsberg Brewery Malaysia Berhad                        171,000            881
Commerce Asset Holdings Berhad                           505,694          1,332
Commerce Asset Holdings Berhad Rights (a)                130,224             11
Ekran Berhad                                              14,000             27
Genting Berhad                                            81,000            388
IND Oxygen, Inc.                                         498,000            568
Kumpulan Guthrie                                         204,000            323
Multi Purpose Holding Berhad                             154,000            216
Perusahaan Otomobl                                        99,000            463
Petronas Dagangan 1999 Warrants (a)                      428,000            499
Renong Berhad                                          1,097,000          1,434
Resorts World Berhad                                     581,000          1,749
Sime Darby Berhad (Resident Shares)                      315,600          1,050
Sime UEP Properties Berhad                                41,000             89
Tanjong PLC                                              298,000          1,027
Technical Resource Industries Berhad (a)                  79,000            136
Tenaga Nasional Berhad                                   131,000            638
Time Engineering Berhad                                   88,000            134
United Engineers Berhad                                  138,000            996
                                                                     ----------

                                                                         13,228
                                                                     ----------

MEXICO - 0.3%
Cemex SA de CV Class B NPV                                39,709            193
Cifra SA de CV - ADR                                     229,623            421
Compania Cervecerias Unidas SA - ADR                       3,214             70
Empresa Nacional de Electric - ADR                         9,929            224
Fomento Economico Mexicano SA de CV Series B NPV          26,557            158
Gruma SA - ADR (a)                                        10,354            204
Gruma SA Series B NPV (a)                                 45,148            210
Grupo Financiero Banamex AC Series B NPV (a)              82,052            211
Grupo Financiero Banamex AC Series L NPV (a)               3,655              9
Grupo Industrial Maseca Series B NPV                     131,263            144


54  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Grupo Modelo SA Series C                                  27,752     $      192
Grupo Television SA de CV - GDR (a)                        2,709             82
Kimberly-Clark, Mexico Class A NPV                        78,044            314
Panamerican Beverages, Inc. Class A                       12,354            407
Telefonos de Mexico SA Series L - ADR                     16,479            788
                                                                     ----------

                                                                          3,627
                                                                     ----------

NETHERLANDS - 5.3%
ABN Amro Holdings NV (a)                                 138,531          2,583
Aegon NV                                                  12,836            896
Ahold NV                                                  10,985            927
AKZO Nobel NV                                              1,729            237
AKZO Nobel NV - ADR                                       15,800          1,088
Baan Company, NV (a)                                       3,187            216
Baan Company, NV (US Regd)(a)                              3,710            255
Boskalis Westminster CVA                                  16,564            325
CSM NV CVA                                                14,527            728
DSM NV (BR)                                                4,400            438
Elsevier NV                                              143,998          2,406
European Vinyls Corp. International NV                     1,400             35
Fortis Amev NV                                            17,022            758
Hagemeyer NV (a)                                           3,656            189
Heineken NV                                                2,200            375
Hollandsche Beton Groep NV                                 3,658            834
Hunter Douglas NV                                         10,408            885
ING Groep NV                                             156,240          7,203
KNP BT (Kon) NV                                           46,442          1,058
Moeara Enim Petroleum NPV                                     48          1,088
Nedlloyd Groep NV                                         30,000            867
Nutricia Verenigde Bedrijven CVA                           2,750            434
Otra NV                                                    3,590             58
Philips Electronics                                       90,860          6,508
Philips Electronics - ADR                                 14,300          1,028
Polygram                                                  38,806          2,036
Royal Dutch Petroleum Co. (a)                            196,476         10,310
Royal PTT Nederland NV                                     7,971            313
Royal PTT Nederland NV                                    20,000            793
Unilever NV CVA                                           16,820          3,541
Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit                                         204,058          4,512
Wereldhave NV                                              3,300            195
Wolters Kluwer CVA                                        29,207          3,557
                                                                     ----------

                                                                         56,676
                                                                     ----------

NEW ZEALAND - 0.3%
Air New Zealand Class B                                  189,036            578
Carter Holt Harvey                                        35,941             93
Fletcher Challenge Building                               57,598            173
Fletcher Challenge Energy                                 64,798            196
Fletcher Challenge Forest Division                         3,776              5
Fletcher Challenge Paper                                  36,797             89
Fletcher Challenge, Ltd. (Forests Division)              137,287            203
Lion Nathan, Ltd.                                        222,100            563
Telecom Corp. of New Zealand, Ltd.                       180,700            921
Tranz Rail Holdings, Ltd. - NPV                           12,000             68
Wrightson Limited                                        300,000            192
                                                                     ----------

                                                                          3,081
                                                                     ----------

NORWAY - 0.8%
Bergesen DY AS Series A                                    4,130             98
Christiania Bank OG Kreditkasse                          141,049            481
Kvaerner Industries AS Series B                           10,000            559
Norsk Hydro AS                                            40,806          2,221
Olav Thon Eiendomsselskap AS                              17,600            490
Orkla AS                                                  17,209          1,270
Orkla AS Series B Free                                    11,483            779
Saga Petroleum AS Series B                                 8,070            141
Schibsted AS                                              69,600          1,377
Storebrand ASA Series A (a)                              149,200            890
                                                                     ----------

                                                                          8,306
                                                                     ----------

PANAMA - 0.0%
Banco Latinoamericano de
Exportaciones SA Class E                                   1,820             78
                                                                     ----------

                                                                             78
                                                                     ----------

PERU - 0.0%
CREDICORP, Ltd.                                            3,720             82
Telefonica Del Peru SA Class B - ADR                       5,660            148
                                                                     ----------

                                                                            230
                                                                     ----------


PORTUGAL - 0.1%
Jeronimo Martins SGPS                                     16,890          1,180
                                                                     ----------

                                                                          1,180
                                                                     ----------

RUSSIA - 0.0%
Gazprom - ADR                                              2,780             48
                                                                     ----------
                                                                             48
                                                                     ----------


                                                          International Fund  55

INTERNATIONAL FUND

June 30, 1997 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SINGAPORE - 1.1%
City Developments                                         28,000     $      274
DBS Land                                                  81,000            256
Development Bank of Singapore, Ltd. (Alien Market)       180,000          2,266
Fraser & Neave                                            31,000            221
Hong Kong Land Holdings, Ltd. (a)                        293,282            780
Jardine Strategic Holdings, Ltd. (a)                     322,437          1,219
Jardine Strategic Holdings, Ltd.
  1997 Warrants (a)                                       21,310              1
  1998 Warrants (a)                                       11,437              5
Keppel Corp. (a)                                          17,000             76
Keppel Corp., Ltd. Series A (a)                            4,750             21
Mandarin Oriental International, Ltd. (a)                386,780            503
Overseas Chinese Banking (Alien Market)                  103,999          1,077
Overseas Union Bank (Alien Market)                        81,000            504
Overseas Union Bank, Ltd. Rights (Alien Market)(a)        16,200             22
Singapore Airlines, Ltd. (Alien Market)                  123,000          1,101
Singapore Land                                           155,800            708
Singapore Press Holdings (Alien Market)                   55,600          1,120
United Industrial Corp., Ltd.                            141,000            107
United Overseas Bank, Ltd. (Alien Market)                162,779          1,673
Wing Tai Holdings, Ltd.                                   59,000            169
                                                                     ----------

                                                                         12,103
                                                                     ----------

SOUTH KOREA - 0.1%
Kookmin Bank                                               6,645             95
Korea Electric Power Corp.                                11,600            346
Pohang Iron & Steel                                        1,800            129
Samsung Electronics, Ltd.                                  4,042            321
Shin Han Bank (a)                                          3,940             49
                                                                     ----------

                                                                            940
                                                                     ----------

SPAIN - 2.5%
Acerinox SA                                                4,500            843
Aguas de Barcelona (a)                                        57              2
Argentaria                                                15,072            844
Banco Bilbao Vizcaya (Regd)                               20,230          1,643
Banco Popular Espanol (Regd)                              11,697          2,866
Banco Santander SA (Regd)(a)                              24,684            761
Centros Commerciales Pryca                                39,100            846
Corp. Fin. Reunida (a)                                   200,000            842
Corporacion Bancaria de Espana SA                         55,300          1,569
Dragados y Construcciones SA                               6,600            137
Empresa Nacional de Electricidad                          21,594          1,813
Fuerzas Electricat Series A                               73,300            699
Gas Natural SDG SA                                         2,115            462
Gas Y Electricidad SA  Series 2                           15,239            818
Hidroelectrica del Cantabrico SA                          20,600            836
Iberdrola SA                                             139,333          1,759
Obrascon SA                                                7,000            108
Prosegur CIA de Seguridad SA (Regd)                       55,000            672
Repsol - ADR                                              34,800          1,477
Repsol SA                                                 30,143          1,274
Tabacalera SA Series A (Regd)                             11,600            623
Telefonica de Espana                                     173,227          5,008
Viscofan Envoltura                                        25,500            596
                                                                     ----------

                                                                         26,498
                                                                     ----------

SWEDEN - 3.3%
ABB AB Series A (a)                                       30,000            421
ABB AB Series B (a)                                       50,000            698
Astra AB Series A (a)                                    433,164          8,064
Astra AB Series B (a)                                    101,864          1,797
Atlas Copco AB Series B                                   17,190            449
Autoliv, Inc. (a)                                         19,330            743
Avesta-Sheffield                                         131,500          1,521
BT Industries AB                                          35,000            701
Diligentia AB (a)                                         22,930            279
Electrolux AB Series B                                    25,174          1,816
Esselte AB Series B                                        3,570             84
Granges AB (a)                                             5,155             68
Hennes and Mauritz AB Series B (a)                        46,390          1,631
Hoganas AB B Shares                                       18,300            609
Incentive AB Series B Free                                17,800          1,627
Kinnevik Investment Series B                              27,400            763
Marieberg Tidnings Series A                               36,000            894
Munksjo AB                                                50,800            522
Nordbanken AB                                              8,500            287
OM Gruppen AB                                             21,200            658
Pharmacia & Upjohn, Inc.                                  32,000          1,112
Sandvik AB Series B                                       20,830            591
Scania AB Series B                                        40,200          1,226
Scania Aktiebolag Series A - ADR                          14,200            421
Scania Aktiebolag Series B - ADR                           6,200            184
Scribona AB Series B Free                                  4,140             48
Skand Enskilda Barken Series A                            35,300            381


56  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Skandia Group Foersakerings Free                          65,850     $    2,426
SKF AB Series A Free                                      39,300            978
Svenska Handelsbank Series A                              28,400            903
Telefonaktiebolaget Ericsson (LM)
  Series B                                                71,420          2,812
Tornet Fastighets AB                                      31,000            366
                                                                     ----------

                                                                         35,080
                                                                     ----------

SWITZERLAND - 5.2%
Adia SA                                                    2,499            959
Baer Holdings AG (BR)                                        330            505
BBC Brown Boveri (BR)                                      1,046          1,583
Bobst AG (BR)                                                475            807
Bobst SA - AG                                                325            258
Ciba Specialty Chemicals AG (a)                            6,134            567
CS Holdings (Regd)                                         3,055            392
Fischer (Georg) AG (BR)                                      748          1,040
Holderbank Financiere Glarus AG (BR)                         390            368
Liechtenstein Global Trust AG                              1,790          1,097
Magazine Zum Globus (a)                                    1,200            649
Nestle SA (Regd)                                           4,186          5,522
Novartis AG (Regd)                                        11,641         18,610
Phoenix Mecano (BR)                                          800            416
Publicitas Holdings SA - (Regd)                            2,000            381
Richemont Series A (BR)                                      300            434
Roche Holdings Genusscheine AG NPV                         1,077          9,741
Sarna Kunststoff Holdings AG (Regd)                          250            248
Schweiz Bankgesellsch (BR)                                 1,850          2,116
Schweiz Ruckversicher (Regd)                               1,320          1,867
Schweizerischer Bankverein (Regd)(a)                      13,435          3,593
SGS Holding (BR)                                             450            962
SMH AG Neuenburg (Regd)                                    8,900          1,205
Sulzer AG (Regd)                                             800            686
Zurich Versicherungsgesellschaft (Regd)                    2,600          1,036
                                                                     ----------

                                                                         55,042
                                                                     ----------

THAILAND - 0.0%
Advanced Information Services
(Alien Market)                                            12,400             82
Bangkok Bank (Alien Market)                               16,900            116
Siam Cement Co. (Alien Market)                             5,350             80
                                                                     ----------

                                                                            278
                                                                     ----------

UNITED KINGDOM - 16.4%
Abbey National PLC                                        69,000            942
Airtours PLC                                              65,000          1,258
Allied Colloids PLC                                      411,857            861
Allied Lyons                                             174,000          1,252
Amersham International PLC                                28,600            762
Anglian Water PLC                                         97,400          1,062
Argos PLC                                                 69,404            630
ASDA-MFI Group PLC                                     1,192,296          2,462
Associated British Ports PLC                             122,000            521
B.A.T. Industries PLC                                    195,500          1,750
Barclays Bank PLC                                         40,200            798
BASS PLC                                                  76,000            928
BG PLC                                                    68,500            251
Britannic Assurance PLC                                   63,000            850
British Aerospace PLC                                    157,938          3,515
British Airways PLC                                      127,000          1,448
British Petroleum Co. PLC                                561,094          6,980
British Steel PLC                                        127,600            318
British Telecom PLC                                      352,707          2,620
BTR PLC                                                  515,666          1,765
Bunzl PLC                                                245,000            793
Burmah Castrol PLC                                        50,000            846
Cable & Wireless PLC                                     347,360          3,182
Cable & Wireless PLC - SP ADR                             34,767            971
Cadbury Schweppes PLC                                    251,228          2,242
Caradon PLC (a)                                          127,423            427
Centrica PLC (a)                                          68,500             83
Coats Viyella PLC                                         57,000            120
Commercial Union Assurance Co. PLC                       148,000          1,556
Compass Group PLC                                        159,900          1,789
Costain Group PLC (a)                                      8,200              6
Courtaulds PLC                                           115,000            649
Courtaulds Textile Co. PLC                               120,000            613
Cowie Group PLC                                          149,166            892
Dalgety PLC                                              156,000            670
Devro International PLC                                  210,000          1,186
E D & F Man Group PLC                                    140,000            457
Electrocomponents PLC                                     50,000            372
EMI Group PLC                                             55,000            989
First Leisure Corp. PLC                                  120,000            619
Flextech PLC (a)                                          42,500            460
General Cable PLC (a)                                    168,900            458
General Electric Co. PLC                                  80,100            479
GKN PLC                                                    9,000            154
Glaxo Wellcome PLC                                       334,542          6,922


                                                          International Fund  57

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Glynwed International PLC                                223,200     $      864
Granada Group PLC                                         57,000            750
Grand Metropolitan PLC                                   265,000          2,551
Great University Stores PLC                              149,000          1,512
Guardian Royal Exchange PLC                              734,000          3,319
Guinness PLC                                             288,180          2,822
Hanson PLC (a)                                            87,375            434
Heywood Williams Group PLC                                21,666             74
Hillsdown Holdings PLC                                   483,876          1,366
HSBC Holdings                                             10,600            314
HSBC Holdings PLC                                        153,000          4,710
Huntingdon International Holdings PLC - ADR (a)           53,200            286
Hyder PLC                                                 37,333            504
Imperial Chemical Industries PLC                         147,500          2,049
Imperial Tobacco Group PLC                               154,400            992
Invesco PLC                                              327,600          1,920
Kingfisher PLC                                           220,457          2,504
Ladbroke Group, Ltd. PLC                                 976,705          3,839
Laing (John) PLC Class A NV                               45,800            284
Laird Group PLC                                          130,830            760
Lloyds TSB Group PLC                                     266,208          2,735
London Clubs International                               200,000          1,259
London Electricity PLC                                    12,700            149
LucasVarity PLC                                          841,500          2,915
Manchester United PLC                                    125,000          1,253
Medeva PLC                                               180,000            770
MEPC PLC                                                  85,000            696
National Westminster Bank PLC                            367,185          4,938
Norwich Union PLC (a)                                     56,665            300
Orange PLC (a)                                            60,787            200
Pace Micro Technology PLC                                190,000            215
Pilkington Brothers PLC                                  221,000            508
Powell Duffryn PLC                                        68,000            505
Powergen PLC                                             152,048          1,808
Premier Farnell PLC                                       94,000            731
Provident Financial PLC                                  104,000            970
Racal Electronics PLC                                    291,800          1,166
Railtrack Group PLC                                      100,000          1,037
Rank Group PLC                                           159,750          1,012
Redland PLC                                               23,033            130
Reed International                                       353,920          3,418
RMC Group PLC                                             60,000            972
Rolls-Royce PLC                                           37,370            143
Royal & Sun Alliance Insurance Group PLC                  99,000            732
Royal Bank of Scotland Group PLC                         233,500          2,185
RTZ Corp. PLC (Regd)                                     221,553          3,861
Safeway PLC                                              481,000          2,784
Sainsbury (J.) PLC                                       273,432          1,657
Scapa Group PLC                                           28,048             99
Scottish Power PLC                                       323,000          2,098
Sears PLC                                              1,037,500          1,175
Sevren Trent Water PLC                                    50,000            649
Shell Transportation & Trading PLC (Regd)              1,275,300          8,707
Smith & Nephew PLC                                       835,000          2,322
Smith (David S.) Holdings PLC                            108,383            339
SmithKline Beecham PLC                                   193,690          3,566
Somerfield PLC                                           426,000          1,284
South West Water PLC                                      93,100          1,090
Southern Electric PLC                                     39,876            294
Stagecoach Holdings PLC                                  113,333          1,195
Stakis PLC                                               330,442            572
T & N PLC                                                301,000            717
Tarmac, Ltd. PLC                                         386,261            798
Taylor Woodrow PLC                                       235,000            689
Tesco Store Holdings PLC                                  99,463            615
Thorn PLC                                                305,000            863
Tomkins PLC                                              832,210          3,603
Trinity Holdings PLC                                     100,000            425
Unilever PLC                                              11,100            318
United Newspaper, Ltd. PLC                               193,200          2,241
Vendome PLC                                               87,000            648
Vickers, Ltd. PLC                                        188,700            641
Vodafone Group PLC                                     1,254,627          6,122
Wessex Water PLC                                         230,000          1,559
Williams Holdings PLC                                     76,666            415
Willis Corroon Group PLC                                 248,700            530
WPP Group PLC                                            230,000            940
Zeneca Group PLC                                          60,000          1,985
                                                                     ----------

                                                                        175,310
                                                                     ----------

VENEZUELA - 0.0%
CIA Anon Nacional
Telefonos de Venezuela - ADR                               3,760            162
                                                                     ----------

                                                                            162
                                                                     ----------

TOTAL COMMON STOCKS
(cost $815,673)                                                         958,679
                                                                     ----------


58  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PREFERRED STOCKS - 1.4%
AUSTRALIA - 0.3%

News Corp., Ltd.                                         348,999     $    1,377
Sydney Harbour Casino
Holdings, Ltd. (a)                                     1,046,962          1,646
                                                                     ----------

                                                                          3,023
                                                                     ----------

AUSTRIA - 0.0%
Bank Austria AG (a)                                       16,800            515
                                                                     ----------
                                                                            515
                                                                     ----------

BRAZIL - 0.4%
Banco Bradesco SA NPV                                 29,664,054            299
Banco Itau SA (Regd)                                     301,000            169
Brahma (cia Cervej) NPV                                  443,989            338
Brasmotor SA NPV                                         529,000            118
CEMIG SA                                               4,869,699            251
Cim Port Itau (Cia)                                      370,920            127
Coteminas (Cia Tec) NPV                                  288,490            113
Lojas Americanas NPV (a)                               5,224,000             71
Petroleo Brasileiro SA NPV                             1,358,948            377
Telecomunicacoes - NPV                                 1,827,460            597
Telecomunicacoes Brasileiras - NPV                     4,900,228            743
Telecomunicacoes de Minas Gerais
  Class B NPV                                            828,000            147
Telecomunicacoes de Minas Gerais Rights (a)               10,270              2
Telecomunicacoes do Rio de Janeiro SA NPV                780,000            120
Telecomunicacoes do Rio Janeiro SA NPV (a)                92,476             14
Uniao de Bancos Brasileiros NPV                        9,166,000            336
Usiminas Uni Sd Mg NPV                                     7,599             85
                                                                     ----------

                                                                          3,907
                                                                     ----------

GERMANY - 0.7%
Bayer Motoren Werk                                           900            510
Draegerwerk AG                                               750             17
Dyckerhoff AG                                                250             90
Fielmann AG                                                2,133             64
GEA AG                                                       840            326
Hornbach Holding AG                                        2,890            245
Jungheinrich                                                 900            148
Krones AG NV                                               1,210            494
M.A.N. AG                                                  2,100            532
Porsche AG                                                   900          1,197
RWE AG                                                    38,465          1,339
SAP AG                                                     1,250            259
Volkswagen AG                                              2,540          1,427
Wella AG                                                     100             68
                                                                     ----------

                                                                          6,716
                                                                     ----------


ITALY - 0.0%
Fiat SPA                                                 155,816            288
                                                                     ----------

                                                                            288
                                                                     ----------


NETHERLANDS - 0.0%
International Nederlanden CVA                              2,901             15
                                                                     ----------

                                                                             15
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $10,678)                                                           14,464
                                                                     ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

LONG-TERM INVESTMENTS - 0.6%
BELGIUM - 0.0%
Kredietbank (conv.)
  5.750% due 12/31/03                                BEF   2,000             81
                                                                     ----------

                                                                             81
                                                                     ----------

ITALY - 0.0%
Italy, Republic of (conv.)
  6.500% due 06/28/01                                ITL 210,000            135
                                                                     ----------

                                                                            135
                                                                     ----------

JAPAN - 0.6%
Bank of Tokyo - Cayman
  Finance, Ltd. (Perpetual Maturity)
  4.250% due 03/29/49                                JPY 290,000          3,403
STB Cayman Capital, Ltd. (conv.)
  0.500% due 10/01/07                                    100,000            981
Sumitomo Wiring Systems (conv.)
  0.900% due 09/30/08                                     45,000            422
Yamanouchi Pharmaceutical (conv.)
  1.250% due 03/31/14                                     90,000          1,239
                                                                     ----------

                                                                          6,045
                                                                     ----------

                                                          International Fund  59

INTERNATIONAL FUND

June 30, 1997 (Unaudited)


                                                     PRINCIPAL         MARKET
                                                      AMOUNT           VALUE
                                                       (000)           (000)
                                                    -----------      ----------

MALAYSIA - 0.0%
Multi Purpose Holdings Berhad
  3.000% due 11/13/01                               MYR     293      $       99
Renong Berhad (conv.)
  4.000% due 05/22/01                                        59              18
                                                                     ----------

                                                                            117
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $5,920)                                                             6,378
                                                                     ----------


SHORT-TERM INVESTMENTS - 7.0%
UNITED STATES - 7.0%
Frank Russell Investment Company
  Money Market Fund
  due on demand (b)                                 $    65,863          65,863
United States Treasury Notes
  5.750% due 10/31/97 (c)                                 8,350           8,357
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $74,219)                                                           74,220
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $906,490)(d)  - 98.8%                                1,053,741


OTHER ASSETS AND LIABILITIES,
NET - 1.2%                                                               13,358
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,067,099
                                                                     ----------
                                                                     ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

FOREIGN CURRENCY ABBREVIATIONS:
ATS - Australian schilling
BEF - Belgian franc
DEM - German mark
GBP - British pound
HKD - Hong Kong dollar
ITL - Italian lira
JPY - Japanese yen
MYR - Malaysian ringgit
NLG - Dutch guilder
NZD - New Zealand dollar
PTE - Portuguese escudo
SEK - Swedish krona
SGD - Singapore dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.

60  International Fund

INTERNATIONAL FUND

June 30, 1997 (Unaudited)

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS      (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 09/97                                      177     $     (659)
TOPIX Index
  Futures Contracts (Japan)
  expiration date 09/97                                      309            710
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $       51
                                                                     ----------
                                                                     ----------

(#) At June 30, 1997, United States Treasury Notes valued at $8,357 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


                                                           % OF       MARKET
                                                           NET         VALUE
INDUSTRY DIVERSIFICATION                                  ASSETS       (000)
----------------------------------------------------   ----------   ----------

Basic Industries                                            7.4%    $   78,729
Capital Goods                                               8.0         85,278
Consumer Basics                                            12.2        129,723
Consumer Durable Goods                                      8.3         89,111
Consumer Non-Durables                                       5.2         55,821
Consumer Services                                           2.3         25,081
Energy                                                      6.1         65,246
Finance                                                    16.7        178,276
General Business                                            5.0         52,991
Miscellaneous                                               5.7         60,947
Shelter                                                     2.0         20,881
Technology                                                  3.8         41,031
Transportation                                              1.4         14,714
Utilities                                                   7.1         75,313
Long-Term Investments                                       0.6          6,379
Short-Term Investments                                      7.0         74,220
                                                       ----------   ----------
Total Investments                                          98.8      1,053,741
Other Assets and Liabilities, Net                           1.2         13,358
                                                       ----------   ----------

NET ASSETS                                                  100%    $1,067,099
                                                       ----------   ----------
                                                       ----------   ----------


                                                          % OF        MARKET
                                                           NET        VALUE
GEOGRAPHIC DIVERSIFICATION                               ASSETS       (000)
----------------------------------------------------   ----------   ----------

Europe                                                     35.6      $ 380,106
Japan                                                      25.6        272,170
United Kingdom                                             16.5        175,310
Pacific Basin                                               9.6        102,935
Latin America                                               1.5         15,504
United States (Short-Term Investments)                      7.0         74,220
Other                                                       3.0         33,496
                                                       ----------   ----------

Total Investments                                          98.8      1,053,741
Other Assets and Liabilities, Net                           1.2         13,358
                                                       ----------   ----------

NET ASSETS                                                  100%    $1,067,099
                                                       ----------   ----------
                                                       ----------   ----------

        The accompanying notes are an integral part of the financial statements.

                                                          International Fund  61

INTERNATIONAL FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS (Note 2)

June 30, 1997 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                              UNREALIZED
     CONTRACTS TO           IN EXCHANGE                      APPRECIATION
       DELIVER                  FOR           SETTLEMENT    (DEPRECIATION)
       (000)                   (000)            DATE             (000)
---------------------    ----------------    -----------    --------------
USD                67    BEL        2,417      07/01/97     $          ---
USD               742    GBP          446      07/01/97                  1
USD               205    ITL      349,467      07/02/97                 --
USD               516    JPY       58,996      07/01/97                 (1)
USD               136    SGD          195      07/01/97                 --
DEM             1,024    USD          588      07/01/97                  2
GBP                65    USD          108      07/02/97                 --
GBP                22    USD           36      07/03/97                 --
GBP               318    USD          528      07/07/97                 (1)
HKD               450    USD           58      07/03/97                 --
ITL           555,418    USD          328      07/01/97                  1
ITL           908,315    USD          540      07/02/97                  5
ITL           354,766    USD          210      07/03/97                  1
ITL         1,029,461    USD          606      07/07/97                 --
JPY           142,557    USD        1,254      07/01/97                 10
JPY            30,355    USD          265      07/02/97                 --
MYR                 2    USD            1      07/02/97                 --
NLG                22    USD           11      07/02/97                 --
NZD                 5    USD            3      07/01/97                 --
PTE            11,554    USD           66      07/01/97                 --
SEK             1,894    USD          246      07/01/97                  1
SEK             3,503    USD          453      07/02/97                 --
                                                            --------------
                                                            $           19
                                                            --------------
                                                            --------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                              UNREALIZED
     CONTRACTS TO           IN EXCHANGE                      APPRECIATION
       DELIVER                  FOR           SETTLEMENT    (DEPRECIATION)
       (000)                   (000)            DATE             (000)
---------------------    ----------------    -----------    --------------
USD               456    FRF        2,672      07/31/97     $           (1)
USD            31,491    GBP       19,000      09/26/97                 67
USD             7,500    HKD       58,103      07/11/97                 (1)
USD               658    HKD        5,101      07/27/97                 --
USD            44,632    JPY    5,000,000      09/26/97               (455)
DEM             6,101    USD        3,553      09/18/97                 35
HKD            58,103    USD        7,499      07/11/97                  1
ITL        14,919,000    USD        8,771      09/18/97                 13
                                                            --------------
                                                            $         (341)
                                                            --------------
                                                            --------------


        The accompanying notes are an integral part of the financial statements.


62  International Fund

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

                                                                                                                Amounts in
                                                                                                             thousands(except
                                                                                                             per share amount)
ASSETS
Investments at market (identified cost $906,490)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,053,741
Foreign currency holdings (identified cost $14,305). . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,304
Forward foreign currency exchange contracts (cost $104,560)(Note 2). . . . . . . . . . . . . . . . . . . .            104,170
Foreign currency exchange spot contracts (cost $6,968)(Note 2) . . . . . . . . . . . . . . . . . . . . . .              6,968
Receivables: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,460
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,329
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,076
  Foreign taxes recoverable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,347
                                                                                                             ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,197,395


LIABILITIES
Payables:
  Bank overdraft. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $            591
  Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               15,896
  Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  580
  Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . . . . . . . . . .                  732
  Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  688
  Daily variation margin on futures contracts (Notes 2 and 3) . . . . . . . . . . . .                  350
  Forward foreign currency exchange contracts (cost $104,560)(Note 2) . . . . . . . .              104,511
  Foreign currency exchange spot contracts (cost $6,968)(Note 2). . . . . . . . . . .                6,948
                                                                                          ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            130,296
                                                                                                             ----------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,067,099
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          4,462
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             33,298
Unrealized appreciation (depreciation) on: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            147,251
  Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 51
  Foreign currency related transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (407)
Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                264
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            882,180
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,067,099
                                                                                                             ----------------
                                                                                                             ----------------
NET ASSET VALUE, offering and redemption price per share:
  ($1,067,098,978 divided by 26,446,289 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          40.35
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  63

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         12,322
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,538
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 350
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,553)
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,657



EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,635
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 983
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,974
                                                                                                            ----------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,683
                                                                                                            ----------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,260
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,497
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .               1,353              35,110
                                                                                        ----------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,636
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,028
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (148)             48,516
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,626
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         91,309
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


64  International Fund

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               Amounts in thousands

                                                                                      FOR THE SIX MONTHS        FOR THE YEAR
                                                                                      ENDED JUNE 30, 1997          ENDED
                                                                                         (UNAUDITED)         DECEMBER 31, 1996
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             7,683   $            10,544
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 35,110                36,433
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . .                 48,516                20,126
                                                                                      -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations  . . . . . . .                 91,309                67,103
                                                                                      -------------------   -------------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:. . . . . . . . . . . . . . . . . . . . . . . .
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (1,210)               (8,574)
  Net realized gain on investment. . . . . . . . . . . . . . . . . . . . . . . . .                (10,408)              (33,014)
                                                                                      -------------------   -------------------

    Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . .                (11,618)              (41,588)
                                                                                      -------------------   -------------------


FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . .                 43,028               122,088
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .                122,719               147,603

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                944,380               796,777
                                                                                      -------------------   -------------------
  End of period (including undistributed net investment income of $4,462 and accumulated distributions in excess of
    net investment income of $2,011, respectively) . . . . . . . . . . . . . . . .    $        1,067,099    $           944,380
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.

                                                          International Fund  65

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                       1997*        1996         1995         1994         1993         1992
                                                    ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .    $    37.39   $    36.26   $    34.28   $    37.34   $    28.92   $    31.96
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations:
  Net investment income. . . . . . . . . . . . .           .30          .44          .48          .61          .58          .67
  Net realized and unrealized gain (loss) on
    investments. . . . . . . . . . . . . . . . .          3.11         2.41         3.16          .65         9.63        (2.62)
                                                    ----------   ----------   ----------   ----------   ----------   ----------
    Total Income From Investment Operations. . .          3.41         2.85         3.64         1.26        10.21        (1.95)
                                                    ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .          (.05)        (.35)        (.64)        (.36)        (.57)        (.67)
  In excess of net investment income . . . . . .            --           --         (.08)          --         (.16)          --
  Net realized gain on investments . . . . . . .          (.40)       (1.37)        (.94)       (3.73)       (1.06)        (.42)
  In excess of net realized gain on
    investments. . . . . . . . . . . . . . . . .            --           --           --         (.23)          --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------

    Total Distributions. . . . . . . . . . . . .          (.45)       (1.72)       (1.66)       (4.32)       (1.79)       (1.09)
                                                    ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .    $    40.35   $    37.39   $    36.26   $    34.28   $    37.34   $    28.92
                                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . .          9.24         7.98        10.71         5.38        35.56        (6.11)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . .     1,067,099      944,380      796,777      674,180      562,497      348,869

  Ratios to average net assets (%)(b)(c):
    Operating expenses, net. . . . . . . . . . .          1.35         1.04          .88          .32          .39          .45
    Operating expenses, gross. . . . . . . . . .          1.35         1.05          .89          .34          .41          .46
    Net investment income. . . . . . . . . . . .          1.59         1.20         1.41         1.63         1.83         2.46

  Portfolio turnover rate (%)(b) . . . . . . . .         85.79        42.69        36.78        71.09        62.04        48.99
  Per share amount of fees waived ($ omitted). .            --        .0025        .0041        .0093        .0091        .0030
  Average commission rate paid per share
    of security ($ omitted)(d) . . . . . . . . .         .0032        .0038          N/A          N/A          N/A          N/A


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any services fees. See Note 4.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


66  International Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 93.8%
ASSET-BACKED SECURITIES - 10.4%
Advanta Home Equity Loan Trust
 Series 1991-1 Class A
   9.000% due 02/25/06                                $       66     $       68
AFC Home Equity Loan Trust
 Series 1996-2 Class 1A3
   7.590% due 09/25/27                                     2,030          2,056
Capita Equipment Receivables Trust
 Series 1996-1 Class A-4
   6.280% due 06/15/00                                     1,030          1,030
Case Equipment Loan Trust
 Series 1996 - B Class A3
   6.650% due 09/15/03                                     4,410          4,439
Chase Manhattan Credit Card Master Trust
 Series 1996-4 Class A
   6.730% due 02/15/03                                     1,215          1,225
Chevy Chase Auto Receivables Trust
 Series 1997-1 Class A
   6.500% due 10/15/03                                       959            962
Citibank Credit Card Master Trust I
 Series 1997-3 Class A
   6.839% due 02/10/04 (c)                                 1,100          1,098
Contimortgage Home Equity Loan Trust
 Mortgage Pass-thru Certificate
 Series 1994-4 Class A6
   8.270% due 12/15/24                                       625            639
 Series 1995-1 Class A2-A
   8.600% due 06/15/25                                       146            147
 Series 1996-4 Class A-9
   6.880% due 01/15/28                                     1,500          1,486
 Series 1997-2 Class A6
   7.120% due 03/15/16                                       825            825
Discover Card Trust
 Series 1992-B Class A
   6.800% due 06/16/00                                       935            938
Federal Housing Authority: Project Citi 68
   7.430% due 06/27/21                                     1,541          1,521
Fingerhut Master Trust
 Series 1996-1 Class A
   6.450% due 02/20/02                                     6,300          6,318
General Motors Acceptance Corp.
 Grantor Trust Series 1997-A Class A
   6.500% due 04/15/02                                     2,303          2,311
Green Tree Financial Corp.
 Series 1997 - 1 Class M1
   7.220% due 03/15/28                                     1,300          1,285
Green Tree Recreational Equipment
 Series 1997-3 Class A1
   6.550% due 07/15/28                                     4,315          4,314
Greenwich Capital Acceptance, Inc.
 Mortgage Pass-thru Certificate
 Series 1993 Class LB-1
   7.140% due 04/25/23 (c)                                   874            883
Key Auto Finance Trust
 Series 1997-1 Class A-3
   6.150% due 03/15/04                                       720            714
Lehman Pass-thru Securities, Inc.
 Series 1991-2 Class A-1
   8.000% due 03/20/99                                       106            107
Metris Master Trust
 Series 1997 - 1 Class A
   6.870% due 10/20/05                                       840            850
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class A2B
   7.900% due 02/15/06                                       950            986
Navistar Financial Owner Trust
 Series 1997 - A Class A3
   6.750% due 03/15/02                                     1,770          1,786
Oakwood Mortgage Investors, Inc.
 Series 1996-B Class A2
   6.800% due 10/15/26 (c)                                 1,500          1,504
Onyx Acceptance Grantor Trust
 Series 1997-1 Class A
   6.550% due 09/15/03 (c)                                 2,193          2,207
Preferred Credit Corp.
 Series 1997-1 Class A6
   7.590% due 07/25/26                                     1,050          1,065
Premier Auto Trust
 Series 1996-4 Class A-4
   6.400% due 10/06/01                                     3,470          3,476
Prudential Home Mortgage Securities Co.
 Series 1992-38 Class A-8
   6.950% due 11/25/22                                     1,640          1,521
 Series 1993-52 Class A-1
   8.454% due 11/25/23 (c)                                 2,961          3,042
Residential Funding Mortgage Securities I, Inc.
 Series 1997-S4 Class A-5
   7.000% due 03/25/12                                     1,387          1,364
Resolution Trust Corp.
 Mortgage Pass-thru Certificate
 Series 1992-C2 Class A-1
   9.000% due 10/25/22                                        24             24
 Series 1994-C1 Class C
   8.000% due 06/25/26                                     1,200          1,227
 Series 1994-C2 Class D
   8.000% due 04/25/25                                       281            287
 Series 1995-C1 Class C
   6.900% due 02/25/27 (c)                                   400            395


68  Fixed Income I Fund

FIXED INCOME I FUND

JUNE 30, 1997 (UNAUDITED)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Salomon Brothers Mortgage Securities VII, Inc.
 Mortgage Pass-thru Certificate
 Series 1994-16
   8.290% due 11/25/24 (c)                            $    1,794     $    1,848
Saxon Asset Securities Trust
 Series 1997-1 Class AF2
   7.085% due 07/25/20                                     2,500          2,506
Sears Credit Account Master Trust II
 Series 1996-2 Class A
   6.500% due 10/15/03                                       535            537
Sears Mortgage Securities Corp.
 Series 1992 Class A
   7.587% due 10/25/22 (c)                                 2,578          2,630
Sears Savings Bank
 Mortgage Pass-thru Certificate
 Series 1992-A Class A
   8.552% due 05/25/32 (c)                                   867            863
Team Fleet Financing Corp.
 Series 1997-1 Class A
   7.350% due 05/15/03                                     1,975          2,004
The Money Store Home Equity Loan Trust
 Series 1994-D Class A-4
   8.750% due 09/15/20                                       150            156
 Series 1996-A Class A-5
   6.850% due 06/15/19                                     1,050          1,052
 Series 1996-B Class A-5
   7.180% due 12/15/14                                       425            430
Wal-Mart Stores, Inc.
 Series 1994-B3
   8.800% due 12/30/14                                       360            404
WFS Financial Owner Trust
 Series 1997-B Class A3
   6.300% due 06/20/99                                     1,950          1,950
World Omni Automobile Lease
 Securitization Trust
 Series 1996 - B Class A-2
   6.200% due 11/15/02                                       775            777
 Series 1997 - Class A-2
   6.750% due 06/25/03 (c)                                 2,000          2,014
 Series 1997-A Class A-4
   6.900% due 06/25/03                                     3,825          3,857
 Series 1997-A Class B
   7.300% due 06/25/03 (c)                                   850            850
                                                                     ----------

                                                                         73,978
                                                                     ----------

CORPORATE BONDS AND NOTES - 14.4%
Ahmanson Capital Trust I Series A
   8.360% due 12/01/26                                       525            528
Air Products & Chemicals, Inc.
   8.750% due 04/15/21                                       300            338
Allegiance Corp.
   7.300% due 10/15/06                                       450            450
America West Airlines, Series A
   6.850% due 07/02/09                                       590            575
American Express Co.
   8.500% due 08/15/01                                        45             48
American General Finance Corp.
   8.500% due 06/15/99                                       800            830
American Stores Co.
   8.000% due 06/01/26                                       450            460
Analog Devices, Inc.
   6.625% due 03/01/00                                       225            224
Appalachian Power Co.
   6.800% due 03/01/06                                     1,250          1,224
Aristar, Inc.
   6.300% due 07/15/00                                     1,040          1,027
Associates Corp. of North America
   6.250% due 03/15/99                                     1,520          1,519
Associates Corp. of North America
 Series H (MTN)
   7.090% due 04/11/03                                       400            404
AT&T Corp.
   8.625% due 12/01/31                                       440            464
Atlantic Richfield Co.
   9.125% due 08/01/31                                       700            841
AVCO Financial Services, Inc.
   7.250% due 07/15/99                                       415            421
   8.500% due 10/15/99                                       655            682
   6.000% due 08/15/02                                       400            385
Baltimore Gas & Electric Co.
   6.500% due 02/15/03                                       550            542
Banc One Corp.
   7.250% due 08/01/02                                       790            804
Bank of New York, Inc.
   7.875% due 11/15/02                                       500            523
Bank One, Columbus, Ohio
   7.375% due 12/01/02                                       195            199
BankAmerica Corp.
   6.850% due 03/01/03                                       425            425
Barnett Bank, Inc.
   6.900% due 09/01/05                                       665            652
Baxter International, Inc.
   7.650% due 02/01/27                                       200            202
Bell Telephone Co. of Pennsylvania
   8.350% due 12/15/30                                       645            737
BellSouth Telecommunications
   7.000% due 12/01/2095                                     295            280


                                                         Fixed Income I Fund  69

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Beneficial Corp.
   8.400% due 05/15/08                                $      757     $      845
Carolina Power & Light Co.
   6.875% due 08/15/23                                       250            229
Case Corp.
   7.250% due 08/01/05                                       395            398
   7.250% due 01/15/16                                       150            141
Caterpillar Financial Services (MTN)
   9.500% due 02/06/07                                        80             93
Caterpillar, Inc.
   8.000% due 02/15/23                                       600            630
Central Fidelity Banks, Inc.
   8.150% due 11/15/02                                       280            294
Central Power & Light Co. Series FF
   6.875% due 02/01/03                                       550            551
Champion International Corp.
   6.400% due 02/15/26                                       570            542
Chesapeake & Potomac Telephone Co.
   8.375% due 10/01/29                                       405            465
Chevron Corp. Profit Sharing Savings Plan
 Trust Fund
   8.110% due 12/01/04                                       385            403
Chrysler Corp.
   7.450% due 03/01/27                                       475            469
Chrysler Financial Corp.
   9.500% due 12/15/99                                       445            475
Cincinnati Gas & Electric Co.
   7.200% due 10/01/23                                       250            235
CIT Group Holdings, Inc. (MTN)
   6.625% due 06/28/99                                     1,575          1,587
   6.700% due 05/02/00                                       500            503
Citicorp
   9.500% due 02/01/02                                       195            215
   7.125% due 06/01/03                                        75             76
Coca Cola Enterprises, Inc.
   7.000% due 10/01/26                                       665            676
Commercial Credit Group, Inc.
   6.000% due 06/15/00                                       500            491
   5.750% due 07/15/00                                       255            249
   8.700% due 06/15/10                                       795            904
Commonwealth Edison Co. Series 85
   7.375% due 09/15/02                                     1,120          1,137
Conagra, Inc. (MTN)
   8.100% due 05/20/02                                       300            315
Consolidated Natural Gas Co.
   8.625% due 12/01/11                                       108            114
Consolidated Rail Corp.
 Pass-thru Certificate Structured Note
 Series 1995 Class A
   6.760% due 05/25/15                                       589            577
Constitution Capital Trust I
   9.150% due 04/15/27                                       700            727
CoreStates Capital Corp.
   5.875% due 10/15/03                                       750            708
Corporate Property Investors
   7.875% due 03/15/16                                     2,025          2,053
Dayton Hudson Corp.
   9.750% due 07/01/02                                       425            475
Discover Credit Corp. (MTN)
   8.350% due 04/27/99                                       465            481
Dole Food Co., Inc.
   6.750% due 07/15/00                                       280            280
Duke Power Co.
   7.000% due 07/01/33                                     1,030            948
Eastman Chemical Co.
   6.375% due 01/15/04                                       800            777
Eaton Corp.
   7.000% due 04/01/11                                       545            517
Equitable Life Assurance Society
   7.700% due 12/01/15                                       975            974
Federal Realty Investment Trust
   7.480% due 08/15/26                                     1,000          1,000
First Bank Systems, Inc.
   8.000% due 07/02/04                                       650            684
First Chicago Corp.
   8.875% due 03/15/02                                       600            648
First Fidelity Bancorp
   9.625% due 08/15/99                                       415            441
First Interstate Bancorp (MTN)
   9.375% due 01/23/02                                       225            243
First Union Institutional Capital Trust I
   8.040% due 12/01/26                                       100            100
First Union National Bank, Newark (MTN)
   7.125% due 10/15/06                                       330            329
Fleet Financial Group, Inc.
   8.125% due 07/01/04                                       675            713
Florida Residential Property & Casualty
 Insurance Co., Series A
   7.250% due 07/01/02                                     2,100          2,111
Ford Motor Credit Co.
   8.375% due 01/15/00                                       425            443
Ford Motor Credit Co. (MTN)
   6.000% due 02/27/01                                     1,450          1,416
   6.290% due 03/05/01                                       865            853
Fortune Brands, Inc.
   8.625% due 11/15/21                                       500            559
   7.875% due 01/15/23                                       100            103
General Electric Capital Corp.
   8.300% due 09/20/09                                       470            516
   6.660% due 05/01/18 (c)                                 1,025          1,028


70  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

General Motors Acceptance Corp.
   6.625% due 10/01/02                                $    1,845     $    1,828
Goldman Sachs Group L.P. (MTN)
   7.200% due 03/01/07                                       950            954
Grand Metropolitan Investment Corp.
   7.450% due 04/15/35                                       425            450
Great Atlantic & Pacific Tea, Inc.
   7.750% due 04/15/07                                     2,050          2,085
Hertz Corp.
   9.000% due 11/01/09                                       390            444
Household Finance Corp.
   6.375% due 06/30/00                                       750            745
International Lease Finance Corp.
   5.750% due 01/15/99                                       685            680
   6.375% due 02/15/02                                     1,200          1,183
International Paper Co.
   9.400% due 06/01/02                                       600            663
ITT Corp.
   6.250% due 11/15/00                                       700            684
ITT Industries, Inc.
   7.400% due 11/15/25                                       865            837
Jackson National Life Insurance Co.
   8.150% due 03/15/27                                       500            510
JC Penney & Co., Inc.
   7.250% due 04/01/02                                     1,050          1,068
JPM Capital Trust I
   7.540% due 01/15/27                                       285            273
Kansas Gas & Electric Co.
   6.500% due 08/01/05                                       200            192
Kern River Funding Corp. Series B
   6.720% due 09/30/01                                     1,025          1,021
Liberty Mutual Insurance Co.
   7.875% due 10/15/26                                     1,025          1,009
Lockheed Martin Corp.
   7.750% due 05/01/26                                       800            819
Martin Marietta Corp.
   7.000% due 03/15/11                                       325            310
Mellon Bank, NA
   7.625% due 09/15/07                                       510            526
Mellon Capital II Series B
   7.995% due 01/15/27                                       370            369
Merry Land & Investment, Inc.
   6.875% due 11/01/03                                       175            170
Morgan Stanley Group, Inc.
   8.875% due 10/15/01                                       175            188
   8.100% due 06/24/02                                       175            184
Nabisco, Inc.
   6.700% due 06/15/02                                       325            321
NationsBank Corp.
   6.625% due 01/15/98                                       250            251
New England Telephone & Telegraph Co.
   7.875% due 11/15/29                                       430            455
Northwestern Bell Telephone Co.
   7.750% due 05/01/30                                       455            458
Norwest Corp. Series H (MTN)
   6.750% due 06/15/07                                       150            147
Norwest Financial, Inc.
   6.375% due 11/15/01                                       750            740
   6.250% due 11/01/02                                       425            415
   6.375% due 11/15/03                                       650            634
NYNEX Corp.
   9.550% due 05/01/10                                       582            661
Occidental Petroleum Corp.
  10.125% due 11/15/01                                       255            286
Occidental Petroleum Corp. (MTN)
   8.500% due 11/09/01                                       295            312
Pacific Bell
   7.500% due 02/01/33                                       660            636
Pennsylvania Power & Light Co.
   6.875% due 03/01/04                                     1,200          1,198
Pennzoil Co.
   10.125% due 11/15/09                                      215            263
PepsiCo, Inc.
   7.625% due 12/18/98                                       360            367
Philadelphia Electric Co. Series 1992
   7.500% due 01/15/99                                       200            203
Philip Morris Cos., Inc.
   6.950% due 06/01/06                                       380            381
   7.650% due 07/01/08                                       395            403
Pitney Bowes Credit Corp.
   8.550% due 09/15/09                                       780            881
Praxair, Inc.
   6.850% due 06/15/05                                       880            873
Ralston Purina Co.
   7.875% due 06/15/25                                       845            861
Realty Income Corp.
   7.750% due 05/06/07                                     1,500          1,520
Republic New York Corp.
   9.750% due 12/01/00                                       130            142
   8.250% due 11/01/01                                       240            253
RJR Nabisco, Inc.
   8.625% due 12/01/02                                       400            411
Roche Holdings, Inc.
   Zero Coupon due 05/06/12                                  650            280
Rockwell International Corp.
   8.875% due 09/15/99                                       300            315


                                                         Fixed Income I Fund  71

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Seagram Co., Ltd.
   8.350% due 01/15/22                                $      740     $      797
Sears Roebuck Acceptance Corp.
 Series II (MTN)
   6.690% due 04/30/01                                       975            974
Service Corp. International
   7.375% due 04/15/04                                       550            564
Shopping Center Associates
   6.750% due 01/15/04                                       750            731
Signet Bank
   7.800% due 09/15/06                                       750            774
Simon Debartolo Group L.P.
   6.875% due 11/15/06                                       500            486
Smith Barney Holdings, Inc.
   7.000% due 03/15/04                                       800            799
Suntrust Banks, Inc.
   7.375% due 07/01/02                                       575            589
Temple Inland, Inc.
   7.250% due 09/15/04                                       575            580
Tenneco Corp.
   10.200% due 03/15/08                                      725            882
Texaco Capital, Inc.
   9.750% due 03/15/20                                       225            279
   8.875% due 09/01/21                                       440            509
Texas Utilities Electric Co.
   9.500% due 08/01/99                                     1,370          1,447
TIG Capital Trust I
   8.597% due 01/15/27                                     1,225          1,249
Time Warner Entertainment Co., L.P.
  10.150% due 05/01/12                                       400            485
   8.375% due 03/15/23                                       925            950
   8.375% due 07/15/33                                       525            536
Time Warner, Inc.
   6.773% due 08/15/00 (c)                                   750            751
   7.975% due 08/15/04                                       450            464
   8.110% due 08/15/06                                       900            935
   8.180% due 08/15/07                                       900            937
Transamerica Financial Corp.
   8.375% due 02/15/98                                       360            365
Union Carbide Chemicals & Plastics
   7.875% due 04/01/23                                       835            851
Union Oil Co. (MTN)
   9.400% due 02/15/11                                       390            456
Union Pacific Corp.
   7.600% due 05/01/05                                       350            358
Union Pacific Railroad Trust
 Pass-thru Certificate Series 1996-A2
   7.060% due 05/15/03                                       450            453
United Technologies Corp.
   8.750% due 03/01/21                                       445            509
US West Capital Funding, Inc.
   7.900% due 02/01/27                                       950            960
Virginia Electric & Power Co.
   8.750% due 04/01/21                                       335            354
Wachovia Corp.
   6.800% due 06/01/05                                       280            277
Washington Real Estate Investment Trust
   7.250% due 08/13/06                                     1,000            992
Wells Fargo & Co.
   6.875% due 04/01/06                                       500            491
Whirlpool Corp.
   9.500% due 06/15/00                                       400            429
Willamette Industries, Inc.
   7.850% due 07/01/26                                       750            770
World Financial Properties Tower
 Series 1996 WBF-B
   6.910% due 09/01/13                                     1,318          1,275
                                                                     ----------

                                                                        101,642
                                                                     ----------

EURODOLLAR BONDS - 0.6%
Mexico (United Mexican States)
   7.875% due 08/06/01 (c)                                 3,000          3,009
Skandinaviska Enskilda Banken
   8.125% due 09/06/49 (c)(g)                              1,000          1,051
                                                                     ----------

                                                                          4,060
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 33.7%
ACLC Franchise Loan Receivables
 1997 Pass Thru Class A-1
   7.120% due 03/15/12                                     1,000          1,000
BKD Commercial Mortgage Trust
 Series 1997-C1 Class B
   7.218% due 04/25/00 (c)                                 1,350          1,358
Chase Commercial Mortgage Securities Corp.
 Series 1997-1 Class E
   7.370% due 12/19/07 (c)                                 1,000            975
CSFB Finance Co., Ltd.
 Series 1995-A Class A
   7.542% due 11/15/05 (c)                                   450            443
Federal Home Loan Mortgage Corp.
 Pool # D6-0929 8.000% due 06/01/25                          737            756
 Pool # D6-0991 8.000% due 06/01/25                          349            357
 Pool # D6-1272 8.000% due 06/01/25                          284            292
 Pool # D5-9294 9.000% due 03/01/25                          591            625


72  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Federal Home Loan Mortgage Corp.
   7.500% 15 year TBA (b)                             $      420     $      426
   6.000% 15 Year TBA (b)                                  4,635          4,468
   8.000% 15 Year TBA (b)                                    375            385
   6.500% 30 Year TBA (b)                                    875            838
   7.500% 30 Year TBA (b)                                  1,710          1,716
   8.000% 30 Year TBA (b)                                  8,950          9,160
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Group # 17-0164  9.000% due 05/01/16                        136            144
 Group # 17-0170  9.000% due 06/01/16                        119            127
 Group # 17-0171  9.000% due 06/01/16                        254            269
 Group # 17-0181  9.000% due 08/01/16                         61             64
 Group # 17-0195  9.000% due 10/01/16                        319            339
 Group # 17-0196  9.000% due 10/01/16                        189            200
 Group # 17-0197  9.000% due 10/01/16                        404            429
 Group # 17-0204  9.000% due 11/01/16                         87             93
 Group # 17-0208  9.000% due 12/01/16                         92             98
 Group # 26-0607 12.000% due 06/01/14                        203            230
 Group # 27-8582  9.000% due 10/01/16                         36             38
 Group # 28-4634  9.000% due 01/01/17                          1              1
 Group # 30-0025 12.500% due 04/01/16                        321            367
 Group # 30-5382  9.000% due 12/01/17                         43             45
 Group # A0-0690  9.000% due 02/01/20                      1,581          1,691
 Group # C0-0109  8.000% due 04/01/22                      1,277          1,316
 Group # C0-0335  7.500% due 05/01/24                        321            323
 Group # C0-0398  9.000% due 05/01/25                        426            451
 Group # C0-0475  8.500% due 08/01/26                         23             23
 Group # C8-0328  7.500% due 07/01/25                        331            333
 Group # C8-0370  6.500% due 12/01/25                        983            943
 Group # C8-0385  6.500% due 03/01/26                        629            603
 Group # C8-0415  8.500% due 07/01/26                        458            476
 Group # C8-0458  9.000% due 10/01/26                         37             39
 Group # D2-7264  7.500% due 11/01/22                        277            279
 Group # D4-7783  6.500% due 01/01/24                        131            126
 Group # D5-3905  7.500% due 06/01/24                        249            251
 Group # D5-6375  7.500% due 09/01/24                        266            268
 Group # D5-6485  7.500% due 09/01/24                        587            591
 Group # D5-9553  8.500% due 04/01/25                        358            372
 Group # D5-9633  9.000% due 04/01/25                        187            198
 Group # D5-9707  9.000% due 04/01/25                         13             13
 Group # D6-0224  9.000% due 05/01/25                        123            130
 Group # D6-1528  8.000% due 07/01/25                        629            645
 Group # D6-3713  8.000% due 09/01/25                        344            353
 Group # D6-3752  8.000% due 09/01/25                        476            488
 Group # D6-3859  6.500% due 09/01/25                        469            449
 Group # D6-4296  8.000% due 10/01/25                        391            401
 Group # D6-4458  8.000% due 09/01/25                        346            355
 Group # D6-4826  6.500% due 10/01/25                         52             49
 Group # D6-4861  8.000% due 10/01/25                        634            650
 Group # D6-4978  6.500% due 11/01/25                        865            830
 Group # D6-5028  8.000% due 11/01/25                        317            325
 Group # D6-5188  8.000% due 11/01/25                        308            315
 Group # D6-5348  6.500% due 10/01/25                        421            404
 Group # D6-5450  6.500% due 11/01/25                      1,946          1,867
 Group # D6-5854  8.000% due 11/01/25                         25             26
 Group # D6-5938  6.500% due 12/01/25                        989            948
 Group # D6-6409  8.000% due 12/01/24                        684            701
 Group # D6-7251  7.500% due 01/01/25                         53             53
 Group # D6-8007  6.500% due 02/01/26                        164            158
 Group # D6-8984  6.000% due 03/01/26                        210            196
 Group # D6-9054  6.000% due 03/01/26                        884            823
 Group # D6-9568  6.500% due 03/01/26                        203            195
 Group # D6-9743  6.500% due 04/01/26                        788            756
 Group # D6-9789  6.500% due 04/01/26                        249            238
 Group # D6-9853  6.500% due 04/01/26                        443            425
 Group # D7-0051  6.500% due 04/01/26                        514            493
 Group # D7-0251  6.500% due 04/01/26                        958            919
 Group # D7-0602  6.500% due 03/01/26                        188            181
 Group # D7-8436  6.500% due 02/01/27                        480            460
 Group # D7-8461  6.000% due 02/01/27                        198            184
 Group # D8-0414  8.000% due 06/01/27                        449            460
 Group # D8-0526  8.000% due 06/01/27                        937            959
 Group # D8-0527  8.000% due 06/01/27                        386            395
 Group # E0-0279  6.500% due 02/01/09                        164            162
 Group # E0-0333  8.000% due 08/01/09                        208            214
 Group # E0-0454  8.000% due 10/01/11                         97            100
 Group # E0-0482  6.500% due 04/01/12                        535            524
 Group # E0-0493  8.000% due 05/01/12                        237            243
 Group # E2-0123  7.500% due 08/01/09                        265            270
 Group # E2-0145  7.500% due 11/01/09                        204            207
 Group # E2-0153  8.000% due 01/01/10                         66             68
 Group # E2-0216  6.500% due 01/01/16                        568            557
 Group # E2-0238  6.500% due 05/01/11                      1,857          1,824
 Group # E5-6830  6.500% due 02/01/09                        379            373
 Group # E5-6953  6.500% due 02/01/09                         56             55
 Group # E5-9472  7.500% due 08/01/09                        111            113
 Group # E5-9512  7.500% due 08/01/09                        159            161
 Group # E5-9554  7.500% due 08/01/09                        636            648
 Group # E5-9577  7.500% due 09/01/09                        386            393
 Group # E5-9921  7.500% due 11/01/09                         97             98
 Group # E5-9923  7.500% due 11/01/09                        210            214
 Group # E5-9926  7.500% due 11/01/09                        124            126
 Group # E5-9932  7.500% due 11/01/09                        283            288
 Group # E5-9955  7.500% due 11/01/09                         35             36
 Group # E6-0172  8.000% due 02/01/10                        506            521


                                                         Fixed Income I Fund  73

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

 Group # E6-0173  8.000% due 02/01/10                 $      230     $      236
 Group # E6-0194  8.000% due 03/01/10                        105            108
 Group # E6-1256  6.000% due 09/01/10                        307            298
 Group # E6-2525  6.000% due 02/01/11                        302            292
 Group # E6-2966  6.500% due 02/01/11                         66             65
 Group # E6-3864  6.500% due 04/01/11                        165            162
 Group # E6-3866  6.500% due 04/01/11                        100             99
 Group # E6-3916  6.500% due 04/01/11                         25             25
 Group # E6-4114  6.000% due 05/01/11                        190            183
 Group # E6-4927  6.000% due 07/01/11                        700            676
 Group # E6-5408  7.500% due 09/01/11                         97             99
 Group # E6-6524  6.500% due 03/01/12                        774            759
 Group # E6-6546  6.000% due 03/01/12                        201            194
 Group # G0-0279  7.500% due 12/01/24                        819            825
 Group # M1-4825  7.000% due 08/01/97                         12             12
 Group # M8-0446  7.000% due 10/01/03                         24             24
 Group # E4-9739  7.000% due 05/01/08                         86             86
 Pool # G00505  6.500% due 12/01/25                        1,049          1,006
 Pool # E60386  8.000% due 04/01/10                           82             85
 Pool # E62831  6.500% due 01/01/11                          539            530
Federal Home Loan Mortgage Corp.
 Series K Class K-5
   7.760% due 05/01/12                                     1,862          1,858
 Series 1552 Class D
   5.500% due 02/15/14 (c)                                 1,000            995
Federal National Mortgage Association
 Pool # 040208  8.000% due 01/01/02                            2              2
 Pool # 040403  8.000% due 01/01/02                            2              2
 Pool # 040841  8.000% due 01/01/02                           66             67
 Pool # 041060  8.000% due 02/01/02                          115            117
 Pool # 042014  8.000% due 03/01/02                            4              4
 Pool # 042675  8.000% due 02/01/02                            6              6
 Pool # 043467  8.000% due 03/01/02                            3              3
 Pool # 046329  8.000% due 04/01/02                            5              5
 Pool # 047205  8.000% due 05/01/02                           45             45
 Pool # 047293  8.000% due 05/01/02                           11             11
 Pool # 047565  8.000% due 07/01/02                           74             75
 Pool # 047690  8.000% due 05/01/02                            5              5
 Pool # 048419  8.000% due 06/01/02                           57             57
 Pool # 048902  8.000% due 06/01/02                           75             76
 Pool # 049385  8.000% due 06/01/02                           10             11
 Pool # 049441  8.000% due 06/01/02                            4              4
 Pool # 050752  7.000% due 05/01/00                          412            414
 Pool # 050758  7.000% due 06/01/00                          126            126
 Pool # 050762  6.500% due 07/01/08                          447            441
 Pool # 050974  6.500% due 01/01/09                          946            933
 Pool # 050991  6.500% due 02/01/24                           35             34
 Pool # 051057  8.000% due 06/01/02                           74             75
 Pool # 053628  8.000% due 07/01/02                           65             66
 Pool # 053865  8.000% due 07/01/02                           24             24
 Pool # 061217  8.000% due 05/01/03                           16             16
 Pool # 065408  7.875% due 09/01/18 (c)                      324            341
 Pool # 067922  8.000% due 07/01/03                          280            284
 Pool # 070424  8.000% due 06/01/02                            9             10
 Pool # 076261  8.000% due 12/01/03                          172            175
 Pool # 087274  8.000% due 08/01/04                           99            101
 Pool # 120778  8.000% due 03/01/17                           61             63
 Pool # 124542  7.000% due 11/01/99                          664            668
 Pool # 125335  7.500% due 06/01/24                          250            251
 Pool # 153690  8.000% due 07/01/02                          165            168
 Pool # 156065  8.000% due 09/01/02                          233            236
 Pool # 156799  8.000% due 03/01/05                          158            161
 Pool # 178066  7.000% due 09/01/99                          405            408
 Pool # 183514  8.000% due 08/01/22                          280            289
 Pool # 187852 10.500% due 08/01/10                            6              6
 Pool # 190251  8.000% due 11/01/23                          142            147
 Pool # 190506  6.500% due 12/01/08                          652            643
 Pool # 190924  6.500% due 06/01/09                          669            660
 Pool # 190962  6.500% due 07/01/09                          411            406
 Pool # 207010  6.500% due 04/01/09                           30             29
 Pool # 208101  6.500% due 05/01/00                           77             77
 Pool # 211454  7.000% due 05/01/00                          160            161
 Pool # 216515  6.500% due 06/01/08                           45             44
 Pool # 220817  6.500% due 06/01/08                           23             23
 Pool # 223595  6.500% due 07/01/08                           84             83
 Pool # 234968  6.500% due 09/01/08                          186            183
 Pool # 248444  6.500% due 05/01/09                          175            173
 Pool # 250009  6.500% due 04/01/09                          777            766
 Pool # 250030  7.000% due 05/01/24                        1,972          1,943
 Pool # 250345  7.000% due 09/01/25                        1,219          1,196
 Pool # 250804  9.000% due 11/01/26                           38             40
 Pool # 250836  7.000% due 02/01/27                          183            179
 Pool # 250842  9.000% due 12/01/26                          728            767
 Pool # 250920  7.500% due 12/01/99 (c)                      149            151
 Pool # 250971  7.000% due 06/01/27                          490            480
 Pool # 251117  9.000% due 05/01/27                          233            245
 Pool # 263021  6.500% due 05/01/09                           52             51
 Pool # 266371  6.500% due 01/01/01                          310            309
 Pool # 269791  6.500% due 05/01/09                          328            323
 Pool # 270990  6.500% due 02/01/01                           43             43
 Pool # 270992  6.500% due 02/01/01                          220            219
 Pool # 273185  6.500% due 04/01/24                        1,019            981
 Pool # 274657  6.500% due 04/01/24                          716            689
 Pool # 275276  7.500% due 06/01/24                          288            290
 Pool # 276075  6.500% due 04/01/09                          521            514
 Pool # 276207  6.500% due 04/01/24                          210            202


74  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

 Pool # 277038  7.000% due 05/01/24                   $    2,967     $    2,924
 Pool # 277550  6.500% due 04/01/09                          293            289
 Pool # 279004  7.000% due 04/01/24                          189            186
 Pool # 279137  6.500% due 05/01/09                          456            450
 Pool # 280352  6.500% due 05/01/09                          202            199
 Pool # 280980  6.500% due 05/01/09                           42             42
 Pool # 280984  6.500% due 05/01/09                        1,445          1,425
 Pool # 281297  6.500% due 05/01/09                          374            369
 Pool # 281298  6.500% due 05/01/09                          202            199
 Pool # 281439  6.500% due 04/01/09                          240            237
 Pool # 282305  7.000% due 05/01/24                          579            571
 Pool # 283040  6.500% due 05/01/09                          369            363
 Pool # 283486  6.500% due 05/01/09                          385            380
 Pool # 283500  7.000% due 05/01/24                          500            493
 Pool # 283947  7.500% due 06/01/24                          192            193
 Pool # 284279  7.000% due 05/01/24                          425            419
 Pool # 284451  6.500% due 05/01/09                          407            402
 Pool # 284577  6.500% due 05/01/09                          724            714
 Pool # 285147  7.000% due 06/01/24                          730            719
 Pool # 286122  7.000% due 06/01/24                           86             85
 Pool # 287464  6.500% due 06/01/09                          387            381
 Pool # 287716  7.500% due 09/01/24                          698            703
 Pool # 289234  6.500% due 06/01/09                          587            579
 Pool # 289660  7.500% due 08/01/24                          186            187
 Pool # 290876  7.500% due 07/01/24                          513            516
 Pool # 293571  9.000% due 01/01/25                           76             81
 Pool # 295187  6.500% due 09/01/09                           50             49
 Pool # 303297  8.500% due 05/01/25                          106            110
 Pool # 303555  7.000% due 09/01/25                          622            611
 Pool # 309300  7.000% due 07/01/03                           78             79
 Pool # 312495  7.000% due 07/01/25                          615            605
 Pool # 312998  7.000% due 07/01/25                          142            139
 Pool # 313117  6.000% due 09/01/11                        1,980          1,916
 Pool # 315120  6.500% due 08/01/25                          347            332
 Pool # 316786  7.000% due 07/01/25                          659            647
 Pool # 316938  7.000% due 07/01/25                          320            315
 Pool # 317437  8.500% due 07/01/25                          814            847
 Pool # 317797  6.500% due 09/01/25                          250            239
 Pool # 319197  6.500% due 08/01/25                          304            291
 Pool # 319622  7.000% due 08/01/25                          643            631
 Pool # 319647  7.000% due 08/01/25                          226            222
 Pool # 319761  7.000% due 08/01/25                          581            570
 Pool # 320080  7.000% due 08/01/25                        1,804          1,776
 Pool # 324205  7.000% due 09/01/25                        2,060          2,021
 Pool # 325005  6.500% due 10/01/25                          265            254
 Pool # 325202  7.000% due 10/01/26                          182            179
 Pool # 325229  7.000% due 10/01/25                        1,036          1,017
 Pool # 326413  7.000% due 10/01/25                          164            161
 Pool # 326703  6.500% due 11/01/25                          345            331
 Pool # 327963  6.500% due 11/01/25                          307            294
 Pool # 329025  6.500% due 11/01/25                          374            358
 Pool # 329286  6.500% due 10/01/25                          373            357
 Pool # 329978  6.500% due 11/01/25                          289            277
 Pool # 332456  6.500% due 01/01/26                           72             69
 Pool # 332461  6.500% due 01/01/26                          454            435
 Pool # 334888  6.500% due 02/01/26                        4,106          3,948
 Pool # 340281  7.000% due 10/01/03                          379            380
 Pool # 345582  6.500% due 05/01/26                          571            546
 Pool # 346095  7.500% due 05/01/03                          406            411
 Pool # 346212  7.000% due 04/01/26                          240            236
 Pool # 346441  8.000% due 10/01/26                           26             26
 Pool # 348062  7.500% due 07/01/26                          988            991
 Pool # 348448  7.500% due 06/01/03                           69             70
 Pool # 348851  7.500% due 06/01/26                          513            515
 Pool # 349196  7.500% due 08/01/03                           80             81
 Pool # 351415  7.500% due 07/01/26                          626            629
 Pool # 351416  7.500% due 07/01/26                          438            440
 Pool # 351999  7.500% due 08/01/26                           88             88
 Pool # 352092  7.000% due 09/01/03                          231            232
 Pool # 352979  7.500% due 07/01/26                          318            319
 Pool # 353000  8.000% due 09/01/26                           33             33
 Pool # 353390  7.500% due 08/01/03                        1,201          1,219
 Pool # 353616  7.000% due 10/01/26                          671            657
 Pool # 356100  8.000% due 09/01/11                          245            252
 Pool # 359116  7.000% due 12/01/26                           98             96
 Pool # 359701  7.000% due 10/01/26                          123            120
 Pool # 362148  7.000% due 11/01/26                          141            138
 Pool # 364320  7.000% due 02/01/27                          472            462
 Pool # 365147  7.000% due 03/01/27                          263            258
 Pool # 365304  8.000% due 11/01/26                          743            760
 Pool # 365362  7.000% due 12/01/26                          401            393
 Pool # 366127  9.000% due 12/01/26                          194            204
 Pool # 367081  9.000% due 12/01/26                          758            798
 Pool # 367468  7.000% due 12/01/26                          647            634
 Pool # 367700  7.000% due 12/01/26                          178            174
 Pool # 367935  7.000% due 02/01/27                          121            118
 Pool # 368062  7.000% due 12/01/26                          664            650
 Pool # 369319  6.500% due 04/01/27                          361            345
 Pool # 369454  6.500% due 01/01/27                          493            471
 Pool # 370192  7.000% due 01/01/27                          116            114
 Pool # 371071  7.000% due 02/01/27                          205            201
 Pool # 371077  7.000% due 03/01/27                          582            570
 Pool # 373792  7.000% due 04/01/27                          400            392
 Pool # 373869  6.000% due 03/01/12                          825            795
 Pool # 377154  6.500% due 04/01/27                          496            474
 Pool # 379031  7.000% due 05/01/27                          603            591


                                                         Fixed Income I Fund  75

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Federal National Mortgage Association
 (REMIC)
   8.000% due 07/25/23                                $    1,925     $    2,031
Federal National Mortgage Association
 (REMIC)
 Series G92-36 Class A
   7.000% due 04/25/15                                       417            420
 Series 1992-158 Class ZZ
   7.750% due 08/25/22                                       430            407
Federal National Mortgage Association
   7.000% 30 Year TBA (b)                                  2,075          2,033
   7.500% 30 Year TBA (b)                                  1,700          1,704
   8.000% 30 Year TBA (b)                                  2,180          2,228
   9.000% 30 Year TBA (b)                                    375            395
 Principal Only Strip
 Series 108 Class 1
  Zero Coupon due 03/25/20                                   205            155
First Union Lehman Brothers Commercial Trust
 Series 1997 - C1 Class C
   7.440% due 04/18/07                                       950            966
Government National Mortgage Association
 Pool # 006248  8.500% due 06/15/05                           68             71
 Pool # 008528  6.875% due 10/20/24 (c)                    3,523          3,613
 Pool # 139796  9.500% due 03/15/16                          109            118
 Pool # 146110  9.500% due 05/15/16                           27             29
 Pool # 148211  9.500% due 02/15/16                           88             95
 Pool # 148618  8.500% due 08/15/16                           21             22
 Pool # 152577  9.000% due 10/15/16                           75             81
 Pool # 152837  9.000% due 10/15/16                           36             39
 Pool # 154592  9.000% due 04/15/16                          272            292
 Pool # 157439  9.000% due 05/15/16                          179            192
 Pool # 157532  8.500% due 07/15/16                           44             46
 Pool # 161209  9.000% due 08/15/16                          157            168
 Pool # 161412  9.000% due 05/15/16                           48             52
 Pool # 161598  9.000% due 06/15/16                           83             89
 Pool # 164705  9.000% due 09/15/16                          390            419
 Pool # 165541  8.500% due 07/15/16                           99            105
 Pool # 168336  9.000% due 08/15/20                           17             18
 Pool # 173346  9.000% due 10/15/16                          108            116
 Pool # 173661  8.500% due 08/15/16                          317            335
 Pool # 174110  8.500% due 11/15/16                          280            296
 Pool # 174840  9.000% due 10/15/16                          180            193
 Pool # 175753  9.000% due 10/15/16                           83             90
 Pool # 177139  9.000% due 11/15/16                           71             76
 Pool # 177163  9.000% due 10/15/16                           61             66
 Pool # 179721 10.500% due 09/15/20                           36             40
 Pool # 180669  8.500% due 04/15/17                           35             37
 Pool # 181250  9.000% due 11/15/16                          108            116
 Pool # 183409  8.500% due 10/15/16                          190            201
 Pool # 183690  8.500% due 01/15/17                          125            132
 Pool # 186094  8.500% due 03/15/17                          553            584
 Pool # 186658  9.000% due 11/15/16                          228            245
 Pool # 188014  9.000% due 12/15/16                          118            126
 Pool # 188459  8.500% due 05/15/17                           92             97
 Pool # 188531  8.500% due 05/15/17                           95            100
 Pool # 193313  9.000% due 11/15/16                          157            169
 Pool # 194421  8.500% due 01/15/17                           84             88
 Pool # 194842  9.000% due 11/15/16                            8              9
 Pool # 195538  9.000% due 11/15/16                           49             52
 Pool # 195910  8.500% due 12/15/16                           80             84
 Pool # 196521  8.500% due 01/15/17                          343            362
 Pool # 196528  8.500% due 02/15/17                          260            275
 Pool # 197003  8.500% due 02/15/17                           78             83
 Pool # 197387  8.500% due 01/15/17                          460            486
 Pool # 198202  8.500% due 01/15/17                          140            147
 Pool # 199668  8.500% due 02/15/17                          228            241
 Pool # 199686  8.000% due 03/15/17                          127            131
 Pool # 200712  8.500% due 02/15/17                          299            315
 Pool # 201206  8.500% due 02/15/17                          172            182
 Pool # 201795  8.500% due 02/15/17                          138            145
 Pool # 204153  8.500% due 01/15/17                          168            177
 Pool # 204268  8.500% due 02/15/17                          102            107
 Pool # 210896  8.500% due 04/15/17                          499            527
 Pool # 212049  8.500% due 05/15/17                          243            257
 Pool # 213265  8.500% due 03/15/17                          161            170
 Pool # 213365  8.000% due 04/15/17                           27             28
 Pool # 225968  8.500% due 07/15/17                          182            192
 Pool # 266892  7.000% due 06/15/23                          319            315
 Pool # 273024 10.500% due 08/15/20                           42             47
 Pool # 285402 10.500% due 05/15/20                           37             41
 Pool # 290338 10.500% due 06/15/20                          714            793
 Pool # 290680 10.500% due 08/15/20                           72             81
 Pool # 294919 10.500% due 09/15/20                           15             16
 Pool # 295408 10.500% due 08/15/20                           65             72
 Pool # 297998 10.500% due 11/15/20                          111            124
 Pool # 299159 10.500% due 11/15/20                           84             93
 Pool # 300795 10.500% due 12/15/20                           59             66
 Pool # 301683 10.500% due 01/15/21                          117            130
 Pool # 321967  7.000% due 05/15/23                          289            285
 Pool # 332559  7.000% due 04/15/23                          118            116
 Pool # 336092  7.000% due 09/15/23                          126            125
 Pool # 336136  7.000% due 04/15/23                          106            105
 Pool # 336166  7.000% due 02/15/23                          256            252
 Pool # 336917  7.000% due 05/15/23                          612            604
 Pool # 337344  7.000% due 08/15/23                          301            297
 Pool # 337419  7.000% due 06/15/23                          434            428


76  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

 Pool # 337470  7.000% due 07/15/23                   $       80     $       79
 Pool # 339059  7.000% due 10/15/23                          130            128
 Pool # 342398  7.000% due 06/15/23                          427            421
 Pool # 342805  7.000% due 06/15/23                          100             99
 Pool # 343557  7.000% due 05/15/23                          299            295
 Pool # 343608  7.000% due 05/15/23                          207            205
 Pool # 343620  7.000% due 06/15/23                          471            465
 Pool # 343632  7.000% due 07/15/23                          303            299
 Pool # 346058  7.000% due 01/15/24                          701            691
 Pool # 346836  7.000% due 10/15/23                          102            101
 Pool # 347901  7.000% due 06/15/23                           53             52
 Pool # 348875  7.000% due 07/15/23                          289            285
 Pool # 348895  7.000% due 07/15/23                          380            375
 Pool # 349383  7.000% due 06/15/23                           87             86
 Pool # 351270  7.000% due 07/15/23                           86             85
 Pool # 352114  7.500% due 08/15/23                          240            242
 Pool # 355230  7.000% due 09/15/23                          412            407
 Pool # 356693  7.000% due 08/15/23                          321            317
 Pool # 356952  7.000% due 06/15/23                          494            488
 Pool # 358427  7.000% due 09/15/23                          308            304
 Pool # 358542  7.000% due 07/15/23                          404            398
 Pool # 358565  7.000% due 05/15/23                          433            428
 Pool # 360181  7.000% due 08/15/23                          114            112
 Pool # 361056  6.500% due 08/15/08                          152            150
 Pool # 364136  7.000% due 08/15/23                          126            124
 Pool # 364600  7.000% due 08/15/23                          142            140
 Pool # 365356  8.500% due 05/15/25                          471            489
 Pool # 366793  7.000% due 05/15/24                        2,030          2,002
 Pool # 368988  6.500% due 03/15/09                          214            212
 Pool # 371476  8.500% due 05/15/25                          348            362
 Pool # 372318  6.500% due 02/15/26                        2,063          1,974
 Pool # 372850  7.000% due 01/15/24                          601            593
 Pool # 375084  8.500% due 05/15/25                           38             39
 Pool # 377593  6.500% due 10/15/10                          180            178
 Pool # 379303  8.000% due 10/15/25                           47             48
 Pool # 380787  8.500% due 03/15/25                           46             48
 Pool # 384597  8.500% due 04/15/25                           36             38
 Pool # 384905  8.000% due 11/15/25                          160            164
 Pool # 386725  8.500% due 04/15/25                           86             89
 Pool # 391913  8.000% due 09/15/25                          170            174
 Pool # 393341  8.000% due 02/15/27                          295            302
 Pool # 393405  6.500% due 05/15/26                        2,229          2,132
 Pool # 394904  6.500% due 06/15/09                          422            417
 Pool # 395148  6.500% due 04/15/09                          184            182
 Pool # 398254  8.000% due 09/15/25                          146            149
 Pool # 398956  8.000% due 11/15/26                          343            351
 Pool # 401433  8.000% due 06/15/25                        1,411          1,444
 Pool # 405443  8.500% due 04/15/25                           44             46
 Pool # 405560  8.500% due 01/15/26                          369            383
 Pool # 405602  6.500% due 04/15/26                        2,499          2,391
 Pool # 406442  8.500% due 11/15/25                          579            602
 Pool # 407310  8.500% due 04/15/25                          505            526
 Pool # 407417  8.500% due 05/15/25                          436            453
 Pool # 407573  8.000% due 06/15/25                        1,220          1,249
 Pool # 408311  7.500% due 05/15/26                        1,978          1,984
 Pool # 408425  9.000% due 09/15/26                           65             68
 Pool # 408528  8.500% due 02/15/25                          454            472
 Pool # 408764  8.000% due 09/15/25                           57             58
 Pool # 409053  8.000% due 10/15/26                          285            292
 Pool # 410387  7.500% due 03/15/27                          989            992
 Pool # 412421  8.500% due 04/15/25                          776            807
 Pool # 413514  8.500% due 09/15/25                          820            852
 Pool # 414589  8.500% due 09/15/25                           35             36
 Pool # 415018  6.500% due 01/15/26                          934            894
 Pool # 417294  6.500% due 03/15/26                        2,088          1,998
 Pool # 417693  8.500% due 09/15/25                          100            104
 Pool # 421700  6.500% due 03/15/26                        3,595          3,439
 Pool # 421782  6.500% due 03/15/26                        1,956          1,871
 Pool # 423447  7.000% due 01/15/11                          264            265
 Pool # 423517  6.500% due 04/15/26                          866            828
 Pool # 423605  8.000% due 08/15/26                          294            300
 Pool # 423607  8.000% due 08/15/26                          655            670
 Pool # 423903  8.000% due 07/15/26                          610            625
 Pool # 424023  8.500% due 09/15/26                           62             64
 Pool # 426032  6.500% due 04/15/26                           24             23
 Pool # 426033  6.500% due 04/15/26                          396            379
 Pool # 426395  8.000% due 08/15/26                          562            575
 Pool # 426906  6.500% due 07/15/26                        2,154          2,061
 Pool # 427495  6.500% due 03/15/26                        2,011          1,924
 Pool # 428588  8.500% due 09/15/26                          446            463
 Pool # 429391  6.500% due 03/15/26                        1,422          1,360
 Pool # 430050  8.000% due 09/15/26                          348            356
 Pool # 436491  8.500% due 09/15/26                          113            117
 Pool # 436683  8.000% due 09/15/26                           93             96
 Pool # 439883  7.500% due 05/15/27                        1,978          1,983
 Pool # 439891  7.500% due 05/15/27                           39             39
 Pool # 441340  8.000% due 12/15/26                          292            299
 Pool # 448541  7.500% due 04/15/27                        1,978          1,983
 Pool # 450738  7.500% due 05/15/27                          896            898
 Pool # 424276  6.500% due 03/15/26                          211            202
Government National Mortgage Association
   7.000% 30 Year TBA (b)                                  3,666          3,598
   7.500% 30 Year TBA (b)                                  1,870          1,875
   8.000% 30 Year TBA (b)                                 10,000         10,231
Guaranteed Export Trust
 Series 1996-A
   6.550% due 06/15/04                                       910            910


                                                         Fixed Income I Fund  77

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Housing Securities, Inc.
 Series 1994-2 Class A1
   6.500% due 07/25/09                                $    1,204     $    1,174
Merrill Lynch Mortgage Investors, Inc.
 Series 1995-C2 Class D
   7.970% due 06/15/21 (c)                                   817            829
 Series 1996-C2 Class A-1
   6.690% due 11/21/28                                       591            588
 Series 1997-C1 Class A-1
   6.950% due 06/18/29 (c)                                 1,555          1,566
Mid-St Trust II Class A-3 CMO
   9.350% due 04/01/98                                       253            257
PNC Mortgage Securities Corp.
 Series 1994-3 Class A-1
   7.500% due 06/18/10                                       559            557
Residential Accredited Loans, Inc.
 Series 1996-QS1 Class AI4
   6.900% due 01/25/26                                     3,000          2,925
Resolution Trust Corp.
 Series 1995 - C1 Class D
   6.900% due 02/25/27                                       900            886
United States Department of Veteran Affairs
 REMIC
 Series 1992-1 Class 2-E
   7.750% due 03/15/16                                       775            791
Vanderbilt Mortgage & Finance, Inc.
 Series 1997 - B Class 1A-3
   6.975% due 08/07/11                                     1,215          1,215
                                                                     ----------

                                                                        238,495
                                                                     ----------

NON-US BONDS - 0.0%
Finland, Republic of
   5.875% due 02/27/06                                       325            307
                                                                     ----------

                                                                            307
                                                                     ----------

UNITED STATES GOVERNMENT AGENCIES - 4.2%
Federal Home Loan Bank
   6.450% due 03/13/02                                     2,625          2,604
Federal National Mortgage Association (MTN)
   6.170% due 12/30/03                                     1,755          1,693
   7.780% due 09/29/06                                       255            257
   6.940% due 03/19/07                                     1,550          1,535
   7.190% due 05/29/26                                     1,715          1,718
   7.270% due 07/27/26                                       605            615
Government Backed Trust Certificates
 Class 1-C
   9.250% due 11/15/01                                    10,745         11,409
 Series 2-E
   9.400% due 05/15/02                                     2,208          2,343
 Series T-3
   9.625% due 05/15/02 (c)                                 2,404          2,554
Resolution Funding Corp.
   8.875% due 07/15/20                                     2,275          2,752
   8.625% due 01/15/21                                     1,400          1,655
   8.625% due 01/15/30                                       240            290
                                                                     ----------

                                                                         29,425
                                                                     ----------

UNITED STATES GOVERNMENT TREASURIES - 27.4%
United States Treasury Bonds
  10.750% due 05/15/03                                     9,880         11,932
  10.750% due 08/15/05                                    26,970         34,016
  11.750% due 02/15/10                                       540            704
  12.750% due 11/15/10                                     3,270          4,538
  13.875% due 05/15/11                                     3,365          4,977
  12.000% due 08/15/13                                     2,190          3,083
  13.250% due 05/15/14                                       365            557
   7.250% due 05/15/16                                     1,785          1,862
   7.500% due 11/15/16                                       145            155
   8.750% due 05/15/17                                     4,845          5,829
   8.875% due 08/15/17                                       960          1,169
   8.125% due 08/15/19                                     9,775         11,151
   7.875% due 02/15/21                                     6,780          7,560
   8.125% due 08/15/21                                     4,405          5,044
   8.000% due 11/15/21                                       250            283
   7.250% due 08/15/22                                     1,575          1,644
   7.125% due 02/15/23                                     4,955          5,104
   6.250% due 08/15/23                                     3,510          3,249
   6.875% due 08/15/25                                     1,000          1,004
   6.500% due 11/15/26                                     5,000          4,795
United States Treasury Notes
   5.625% due 01/31/98                                     1,200          1,200
   5.375% due 05/31/98                                     1,150          1,146
   8.250% due 07/15/98                                     2,685          2,749
   6.250% due 07/31/98                                       240            241
   9.250% due 08/15/98                                        60             62
   4.750% due 08/31/98                                     3,190          3,149
   6.125% due 08/31/98                                     1,080          1,083
   4.750% due 10/31/98                                        40             39
   5.500% due 11/15/98                                     3,845          3,822


78  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

   5.125% due 11/30/98                                $    1,700     $    1,681
   5.625% due 11/30/98                                     7,400          7,366
   5.875% due 02/28/99                                     1,100          1,097
   5.875% due 03/31/99                                       480            479
   6.500% due 04/30/99                                     1,035          1,043
   6.750% due 06/30/99                                     1,000          1,012
   6.875% due 07/31/99                                     1,250          1,268
   8.000% due 08/15/99                                       995          1,032
   6.875% due 08/31/99                                     2,325          2,359
   7.750% due 11/30/99                                     8,550          8,848
   7.750% due 01/31/00                                     4,300          4,457
   5.875% due 02/15/00                                       835            828
   7.125% due 02/29/00                                       615            628
   6.875% due 03/31/00                                     4,720          4,797
   6.250% due 08/31/00                                     7,995          7,990
   5.750% due 10/31/00                                     1,115          1,097
   6.250% due 04/30/01                                     4,315          4,303
   6.625% due 07/31/01                                     6,620          6,682
   6.500% due 08/31/01                                     4,165          4,185
   6.375% due 09/30/01                                     1,560          1,560
   6.250% due 10/31/01                                     3,705          3,688
   5.750% due 08/15/03                                       770            744
   6.875% due 05/15/06                                       215            219
   6.500% due 10/15/06                                       415            413
   6.625% due 05/15/07                                     3,200          3,226
United States Treasury Principal Only Strip
  Zero Coupon due 05/15/18                                 1,500            355
                                                                     ----------

                                                                        193,504
                                                                     ----------

YANKEE BONDS - 3.1%
African Development Bank
   9.750% due 12/15/03                                       425            490
   6.875% due 10/15/15                                       775            740
   8.800% due 09/01/19                                       535            621
Alberta, Province of
   9.250% due 04/01/00                                       265            283
Asian Development Bank
   8.000% due 04/30/01                                       295            309
   8.500% due 05/02/01                                       295            314
   6.250% due 10/24/05                                       400            389
Crown Cork & Seal Finance PLC
   7.000% due 12/15/06                                       850            842
Hydro Quebec
 Series GH
   8.250% due 04/15/26                                       605            643
International American Development Bank
   7.000% due 06/15/25                                     1,770          1,729
   6.950% due 08/01/26                                       220            225
International Bank for
 Reconstruction & Development
   8.625% due 10/15/16                                       350            408
Manitoba, Province of
   9.250% due 04/01/20                                       335            402
Metropolitano de Lisboa
   7.420% due 10/15/16                                     1,000          1,021
Montell Financial Co., B.V.
   8.100% due 03/15/27                                     1,400          1,438
National Westminster Bank PLC
   1.000% due 04/29/49 (g)                                 1,050          1,079
New Brunswick, Province of
   9.750% due 05/15/20                                       320            397
Newfoundland, Province of
  10.000% due 12/01/20                                       150            188
Noranda Forest, Inc.
   6.875% due 11/15/05                                       350            341
Nordbanken AB
   7.250% due 10/30/06                                     1,025          1,018
Nova Scotia, Province of
   9.125% due 05/01/21                                       685            801
Quebec, Province of
   7.125% due 02/09/24                                       770            724
Saskatchewan, Province of
   6.625% due 07/15/03                                       100             99
   8.000% due 07/15/04                                     1,290          1,365
Societe Generale
   7.850% due 04/29/49 (c)(g)                              1,825          1,868
St. George Bank, Ltd.
   7.150% due 10/01/05                                       975            970
Svenska Handelsbanken
   7.125% due 03/29/49 (c)(g)                              1,000            977
Taiwan Semiconductor
 Manufacturing Co., Ltd. (conv.)
  Zero Coupon due 07/03/02                                   875            875
Wharf International Finance, Ltd.
   7.625% due 03/13/07                                     1,050          1,045
                                                                     ----------

                                                                         21,601
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $656,557)                                                         663,012
                                                                     ----------


                                                         Fixed Income I Fund  79

FIXED INCOME I FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

OPTIONS PURCHASED - 0.0%
United States Treasury Notes
 Sept 99.99 Put (e)                                       2,200*     $       10
                                                                     ----------

TOTAL OPTIONS PURCHASED
(cost $20)                                                                   10
                                                                     ----------

PREFERRED STOCKS - 0.6%
Banco Bilbao Vizcaya
 International - ADR                                      10,000            281
Credit Lyonnais Capital                                  100,000          2,450
Credit Lyonnais Capital S.C.A. - ADR                      23,000            582
TIG Holdings, Inc.                                         8,000            782
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $4,340)                                                             4,095
                                                                     ----------
                                                       PRINCIPAL
                                                        AMOUNT
SHORT-TERM INVESTMENTS - 10.3%                          (000)
Federal Home Loan Mortgage                            ----------
 Discount Note
   5.440% due 09/16/97 (f)                            $    3,000          2,965
Federal National Mortgage Association
 Discount Note
   5.530% due 09/15/97 (f)                                 2,000          1,977
   5.620% due 09/24/97 (f)                                 2,545          2,511
Frank Russell Investment Company
 Money Market Fund, due on demand (a)                     65,311         65,311
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $72,764)                                                           72,764
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $733,681)(d) - 104.7%                                  739,881

OTHER ASSETS AND LIABILITIES,
NET - (4.7%)                                                            (33,033)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  706,848
                                                                     ----------
                                                                     ----------


(a) At cost, which approximates market.
(b) Forward commitment. See Note 2.
(c) Adjustable or floating rate securities.
(d) See Note 2 for federal income tax information.
(e) Nonincome-producing security.
(f) Rate noted is yield-to-maturity.
(g) Perpetual floating rate note.
*   Represents 1 over-the-counter contract.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


       The accompanying notes are an integral part of the financial statements.

80  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $733,681)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .    $       739,881
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                966
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,780
   Investments sold (regular settlement) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,755
   Investments sold (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,877
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,919
                                                                                                              ---------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            765,178


LIABILITIES
Payables:
   Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . . . . .  $         13,843
   Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . .            44,033
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               105
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . .               209
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               140
                                                                                          ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,330
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        706,848
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        11,593
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (14,472)
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,200
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                333
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            703,176
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       706,848
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSET VALUE, offering and redemption price per share:
   ($706,847,890 divided by 33,318,044 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         21.22
                                                                                                              ---------------
                                                                                                              ---------------


        The accompanying notes are an integral part of the financial statements.

                                                         Fixed Income I Fund  81

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                              Amounts in thousands

INVESTMENT INCOME:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        22,517
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,285
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                393
                                                                                                              ---------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,195

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          1,010
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               199
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               124
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                28
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                27
                                                                                          ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,414
                                                                                                              ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,781
                                                                                                              ---------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,427)
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               29
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .               65              (1,333)
                                                                                          ---------------
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,197)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .              (45)             (1,242)
                                                                                          ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (2,575)
                                                                                                              ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .    $        20,206
                                                                                                              ---------------
                                                                                                              ---------------



        The accompanying notes are an integral part of the financial statements.

82  Fixed Income I fund

FIXED INCOME I FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Amounts in thousands

                                                                            FOR THE SIX MONTHS       FOR THE YEAR
                                                                            ENDED JUNE 30, 1997          ENDED
                                                                               (UNAUDITED),        DECEMBER 31, 1996
                                                                            -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .  $            22,781   $            43,329
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . .               (1,333)                  244
   Net change in unrealized appreciation or depreciation . . . . . . . . .               (1,242)              (19,436)
                                                                            -------------------   -------------------

      Net increase (decrease) in net assets resulting from operations. . .               20,206                24,137
                                                                            -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .              (12,532)              (42,773)
                                                                            -------------------   -------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . .              (12,532)              (42,773)
                                                                            -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions
      (Note 6) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               36,275                43,218
                                                                            -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .               43,949                24,582

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .              662,899               638,317
                                                                            -------------------   -------------------

   End of period (including undistributed net investment income
      of $11,593 and $1,343, respectively) . . . . . . . . . . . . . . . .  $           706,848   $           662,899
                                                                            -------------------   -------------------
                                                                            -------------------   -------------------


       The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income I Fund  83

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                     1997*     1996      1995      1994      1993      1992
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $  20.99  $  21.59  $  19.59  $  21.74  $  21.61  $  22.29
                                                                   --------  --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .        .70      1.38      1.42      1.46      1.50      1.63
   Net realized and unrealized gain (loss) on investments. . . .       (.08)     (.62)     2.02     (2.06)      .72      (.07)
                                                                   --------  --------  --------  --------  --------  --------

      Total Income From Investment Operations. . . . . . . . . .        .62       .76      3.44      (.60)     2.22      1.56
                                                                   --------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.39)    (1.36)    (1.44)    (1.44)    (1.50)    (1.62)
   In excess of net investment income. . . . . . . . . . . . . .         --        --        --        --      (.01)       --
   Net realized gain on investments. . . . . . . . . . . . . . .         --        --        --        --      (.58)     (.62)
   In excess of net realized gain on investments . . . . . . . .         --        --        --      (.11)       --        --
                                                                   --------  --------  --------  --------  --------  --------

      Total Distributions. . . . . . . . . . . . . . . . . . . .       (.39)    (1.36)    (1.44)    (1.55)    (2.09)    (2.24)
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $  21.22  $  20.99  $  21.59  $  19.59  $  21.74  $  21.61
                                                                   --------  --------  --------  --------  --------  --------
                                                                   --------  --------  --------  --------  --------  --------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . .       3.02      3.75     18.03     (2.97)    10.46      7.26

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . .    706,848   662,899   638,317   496,038   533,696   530,857

   Ratios to average net assets (%)(b)(c):
      Operating expenses . . . . . . . . . . . . . . . . . . . .        .42       .42       .35       .10       .09       .10
      Net investment income. . . . . . . . . . . . . . . . . . .       6.79      6.57      6.82      7.06      6.71      7.45

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . . .     169.79    147.31    138.05    173.97    173.27    211.26

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any managemet fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.


84  Fixed Income I Fund

FIXED INCOME II FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 95.2%
ASSET-BACKED SECURITIES - 36.2%
Advanta Home Equity Loan Trust
 Series 1994-1 Class A-2
   6.300% due 07/25/25                                $       45     $       44
AFC Home Equity Loan Trust
 Series 1993-2 Class A
   6.000% due 01/20/13                                       241            235
 Series 1997-1 Class A
   5.910% due 03/25/27 (c)                                   694            694
AFC Mortgage Loan Trust
 Series 1996-3 Class 1A2
   7.220% due 02/25/27                                       350            353
ALPS Pass-thru Trust
 Series 1994-1 Class A-2
   7.150% due 11/15/97 (c)                                   291            292
American Express Credit Account
 Master Trust
 Series 1996-1 Class A
   6.800% due 12/15/03                                     4,250          4,293
Banc One Auto Grantor Trust
 Series 1997-A Class A
   6.270% due 11/20/03                                     4,500          4,489
Chase Credit Card Master Trust
 Series 1996-4 Class A
   5.817% due 07/15/06 (c)                                 1,000            999
Chase Manhattan Auto Owner Trust
 Series 1997-A Class A3
   6.250% due 11/15/00                                     5,390          5,383
Chase Manhattan Credit Card Master Trust
 Series 1996-4 Class A
   6.730% due 02/15/03                                     4,500          4,538
Chase Manhattan Grantor Trust
 Pass-thru Certificate
 Series 1996-A Class A
   5.200% due 02/15/02                                     1,592          1,575
 Series 1996-B Class A
   6.610% due 09/15/02                                     1,505          1,511
Chevy Chase Auto Receivables Trust
 Series 1996-2 Class A
   5.900% due 07/15/03                                     1,217          1,209
 Series 1997-2 Class A
   6.350% due 01/15/04                                     1,750          1,749
Copel Capital Funding Corp.
 Series 1997-A Class A3
   6.270% due 04/20/05 (c)                                 1,000            999
Discover Card Master Trust I
 Series 1994-2 Class A
   6.037% due 10/16/04 (c)                                 1,500          1,512
EQCC Home Equity Loan Trust
 Series 1993-4 Class A
   5.725% due 12/15/08                                        47             46
 Series 1994-1 Class A
   5.800% due 03/15/09                                       378            370
First Chicago Master Trust II
 Credit Card Certificates
 Series 1994-L
   7.150% due 04/15/01                                     4,500          4,570
First Security Auto Grantor Trust
 Series 1997-A Class A
   6.300% due 08/15/03                                     1,360          1,350
First USA Credit Card Master Trust
 Series 1997-4 Class A
   5.897% due 02/17/10 (c)                                 1,000          1,000
Ford Credit Auto Lease Trust
 Series 1996-1 Class A2
   5.800% due 05/15/99                                     2,300          2,293
Ford Credit Grantor Trust
 Series 1995-B Class A
   5.900% due 10/15/00                                       961            959
General Motors Acceptance Corp.
 Grantor Trust
 Series 1997-A Class A
   6.500% due 04/15/02                                     1,382          1,386
Green Tree Financial Corp.
 Series 1994-A Class A
   6.900% due 02/15/04                                       590            589
 Series 1995-A Class A
   7.250% due 07/15/05                                       431            432
Honda Auto Receivables Grantor Trust
 Series 1995-A Class A
   6.200% due 12/15/00                                       522            523
Merrill Lynch Credit Corp.
 Series 1996-B Class A
   6.087% due 07/15/21 (c)                                   883            884
Nationsbank Auto Owner Trust
 Series 1996-A Class A3
   6.375% due 07/15/00                                     2,750          2,760
Nationsbank Credit Card Master Trust
 Series 1995-1 Class A
   6.450% due 04/15/03                                     3,850          3,845
Newcourt Receivables Asset Trust
 Series 1996-2 Class A
   6.870% due 06/20/04                                       285            286
Olympic Automobile Receivables Trust
 Series 1996-D Class CTFS
   6.125% due 04/15/02                                     4,600          4,575


86  Fixed Income II Fund

FIXED INCOME II FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Olympic Automobile Receivables Trust
 Series 1997-A Class A2
   6.125% due 01/01/99                                $    1,200     $    1,204
Peoples Bank Credit Card Master Trust
 Series 1996-1 Class A
   5.837% due 11/15/04 (c)                                   500            500
PNC Student Loan Trust I
 Series 1997-2 Class A3
   6.314% due 01/25/01 (c)                                 5,000          4,993
Prudential Home Mortgage Securities
 Series 1994-19 Class A2
   7.050% due 05/25/24                                       737            737
Remodelers Home Improvement Loan
 Series 1995-3 Class A2
   6.800% due 12/20/07                                       327            327
Residential Asset Securitization Trust
 Series 1996-A8 Class A1
   8.000% due 12/25/26                                       767            778
 Series 1997-A1 Class A
   7.000% due 03/25/27                                       748            752
 Series 1997-A5 Class A3
   7.125% due 07/25/27                                     1,500          1,496
Resolution Trust Corp.
 Mortgage Pass-thru Certificate
 Series 1992-M3 Class A1
   7.750% due 07/25/30                                        73             73
Sears Credit Account Master Trust II
 Series 1995-4 Class A
   6.250% due 01/15/03                                     4,000          4,007
 Series 1996-2 Class A
   6.500% due 10/15/03                                     1,500          1,506
SPNB Home Equity Loan
 Series 1991-1 Class B
   8.150% due 06/15/20                                       543            546
Student Loan Marketing Association
 Series 1997-2 Class CTFS
   5.840% due 10/25/12 (c)                                   500            500
The Money Store Home Equity Loan Trust
 Series 1993-D Class A-1
   5.675% due 12/15/08                                       628            610
 Series 1996-B Class A3
   6.820% due 02/15/10                                       503            504
TLFC IV Equipment Lease Trust
 Series 1996 Class A
   5.980% due 11/20/02                                       449            448
WFS Financial Owner Trust
 Series 1996-D Class A3
   6.050% due 07/20/01 (c)                                 4,500          4,476
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A3
   6.250% due 11/15/02                                     1,100          1,096
 Series 1996-B Class B
   6.850% due 11/15/02 (c)                                   350            349
 Series 1997- Class A2
   6.750% due 06/25/03 (c)                                 5,500          5,539
                                                                     ----------

                                                                         86,184
                                                                     ----------

CORPORATE BONDS AND NOTES - 18.1%
Ahmanson (H.F.)
   9.875% due 11/15/99                                       875            939
Bank of Boston Corp.
   9.500% due 08/15/97                                       995            999
Banponce Corp.
 Series 2 (MTN)
   5.750% due 03/01/99                                     1,375          1,356
Bear Stearns Co., Inc.
   7.625% due 09/15/99                                     1,125          1,152
Beneficial Corp. (MTN)
   8.170% due 11/09/99                                     1,125          1,165
Capital One Bank (MTN)
   6.844% due 06/13/00                                     1,150          1,146
Chase Manhattan Corp.
  10.125% due 11/01/00                                       259            285
   5.937% due 12/05/09 (c)                                   200            196
Enterprise Rent-A-Car USA
 Finance Co. (MTN)
   7.875% due 03/15/98                                     1,100          1,112
ERP Operating, L.P.
   6.589% due 12/22/97 (c)                                   700            702
   8.500% due 05/15/99                                     1,050          1,083
Finova Capital Corp.
   6.450% due 06/01/00                                       400            397
First Chicago Corp.
   9.000% due 06/15/99                                       500            523
First Union Corp.
   6.750% due 01/15/98                                       750            753
First USA Bank
   8.200% due 02/15/98                                       250            253
Fleet Financial Group, Inc.
   6.000% due 10/26/98                                       600            598


                                                        Fixed Income II Fund  87

FIXED INCOME II FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

General Motors Acceptance Corp.
   7.012% due 04/01/20 (c)                            $      994     $      993
General Motors Acceptance Corp. (MTN)
   7.500% due 07/22/99                                       925            944
   7.465% due 07/25/19                                     1,448          1,464
Greyhound Financial Corp.
   9.670% due 07/01/97                                       750            751
GTE Corp.
  10.750% due 09/15/17                                     1,150          1,218
Heller Financial, Inc. (MTN)
   5.862% due 03/01/99 (c)                                 1,000          1,003
Hertz Corp.
   9.500% due 05/15/98                                       675            694
   6.500% due 04/01/00                                       450            448
Homeside Lending, Inc. (MTN)
   6.875% due 06/30/02                                     1,200          1,195
International Lease Finance Corp.
   5.750% due 12/15/99                                     1,000            980
ITT Corp.
   6.250% due 11/15/00                                     1,075          1,051
JC Penney & Co., Inc. (MTN)
   6.375% due 09/15/00                                     1,125          1,116
Lehman Brothers Holdings, Inc.
 Series E (MTN)
   7.110% due 09/27/99                                     1,500          1,516
 Series IBC (MTN)
   7.000% due 05/13/99                                       800            807
MBNA Corp.
 Series B (MTN)
   6.500% due 09/15/00                                     1,000            995
Merrill Lynch & Co., Inc. (MTN)
   7.260% due 03/25/02                                     1,425          1,426
Midlantic Corp.
   9.250% due 09/01/99                                       375            395
News America Holdings, Inc.
   7.500% due 03/01/00                                       800            816
Occidental Petroleum Corp. (MTN)
   5.950% due 11/09/98                                     1,225          1,219
Salomon, Inc.
   6.700% due 12/01/98                                       500            502
   7.750% due 05/15/00                                       500            514
   6.700% due 07/05/00                                       500            500
Salomon, Inc. CMT Floater (MTN)
   6.299% due 04/05/99 (c)                                 1,100          1,100
Smith Barney Holdings, Inc.
   5.500% due 01/15/99                                       650            643
   7.980% due 03/01/00                                       765            791
Taubman Realty Group, L.P.
   8.000% due 06/15/99                                     1,350          1,377
Time Warner, Inc.
   9.625% due 05/01/02                                     1,350          1,492
Toyota Motor Credit Corp. (MTN)
   6.063% due 02/15/02 (c)                                   700            674
Transamerica Financial Corp.
   9.875% due 01/01/98                                       775            790
UCFC Home Equity Loan Trust
 Series 1996-D1 Class A3
   6.541% due 11/15/13                                       675            672
USF&G Corp.
   7.000% due 05/15/98                                     1,150          1,159
Wellsford Residential
 Property Trust (MTN)
   6.132% due 11/24/99 (c)                                 1,300          1,302
                                                                     ----------

                                                                         43,206
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 8.9%
Bear Stearns Mortgage Securities, Inc.
   7.000% due 11/25/27                                       925            916
BKD Commercial Mortgage Trust
 Series 1997-C1 Class B
   7.218% due 04/25/00 (c)                                   850            855
CMC Securities Corp. II
 Series 1993-2G Class A1
   7.193% due 11/25/23 (c)                                 1,057          1,061
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Group # 23-0114  7.375% due 03/01/06 (c)                    220            223
 Group # 25-1211  6.250% due 06/01/07                        134            134
 Group # 85-0105  9.000% due 09/01/05                        235            244
 Group # D2-9159  7.500% due 10/01/07                        360            365
 Group # D3-2311  8.500% due 12/01/17                        698            726
 Group # G5-0258  7.500% due 05/01/00                        374            377
 Group # G5-0259  7.500% due 03/01/02                        179            180
 Group # G5-0297  7.500% due 10/01/00                        134            135
 Group # G5-0307  7.500% due 08/01/00                        305            308
Federal Home Loan Mortgage Corp.
 Series 1714 Class E
   6.250% due 09/15/18                                       650            646
Federal National Mortgage Association
 Pool # 040063  8.500% due 12/01/08                          130            135
 Pool # 124671  7.500% due 04/01/09                          675            683
 Pool # 295575  8.500% due 08/01/01                          575            595
 Pool # 303751  8.000% due 10/01/09                          987          1,015


88  Fixed Income II Fund

FIXED INCOME II FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

 Pool # 359448  8.500% due 12/01/10                   $      880     $      916
 Pool # 364703  7.000% due 06/01/04                          974            979
Federal National Mortgage Association
   7.000% 7 year TBA (d)                                   2,000          2,006
Federal National Mortgage Association
 Grantor Trust
 Series 1996-T6 Class C
   6.200% due 02/26/01                                     1,436          1,406
Federal National Mortgage Association
 REMIC Trust Series 1993-108 Class 108B
   Zero Coupon due 12/25/16                                   24             23
 REMIC Trust Series 1993-186 Class Z
   5.850% due 07/25/06                                     1,602          1,572
 REMIC Trust Series 1994-012 Class PE
   5.750% due 04/25/07                                       600            589
 REMIC Trust Series 1994-39 Class PB
   5.750% due 06/25/12                                        65             65
Government National Mortgage Association
   5.500% 1 Year TBA (c)(d)                                2,000          1,977
Government National Mortgage Association
 Pool # 780285  9.500% due 11/15/25                          641            695
 Pool # 780487  7.250% due 12/15/26                        1,520          1,542
Residential Accredited Loans, Inc.
 Series 1997 Class A1
   7.500% due 08/15/27                                       550            553
Resolution Trust Corp.
 Series 1995-2 Class C1
   7.450% due 05/25/29 (c)                                   261            259
                                                                     ----------

                                                                         21,180
                                                                     ----------

MUNICIPAL BONDS - 0.4%
Philadelphia, Pennsylvania,
 Authority for Industrial Development
 Class A
   6.480% due 06/15/04                                       900            899
                                                                     ----------

                                                                            899
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 29.9%
United States Treasury Notes
   5.500% due 11/15/98                                    11,800         11,730
   5.125% due 11/30/98                                     9,700          9,591
   6.250% due 03/31/99                                       705            707
   6.500% due 04/30/99                                     6,500          6,549
   6.375% due 05/15/99                                    38,865         39,059
   5.875% due 11/15/99                                       650            646
   6.875% due 03/31/00                                       175            178
   6.375% due 05/15/00                                     2,610          2,619
                                                                     ----------

                                                                         71,079
                                                                     ----------

YANKEE BONDS - 1.7%
Household International
   5.250% due 10/15/98                                     1,150          1,136
Ontario, Province of
  15.250% due 08/31/12                                       500            537
  11.500% due 03/10/13                                       760            818
Quebec, Province of
  13.250% due 09/15/14                                       450            528
Westpac Banking, Ltd.
   7.875% due 10/15/02                                     1,000          1,047
                                                                     ----------

                                                                          4,066
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $226,887)                                                         226,614
                                                                     ----------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 0.1%
Texaco Capital Series B                                   15,000            339
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $375)                                                                 339
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------
SHORT-TERM INVESTMENTS - 5.4%
Federal Home Loan Mortgage
 Discount Notes
   5.580% due 09/30/97 (e)                            $      250            246
Federal National Mortgage Association
 Discount Notes (e)
   5.510% due 09/09/97                                     2,000          1,979
   5.440% due 09/19/97                                     1,500          1,482
   5.560% due 10/20/97                                       500            492
Frank Russell Investment Company
 Money Market Fund, due on demand (a)                      7,747          7,747
World Bank Discount Notes
   5.460% due 09/22/97 (e)                                 1,000            988
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,933)                                                           12,934
                                                                     ----------


                                                        Fixed Income II Fund  89

FIXED INCOME II FUND

June 30, 1997 (Unaudited)


                                                        MARKET
                                                         VALUE
                                                         (000)
                                                      ----------

TOTAL INVESTMENTS
(identified cost $240,195)(b) - 100.7%                $  239,887

OTHER ASSETS AND LIABILITIES,

NET - (0.7%)                                              (1,766)
                                                      ----------

NET ASSETS - 100.0%                                   $  238,121
                                                      ----------
                                                      ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Adjustable or floating rate security.
(d) Forward commitment. See Note 2.
(e) Rate noted is yield-to-maturity (unaudited).

ABBREVIATIONS:
MTN - Medium Term Note
REMIC - Real Estate Mortage Investment Conduit



       The accompanying notes are an integral part of the financial statements.

90  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)

ASSETS
Investments at market (identified cost $240,195)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .    $       239,887
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                318
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,900
   Investments sold (regular settlement) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,528
   Investments sold (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,495
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                360
                                                                                                              ---------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            246,488

LIABILITIES
Payables:
   Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . . . . .  $            475
   Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . .             7,516
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               192
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . .               126
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                58
                                                                                          ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,367
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       238,121
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         3,448
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (7,598)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .               (308)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                128
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            242,451
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       238,121
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSET VALUE, offering and redemption price per share:
   ($238,121,278 divided by 12,833,295 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         18.55
                                                                                                              ---------------
                                                                                                              ---------------



        The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income II Fund  91

FIXED INCOME II FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                           Amounts in thousands

INVESTMENT INCOME: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         6,917
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                520
                                                                                                              ---------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,437

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            581
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                67
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                75
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12
                                                                                          ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                766
                                                                                                              ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,671
                                                                                                              ---------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (367)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .               (131)
                                                                                                              ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (498)
                                                                                                              ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .    $         6,173
                                                                                                              ---------------
                                                                                                              ---------------



        The accompanying notes are an integral part of the financial statements.

92  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                      FOR THE SIX MONTHS       FOR THE YEAR
                                                                                      ENDED JUNE 30, 1997          ENDED
                                                                                         (UNAUDITED)         DECEMBER 31, 1996
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             6,671   $            11,273
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (367)               (1,911)
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .                 (131)                  (87)
                                                                                      -------------------   -------------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . .                6,173                 9,275
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (3,625)              (11,259)
                                                                                      -------------------   -------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . .               (3,625)              (11,259)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share
      transactions (Note 6). . . . . . . . . . . . . . . . . . . . . . . . . . . . .               12,590                41,390
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               15,138                39,406

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              222,983               183,577
                                                                                      -------------------   -------------------
   End of period (including undistributed net investment income
      of $3,448 and $402, respectively). . . . . . . . . . . . . . . . . . . . . . .  $           238,121   $           222,983
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income II Fund  93

FIXED INCOME II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                     1997*     1996      1995      1994      1993      1992
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $  18.36  $  18.55  $  17.98  $  18.99  $  18.56  $  19.68
                                                                   --------  --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .        .52      1.04      1.16      1.21       .84      1.35
   Net realized and unrealized gain (loss) on investments. . . .       (.04)     (.19)      .59     (1.07)      .44      (.83)
                                                                   --------  --------  --------  --------  --------  --------

      Total Income From Investment Operations. . . . . . . . . .        .48       .85      1.75       .14      1.28       .52
                                                                   --------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.29)    (1.04)    (1.18)    (1.15)     (.71)    (1.36)
   Net realized gain on investments. . . . . . . . . . . . . . .         --        --        --        --        --      (.28)
   Tax return of capital . . . . . . . . . . . . . . . . . . . .         --        --        --        --      (.14)       --
                                                                   --------  --------  --------  --------  --------  --------

      Total Distributions. . . . . . . . . . . . . . . . . . . .       (.29)    (1.04)    (1.18)    (1.15)     (.85)    (1.64)
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $  18.55  $  18.36  $  18.55  $  17.98  $  18.99  $  18.56
                                                                   --------  --------  --------  --------  --------  --------
                                                                   --------  --------  --------  --------  --------  --------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . .       2.60      4.76      9.95       .82      6.98      2.74

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . .    238,121   222,983   183,577   144,030   138,619   182,735

   Ratios to average net assets (%)(b)(c):
      Operating expenses . . . . . . . . . . . . . . . . . . . .        .66       .70       .58       .19       .16       .19
      Net investment income. . . . . . . . . . . . . . . . . . .       5.76      5.70      6.41      6.52      6.16      7.21

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . . .     183.84    264.40    269.31    233.75    229.07    330.58


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.


94  Fixed Income II Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 85.1%
ASSET-BACKED SECURITIES - 4.8%
American Airlines, Inc. Series 1990-P
  10.600% due 03/04/09                                $    1,013     $    1,267
Asset Securitization Corp.
 Series 1996-MD6 Class A1C
   7.040% due 11/13/26                                       800            792
 Series 1997 D-4 Class A1D
   7.490% due 04/14/29                                       650            661
 Series 1997- MD7 Class A1B
   7.410% due 01/13/30                                       160            162
CIT RV Grantor Trust
 Series 1994-A Class A
   4.900% due 07/15/09                                       655            640
Cityscape Home Equity Loan Trust
 Pass-thru Certificate
 Series 1996-2 Class A2
   7.200% due 08/25/26                                       850            858
EQCC Home Equity Loan Trust
 Series 1996-4 Class A1
   5.790% due 12/15/02                                     1,582          1,582
Fleetwood Credit Corp. Grantor Trust
 Series 1994-B Class A
   6.750% due 03/15/10                                       403            401
Fund America Investors Corp. II
 Pass-thru Certificate
 Series 1993-F Class A-1
   5.400% due 09/25/09                                       101             96
Green Tree Financial Corp.
 Series 1995-5 Class A3
   6.250% due 10/15/25                                       600            599
 Series 1995-6 Class A3
   6.650% due 11/15/25                                       560            563
 Series 1995-8 Class A2
   6.150% due 12/15/26 (b)                                   888            888
Greenwich Capital Acceptance, Inc.
 Series 1994 Class A-1
   8.670% due 11/25/24 (b)                                   260            264
Merrill Lynch Mortgage Investors, Inc.
 Mortgage Pass-thru Certificate
 Series 1996-C2 Class A2
   6.820% due 11/21/28 (b)                                   340            335
Metris Master Trust Series 1997 - 1 Class A
   6.870% due 10/20/05                                     1,010          1,022
Morgan Stanley Capital I, Inc.
 Mortgage Pass-thru Certificate
 Series 1996 - WF1 Class X
   1.420% due 01/15/13 (b)                                 3,450            257
Prudential Home Mortgage Securities Co.
 Mortgage Pass-thru Certificate
 Series 189
  10.000% due 11/01/19                                        14             14
 Series 1992-51 Class A-8
   8.000% due 02/25/23                                       439            443
Resolution Trust Corp.
 Mortgage Pass-thru Certificate
 Series 1995-1 Class 2-C
   7.500% due 10/25/28 (b)                                   325            327
 Series 1995-C1 Class C
   6.900% due 02/25/27 (b)                                   300            296
Resolution Trust Corp.
 Series 1994 - C2 Class G
   8.000% due 04/25/25                                       296            289
 Series 1994-1 Class M-2
   7.750% due 09/25/29                                       416            418
Salomon Bros Mortgage Securities VII, Inc.
 Mortgage Pass-thru Certificate
 Series 1994-16 Class A
   8.290% due 11/25/24 (b)                                   718            739
 Series 1997 Class A2
   7.174% due 03/25/25 (b)                                   490            499
Structured Asset Securities Corp.
 Mortgage Pass-thru Certificate
 Series 1996-CFL Class A1C
   5.944% due 02/25/28                                       470            466
 Series 1996-CFL Class C
   6.525% due 02/25/28                                       300            303
The Money Store Home Equity Loan Trust
 Series 1996-B Class A5
   7.180% due 12/15/14                                       825            835
The Money Store Trust
 Series 1996-A Class A5
   6.850% due 06/15/19                                       800            801
UCFC Home Equity Loan Trust
 Series 1994-B Class A-6
   7.100% due 06/10/23                                       158            159
                                                                     ----------

                                                                         15,976
                                                                     ----------

CORPORATE BONDS AND NOTES - 24.6%
A.H. Belo Corp.
   6.875% due 06/01/02                                       850            850
Aames Financial Corp.
   9.125% due 11/01/03                                       475            483


96  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Advanta National Bank
   6.450% due 10/30/00                                $      825     $      796
AFC Capital Trust I
   8.207% due 02/03/27                                       900            918
AK Steel Corp.
  10.750% due 04/01/04                                       700            753
Albank Capital Trust
   9.270% due 06/06/27                                       600            606
American Airlines Class A-1
   9.710% due 01/02/07                                       348            406
American Standard, Inc.
  10.875% due 05/15/99                                       375            399
Amerus Capital I Series A
   8.850% due 02/01/27                                       475            482
AMR Corp. (MTN)
   9.950% due 03/07/01                                     1,000          1,098
Anchor Bancorp, Inc.
   8.937% due 07/09/03                                       150            156
Armco, Inc.
   9.375% due 11/01/00                                       265            266
Azteca Holdings SA
  11.000% due 06/15/02                                       475            479
Banesto Delaware, Inc.
   8.250% due 07/28/02                                     1,000          1,055
Bank United Corp.
   8.875% due 05/01/07                                     1,050          1,086
Banponce Trust I Series A
   8.327% due 02/01/27                                       450            455
Bear Stearns Capital Trust I
   7.000% due 01/15/27 (b)                                   475            470
Beaver Valley Funding Corp.
   9.000% due 06/01/17                                     1,110          1,122
Beaver Valley Funding Corp. II
   8.625% due 06/01/07                                       198            202
BellSouth Capital Funding Corp.
   6.040% due 11/15/26                                       750            736
BellSouth Telecommunications, Inc.
   5.850% due 11/15/45                                     1,100          1,082
Capital One Bank (MTN)
   8.125% due 03/01/00                                       325            336
   6.875% due 04/24/00                                       400            402
Century Communications Corp.
   9.500% due 08/15/00                                       450            466
Chase Manhattan Corp.
   7.250% due 06/01/07                                       310            311
Chevy Chase Savings Bank
   9.250% due 12/01/05                                       500            501
Citicorp
   7.200% due 06/15/07                                       605            606
Cleveland Electric Illum Co.
   9.375% due 03/01/17                                     1,000          1,043
CMS Energy Corp.
   9.500% due 10/01/97 (b)                                 1,000          1,021
Coast Savings Financial, Inc.
  10.000% due 03/01/00                                       275            286
Colonial Realty L.P.
   7.500% due 07/15/01                                       825            835
Compass Trust I Series A
   8.230% due 01/15/27                                       350            349
Conseco Financing Trust III
   8.796% due 04/01/27                                       675            698
Contifinancial Corp.
   8.375% due 08/15/03                                     1,050          1,079
Continental Airlines, Inc.
   9.500% due 12/15/01                                     1,020          1,062
Delta Air Lines, Inc.
  10.375% due 02/01/11                                       330            413
Dime Bancorp Trust I Series A
   9.330% due 05/06/27                                       300            312
EnviroSource, Inc.
   9.750% due 06/15/03                                       295            286
Equitable Life Assurance Society
   7.700% due 12/01/15                                       500            500
ERAC USA Finance Co. (MTN)
   6.350% due 01/15/01                                       800            785
ERP Operating, L.P.
   8.500% due 05/15/99                                       425            438
Federal Realty Investment Trust
   8.875% due 01/15/00                                       725            762
First Nationwide Holdings
  12.500% due 04/15/03                                     1,625          1,812
  10.625% due 10/01/03                                       450            493
First Tennessee Capital I Series A
   8.070% due 01/06/27                                       575            565
First USA Bank
   5.850% due 02/22/01                                       475            461
First USA Capital Trust I
   9.330% due 01/15/27                                       975          1,087
Gaylord Container Corp. Step Up Bond
  12.750% due 05/15/05 (b)                                   330            361
General Motors Acceptance Corp. (MTN)
   7.375% due 04/15/99                                       750            763
   8.500% due 01/31/00                                       600            627
   6.625% due 04/24/00                                       600            600


                                                       Fixed Income III Fund  97

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Goldman Sachs Group, L.P.
   6.375% due 06/15/00                                $    1,050     $    1,040
Great Atlantic & Pacific Tea, Inc.
   7.750% due 04/15/07                                     1,125          1,144
Greenwich Air Services, Inc.
  10.500% due 06/01/06                                       375            436
Haven Capital Trust I
  10.460% due 02/01/27                                       350            354
Homeside, Inc.
  11.250% due 05/15/03                                       241            280
ICG Holdings, Inc. Step Up Bond
  11.625% due 03/15/07                                       500            300
Imperial Capital Trust I
   9.980% due 12/31/26                                       250            254
Imperial Credit Industries, Inc., Series B
   9.875% due 01/15/07                                       700            679
Interpool Capital Trust
   9.875% due 02/15/27                                       500            506
ISP Holdings, Inc. Series B
   9.000% due 10/15/03                                       250            259
Jones Intercable, Inc.
   9.625% due 03/15/02                                       475            498
Long Island Lighting Co.
   9.000% due 11/01/22                                       865            947
Markel Capital Trust I
   8.710% due 01/01/46                                       325            328
Merck and Co., Series B (MTN)
   5.760% due 05/03/37                                     1,900          1,908
Merrill Lynch & Co., Inc.
   6.000% due 01/15/01                                       300            294
MFS Communications, Inc. Step Up Bond
   Zero Coupon due 01/15/06                                1,400          1,109
Nabisco, Inc.
   8.000% due 01/15/00                                     2,000          2,061
National Westminster
   5.938% due 12/31/99 (b)                                   580            529
Nextel Communications, Inc. Step Up Bond
   Zero Coupon due 09/01/03                                  555            480
Niagara Mohawk Power Corp.
   5.875% due 09/01/02                                       475            440
Noranda, Inc.
   8.625% due 07/15/02                                       775            828
Norfolk Southern Corp.
   6.950% due 05/01/02                                       460            463
   7.800% due 05/15/27                                       160            164
   7.050% due 05/01/37                                       750            761
North Atlantic Energy Corp. Series A
   9.050% due 06/01/02                                       180            182
NWA Trust
  13.875% due 06/21/08                                        90            106
NWCG Holdings Corp.
   Zero Coupon due 06/15/99                                1,075            945
Ocwen Federal Bank
  12.000% due 06/15/05                                       325            355
Ocwen Financial Corp.
  11.875% due 10/01/03                                       650            710
Onbank Capital Trust I
   9.250% due 02/01/27                                       450            458
Orion Capital Trust I
   8.730% due 01/01/37                                       225            226
Prime Succession Acquisition Co.
  10.750% due 08/15/04                                       400            439
Providian Capital I Series A
   9.525% due 02/01/27                                       500            511
Prudential Insurance Co. of America
   6.875% due 04/15/03                                       700            690
Public Service Co., New Hampshire
 Series B
   9.170% due 05/15/98                                     1,500          1,521
Residential Reina, Ltd. Class A2
  11.448% due 12/15/08 (b)                                 1,000          1,000
Revlon Worldwide
   Zero Coupon due 03/15/01                                1,600          1,084
Riggs National Corp.
   9.650% due 06/15/09                                       875            971
Rose Hills Acquisition Corp.
   9.500% due 11/15/04                                       475            493
Safeway, Inc.
  10.000% due 12/01/01                                       400            443
Salomon, Inc.
   7.000% due 05/15/99                                       250            252
   7.750% due 05/15/00                                       500            514
Salomon, Inc. (MTN)
   7.125% due 08/01/99                                       425            428
   6.625% due 11/30/00                                       625            621
Seagate Technology, Inc.
   7.450% due 03/01/37                                     1,100          1,105
Smith Barney Holdings, Inc.
   7.980% due 03/01/00                                       325            336
Sovereign Capital Trust I
   9.000% due 04/01/27                                       975            977
Spieker Properties, LP
   6.950% due 12/15/02                                       500            492
Summit Communications Group, Inc.
  10.500% due 04/15/05                                       595            641
Tanger Properties LP
   8.750% due 03/11/01                                       350            355


98  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Taubman Realty Group, L.P.
   8.000% due 06/15/99                                $      450     $      459
Tenet Healthcare Corp.
   9.625% due 09/01/02                                       260            280
   7.875% due 01/15/03                                       380            382
   8.625% due 12/01/03                                       330            342
   8.000% due 01/15/05                                       400            402
Time Warner Entertainment Co., L.P.
   8.375% due 03/15/23                                     1,000          1,027
Time Warner, Inc.
   6.773% due 08/15/00 (b)                                   625            626
   7.975% due 08/15/04                                       375            387
   8.110% due 08/15/06                                       750            779
   8.180% due 08/15/07                                       750            781
   9.150% due 02/01/23                                       535            591
   6.850% due 01/15/26                                     1,965          1,933
Toledo Edison Co.
   8.700% due 09/01/02                                       500            515
Toledo Edison Co. (MTN)
   8.000% due 12/31/98                                       500            507
Transco Energy Co.
   9.375% due 08/15/01                                       500            544
Travelers Capital II
   7.750% due 12/01/36                                     1,250          1,213
Travelers Property Casualty Corp.
   7.750% due 04/15/26                                       700            706
Trenwick Capital Trust I
   8.820% due 02/01/37                                       575            584
TU Electrical Capital V
   8.175% due 01/30/37                                       600            597
Turner Broadcasting Systems, Inc.
   8.375% due 07/01/13                                       575            596
UCC Investors Holding, Inc. Step Up Bond
   Zero Coupon due 05/01/05(b)                               230            213
Union Planters Trust Capital
   8.200% due 12/15/26                                       675            662
United Companies Financial Corp.
   8.375% due 07/01/05                                       575            573
United Dominion Realty Trust, Inc.
   7.250% due 01/15/07                                       475            475
United Technologies Corp.
   8.875% due 11/15/19                                       170            197
USAir, Inc.
  10.000% due 07/01/03                                       310            318
USF&G Corp.
   8.375% due 06/15/01                                       250            262
Webster Capital Trust I
   9.360% due 01/29/27                                       225            232
Wellsford Residential Property Trust
   9.375% due 02/01/02                                       475            517
                                                                     ----------

                                                                         81,777
                                                                     ----------

EURODOLLAR BONDS - 3.1%
Argentina, Republic of
 Series L
   6.750% due 03/31/05 (b)                                 1,940          1,824
 Series 10
   5.625% due 04/01/00 (b)                                   437            425
Auxiliaire Du Credit
   5.750% due 09/25/02 (b)                                   600            578
Cemex SA (MTN)
   8.500% due 08/31/00                                     1,000          1,009
Credit Fonc France
   8.000% due 01/14/02                                       560            582
Credit Lyonnais
   6.813% due 09/19/49 (e)                                   360            356
Fifth Mexican Acceptance Corp. Class A
   8.000% due 12/15/98                                       800            192
Greater Bejing First Expressway
   9.500% due 06/15/07                                       160            163
Indah Kiat Finance Mautitius, Ltd.
  10.000% due 07/01/07                                       550            546
Mexico (United Mexican States)
  11.375% due 09/15/16                                       540            608
Midland Bank
   6.063% due 12/31/49 (e)                                    60             54
Poland, Government of
   6.938% due 10/27/24 (b)                                   460            450
Russia Vnesh Interest
  12.000% due 12/31/16                                       900            687
Skandinaviska Enskilda Banken
   7.500% due 03/29/49 (e)                                   910            903
   8.125% due 09/06/49                                       475            499
Skandinaviska Enskilda
 Series 1 (MTN)
   6.625% due 03/29/49 (b)(e)                                490            483
TFM SA de CV
  10.250% due 06/15/07                                       185            188
TFM SA de CV Step Up Bond
   Zero Coupon due 06/15/09                                1,090            629
                                                                     ----------

                                                                         10,176
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 30.8%
Asset Securitization Corp.
 Mortgage Pass-thru Certificate
 Series 1995-MD4 Class A1
   7.100% due 08/13/29                                       958            969
Collateralized Mortgage Securities Corp.
 Series J Class J-5 CMO
   7.985% due 05/01/17                                     1,673          1,697
FDIC REMIC Trust
 Series 1994-C1 Class 2A-2
   7.850% due 09/25/25                                       319            321


                                                       Fixed Income III Fund  99

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Federal Home Loan Mortgage Corp.
   6.500% 15 Year TBA (d)                             $    4,350     $    4,266
   6.000% 15 Year TBA Gold (d)                             1,800          1,735
   6.500% 30 Year TBA (d)                                 12,000         11,494
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Group # 17-0214  8.500% due 02/01/17                      1,280          1,344
 Group # C0-0473  7.500% due 08/01/26                        792            795
 Group # D6-3632  7.000% due 09/01/25                      1,557          1,530
 Group # D6-9873  6.500% due 04/01/26                        764            733
 Group # D7-3397  7.500% due 08/01/26                          2              2
 Group # E0-0485  7.000% due 05/01/12                      1,578          1,576
 Group # G0-0453  6.500% due 03/01/26                        484            464
 Group # G0-0613  7.000% due 12/01/25                      4,604          4,525
 Group # G0-0617  7.000% due 12/01/25                         58             57
 Group # G0-0620  7.000% due 12/01/25                      1,023          1,008
 Group # G0-0715  7.000% due 12/01/25                      4,086          4,052
 Group # G0-0718  7.000% due 06/01/27                      4,102          4,069
 Group # G1-0487  7.000% due 03/01/11                        859            861
 Group # G1-0547  6.000% due 06/01/11                      1,980          1,914
 Group # G1-0691  6.000% due 05/01/12                        644            620
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Series 1014 Class E
   7.950% due 02/15/20                                       750            759
 Series 1754 Class A
   8.500% due 09/15/20                                     2,270          2,317
Federal Home Loan Mortgage Corp.
 Series 1037 Class Z
   9.000% due 02/15/21                                     1,727          1,820
 Series 1934 Class AB
   6.000% due 08/15/07                                     1,200          1,179
Federal National Mortgage Association
 Pool # 124032 10.000% due 02/01/05                          314            329
 Pool # 250329  7.000% due 08/01/25                          272            266
 Pool # 250375  6.500% due 09/01/25                        1,831          1,753
 Pool # 250730  7.000% due 09/01/29                          972            952
 Pool # 265289  7.000% due 05/01/24                           80             79
 Pool # 265560  7.841% due 01/01/24 (b)                    1,995          2,056
 Pool # 275296  7.000% due 07/01/24                          417            411
 Pool # 280365  7.000% due 05/01/24                          681            671
 Pool # 303192  8.500% due 03/01/25                          936            973
 Pool # 303197  8.500% due 03/01/25                          185            192
 Pool # 303383  7.000% due 12/01/09                          519            521
 Pool # 303555  7.000% due 09/01/25                        2,010          1,973
 Pool # 303784  7.000% due 03/01/11                        2,239          2,238
 Pool # 307564  7.000% due 06/01/25                          843            829
 Pool # 312494  7.000% due 07/01/25                          399            393
 Pool # 313232  8.500% due 05/01/25                          690            718
 Pool # 316651  7.000% due 08/01/25                        1,919          1,883
 Pool # 316681  7.000% due 07/01/25                          841            828
 Pool # 317262  7.000% due 07/01/25                          307            302
 Pool # 319580  7.000% due 08/01/25                          106            104
 Pool # 319640  7.000% due 08/01/25                          436            427
 Pool # 324205  7.000% due 09/01/25                          692            679
 Pool # 325918  7.000% due 10/01/25                          331            325
 Pool # 334652  6.500% due 01/01/26                          793            759
 Pool # 366948  6.000% due 03/01/12                          924            891
 Pool # 390286  6.000% due 05/01/12                        1,045          1,008
Federal National Mortgage Association REMIC
 Series 1992-10 Class ZD
   8.000% due 11/25/21                                     1,540          1,532
Government National Mortgage Association
 Pool # 008288  7.125% due 09/20/23 (b)                      617            635
 Pool # 008302  6.875% due 10/20/23 (b)                    1,013          1,038
 Pool # 008496  7.125% due 09/20/24 (b)                    4,401          4,530
 Pool # 008528  6.875% due 10/20/24 (b)                    2,466          2,529
 Pool # 008530  6.875% due 10/20/24 (b)                    2,104          2,159
 Pool # 345644  7.500% due 03/15/24                           70             71
 Pool # 346746  7.000% due 09/15/23                          530            523
 Pool # 352050  7.000% due 10/15/23                          422            417
 Pool # 380893  7.500% due 03/15/24                          348            350
 Pool # 385362  8.000% due 05/15/25                          180            184
 Pool # 385370  8.000% due 06/15/25                          162            166
 Pool # 390348  8.000% due 05/15/25                          688            704
 Pool # 393814  8.000% due 07/15/25                          243            249
 Pool # 410757  8.000% due 05/15/25                          187            191
 Pool # 410838  8.000% due 11/15/25                          188            192
 Pool # 413170  8.000% due 10/15/25                          597            611
 Pool # 416844  8.000% due 08/15/25                          636            651
 Pool # 417192  7.000% due 01/15/26                        1,634          1,603
 Pool # 421389  6.500% due 04/15/26                          489            468
 Pool # 80053   6.000% due 03/20/27                        2,860          2,883
 Pool # 008346  6.875% due 12/20/23 (b)                      708            726
Government National Mortgage Association
   6.500% 30 Year TBA (d)                                  5,000          4,783
   8.000% 30 Year TBA (d)                                    500            512
Merrill Lynch Mortgage Investors, Inc.
 Mortgage Pass-thru Certificate
 Series 1995-C2 Class D
   8.210% due 06/15/21 (b)                                   649            659
Morgan Stanley Capital I, Inc.
 Series HFI Class A2
   7.270% due 07/15/29                                       400            406
 Series WFI Class A2
   7.220% due 07/15/29                                       500            509


100  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Paine Webber Mortgage Acceptance Corp. IV
 Mortgage Pass-thru Certificate
 Series 1995-M1 Class A
   6.700% due 01/15/07                                $      720     $      719
Ryland Mortgage Securities Corp. CMO
 Series 1993-8 Class A
   7.960% due 09/25/23 (b)                                   547            553
                                                                     ----------

                                                                        102,220
                                                                     ----------

MUNICIPAL BONDS - 0.5%
New Jersey Economic Development Authority
 Series A
   7.425% due 02/15/29                                       900            900
 Series B
   Zero Coupon due 02/15/08                                  900            425
   Zero Coupon due 02/15/11                                1,150            428
                                                                     ----------

                                                                          1,753
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.5%
Tennessee Valley Authority
   5.980% due 04/01/36                                     1,730          1,744
                                                                     ----------

                                                                          1,744
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 18.7%
United States Treasury Bond
   8.125% due 08/15/19                                     1,125          1,283
   7.625% due 02/15/25                                     6,050          6,625
United States Treasury Notes
   5.625% due 01/31/98                                       475            475
   6.125% due 03/31/98                                    10,000         10,031
   5.125% due 11/30/98                                     2,150          2,126
   5.625% due 11/30/98                                     3,625          3,609
   5.750% due 12/31/98                                     1,350          1,346
   6.875% due 07/31/99                                       250            254
   8.500% due 02/15/00                                       350            369
   7.125% due 02/29/00                                       425            434
   6.125% due 07/31/00                                       400            399
   5.750% due 10/31/00                                       155            153
   5.625% due 11/30/00                                       400            392
   6.375% due 03/31/01                                     2,400          2,403
   6.250% due 04/30/01                                     1,300          1,296
   6.625% due 06/30/01                                    13,530         13,657
   6.250% due 10/31/01                                    12,900         12,839
   5.750% due 08/15/03                                     1,080          1,043
   7.875% due 11/15/04                                       720            777
   6.500% due 08/15/05                                     1,475          1,471
   6.875% due 05/15/06                                       125            128
United States Treasury
 Principal Only Strip
   Zero Coupon due 05/15/18                                2,025            478
United States Treasury Security
 Interest Only Strips
   Zero Coupon due 2/15/19                                 2,050            461
                                                                     ----------

                                                                         62,049
                                                                     ----------

YANKEE BONDS - 2.1%
Bombril SA
   8.000% due 08/26/98                                       400            397
Brazil, Republic of, Series EI-L
   6.875% due 04/15/06                                     1,292          1,193
Crown Packaging Enterprise, Ltd.
 Step Up Bond
  14.000% due 08/01/06                                       300             15
Fresh Delmonte Produce Series B
  10.000% due 05/01/03                                     1,440          1,487
Montell Financial Co., B.V.
   8.100% due 03/15/27                                       700            719
Rogers Cantel, Inc.
   9.375% due 06/01/08                                       675            712
Royal Bank Canada
   6.000% due 06/14/85 (b)                                   270            246
Santander Finnish Issuances
   6.775% due 09/30/49 (b)                                   250            249
St. George Bank, Ltd.
   7.150% due 10/01/05                                       775            771
Videotron Holdings PLC Step Up Bond
   Zero Coupon due 08/15/05 (b)                              210            175
Videotron Holdings PLC Step Up bond
   Zero Coupon due 07/01/04 (b)                            1,060            955
                                                                     ----------

                                                                          6,919
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $279,634)                                                         282,614
                                                                     ----------


                                                      Fixed Income III Fund  101

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

OPTIONS PURCHASED - 0.0%
United States Treasury Notes
 Sept 99.99 Put (h)                                        2,300*    $       10
                                                                     ----------

TOTAL OPTIONS PURCHASED
(cost $21)                                                                   10
                                                                     ----------

PREFERRED STOCKS - 1.7%
American RE Capital                                       18,100            467
Australia & New Zealand
 Banking Group, Ltd.                                       7,200            195
California Federal Bank
 of Los Angeles Series B                                   4,500            496
California Federal Preferred Capital Corp.
 Series A                                                 44,250          1,143
Credit Lyonnais Capital S.C.A. - ADR                       3,500             90
El Paso Electric Co. Series A8                             4,114            465
Equity Residential Properties Trust                        5,600            144
Highwood Properties, Inc. Series A                         1,025          1,024
Long Island Lighting Co. Series QQ                        16,900            429
Texaco Capital Series B                                    4,000             91
Time Warner, Inc.                                          1,038          1,142
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $5,456)                                                             5,686
                                                                     ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 18.6%
AT&T Capital Corp. Series 4 (MTN)
   6.275% due 06/09/98                                $    1,050          1,050
Federal Home Loan Bank Consolidated
 Discount Notes
   5.560% due 09/12/97 (g)                                 1,000            989
Federal Home Loan Mortgage
 Discount Notes
   5.520% due 08/12/97 (a)(g)                              1,000            994
   5.640% due 09/04/97 (f)(g)                                 50             50
Federal Home Loan Mortgage Corp.
   5.950% due 06/19/98                                     5,000          5,004
Federal National Mortgage Association
 Discount Notes
   5.440% due 09/19/97 (g)                                 1,000            988
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                                        52,108         52,108
United States Treasury Bills (f)(g)
   5.075% due 07/03/97 (a)                                    90             90
   5.200% due 08/21/97 (a)                                   250            248
   5.010% due 10/02/97                                       130            127
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $61,642)                                                           61,648
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $346,753)(c) - 105.4%                                  349,958

OTHER ASSETS AND LIABILITIES,
NET - (5.4%)                                                            (17,900)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  332,058
                                                                     ----------
                                                                     ----------


(a) At cost, which approximates market.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.
(d) Forward Commitment. See Note 2.
(e) Perpetual floating rate note.
(f) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(g) Rate noted is yield-to-maturity (unaudited).
(h) Nonincome-producing security.
 *  Number of contracts.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


102  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1997 (Unaudited)


                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

Eurodollar Financial Futures Contracts
   expiration date 09/97                                     10      $       (1)
Eurodollar Financial Futures Contracts
   expiration date 12/97                                     10              (2)
Eurodollar Financial Futures Contracts
   expiration date 03/98                                     10              (2)
United States Treasury 5 Year Note
   Futures Contracts
   expiration date 09/97                                     17               2
United States Treasury 5 Year Note
   Futures Contracts
   expiration date 03/98                                     91             (66)
United States Treasury 10 Year Note
   Futures Contracts
   expiration date 03/98                                    246             (48)
                                                                     ----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (#)                                           $     (117)
                                                                     ----------
                                                                     ----------


(#) At June 30, 1997, United States Government Securities valued at $515 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

                                                      Fixed Income III Fund  103

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)

ASSETS
Investments at market (identified cost $346,753)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .    $       349,958
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                239
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,478
   Investments sold (regular settlement) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,192
   Investments sold (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,400
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,174
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4
                                                                                                              ---------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            368,445

LIABILITIES
Payables:
   Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . . . . .  $          5,522
   Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . .            30,434
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                26
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . .               176
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                86
   Daily variation margin on futures contracts (Notes 2 and 3) . . . . . . . . . . . . .               143
                                                                                          ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,387
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       332,058
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         4,895
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (2,749)
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,205
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (117)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 19
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                321
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            326,484
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       332,058
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSET VALUE, offering and redemption price per share:
   ($332,057,570 divided by 32,068,155 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         10.35
                                                                                                              ---------------
                                                                                                              ---------------



        The accompanying notes are an integral part of the financial statements.

104  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                              Amounts in thousand

INVESTMENT INCOME:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         9,454
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,226
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                207
                                                                                                              ---------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,887

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            847
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                83
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .                 3
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14
                                                                                          ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,081
                                                                                                              ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,806
                                                                                                              ---------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              342
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (271)
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               37
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .              252                 360
                                                                                          ---------------
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              675
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              142
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (7)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .             (229)                581
                                                                                          ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                941
                                                                                                              ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .    $        10,747
                                                                                                              ---------------
                                                                                                              ---------------



        The accompanying notes are an integral part of the financial statements.

                                                      Fixed Income III Fund  105

FIXED INCOME III FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               Amounts in thousands

                                                                                    FOR THE SIX MONTHS       FOR THE YEAR
                                                                                    ENDED JUNE 30, 1997          ENDED
                                                                                        (UNAUDITED)        DECEMBER 31, 1996
                                                                                    -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             9,806   $           17,058
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . .                  360                 (496)
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . .                  581               (2,840)
                                                                                    -------------------   ------------------

      Net increase (decrease) in net assets resulting from operations. . . . . . .               10,747               13,722
                                                                                    -------------------   ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (4,797)             (17,125)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . .                   --                 (262)
                                                                                    -------------------   ------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .               (4,797)             (17,387)
                                                                                    -------------------   ------------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions (Note 6) . .               34,031               43,277
                                                                                    -------------------   ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .               39,981               39,612

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              292,077              252,465
                                                                                    -------------------   ------------------
   End of period (including undistributed net investment income of
   $4,895 and accumulated distributions in excess of net investment
   income of $114, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .  $           332,058   $          292,077
                                                                                    -------------------   ------------------
                                                                                    -------------------   ------------------


        The accompanying notes are an integral part of the financial statements.

106  Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                               1997*     1996      1995      1994     1993**
                                                                             --------  --------  --------  --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .   $  10.17  $  10.34  $   9.37  $  10.44  $  10.00
                                                                             --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .        .31       .64       .67       .66       .49
   Net realized and unrealized gain (loss) on investments. . . . . . . . .        .03      (.16)      .97     (1.07)      .52
                                                                             --------  --------  --------  --------  --------

      Total Income From Investment Operations. . . . . . . . . . . . . . .        .34       .48      1.64      (.41)     1.01
                                                                             --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .       (.16)     (.64)     (.67)     (.66)     (.48)
   In excess of net investment income. . . . . . . . . . . . . . . . . . .         --      (.01)       --        --        --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . .         --        --        --        --      (.08)
   In excess of net realized gain on investments . . . . . . . . . . . . .         --        --        --        --      (.01)
                                                                             --------  --------  --------  --------  --------

      Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . .       (.16)     (.65)     (.67)     (.66)     (.57)
                                                                             --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .   $  10.35  $  10.17  $  10.34  $   9.37  $  10.44
                                                                             --------  --------  --------  --------  --------
                                                                             --------  --------  --------  --------  --------

TOTAL RETURN (%)(a)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .       3.41      4.88     17.99     (3.89)    10.22

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . . . . . . .    332,058   292,077   252,465   166,620   124,234

   Ratios to average net assets (%)(b)(c):
      Operating expenses, net  . . . . . . . . . . . . . . . . . . . . . .        .70       .73       .61       .20       .20
      Operating expenses, gross  . . . . . . . . . . . . . . . . . . . . .        .70       .73       .61       .20       .40
      Net investment income  . . . . . . . . . . . . . . . . . . . . . . .       6.38      6.32      6.83      7.02      6.30

   Portfolio turnover rate (%)(c). . . . . . . . . . . . . . . . . . . . .     291.40    144.26    141.37    134.11    181.86
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . . .         --        --        --        --     .0003
   Per share amount of fees reimbursed ($ omitted) . . . . . . . . . . . .         --        --        --        --     .0154


*   For the six months ended June 30, 1997 (Unaudited).
**  For the period January 29, 1993 (commencement of operations) to
    December 31, 1993.
(a) Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1993 are annualized.


                                                      Fixed Income III Fund  107

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 1997 (Unaudited)


1.  ORGANIZATION

    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds", of which 23 are in operation as of June 30, 1997. These financial statements report on eight Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    Money Market instruments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so during the six months ended June 30, 1997.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Fixed Income II Fund incurred net realized capital losses of $193,749. As permitted by tax regulations, the Fixed Income II Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

108  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                 12/31/01         12/31/02     12/31/03       12/31/04       TOTALS
                               ------------   ------------   ------------   ------------   ------------
         Fixed Income I        $        --    $(11,500,516)  $         --   $         --   $(11,500,516)
         Fixed Income II          (948,478)     (3,534,633)      (698,949)    (1,824,408)    (7,006,468)
         Fixed Income III               --      (2,010,657)            --       (518,716)    (2,529,373)

    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1997 are as follows:

                                                 GROSS            GROSS             NET
                              FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
                                 COST          APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                             -------------    -----------------------------------------------
         Equity I            $ 887,828,737    $ 189,569,851   $ (10,337,588)    $ 179,232,263
         Equity II             353,821,927       88,791,121      (6,486,048)       82,305,073
         Equity III            192,894,585       35,220,415      (1,724,000)       33,496,415
         Equity Q              815,362,613      223,026,432      (5,808,045)      217,218,387
         International         935,627,689      163,887,845     (31,470,534)       132,417,31
         Fixed Income I        734,257,322        8,685,168      (3,061,490)        5,623,678
         Fixed Income II       240,330,203          824,219      (1,267,422)         (443,203)
         Fixed Income III      346,738,103        4,687,274      (1,461,377)        3,225,897

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

    EXPENSES: The Funds will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Fixed Income III Fund have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing

                                             Notes to Financial Statements  109

FRANK RUSSELL INVESTMENT COMPANY
    time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

    The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1997, are presented on the Statement of Net Assets for the applicable Funds.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such


110  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
    transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

    When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

    The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

    FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

 3. INVESTMENT TRANSACTIONS
    SECURITIES: During the six months ended June 30, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                             PURCHASES          SALES                                 PURCHASES         SALES
                          -------------     -------------                           -------------   -------------
         Equity I         $ 560,592,045     $ 642,327,925     International         $ 407,359,128   $ 383,700,574
         Equity II          185,194,388       166,741,350     Fixed Income I          106,133,056      79,236,861
         Equity III         160,972,428       184,828,236     Fixed Income II          92,373,944      47,936,575
         Equity Q           512,322,844       477,420,754     Fixed Income III         77,370,164      67,106,840


                                             Notes to Financial Statements  111

FRANK RUSSELL INVESTMENT COMPANY

    Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                      PURCHASES             SALES
                                    -------------       ------------
         Fixed Income I             $ 451,228,188       $ 483,899,070
         Fixed Income II              137,658,215         146,352,111
         Fixed Income III             350,387,785         350,221,334

    OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the six months ended June 30, 1997 were as follows:


         EQUITY I                                                               FUTURES CONTRACTS

                                                                                             AGGREGATE
                                                                             NUMBER OF     FACE VALUE OF
                                                                             CONTRACTS     CONTRACTS (1)
                                                                           -------------   -------------
           Outstanding December 31, 1996                                              72   $  20,605,325
           Opened                                                                    579     202,575,581
           Closed                                                                   (446)   (151,467,091)
                                                                           -------------   -------------
           Outstanding June 30, 1997                                                 205   $  71,713,815
                                                                           -------------   -------------
                                                                           -------------   -------------
         EQUITY II                             WRITTEN PUT OPTIONS             FUTURES  CONTRACTS

                                                                                             AGGREGATE
                                             NUMBER OF       PREMIUMS        NUMBER OF     FACE VALUE OF
                                             CONTRACTS       RECEIVED        CONTRACTS     CONTRACTS (1)
                                           -------------   -------------   -------------   -------------
           Outstanding December 31, 1996              30   $     18,659              130   $  24,957,997
           Opened                                     --             --              437      81,993,416
           Closed                                     --             --             (417)    (79,231,085)
           Expired                                   (30)       (18,659)              --              --
                                           -------------   -------------   -------------   -------------
           Outstanding June 30, 1997                  --   $          --             150   $  27,720,328
                                           -------------   -------------   -------------   -------------
                                           -------------   -------------   -------------   -------------
         EQUITY III                                                              FUTURES CONTRACTS
                                                                                             AGGREGATE
                                                                             NUMBER OF     FACE VALUE OF
                                                                             CONTRACTS     CONTRACTS (1)
                                                                           -------------   -------------
          Outstanding December 31, 1996                                               23   $   6,578,350
          Opened                                                                      86      30,871,056
          Closed                                                                     (92)    (32,039,731)
                                                                           -------------   -------------
          Outstanding June 30, 1997                                                   17   $   5,409,675
                                                                           -------------   -------------
                                                                           -------------   -------------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.


112  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

         EQUITY Q                                                               FUTURES CONTRACTS

                                                                                             AGGREGATE
                                                                             NUMBER OF     FACE VALUE OF
                                                                             CONTRACTS     CONTRACTS (1)
                                                                           -------------   -------------
           Outstanding December 31, 1996                                              38   $   8,595,511
           Opened                                                                    267      87,543,081
           Closed                                                                   (235)    (75,073,304)
                                                                           -------------   -------------
           Outstanding June 30, 1997                                                  70   $  21,065,288
                                                                           -------------   -------------
                                                                           -------------   -------------
         INTERNATIONAL                                                           FUTURES CONTRACTS

                                                                                             AGGREGATE
                                                                             NUMBER OF     FACE VALUE OF
                                                                             CONTRACTS     CONTRACTS (1)
                                                                           -------------   -------------
           Outstanding December 31, 1996                                             474   $  67,936,821
           Opened                                                                  2,071     282,341,019
           Closed                                                                 (2,059)   (274,578,066)
                                                                           -------------   -------------
           Outstanding June 30, 1997                                                 486   $  75,699,774
                                                                           -------------   -------------
                                                                           -------------   -------------
         FIXED INCOME I                        WRITTEN PUT OPTIONS

                                             NUMBER OF       PREMIUMS
                                             CONTRACTS       RECEIVED
                                           -------------   -------------
           Outstanding December 31, 1996              --   $          --
           Opened                                  3,200          28,758
           Expired                                (3,200)        (28,758)
                                           -------------   -------------
           Outstanding June 30, 1997                  --   $          --
                                           -------------   -------------
                                           -------------   -------------
         FIXED INCOME III                       WRITTEN PUT OPTIONS            FUTURES  CONTRACTS

                                                                                             AGGREGATE
                                             NUMBER OF       PREMIUMS        NUMBER OF     FACE VALUE OF
                                             CONTRACTS       RECEIVED        CONTRACTS     CONTRACTS (1)
                                           -------------   -------------   -------------   -------------
           Outstanding December 31, 1996              20   $       7,893             301   $  33,297,875
           Opened                                  3,200          28,757             795      90,005,399
           Closed                                     --              --            (712)    (77,697,041)
           Expired                                (3,220)        (36,650)             --              --
                                           -------------   -------------   -------------   -------------
              Outstanding June 30, 1997               --   $          --             384   $  45,606,233
                                           -------------   -------------   -------------   -------------
                                           -------------   -------------   -------------   -------------


(1) The aggregate face value of contracts is computed on the date each contract was opened.

4.  RELATED PARTIES

    MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds (the Money Market and the U.S. Government Money Market Funds are a series of the Investment Company that are not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each fund.


                                             Notes to Financial Statements  113

FRANK RUSSELL INVESTMENT COMPANY

    For the six months ended June 30, 1997, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $13,874,557 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.


                         ANNUAL RATE                          ANNUAL RATE
                         -----------                          -----------
         Equity I            0.60%          International         0.75%
         Equity II           0.75           Fixed Income I        0.30
         Equity III          0.60           Fixed Income II       0.50
         Equity Q            0.60           Fixed Income III      0.55



    The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. The Manager of the Fixed III Fund voluntarily agreed to waive a portion of its 0.55% management fee, to the extent total fund level expenses for the Fund exceed 0.75% of its average daily net assets on an annual basis. There were no waivers for the Fixed Income III Fund for the period ended
    June 30, 1997.

    BOOKKEEPING SERVICES: Fees for bookkeeping and analytic services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") and TruVP System to the Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports, whereas the TruVP System provides analytics used by the investment department. The Funds' fees for the six months ended June 30, 1997 were $213,557. The PVS System portion of the service agreement was terminated during 1997.

    TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1997 were $970,659.

    DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

    ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1997 WERE AS FOLLOWS:

                                    MANAGEMENT    BOOKKEEPING      TRANSFER
                                       FEES       SERVICE FEES    AGENT FEES      TOTALS
                                   ------------   ------------   ------------   ------------
         Equity I                  $    526,840   $     14,590   $     42,032   $    583,462
         Equity II                      260,651         10,696         33,532        304,879
         Equity III                     112,043          5,169         17,021        134,233
         Equity Q                       503,396          6,529         41,280        551,205
         International                  650,483         30,477         51,006        731,966
         Fixed Income I                 172,114          9,182         27,976        209,272
         Fixed Income II                 99,151          6,721         20,457        126,329
         Fixed Income III               147,451          7,223         21,119        175,793
                                   ------------   ------------   ------------   ------------
                                   $  2,472,129   $     90,587   $    254,423   $  2,817,139
                                   ------------   ------------   ------------   ------------
                                   ------------   ------------   ------------   ------------

    BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after


114  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
    reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the six months ended June 30, 1997 were as follows:

         Equity I           $   49,295       Equity III        $   28,105
         Equity II               4,906       International         88,732

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $50,202 for the six months ended June 30, 1997, and were allocated to each Fund on a pro rata basis, including 15 affiliated funds not represented herein.

 5. MONEY MARKET FUND

    The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund
    (a series of Frank Russell Investment Company not presented herein). As of June 30, 1997, $307,771,000 of the Money Market Fund's net assets represents investments by these Funds and $398,170,000 represents the investments of other affiliated Funds not presented herein.

6.  FUND SHARE TRANSACTIONS

    Share transactions were as follows:

                                                               SHARES                                     AMOUNTS
                                             -----------------------------------------   -----------------------------------------
                                             FOR THE SIX MONTHS      FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED JUNE 30, 1997         ENDED           ENDED JUNE 30, 1997          ENDED
                                                (UNAUDITED)         DECEMBER 31, 1996        (UNAUDITED)        DECEMBER 31, 1996
                                             -------------------   -------------------   -------------------   -------------------
     EQUITY I

            Proceeds from shares sold                  4,626,762             8,775,051   $       145,752,826   $       259,990,186
            Proceeds from reinvestment
              of distributions                           887,007             3,653,485            28,016,539           107,746,730
            Payments for shares redeemed              (6,280,315)           (7,566,740)         (195,393,007)         (228,747,218)
                                             -------------------   -------------------   -------------------   -------------------
            Total net increase (decrease)               (766,546)            4,861,796   $       (21,623,642)  $       138,989,698
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------
     EQUITY II

            Proceeds from shares sold                  2,304,489             3,958,072   $        68,142,073   $       119,536,766
            Proceeds from reinvestment
                of distributions                         251,701             1,337,201             7,587,785            38,886,095
            Payments for shares redeemed              (1,550,125)           (2,794,591)          (45,781,318)          (86,009,252)
                                             -------------------   -------------------   -------------------   -------------------
            Total net increase (decrease)              1,006,065             2,500,682   $        29,948,540   $        72,413,609
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------

     EQUITY III

            Proceeds from shares sold                    627,204             1,683,661   $        19,125,217   $        50,259,727
            Proceeds from reinvestment
              of distributions                           274,343             1,116,778             8,352,490            32,500,662
            Payments for shares redeemed              (1,563,146)           (2,974,943)          (47,643,356)          (90,321,893)
                                             -------------------   -------------------   -------------------   -------------------
            Total net increase (decrease)               (661,599)             (174,504)  $       (20,165,649)  $        (7,561,504)
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------


                                            Notes to Financial Statements  115

FRANK RUSSELL INVESTMENT COMPANY

                                                               SHARES                                     AMOUNTS
                                             -----------------------------------------   -----------------------------------------
                                             FOR THE SIX MONTHS      FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED JUNE 30, 1997         ENDED           ENDED JUNE 30, 1997          ENDED
                                                (UNAUDITED)         DECEMBER 31, 1996        (UNAUDITED)        DECEMBER 31, 1996
                                             -------------------   -------------------   -------------------   -------------------
     EQUITY Q

         Proceeds from shares sold                     5,235,878             7,321,433   $       177,040,277   $       234,003,820
         Proceeds from reinvestment
           of distributions                              694,378             2,845,096            23,938,329            90,801,198
         Payments for shares redeemed                 (3,608,886)           (5,729,549)         (124,621,867)         (186,870,315)
                                             -------------------   -------------------   -------------------   -------------------
         Total net increase (decrease)                 2,321,370             4,436,980   $        76,356,739   $       137,934,703
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------

    INTERNATIONAL

         Proceeds from shares sold                     5,067,688             7,697,721   $       186,279,879   $       288,204,022
         Proceeds from reinvestment
           of distributions                              286,874             1,016,218            10,427,883            37,375,538
         Payments for shares redeemed                 (4,162,975)           (5,431,548)         (153,680,260)         (203,491,100)
                                             -------------------   -------------------   -------------------   -------------------
         Total net increase (decrease)                 1,191,587             3,282,391   $        43,027,502   $       122,088,460
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------
    FIXED INCOME I

         Proceeds from shares sold                     5,821,171            10,114,528   $       121,835,213   $       213,565,349
         Proceeds from reinvestment
           of distributions                              497,558             1,613,448            10,240,667            33,578,468
         Payments for shares redeemed                 (4,587,502)           (9,711,571)          (95,801,339)         (203,926,174)
                                             -------------------   -------------------   -------------------   -------------------
         Total net increase (decrease)                 1,731,227             2,016,405   $        36,274,541   $        43,217,643
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------

   FIXED INCOME II

         Proceeds from shares sold                     3,529,738             4,900,949   $        64,979,384   $       $90,321,507
         Proceeds from reinvestment
            of distributions                             169,579               518,160             3,092,163             9,481,619
         Payments for shares redeemed                 (3,013,765)           (3,169,389)          (55,481,711)          (58,413,181)
                                             -------------------   -------------------   -------------------   -------------------
         Total net increase (decrease)                   685,552             2,249,720   $        12,589,836   $        41,389,945
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------


116  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

                                                               SHARES                                     AMOUNTS
                                             -----------------------------------------   -----------------------------------------
                                             FOR THE SIX MONTHS      FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                             ENDED JUNE 30, 1997         ENDED           ENDED JUNE 30, 1997          ENDED
                                                (UNAUDITED)         DECEMBER 31, 1996        (UNAUDITED)        DECEMBER 31, 1996
                                             -------------------   -------------------   -------------------   -------------------
   FIXED INCOME III
       Proceeds from shares sold                       7,341,855            11,479,120   $        74,902,326   $       116,456,798
       Proceeds from reinvestment
          of distributions                               443,455             1,651,840             4,434,554            16,602,395
       Payments for shares redeemed                   (4,446,648)           (8,829,297)          (45,305,872)          (89,782,456)
                                             -------------------   -------------------   -------------------   -------------------
       Total net increase (decrease)                   3,338,662             4,301,663   $        34,031,008   $        43,276,737
                                             -------------------   -------------------   -------------------   -------------------
                                             -------------------   -------------------   -------------------   -------------------


7.  DIVIDENDS
    On July 1, 1997, the Board of Trustees declared the following dividends from net investment income payable on July 10, 1997, to shareholders of record on July 2, 1997:

         Equity I       $   0.0884           Fixed Income I      $   0.3414
         Equity II          0.0385           Fixed Income II         0.2700
         Equity III         0.1497           Fixed Income III        0.1559
         Equity Q           0.1134


                                              Notes to Financial Statements  117

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

CUSTODIAN
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRES
   909 A Street
   Tacoma, WA  98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402


MONEY MANAGERS

EQUITY I
   Alliance Capital Management L.P., Minneapolis, MN
   Barclays Global Fund Advisors, San Francisco, CA
   Equinox Capital Management, Inc., New York, NY
   INVESCO Capital Management, Inc., Atlanta, GA
   Lincoln Capital Management Company, Chicago, IL
   Peachtree Asset Management, Atlanta, GA
   Schneider Capital Management, Wayne, PA
   Suffolk Capital Management, Inc., New York, NY
   Trinity Investment Management Corporation, Boston, MA

EQUITY II
   Delphi Management, Inc., Boston, MA
   Fiduciary International, Inc., New York, NY
   GlobeFlex Capital, L.P., San Diego, CA
   Jacobs Levy Equity Management, Inc., Roseland, NJ
   Sirach Capital Management, Inc., Seattle, WA
   Wellington Management Company LLP, Boston, MA

EQUITY III
   Brandywine Asset Management, Inc., Wilmington, DE
   Equinox Capital Management, Inc., New York, NY
   Trinity Investment Management Corporation, Boston, MA

EQUITY Q
   Barclays Global Fund Advisors, San Francisco, CA
   Franklin Portfolio Associates Trust, Boston, MA
   J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL
   J.P. Morgan Investment Management, Inc., New York, NY
   Marathon Asset Management Limited, London, England
   Oechsle International Advisors, Boston, MA
   Rowe Price-Fleming International, Inc., Baltimore, MD
   Sanford C. Bernstein & Co., Inc., New York, NY
   The Boston Company Asset Management, Inc., Boston, MA

FIXED INCOME I
   Lincoln Capital Management Company, Chicago, IL
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME II
   BlackRock Financial Management, New York, NY
   Standish, Ayer & Wood, Inc., Boston, MA
   STW Fixed Income Management, Ltd., Hamilton, Bermuda

FIXED INCOME III
   BEA Associates, New York, NY
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


118  Manager, Money Managers and Service Providers

                        FRANK RUSSELL INVESTMENT
                        COMPANY

                        Frank Russell Investment Company
                        is a "series mutual fund" with 28
                        different investment portfolios.
                        These financial statements report
                        on eight Funds, each of which has
                        distinct investment objectives and
                        strategies.


                        FRANK RUSSELL INVESTMENT
                        MANAGEMENT COMPANY

                        Responsible for overall management
                        and administration of the Funds.


                        FRANK RUSSELL COMPANY

                        Consultant to Frank Russell
                        Investment Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                                RUSSELL FUNDS

                              SEMIANNUAL REPORT

                               JUNE 30, 1997
                                (UNAUDITED)



                             TABLE OF CONTENTS



                                                                  Page

         Letter to Our Clients . . . . . . . . . . . . . .          1

         Diversified Equity Fund . . . . . . . . . . . . .          2

         Special Growth Fund . . . . . . . . . . . . . . .         16

         Equity Income Fund. . . . . . . . . . . . . . . .         32

         Quantitative Equity Fund. . . . . . . . . . . . .         42

         International Securities Fund . . . . . . . . . .         54

         Diversified Bond Fund . . . . . . . . . . . . . .         74

         Volatility Constrained Bond Fund. . . . . . . . .         92

         Multistrategy Bond Fund . . . . . . . . . . . . .        100

         Notes to Financial Statements . . . . . . . . . .        112

         Manager, Money Managers and Service Providers . .        124


FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS
Copyright -C- Frank Russell Company 1997. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                                                  FRANK RUSSELL
                                                             INVESTMENT COMPANY
                                                                   909 A Street
                                                      Tacoma, Washington  98402
                                                               Fax 253-596-2497
                                                                   800-832-6688


TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1997 Semiannual Report. This report covers information on the Funds' first six months of our sixteenth year in operation.

We continue to focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in the first half of 1997, as our funds performed well against their benchmarks and attracted many new investors, creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each fund is carefully monitored by Russell's investment professionals to ensure the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group within Frank Russell Company.

Since the close of 1996 we have increased our number of investment offerings. In June, we reopened the Money Market Fund to direct client investment. This Fund received the IBC Money Fund Report Award for the highest 12-month total return for 1996 in the Taxable Institutions-Only category, from IBC Financial Data, Inc. in January of this year. We are also pleased to announce the availability of our five new funds of funds products, the LifePoints-Registered Trademark- Strategy Funds. Each of these funds invests in a different combination of other underlying funds which, in turn, invest in different combinations of stocks, bonds and cash equivalents. We believe these funds provide our clients with additional flexibility in meeting their goals.

We look forward to the remainder of 1997 and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.

Sincerely,



/s/ George F. Russell, Jr.             /s/ Lynn L. Anderson
George F. Russell, Jr.                 Lynn L. Anderson
Chairman                               President and Chief Executive Officer
Frank Russell Company                  Frank Russell Investment Company


All persons dealing with FRANK RUSSELL INVESTMENT COMPANY, a Massachusetts business trust, must look solely to the Trust for the enforcement of any claim against the Trust, as the Trustees, officers, agents or Shareholders of the Trust assume no personal liability whatsoever for the obligations entered into on behalf of the Trust.


                                                 [LOGO]
                                                 Tacoma    London    Sydney
                                                 New York  Zurich    Tokyo
                                                 Toronto   Paris     Auckland

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 90.9%
BASIC INDUSTRIES - 5.3%
Air Products & Chemicals, Inc.                           10,800     $      877
Albemarle Corp.                                          12,900            272
Aluminum Co. of America                                  42,700          3,219
ASARCO, Inc.                                             10,600            325
Bethlehem Steel Corp. (a)                                 6,700             70
Boliden Ltd. (a)                                        173,200            922
Bowater, Inc.                                             1,400             65
Consolidated Papers, Inc.                                 1,400             76
Crown Cork & Seal Co., Inc.                              47,600          2,544
Cyprus Amax Minerals Co.                                  1,800             44
Cytec Industries, Inc.                                    1,100             41
Dexter Corp.                                             20,000            640
Dow Chemical Co.                                         11,500          1,002
Eastman Chemical Co.                                     27,300          1,734
Ethyl Corp.                                               2,200             20
First Brands Corp.                                          600             14
Fort Howard Corp. (a)                                     4,300            217
Gaylord Container Corp. Class A (a)                     293,700          2,258
Goodrich (B.F.) Co.                                       9,900            429
Great Lakes Chemical Corp.                                2,300            120
Hexcel Corp. (a)                                         95,000          1,639
Illinois Tool Works, Inc.                                20,700          1,034
IMC Global, Inc.                                         20,000            700
Inland Steel Industries, Inc.                            28,600            747
International Specialty Products (a)                      3,300             46
James River Corp. of Virginia                            50,900          1,883
Lone Star Technologies, Inc. (a)                         40,000          1,145
Lubrizol Corp.                                            8,500            356
Mead Corp.                                               14,300            890
Minnesota Mining & Manufacturing Co.                     24,475          2,496
Monsanto Co.                                            178,800          7,700
Nalco Chemical Co.                                        3,500            135
Owens-Illinois, Inc. (a)                                  3,300            102
Pechiney S.A. - ADR                                      45,000            878
Phelps Dodge Corp.                                        6,200            528
Potlatch Corp.                                            9,100            412
Praxair, Inc.                                            37,000          2,072
Precision Castparts Corp.                                11,400            680
Reynolds Metals Co.                                      20,900          1,489
Rhone Poulenc SA - ADR                                   23,481            977
Sealed Air Corp. (a)                                      3,300            157
Sequa Corp. (a)                                          10,000            564
Sonoco Products Co.                                      13,000            396
St. Laurent Paperboard, Inc. (a)                         50,000            778
St. Laurent Paperboard, Inc. (units)(a)                  10,000            156
Stone Container Corp.                                    80,900          1,158
Union Carbide Corp.                                      10,800            508
USX-U.S. Steel Group                                     21,400            750
Westvaco Corp.                                           21,600            679
Whittaker Corp. (a)                                      85,000            946
Witco Chemical Corp.                                     10,000            379
                                                                    ----------

                                                                        47,269
                                                                    ----------

CAPITAL GOODS - 5.1%
AGCO CORP.                                                5,800            208
Albany International Corp. Class A                       55,000          1,238
Alcatel Alsthom Compagnie Generale
 d'Electricite - ADR (a)                                 87,903          2,220
Arrow Electronics, Inc. (a)                               2,900            154
Ball Corp.                                               15,000            451
Boston Scientific Corp. (a)                              29,300          1,800
Briggs & Stratton Corp.                                   7,700            385
Browning-Ferris Industries, Inc.                            500             17
Caterpillar, Inc.                                        17,300          1,858
Cooper Industries, Inc.                                  21,400          1,065
Crane Co.                                                 9,600            401
Cummins Engine Co., Inc.                                 16,600          1,171
DSC Communications Corp. (a)                             15,600            347
Exide Corp.                                              60,000          1,316
Foster Wheeler Corp.                                     37,700          1,527
General Electric Co.                                    116,800          7,636
Harnischfeger Industries, Inc.                           19,800            822
Harsco Corp.                                             15,000            608
Hubbell, Inc. Class B                                     1,100             48
Ingersoll-Rand Co.                                       47,500          2,933
Johnson Controls, Inc.                                   32,000          1,314
Kaiser Ventures, Inc. (a)                                78,900            868
Magna International, Inc. Class A                        23,000          1,384
Mannesmann AG - ADR                                       2,000            891
Martin Marietta Materials, Inc.                             300             10
National Service Industries, Inc.                         2,500            122
Novellus Systems, Inc. (a)                               16,500          1,419
Parker-Hannifin Corp.                                    29,700          1,802
Philips Electronics - ADR                                20,000          1,437
Safeguard Scientifics, Inc.                                 600             19
SPS Technologies, Inc. (a)                               14,200          1,005
Tecumseh Products Co. Class A                            11,300            677
Tyco International, Ltd. (a)                             72,500          5,043
U.S. Filter Corp. New (a)                                48,600          1,324
USA Waste Services, Inc. (a)                             30,400          1,174
Weatherford Enterra, Inc. (a)                             5,700            219
Westinghouse Electric Corp.                              20,700            479
                                                                    ----------

                                                                        45,392
                                                                    ----------

CONSUMER BASICS - 20.1%
Abbott Laboratories                                      42,000          2,803


2  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Alliance Pharmaceutical Corp. (a)                        35,000     $      346
ALZA Corp. (a)                                            8,500            246
American Home Products Corp.                             80,900          6,189
American Stores Co.                                      29,000          1,432
Apria Healthcare Group, Inc. (a)                         45,000            799
Archer-Daniels-Midland Co.                               78,487          1,844
Astra AB Class A - ADR                                  141,333          2,685
Baxter International, Inc.                               66,200          3,459
Bergen Brunswig Corp. Class A                               375             10
Beverly Enterprises, Inc. (a)                            18,000            292
Biomet, Inc.                                             80,500          1,499
Bristol-Myers Squibb Co.                                 98,300          7,962
Campbell Soup Co.                                        32,300          1,615
Cardinal Health, Inc.                                    27,950          1,600
Centocor, Inc. (a)                                       37,000          1,147
Chiquita Brands International, Inc.                      43,600            599
ChiRex, Inc. (a)                                         97,500          1,158
Chiron Corp.                                              2,100             44
Coca-Cola Co. (The)                                     128,600          8,681
Coca-Cola Enterprises, Inc.                              48,800          1,122
Colgate-Palmolive Co.                                    33,400          2,179
Columbia/HCA Healthcare Corp.                           186,650          7,338
Corning, Inc.                                            30,000          1,669
CPC International, Inc.                                  20,900          1,929
CVS Corp.                                                14,800            759
Dole Food, Inc.                                          31,600          1,351
General Nutrition Companies, Inc. (a)                    11,000            307
Genzyme Corp.                                             7,300            202
Gillette Co.                                             48,623          4,607
Great Atlantic & Pacific Tea Co., Inc.                   15,100            411
Health Management Associates Class A (a)                 30,800            878
HealthCare COMPARE (a)                                   13,900            728
HEALTHSOUTH Rehabilitation Corp.                         13,000            324
Heinz (H.J.) Co.                                          1,200             55
Hillenbrand Industries, Inc.                                800             38
Hudson Foods, Inc.                                       30,000            489
Humana, Inc. (a)                                         17,100            395
IBP, Inc.                                                40,700            946
Integrated Health Services, Inc.                         27,000          1,040
International Multifoods Corp.                           43,500          1,093
Interneuron Pharmaceuticals, Inc. (a)                     4,900             99
Johnson & Johnson                                       114,000          7,339
Lilly (Eli) & Co.                                        20,700          2,263
Lincare Holdings, Inc. (a)                                6,600            284
Matrix Pharmaceutical, Inc. (a)                           5,900             39
McCormick & Co., Inc.                                     1,800             45
McKesson Corp.                                           15,300          1,186
Medtronic, Inc.                                          25,600          2,074
Merck & Co., Inc.                                        89,100          9,222
Mylan Laboratories, Inc.                                185,000          2,729
North American Vaccine, Inc. (a)                         20,000            386
Oxford Health Plans, Inc. (a)                            17,600          1,263
PepsiCo, Inc.                                           227,600          8,549
Pfizer, Inc.                                            105,400         12,595
Philip Morris Cos., Inc.                                463,525         20,569
PhyCor, Inc. (a)                                          7,000            241
Procter & Gamble Co.                                     30,700          4,336
Quaker Oats Co.                                          19,900            893
Quorum Health Group, Inc. (a)                            12,500            444
Ralston-Purina Group                                      8,400            690
RJR Nabisco Holdings Corp.                               50,200          1,657
Rykoff-Sexton, Inc.                                      50,000          1,166
Sara Lee Corp.                                           31,550          1,313
Savannah Foods & Industries, Inc.                        30,000            527
Schering-Plough Corp.                                    97,400          4,663
Smithkline Beecham PLC - ADR                             34,000          3,115
Standard Commercial Corp.                                29,934            520
Tenet Healthcare Corp. (a)                               54,875          1,622
Total Renal Care Holdings, Inc. (a)                       3,600            145
Tyson Foods, Inc. Class A                                10,000            190
U.S. Surgical Corp.                                      31,500          1,173
Unilever NV                                              13,600          2,965
United Healthcare Corp.                                  61,100          3,177
Universal Corp.                                          34,800          1,105
US Bioscience, Inc. (a)                                  75,750            729
W. R. Grace & Co.                                        60,300          3,324
Warner-Lambert Co.                                       14,300          1,777
Watson Pharmaceuticals, Inc. (a)                          2,300             97
Weis Markets, Inc.                                        2,000             58
Wellpoint Health Networks, Inc. Class A (a)              14,237            653
                                                                    ----------

                                                                       177,492
                                                                    ----------

CONSUMER DURABLES - 2.0%
Electrolux AB - ADR                                      15,000          1,080
Chrysler Corp.                                           73,100          2,399
Cooper Tire & Rubber Co.                                110,200          2,424
Eaton Corp.                                               8,000            698
Elsag Bailey Process Automation NV (a)                   50,000            919
Ford Motor Co.                                          134,693          5,085
General Motors Corp.                                      2,800            156
Lear Corp. (a)                                           10,600            470
Leggett & Platt, Inc.                                     4,200            181
PACCAR, Inc.                                             16,600            770
Standard Products Co.                                    15,000            379
Sunbeam Oster, Inc.                                      15,000            566
UNC, Inc. (a)                                            21,500            314
Whirlpool Corp.                                          45,200          2,466
                                                                    ----------

                                                                        17,907
                                                                    ----------


                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONSUMER NON-DURABLES - 7.4%
Anheuser-Busch Cos., Inc.                                 6,100     $      256
Barry (R.G.) Corp. (a)                                   90,000          1,091
Bed Bath & Beyond, Inc. (a)                               3,600            109
Borders Group, Inc.                                      13,700            331
Canandaigua Wine, Inc. Class A (a)                       35,000          1,186
CompUSA, Inc.                                            10,900            234
Costco Companies, Inc. (a)                                1,700             56
Dayton Hudson Corp.                                     107,600          5,723
Dollar Tree Stores, Inc. (a)                              1,300             65
Eastman Kodak Co.                                        49,000          3,761
Estee Lauder Companies Class A                              900             45
Federated Department Stores, Inc. (a)                    33,300          1,157
Fruit of the Loom, Inc. Class A (a)                      10,400            322
Gap, Inc.                                                72,000          2,799
Hills Store Co. (a)                                      17,926             62
Home Depot, Inc. (The)                                   73,900          5,094
Ikon Office Solutions, Inc.                              38,300            955
Intimate Brands, Inc. Class A                             3,200             67
Jones Apparel Group, Inc.                                24,600          1,175
Kellwood Co.                                             50,000          1,387
Kmart Corp. (a)                                         115,600          1,416
Kohl's Corp. (a)                                         35,600          1,885
Limited, Inc. (The)                                     133,000          2,693
Liz Claiborne, Inc.                                       6,700            312
Lowe's Cos., Inc.                                        47,600          1,767
Mark Bros. Jewelers, Inc. (a)                            80,000            980
Mattel, Inc.                                            198,041          6,709
May Department Stores Co.                                31,500          1,488
Newell Co.                                               11,400            452
NIKE, Inc. Class B                                       32,200          1,880
Nine West Group, Inc. (a)                                19,300            737
Nordstrom, Inc.                                           2,500            123
Payless ShoeSource, Inc. (a)                             15,300            837
PeopleSoft, Inc.                                          9,200            485
Phar-Mor, Inc. (a)                                       98,500            609
Pluma, Inc. (a)                                          35,400            544
Polaroid Corp.                                           14,000            777
Rayonier, Inc.                                            1,300             55
Salant Corp. (a)                                        149,400            448
Sears Roebuck & Co.                                     145,700          7,831
Tiffany & Co.                                             6,600            305
TJX Cos., Inc.                                           23,300            615
Toys "R" Us, Inc. (a)                                    85,000          2,975
V.F. Corp.                                                1,400            119
Wal-Mart Stores, Inc.                                    65,600          2,218
Warnaco Group, Inc. Class A                              16,300            520
Zale Corp. (a)                                           33,000            654
                                                                    ----------

                                                                        65,309
                                                                    ----------

CONSUMER SERVICES - 2.9%
AMR Corp. (a)                                            17,700          1,637
Brinker International, Inc. (a)                          36,300            517
Carnival Corp. Class A                                   62,000          2,558
Continental Airlines, Inc. Class B                       12,800            447
Cracker Barrel Old Country Store, Inc.                    3,200             84
Darden Restaurants, Inc.                                  8,400             76
Delta Air Lines, Inc.                                    11,200            918
Disney (Walt) Co.                                        54,600          4,382
Grand Casinos, Inc. (a)                                     900             13
Harrah's Entertainment, Inc. (a)                         20,700            378
Hilton Hotels Corp.                                      21,600            574
International Game Technology                             5,100             91
King World Productions, Inc.                             24,800            868
KLM Royal Dutch Airlines                                 35,272          1,089
Lone Star Steakhouse & Saloon (a)                           500             13
Marriot International, Inc.                               7,800            479
MGM Grand, Inc. (a)                                       4,400            163
Mirage Resorts, Inc. (a)                                  9,100            230
Northwest Airlines Corp. Class A (a)                     64,100          2,332
Promus Hotel Corp. (a)                                    1,400             54
Servico, Inc. (a)                                        64,700            962
UAL Corp. (a)                                           102,500          7,335
USAir Group, Inc. (a)                                     2,900            102
                                                                    ----------

                                                                        25,302
                                                                    ----------

ENERGY - 6.4%
Amerada Hess Corp. NPV                                   54,200          3,011
Amoco Corp.                                              44,250          3,847
Apache Corp.                                             27,100            881
Ashland, Inc.                                            12,500            580
Atlantic Richfield Co.                                   35,200          2,482
Baker Hughes, Inc.                                       82,300          3,184
British Petroleum Co. PLC - ADR                          67,038          5,019
Burlington Resources, Inc.                                8,700            384
Crown Centennial Petroleum Co. Class B (a)               62,000            922
Dresser Industries, Inc.                                    900             33
Enron Oil & Gas Co.                                      10,600            192
ENSCO International, Inc. (a)                             7,900            417
Enserch Exploration, Inc. (a)                               900             10
Exxon Corp.                                              98,900          6,082
Halliburton Co.                                           5,300            420
Kerr-McGee Corp.                                         21,500          1,363
LTV Corp.                                                14,800            211
Lyondell Petrochemical Co.                               20,000            436
Mapco, Inc.                                              24,700            778
McDermott International, Inc.                            40,000          1,167
Mobil Corp.                                              19,000          1,328
Murphy Oil Corp.                                         19,400            946


4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Occidental Petroleum Corp.                               60,700     $    1,521
Petroleum Heat & Power, Inc. Class A                    253,844            682
Phillips Petroleum Co.                                   53,000          2,319
Questar Corp.                                               500             20
Rowan Cos., Inc. (a)                                     50,000          1,409
Royal Dutch Petroleum Co.                                48,000          2,610
Santa Fe International Corp. (a)                          4,500            153
Schlumberger, Ltd.                                       20,200          2,525
Smith International, Inc. (a)                             4,700            285
Sun Co., Inc.                                             3,200             99
Texaco, Inc.                                             20,300          2,208
Tosco Corp.                                              58,680          1,757
Transocean Offshore, Inc.                                23,100          1,678
Ultramar Diamond Shamrock Corp.                           4,900            160
Union Pacific Resources Group, Inc.                       5,900            147
Unocal Corp.                                             37,900          1,471
USX-Marathon Group                                       93,700          2,706
Valero Energy Corp.                                      33,700          1,222
                                                                    ----------

                                                                        56,665
                                                                    ----------

FINANCE - 15.9%
AEGON N.V. (American Registered Shares)                   1,588            111
Aetna, Inc.                                              40,600          4,156
AFLAC, Inc.                                              57,000          2,693
Ahmanson (H.F.) & Co.                                    60,300          2,593
Allmerica Financial Corp.                                 4,100            163
Allstate Corp.                                           62,008          4,527
AMBAC, Inc.                                               9,000            687
American Express Co.                                     42,700          3,181
American General Corp.                                    4,317            206
American International Group, Inc.                       63,662          9,510
AmSouth Bancorp                                          32,200          1,218
ARM Financial Group, Inc. Class A (a)                     4,400             88
Banc One Corp.                                           31,950          1,548
BankAmerica Corp.                                        37,800          2,440
BankBoston Corp.                                         27,700          1,996
Barnett Banks, Inc.                                      27,900          1,465
Bear Stearns Cos., Inc.                                  20,352            696
Beneficial Corp.                                         13,500            959
Charter One Financial, Inc.                               4,000            215
Chase Manhattan Corp.                                    97,600          9,473
Chubb Corp. (The)                                        32,900          2,200
Citicorp                                                 38,700          4,666
Coast Savings Financial, Inc. (a)                        22,900          1,041
Comerica, Inc.                                           14,100            959
Commerce Bancshares, Inc.                                 2,150             97
Conseco, Inc.                                            59,368          2,197
CoreStates Financial Corp.                                7,300            392
Danielson Holding Corp. (a)                             100,000            787
Dime Bancorp, Inc.                                       12,400            217
Edwards (A.G.), Inc.                                     17,700            757
Equitable Companies, Inc.                                13,500            449
Everest Reinsurance Holdings, Inc.                       18,300            725
Federal Home Loan Mortgage Corp.                         46,800          1,609
Federal National Mortgage Association                   129,900          5,667
First America Bank Corp.                                  3,000            137
First American Corp.                                      5,200            200
First Chicago NBD Corp.                                  16,995          1,028
First Union Corp.                                        15,400          1,425
Fleet Financial Group, Inc.                              15,600            987
General Re Corp.                                         21,200          3,858
Golden West Financial Corp.                               5,100            357
Great Western Financial Corp.                            37,600          2,021
Green Tree Financial Corp.                               12,100            431
Hartford Financial Services Group (The), Inc.             9,400            778
Horace Mann Educators Corp.                               6,300            309
Household International Corp.                            36,100          4,239
Jefferson-Pilot Corp.                                     2,900            203
Lehman Brothers Holdings, Inc.                           18,200            737
Liberty Corp.                                            12,000            489
Loews Corp.                                               5,200            521
MBIA, Inc.                                               15,300          1,726
MBNA Corp.                                              186,075          6,815
Mercantile Bankshares Corp.                               4,200            167
Mercury General Corp.                                     2,800            204
Merrill Lynch & Co., Inc.                               102,200          6,094
MGIC Investment Corp.                                    14,400            690
Money Store, Inc.                                         1,100             31
Morgan Stanley, Dean Witter Discover and Co.            178,815          7,700
National City Corp.                                       8,700            457
NationsBank Corp.                                        59,900          3,864
Northern Trust Corp.                                      9,100            440
Norwest Corp.                                            25,600          1,440
Old Republic International Corp.                         73,800          2,237
Pacific Century Financial Corp.                          11,700            541
PaineWebber Group, Inc.                                  35,800          1,253
PNC Bank Corp.                                           46,300          1,927
Progressive Corp.                                         7,100            618
Provident Companies, Inc.                                17,027            911
Providian Financial Corp.                                 6,000            193
Reliastar Financial Corp.                                15,000          1,097
Republic New York Corp.                                   2,600            279
Robert Half International, Inc. (a)                         700             33
Salomon, Inc.                                            32,000          1,780
Scor SA - ADR                                            15,600            634
Signet Banking Corp.                                     23,200            835


                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

SouthTrust Corp.                                         54,300     $    2,247
St. Paul Cos., Inc.                                      12,800            976
Star Banc Corp.                                           2,400            101
State Street Corp.                                        9,000            416
Student Loan Marketing Association                        3,400            432
SunAmerica, Inc.                                          1,000             49
SunTrust Banks, Inc.                                     49,000          2,698
Torchmark Corp.                                           9,500            677
Transamerica Financial Corp.                             11,200          1,048
Transatlantic Holdings, Inc.                              3,900            387
U.S. Bancorp of Oregon                                    3,700            237
Uniao de Bancos Brasileiros S.A. - GDR (a)               28,300          1,051
Unitrin, Inc.                                               300             18
Wachovia Corp.                                           10,700            624
Zurich Reins Centre Holdings, Inc.                        3,600            142
                                                                    ----------

                                                                       140,477
                                                                    ----------

GENERAL BUSINESS - 3.3%
AccuStaff, Inc. (a)                                      30,100            713
ACNielsen Corp. (a)                                      27,100            532
America Online, Inc. (a)                                 14,100            784
American Greetings Corp. Class A                         18,300            677
Ascend Communications, Inc. (a)                          52,400          2,057
Automatic Data Processing, Inc.                         121,750          5,722
Central Newspapers, Inc. Class A                         10,200            731
Clear Channel Communications, Inc.                       10,800            664
Comdisco, Inc.                                           11,400            296
Cox Communications, Inc. Class A (a)                     36,900            886
CUC International, Inc.                                  41,000          1,058
Ecolab, Inc.                                              4,000            191
Figgie International Holdings, Inc. Class A (a)          67,000            905
First Data Corp.                                         56,600          2,487
Harland (John H.) Co.                                     7,000            160
Interpublic Group Cos., Inc.                              3,000            184
Manpower, Inc.                                            7,300            325
Meredith Corp.                                            8,100            235
Metromedia International Group, Inc. (a)                 25,000            317
New York Times Co. Class A                               10,500            520
Nextel Communications, Inc. Class A (a)                   3,900             74
Olsten Corp.                                              2,300             45
Omnicom Group, Inc.                                       5,100            314
Omnipoint Corp. (a)                                       1,400             23
Paging Network, Inc. (a)                                  2,300             20
Pittston Brink's Group                                      600             18
Quintiles Transnational Corp. (a)                        14,200            987
SBC Communications, Inc.                                 24,900          1,541
Scripps (E.W.) Co. Class A                                  900             37
Service Corp. International                              31,700          1,042
Sinclair Broadcast Group, Inc. Class A (a)                  500             15
Staples, Inc. (a)                                        34,300            793
Stewart Enterprises, Inc. Class A                         3,700            154
Tele-Communications, Inc. Class A                        60,000            889
Tele-Communications, Inc. Series A                       38,050            904
Tribune Co.                                              35,100          1,687
Unisource Worldwide, Inc.                                38,900            622
Viad Corp.                                                2,200             42
                                                                    ----------

                                                                        28,651
                                                                    ----------

MISCELLANEOUS - 1.0%
American Real Estate Partners, L.P. (a)                  86,626          1,169
Arden Realty Group, Inc.                                 40,000          1,040
Boston Properties, Inc. (a)                              25,500            701
Canadian Hotel Income Properties (a)                    166,200            842
Catellus Development Corp. (a)                           80,000          1,450
Chris Craft Industries, Inc.                              3,100            150
Great Lakes REIT, Inc.                                   18,200            299
Koger Equity, Inc.                                       10,000            182
Mercer International, Inc.                               81,800            772
Newhall Land & Farming Co.                               42,900            928
Public Storage, Inc.                                     23,300            682
United Dominion Realty Trust, Inc.                       12,600            179
Waste Management, Inc.                                   14,000            450
                                                                    ----------

                                                                         8,844
                                                                    ----------

SHELTER - 0.2%
Armstrong World Industries, Inc.                          2,200            161
Centex Corp.                                             10,400            423
Johns Manville Corp.                                        600              7
Lafarge Corp.                                            11,500            282
Masco Corp.                                               1,200             50
St. Lawrence Cement Inc. Class A                         38,200            368
USG Corp. (a)                                            16,500            602
                                                                    ----------

                                                                         1,893
                                                                    ----------

TECHNOLOGY - 13.6%
ADC Telecommunications, Inc.                              5,800            194
Altera Corp.                                             27,500          1,389
AMP, Inc.                                                 7,000            292
BE Aerospace, Inc. (a)                                   90,000          2,835
Boeing Co.                                               72,400          3,842
Cadence Design Systems, Inc. (a)                         10,350            347
CAE, Inc.                                                95,000            757
Cambridge Technology Partners, Inc. (a)                   1,700             54
CDW Computer Centers, Inc.                                2,900            154


6  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Cisco Systems, Inc. (a)                                 155,700     $   10,451
COMPAQ Computer Corp. (a)                               106,600         10,580
Dell Computer Corp.                                      29,800          3,498
Doncasters PLC - ADR (a)                                 27,700            640
Electronic Data Systems Corp.                            65,000          2,665
Ericsson (LM) Telephone Co. Class B - ADR                56,770          2,235
General Dynamics Corp.                                    5,600            420
Guidant Corp.                                               600             51
Harris Corp.                                              1,800            151
HBO & Co.                                                32,800          2,259
Hewlett-Packard Co.                                     129,100          7,230
Honeywell, Inc.                                          23,300          1,768
Imation Corp. (a)                                        30,000            791
Information Resources, Inc. (a)                          15,000            212
Intel Corp.                                             106,100         15,020
International Business Machines Corp.                    78,450          7,075
Iomega Corp. (a)                                          2,000             40
KLA Instruments Corp. (a)                                26,300          1,282
Komag, Inc. (a)                                          14,600            239
Learning Co., Inc. (The)(a)                             130,000          1,219
Lexmark International Group, Inc. Class A (a)            23,700            720
Litton Industries, Inc. (a)                               4,800            232
Lockheed Martin Corp.                                    25,000          2,589
LSI Logic Corp. (a)                                      36,600          1,171
MEMC Electronic Materials, Inc. (a)                      33,800          1,107
Micro Warehouse, Inc. (a)                                 9,800            168
Micron Electronics, Inc. (a)                              9,700            173
Microsoft Corp.                                          85,100         10,760
Molex, Inc. Class A                                      13,000            451
National Semiconductor Corp. (a)                          7,700            236
Northern Telecom, Ltd.                                   15,400          1,401
Northrop Grumman Corp.                                   17,800          1,563
Oracle Systems Corp. (a)                                 42,900          2,158
Quantum Corp.                                            13,400            272
Read-Rite Corp. (a)                                       4,900            102
Rockwell International Corp.                              8,300            490
SCI Systems, Inc. (a)                                     4,900            312
Seagate Technology                                       47,400          1,668
Sensormatic Electronics Corp.                            68,000            875
Sequent Computer Systems, Inc. (a)                       55,000          1,158
Shared Medical Systems                                    2,400            129
Siemens AG - ADR New (a)                                  3,600            211
Sun Microsystems, Inc.                                    7,800            290
Sundstrand Corp.                                          1,400             78
Symbol Technologies, Inc.                                 9,950            335
Tandem Computers, Inc. (a)                                5,900            119
Tandy Corp.                                              11,600            650
Tektronix, Inc.                                           8,100            486
Tellabs, Inc.                                             9,000            502
Teradyne, Inc. (a)                                       13,100            514
Texas Instruments, Inc.                                  11,000            925
Thomas & Betts Corp.                                      4,100            215
TRW, Inc.                                                19,300          1,096
United Technologies Corp.                                20,300          1,685
Xerox Corp.                                              66,900          5,277
Xilinx, Inc. (a)                                         40,200          1,970
                                                                    ----------

                                                                       119,778
                                                                    ----------

TRANSPORTATION - 1.0%
BT Shipping, Ltd. - ADR (a)                             155,000            620
Caliber Systems, Inc.                                     7,000            261
CNF Transportation, Inc.                                  8,600            277
Covenant Transport, Inc. Class A (a)                      2,000             32
Johnstown America Industries, Inc. (a)                   85,000            499
Kansas City Southern Industries, Inc.                     1,400             90
Kirby Corp. (a)                                          50,000            913
Nordic American Tanker Shipping, Ltd.
  1997 Warrants (a)                                      58,400            292
Norfolk Southern Corp.                                   23,900          2,408
OMI Corp. (a)                                            36,500            349
Ryder System, Inc.                                       85,400          2,818
Tidewater, Inc.                                           6,700            295
                                                                    ----------

                                                                         8,854
                                                                    ----------

UTILITIES - 6.7%
Airtouch Communications, Inc. (a)                       152,000          4,161
AT&T Corp.                                               44,100          1,546
Baltimore Gas & Electric Co.                              2,600             69
Bell Atlantic Corp.                                      20,500          1,555
BellSouth Corp.                                          84,600          3,923
Boston Edison Co.                                        19,900            525
Calenergy, Inc. (a)                                      13,200            502
Central Maine Power Co.                                  46,400            574
Century Telephone Enterprises, Inc.                      34,900          1,176
CMS Energy Corp.                                            900             32
Columbia Gas System, Inc.                                19,500          1,272
Delmarva Power & Light Co.                                9,900            189
DQE, Inc.                                                   600             17
DTE Energy Co.                                          113,600          3,138
Edison International                                    133,700          3,326
Enron Corp.                                               9,500            388
ENSERCH Corp.                                            21,000            467
Entergy Corp.                                           112,500          3,080
GPU, Inc.                                                45,900          1,647
Hawaiian Electric Industries, Inc.                          500             19
Illinova Corp.                                            2,100             46


                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

IPALCO Enterprises, Inc.                                  5,500     $      172
KU Energy Corp.                                           5,000            171
Long Island Lighting Co.                                 29,100            669
Lucent Technologies, Inc.                                23,900          1,722
MCI Communications Corp.                                 52,300          2,000
MCN Corp.                                                 6,000            184
Montana Power Co.                                         8,100            188
National Fuel & Gas Co.                                   6,700            281
New England Electric System                              12,000            444
New York State Electric & Gas Corp.                       5,200            109
Niagara Mohawk Power Corp. (a)                          197,500          1,691
NICOR, Inc.                                              14,600            524
NIPSCO Industries, Inc.                                   3,100            128
Northeast Utilities                                      39,800            381
Northern States Power Co.                                   900             47
NYNEX Corp.                                              53,200          3,066
OGE Energy Corp.                                            700             32
Pacific Enterprises                                         900             30
PacifiCorp.                                                 900             20
Peoples Energy Corp.                                      6,800            255
Pinnacle West Capital Corp.                              15,200            457
Potomac Electric Power Co.                               45,200          1,045
PP&L Resources, Inc.                                      6,400            128
Public Service Co. of Colorado                            3,500            145
Public Service Enterprise Group, Inc.                    60,100          1,502
Sonat, Inc.                                              26,700          1,368
Southern New England Telecommunications Corp.            28,100          1,092
Telefonos de Mexico SA Series L - ADR                    61,600          2,941
U.S. West Communications Group                            7,400            279
Unicom Corp.                                            135,500          3,015
Union Electric Co.                                       10,700            403
United States Cellular Corp. (a)                          2,000             59
Western Resources, Inc.                                  13,000            422
WorldCom, Inc.                                          215,420          6,880
                                                                    ----------

                                                                        59,502
                                                                    ----------

TOTAL COMMON STOCKS
(cost $623,027)                                                        803,335
                                                                    ----------

CONVERTIBLE PREFERRED STOCKS - 0.2%
Elsag Bailey Financing Trust (144A)(a)                   22,600            944
Glendale Federal Bank Series E                           17,100          1,111
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,588)                                                            2,055
                                                                    ----------

PREFERRED STOCKS - 0.5%
Cooper Industries, Inc.                                  12,500            287
Nokia Corp. - ADR                                        59,900          4,418
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $4,106)                                                            4,705
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 7.0%
Frank Russell Investment Company
 Money Market Fund
   due on demand (b)                                 $   57,454         57,454
United States Treasury Notes
 5.750% due 10/31/97 (c)                                  4,100          4,103
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $61,557)                                                          61,557
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $690,278)(d) - 98.6%                                  871,652

OTHER ASSETS AND LIABILITIES,
NET - 1.4%                                                              12,119
                                                                    ----------

NET ASSETS - 100.0%                                                 $  883,771
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.


ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV  - Nonvoting
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1997 (Unaudited)

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  -------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 09/97                                     123     $     (102)
S & P 400 Midcap Index Futures Contracts
  expiration date 09/97                                      65             96
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $       (6)
                                                                    ----------
                                                                    ----------

(#) At June 30, 1997, United States Treasury Notes valued at $4,103 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)



                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $690,278)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        871,652
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,453
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,665
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,994
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             901,764

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,897
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,362
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,498
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 640
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 158
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 438
                                                                                        ----------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,993
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        883,771
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,844
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              66,428
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             181,376
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (6)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 186
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             633,943
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        883,771
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($882,437,597 divided by 18,550,001 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          47.57
                                                                                                            ----------------
                                                                                                            ----------------
  Class C ($1,333,640 divided by 28,055 shares of $.01 par value . . . . . . . . . . . . . . . . . . . .
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          47.54
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                         Amounts in thousands
INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          5,844
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,058
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
                                                                                                            ----------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,958

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,008
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 228
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 231
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                        ----------------


    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,571
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,387
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              65,094
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,239              70,333
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,553
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 332              55,885
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 126,218
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        129,605
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


                                                     Diversified Equity Fund  11

DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Amounts in thousands

                                                                                   FOR THE SIX MONTHS       FOR THE YEAR
                                                                                   ENDED JUNE 30, 1997          ENDED
                                                                                       (UNAUDITED)        DECEMBER 31, 1996
                                                                                   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             3,387   $             7,130
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .                70,333                81,288
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .                55,885                40,582
                                                                                   -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations  . . . . . .               129,605               129,000
                                                                                   -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:

  Net investment income - Class S. . . . . . . . . . . . . . . . . . . . . . . .                (1,543)               (7,130)
  In excess of net investment income - Class S . . . . . . . . . . . . . . . . .                    --                   (54)
  Net realized gain on investments - Class S . . . . . . . . . . . . . . . . . .               (17,707)              (80,193)
                                                                                   -------------------   -------------------

    Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . .               (19,250)              (87,377)
                                                                                   -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). .                73,725               127,423
                                                                                   -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .               184,080               169,046

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               699,691               530,645
                                                                                   -------------------   -------------------
  End of period (including undistributed net investment income of
    $1,844 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . .   $           883,771   $           699,691
                                                                                   -------------------   -------------------
                                                                                   -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.


12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                      1997*        1996       1995         1994        1993        1992
                                                   --------     --------    --------     --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .   $  41.45     $  38.62    $  32.26     $  34.88    $  35.60     $  36.36
                                                   --------     --------    --------     --------    --------     --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . .        .19          .48         .60          .58         .56          .60
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . .       7.05         8.15       10.63         (.49)       3.03         2.30
                                                   --------     --------    --------     --------    --------     --------

    Total Income From Investment Operations. . .       7.24         8.63       11.23          .09        3.59         2.90
                                                   --------     --------    --------     --------    --------     --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . .       (.09)        (.48)       (.60)        (.58)       (.55)        (.61)
  Net realized gain on investments . . . . . . .      (1.03)       (5.32)      (4.27)       (1.87)      (3.76)       (3.05)
  In excess of net realized gain on investments.         --           --          --         (.26)         --           --
                                                   --------     --------    --------     --------    --------     --------
    Total Distributions  . . . . . . . . . . . .      (1.12)       (5.80)      (4.87)       (2.71)      (4.31)       (3.66)
                                                   --------     --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .   $  47.57     $  41.45    $  38.62     $  32.26    $  34.88     $  35.60
                                                   --------     --------    --------     --------    --------     --------
                                                   --------     --------    --------     --------    --------     --------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . .      17.73        23.29       35.17        (0.01)      10.53         8.32

RATIOS/SUPPLEMENTAL DATA:

  Net Assets, end of period ($000 omitted) . . .    882,437      699,691     530,645      414,036     388,420      337,549

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . .        .93          .94         .95          .95         .96          .98
    Net investment income  . . . . . . . . . . .        .88         1.18        1.56         1.73        1.54         1.69

  Portfolio turnover rate (%)(b) . . . . . . . .     123.75        99.90       92.53        57.53       99.80        77.02
  Average commission rate paid per share
    of security ($ omitted)  . . . . . . . . . .      .0534        .0465         N/A          N/A         N/A          N/A


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


                                                     Diversified Equity Fund  13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                                                  1997*
                                                                                                            -----------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           45.55
                                                                                                            -----------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .02
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                1.97
                                                                                                            -----------------

    Total Income From Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.99
                                                                                                            -----------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          47.54
                                                                                                            -----------------
                                                                                                            -----------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.98

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,334

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.63
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .49

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              123.75
  Average commission rate paid per share of security ($000 omitted). . . . . . . . . . . . . . . . . . .               .0534


*   For the period May 26, 1997 (commencement of sale) to June 30, 1997
    (Unaudited)
(a) Periods less than one year are not annualized. Total return represents performance for the period May 26, 1997 to June 30, 1997.
(b) The ratios for the period ended June 30, 1997 are annualized.


14  Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 93.3%
BASIC INDUSTRIES - 4.0%
Advanced Technologies Laboratories, Inc. (a)             19,000     $      812
Agrium, Inc.                                             83,500            960
AK Steel Holding Corp.                                    8,000            353
Albemarle Corp.                                          12,400            261
Alumax, Inc. (a)                                         11,800            448
Amcast Industrial Corp.                                   2,000             50
ASARCO, Inc.                                             18,300            560
Atchison Casting Corp. (a)                                6,000            100
Bethlehem Steel Corp. (a)                                56,200            587
Bowater, Inc.                                            13,500            624
Brush Wellman, Inc.                                       3,100             65
Buckeye Cellulose Corp. (a)                               3,900            132
BWay Corp. (a)                                            7,000            163
Cambrex Corp.                                             5,600            223
Carbide/Graphite Group, Inc. (The)(a)                     4,000             92
Carpenter Technology Corp.                                7,500            343
ChemFirst, Inc.                                           5,700            155
Cincinnati Milacron, Inc.                                 1,200             31
Cleveland-Cliffs, Inc.                                    4,200            171
Commonwealth Industries, Inc.                             2,300             45
Consolidated Papers, Inc.                                 7,950            429
Crompton & Knowles Corp.                                 24,600            547
Dexter Corp.                                              8,500            272
Ethyl Corp.                                              18,100            167
Fort Howard Corp. (a)                                    15,000            758
Fuller (H.B.) Co.                                         4,500            248
Goodrich (B.F.) Co.                                       6,200            269
Inland Steel Industries, Inc.                            27,300            713
International Specialty Products (a)                      9,700            136
Lubrizol Corp.                                           17,300            726
Millennium Chemicals, Inc.                               29,900            680
Minerals Technologies, Inc.                              36,100          1,354
Mueller Industries, Inc. (a)                              5,800            254
National Steel Corp. Class B (a)                        103,100          1,733
Olin Corp.                                               20,600            805
Oregon Steel Mills, Inc.                                 10,300            205
Penwest, Ltd.                                             4,000            129
Pope & Talbot, Inc.                                       3,700             61
Potlatch Corp.                                            8,900            403
Precision Castparts Corp.                                 2,500            149
Premark International, Inc.                              26,700            714
Rouge Steel Co. Class A                                   1,200             20
Schulman (A.), Inc.                                       4,800            118
Scotts Co. (The) Class A (a)                              8,300            241
Slater Steel, Inc.                                       10,000            121
Titanium Metals Corp. (a)                                28,900            912
Tredegar Industries, Inc.                                 1,300             72
Universal Stainless & Alloy Products, Inc. (a)           10,000            129
Wellman, Inc.                                            11,900            207
Wolverine Tube, Inc. (a)                                  5,000            139
                                                                    ----------

                                                                        18,886
                                                                    ----------

CAPITAL GOODS - 4.2%
ABC Rail Products Corp. (a)                               8,000            137
ABT Building Products Corp. (a)                           2,700             69
AFC Cable Systems, Inc. (a)                               6,000            160
American Buildings Co. New (a)                            4,000            108
ANTEC Corp. (a)                                          11,000            129
Aptargroup, Inc.                                         32,600          1,475
Aviall, Inc. (a)                                         68,800            963
Avondale Industries, Inc. (a)                             5,300            111
Baldor Electric Co.                                       3,800            112
Barnes Group, Inc.                                        6,800            201
BMC West Corp. (a)                                        8,000             96
Cable Design Technologies Corp. (a)                       5,000            147
Calgon Carbon Corp.                                      12,200            169
Charter Power Systems, Inc. (a)                           4,000            150
Cohu, Inc.                                               53,000          1,643
Columbus McKinnon Corp.                                  50,000            931
Comfort Systems USA, Inc. (a)                            15,200            238
Core Industries, Inc.                                    42,400          1,049
Cummins Engine Co., Inc.                                 12,000            847
EVI, Inc.                                                22,300            937
Farr Co.                                                 10,500            160
Flow International Corp. (a)                             10,000             95
Fluke Corp.                                               2,600            154
Franklin Electric Co., Inc.                               3,000            146
Gardner Denver Machinery, Inc.                           33,200            955
General Signal Corp.                                      5,300            231
Giant Cement Holding, Inc. (a)                            8,000            147
Gleason Corp.                                             2,600            121
Global Industrial Technologies, Inc. (a)                  6,300            129
Halter Marine Group, Inc. (a)                             3,700             89
Harmon Industries, Inc.                                   7,000            145
Hughes Supply, Inc.                                       5,100            204
Juno Lighting, Inc.                                       3,200             51
Kaydon Corp.                                              8,700            432
Martin Marietta Materials, Inc.                          10,900            353
National Service Industries, Inc.                         9,800            477
NCI Building Systems, Inc. (a)                           32,300          1,042
Park Electrochemical Corp.                                7,300            192
Plantronics, Inc. New (a)                                 3,000            150
Powell Industries, Inc. (a)                              10,000            146


16  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

RDO Equipment Co. Class A (a)                             6,000     $      134
Regal-Beloit Corp.                                       35,700            935
Rexel, Inc. (a)                                           8,900            165
Robbins & Myers, Inc.                                     3,000             98
Scotman Industries, Inc.                                    800             23
Shelter Components Corp.                                  9,062            108
SIFCO Industries                                         69,000            983
SPS Technologies, Inc. (a)                                  800             57
Superior Services, Inc. (a)                               6,200            145
Synalloy Corp.                                            7,000            118
Timken Co.                                               26,400            939
Tractor Supply Co. (a)                                    7,000            123
Triumph Group, Inc. New (a)                               5,000            155
U.S. Filter Corp. New (a)                                20,900            569
Westinghouse Air Brake Co.                                2,900             58
Zurn Industries, Inc.                                     5,600            161
                                                                    ----------

                                                                        19,862
                                                                    ----------

CONSUMER BASICS - 10.2%
800 - JR CIGAR, Inc. (a)                                  9,100            189
ABR Information Services, Inc.                           10,700            309
American Oncology Resources, Inc. (a)                    39,900            668
AmeriSource Health Corp. Class A (a)                     24,400          1,217
Arbor Health Care Co. (a)                                 4,000            124
ARV Assisted Living, Inc. (a)                            12,000            132
Bergen Brunswig Corp. Class A                            19,750            551
Bindley Western Industries, Inc.                          3,800             87
Biogen, Inc.                                             29,000            982
Bob Evans Farms, Inc.                                     5,000             85
Bush Boake Allen, Inc. (a)                                2,000             62
Central Sprinkler Corp. (a)                               5,700            144
Chemed Corp.                                              1,500             56
Church and Dwight Co., Inc.                               4,600            123
Coca-Cola Bottling Co.                                   25,000          1,188
Coherent, Inc. (a)                                       20,000            891
Cohr, Inc. (a)                                           32,000            584
Covance, Inc. (a)                                        45,000            869
Coventry Corp. (a)                                       17,100            260
Cross (A.T.) Co. Class A                                  4,700             60
Curative Technologies, Inc. (a)                          48,900          1,406
Dean Foods Co.                                           18,700            755
Dekalb Genetics Corp. Class B                             2,600            207
DePuy, Inc. (a)                                           4,400            101
Dura Pharmaceuticals, Inc.                               32,200          1,280
Earthgrains Co.                                          26,200          1,718
Einstein/Noah Bagel Corp. (a)                             5,000             60
Equity Corp. International                               32,000            774
Fleming Cos., Inc.                                       24,600            443
General Nutrition Companies, Inc. (a)                    43,600          1,215
Health Care & Retirement Corp. (a)                       27,500            918
Health Management Associates Class A (a)                 36,000          1,026
Healthcare Services Group, Inc. (a)                      10,000            115
Heartland Express, Inc.                                  10,200            238
Herbalife International, Inc.                            40,100            647
Home Health Corp. of America, Inc. (a)                   12,000            114
ICN Pharmaceuticals, Inc.                                41,700          1,196
Immucor Corp. (a)                                        10,000             98
Incyte Pharmaceuticals, Inc. (a)                          9,800            635
International Multifoods Corp.                            5,600            141
Interstate Bakeries Corp.                                 5,300            314
Jones Medical Industries, Inc.                           41,000          1,948
Lincare Holdings, Inc. (a)                               51,500          2,215
Maxxim Medical, Inc. (a)                                  8,000            139
Medical Resources, Inc. (a)                              66,900          1,104
Medicis Pharmaceutical Corp. Class A.                    62,800          3,124
Michael Foods, Inc.                                      12,700            235
Nature's Sunshine Products, Inc.                          8,000            143
NBTY, Inc. (a)                                           66,000          1,832
Northland Cranberries, Inc. Class A                       8,000            129
NovaCare, Inc. (a)                                      124,100          1,722
Outback Steakhouse, Inc. (a)                             13,400            323
Pediatric Services of America, Inc. (a)                   7,000            140
Pediatrix Medical Group (a)                              20,000            916
PhyMatrix Corp. (a)                                      16,800            258
Physio-Control International Corp. (a)                    9,000            133
Physiometrix, Inc. (a)                                   30,000             83
Prime Hospitality Corp. (a)                               8,400            166
Protocol Systems, Inc. (a)                                9,000             71
Quest Diagnostics, Inc. (a)                               7,800            160
Renal Treatment Centers, Inc. (a)                        28,100            755
Res-Care, Inc. (a)                                        7,000            131
Respironics, Inc. (a)                                     6,000            124
Ruddick Corp.                                             3,600             59
Rykoff-Sexton, Inc.                                       2,600             61
Sabratek Corp. (a)                                       24,000            672
Safeskin Corp.                                           48,400          1,425
Safety 1st, Inc. (a)                                     11,900             65
Schultz Sav-O Stores, Inc.                               51,000            905
Schweitzer-Mauduit International, Inc.                    6,000            225
Smucker (J.M.) Co.                                        2,400             52
Snap-On Tools Corp.                                      10,800            425
Sola International, Inc. (a)                             37,500          1,256
Starrett (L.S.) Co. Class A                              28,500            908
Strategic Distribution, Inc. (a)                         28,250            106
Suiza Foods Corp. (a)                                    26,000          1,066


                                                         Special Growth Fund  17

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Sun Healthcare Group, Inc. (a)                           17,700     $      368
Tootsie Roll Industries, Inc.                            18,540            825
Total Renal Care Holdings, Inc. (a)                      22,300            896
United Natural Foods, Inc. (a)                            7,000            143
Universal Corp.                                          11,300            359
Universal Health Services, Inc. Class B (a)               5,800            223
UroCor, Inc. (a)                                         18,000            162
Weider Nutrition International, Inc. Class A             10,700            170
                                                                    ----------

                                                                        48,204
                                                                    ----------

CONSUMER DURABLES - 1.5%
Aftermarket Technology Corp. (a)                         20,500            451
Arctic Cat, Inc.                                          4,100             43
Arvin Industries, Inc.                                    8,300            226
Borg-Warner Automotive, Inc.                             18,000            973
Coachmen Industries, Inc.                                50,200            860
CORT Business Services Corp. (a)                         38,500          1,136
Ethan Allen Interiors, Inc.                              29,200          1,664
Excel Industries, Inc.                                    8,000            156
Holophane Corp. (a)                                       7,000            135
Kimball International, Inc. Class B                       1,000             40
La-Z-Boy Chair Co.                                        1,300             47
Lithia Motors, Inc., Class A (a)                         10,000            110
Maxim Group, Inc. (a)                                    11,000            121
Myers Industries, Inc.                                    2,300             39
National Presto Industries, Inc.                          1,000             40
O'Sullivan Industries Holdings, Inc. (a)                  4,300             71
Pillowtex Corp.                                           7,000            154
Pronet, Inc. (a)                                         40,000            155
Schult Homes Corp.                                        4,200             67
Toro Co.                                                  4,800            182
Triangle Pacific Corp. (a)                                1,700             53
United Auto Group, Inc. (a)                               2,900             55
West, Inc.                                                1,300             37
Wynn's International, Inc.                                7,750            220
                                                                    ----------

                                                                         7,035
                                                                    ----------

CONSUMER NON-DURABLES - 6.8%
Abercrombie & Fitch Co. Class A (a)                      51,700            956
Block Drug Co., Inc. Class A                             21,681            943
Brown Group, Inc.                                         9,100            170
Burlington Coat Factory Warehouse Corp. (a)              78,300          1,527
Burlington Industries, Inc. (a)                             100              1
Canandaigua Wine, Inc. Class A (a)                       10,900            369
Carson Pirie Scott & Co. (a)                              5,900            187
Cash America International, Inc.                          6,698             70
Cole National Corp. Class A (a)                           4,000            176
Coors (Adolph) Co. Class B                               13,400            353
CPI Corp.                                                 2,800             59
Daisytek International Corp. (a)                          4,000            157
Dollar Tree Stores, Inc. (a)                             10,900            549
Dress Barn, Inc. (a)                                     13,200            257
Fingerhut Cos., Inc.                                     15,900            277
Gadzooks, Inc. (a)                                       20,100            392
Genesco, Inc. (a)                                        28,800            409
Goody's Family Clothing, Inc. (a)                        66,600          1,823
Guest Supply, Inc. (a)                                    8,900             85
Guilford Mills, Inc.                                      4,950            103
Guitar Center, Inc. (a)                                   7,000            118
Handleman Co. (a)                                         4,200             27
Hartmarx Corp. (a)                                        6,900             57
Helen of Troy, Ltd. New (a)                               5,000            128
Huffy Corp.                                               2,100             31
Innovex, Inc.                                            40,600          1,172
Johnston Industries, Inc.                                29,950            191
Just For Feet, Inc.                                      64,600          1,122
Kellwood Co.                                             41,800          1,160
Land's End, Inc. (a)                                      3,800            113
MacFrugals Bargains Close Outs, Inc. (a)                  5,400            147
Meyer (Fred), Inc. (a)                                    7,300            377
Movado Group, Inc.                                       55,250          1,381
Nautica Enterprises, Inc. (a)                            70,700          1,869
Nutramax Products, Inc. New (a)                          10,000            128
Pacific Sunwear of California                            15,400            497
Payless ShoeSource, Inc. (a)                             16,800            919
PeopleSoft, Inc.                                         20,500          1,081
Petco Animal Supplies, Inc. (a)                           5,000            150
Quaker Fabric Corp. New (a)                               9,000            146
Rayonier, Inc.                                            9,000            379
Ross Stores, Inc.                                        73,200          2,388
Russ Berrie & Co., Inc.                                   3,300             72
Russell Corp.                                             5,200            154
Samsonite Corp. (a)                                      32,800          1,447
Shopko Stores, Inc.                                      64,900          1,655
Springs Industries, Inc.                                  6,900            364
SuperValu, Inc.                                          22,400            773
The Men's Wearhouse, Inc. (a)                            21,500            677
Tiffany & Co.                                            24,500          1,132
TJX Cos., Inc.                                           55,000          1,451
Urban Outfitters, Inc. (a)                               10,000            136
Value City Department Stores, Inc. (a)                   11,000             89
Video Update, Inc. Class A (a)                           25,000            111
Waban, Inc. (a)                                          39,000          1,256
Windmere Corp.                                           18,300            300
                                                                    ----------

                                                                        32,061
                                                                    ----------


18  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONSUMER SERVICES - 2.4%
AAR Corp.                                                65,400     $    2,113
Atlas Air, Inc. (a)                                      18,000            621
CKE Restaurants, Inc. (a)                                27,400            867
GC Companies, Inc. (a)                                      700             32
Harvey's Casino Resorts                                   2,000             35
Hollywood Entertainment Corp. (a)                        30,800            705
King World Productions, Inc.                             21,000            735
La Quinta Motor Inns, Inc.                               10,500            230
Lodgenet Entertainment Corp. (a)                          8,000             78
Luby's Cafeterias, Inc.                                  43,500            867
Marcus Corp.                                              1,100             27
Midwest Express Holdings, Inc.                            5,100            140
O'Charleys, Inc. (a)                                     10,000            168
Patriot American Hospitality, Inc.                       34,000            867
Recoton Corp. (a)                                         7,000             91
Red Roof Inns, Inc. (a)                                  11,600            209
Regis Corp.                                               6,000            139
Ruby Tuesday, Inc. (a)                                    3,000             67
Ryan's Family Steak Houses, Inc. (a)                    151,300          1,286
ShoLodge, Inc. (a)                                       10,133            149
Showbiz Pizza Time, Inc. (a)                             17,300            456
Sunstone Hotel Investors, Inc.                           22,400            325
USAir Group, Inc. (a)                                    30,400          1,064
                                                                    ----------

                                                                        11,271
                                                                    ----------

ENERGY - 6.5%
AGL Resources, Inc.                                       3,500             72
Alamco, Inc. (a)                                         10,000            154
Basin Exploration, Inc. (a)                             110,000            853
BJ Services Co. (a)                                      17,500            938
Cabot Oil & Gas Corp.                                     5,400             95
Catalytica, Inc. (a)                                     10,000            116
Cliffs Drilling Co.                                      42,900          1,566
Coho Energy, Inc. (a)                                    94,480          1,004
Cross Timbers Oil Co.                                    61,500          1,184
Dailey Petroleum Services Corp. (a)                       2,000             13
Energen Corp.                                             1,900             64
ENSCO International, Inc. (a)                            26,950          1,422
Evergreen Resources, Inc. (a)                            18,000            185
Giant Industries, Inc.                                   69,000          1,091
Global Industries, Inc.                                  25,500            593
Global Marine, Inc. (a)                                  34,100            793
Helmerich & Payne, Inc.                                  29,100          1,677
Hugoton Energy Corp. (a)                                 10,000            139
Laclede Gas Co.                                           1,200             26
Lomak Petroleum, Inc.                                    48,100            857
LTV Corp.                                                51,700            737
Marine Drilling Co, Inc. (a)                             99,800          1,946
MidAmerican Energy Holdings Co.                          12,600            218
Mitchell Energy & Development Corp.                       2,200             48
Newpark Resources, Inc. New (a)                          16,600            560
Noble Drilling Corp. (a)                                 38,500            869
NUI Corp.                                                 1,300             29
Oryx Energy Co. (a)                                      20,000            423
Parallel Petroleum Corp. (a)                             21,600            105
Parker & Parsley Petroleum Co.                           33,000          1,167
Pennzoil Co.                                              8,800            675
Pool Energy Services Co. (a)                             54,800            993
Quaker State Oil Refining Corp.                           9,900            151
Questar Corp.                                            10,800            436
Reading & Bates Corp. (a)                                20,000            535
Rowan Cos., Inc. (a)                                     69,100          1,948
Santa Fe Energy Resources, Inc. (a)                       9,700            142
Santa Fe International Corp. (a)                         22,000            748
Smith International, Inc. (a)                             8,900            541
Snyder Oil Corp.                                         15,800            290
TEPPCO Partners, L.P.                                    10,600            485
Tesoro Petroleum Corp. (a)                               12,500            185
Transocean Offshore, Inc.                                12,000            871
Tuboscope Vetco International Corp. (a)                   7,000            139
Union Texas Petroleum Holdings, Inc.                     18,100            379
UTI Energy Corp. (a)                                      3,000            138
Varco International, Inc. (a)                            20,900            674
Vintage Petroleum, Inc.                                  45,500          1,399
Wiser Oil Co.                                            46,400            855
                                                                    ----------

                                                                        30,528
                                                                    ----------

FINANCE - 20.1%
AlBank Financial Corp.                                   30,400          1,201
Allied Group, Inc.                                        3,900            148
Allmerica Financial Corp.                                 6,000            239
American Bankers Insurance Group, Inc.                   36,500          2,304
American Eagle Group, Inc.                               18,300              9
AMRESCO, Inc. (a)                                        55,800          1,200
AmSouth Bancorp                                           9,100            344
AmVestors Financial Corp.                                 3,400             64
ARM Financial Group, Inc. Class A (a)                     2,900             58
Astoria Financial Corp.                                  30,500          1,445
Bank United Corp. Class A                                 7,000            266
Bankatlantic Bancorp, Inc. Class A                       83,593          1,170
Bay View Capital Corp.                                    3,600             95
Bear Stearns Cos., Inc.                                  71,298          2,438
Berkley (W.R.) Corp.                                     27,100          1,575
Capital RE Corp.                                          2,500            134
Capstead Mortgage Corp. (a)                              17,800            439
Capsure Holdings Corp.                                    6,500             84


                                                         Special Growth Fund  19

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CCB Financial Corp.                                       1,000     $       73
Centris Group, Inc.                                      67,100          1,417
CFI ProServices, Inc. (a)                                 8,000            144
Charter One Financial, Inc.                              25,345          1,365
CitiFed Bancorp, Inc.                                     6,000            230
City National Corp.                                      34,500            830
Cityscape Financial Corp.                                25,300            501
CMAC Investment Corp.                                       600             29
CNB Bancshares, Inc.                                      1,135             46
Colonial BancGroup, Inc.                                 64,800          1,571
Comerica, Inc.                                            7,200            490
Commerce Bancorp, Inc.                                    1,155             45
Commerce Bancshares, Inc.                                 2,500            113
Community First Bankshares, Inc.                         31,300          1,193
Compass Bancshares, Inc.                                  6,750            226
Conseco, Inc.                                            28,700          1,062
CorVel Corp. (a)                                          5,000            144
Countrywide Credit Industries, Inc.                      18,000            561
Cullen Frost Bankers, Inc.                                4,000            169
Delphi Financial Group, Inc.                             31,150          1,199
Delta Financial Corp. (a)                                 7,500            143
Deposit Guaranty Corp.                                    4,300            135
Dime Community Bancorp, Inc.                             32,200            644
Donaldson, Lufkin & Jenrette, Inc.                       25,500          1,524
Downey Financial Corp.                                    6,390            151
Enhance Financial Services Group, Inc.                    2,500            110
Envoy Corp. New (a)                                      40,600          1,350
Everest Re Holdings, Inc.                                24,600            975
Executive Risk, Inc.                                     24,000          1,248
EXEL, Ltd.                                               21,000          1,108
F&M National Corp.                                        1,900             49
Fidelity National Financial                               4,730             80
Financial Fed Corp. (a)                                   7,000            154
Financial Security Assurance Holdings, Ltd.               5,300            206
First American Corp.                                     23,800            913
First American Financial Corp.                            2,300             90
First Commerce Corp.                                     20,300            891
First Commercial Corp.                                    1,200             49
First Empire State Corp.                                    500            169
First Federal Savings Bank of Colorado, Inc.              4,300             82
First Financial Caribbean Corp.                           4,000            126
First Hawaiian Creditcorp, Inc.                           2,500             85
First Midwest Bancorp, Inc.                               1,400             44
First Mortgage Corp. (a)                                 23,200             81
First Republic Bancorp, Inc. (a)                         11,000            256
First Savings Bank of Washington Bancorp, Inc.            2,100             46
First Security Corp.                                     15,150            414
First Virginia Banks, Inc.                                4,700            283
FirstFed Financial Corp. (a)                              1,200             37
FIRSTPLUS Financial Group, Inc.                          34,800          1,183
Flushing Financial Corp.                                  6,300            139
Fremont General Corp.                                    90,575          3,646
Great Financial Corp.                                     3,000            105
Greenpoint Financial Corp.                                8,600            572
Guarantee Life Companies, Inc.                            1,600             40
Guaranty National Corp.                                   2,900             70
HCC Insurance Holdings, Inc.                             25,400            678
Hibernia Corp.                                           22,500            314
Horace Mann Educators Corp.                               9,300            456
HUBCO, Inc.                                               1,957             56
Imperial Bancorp                                          3,432             99
Imperial Credit Industries, Inc.                        101,402          2,085
Interra Financial, Inc.                                   1,800             75
Jefferies Group, Inc.                                    23,000          1,311
Keystone Financial, Inc.                                  2,700             84
Klamath First Bancorp, Inc.                               3,100             59
Legg Mason, Inc.                                         20,700          1,114
Lehman Brothers Holdings, Inc.                           35,900          1,454
Leucadia National Corp.                                  37,800          1,169
Liberty Corp.                                             1,100             45
Liberty Financial Cos., Inc.                              1,000             50
Life Bancorp, Inc.                                        2,800             72
Life USA Holdings, Inc. New (a)                          13,500            192
Litchfield Financial Corp.                                7,350            120
Long Island Bancorp, Inc.                                 6,900            250
MAF Bancorp, Inc.                                        31,811          1,332
Magna Group, Inc.                                         5,600            195
Markel Corp. (a)                                         13,000          1,664
McDonald & Co. Investments                                  400             18
Mercury General Corp.                                     2,500            182
Mid Ocean, Ltd.                                          23,500          1,232
ML Bancorp, Inc.                                          6,800            129
Money Store, Inc.                                        59,700          1,701
NAC Reinsurance Corp.                                     9,400            455
North American Mortgage Co.                               6,900            163
North Fork Bancorporation, Inc.                          21,600            462
Ohio Casualty Corp.                                       6,200            271
Old Kent Financial Corp.                                  5,565            300
Old National Bancorp                                      1,050             46
Old Republic International Corp.                         23,300            706
ONBANCorp, Inc.                                          12,800            651
One Valley Bancorp of West Virginia, Inc.                 2,500            105
Orion Capital Corp.                                       4,200            310
Pacific Century Financial Corp.                          12,100            560
Penn Treaty American Corp. (a)                            5,000            153


20  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Peoples Bank (Bridgeport, CT)                            10,200     $      264
Peoples Heritage Financial Group                         46,640          1,755
Popular, Inc.                                            37,300          1,492
Presidential Life Corp.                                   2,800             54
Price (T. Rowe) & Associates, Inc.                       20,900          1,079
Provident Bankshares Corp.                                2,205             91
Provident Financial Group, Inc.                           8,600            366
Queens County Bancorp                                     3,999            182
Reinsurance Group Of America                              1,600             92
Reliance Bancorp, Inc.                                    2,500             74
Reliance Group Holdings, Inc.                            35,100            417
RenaissanceRe Holdings, Ltd.                             38,500          1,468
Republic Bancorp, Inc.                                    2,970             42
Riggs National Corp.                                      9,700            196
RLI Corp.                                                 3,400            124
Robert Half International, Inc. (a)                      30,200          1,421
Selective Insurance Group, Inc.                          25,900          1,246
Signet Banking Corp.                                     16,500            594
Silicon Valley Bancshares (a)                             3,800            171
Sotheby's Holdings Co., Inc. Class A                     45,000            759
Southern Pacific Funding Corp.                            8,000            133
SouthTrust Corp.                                         23,000            952
Sovereign Bancorp, Inc.                                  87,972          1,342
St. Francis Capital Corp.                                 3,000            111
St. Paul Bancorp, Inc.                                    5,725            190
State Auto Financial Corp.                                4,900            110
Sterling Bancshares, Inc.                                10,000            188
SunAmerica, Inc.                                         60,200          2,935
Susquehanna Bancshares, Inc.                              1,300             51
T R Financial Corp.                                      11,200            281
TCF Financial Corp.                                      24,000          1,185
Trans Financial, Inc.                                     3,400             95
Transatlantic Holdings, Inc.                             25,900          2,570
Trenwick Group, Inc.                                     36,750          1,378
Trustmark Corp.                                           1,600             45
Union Planters Corp.                                     32,475          1,685
United Fire & Casualty Co.                               24,450            917
Unitrin, Inc.                                             4,000            244
USF&G Corp.                                              36,800            883
UST Corp.                                                 1,600             36
Valley National Bancorp                                   2,415             65
Vesta Insurance Group, Inc.                              24,500          1,060
Washington Federal, Inc.                                  9,290            238
Washington Mutual, Inc.                                  25,300          1,512
Webster Financial Corp.                                  22,500          1,018
Westamerica Bancorporation                               16,700          1,257
Western National Corp.                                    4,900            131
WFS Financial, Inc.                                       8,800            141
Whitney Holding Corp.                                     1,000             42
                                                                    ----------

                                                                        94,819
                                                                    ----------

GENERAL BUSINESS - 9.3%
AccuStaff, Inc. (a)                                     112,300          2,660
Advo Systems, Inc. (a)                                    3,000             49
American Business Information, Inc. (a)                   7,000            149
American Greetings Corp. Class A                         66,500          2,461
American Residential Services, Inc. (a)                   5,000            116
Assisted Living Concepts, Inc. (a)                        4,000            111
Banta Corp.                                              30,800            835
BHC Communications, Inc. Class A                          1,000            120
BISYS Group, Inc. New (a)                                30,000          1,258
Bowne & Co., Inc.                                         8,700            303
Cablevision Systems Corp. Class A (a)                     4,000            220
CACI International, Inc. Class A (a)                      9,000            137
Caribiner International, Inc.                            24,000            783
Celeritek, Inc. (a)                                      10,000            120
Central Newspapers, Inc. Class A                         31,400          2,249
Children's Comprehensive Services, Inc. New (a)           6,400             86
Cognos, Inc. (a)                                         54,100          1,684
Coinmach Laundry Corp. (a)                                8,000            190
Comarco, Inc. (a)                                         5,000             94
DeVRY, Inc.                                              32,500            878
Ennis Business Forms, Inc.                               60,375            581
G & K Services, Inc. Class A                              9,000            331
General Communication, Inc. Class A (a)                  16,000            128
Gibson Greetings, Inc. (a)                                3,700             83
Grey Advertising                                          4,400          1,412
Hooper Holmes, Inc.                                       6,000            138
Houghton Mifflin Co.                                     16,000          1,068
Iron Mountain, Inc. (a)                                   5,000            146
Jones Intercable, Inc. Class A (a)                       65,000            813
Knight-Ridder, Inc.                                      23,800          1,168
Kronos, Inc. (a)                                          5,200            137
Lee Enterprises, Inc.                                    44,500          1,174
Mail Boxes Etc (a)                                        5,000            139
McClatchy Newspapers, Inc. Class A                       38,775          1,139
McGraw-Hill, Inc.                                        20,500          1,206
META Group, Inc. (a)                                     24,000            510
Metzler Group, Inc. (a)                                  31,500          1,008
MicroAge, Inc. (a)                                       67,400          1,238
National Data Corp.                                      30,000          1,299
New England Business Service, Inc.                        2,100             55
Outdoor Systems, Inc.                                    11,350            431
Party City Corp. (a)                                      8,000            129
Paychex, Inc.                                            27,000          1,036
Pegasus Communications Corp. Class A (a)                 10,000            105
Personnel Group of America, Inc. (a)                      8,200            236
Pinkerton's, Inc. New (a)                                 1,000             31
Protection One, Inc. (a)                                 12,000            162
Quintiles Transnational Corp. (a)                        17,500          1,216
RCM Technologies, Inc. (a)                                  300              3


                                                         Special Growth Fund  21

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Registry, Inc. (The)(a)                                   6,800     $      313
Richey Electronics, Inc. (a)                             12,000             95
Saga Communications Class A                               6,640            123
SCP Pool Corp. (a)                                        6,000            125
SFX Broadcasting, Inc. Class A (a)                        4,000            168
Sovran Self Storage, Inc.                                27,500            804
Standard Register Co.                                     3,100             95
Steris Corp. (a)                                         25,000            928
Stone & Webster, Inc.                                     2,500            107
Systems & Computer Technology Corp. (a)                   3,600             95
Tranzonic Companies (The) Class A                        26,400            554
TRM Copy Centers Corp. (a)                               11,000            116
True North Communications, Inc.                           4,300            106
Unisource Worldwide, Inc.                                18,400            294
United Television, Inc.                                   9,000            871
United Wisconsin Services, Inc.                           2,100             71
Universal Outdoor Holdings, Inc. (a)                     30,600          1,067
Valassis Communications, Inc. (a)                        44,100          1,058
Viad Corp.                                               16,400            316
Viking Office Products, Inc. (a)                         20,000            378
Wackenhut Corp.                                           6,000            144
Wackenhut Corrections Corp. (a)                          32,500            946
Washington Post Co. Class B                               4,500          1,791
Young Broadcasting Corp. Class A (a)                     29,000            942
Zilog, Inc. (a)                                          43,400            824
                                                                    ----------

                                                                        43,956
                                                                    ----------

MISCELLANEOUS - 3.0%
Apollo Group, Inc. Class A (a)                           21,700            765
Applied Extrusion Technologies, Inc. (a)                 12,000            141
Arden Realty Group, Inc.                                 30,000            780
Castle & Cook, Inc. New (a)                               6,000             99
Citation Corp. (a)                                       12,100            207
Consolidated Graphics, Inc.                              52,800          2,204
Cornell Corrections, Inc. (a)                             9,000            149
Cuno, Inc. (a)                                            7,000            114
CWM Mortgage Holdings, Inc. (a)                          11,400            273
FRP Properties, Inc. (a)                                  4,000            106
Geon Co.                                                  7,400            150
Griffon Corp. (a)                                        90,600          1,240
Ha-Lo Industries, Inc.                                    6,000            140
Hirsch International Group Class A                        6,250            137
Insignia Financial Group, Inc. Class A (a)               31,000            562
Jabil Circuit, Inc. (a)                                  18,600          1,551
Landair Services, Inc. (a)                               10,000            143
Learning Tree International, Inc.                        16,300            723
Leather Factory, Inc. (a)                                60,000             34
Mark VII, Inc. (a)                                        4,000            128
McWhorter Technologies, Inc. (a)                          1,800             43
NN Ball & Roller, Inc.                                    9,300            113
On Assignment, Inc. (a)                                  22,000            852
PXRE Corp.                                               43,559          1,339
Racing Champions Corp. (a)                               17,600            268
Romac International, Inc. (a)                            11,000            360
Spieker Properties, Inc.                                 23,000            809
Supreme Industries, Inc. Class A                         16,800            145
Tracor, Inc. New (a)                                      6,700            167
Waste Industries, Inc. (a)                               14,700            257
Webb (Del E.) Corp.                                       5,500             89
Youth Services International, Inc. (a)                    8,000             97
                                                                    ----------

                                                                        14,185
                                                                    ----------

SHELTER - 2.8%
Cameron Ashley, Inc. (a)                                 10,000            139
Centex Construction Products, Inc.                        6,300            123
Centex Corp.                                             39,500          1,605
Crossmann Communities, Inc. (a)                           6,000            122
Dayton Superior Corp. Class A (a)                        16,900            215
Deltic Timber Corp.                                       3,000             88
Elcor Chemical Corp.                                        100              3
Johns Manville Corp.                                     28,700            339
Lennar Corp.                                             42,500          1,357
Lone Star Industries, Inc.                                5,100            231
NVR, Inc. (a)                                             3,500             53
Pacific Greystone Corp. (a)                               8,800            141
Plum Creek Timber Co. L.P.                               33,000          1,060
PLY-GEM Industries, Inc.                                  4,500             82
Pulte Corp.                                               7,800            270
Ryland Group, Inc.                                        6,400             90
Smith (Charles E.) Residential Realty, Inc.              39,500          1,141
Southdown, Inc.                                          46,700          2,037
St. Joe Corp.                                            15,100          1,265
Standard Pacific Corp.                                   13,600            139
Toll Brothers, Inc. (a)                                  55,000          1,011
U.S. Home Corp. (a)                                       5,100            135
USG Corp. (a)                                            28,100          1,026
Vulcan Materials Co.                                      6,600            518
                                                                    ----------

                                                                        13,190
                                                                    ----------

TECHNOLOGY - 15.9%
ACX Technologies, Inc. (a)                               10,500            236
ADC Telecommunications, Inc.                             43,900          1,465
Amplicon, Inc.                                            5,000            114
Applied Magnetics Corp. (a)                              22,000            498
Aspen Technology, Inc.                                   27,500          1,033
Avid Technology, Inc. (a)                                 8,400            222
Avnet, Inc.                                              14,000            805


22  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Banctec, Inc. (a)                                        41,000     $    1,063
BDM International, Inc.                                  52,000          1,183
Bell Industries                                          64,309          1,005
Berg Electronics Corp. (a)                               24,400            877
Boole & Babbage, Inc.                                     6,000            125
Brightpoint, Inc.                                        28,000            912
Burr-Brown Corp.                                         21,700            746
Cambridge Technology Partners, Inc. (a)                  30,000            945
CBT Group PLC - ADR (a)                                  36,500          2,281
CDW Computer Centers, Inc.                               12,400            657
Channell Commercial Corp. (a)                            10,000            133
Ciber, Inc. (a)                                          11,300            386
Complete Business Solutions, Inc. (a)                     5,000            120
Compuware Corp.                                          71,400          3,409
Comverse Technology, Inc. New (a)                        35,300          1,840
Curtiss-Wright Corp.                                      2,000            117
Cypress Semiconductor Corp. (a)                          16,000            232
Cyrix Corp. (a)                                          42,600            911
Dallas Semiconductor Corp.                               32,900          1,291
Data Processing Corp. (a)                                 6,000            138
Data Transmission Network Corp.                           6,000            188
Davox Corp.                                              33,950          1,212
DH Technology, Inc. (a)                                   7,000            112
Digital Lightwave, Inc. (a)                              20,000            170
Discreet Logic, Inc. (a)                                  6,900            113
Dr. Solomon's Group PLC - ADR (a)                        50,000          1,269
DSP Group, Inc. (a)                                       7,000            104
DST Systems, Inc. (a)                                    30,000            999
Electromagnetic Sciences, Inc. (a)                        5,000             86
Electronic Arts (a)                                      43,300          1,456
Electronics For Imaging, Inc.                            20,000            944
Encad, Inc. (a)                                          25,300          1,050
Esterline Corp. (a)                                       5,900            208
Evans & Sutherland Computer Corp. (a)                     2,400             66
Exar Corp. (a)                                            8,000            172
Fairchild Corp. (The) Class A (a)                         1,100             20
Furon Co.                                                 1,800             56
Fusion Systems Corp. (a)                                  3,600            142
Gateway 2000, Inc.                                       31,600          1,025
Harbinger Corp.                                          40,900          1,145
HNC Software, Inc. (a)                                   23,300            885
Hyperion Software Corp. (a)                             105,100          2,338
InaCom Corp. (a)                                         24,600            760
Input/Output, Inc. (a)                                    3,000             54
Integrated Circuit Systems, Inc. (a)                      6,000            135
Jack Henry & Assocociates, Inc.                          53,000          1,285
Kaman Corp. Class A                                      12,000            180
KLA Instruments Corp. (a)                                14,500            707
Kulicke & Soffa Industries, Inc. (a)                     39,500          1,276
Landauer, Inc.                                            4,300            100
Littlefuse, Inc.                                         40,000          1,110
Litton Industries, Inc. (a)                              31,600          1,527
Lo-Jack Corp. (a)                                        10,000            144
Marshall Industries (a)                                   4,000            149
MasTec, Inc.                                             30,100          1,424
McAfee Associates, Inc.                                  32,900          2,073
Melita International Corp. (a)                           17,000            210
Molex, Inc. Class A                                      33,750          1,171
Oak Technology, Inc. (a)                                 34,900            340
Par Technology Corp. (a)                                 16,000            144
Photronics, Inc. (a)                                      3,000            142
Pittway Corp. Class A                                    24,467          1,217
Platinum Technology, Inc. (a)                            44,400            588
PMC - Sierra, Inc. (a)                                    4,100            107
Premenos Technology Corp. (a)                            11,600             99
Progress Software Corp. (a)                               7,200            115
Quantum Corp.                                            53,900          1,095
Rogue Wave Software (a)                                  16,800            210
Rohr, Inc. (a)                                           19,600            430
Sandisk Corp. (a)                                        10,000            146
Saville Systems Ireland PLC - ADR (a)                    27,500          1,430
Security Dynamics Technologies, Inc.                     15,300            562
Simulation Sciences, Inc. (a)                             6,400             95
SMART Modular Technologies, Inc. (a)                     30,200          1,019
Software Spectrum, Inc. (a)                               4,000             51
Storage Technology Corp. (a)                             24,700          1,099
Stratus Computer, Inc. (a)                               32,500          1,625
Structural Dynamics Research Corp. (a)                   85,400          2,242
Sykes Enterprises, Inc.                                  29,800            767
Symantec Corp. (a)                                       49,600            967
Tandem Computers, Inc. (a)                               16,300            330
TB Wood's Corporation                                     8,000            117
Tech-Sym Corp. (a)                                       31,500          1,051
Tellabs, Inc.                                            28,000          1,561
Teradyne, Inc. (a)                                       20,782            816
Thiokol Corp.                                            24,600          1,722
Thomas & Betts Corp.                                      5,000            263
Transaction Systems Architects, Inc. Class A             20,000            685
Unitrode Corp. (a)                                       20,400          1,028
USCS International, Inc. (a)                              4,300            141
Veritas Software Corp.                                   30,294          1,515
Viasoft, Inc.                                            11,400            578
VideoServer, Inc. (a)                                    48,900            636
Voice Control Systems, Inc. (a)                          15,000             71
Wall Data, Inc. (a)                                       5,600            148
Watkins-Johnson Co.                                       8,500            261
Western Digital Corp.                                    33,800          1,069
                                                                    ----------

                                                                        75,291
                                                                    ----------


                                                         Special Growth Fund  23

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

TRANSPORTATION - 3.3%
Airborne Freight Corp.                                   17,300     $      724
AirNet Systems, Inc. (a)                                  9,000            147
Alexander & Baldwin, Inc.                                 3,500             91
America West Holding Corp. Class B (a)                   21,300            309
Caliber Systems, Inc.                                    30,200          1,125
Circle International Group, Inc.                          2,200             58
CNF Transportation, Inc.                                 15,400            497
Consolidated Freightways Corp. (a)                       27,500            450
GATX Corp.                                                7,000            404
Genesee & Wyoming, Inc. Class A (a)                      16,800            441
Hvide Marine, Inc. Class A (a)                            6,000            132
Kansas City Southern Industries, Inc.                     3,200            206
Kirby Corp. (a)                                           4,400             80
Knight Transportation, Inc. (a)                           6,000            147
MTL, Inc. (a)                                            47,000          1,093
Navistar International Corp. (a)                         20,900            361
Offshore Logistics, Inc. (a)                             38,000            717
Overseas Shipholding Group, Inc.                          2,800             55
Pittston Burlington Group                                 2,000             56
Roadway Express, Inc.                                    12,000            275
Rural/Metro Corp. (a)                                    39,000          1,131
Seacor Holdings, Inc. (a)                                31,200          1,632
Transport Corp. of America (a)                           12,000            158
Trico Marine Services, Inc.                              70,700          1,542
Trinity Industries, Inc.                                 31,900          1,013
Wisconsin Central Transportation Corp. (a)               32,000          1,190
Yellow Corp. (a)                                         79,000          1,758
                                                                    ----------

                                                                        15,792
                                                                    ----------

UTILITIES - 3.3%
Advanced Fibre Communications (a)                        12,500            755
Aliant Communications, Inc.                               5,100             99
American Water Works, Inc.                                7,400            158
Aquarion Co.                                              1,000             27
Bay State Gas Co.                                         1,100             29
Black Hills Corp.                                         1,000             29
Boston Edison Co.                                        11,500            303
CellStar Corp.                                           54,300          1,663
Cellular Communications of Puerto Rico, Inc. (a)         34,966            594
Centennial Cellular Corp. Class A (a)                    76,500          1,186
Central Hudson Gas & Electric Corp.                       4,600            158
Central Louisiana Electric Co., Inc.                        600             17
Century Telephone Enterprises, Inc.                      10,700            360
CILCORP, Inc.                                             2,400             99
Commonwealth Energy System                                2,000             48
CTG Resources, Inc.                                         600             13
Delmarva Power & Light Co.                                9,500            181
E'town Corp.                                              1,000             31
Eastern Enterprises, Inc.                                 4,700            163
Empire District Electric Co.                              1,300             23
Enova Corp.                                              11,900            286
Hawaiian Electric Industries, Inc.                        6,700            259
Idaho Power Co.                                           7,200            226
LG&E Energy Corp.                                         4,100             90
MDU Resources Group, Inc.                                 1,000             24
Montana Power Co.                                        19,400            450
National Fuel & Gas Co.                                   8,000            336
Nevada Power Co.                                         16,500            351
New England Electric System                               5,600            207
New Jersey Resources Corp.                                2,300             72
New York State Electric & Gas Corp.                      19,600            409
Niagara Mohawk Power Corp. (a)                           45,800            392
NIPSCO Industries, Inc.                                  16,300            673
Northwest Natural Gas Co.                                 1,800             47
ONEOK, Inc.                                               8,300            267
Orange & Rockland Utilities, Inc.                         1,700             57
Pennsylvania Enterprises, Inc.                            1,700             43
Peoples Energy Corp.                                      6,700            251
Piedmont Natural Gas Co., Inc.                            4,100            105
Pinnacle West Capital Corp.                              21,000            631
Public Service Co. of New Mexico                         17,300            309
Public Service Co. of North Carolina, Inc.                1,700             33
Puget Sound Power & Light Co.                            13,600            361
Rochester Gas & Electric Corp.                           13,200            278
Sierra Pacific Resources                                  9,300            298
SIG Corp., Inc.                                           2,300             58
Tel-Save Holdings, Inc.                                  69,700          1,054
TNP Enterprises, Inc.                                     9,100            211
United Illuminating Co.                                   3,200             99
United States Cellular Corp. (a)                         31,600            936
United Water Resources, Inc.                              4,200             82
UtiliCorp United, Inc.                                   11,900            347
Washington Gas & Light Co.                                7,700            194
Washington Water Power Co.                                7,900            155
Western Resources, Inc.                                   6,000            195
WICOR, Inc.                                               2,900            113
                                                                    ----------

                                                                        15,835
                                                                    ----------

TOTAL COMMON STOCKS
(cost $347,175)                                                        440,915
                                                                    ----------


24  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONVERTIBLE PREFERRED STOCKS - 0.2%
Callon Petroleum Co. Series A                             2,500     $       92
Finova Finance Trust                                     13,000            748
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $737)                                                                840
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

LONG-TERM INVESTMENTS - 0.0%
Central Garden & Pet Co. (conv.)
  6.000% due 11/15/03                                $      100            106
Titan Corp. (conv.)
  8.250% due 11/01/03                                       100            137
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $224)                                                                243
                                                                    ----------

SHORT-TERM INVESTMENTS - 6.6%
Frank Russell Investment Company
  Money Market Fund due on demand (b)                    30,004         30,004
United States Treasury Notes
  5.75% due 10/31/97 (c)                                  1,400          1,401
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,405)                                                          31,405
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $379,541)(d) - 100.1%                                 473,403

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                              (675)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  472,728
                                                                    ----------
                                                                    ----------

(a) Non income-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company


       The accompanying notes are an integral part of the financial statements.

                                                         Special Growth Fund  25

SPECIAL GROWTH FUND

June 30, 1997 (Unaudited)


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/97                                      14     $      231
S&P 400 Midcap Index Futures Contracts
  expiration date 09/97                                     167            210
                                                                    ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (#)                                            $      441
                                                                    ----------
                                                                    ----------


(#) At June 30, 1997, United States Treasury Notes valued at
    $1,401 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


       The accompanying notes are an integral part of the financial statements.


26  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $379,541)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        473,403
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,622
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 403
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,332
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,589
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             481,349

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          6,400
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,542
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 414
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 114
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 151
                                                                                        ----------------

    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,621
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        472,728
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            355
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,727
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,862
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 441
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 105
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             363,238
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        472,728
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($470,800,078 divided by 10,496,780 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          44.85
                                                                                                            ----------------
                                                                                                            ----------------
  Class C ($1,927,635 divided by 43,123 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          44.70
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


                                                        Special Growth Fund  27

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                          Amount in thousands

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,055
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 843
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,966

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,948
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 169
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 203
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,397
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 569
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,480
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,542
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12              16,034
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              34,678
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 462
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (5)             35,135
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              51,169
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         51,738
                                                                                                            ----------------
                                                                                                            ----------------


       The accompanying notes are an integral part of the financial statements.


28  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                      FOR THE SIX MONTHS     FOR THE YEAR
                                                                                      ENDED JUNE 30, 1997        ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1996
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $               569   $               988
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               16,034                44,803
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               35,135                14,118
                                                                                      -------------------   -------------------
    Net increase (decrease) in net assets resulting from operations  . . . . . . . .               51,738                59,909
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (446)               (1,043)
  Net realized gain on investments
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (8,256)              (45,015)
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (20)                  (87)
                                                                                      -------------------   -------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . .               (8,722)              (46,145)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .               35,754                66,516
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               78,770                80,280

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              393,958               313,678
                                                                                      -------------------   -------------------
  End of period (including undistributed net investment income of
    $355 and $231, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . .  $           472,728   $           393,958
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------


       The accompanying notes are an integral part of the financial statements.


                                                        Special Growth Fund  29

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                     1997*       1996        1995        1994        1993        1992
                                                   --------    --------    --------    --------    --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . $  40.79    $  39.17    $  33.47    $  35.82    $  36.63    $  34.47
                                                   --------    --------    --------    --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . .      .05         .12         .18         .16         .07         .05
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . .     4.89        6.87        9.25        (.71)       5.22        4.22
                                                   --------    --------    --------    --------    --------    --------

    Total Income From Investment Operations. . . .     4.94        6.99        9.43        (.55)       5.29        4.27
                                                   --------    --------    --------    --------    --------    --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . .     (.05)       (.12)       (.21)       (.10)       (.07)       (.06)
  Net realized gain on investments . . . . . . . .     (.83)      (5.25)      (3.52)       (.85)      (6.03)      (2.05)
  In excess of net realized gain on investments. .       --          --          --        (.85)         --          --
                                                   --------    --------    --------    --------    --------    --------

    Total Distributions. . . . . . . . . . . . . .     (.88)      (5.37)      (3.73)      (1.80)      (6.10)      (2.11)
                                                   --------    --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . $  44.85    $  40.79    $  39.17    $  33.47    $  35.82    $  36.63
                                                   --------    --------    --------    --------    --------    --------
                                                   --------    --------    --------    --------    --------    --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . .    12.30       18.65       28.52       (3.71)      15.48       12.52

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . .  470,800     393,048     313,678     229,077     188,891     134,913

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . . .     1.17        1.19        1.22        1.20        1.31        1.33
    Net investment income. . . . . . . . . . . . .      .28         .28         .49         .50         .19         .14

  Portfolio turnover rate (%)(b) . . . . . . . . .    91.72      118.13       87.56       55.40       91.97       42.20
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . .    .0413       .0384         N/A         N/A         N/A         N/A


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


30  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                            1997*          1996**
                                                                                         ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .     $    40.75     $    43.48
                                                                                         ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.05)          (.02)
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .           4.83           1.63
                                                                                         ----------     ----------
    Total Income From Investment Operations  . . . . . . . . . . . . . . . . . . . .           4.78           1.61
                                                                                         ----------     ----------

LESS DISTRIBUTIONS:
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .           (.83)         (4.34)
                                                                                         ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    44.70     $    40.75
                                                                                         ----------     ----------
                                                                                         ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11.92           4.04(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .          1,928            910

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1.85           1.89
    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .           (.41)          (.38)

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .          91.72         118.13
  Average commission rate paid per share
    of security ($ omitted)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .0413          .0384


*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.


                                                         Special Growth Fund  31

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 96.3%
BASIC INDUSTRIES - 7.1%
Alcan Aluminum, Ltd.                                      2,100     $       73
Alumax, Inc. (a)                                         31,400          1,191
Bowater, Inc.                                            13,700            634
Crown Cork & Seal Co., Inc.                              17,800            951
Crown Vantage, Inc. (a)                                   9,040             66
Cyprus Amax Minerals Co.                                 20,900            512
Dow Chemical Co.                                          2,000            174
Eastman Chemical Co.                                     30,700          1,949
FMC Corp. (a)                                            23,500          1,867
Great Lakes Chemical Corp.                               14,800            775
James River Corp. of Virginia                            37,900          1,402
Mead Corp.                                               22,600          1,407
Phelps Dodge Corp.                                        4,000            341
Potlatch Corp.                                           10,200            462
Premark International, Inc.                               7,400            198
Reynolds Metals Co.                                      16,800          1,197
Sonoco Products Co.                                      12,300            374
Temple-Inland, Inc.                                      11,900            643
USX-U.S. Steel Group                                     18,500            649
Westvaco Corp.                                           16,600            521
                                                                    ----------

                                                                        15,386
                                                                    ----------

CAPITAL GOODS - 5.2%
Briggs & Stratton Corp.                                  11,200            560
Browning-Ferris Industries, Inc.                         19,200            638
Caterpillar, Inc.                                        21,300          2,287
Deere & Co.                                               9,200            505
Foster Wheeler Corp.                                     28,800          1,166
General Electric Co.                                     26,800          1,752
Harnischfeger Industries, Inc.                           18,100            751
Harsco Corp.                                              6,000            243
Hitachi, Ltd. - ADR                                       6,700            757
Johnson Controls, Inc.                                   28,800          1,183
Matsushita Electric Industrial Co., Ltd. - ADR            3,100            634
Silicon Valley Group, Inc. (a)                            7,000            184
Tecumseh Products Co. Class A                             9,600            575
                                                                    ----------

                                                                        11,235
                                                                    ----------

CONSUMER BASICS - 9.4%
American Stores Co.                                       9,500            469
Archer-Daniels-Midland Co.                               83,707          1,967
Baxter International, Inc.                               23,700          1,238
Beverly Enterprises, Inc. (a)                            34,900            567
Black & Decker Corp.                                     16,200            602
Bristol-Myers Squibb Co.                                 30,750          2,491
Columbia/HCA Healthcare Corp.                            32,950          1,295
Foundation Health Systems, Inc. (a)                      18,190            551
IBP, Inc.                                                58,000          1,349
McKesson Corp.                                           14,100          1,093
PepsiCo, Inc.                                            37,800          1,420
Philip Morris Cos., Inc.                                 17,900            794
RJR Nabisco Holdings Corp.                               66,540          2,196
Sara Lee Corp.                                           24,100          1,003
Schering-Plough Corp.                                    30,800          1,475
Tenet Healthcare Corp. (a)                               27,200            804
UST Corp.                                                11,600            322
Warner-Lambert Co.                                        5,000            622
                                                                    ----------

                                                                        20,258
                                                                    ----------

CONSUMER DURABLES - 3.9%
Chrysler Corp.                                           69,000          2,264
Ford Motor Co.                                           97,000          3,662
General Motors Corp.                                      8,700            484
Whirlpool Corp.                                          36,400          1,986
                                                                    ----------

                                                                         8,396
                                                                    ----------

CONSUMER NON-DURABLES - 4.0%
Burlington Industries, Inc. (a)                          37,100            445
Dayton Hudson Corp.                                      58,800          3,127
Eastman Kodak Co.                                        10,800            829
Fruit of the Loom, Inc. Class A (a)                      11,100            344
JC Penney & Co., Inc.                                    19,200          1,002
Kmart Corp. (a)                                          38,200            468
Sears Roebuck & Co.                                      15,500            833
Wal-Mart Stores, Inc.                                    42,500          1,438
                                                                    ----------

                                                                         8,486
                                                                    ----------

CONSUMER SERVICES - 3.3%
AMR Corp. (a)                                            23,700          2,192
Brinker International, Inc. (a)                          27,700            395
Carnival Corp. Class A                                   31,200          1,287
Delta Air Lines, Inc.                                     3,100            254
Disney (Walt) Co.                                         7,400            594
Harrah's Entertainment, Inc. (a)                         20,500            374
King World Productions, Inc.                             15,200            532
UAL Corp. (a)                                            20,200          1,446
                                                                    ----------

                                                                         7,074
                                                                    ----------

ENERGY - 11.3%
Amerada Hess Corp. NPV                                   37,000          2,056
Amoco Corp.                                              13,075          1,137
Apache Corp.                                              7,800            254
Ashland, Inc.                                             4,200            195
Atlantic Richfield Co.                                   48,600          3,426


32  Equity Income Fund

EQUITY INCOME FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

British Petroleum Co. PLC - ADR                          17,688     $    1,324
Elf Aquitaine - ADR                                       8,200            446
Exxon Corp.                                              48,700          2,995
Kerr-McGee Corp.                                         20,000          1,268
Louisiana Land & Exploration Co.                          4,900            280
LTV Corp.                                                23,400            333
Mapco, Inc.                                              23,100            728
Mobil Corp.                                              14,600          1,020
Murphy Oil Corp.                                         28,900          1,409
Occidental Petroleum Corp.                               70,800          1,774
Oryx Energy Co. (a)                                      12,000            254
Phillips Petroleum Co.                                   38,400          1,680
Santa Fe Energy Resources, Inc. (a)                      37,500            551
Texaco, Inc.                                             12,500          1,359
Unocal Corp.                                             16,100            625
USX-Marathon Group                                       29,500            852
Valero Energy Corp.                                       8,000            289
                                                                    ----------

                                                                        24,255
                                                                    ----------

FINANCE - 23.7%
Aetna, Inc.                                              23,900          2,447
Ahmanson (H.F.) & Co.                                    32,400          1,393
Allstate Corp.                                           61,820          4,513
AMBAC, Inc.                                               9,900            756
American General Corp.                                   10,200            487
Banc One Corp.                                           35,910          1,739
BankAmerica Corp.                                        45,800          2,957
BankBoston Corp.                                         33,400          2,407
Barnett Banks, Inc.                                      10,800            567
Beneficial Corp.                                         19,800          1,407
Chase Manhattan Corp.                                    46,168          4,481
Chubb Corp. (The)                                        34,100          2,280
Citicorp                                                  1,800            217
Everest Re Holdings, Inc.                                11,700            464
Federal National Mortgage Association                    41,600          1,815
First Chicago NBD Corp.                                  21,942          1,327
First Union Corp.                                        27,300          2,525
Fleet Financial Group, Inc.                              15,000            949
Hartford Life, Inc. Class A (a)                           2,400             90
Horace Mann Educators Corp.                               8,100            397
Jefferson-Pilot Corp.                                     5,900            412
John Alden Financial Corp.                                9,800            205
Loews Corp.                                               4,800            481
Mid Ocean, Ltd.                                           9,800            514
Morgan (J.P.) & Co., Inc.                                 5,000            522
Morgan Stanley, Dean Witter Discover and Co.             75,800          3,264
NationsBank Corp.                                        19,000          1,226
Old Republic International Corp.                         12,900            391
PMI Group, Inc. (The)                                    11,900            742
PNC Bank Corp.                                           41,800          1,740
Provident Companies, Inc.                                13,000            696
Reliance Group Holdings, Inc.                            32,800            390
Salomon, Inc.                                            24,500          1,363
SouthTrust Corp.                                         31,200          1,291
St. Paul Cos., Inc.                                      22,900          1,746
Student Loan Marketing Association                        3,200            406
TIG Holdings, Inc.                                       24,300            759
Transamerica Financial Corp.                              8,500            795
Wachovia Corp.                                           15,500            904
                                                                    ----------

                                                                        51,065
                                                                    ----------

GENERAL BUSINESS - 2.6%
American Greetings Corp. Class A                         15,300            566
Reader's Digest Association, Inc. Class A                 8,200            235
SBC Communications, Inc.                                 47,579          2,944
Tribune Co.                                              27,000          1,298
Viacom, Inc. Class B (a)                                 18,100            543
                                                                    ----------

                                                                         5,586
                                                                    ----------

MISCELLANEOUS - 1.3%
Chelsea GCA Realty, Inc.                                  6,200            236
Colonial Properties Trust                                15,100            444
Geon Co.                                                 14,900            302
Health & Rehabilitation Properties Trust                  7,200            135
Oasis Residential, Inc.                                  13,300            313
Prentiss Properties Trust                                10,100            259
Public Storage, Inc.                                     25,400            743
United Dominion Realty Trust, Inc.                       28,500            403
                                                                    ----------

                                                                         2,835
                                                                    ----------

SHELTER - 0.3%
Evans Withycombe Residential, Inc.                       11,600            241
Lafarge Corp.                                            16,200            397
                                                                    ----------

                                                                           638
                                                                    ----------

TECHNOLOGY - 8.1%
Amdahl Corp. (a)                                         30,500            267
Boeing Co.                                               13,600            722
COMPAQ Computer Corp. (a)                                14,000          1,390
Data General Corp. (a)                                   18,300            476
Hewlett-Packard Co.                                      19,300          1,081
Intel Corp.                                              11,600          1,642


                                                          Equity Income Fund  33

EQUITY INCOME FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

International Business Machines Corp.                    58,300     $    5,258
Lexmark International Group, Inc. Class A (a)            11,200            340
Lockheed Martin Corp.                                     1,600            166
MEMC Electronic Materials, Inc. (a)                      24,500            802
Northrop Grumman Corp.                                   17,900          1,572
Rockwell International Corp.                              5,000            295
Seagate Technology                                       21,900            771
Storage Technology Corp. (a)                              5,800            258
Tandy Corp.                                               5,600            314
Tektronix, Inc.                                           7,700            462
TRW, Inc.                                                17,100            971
VLSI Technology, Inc. (a)                                29,300            689
                                                                    ----------

                                                                        17,476
                                                                    ----------

TRANSPORTATION - 0.8%
Burlington Northern, Inc.                                 6,800            611
Ryder System, Inc.                                       33,200          1,096
                                                                    ----------

                                                                         1,707
                                                                    ----------

UTILITIES - 15.3%
AT&T Corp.                                               46,900          1,644
BCE, Inc.                                                38,200          1,070
Bell Atlantic Corp.                                      15,600          1,184
BellSouth Corp.                                          65,600          3,042
Boston Edison Co.                                        13,800            364
Century Telephone Enterprises, Inc.                      23,000            775
Columbia Gas System, Inc.                                18,300          1,194
DTE Energy Co.                                           34,200            945
Edison International                                     91,800          2,284
Entergy Corp.                                           110,300          3,019
Equitable Resources, Inc.                                15,400            437
GPU, Inc.                                                22,300            800
MCI Communications Corp.                                 39,966          1,529
New England Electric System                              18,500            685
Niagara Mohawk Power Corp. (a)                           44,800            384
NYNEX Corp.                                              72,900          4,201
PacifiCorp.                                              37,600            827
Peco Energy Co.                                          26,800            563
PG&E Corp.                                               24,400            592
Potomac Electric Power Co.                               34,200            791
Public Service Enterprise Group, Inc.                    22,100            553
Southern New England Telecommunications Corp.            26,900          1,046
Texas Utilities Co.                                      29,800          1,025
U.S. West Communications Group                           65,100          2,452
WorldCom, Inc.                                           43,800          1,398
                                                                    ----------

                                                         32,807         32,804
                                                                    ----------

TOTAL COMMON STOCKS
(cost $169,984)                                                        207,201
                                                                    ----------

CONVERTIBLE PREFERRED STOCKS - 0.2%
Atlantic Richfield Co.                                   17,900            385
                                                                    ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $444)                                                                385
                                                                    ----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                      (000)
                                                   ----------

SHORT-TERM INVESTMENTS - 3.0%
Frank Russell Investment Company
  Money Market Fund
  due on demand (b)                                $    5,615            5,615

United States Treasury Notes
  5.750% due 10/31/97 (c)                               1,000            1,001
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,616)                                                            6,616
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $177,044)(d) - 99.5%                                  214,202

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                               1,043
                                                                    ----------

NET ASSETS - 100.0%                                                 $  215,245
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


34  Equity Income Fund

EQUITY INCOME FUND

June 30, 1997 (Unaudited)

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 09/97                                      13    $        47
S & P Barra Value Futures Contracts
  expiration date 09/97                                       8            (36)
                                                                   -----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                          $        11
                                                                   -----------
                                                                   -----------


(#) At June 30, 1997, United States Treasury Notes valued at $1,001 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.



        The accompanying notes are an integral part of the financial statements.


                                                          Equity Income Fund  35

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                              Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)
ASSETS
Investments at market (identified cost $177,044)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .   $         214,202
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 606
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 420
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,685
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,006
                                                                                                           -----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             218,919

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,629
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 772
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 146
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  59
                                                                                        ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,674
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        215,245
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            873
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,883
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,158
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  48
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             156,272
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        215,245
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($214,991,828 divided by 4,749,626 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          45.27
                                                                                                            ----------------
                                                                                                            ----------------
  Class C ($253,420 divided by 5,594 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          45.30
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


36  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                         Amounts in thousands

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,480
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 205
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,712

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            796
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  83
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 104
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,035
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,677
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,212
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,253              21,465
                                                                                        ----------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,340
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29               9,369
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,834
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         32,511
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


                                                          Equity Income Fund  37

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                       FOR THE SIX MONTHS       FOR THE YEAR
                                                                                       ENDED JUNE 30, 1997          ENDED
                                                                                          (UNAUDITED)         DECEMBER 31, 1996
                                                                                       -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             1,677   $             3,812
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                21,465                25,079
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 9,369                 8,001
                                                                                       -------------------   -------------------

  Net increase (decrease) in net assets resulting from operations. . . . . . . . . .                32,511                36,892
                                                                                       -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (804)               (3,811)
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --                    (1)
  In excess of net investment income
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --                   (48)
  Net realized gain on investments
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (7,449)              (23,810)
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    (6)                  (12)
                                                                                       -------------------   -------------------

    Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . . .                (8,259)              (27,682)
                                                                                       -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .                (4,261)                5,928
                                                                                       -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .                19,991                15,138

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               195,254               180,116
                                                                                       -------------------   -------------------
  End of period (including undistributed net investment income of
    $873 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           215,245   $           195,254
                                                                                       -------------------   -------------------
                                                                                       -------------------   -------------------


       The accompanying notes are an integral part of the financial statements.


38  Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                      1997*        1996         1995          1994        1993         1992
                                                    ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .  $    40.22   $    38.43   $    32.21   $    35.90   $    35.32   $    36.54
                                                    ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . .         .35          .82          .94          .90          .83          .99
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . .        6.43         7.03        10.08         (.70)        3.69         3.08
                                                    ----------   ----------   ----------   ----------   ----------   ----------

    Total Income From Investment Operations. . . .        6.78         7.85        11.02          .20         4.52         4.07
                                                    ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . .        (.17)        (.82)        (.97)        (.89)        (.83)       (1.00)
  In excess of net investment income . . . . . . .          --         (.01)          --           --           --           --
  Net realized gain on investments . . . . . . . .       (1.56)       (5.23)       (3.83)       (3.00)       (3.11)       (4.29)
                                                    ----------   ----------   ----------   ----------   ----------   ----------

    Total Distributions. . . . . . . . . . . . . .       (1.73)       (6.06)       (4.80)       (3.89)       (3.94)       (5.29)
                                                    ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . .  $    45.27   $    40.22   $    38.43   $    32.21   $    35.90   $    35.32
                                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . .       17.32        21.45        34.76          .69        13.23        11.51

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . .     214,992      195,132      180,116      144,285      149,532      134,365

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . . .        1.04         1.07         1.06         1.04         1.05         1.08
    Net investment income. . . . . . . . . . . . .        1.69         2.03         2.51         2.56         2.23         2.68

  Portfolio turnover rate (%)(b) . . . . . . . . .      165.88       106.40        92.40        89.91        78.72        95.07

  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . .       .0399        .0441          N/A          N/A          N/A          N/A



*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


                                                          Equity Income Fund  39

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                               1997*          1996*
                                                                            ----------     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .    $    40.22     $    41.86
                                                                            ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .           .19            .10
  Net realized and unrealized gain (loss) on investments . . . . . . . .          6.45           2.39
                                                                            ----------     ----------

    Total Income From Investment Operations. . . . . . . . . . . . . . .          6.64           2.49
                                                                            ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .            --           (.18)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . .         (1.56)         (3.95)
                                                                            ----------     ----------

    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . .         (1.56)         (4.13)
                                                                            ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .    $    45.30     $    40.22
                                                                            ----------     ----------
                                                                            ----------     ----------

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . . . . .         16.89           6.23(a)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . .           253            122

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . .          1.77           1.77
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           .94           1.50

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . .        165.88         106.40
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . . . . . .         .0399          .0441


*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.


40  Equity Income Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

COMMON STOCKS - 96.2%
BASIC INDUSTRIES - 4.9%
Air Products & Chemicals, Inc.                            4,000     $      325
Albemarle Corp.                                           5,800            122
Allegheny Teldyne, Inc.                                  21,600            583
Aluminum Co. of America                                  21,300          1,606
ASARCO, Inc.                                             23,500            720
Bethlehem Steel Corp. (a)                                43,700            456
Betz Laboratories, Inc.                                   7,700            508
Boise Cascade Corp.                                       6,100            215
Bowater, Inc.                                             6,100            282
Champion International Corp.                             12,400            685
Chesapeake Corp.                                          7,300            246
Cincinnati Milacron, Inc.                                 3,600             93
Consolidated Papers, Inc.                                 4,600            248
Crompton & Knowles Corp.                                  5,100            114
Cyprus Amax Minerals Co.                                  6,100            150
Cytec Industries, Inc.                                    3,000            112
Diamond Offshore Drilling, Inc. (a)                       5,200            406
Dow Chemical Co.                                        117,600         10,246
du Pont (E.I.) de Nemours & Co.                          84,000          5,282
Eastman Chemical Co.                                      9,700            616
Fort Howard Corp. (a)                                    45,000          2,275
Freeport-McMoRan Copper & Gold, Inc. Class A             19,800            579
Georgia Gulf Corp.                                        1,900             55
Inland Steel Industries, Inc.                            50,200          1,312
Kimberly-Clark Corp.                                     25,200          1,254
Mead Corp.                                                6,900            430
NL Industries, Inc.                                       1,200             17
Nucor Corp.                                              30,700          1,735
Owens-Illinois, Inc. (a)                                 18,700            580
Phelps Dodge Corp.                                       20,900          1,780
PPG Industries, Inc.                                      5,100            296
Praxair, Inc.                                            46,300          2,593
Premark International, Inc.                               4,200            112
Rohm & Haas Co.                                           2,100            189
Sealed Air Corp. (a)                                      1,800             86
Sigma Aldrich Corp.                                      24,100            842
Temple-Inland, Inc.                                       7,300            394
Union Camp Corp.                                          5,300            265
Union Carbide Corp.                                      54,700          2,574
USX-U.S. Steel Group                                     24,100            845
Wausau Paper Mills Co.                                    4,000             76
Wellman, Inc.                                             1,900             33
Worthington Industries, Inc.                             24,100            441
                                                                    ----------

                                                                        41,778
                                                                    ----------

CAPITAL GOODS - 6.2%
Aeroquip-Vickers, Inc.                                    3,600            170
Anixter International, Inc. (a)                           3,700             64
Boston Scientific Corp. (a)                              62,900          3,864
Caterpillar, Inc.                                        88,900          9,546
Cooper Industries, Inc.                                  88,300          4,393
Crane Co.                                                 6,000            251
Cummins Engine Co., Inc.                                 44,000          3,105
Deere & Co.                                              12,100            664
Dover Corp.                                              25,800          1,587
Emerson Electric Co.                                     28,500          1,569
Exide Corp.                                               2,700             59
Fluor Corp.                                              10,700            590
Foster Wheeler Corp.                                      5,200            211
General Electric Co.                                    218,600         14,291
General Signal Corp.                                      4,800            209
Grainger (W.W.), Inc.                                     6,300            493
Halter Marine Group, Inc. (a)                             3,027             73
Harnischfeger Industries, Inc.                            6,300            261
Harsco Corp.                                              5,300            215
Ingersoll-Rand Co.                                       42,400          2,618
ITT Industries, Inc.                                     15,900            409
Johnson Controls, Inc.                                   11,700            480
Martin Marietta Materials, Inc.                           6,697            217
NACCO Industries, Inc. Class A                            1,100             62
Novellus Systems, Inc. (a)                               11,800          1,015
Parker-Hannifin Corp.                                     2,800            170
Raychem Corp.                                            21,400          1,592
Republic Industries, Inc. (a)                            27,700            689
Tyco International, Ltd. (a)                             49,900          3,471
Weatherford Enterra, Inc. (a)                             7,900            304
Wheelabrator Technologies, Inc.                          12,200            188
                                                                    ----------

                                                                        52,830
                                                                    ----------

CONSUMER BASICS - 19.5%
Albertson's, Inc.                                        21,100            770
ALZA Corp. (a)                                           47,500          1,378
American Home Products Corp.                             79,500          6,082
American Stores Co.                                       9,600            474
Apria Healthcare Group, Inc. (a)                         13,400            238
Archer-Daniels-Midland Co.                              152,299          3,579
Bausch & Lomb, Inc.                                       4,300            203
Beverly Enterprises, Inc. (a)                            73,000          1,186
Biogen, Inc.                                             42,100          1,426
Black & Decker Corp.                                     13,900            517
Bristol-Myers Squibb Co.                                 94,500          7,654
Cardinal Health, Inc.                                    30,750          1,760
Coca-Cola Co. (The)                                     130,000          8,775
Columbia/HCA Healthcare Corp.                           124,600          4,898
ConAgra, Inc.                                            54,350          3,485


42  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------

Corning, Inc.                                            64,300     $    3,577
CPC International, Inc.                                   5,700            526
Dura Pharmaceuticals, Inc.                                4,700            187
Fleming Cos., Inc.                                       28,700            517
Forest Labs, Inc. (a)                                     6,800            283
General Mills, Inc.                                      14,800            964
General Nutrition Companies, Inc. (a)                     7,600            212
Gillette Co.                                             14,750          1,398
Health Care & Retirement Corp. (a)                       23,300            778
HEALTHSOUTH Corp.                                        83,300          2,077
Heinz (H.J.) Co.                                         15,500            715
Humana, Inc. (a)                                         54,600          1,263
Immune Response Corp. (a)                                 3,400             26
Interstate Bakeries Corp.                                11,000            652
Johnson & Johnson                                       121,500          7,822
Kellogg Co.                                              20,100          1,721
Lincare Holdings, Inc. (a)                                4,100            176
Meditrust                                                17,300            690
Merck & Co., Inc.                                       188,770         19,538
Mine Safety Appliances Co.                                  600             36
Nabisco Holdings Corp. Class A                            5,000            199
Omnicare, Inc.                                           13,300            417
PepsiCo, Inc.                                           259,800          9,759
Perrigo Co. (a)                                          11,200            140
Pfizer, Inc.                                             30,200          3,609
Philip Morris Cos., Inc.                                247,400         10,978
PhyCor, Inc. (a)                                         22,400            770
Pioneer Hi-Bred International, Inc.                       5,700            456
Procter & Gamble Co.                                     65,300          9,224
Quaker Oats Co.                                          96,200          4,317
Ralston-Purina Group                                     10,200            838
RJR Nabisco Holdings Corp.                              167,200          5,518
Rubbermaid, Inc.                                         14,000            416
Safeway, Inc. (a)                                        98,185          4,529
Schering-Plough Corp.                                   184,400          8,828
Sybron International Corp. (a)                            2,100             84
Tenet Healthcare Corp. (a)                              143,200          4,233
U.S. Surgical Corp.                                      27,600          1,028
Unilever NV                                              14,800          3,226
United Healthcare Corp.                                  35,500          1,846
Universal Corp.                                           3,300            105
UST Corp.                                                 1,700             47
Warner-Lambert Co.                                       47,600          5,914
Watson Pharmaceuticals, Inc. (a)                          6,000            253
Wellpoint Health Networks, Inc. Class A (a)              84,051          3,856
                                                                    ----------

                                                                       166,173
                                                                    ----------

CONSUMER DURABLES - 2.8%
AutoZone Inc. (a)                                        13,100            309
Best Buy Co. (a)                                         38,500            573
Chrysler Corp.                                           53,500          1,755
Cooper Tire & Rubber Co.                                 12,600            277
Dana Corp.                                               23,400            889
Eaton Corp.                                               9,800            856
Ford Motor Co.                                          295,600         11,159
General Motors Corp.                                     90,500          5,040
Goodyear Tire & Rubber Co.                               15,700            994
Kimball International, Inc. Class B                       9,800            392
Lear Corp. (a)                                            6,600            293
Modine Manufacturing Co.                                 11,500            342
Whirlpool Corp.                                          20,700          1,129
                                                                    ----------

                                                                        24,008
                                                                    ----------

CONSUMER NON-DURABLES - 6.2%
Anheuser-Busch Cos., Inc.                                48,300          2,026
Avon Products, Inc.                                      10,500            741
Bed Bath & Beyond, Inc. (a)                               4,300            131
Block Drug Co., Inc. Class A                              8,911            388
Blyth Industries, Inc.                                   15,000            506
Borders Group, Inc.                                      33,500            808
Brunswick Corp.                                          27,100            847
Cintas Corp.                                                800             55
Circuit City Stores, Inc.                                 8,500            302
CompUSA, Inc.                                            19,000            408
Coors (Adolph) Co. Class B                                5,700            150
Dayton Hudson Corp.                                     171,300          9,111
Eastman Kodak Co.                                        17,800          1,366
Estee Lauder Companies Class A                           11,100            558
Federated Department Stores, Inc. (a)                    18,100            629
Fieldcrest Cannon, Inc. (a)                               2,600             49
Fingerhut Cos., Inc.                                     14,400            251
Fruit of the Loom, Inc. Class A (a)                       9,100            282
Gap, Inc.                                                21,200            824
Hartmarx Corp. (a)                                       11,300             93
Home Depot, Inc. (The)                                   61,500          4,240
Intimate Brands, Inc. Class A                             3,000             63
JC Penney & Co., Inc.                                    19,900          1,039
Jones Apparel Group, Inc.                                23,900          1,141
Kohl's Corp. (a)                                         21,400          1,133
Land's End, Inc. (a)                                      1,700             50
Liz Claiborne, Inc.                                      12,000            559
Mattel, Inc.                                             39,200          1,328
Newell Co.                                               28,300          1,121
NIKE, Inc. Class B                                        8,900            520
Nine West Group, Inc. (a)                                 3,100            118
Nordstrom, Inc.                                           1,400             69


                                                    Quantitative Equity Fund  43

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------

PeopleSoft, Inc.                                          6,100     $      322
Ross Stores, Inc.                                       100,000          3,263
Seagram Co., Ltd.                                        21,900            881
Sears Roebuck & Co.                                      69,400          3,730
SuperValu, Inc.                                           6,000            207
Tiffany & Co.                                             4,300            199
Toys "R" Us, Inc. (a)                                    24,800            868
Tultex Corp. (a)                                          6,300             39
V.F. Corp.                                                3,100            263
Wal-Mart Stores, Inc.                                   300,700         10,167
Woolworth Corp. (a)                                      57,900          1,390
                                                                    ----------

                                                                        52,235
                                                                    ----------

CONSUMER SERVICES - 2.2%
AMR Corp. (a)                                             3,700            342
Boyd Gaming Corp. (a)                                     3,500             20
Circus Circus Enterprises, Inc. (a)                      11,600            286
Delta Air Lines, Inc.                                    28,200          2,312
Disney (Walt) Co.                                        75,900          6,091
Extended Stay America, Inc.                               9,500            141
Harrah's Entertainment, Inc. (a)                         13,300            243
HFS, Inc. (a)                                            14,000            812
Hilton Hotels Corp.                                      35,600            946
International Game Technology                            16,700            296
ITT Corp. (a)                                            15,100            922
King World Productions, Inc.                             21,000            735
McDonald's Corp.                                            200             10
MGM Grand, Inc. (a)                                       4,800            178
Mirage Resorts, Inc. (a)                                 24,300            613
Primadonna Resorts, Inc. (a)                             13,300            257
Promus Hotel Corp. (a)                                   32,800          1,271
Ruby Tuesday, Inc. (a)                                   30,800            691
Southwest Airlines Co.                                    9,900            256
UAL Corp. (a)                                            22,100          1,581
USAir Group, Inc. (a)                                     8,300            291
                                                                    ----------

                                                                        18,294
                                                                    ----------

ENERGY - 7.8%
Amoco Corp.                                              15,400          1,339
Anadarko Petroleum Corp.                                 12,200            732
Ashland, Inc.                                            16,100            747
Atlantic Richfield Co.                                   19,800          1,396
Baker Hughes, Inc.                                       58,530          2,264
BJ Services Co. (a)                                       6,200            332
Burlington Resources, Inc.                               26,200          1,156
Chevron Corp.                                             8,000            592
ENSCO International, Inc. (a)                            25,800          1,361
Exxon Corp.                                             344,144         21,165
Halliburton Co.                                          21,900          1,736
LTV Corp.                                                85,800          1,223
Lyondell Petrochemical Co.                               12,800            279
Mobil Corp.                                             113,400          7,924
Pennzoil Co.                                             17,700          1,358
Phillips Petroleum Co.                                  158,000          6,912
Pogo Producing Co.                                        6,800            263
Questar Corp.                                             2,200             89
Royal Dutch Petroleum Co.                               124,400          6,764
Schlumberger, Ltd.                                       12,600          1,575
Tesoro Petroleum Corp. (a)                                6,600             98
Texaco, Inc.                                             42,300          4,600
Tosco Corp.                                              26,700            799
Ultramar Diamond Shamrock Corp.                           2,100             68
Unocal Corp.                                              4,600            179
USX-Marathon Group                                       27,600            797
Valero Energy Corp.                                      15,000            544
                                                                    ----------

                                                                        66,292
                                                                    ----------

FINANCE - 17.1%
Advanta Corp. Class B                                     3,700            131
Aegon                                                     4,380            307
Aetna, Inc.                                                 700             72
Ahmanson (H.F.) & Co.                                    74,700          3,212
Alex Brown, Inc.                                          3,000            212
Allstate Corp.                                           37,579          2,743
AMBAC, Inc.                                              14,700          1,123
American General Corp.                                   39,100          1,867
American International Group, Inc.                      127,300         19,015
American National Insurance Co.                           1,800            157
AmSouth Bancorp                                          73,200          2,768
Associates First Capital Corp. Class A                    2,600            144
Banc One Corp.                                          109,031          5,281
BankAmerica Corp.                                       187,600         12,112
BankBoston Corp.                                          7,000            504
Bankers Trust New York Corp.                              6,300            548
Barnett Banks, Inc.                                      37,400          1,964
Bear Stearns Cos., Inc.                                 109,026          3,727
Beneficial Corp.                                          4,600            327
Central Fidelity Banks, Inc.                              1,100             39
Charter One Financial, Inc.                               4,000            216
Chase Manhattan Corp.                                     2,500            243
Chubb Corp. (The)                                           300             20
CIGNA Corp.                                              26,500          4,704
Citicorp                                                  1,900            229
City National Corp.                                       8,900            214
CNA Financial Corp. (a)                                   7,900            833


44  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------

Comerica, Inc.                                           49,500     $    3,366
Commerce Bancshares, Inc.                                 3,425            155
Conseco, Inc.                                            22,000            814
ContiFinancial Corp. (a)                                  3,800            139
CoreStates Financial Corp.                               19,800          1,064
Crestar Financial Corp.                                   9,500            369
Dime Bancorp, Inc.                                        9,200            161
Edwards (A.G.), Inc.                                     42,000          1,796
Equifax, Inc.                                             4,100            152
Equitable Companies, Inc.                                18,900            628
Everest Reinsurance Holdings, Inc.                        5,700            226
Federal Home Loan Mortgage Corp.                         52,600          1,808
Federal National Mortgage Association                   137,100          5,981
FINOVA Group, Inc.                                        2,200            168
First America Bank Corp.                                  3,600            165
First Chicago NBD Corp.                                  39,852          2,411
First Commerce Corp.                                      1,400             61
First Empire State Corp.                                    200             67
First Union Corp.                                        25,100          2,322
First Virginia Banks, Inc.                                2,500            151
Firstar Corp.                                            13,000            397
Fleet Financial Group, Inc.                                 140              9
General Re Corp.                                          1,700            309
Golden West Financial Corp.                              17,500          1,225
Great Western Financial Corp.                            12,200            656
Hartford Financial Services Group (The), Inc.             6,400            530
Hibernia Corp.                                           10,000            139
Household International Corp.                             9,300          1,092
John Alden Financial Corp.                               10,300            216
Kansas City Life Insurance Co.                            1,300            103
KeyCorp                                                  11,100            620
Lehman Brothers Holdings, Inc.                          120,800          4,892
Lincoln National Corp.                                    8,600            554
Loews Corp.                                               3,100            310
Marsh & McLennan Cos., Inc.                              62,400          4,454
MBIA, Inc.                                                5,800            654
Mercantile Bancorp, Inc.                                  6,800            413
Mercantile Bankshares Corp.                               4,600            183
Money Store, Inc.                                         5,000            143
Morgan (J.P.) & Co., Inc.                                26,800          2,797
Morgan Stanley, Dean Witter, Discover and Co.            92,550          3,985
National City Corp.                                      16,600            872
NationsBank Corp.                                       124,486          8,029
North Fork Bancorporation, Inc.                           5,600            120
Northern Trust Corp.                                      3,100            150
Ohio Casualty Corp.                                       2,100             92
Old Kent Financial Corp.                                  4,305            232
Old Republic International Corp.                         26,050            790
Pacific Century Financial Corp.                           6,400            296
PaineWebber Group, Inc.                                  20,500            718
PMI Group, Inc. (The)                                     4,700            293
PNC Bank Corp.                                            5,005            208
Progressive Corp.                                         2,700            235
Providian Financial Corp.                                29,200            938
Regions Financial Corp.                                   4,800            152
Republic New York Corp.                                   4,800            516
Robert Half International, Inc. (a)                      14,900            701
Salomon, Inc.                                             9,700            540
Signet Banking Corp.                                     58,500          2,106
SouthTrust Corp.                                         42,700          1,767
St. Paul Cos., Inc.                                       3,200            244
Star Banc Corp.                                          45,000          1,901
State Street Corp.                                        5,200            241
SunTrust Banks, Inc.                                     15,900            876
TCF Financial Corp.                                       3,000            148
Torchmark Corp.                                          14,500          1,033
Transamerica Financial Corp.                              9,000            842
Travelers Property Casualty Corp. Class A                12,200            487
Travelers, Inc.                                         158,133          9,972
Union Planters Corp.                                      2,500            130
UnionBanCal Corp.                                         1,900            137
United Carolina Bancshares, Inc.                            900             46
Unitrin, Inc.                                             2,050            125
UNUM Corp.                                                5,400            227
Valley National Bancorp                                   1,300             35
Wachovia Corp.                                           19,400          1,131
Washington Federal, Inc.                                  4,100            105
Washington Mutual, Inc.                                  10,900            651
Wells Fargo & Co.                                         1,300            350
Wilmington Trust Corp.                                    1,300             59
                                                                    ----------

                                                                       145,892
                                                                    ----------

GENERAL BUSINESS - 4.6%
AccuStaff, Inc. (a)                                      44,400          1,052
ADT, Ltd. (a)                                             6,200            205
Ascend Communications, Inc. (a)                          14,000            549
Automatic Data Processing, Inc.                          48,900          2,298
Belo (A.H.) Corp. Class A                                 7,100            296
BHC Communications, Inc. Class A                          2,900            347
Central Newspapers, Inc. Class A                          1,200             86
Cox Communications, Inc. Class A (a)                      3,700             89
Deluxe Corp.                                             15,000            512
Donnelley (R.R.) & Sons Co.                              20,500            751
Dun & Bradstreet Corp.                                  102,800          2,698
Ecolab, Inc.                                              2,700            129
First Data Corp.                                         53,400          2,346


Quantitative Equity Fund  45

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------

Fiserv, Inc. (a)                                         21,300     $      950
Gannett Co., Inc.                                        47,000          4,641
Knight-Ridder, Inc.                                      33,200          1,629
Meredith Corp.                                            7,400            215
Metromedia International Group, Inc. (a)                 12,600            160
Moore Corp., Ltd.                                        69,800          1,374
New York Times Co. Class A                               22,100          1,094
Paging Network, Inc. (a)                                 11,000             97
SBC Communications, Inc.                                 53,745          3,325
Scripps (E.W.) Co. Class A                                  700             29
Service Corp. International                              13,900            457
Sinclair Broadcast Group, Inc. Class A (a)                1,900             58
SPS Transaction Services, Inc. (a)                        1,200             22
TCI Satellite Entertainment, Inc., Class A (a)            5,300             42
Tele-Communications, Inc. Class A                        83,400          1,235
Time Warner, Inc.                                       146,500          7,069
Tribune Co.                                              30,100          1,447
Viacom, Inc. Class B (a)                                 79,700          2,391
Washington Post Co. Class B                               4,300          1,711
                                                                    ----------

                                                                        39,304
                                                                    ----------

MISCELLANEOUS - 0.4%
Security Capital Pacific Trust                           38,800            888
Tenneco, Inc. (a)                                         9,900            447
Waste Management, Inc.                                   69,400          2,229
                                                                    ----------

                                                                         3,564
                                                                    ----------

SHELTER - 0.7%
Centex Corp.                                             32,700          1,329
Johns Manville Corp.                                      8,400             99
Louisiana Pacific Corp.                                   5,400            114
Masco Corp.                                              35,100          1,465
Owens-Corning Fiberglas Corp.                             7,900            341
Pulte Corp.                                               9,400            325
USG Corp. (a)                                            33,200          1,212
Vulcan Materials Co.                                      4,400            345
Weyerhaeuser Co.                                         18,500            962
                                                                    ----------

                                                                         6,192
                                                                    ----------

TECHNOLOGY - 13.5%
ADC Telecommunications, Inc.                             15,800            527
AlliedSignal, Inc.                                       41,700          3,503
Applied Materials, Inc. (a)                              25,800          1,825
Autodesk, Inc.                                            4,700            180
Bay Networks, Inc. (a)                                   23,500            624
BMC Software, Inc.                                       19,100          1,058
Boeing Co.                                               66,500          3,529
Cabletron Systems, Inc.                                  18,700            529
Cadence Design Systems, Inc. (a)                         15,100            506
Cisco Systems, Inc. (a)                                  73,400          4,927
Coltec Industries, Inc. (a)                              10,300            201
COMPAQ Computer Corp. (a)                                47,600          4,724
Computer Associates International, Inc.                  12,900            718
Cubic Corp.                                                 800             21
Digital Equipment Corp. (a)                              43,600          1,545
Electronic Data Systems Corp.                            23,700            972
EMC Corp. (a)                                            29,200          1,139
Gateway 2000, Inc.                                       16,000            519
General Dynamics Corp.                                   68,700          5,153
General Instrument Corp. (a)                             10,000            250
General Motors Corp. Class H                             28,900          1,669
Harris Corp.                                             11,500            966
HBO & Co.                                                37,400          2,576
Input/Output, Inc. (a)                                    2,800             51
Intel Corp.                                              93,400         13,222
International Business Machines Corp.                    80,600          7,269
Lexmark International Group, Inc. Class A (a)            39,100          1,188
Litton Industries, Inc. (a)                              10,500            507
McDonnell Douglas Corp.                                  43,000          2,945
MEMC Electronic Materials, Inc. (a)                       1,700             56
Micro Warehouse, Inc. (a)                                12,100            207
Micron Electronics, Inc. (a)                              4,700             84
Microsoft Corp. (a)                                      94,800         11,986
Motorola, Inc.                                           70,400          5,350
National Semiconductor Corp. (a)                         57,900          1,773
Northern Telecom, Ltd.                                   11,300          1,028
Northrop Grumman Corp.                                    9,400            825
Oracle Systems Corp. (a)                                 74,800          3,763
Perkin-Elmer Corp.                                       10,100            804
Pitney Bowes, Inc.                                       56,700          3,941
Quantum Corp.                                            41,000            833
Raytheon Co.                                             16,700            852
Read-Rite Corp. (a)                                       8,400            175
SCI Systems, Inc. (a)                                    22,700          1,447
Seagate Technology                                       20,400            718
Sensormatic Electronics Corp.                             9,500            122
Silicon Graphics, Inc. (a)                               13,500            203
Solectron Corp. (a)                                       4,200            294
Storage Technology Corp. (a)                             38,600          1,718
Stratus Computer, Inc. (a)                               40,100          2,005
Sun Microsystems, Inc.                                  123,300          4,585
Symantec Corp. (a)                                       72,500          1,414
Symbol Technologies, Inc.                                 5,300            178


46  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------

Tandy Corp.                                                 800     $       45
Teradyne, Inc. (a)                                        9,200            361
Thermo Instrument Systems, Inc. (a)                       7,500            230
Thiokol Corp.                                             1,500            105
Thomas & Betts Corp.                                     17,300            909
United Technologies Corp.                                15,000          1,245
Xerox Corp.                                              60,300          4,756
Xilinx, Inc. (a)                                          4,000            196
                                                                    ----------

                                                                       115,051
                                                                    ----------

TRANSPORTATION - 1.2%
Burlington Northern, Inc.                                 9,600            863
Caliber Systems, Inc.                                    13,600            507
CNF Transportation, Inc.                                 14,300            461
Consolidated Freightways Corp. (a)                        1,400             23
CSX Corp.                                                14,800            821
GATX Corp.                                               13,000            751
Kansas City Southern Industries, Inc.                     6,500            419
Norfolk Southern Corp.                                    6,700            675
Overseas Shipholding Group, Inc.                          4,100             81
Ryder System, Inc.                                        2,200             73
Tidewater, Inc.                                          63,100          2,776
Trinity Industries, Inc.                                  8,700            276
Union Pacific Corp.                                      36,500          2,573
Yellow Corp. (a)                                          7,900            176
                                                                    ----------

                                                                        10,475
                                                                    ----------

UTILITIES - 9.1%
360 Communications Co. (a)                               16,800            288
AES Corp. (a)                                            12,900            913
Airtouch Communications, Inc. (a)                        55,100          1,508
Allegheny Power System, Inc.                              2,900             77
American Electric Power Co., Inc.                        22,800            958
Ameritech Corp.                                          77,400          5,258
AT&T Corp.                                               37,100          1,301
Baltimore Gas & Electric Co.                              4,400            117
Bell Atlantic Corp.                                      49,830          3,781
BellSouth Corp.                                          88,700          4,113
Brooklyn Union Gas Co. (The)                              1,600             46
Calenergy, Inc. (a)                                      22,200            844
Central Louisiana Electric Co., Inc.                      9,200            259
CINergy Corp.                                            23,400            815
CMS Energy Corp.                                          4,500            159
Coastal Corp.                                            24,300          1,292
Consolidated Edison Co.                                  49,800          1,466
Dominion Resources, Inc.                                 14,000            513
DTE Energy Co.                                           11,100            307
Duke Power Co.                                           28,408          1,362
Edison International                                     23,100            575
Enron Corp.                                              61,300          2,502
Entergy Corp.                                           169,800          4,648
GPU, Inc.                                                26,500            951
GTE Corp.                                                85,300          3,742
Houston Industries, Inc.                                 67,800          1,453
Illinova Corp.                                            5,500            121
Long Island Lighting Co.                                 98,200          2,259
Lucent Technologies, Inc.                                79,800          5,751
MCI Communications Corp.                                 60,800          2,326
MDU Resources Group, Inc.                                 2,000             48
National Fuel & Gas Co.                                   4,500            189
New England Electric System                               5,000            185
New York State Electric & Gas Corp.                      34,100            712
Niagara Mohawk Power Corp. (a)                           12,400            106
Northeast Utilities                                      10,100             97
Northern States Power Co.                                24,000          1,242
NYNEX Corp.                                              15,500            893
OGE Energy Corp.                                            800             36
PacifiCorp.                                              44,200            972
Peco Energy Co.                                          26,400            554
Peoples Energy Corp.                                     10,700            401
Pinnacle West Capital Corp.                               5,600            168
Potomac Electric Power Co.                                9,100            210
PP&L Resources, Inc.                                     23,700            472
Public Service Co. of Colorado                            1,800             75
Public Service Co. of New Mexico                          7,000            125
Public Service Enterprise Group, Inc.                   100,100          2,502
Southern Co.                                             32,200            704
Sprint Corp.                                             34,500          1,816
Texas Utilities Co.                                      53,800          1,853
TransCanada Pipelines, Ltd.                               5,100            103
U.S. West Communications Group                           47,200          1,779
U.S. West Media Group (a)                                79,900          1,618
Unicom Corp.                                            100,400          2,234
Union Electric Co.                                       30,200          1,138
UtiliCorp United, Inc.                                   36,300          1,057
Western Resources, Inc.                                  48,100          1,560
Wisconsin Energy Corp.                                    8,300            206
WorldCom, Inc.                                          139,400          4,452
                                                                    ----------

                                                                        77,212
                                                                    ----------

TOTAL COMMON STOCKS
(cost $623,973)                                                        819,300
                                                                    ----------


                                                    Quantitative Equity Fund  47

QUANTITATIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)               $   31,742     $   31,742
United States Treasury Notes
  5.750% due 10/31/97 (c)                                 2,100          2,102
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $33,843)                                                          33,844
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $657,816)(d) - 100.2%                                 853,144

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                            (1,262)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  851,882
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 09/97                                      46     $      365
S & P 400 Midcap Index Futures Contracts
  expiration date 09/97                                      54             89
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      454
                                                                    ----------
                                                                    ----------


(#) At June 30, 1997, United States Treasury Notes valued at $2,102 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


48  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)



                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $657,816)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .   $         853,144
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,276
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,617
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,036
                                                                                                           -----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             861,073

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             807
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,056
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,416
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 595
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 130
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 187
                                                                                       -----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,191
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         851,882
                                                                                                           -----------------
                                                                                                           -----------------

NET ASSETS CONSIST OF: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           2,240
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              60,367
Unrealized appreciation (depreciation) on: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             195,328
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 454
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 225
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             593,268
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         851,882
                                                                                                           -----------------
                                                                                                           -----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($850,408,873 divided by 22,412,718 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           37.94
                                                                                                           -----------------
                                                                                                           -----------------
  Class C ($1,472,765 divided by 38,908 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           37.85
                                                                                                           -----------------
                                                                                                           -----------------


        The accompanying notes are an integral part of the financial statements.

                                                    Quantitative Equity Fund  49

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           6,815
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 849
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
                                                                                                           -----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,720

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           2,893
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 184
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 212
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                       -----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,381
                                                                                                           -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,339
                                                                                                           -----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              56,301
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,324              60,625
                                                                                       -----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              64,018
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 769              64,787
                                                                                       -----------------   -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             125,412
                                                                                                           -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .   $         129,751
                                                                                                           -----------------
                                                                                                           -----------------


        The accompanying notes are an integral part of the financial statements.

50  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   Amounts in thousands

                                                                                          FOR THE SIX MONTHS      FOR THE YEAR
                                                                                         ENDED JUNE 30, 1997          ENDED
                                                                                              (UNAUDITED)       DECEMBER 31, 1996
                                                                                         -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             4,339   $             9,109
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               60,625                70,157
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . .               64,787                41,332
                                                                                        -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations. . . . . . . . . .              129,751               120,598
                                                                                        -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2,098)               (9,111)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (1)                   (1)
  In excess of net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   --                   (80)
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (20,834)              (70,285)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (12)                  (25)
                                                                                        -------------------   -------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . . .              (22,945)              (79,502)
                                                                                        -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . . .               80,829               134,203
                                                                                        -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . .              187,635               175,299

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              664,247               488,948
                                                                                        -------------------   -------------------
  End of period (including undistributed net investment income of
    $2,240 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           851,882   $           664,247
                                                                                        -------------------   -------------------
                                                                                        -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.


                                                    Quantitative Equity Fund  51

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                 1997*       1996        1995       1994       1993       1992
                                                              --------    --------   --------   --------   --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .    $  33.05    $  30.76   $  24.84   $  26.44   $  25.82    $  25.88
                                                              --------    --------   --------   --------   --------    --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .19         .51        .50        .49        .45         .49
  Net realized and unrealized gain (loss) on investments .        5.81        6.24       8.72       (.19)      2.69        1.67
                                                              --------    --------   --------   --------   --------    --------

    Total Income From Investment Operations. . . . . . . .        6.00        6.75       9.22        .30       3.14        2.16
                                                              --------    --------   --------   --------   --------    --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.10)       (.51)      (.51)      (.49)      (.45)       (.49)
  Net realized gain on investments . . . . . . . . . . . .       (1.01)      (3.95)     (2.79)     (1.41)     (2.07)      (1.73)
                                                              --------    --------   --------   --------   --------    --------

    Total Distributions. . . . . . . . . . . . . . . . . .       (1.11)      (4.46)     (3.30)     (1.90)     (2.52)      (2.22)
                                                              --------    --------   --------   --------   --------    --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .    $  37.94    $  33.05   $  30.76   $  24.84   $  26.44    $  25.82
                                                              --------    --------   --------   --------   --------    --------
                                                              --------    --------   --------   --------   --------    --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       18.49       23.08      37.69        .19      12.56        8.67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     850,409     663,925    488,948    380,592    314,647     244,870

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . . . . . . .         .91         .93        .93        .94        .98        1.02
    Net investment income. . . . . . . . . . . . . . . . .        1.17        1.59       1.71       1.95       1.68        1.94

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .      104.87       74.33      78.83      45.97      62.48       59.19
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0347       .0331        N/A        N/A        N/A         N/A


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


52  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.



                                                                                             1997*          1996**
                                                                                       --------------   --------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .   $        33.05   $        33.81
                                                                                       --------------   --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .06              .05
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .             5.79             1.87
                                                                                       --------------   --------------

    Total Income From Investment Operations. . . . . . . . . . . . . . . . . . . . .             5.85             1.92
                                                                                       --------------   --------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (.04)            (.08)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .            (1.01)           (2.60)
                                                                                       --------------   --------------

    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1.05)           (2.68)
                                                                                       --------------   --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        37.85   $        33.05
                                                                                       --------------   --------------
                                                                                       --------------   --------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18.01             5.91(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .            1,473              322

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1.62             1.65
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .53              .81

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .           104.87            74.33
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .0347            .0331


*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.


                                                   Quanititative Equity Fund  53

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 88.4%
Argentina - 0.2%
Banco de Galicia y Buenos Aires Class B New - ADR (a)      3,410     $       90
Banco Frances del Rio la Plata - ADR                       5,554            181
Naviera Perez Companc Class B                             40,162            323
Sociedad Comercial del Plata - ADR (a)                     1,556             52
Telecom Argentina SA Class B - ADR                         1,280             67
Telefonica de Argentina Class B - ADR                      9,510            329
Transportadora de Gas Del Sur Class B - ADR                4,760             60
YPF Sociedad Anonima Class D - ADR                        10,778            330
                                                                     ----------

                                                                          1,432
                                                                     ----------

AUSTRALIA - 3.2%
Amcor, Ltd.                                              198,742          1,322
Australia & New Zealand Bank Group, Ltd.                 306,742          2,295
Australian Gas & Light Co.                                53,079            313
Australian National Industries, Ltd.                     176,270            216
Boral, Ltd.                                              419,427          1,322
Broken Hill Proprietary Co.                              321,314          4,731
Burns Philip & Co., Ltd.                                  78,000            145
Caltex Australia                                         100,000            342
Commonwealth Installment Receipt Trustee, Ltd.            22,000            194
CSR, Ltd.                                                245,200            951
Eastern Aluminum                                         272,000            271
Eltin, Ltd.                                              199,126            376
Fairfax (John)                                            29,000             69
Foster's Brewing Group, Ltd.                             232,400            432
GIO Australia Holdings                                   244,510            758
Lend Lease Corp.                                           7,185            152
Mayne Nickless, Ltd.                                      36,300            212
National Australia Bank, Ltd.                             54,393            780
National Mutual Holdings, Ltd.                            48,000             78
News Corp.                                               310,181          1,489
Pacific Magazines & Printing                              81,000            222
Pasminco, Ltd.                                           280,000            569
Publishing Broadcasting, Ltd.                             36,360            210
QNI, Ltd.                                                226,000            408
RGC Limited                                              137,125            503
Santos, Ltd.                                             225,000            947
Southcorp Holdings, Ltd.                                 139,500            523
St. George Bank, Ltd.                                     23,000            153
Tabcorp. Holdings, Ltd.                                   36,000            196
Wesfarmers                                                64,705            612
Western Mining Corp., Ltd.                               698,690          4,409
Westfield Trust                                          284,000            584
Westpac Banking Corp.                                    241,200          1,453
Woodside Petroleum, Ltd.                                  28,000            240
Woolworth's, Ltd.                                        100,435            329
                                                                     ----------

                                                                         27,806
                                                                     ----------

AUSTRIA - 0.2%
Brau-Union Goess-Reininghaus - Osterreichische Brau        1,346             81
Creditanstalt-Bankverein                                   7,800            455
Flughafen Wien AG                                          1,323             56
Oester Brau Beteil                                         1,200             71
VA Technologie AG (BR)                                     2,000            366
Voest-Alpine Stahl AG (a)                                  8,000            362
Wienerberger Baustoff                                      1,300            268
                                                                     ----------

                                                                          1,659
                                                                     ----------

BELGIUM - 0.5%
Credit Communal Holding/Dexia NPV                          4,687            503
Electrabel NPV                                             2,168            465
Fortis AG                                                  3,000            620
Generale de Banque NPV                                       968            373
Groupe Bruxelles Lambert NPV                               2,200            369
Kredietbank NPV                                            2,610          1,052
PetroFina SA NPV                                           1,370            519
UCB Capital NV                                                79            249
                                                                     ----------

                                                                          4,150
                                                                     ----------

BRAZIL - 0.4%
CEMIG SA - ADR                                             6,892            355
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd) - GDR                         4,750            108
Eletrobras (centrais) NPV                                655,618            367
Sider Nacional cia NPV                                 3,980,000            131
Telecomunicacoes Brasileiras - ADR (144A)                    355             54
Telecomunicacoes Brasileiras - ADR                        16,269          2,469
Telecomunicacoes de Sao Paulo SA (a)                      64,444             21
Telecomunicacoes de Sao Paulo - NPV (a)                   37,771             11
Usinas Siderurgicas de Minas - ADR                        19,363            212
White Martins SA - NPV                                    24,695             72
                                                                     ----------

                                                                          3,800
                                                                     ----------


54  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------


CANADA - 3.3%
Air Canada, Inc. (a)                                     100,000     $      673
Alcan Aluminum, Ltd.                                      52,340          1,785
Avenor, Inc.                                              35,000            679
Barrick Gold Corp.                                        40,000            868
Barrick Gold Corp. (US Regd)                              27,100            596
BCE, Inc. NPV                                             54,900          1,527
Canadian Imperial Bank of Commerce                        49,600          1,250
Canadian National Railway Co.                              4,900            213
Canadian Pacific, Ltd.                                    46,900          1,326
Corel Corp. (a)                                            4,600             30
Cott Corp.                                                 5,600             60
Dofasco, Inc. NPV                                         24,100            456
Donohue, Inc. Class A                                     47,400          1,013
Hudson's Bay Co.                                          77,000          1,701
Imasco, Ltd.                                              76,300          2,210
Imperial Oil, Ltd.                                        19,600          1,004
Inco, Ltd.                                                66,087          1,987
Laidlaw, Inc. Class B                                     32,000            441
Magna International, Inc. Class A                         30,000          1,803
MDS, Inc. Class B                                          2,500             54
National Bank of Canada                                  153,000          1,911
Newbridge Networks Corp. (a)                              13,300            570
Noranda, Inc.                                             40,000            862
Nova Scotia Power, Inc.                                   27,500            284
Petro-Canada                                              50,000            811
Renaissance Energy, Ltd. (a)                              15,000            410
Rogers Communications, Inc. Class B (a)                   70,000            438
Royal Bank of Canada                                       4,000            181
Royal Bank of Canada (US Regd)                            42,000          1,906
Stelco, Inc. Series A (a)                                 56,800            424
Suncor, Inc. NPV                                          15,700            421
TELUS Corp.                                               13,900            252
Torstar Corp. Class B                                     22,600            706
                                                                     ----------

                                                                         28,852
                                                                     ----------

CHILE - 0.1%
Administradora de Fondos de Pensiones Provida SA - ADR     1,208             26
Chile Fund, Inc.                                           3,030             79
Chilectra SA - ADR                                         6,425            185
Chilgener SA - ADR                                         4,052            113
Compania de Telecomunicaciones de Chile SA - ADR           2,992             99
Enersis SA - ADR                                           4,419            157
Santa Isabel SA - ADR                                      2,762             90
                                                                     ----------

                                                                            749
                                                                     ----------

CHINA - 0.1%
Huaneng Power International, Inc. - ADR Series N (a)      23,100            589
Yizheng Chemical Fibre Class H                           555,000             99
                                                                     ----------

                                                                            688
                                                                     ----------

CZECH REPUBLIC - 0.0%
SPT Telecom AS (a)                                           580             61
                                                                     ----------

                                                                             61
                                                                     ----------

DENMARK - 0.4%
Bang & Olufsen Holding Series B                           10,000            617
Coloplast AS Class B (Regd)                                5,250            350
Den Danske Bank                                            2,225            216
Jyske Bank AS (Regd)                                       5,700            491
Novo Nordisk AS Series B                                   4,700            512
Ostasiatiske Kompagni (a)                                 17,000            402
Tele Danmark AS Series B                                   7,600            396
Tele Danmark Class B - ADR                                25,100            655
Unidanmark Class A (Regd)                                  2,600            147
                                                                     ----------

                                                                          3,786
                                                                     ----------

FINLAND - 0.7%
Enso OY Series A                                          18,000            166
Enso OY Series R                                          35,700            330
Kymmene OY                                                45,400          1,049
Metra AB Series B                                         14,900            449
Nokia AB Series A                                         11,244            840
Nokia AB Series K                                         10,100            753
Outokumpu OY Class A                                      37,200            738
OY Tamro AB                                               29,000            201
Pohjola Series B                                           7,900            234
Rauma Group (The)                                          5,300            121
Valmet Corp. Series A                                     45,700            791
                                                                     ----------

                                                                          5,672
                                                                     ----------

FRANCE - 6.7%
Accor SA                                                   3,391            508
Alcatel Alsthom                                           25,650          3,212
Alcatel Alsthom Compagnie Generale d'Electricite - ADR    54,900          1,386
Assurances Generales de France                            11,910            381


                                               International Securities Fund  55

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

AXA - UAP                                                 18,832     $    1,171
Banque Nationale Paris                                    10,151            418
Boiron                                                     1,700            208
Canal Plus (a)                                             4,000            779
Carrefour SA                                               3,087          2,242
Chargeurs International SA                                 1,039             60
Christian Dior                                             3,010            497
Cie de St. Gobain                                         14,320          2,088
Clarins                                                    2,956            393
Compagnie Bancaire SA                                        954            122
Credit Commercial de France                               11,300            479
Credit Local de France                                     9,362            911
Credit Local de France (Regd)                              1,347            131
Credit National                                            2,322            132
D.M.C. Dollfuss-Mieg (a)                                   5,000             85
Dexia France (Regd)                                          900             88
Eaux (cie Generale)                                       46,816          5,999
Elf Aquitaine - ADR                                       24,700          1,345
Elf Aquitaine SA                                          19,065          2,057
Eridania Beghin-Say                                        3,795            568
Galeries Lafayette                                           250            104
Groupe Danone                                              4,620            763
GTM - Entrepose                                            1,900             95
Guilbert SA                                                1,535            217
Havas                                                      1,450            104
L'Air Liquide                                              4,499            714
L'Oreal (Societe)(a)                                         611            257
Lafarge Corp. SA (BR)                                      5,511            343
Lagardere Groupe (Regd)                                   22,600            656
Lapeyre (BR)                                               3,750            249
Legrand                                                    1,209            213
Legris Industries SA                                       1,500             71
LVMH Moet-Hennessy                                         3,622            974
Lyonnais Eaux Dumez                                       16,695          1,682
Michelin (Cie Gen) Class B (Regd)                         27,264          1,637
Nord-Est                                                  11,000            243
Pathe SA                                                   1,039            206
Pechiney International Class A                            30,735          1,211
Peugeot SA                                                 5,890            569
Pinault-Printemps Redoute SA                               2,004            963
Primagaz CIE                                               1,761            156
Promodes                                                   2,250            876
Renault (a)                                               51,476          1,303
Rexel SA                                                     429            132
Rhone Poulenc SA - ADR                                    19,300            803
Sanofi SA                                                 11,613          1,138
Schneider SA                                              24,146          1,285
Scor SA                                                   12,000            483
Sefimeg (Regd)                                               800             51
SEITA                                                     10,950            347
SGS Thomson Microelectronics (a)                           7,800            616
Sidel SA                                                  17,235          1,334
Simco (Regd)                                               1,300            103
Societe Generale                                          25,929          2,894
Sodexho                                                    1,330            681
Synthelabo                                                 4,100            534
Thomson-CSF                                               22,201            572
Total Co. SA Class B                                      38,143          3,855
TV Francaise (TFI)                                         7,852            701
Union des Assurances Federales                             6,000            705
Union Financiere de France Banque SA                       1,500            178
Usinor Sacilor                                           108,342          1,955
Valeo                                                      3,450            215
Vallourec (Usin)                                             360             23
                                                                     ----------

                                                                         57,471
                                                                     ----------

GERMANY - 5.3%
Adidas AG                                                  6,900            764
Allianz AG (Regd)(a)                                       2,410            504
AVA ALG Handels VB (a)                                     1,250            355
BASF AG                                                   10,450            386
Bayer AG                                                  96,204          3,697
Bayer Motoren Werk                                           381            315
Bayerische Hypotheken-und Wechsel Bank AG                 57,700          1,725
Bilfinger & Berger BAU AG (a)                              4,610            188
Buderus AG                                                 1,093            602
Commerzbank AG                                            22,330            632
Continental AG                                            24,900            618
Daimler-Benz AG                                           69,690          5,654
Deutsche Bank AG                                          31,919          1,865
Deutsche Lufthansa AG                                      5,500            105
Deutsche Pfandbrief & Hypothekenbank AG                    2,750            158
Deutsche Telekom AG                                       14,759            355
Dresdner Bank AG                                          44,660          1,544
Fresenius Medical Care AG - ADR (a)                       23,340            680
Fried, Krupp AG Hoesch                                     5,100            997
GEA AG                                                     1,782            702
Gehe AG                                                   14,065            960
Gerresheimer Glas AG                                       3,500             60


56  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Hannover Rueckversicherungs AG                             3,700     $      233
Hoechst AG                                               135,679          5,755
Hornback Baumarkt AG                                       1,135             48
IKB Deutsche Industriebank AG (a)                          1,750             35
M.A.N. AG                                                    450            139
Mannesmann AG                                              6,802          3,030
Merck KGAA                                                 2,100             93
Metro AG (a)                                               3,600            394
Muenchener Rueckversicherungs                                379          1,063
Praktiker Bau und Heimwerkemaerkte AG                      2,084             37
Rhoen - Klinikum AG                                        2,764            364
SAP AG                                                     2,820            566
Schering AG                                                6,012            642
Siemens AG                                                50,152          2,978
Tarkett AG                                                17,423            450
Veba AG                                                   70,280          3,949
Veba International Finance 1998 Warrants (a)               1,186            415
Viag AG                                                    2,500          1,137
Volkswagen International AG                                1,054            808
Volkswagen International AG 1998 Warrants (a)              1,300            545
Wella Aktiengesellschaft                                     150            102
                                                                     ----------

                                                                         45,649
                                                                     ----------

HONG KONG - 3.2%
Cathay Pacific Airways                                   383,000            793
Cheung Kong Holdings, Ltd.                               214,000          2,113
China Light & Power                                       32,000            181
Dao Heng Bank Group, Ltd.                                 80,000            438
Dickson Concepts International, Ltd. (New)(a)            123,000            448
First Pacific Co.                                        318,615            407
Great Eagle Holdings                                      60,470            199
Guangshen Railway Co., Ltd.                            1,168,500            513
Guoco Group, Ltd.                                        156,000            822
Hang Lung Development Co.                                192,000            352
Hang Seng Bank                                            87,000          1,241
Henderson Land Development Co., Ltd.                      56,000            497
Hong Kong & China Gas Co., Ltd.                          324,720            650
Hong Kong Electric Holding, Ltd.                         521,000          2,098
HSBC Holdings (UK Regd) PLC                              127,200          3,826
Hutchison Whampoa, Ltd.                                  423,000          3,658
National Mutual Asia                                     217,000            241
New World Development Co., Ltd.                          458,421          2,734
Shanghai Petrochemical Class H                           680,000            163
Sing Tao                                                 546,000            204
Sun Hung Kai Properties, Ltd.                            211,000          2,540
Swire Pacific, Ltd. Class A                              202,500          1,823
Swire Pacific, Ltd. Class B                              140,000            212
Tai Cheung Holdings                                       56,000             44
Television Broadcast                                     153,000            687
Wharf Holdings                                           154,000            668
Wing Lung Bank                                               660              5
                                                                     ----------

                                                                         27,557
                                                                     ----------

IRELAND - 0.2%
Allied Irish Banks                                       112,000            854
Independent Newspapers PLC                                90,000            531
Waterford Wedgwood (Units)                               275,000            361
                                                                     ----------

                                                                          1,746
                                                                     ----------

ITALY - 3.5%
Assicurazioni Generali SPA                                23,000            418
Banca Commerciale Italiana                               145,000            300
Banca Pop di Bergamo CV                                   16,000            237
Banca Pop di Milano                                      147,000            881
Banco Ambrosiano Veneto                                    7,000             20
Banco Ambrosiano Veneto di Risp                           22,000             32
Banco Fideuram SPA                                       130,275            426
Credito Italiano                                         596,674          1,092
Edison                                                    40,000            199
ENI SPA - ADR                                             16,000            910
Ente Nazionale Idrocarburi SPA (Regd)                    289,967          1,642
Fiat SPA                                               1,398,469          5,036
Fiat SPA di Risp                                         163,000            306
Fila Holdings SPA - ADR                                    8,000            268
Finmeccanica SPA (a)                                     233,545            160
Gewiss SPA                                                10,000            172
Gucci Group NV                                             3,457            223
Industrie Natuzzi SPA - ADR                               27,412            702
Istituto Mobiliare Italiano SPA                           57,180            515
Istituto Mobiliare Italiano SPA - ADR                     23,800            649
Istituto Nazionale Delle Assicurazioni                 1,116,988          1,702
Italgas (Soc. Ital.)                                      41,000            133
Luxottica Group SPA - ADR                                  7,900            536
Magneti Marelli SPA                                       40,000             68
Mediaset SPA                                              31,000            132
Mediolanum SPA                                            18,576            210
Mondadori (Arnoldo) Editore SPA                            7,400             43
Montedison SPA New (a)                                   451,000            298
Olivetti & Cie SPA (a)                                 5,364,899          1,520
Parmalat Finanziaria SPA                                 118,000            167
Rinascente (LA)                                           13,100             73


                                               International Securities Fund  57

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sasib SPA di Risp NC                                      60,000     $      118
Seat SPA (a)                                              61,100             13
Seat SPA di Risp (a)                                     105,830             34
Simint SPA (a)                                           100,000            609
Stet                                                     882,339          5,140
Stet di Risp                                             627,500          2,178
Telecom Italia di Risp                                    54,100            107
Telecom Italia Mobile SPA                                230,534            745
Telecom Italia Mobile SPA - di Risp                      297,073            530
Telecom Italia SPA                                       454,929          1,459
                                                                     ----------

                                                                         30,003
                                                                     ----------

JAPAN - 24.2%
Advantest                                                  3,420            263
Alps Electric Co.                                         21,000            293
Amada Co., Ltd.                                           42,000            370
Aoki International                                        18,000            320
Aoyama Trading Co.                                        40,600          1,304
Apic Yamada Corp.                                         19,300            281
Asahi Bank, Ltd.                                         135,000          1,148
Ashikaga Bank                                            137,000            502
Brother Industries                                       166,000            715
Canon Sales Co., Inc.                                     11,200            261
Canon Sales Co., Inc. 1997 Warrants (a)                      330             39
Canon, Inc.                                              161,000          4,382
Central Glass Co.                                        151,000            440
Chugai Pharmaceutical Co.                                 23,000            207
Chuo Trust & Banking                                      70,000            464
Citizen Watch Co., Ltd.                                   23,000            177
Cosmo Oil Co.                                             73,000            349
Credit Saison Co.                                         61,650          1,506
CSK Corp., Ltd.                                            8,000            303
Dai Ichi Kangyo Bank                                     108,000          1,470
Dai Ichi Pharmaceutical Co.                              128,000          2,256
Dai Nippon Screen Manufacturing Co.                       36,000            339
Dai-Tokyo Fire & Marine                                  181,000          1,049
Daido Steel Co.                                           55,000            178
Daiei, Inc.                                              184,000          1,180
Daifuku Machinery Co.                                      9,000            119
Daiken Corp.                                              65,000            408
Daito Trust Construction                                  23,350            275
Daiwa Bank                                               293,000          1,388
Daiwa Danchi Co., Ltd. (a)                                65,000            267
Daiwa House Industries Co.                               102,000          1,246
Daiwa Kosho Lease Co., Ltd.                               77,000            595
Daiwa Securities                                         278,000          2,193
DDI Corp.                                                    335          2,473
East Japan Railway                                           302          1,549
Ebara Corp.                                               44,000            660
Eisai Co.                                                 18,050            342
Fanuc Co.                                                 10,000            384
Fuji Denki Reiki                                          21,000            165
Fuji Electric Co.                                        123,000            558
Fuji Machine Manufacturing Co.                            14,000            507
Fuji Oil Co.                                              60,000            412
Fuji Photo Film Co.                                       46,000          1,850
Fujikura                                                  40,000            373
Fujitsu, Ltd.                                             44,000            610
Fujitsu, Ltd. 1999 Warrants Series 2 (a)                      23             77
Fukui Bank                                               110,000            408
Fukuoka Bank                                                 450              3
Furukawa Co., Ltd.                                        57,000            204
Furukawa Electric Co.                                    192,000          1,221
Gakken Co.                                                72,000            379
General Sekiyu KK                                         26,000            172
Gunze, Ltd.                                              122,000            556
Heiwa Corp.                                               20,000            393
Hitachi Credit Co., Ltd.                                  29,000            562
Hitachi Metals                                            43,000            313
Hitachi Zosen Corp.                                       62,000            247
Hitachi, Ltd.                                            565,000          6,310
Hokkaido Electric                                         11,700            209
Honda Motor Co., Ltd.                                     31,000            933
Hyakugo Bank                                              35,000            200
Inax Corp.                                                21,000            157
Industrial Bank of Japan                                  82,000          1,273
Intec, Inc.                                               40,000            534
Isetan Co.                                                46,000            570
Ishihara Sangyo (a)                                      134,000            396
Ishikawajima-Harima Heavy Industries                     250,000            982
Ito-Yokado Co., Ltd.                                      76,000          4,409
Itoham Foods, Inc.                                        72,000            397
Izumi Co.                                                 26,000            381
Izumiya Co., Ltd.                                         49,000            787
Japan Synthetic Rubber                                    41,000            351
Japan Tobacco, Inc.                                           63            497
Jeol                                                      50,000            329
Kamei Corp.                                               61,000            671
Kao Corp.                                                222,000          3,080
Kawasaki Heavy Industries                                357,000          1,660
Kawasaki Kisen (a)                                       125,000            252
Kawasho Corp.                                            122,000            379
Keihin Electric Express                                      360              2
Keiyo Bank, Ltd.                                          30,000            125
Keyence Corp.                                                 80             12


58  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Kinki Coca-Cola Bottling                                  17,000     $      233
Kinki Nippon Railway                                         170              1
Kirin Beverage Corp.                                      24,000            419
Koa Fire & Marine                                         67,000            405
Kokuyo Co., Ltd.                                          17,000            460
Komatsu Forklift Co., Ltd.                                52,000            422
Komori Corp.                                              15,000            356
Kumagai Gumi Co.                                          41,000             68
Kuraray Co., Ltd.                                         40,000            398
Kurimoto Iron Works                                       35,000            270
Kyocera Corp.                                             49,500          3,930
Kyodo Printing Co.                                        23,000            221
Kyokuto Boeki                                             35,000            192
Kyushu Electric Power                                      3,900             67
Long Term Credit Bank Japan                              120,000            518
Mabuchi Motor Co.                                         19,600          1,137
Makita Corp.                                              87,000          1,275
Marui Co., Ltd.                                           39,000            725
Maruichi Steel Tube                                       23,000            381
Matsumotokiyoshi                                           8,200            348
Matsushita Electric Industrial Co., Ltd.                 214,000          4,313
Matsuzakaya Co.                                           56,000            413
Mikuni Coca-Cola Bottling                                 23,000            341
Minebea Co., Ltd.                                        105,000          1,118
Mitsubishi Corp.                                          33,000            412
Mitsubishi Electric Corp.                                245,000          1,370
Mitsubishi Estate Co., Ltd.                               45,000            652
Mitsubishi Heavy Industries                              488,000          3,742
Mitsubishi Paper Mills                                    30,000            117
Mitsubishi Rayon                                          53,000            218
Mitsubishi Trust & Banking                               143,000          2,258
Mitsui & Co.                                             206,000          1,977
Mitsui Fudosan Co., Ltd.                                  91,000          1,254
Mitsui Marine & Fire Insurance Co., Ltd.                  30,000            217
Mitsui Mining & Smelting                                 110,000            488
Mitsui Petrochemical Industry                             20,000             96
Murata Manufacturing Co., Ltd.                            80,000          3,183
Nagase & Co.                                              25,000            198
Namco                                                     48,000          1,851
National House Industrial                                 11,000            145
NEC Corp.                                                222,000          3,099
Nichido Fire & Marine                                        450              3
Nichiei Co., Ltd.                                          7,000            812
Nichimo Co.                                               78,000            238
Nippon Denso Co.                                          57,000          1,363
Nippon Express Co.                                        89,000            710
Nippon Fire & Marine                                      73,000            394
Nippon Hodo Co.                                           11,000             95
Nippon Oil Co.                                           149,000            815
Nippon Steel Corp.                                     1,115,000          3,560
Nippon Telegraph & Telephone Corp.                           356          3,417
Nishi Nippon Bank                                            354              2
Nishimatsu Construction                                  142,000            991
Nissan Diesel Motor Co.                                   62,000            241
Nissan Motor Co., Ltd.                                   551,000          4,274
Nissei Sangyo Co.                                         36,000            440
NKK Corp.                                                337,000            723
Nomura Securities                                        333,000          4,590
North Pacific Bank                                        20,000             96
NSK, Ltd.                                                 84,000            540
NTT Data Communications Systems Corp.                         62          2,396
Obayashi Corp.                                            80,000            535
Odakyu Electric Railway                                      290              2
Oji Paper Co., Ltd.                                       69,000            427
Okamura Corp.                                             60,000            398
Ono Pharmaceutical                                        11,000            388
Pioneer Electronics Corp.                                161,000          3,905
Promise Co., Ltd.                                          7,000            401
Ricoh Co., Ltd.                                           17,000            222
Rohm Co.                                                  19,000          1,956
Sakura Bank, Ltd.                                        339,000          2,597
Sangetsu Co.                                               6,000            128
Sankyo Aluminum                                           35,000            113
Sankyo Co.                                                41,000          1,377
Sankyo Co., Ltd.                                          30,000            900
Sankyo Seiko Co.                                          96,000            455
Secom Co.                                                 14,000          1,027
Sega Enterprises                                           6,800            225
Seino Transportation                                      28,000            303
Sekisui Chemical Co., Ltd.                               124,000          1,255
Sekisui House, Ltd.                                       96,000            972
Seven-Eleven Japan NPV                                     5,200            393
Sharp Corp.                                              206,000          2,840
Shiga Bank, Ltd.                                          37,000            188
Shikoku Electric Power                                    35,700            607
Shimachu Co., Ltd.                                        12,000            360
Shin-Etsu Chemical Co.                                    29,050            770
Shin-Etsu Chemical 2000 Warrants (a)                         137            368
Shiseido Co., Ltd.                                        83,000          1,369
Shohkoh Fund & Co., Ltd.                                     700            212
Showa Aircraft Industry                                   21,000            141
Showa Shell Sekiyu                                        50,300            474
Sintokogio                                                25,000            197
Snow Brand Milk                                           36,000            185
Sony Corp.                                               115,300         10,049
Stanley Electric                                         130,000            673


                                               International Securities Fund  59

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sumitomo Bakelite Co., Ltd.                               55,000     $      444
Sumitomo Bank                                            137,000          2,247
Sumitomo Corp.                                            69,000            656
Sumitomo Electric Industries                              74,000          1,240
Sumitomo Forestry                                         92,000          1,011
Sumitomo Marine & Fire                                    26,000            213
Sumitomo Metal Industries, Ltd.                          492,000          1,399
Sumitomo Realty & Development                            446,000          3,930
Sumitomo Rubber Industries                                88,000            592
Sumitomo Trust & Banking                                 382,000          4,099
Tadano                                                    60,000            426
Taisei Corp.                                             237,000          1,098
TDK Corp.                                                 18,000          1,321
Teijin, Ltd.                                              92,000            433
Toc Co.                                                   29,000            344
Toda Corp.                                                50,000            350
Toho Bank                                                 52,000            320
Tohoku Electric Power                                     11,500            205
Tokai Rika Co.                                            29,000            229
Tokio Marine & Fire Insurance Co.                        127,000          1,662
Tokyo Broadcasting                                        62,000          1,271
Tokyo Electric Power                                      70,000          1,472
Tokyo Electronics                                         10,000            478
Tokyo Steel Manufacturing                                 19,000            212
Toppan Printing                                           48,000            754
Torii Pharmaceutical Co., Ltd.                            12,200            286
Toshiba Corp.                                            172,000          1,106
Tostem Corp.                                              16,000            443
Toyo Seikan Kaisha, Ltd.                                     300              7
Toyo Trust & Banking                                     130,000          1,094
Toyota Motor Corp.                                       146,000          4,305
Tsubakimoto Chain                                         60,000            366
UNY Co., Ltd.                                             19,000            371
West Japan Railway Co.                                       590          2,311
Yamaha Motor Co.                                          64,000            637
Yamanouchi Pharmaceutical                                 41,000          1,102
Yamato Kogyo Co.                                          34,000            335
Yamato Transport                                          80,000            998
Yamazaki Baking Co., Ltd.                                 21,000            370
Yasuda Fire & Marine Insurance Co., Ltd. (The)            33,000            222
Yodogawa Steel Works, Ltd.                                36,000            220
Yokohama Rubber Co., Ltd.                                195,000            834
Yurtec Corp.                                              11,550            134
                                                                     ----------

                                                                        208,548
                                                                     ----------

MALAYSIA - 1.2%
Affin Holdings Berhad                                    276,000            656
Berjaya Industrial Berhad                                 30,000             29
Berjaya Sports                                            76,000            358
Carlsberg Brewery Malaysia Berhad                        120,000            618
Commerce Asset Holdings Berhad                           406,192          1,070
Commerce Asset Holdings Berhad Rights (a)                112,837              9
Genting Berhad                                            63,000            302
IND Oxygen, Inc.                                         429,000            490
Kumpulan Guthrie                                         204,000            323
Multi Purpose Holdings Berhad                            125,000            175
Perusahaan Otomobl                                        77,000            360
Petronas Dagangan 1999 Warrants (a)                      275,000            320
Petronas Dagangan Berhad                                  18,000             43
Renong Berhad                                            900,000          1,177
Resorts World Berhad                                     448,000          1,349
Sime Darby Berhad (Resident Shares)                      243,800            811
Sime UEP Properties Berhad                                31,000             67
Tanjong PLC                                              236,000            813
Technical Resource Industries Berhad (a)                  91,000            156
Tenaga Nasional Berhad                                   102,000            498
Time Engineering Berhad                                   69,000            105
United Engineers Berhad                                  101,000            729
                                                                     ----------

                                                                         10,458
                                                                     ----------

MEXICO - 0.4%
Cemex SA de CV Class B NPV                                33,360            162
Cemex SA de CV NPV                                        67,657            294
Cifra SA de CV - ADR                                     182,757            335
Compania Cervecerias Unidas SA - ADR                       2,702             59
Empresa Nacional de Electric - ADR                         7,939            179
Fomento Economico Mexicano SA de CV Series B NPV          21,157            126
Gruma SA - ADR (a)                                         8,127            161
Gruma SA Series B NPV (a)                                 27,670            129
Grupo Financiero Banamex AC Series B NPV (a)              76,168            196
Grupo Financiero Banamex AC Series L NPV (a)               3,238              8
Grupo Financiero Bancomer SA - ADR Class B (a)               520              5
Grupo Industrial Maseca Series B NPV                     148,656            163
Grupo Modelo SA Series C                                  22,110            153
Grupo Television SA de CV - GDR (a)                        2,156             65


60  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Kimberly-Clark, Mexico Class A NPV                        60,601     $      244
Panamerican Beverages, Inc. Class A                        9,508            313
Telefonos de Mexico SA Series L - ADR                     12,675            605
                                                                     ----------

                                                                          3,197
                                                                     ----------

NETHERLANDS - 5.3%
ABN Amro Holdings NV (a)                                 110,815          2,066
Aegon NV                                                  10,006            698
Ahold NV                                                   8,733            737
AKZO Nobel NV                                              1,315            180
AKZO Nobel NV - ADR                                       12,200            840
Baan Co. NV (a)                                            3,010            207
Boskalis Westminster CVA                                  14,559            286
CSM NV CVA                                                11,452            574
DSM NV (BR)                                                2,481            247
Elsevier NV                                              116,974          1,955
European Vinyls Corp. International NV                     1,100             28
Fortis Amev NV                                            13,847            617
Hagemeyer NV (a)                                           2,968            153
Heineken NV                                                1,700            290
Hollandsche Beton Groep NV                                 2,863            653
Hunter Douglas NV                                          8,145            693
ING Groep NV                                             125,204          5,773
KNP BT (Kon) NV                                           36,302            827
Moeara Enim Petroleum NPV                                     37            839
Nedlloyd Groep NV                                         23,800            687
Nutricia Verenigde Bedrijven CVA                           2,354            372
Otra NV                                                    2,860             46
Philips Electronics                                       72,370          5,184
Philips Electronics - ADR                                 11,400            819
Polygram                                                  39,133          2,053
Royal Dutch Petroleum Co. (a)                            156,428          8,208
Royal PTT Nederland NV                                     6,127            240
Royal PTT Nederland NV - ADR                              15,700            622
Unilever NV CVA                                           13,470          2,836
Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit                                         159,773          3,533
Wereldhave NV                                              2,600            154
Wolters Kluwer CVA                                        23,552          2,867
                                                                     ----------

                                                                         45,284
                                                                     ----------

NEW ZEALAND - 0.3%
Air New Zealand Class B                                  154,879            473
Carter Holt Harvey                                        28,355             73
Fletcher Challenge Building                               45,409            137
Fletcher Challenge Energy                                 52,537            159
Fletcher Challenge Forest Division                         2,961              4
Fletcher Challenge Paper                                  28,619             69
Fletcher Challenge, Ltd. (Forests Division)              107,759            159
Lion Nathan, Ltd.                                        186,100            472
Telecom Corp. of New Zealand, Ltd.                       142,900            728
Tranz Rail Holdings, Ltd. - NPV                           10,000             57
Wrightson Limited                                        250,000            160
                                                                     ----------

                                                                          2,491
                                                                     ----------

NORWAY - 0.7%
Bergesen DY AS Series A                                    3,510             83
Christiania Bank OG Kreditkasse                          110,386            377
Kvaerner Industries AS Series B                            7,200            403
Norsk Hydro AS                                            35,354          1,925
Olav Thon Eiendomsselskap AS                              13,700            381
Orkla AS                                                  12,511            923
Orkla AS Series B Free                                     8,757            594
Saga Petroleum AS Series B                                 6,610            115
Schibsted AS                                              31,100            615
Storebrand ASA Series A (a)                              105,300            628
                                                                     ----------

                                                                          6,044
                                                                     ----------

PANAMA - 0.0%
Banco Latinoamericano de Exportaciones SA Class E          1,435             62
                                                                     ----------

                                                                             62
                                                                     ----------

PERU - 0.0%
Credicorp, Ltd.                                            3,000             66
Telefonica Del Peru SA Class B - ADR                       4,441            116
                                                                     ----------

                                                                            182
                                                                     ----------

PORTUGAL - 0.1%
Jeronimo Martins SGPS                                     13,591            949
                                                                     ----------

                                                                            949
                                                                     ----------


                                               International Securities Fund  61

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

RUSSIA - 0.0%
Gazprom - ADR                                              1,140     $       20
                                                                     ----------

                                                                             20
                                                                     ----------
SINGAPORE - 1.1%
City Developments                                         22,000            215
DBS Land                                                  69,000            218
Development Bank of Singapore, Ltd. (Alien Market)       140,000          1,763
Fraser & Neave                                            23,400            167
Hong Kong Land Holdings, Ltd. (a)                        238,093            633
Jardine Strategic Holdings, Ltd. (a)                     266,375          1,007
Jardine Strategic Holdings, Ltd. 1998 Warrants (a)        13,375              5
Keppel Corp. (a)                                          14,000             62
Keppel Corp., Ltd. Series A (a)                            4,000             17
Mandarin Oriental International, Ltd. (a)                398,965            519
Overseas Chinese Banking (Alien Market)                   81,000            838
Overseas Union Bank (Alien Market)                        74,000            461
Overseas Union Bank, Ltd. Rights (Alien Market)(a)        14,800             20
Singapore Airlines, Ltd. (Alien Market)                  100,000            895
Singapore Land                                           104,000            473
Singapore Press Holdings (Alien Market)                   42,760            861
United Industrial Corp., Ltd.                            120,000             91
United Overseas Bank, Ltd. (Alien Market)                133,866          1,376
Wing Tai Holdings, Ltd.                                   46,000            134
                                                                     ----------

                                                                          9,755
                                                                     ----------

SOUTH KOREA - 0.1%
Kookmin Bank                                               5,500             79
Korea Electric Power Corp.                                 8,800            263
Pohang Iron & Steel                                        1,810            130
Samsung Electronics, Ltd.                                  3,256            259
Shin Han Bank (a)                                          3,330             40
                                                                     ----------

                                                                            771
                                                                     ----------

SPAIN - 2.4%
Acerinox SA                                                3,500            656
Aguas de Barcelona (a)                                        46              2
Argentaria                                                12,139            680
Banco Bilbao Vizcaya (Regd)                               15,020          1,220
Banco Popular Espanol (Regd)                               9,059          2,219
Banco Santander SA (Regd)(a)                              23,577            726
Centros Commerciales Pryca                                23,116            500
Corp. Fin. Reunida (a)                                   150,000            631
Corporacion Bancaria de Espana SA                         44,900          1,274
Dragados y Construcciones SA                               5,300            110
Empresa Nacional de Electricidad                          17,053          1,432
Fuerzas Electricat Series A                               58,800            561
Gas Natural SDG SA                                         1,719            376
Gas Y Electricidad SA Series 2                            11,926            640
Hidroelectrica del Cantabrico SA                          21,500            873
Iberdrola SA                                             121,413          1,533
Obrascon SA                                                8,000            123
Prosegur CIA de Seguridad SA (Regd)                       40,000            489
Repsol - ADR                                              27,200          1,154
Repsol SA                                                 24,190          1,023
Tabacalera SA  Series A (Regd)                             9,300            499
Telefonica de Espana                                     131,787          3,810
Viscofan Envoltura                                        20,000            467
                                                                     ----------

                                                                         20,998
                                                                     ----------

SWEDEN - 3.2%
ABB AB Series A (a)                                       25,600            359
Asea AB Series B Free                                     30,000            419
Astra AB Series A (a)                                    347,080          6,461
Astra AB Series B (a)                                     89,200          1,574
Atlas Copco AB Series B                                   14,740            385
Autoliv, Inc. (a)                                         15,370            591
Avesta-Sheffield                                         118,500          1,371
BT Industries AB                                          30,000            601
Diligentia AB (a)                                         18,370            223
Electrolux AB Series B                                    19,940          1,438
Esselte AB Series B                                        3,090             73
Granges AB (a)                                             4,420             59
Hennes and Mauritz AB Series B (a)                        29,260          1,029
Hoganas AB B Shares                                       14,000            466
Incentive AB Series B Free                                14,200          1,298
Kinnevik Investment Series B                              21,500            599
Marieberg Tidnings Series A                               28,000            695
Munksjo AB                                                40,900            420
Nordbanken AB                                              6,900            233
OM Gruppen AB                                             21,000            652
Pharmacia & Upjohn, Inc.                                  25,000            869
Sandvik AB Series B                                       15,050            427
Scania AB Series B                                        31,000            946


62  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Scania Aktiebolag Series A - ADR                          11,100     $      329
Scania Aktiebolag Series B - ADR                           4,800            143
Scribona AB Series B Free                                  3,060             36
Skand Enskilda Barken Series A                            26,700            288
Skandia Group Foersakerings Free                          51,560          1,900
SKF AB Series A Free                                      29,000            722
Svenska Handelsbank Series A                              22,000            699
Telefonaktiebolaget Ericsson (LM) Series B                57,260          2,253
Tornet Fastighets AB                                      25,000            293
                                                                     ----------

                                                                         27,851
                                                                     ----------

SWITZERLAND - 5.1%
Adia SA                                                    2,052            787
Baer Holdings AG (BR)                                        280            429
BBC Brown Boveri (BR)                                        919          1,391
Bobst AG (BR)                                                350            595
Bobst SA - AG                                                250            199
Ciba Specialty Chemicals AG (a)                            4,627            428
CS Holdings (Regd)                                         2,615            336
Fischer (Georg) AG (BR)                                      583            811
Holderbank Financiere Glarus AG (BR)                         340            321
Liechtenstein Global Trust AG                              1,470            901
Magazine Zum Globus (a)                                    1,000            541
Nestle SA (Regd)                                           3,495          4,611
Novartis AG (Regd)                                         8,983         14,360
Phoenix Mecano (BR)                                          500            260
Publicitas Holdings SA - (Regd)                            1,000            190
Richemont Series A (BR)                                      200            289
Roche Holdings Genusscheine AG NPV                           852          7,706
Sarna Kunststoff Holdings AG (Regd)                          200            199
Schweiz Bankgesellsch (BR)                                 1,450          1,659
Schweiz Ruckversicher (Regd)                               1,030          1,457
Schweizerischer Bankverein (Regd)(a)                      11,175          2,989
SGS Holding (BR)                                             450            962
SMH AG Neuenburg (Regd)                                    7,700          1,042
Sulzer AG (Regd)                                             600            513
Zurich Versicherungsgesellschaft (Regd)                    2,000            795
                                                                     ----------

                                                                         43,771
                                                                     ----------

THAILAND - 0.0%
Advanced Information Services (Alien Market)               9,600             64
Bangkok Bank (Alien Market)                               14,200             98
Siam Cement Co. (Alien Market)                             4,400             65
                                                                     ----------

                                                                            227
                                                                     ----------

UNITED KINGDOM - 16.3%
Abbey National PLC                                        56,000            765
Airtours PLC                                              60,000          1,161
Allied Colloids PLC                                      319,100            667
Allied Lyons                                             123,000            885
Amersham International PLC                                28,700            765
Anglian Water PLC                                         70,300            767
Argos PLC                                                 54,133            491
ASDA-MFI Group PLC                                       960,708          1,984
Associated British Ports PLC                             170,000            726
B.A.T. Industries PLC                                    151,600          1,357
Barclays Bank PLC                                         32,000            635
BASS PLC                                                  60,000            732
Berisford PLC                                            400,000            959
BG PLC                                                    58,000            212
Britannic Assurance PLC                                   63,000            850
British Aerospace PLC                                    119,319          2,656
British Airways PLC                                      107,000          1,220
British Petroleum Co. PLC                                415,262          5,166
British Steel PLC                                         99,600            248
British Telecom PLC                                      280,060          2,080
BTR PLC                                                  408,100          1,397
Bunzl PLC                                                200,000            647
Burmah Castrol PLC                                        39,000            660
Cable & Wireless PLC                                     264,500          2,423
Cable & Wireless PLC - SP ADR                             27,209            760
Cadbury Schweppes PLC                                    229,918          2,052
Caradon PLC (a)                                          110,624            370
Centrica PLC (a)                                          58,000             71
Coats Viyella PLC                                         48,000            101
Commercial Union Assurance Co. PLC                       122,000          1,283
Compass Group PLC                                        125,000          1,399
Costain Group PLC (a)                                      6,800              5
Courtaulds PLC                                            91,000            514
Courtaulds Textile Co. PLC                                96,000            491
Cowie Group PLC                                          130,416            780
Dalgety PLC                                              124,000            533
Devro International PLC                                   85,000            480
E D & F Man Group PLC                                    110,000            359
Electrocomponents PLC                                     40,000            298
EMI Group PLC                                             30,000            540
First Leisure Corp. PLC                                   85,000            439
Flextech PLC (a)                                          33,800            366
General Cable PLC (a)                                    134,300            365
General Electric Co. PLC                                  63,000            377
GKN PLC                                                    9,000            154
Glaxo Wellcome PLC                                       272,215          5,633
Glynwed International PLC                                168,200            651


                                               International Securities Fund  63

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Granada Group PLC                                         56,000     $      737
Grand Metropolitan PLC                                   226,000          2,175
Great University Stores PLC                              102,000          1,035
Guardian Royal Exchange PLC                              500,600          2,263
Guinness PLC                                             238,900          2,339
Hanson PLC (a)                                           165,750            823
Heywood Williams Group PLC                                21,041             72
Hillsdown Holdings PLC                                   391,051          1,104
HSBC Holdings                                              9,300            276
HSBC Holdings PLC                                        121,000          3,725
Huntingdon International Holdings PLC - ADR (a)           41,600            224
Hyder PLC                                                 49,250            664
Imperial Chemical Industries PLC                         118,300          1,643
Imperial Tobacco Group PLC                               113,600            730
Invesco PLC                                              262,800          1,540
Kingfisher PLC                                           198,542          2,255
Ladbroke Group, Ltd. PLC                                 742,669          2,919
Laing (John) PLC Class A NV                               43,000            267
Laird Group PLC                                          106,868            621
Lloyds TSB Group PLC                                     211,220          2,170
London Clubs International                               110,000            692
London Electricity PLC                                     9,700            114
LucasVarity PLC                                          666,600          2,309
Manchester United PLC                                     60,000            602
Medeva PLC                                               150,000            642
MEPC PLC                                                  59,800            490
National Westminster Bank PLC                            309,101          4,157
Norwich Union PLC (a)                                     90,077            477
Orange PLC (a)                                            47,030            155
Pace Micro Technology PLC                                160,000            181
Pilkington Brothers PLC                                  176,000            404
Powell Duffryn PLC                                        55,000            408
Powergen PLC                                             124,722          1,483
Premier Farnell PLC                                       75,000            583
Provident Financial PLC                                   72,000            671
Racal Electronics PLC                                    293,400          1,173
Railtrack Group PLC                                       80,000            830
Rank Group PLC                                           153,500            973
Redland PLC                                               17,927            102
Reed International                                       254,180          2,455
RMC Group PLC                                             48,000            778
Rolls-Royce PLC                                           37,037            141
Royal & Sun Alliance Insurance Group PLC                  47,000            348
Royal Bank of Scotland Group PLC                         215,200          2,014
RTZ Corp. PLC (Regd)                                     177,724          3,097
Safeway PLC                                              396,500          2,295
Sainsbury (J.) PLC                                       224,595          1,361
Scapa Group PLC                                           21,952             78
Scottish Power PLC                                       257,000          1,669
Sears PLC                                                799,800            906
Sevren Trent Water PLC                                    50,000            649
Shell Transportation & Trading PLC (Regd)              1,046,100          7,142
Smith & Nephew PLC                                       570,000          1,585
Smith (David S.) Holdings PLC                             90,061            282
SmithKline Beecham PLC                                   148,000          2,725
Somerfield PLC                                           300,000            904
South West Water PLC                                      63,200            740
Stagecoach Holdings PLC                                   89,166            940
Stakis PLC                                               266,302            461
T & N PLC                                                241,000            574
Tarmac, Ltd. PLC                                         297,290            614
Taylor Woodrow PLC                                       212,000            621
Tesco Store Holdings PLC                                  65,181            403
Thorn PLC                                                250,000            708
Tomkins PLC                                              633,070          2,741
Trinity Holdings PLC                                      80,000            340
Unilever PLC                                               8,340            239
United Newspaper, Ltd. PLC                               155,200          1,800
Vendome PLC                                               53,000            395
Vickers, Ltd. PLC                                        163,700            556
Vodafone Group PLC                                       979,850          4,781
Wessex Water PLC                                         171,400          1,161
Williams Holdings PLC                                    128,333            694
Willis Corroon Group PLC                                 198,200            421
WPP Group PLC                                            170,000            694
Zeneca Group PLC                                          47,000          1,553
                                                                     ----------

                                                                        140,367
                                                                     ----------

VENEZUELA - 0.0%
CIA Anon Nacional Telefonos de Venezuela - ADR             2,960            128
                                                                     ----------

                                                                            128
                                                                     ----------
TOTAL COMMON STOCKS
(cost $647,815)                                                         762,184
                                                                     ----------


64  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PREFERRED STOCKS - 1.4%
AUSTRALIA - 0.3%
News Corp., Ltd.                                         279,500     $    1,103
Sydney Harbour Casino Holdings, Ltd. (a)                 808,853          1,271
                                                                     ----------

                                                                          2,374
                                                                     ----------

AUSTRIA - 0.0%
Bank Austria AG (a)                                       14,028            430
                                                                     ----------
                                                                            430
                                                                     ----------

BRAZIL - 0.4%
Banco Bradesco SA NPV                                 24,087,360            243
Banco Itau SA (Regd)                                     253,000            142
Brahma (cia Cervej) NPV                                  379,465            289
Brasmotor SA NPV                                         445,000             99
CEMIG SA                                               4,668,942            241
Cim Port Itau (Cia)                                      313,600            108
Companhia Energetica de Sao Paulo - ADR (Regd)(a)          3,600             72
Coteminas (Cia Tec) NPV                                  312,000            122
Lojas Americanas NPV (a)                               4,389,000             60
Petroleo Brasileiro SA NPV                             1,081,486            300
Telecomunicacoes - NPV                                 1,441,094            471
Telecomunicacoes Brasileiras - NPV                     3,876,068            588
Telecomunicacoes de Minas Gerais Class B NPV             660,000            117
Telecomunicacoes de Minas Gerais Rights (a)                8,186              1
Telecomunicacoes do Rio de Janeiro SA NPV                621,000             96
Telecomunicacoes do Rio de Janeiro SA NPV (a)             73,625             11
Uniao de Bancos Brasileiros NPV                        6,974,000            256
Usiminas Uni Sd Mg NPV                                     5,962             66
                                                                     ----------

                                                                          3,282
                                                                     ----------
GERMANY - 0.7%
Bayer Motoren Werk                                           600            340
Draegerwerk AG                                               950             21
Dyckerhoff AG                                                200             72
Fielmann AG                                                2,271             68
GEA AG                                                       460            178
Hornbach Holding AG                                        2,150            182
Hugo Boss                                                     50             60
Jungheinrich                                                 900            148
Krones AG NV                                               1,147            468
M.A.N. AG                                                  1,990            504
Porsche AG                                                   700            931
RWE AG                                                    31,640          1,101
SAP AG                                                     4,395            913
Volkswagen AG                                              2,080          1,170
Wella AG                                                     100             69
                                                                     ----------

                                                                          6,225
                                                                     ----------

ITALY - 0.0%
Fiat SPA                                                 123,000            227
                                                                     ----------

                                                                            227
                                                                     ----------
NETHERLANDS - 0.0%
International Nederlanden CVA                              2,274             11
                                                                     ----------

                                                                             11
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $9,288)                                                            12,549
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

LONG-TERM INVESTMENTS - 0.6%
BELGIUM - 0.0%
Kredietbank (conv.)
   5.750% due 12/31/03                               BEF   1,500     $       61
                                                                     ----------

                                                                             61
                                                                     ----------

ITALY - 0.0%
Italy, Republic of (conv.)
   6.500% due 06/28/01                               ITL 165,000            106
                                                                     ----------

                                                                            106
                                                                     ----------
JAPAN - 0.6%
Bank of Tokyo - Cayman
Finance, Ltd. (Perpetual Maturity)
   4.250% due 03/29/49                               JPY 230,000          2,699
Ricoh Co., Ltd. (conv.)
   1.500% due 03/29/02                                    33,000            435
STB Cayman Capital, Ltd. (conv.)
   0.500% due 10/01/07                                    80,000            785


                                               International Securities Fund  65

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Sumitomo Wiring Systems (conv.)
   0.900% due 09/30/08                                JPY 40,000     $      375
Yamanouchi Pharmaceutical (conv.)
   1.250% due 03/31/14                                    60,000            826
                                                                     ----------

                                                                          5,120
                                                                     ----------

MALAYSIA - 0.0%
Multi Purpose Holdings Berhad (conv.)
   3.000% due 11/13/01                                MYR    258             87
Renong Berhad (conv.)
   4.000% due 05/22/01                                        45             14
                                                                     ----------

                                                                            101
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $4,985)                                                             5,388
                                                                     ----------

SHORT-TERM INVESTMENTS - 8.6%
UNITED STATES - 8.6%
Frank Russell Investment Company
 Money Market Fund, due on demand (b)                $    67,069         67,069
United States Treasury Notes
   5.75% due 10/31/97 (c)                                  7,150          7,155
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $74,223)                                                           74,224
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $736,311)(d) - 99.0%                                $  854,345

OTHER ASSETS AND LIABILITIES,
NET - 1.0%                                                                8,293
                                                                     ----------

NET ASSETS - 100.0%                                                  $  862,638
                                                                     ----------
                                                                     ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures purchased by the Fund.
(d) See Note 2 for federal income tax information.


ABBREVIATIONS:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
GDS  - Global Depositary Share
NPV  - No Par Value
NV   - Nonvoting
PLC  - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.


FOREIGN CURRENCY ABBREVIATIONS:
ATS - Austria schilling
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
CHF - Swiss franc
DEM - German mark
ESP - Spanish peseta
FRF - French franc
GBP - British pound
HKD - Hong Kong dollar
ITL - Italian lira
JPY - Japanese yen
MYR - Malaysian ringgit
NLG - Dutch guilder
SEK - Swedish krona
SGD - Singapore dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


66  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1997 (Unaudited)


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
 Futures Contracts (UK) expiration date 09/97                155     $     (588)
TOPIX Index
 Futures Contracts (Japan) expiration date 09/97             286            522
                                                                     ----------
Total Unrealized Appreciation
 (Depreciation) on Open Futures Contracts Purchased (#)              $      (66)
                                                                     ----------
                                                                     ----------

(#)  At June 30, 1997, United States Treasury Notes valued at
     $7,155 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.

                                                         % OF          MARKET
                                                         NET           VALUE
INDUSTRY DIVERSIFICATION                                ASSETS         (000)
-------------------------------------------------     ----------     ----------

Basic Industries                                             7.4%    $   63,518
Capital Goods                                                7.9         68,146
Consumer Basics                                             11.9        102,616
Consumer Durable Goods                                       8.2         70,661
Consumer Non-Durables                                        5.2         45,091
Consumer Services                                            2.3         19,475
Energy                                                       6.0         51,744
Finance                                                     16.4        141,694
General Business                                             5.0         42,875
Miscellaneous                                                5.5         47,222
Shelter                                                      2.1         18,177
Technology                                                   3.7         31,676
Transportation                                               1.2         11,561
Utilities                                                    7.0         60,277
Long-Term Investments                                        0.6          5,388
Short-Term Investments                                       8.6         74,224
                                                      ----------     ----------

Total Investments                                           99.0        854,345
Other Assets and Liabilities, Net                            1.0          8,293
                                                      ----------     ----------

NET ASSETS                                                 100.0%    $  862,638
                                                      ----------     ----------
                                                      ----------     ----------

                                                         % OF          MARKET
                                                         NET           VALUE
GEOGRAPHIC DIVERSIFICATION                              ASSETS         (000)
-------------------------------------------------     ----------     ----------

Europe                                                      35.0%    $  302,094
Japan                                                       24.8        213,667
United Kingdom                                              16.3        140,367
Pacific Basin                                                9.5         82,228
Latin America                                                1.4         12,831
United States (Short-Term Investments)                       8.6         74,225
Other                                                        3.4         28,933
                                                      ----------     ----------

Total Investments                                           99.0        854,345
Other Assets and Liabilities, Net                            1.0          8,293
                                                      ----------     ----------

NET ASSETS                                                 100.0%    $  862,638
                                                      ----------     ----------
                                                      ----------     ----------


        The accompanying notes are an integral part of the financial statements.


                                               International Securities Fund  67

INTERNATIONAL SECURITIES FUND

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS (NOTE 2)

June 30, 1997 (Unaudited)


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                               UNREALIZED
    CONTRACTS TO           IN EXCHANGE                        APPRECIATION
       DELIVER                 FOR            SETTLEMENT     (DEPRECIATION)
       (000)                  (000)             DATE             (000)
---------------------    ----------------    -----------    ---------------

USD               57     BEF        2,031      07/01/97     $            --
USD              771     DEM        1,338      07/01/97                  (4)
USD              742     GBP          446      07/01/97                   1
USD              348     GBP          209      07/03/97                  --
USD              542     HKD        4,202      07/03/97                  --
USD              365     JPY       41,625      07/01/97                  (1)
USD               73     JPY        8,360      07/02/97                  --
USD              171     NLG          334      07/01/97                  (1)
USD              419     SEK        3,229      07/01/97                  (1)
USD              136     SGD          195      07/01/97                  --
DEM            1,144     USD          659      07/01/97                   3
ESP            4,663     USD           32      07/01/97                  --
GBP               51     USD           84      07/02/97                  --
GBP               17     USD           28      07/03/97                  --
GBP              246     USD          408      07/07/97                  (1)
HKD              351     USD           45      07/03/97                  --
ITL           52,428     USD           31      07/01/97                  --
ITL          710,266     USD          422      07/02/97                   4
ITL          277,411     USD          164      07/03/97                   1
ITL          804,993     USD          474      07/07/97                  --
JPY           82,166     USD          725      07/01/97                   9
JPY           18,640     USD          163      07/02/97                  --
NLG               18     USD            9      07/02/97                  --
SEK            1,250     USD          163      07/01/97                   1
SEK            2,314     USD          299      07/02/97                  --
                                                                 ----------

                                                                 $       11
                                                                 ----------
                                                                 ----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                               UNREALIZED
    CONTRACTS TO           IN EXCHANGE                        APPRECIATION
       DELIVER                 FOR            SETTLEMENT     (DEPRECIATION)
       (000)                  (000)             DATE             (000)
---------------------    ----------------    -----------    ---------------

USD              704     AUD        4,619      07/11/97     $            (5)
USD              852     FRF        4,987      07/31/97                  (4)
USD            9,886     GBP        6,000      09/26/97                  80
USD           16,620     GBP       10,000      09/28/97                 (11)
USD            5,022     HKD       38,908      07/11/97                  (1)
USD              575     AUD        4,456      07/11/97                  --
USD           26,746     JPY    3,000,000      09/26/97                (240)
AUD              163     USD          127      07/11/97                   3
DEM            4,912     USD        2,861      09/18/97                  28
HKD           43,364     USD        5,597      07/11/97                  --
ITL       11,675,000     USD        6,864      09/18/97                  10
                                                                 ----------

                                                                 $     (140)
                                                                 ----------
                                                                 ----------


        The accompanying notes are an integral part of the financial statements.


68  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $736,311)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .    $       854,345
Foreign currency holdings (Identified cost $13,763). . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,731
Forward foreign currency exchange contracts (cost $75,279)(Note 2) . . . . . . . . . . . . . . . . . . . .             75,097
Foreign currency exchange spot contracts (cost $7,329)(Note 2) . . . . . . . . . . . . . . . . . . . . . .              7,323
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,975
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,594
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,534
  Foreign taxes recoverable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,063
                                                                                                                -------------

    Total Assets.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            965,662

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            618
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17,351
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               946
  Accrued fees to affiliates (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . .               734
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               522
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . .               304
  Forward foreign currency exchange contracts (cost $75,279)(Note 2) . . . . . . . . . .            75,237
  Foreign currency exchange spot contracts (cost $7,329)(Note 2) . . . . . . . . . . . .             7,312
                                                                                          ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            103,024
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       862,638
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         2,693
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,320
Unrealized appreciation (depreciation) on:
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            118,034
  Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (66)
  Foreign currency-related transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (207)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                137
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            717,727
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       862,638
                                                                                                              ---------------
                                                                                                              ---------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($861,540,343 divided by 13,646,002 shares of $.01
    par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .    $         63.14
                                                                                                              ---------------
                                                                                                              ---------------

  Class C ($1,097,963 divided by 17,445 shares of $.01 par
    value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         62.94
                                                                                                              ---------------
                                                                                                              ---------------


        The accompanying notes are an integral part of the financial statements.


                                               International Securities Fund  69

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                            Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         9,724
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,205
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                305
  Less foreign taxes withheld  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,221)
                                                                                                              ---------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,013

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          3,631
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               757
  Transfer agent fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               238
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                89
  Professional fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                18
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
  Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                34
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                28
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1
  Distribution fees - Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . . . .                 1
                                                                                          ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,801
                                                                                                              ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,212
                                                                                                              ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,989
  Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,923
  Foreign currency-related transactions  . . . . . . . . . . . . . . . . . . . . . . . .               691             25,603
                                                                                          ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39,858
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               467
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . .               155             40,480
                                                                                           ---------------    ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             66,083
                                                                                                              ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .    $        71,295
                                                                                                              ---------------
                                                                                                              ---------------


        The accompanying notes are an integral part of the financial statements.


70  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                        FOR THE SIX MONTHS       FOR THE YEAR
                                                                                        ENDED JUNE 30, 1997          ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 1996
                                                                                        -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            5,212   $             6,195
  Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,603                23,177
  Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . . . .              40,480                20,308
                                                                                        -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations . . . . . . . . . .              71,295                49,680
                                                                                        -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (315)               (3,797)
    Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                    (3)
  Distributions in excess of net investment income
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (2,153)
    Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                    (2)
  Net realized gain on investment
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (6,899)              (22,766)
    Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)                  (13)
                                                                                        -------------------   -------------------

      Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . . .              (7,221)              (28,734)
                                                                                        -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6) . . . . .              54,326                99,903
                                                                                        -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . .             118,400               120,849

NET ASSETS
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             744,238               623,389
                                                                                        -------------------   -------------------
  End of period (including undistributed net investment income of
    $2,693 and accumulated distributions in excess of net investment
    income of $2,204, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . $           862,638   $           744,238
                                                                                        -------------------   -------------------
                                                                                        -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.


                                               International Securities Fund  71

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                     1997*     1996      1995      1994      1993      1992
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $  58.48  $  56.61  $  53.96  $  57.95  $  44.75  $  49.15
                                                                   --------  --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .        .05       .53       .56       .44       .40       .61
  Net realized and unrealized gain (loss) on investments . . . .       5.16      3.72      4.89      1.23     14.53     (4.02)
                                                                   --------  --------  --------  --------  --------  --------

    Total Income From Investment Operations. . . . . . . . . . .       5.21      4.25      5.45      1.67     14.93     (3.41)
                                                                   --------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .       (.02)     (.31)     (.88)     (.04)     (.38)     (.68)
  In excess of net investment income . . . . . . . . . . . . . .         --      (.17)     (.23)     (.02)     (.23)       --
  Net realized gain on investments . . . . . . . . . . . . . . .       (.53)    (1.90)    (1.69)    (5.60)    (1.12)     (.31)
                                                                   --------  --------  --------  --------  --------  --------

    Total Distributions. . . . . . . . . . . . . . . . . . . . .       (.55)    (2.38)    (2.80)    (5.66)    (1.73)     (.99)
                                                                   --------  --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $  63.14  $  58.48  $  56.61  $  53.96  $  57.95  $  44.75
                                                                   --------  --------  --------  --------  --------  --------
                                                                   --------  --------  --------  --------  --------  --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .       9.02      7.63     10.20      4.86     33.48     (6.94)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . .    861,540   743,615   623,389   563,333   454,482   262,886

  Ratios to average net assets (%)(b):
    Operating expenses, net. . . . . . . . . . . . . . . . . . .       1.26      1.30      1.30      1.30      1.38      1.45
    Operating expenses, gross. . . . . . . . . . . . . . . . . .       1.26      1.31      1.31      1.33      1.42      1.47
    Net investment income. . . . . . . . . . . . . . . . . . . .       1.37       .91       .97       .70       .82      1.37

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . .      82.12     42.43     42.96     72.23     60.22     48.93
  Per share amount of fees waived ($ omitted). . . . . . . . . .         --     .0050     .0080     .0178     .0161     .0054
  Average commission rate paid per share
    of security ($ omitted)(c) . . . . . . . . . . . . . . . . .      .0033     .0039       N/A       N/A       N/A       N/A

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


72  International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                              1997*             1996**
                                                                                          -------------     -------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .  $       58.47     $       58.56
                                                                                          -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.56)             (.03)
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . .           5.56              1.68
                                                                                          -------------     -------------

    Total Income From Investment Operations  . . . . . . . . . . . . . . . . . . . . . .           5.00              1.65

LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --              (.27)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .             --              (.16)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.53)            (1.31)
                                                                                          -------------     -------------

    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.53)            (1.74)
                                                                                          -------------     -------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       62.94     $       58.47
                                                                                          -------------     -------------
                                                                                          -------------     -------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8.65              2.86(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . .          1,098               623

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1.97              2.00
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .77              (.61)

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          82.12             42.43
  Average commission rate paid per share of security ($ omitted)(d). . . . . . . . . . .          .0033             .0039

*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


                                               International Securities Fund  73

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 92.0%
ASSET-BACKED SECURITIES - 8.2%
Advanta Home Equity Loan Trust
  Series 1991-1 Class A
    9.000% due 02/25/06                              $       66     $       68
AFC Home Equity Loan Trust
  Series 1996-2 Class 1A3
    7.590% due 09/25/27                                   1,315          1,332
Capita Equipment Receivables Trust
  Series 1996-1 Class A-4
    6.280% due 06/15/00                                     860            860
Case Equipment Loan Trust
  Series 1996-B Class A3
    6.650% due 09/15/03                                   3,460          3,483
Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
    6.730% due 02/15/03                                   1,685          1,699
Chevy Chase Auto Receivables Trust
  Series 1997-1 Class A
    6.500% due 10/15/03                                   2,094          2,100
Citibank Credit Card Master Trust I
  Series 1997-3 Class A
    6.839% due 02/10/04 (c)                                 980            978
Contimortgage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1994-3 Class A-4
    7.850% due 06/01/24                                     435            447
  Series 1994-4 Class A6
    8.270% due 12/15/24                                     323            331
  Series 1995-1 Class A2-A
    8.600% due 06/15/25                                      82             82
  Series 1996-4 Class A-9
    6.880% due 01/15/28                                     825            818
  Series 1997-2 Class A6
    7.120% due 03/15/16                                     825            825
Discover Card Trust
  Series 1992-B Class A
    6.800% due 06/16/00                                     145            145
EQCC Home Equity Loan Trust
  Series 1997-1 Class A4
    7.160% due 03/15/13                                     900            906
Fingerhut Master Trust
  Series 1996-1 Class A
    6.450% due 02/20/02                                   4,900          4,914
General Motors Acceptance Corp.
  Grantor Trust
  Series 1997-A Class A
    6.500% due 04/15/02                                   1,842          1,849
Green Tree Financial Corp.
  Series 1997-1 Class M1
    7.220% due 03/15/28                                   1,200          1,187
  Series 1997-4 Class M1
    7.220% due 02/15/29                                     925            925
Green Tree Recreational Equipment
  Series 1997-3 Class A1
    6.550% due 07/15/28                                   3,745          3,744
Key Auto Finance Trust
  Series 1997-1 Class A3
    6.150% due 03/15/04                                   1,455          1,444
Lehman Pass-thru Securities, Inc.
  Series 1991-2 Class A-1
    8.000% due 03/20/99                                      55             56
Metris Master Trust
  Series 1997-1 Class A
    6.870% due 10/20/05                                     745            754
Mortgage Capital Funding, Inc.
  Series 1996-MC1 Class A2B
    7.900% due 02/15/06                                     775            804
Navistar Financial Owner Trust
  Series 1997-A Class A3
    6.750% due 03/15/02                                   1,475          1,488
Oakwood Mortgage Investors, Inc.
  Series 1996-B Class A2
    6.800% due 10/15/26 (c)                               1,000          1,003
Onyx Acceptance Grantor Trust
  Series 1997-1 Class A
    6.550% due 09/15/03 (c)                                 148            149
Preferred Credit Corp.
  Series 1997-1 Class A6
    7.590% due 07/25/26                                     850            862
Premier Auto Trust
  Series 1996-4 Class A4
    6.400% due 10/06/01                                     935            937
Residential Funding Mortgage Securities I, Inc.
  Series 1997-S4 Class A5
    7.000% due 03/25/12                                     991            974
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992 Class A-3
   10.635% due 05/25/24 (c)                                 431            438
  Series 1994-C1 Class C
    8.000% due 06/25/26                                     975            997
  Series 1994-C2 Class D
    8.000% due 04/25/25                                     375            383


74  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                          $      350     $      346
  Series 1995-C1 Class D
    6.900% due 02/25/27                                     775            763
Sears Credit Account Master Trust II
  Series 1996-2 Class A
    6.500% due 10/15/03                                     740            743
Sears Savings Bank
  Mortgage Pass-thru Certificate
  Series 1992-A Class A
    8.552% due 05/25/32 (c)                                 867            863
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class C
    6.525% due 02/25/28                                     300            303
Team Fleet Financing Corp.
  Series 1997-1 Class A
    7.350% due 05/15/03                                   1,800          1,826
The Money Store Home Equity Loan Trust
  Series 1994-D Class A-4
    8.750% due 01/15/20                                     700            729
Wal-Mart Stores, Inc.
  Series 1994-B3
    8.800% due 12/30/14                                     315            353
WFS Financial Owner Trust
  Series 1997-B Class A3
    6.300% due 06/20/99                                   1,580          1,580
World Omni Automobile Lease
  Securitization Trust
  Series 1996-B Class A2
    6.200% due 11/15/02                                     775            776
  Series 1997-A Class A4
    6.900% due 06/25/03                                   4,265          4,301
  Series 1997-A Class B
    7.300% due 06/25/03 (c)                                 750            749
                                                                    ----------

                                                                        50,314
                                                                    ----------

CORPORATE BONDS AND NOTES - 14.9%
Ahmanson (H.F.) & Co.
    8.250% due 10/01/02                                     425            450
Ahmanson Capital Trust I Series A
    8.360% due 12/01/26                                     400            402
Air Products & Chemicals, Inc
    8.750% due 04/15/21                                     250            282
Allegiance Corp.
    7.300% due 10/15/06                                     475            475
    7.000% due 10/15/26                                     130            130
America West Airlines, Series A
  6.850% due 07/02/09                                       485            473
American Express Co.
    8.500% due 08/15/01                                     255            271
American General Finance Corp.
    8.500% due 06/15/99                                     570            592
American Stores Co.
    8.000% due 06/01/26                                     290            297
Analog Devices, Inc.
    6.625% due 03/01/00                                     125            124
Aristar, Inc.
    6.300% due 07/15/00                                   1,270          1,255
Associates Corp. of North America
  Series H (MTN)
    6.250% due 03/15/99                                   1,010          1,009
    7.090% due 04/11/03                                     400            404
AT&T Corp.
    8.625% due 12/01/31                                     220            232
Atlantic Richfield Co.
    9.125% due 08/01/31                                     550            661
AVCO Financial Services, Inc.
    7.250% due 07/15/99                                     275            279
    8.500% due 10/15/99                                     405            422
    6.000% due 08/15/02                                     800            770
Baltimore Gas & Electric Co.
    6.500% due 02/15/03                                     840            828
Bank of New York, Inc.
    7.875% due 11/15/02                                     350            366
Bank One, Columbus, Ohio
    7.375% due 12/01/02                                     120            123
BankAmerica Corp.
    6.850% due 03/01/03                                     425            425
    6.875% due 06/01/03                                     260            259
Barnett Bank, Inc.
    6.900% due 09/01/05                                     405            397
Baxter International, Inc.
    7.650% due 02/01/27                                     100            101
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                                     355            406
BellSouth Telecommunications
    7.000% due 12/01/2095                                   385            365
Beneficial Corp.
    8.400% due 05/15/08                                   1,235          1,378
Boeing Co.
    8.750% due 08/15/21                                     550            635


                                                       Diversified Bond Fund  75

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Broken Hill Property Finance USA
    6.420% due 03/01/26                              $      800     $      784
Carolina Power & Light Co.
    6.875% due 08/15/23                                     410            375
Case Corp.
    7.250% due 08/01/05                                     330            332
    7.250% due 01/15/16                                     120            113
Caterpillar Financial Services (MTN)
    9.500% due 02/06/07                                     420            489
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                                     170            178
Central Power & Light Co.
  Series FF
    6.875% due 02/01/03                                     600            601
Champion International Corp.
    6.400% due 02/15/26                                     460            438
Chase Manhattan Corp.
    6.500% due 08/01/05                                     300            290
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                                     230            264
Chrysler Corp.
    7.450% due 03/01/27                                     450            444
Chrysler Financial Corp.
    9.500% due 12/15/99                                     275            293
Cincinnati Gas & Electric Co.
    7.200% due 10/01/23                                     410            386
CIT Group Holdings, Inc.
    6.350% due 07/31/98                                   3,000          3,014
CIT Group Holdings, Inc. (MTN)
    6.625% due 06/28/99                                   1,200          1,209
    6.700% due 05/02/00                                     500            503
Citicorp
    9.500% due 02/01/02                                     120            132
    7.125% due 06/01/03                                     390            394
Coca Cola Enterprises, Inc.
    7.000% due 10/01/26                                     675            686
Commercial Credit Group, Inc.
    5.750% due 07/15/00                                     295            288
    8.700% due 06/15/10                                     380            432
Commonwealth Edison Co. Series 85
    7.375% due 09/15/02                                     945            959
Conagra, Inc. (MTN)
    8.100% due 05/20/02                                     300            315
Consolidated Natural Gas Co.
    8.625% due 12/01/11                                      62             65
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
    6.760% due 05/25/15                                     479            469
Constitution Capital Trust I
    9.150% due 04/15/27                                     400            415
CoreStates Capital Corp.
    5.875% due 10/15/03                                     400            378
Corporate Property Investors
    7.875% due 03/15/16                                   1,575          1,597
Dayton Hudson Corp.
    9.750% due 07/01/02                                     300            335
    7.500% due 07/15/06                                     100            102
Discover Credit Corp. (MTN)
    8.350% due 04/27/99                                     360            372
Dole Food Co., Inc.
    6.750% due 07/15/00                                     170            170
Duke Power Co.
    7.000% due 07/01/33                                     695            640
Eastman Chemical Co.
    6.375% due 01/15/04                                     420            408
    7.250% due 01/15/24                                     300            286
Eaton Corp.
    7.000% due 04/01/11                                     315            299
Equitable Life Assurance Society
    7.700% due 12/01/15                                   1,575          1,574
Federal Realty Investment Trust
    7.480% due 08/15/26                                     750            750
First Chicago Corp.
    8.875% due 03/15/02                                     505            546
First Fidelity Bancorp
    9.625% due 08/15/99                                     255            271
First Interstate Bancorp (MTN)
    9.375% due 01/23/02                                     135            146
First Union Institutional Capital Trust I
    8.040% due 12/01/26                                     225            224
First Union National Bank, Newark (MTN)
    7.125% due 10/15/06                                      85             85
Fleet Financial Group, Inc.
    8.125% due 07/01/04                                     595            628
Florida Residential Property
  & Casualty Insurance Co., Series A
    7.375% due 07/01/03                                   1,700          1,713
Ford Motor Credit Co. (MTN)
    6.000% due 02/27/01                                   1,170          1,143
    6.290% due 03/05/01                                     580            572


76  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Fortune Brands, Inc.
    8.625% due 11/15/21                              $      420     $      470
    7.875% due 01/15/23                                      80             82
General Electric Capital Corp.
    8.300% due 09/20/09                                     235            258
    6.660% due 05/01/18 (c)                                 775            777
General Motors Acceptance Corp.
    6.625% due 10/01/02                                   1,550          1,536
Goldman Sachs Group L.P. (MTN)
    7.200% due 03/01/07                                     650            653
Grand Metropolitan Investment Corp.
    7.450% due 04/15/35                                     300            318
Great Atlantic & Pacific Tea, Inc.
    7.750% due 04/15/07                                   1,600          1,627
Hertz Corp.
    9.000% due 11/01/09                                     230            262
Household Finance Corp.
    6.375% due 06/30/00                                   1,200          1,192
International Lease Finance Corp.
    5.750% due 01/15/99                                     455            452
    6.375% due 02/15/02                                     400            394
ITT Industries, Inc.
    7.400% due 11/15/25                                     715            692
Jackson National Life Insurance Co.
    8.150% due 03/15/27                                     425            434
JC Penney & Co., Inc.
    7.250% due 04/01/02                                     850            865
    7.600% due 04/01/07                                     300            309
JPM Capital Trust I
    7.540% due 01/15/27                                     225            215
Kansas Gas & Electric Co.
    7.600% due 12/15/03                                     200            206
    6.500% due 08/01/05                                     450            433
Liberty Mutual Insurance Co.
    8.500% due 05/15/25                                     500            532
    7.875% due 10/15/26                                     500            492
Lockheed Martin Corp.
    7.750% due 05/01/26                                     600            615
May Department Stores Co.
    6.875% due 11/01/05                                     480            475
Mellon Bank, NA
    7.625% due 09/15/07                                     355            366
Mellon Capital II Series B
    7.995% due 01/15/27                                     320            320
Merry Land & Investment, Inc.
    7.250% due 06/15/05                                     750            745
Morgan Stanley Group, Inc.
    8.100% due 06/24/02                                     125            131
Motorola, Inc.
    7.500% due 05/15/25                                     100            102
Nabisco, Inc.
    6.700% due 06/15/02                                     260            257
Nationsbank Corp.
    6.625% due 01/15/98                                     170            171
    7.750% due 08/15/04                                     450            467
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                                     235            249
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                                     630            635
Norwest Corp. Series H (MTN)
    6.750% due 06/15/07                                     300            293
Norwest Financial, Inc.
    6.250% due 11/01/02                                     525            513
    6.375% due 11/15/03                                     575            561
NYNEX Corp.
    9.550% due 05/01/10                                     375            426
Occidental Petroleum Corp.
   10.125% due 11/15/01                                     210            236
Occidental Petroleum Corp. (MTN)
    8.500% due 11/09/01                                     245            259
Pacific Bell
    7.500% due 02/01/33                                     785            757
Pennsylvania Power & Light Co.
    6.875% due 03/01/04                                   1,000            998
Pennzoil Co.
   10.125% due 11/15/09                                      85            104
PepsiCo, Inc.
    7.625% due 12/18/98                                     285            290
Philip Morris Cos., Inc.
    6.950% due 06/01/06                                     295            296
    7.650% due 07/01/08                                     310            316
Pitney Bowes Credit Corp.
    8.550% due 09/15/09                                     460            519
Praxair, Inc.
    6.850% due 06/15/05                                     700            695
Procter & Gamble Co.
  Sharing ESOP Series A
    9.360% due 01/01/21                                      90            108
Ralston Purina Co.
    7.875% due 06/15/25                                     615            626
Realty Income Corp.
    7.750% due 05/06/07                                   1,175          1,190


                                                       Diversified Bond Fund  77

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Republic New York Corp.
    9.750% due 12/01/00                              $      190     $      207
    8.250% due 11/01/01                                     150            158
RJR Nabisco, Inc.
    8.625% due 12/01/02                                     325            334
Rockwell International Corp.
    8.875% due 09/15/99                                     255            268
Salomon, Inc. Series D (MTN)
    6.080% due 03/10/98                                   2,000          2,000
Seagram Co., Ltd.
    8.350% due 01/15/22                                     320            345
Sears Roebuck Acceptance Corp.
  Series II (MTN)
    6.690% due 04/30/01                                     375            375
Service Corp. International
    7.375% due 04/15/04                                     560            574
Shopping Center Associates
    6.750% due 01/15/04                                     750            731
Signet Bank
    7.800% due 09/15/06                                     750            773
Simon Debartolo Group L.P.
    6.875% due 11/15/06                                     800            778
Smith Barney Holdings, Inc.
    7.000% due 03/15/04                                     950            949
Southern California Edison Co.
  Series 1993-E
    5.450% due 06/15/98                                     600            596
Suntrust Banks, Inc.
    7.375% due 07/01/02                                     300            307
Tenneco Corp.
   10.200% due 03/15/08                                     590            717
Texaco Capital, Inc.
    9.750% due 03/15/20                                     440            546
    8.875% due 09/01/21                                     220            255
Texas Utilities Electric Co.
    9.500% due 08/01/99                                     805            850
TIG Capital Trust I
    8.597% due 01/15/27                                   1,050          1,071
Time Warner Entertainment Co., L.P.
   10.150% due 05/01/12                                     350            425
    8.375% due 03/15/23                                   1,075          1,104
    8.375% due 07/15/33                                   1,000          1,021
Time Warner, Inc.
    6.773% due 08/15/00 (c)                                 500            501
    7.975% due 08/15/04                                     300            310
    8.110% due 08/15/06                                     600            623
    8.180% due 08/15/07                                     600            625
Transamerica Financial Corp.
    8.375% due 02/15/98                                     210            213
Transamerica Financial Corp. (MTN)
    9.250% due 02/16/98                                     500            509
Union Carbide Chemicals & Plastics
    7.875% due 04/01/23                                     590            601
Union Oil Co. (MTN)
    9.400% due 02/15/11                                     470            549
Union Pacific Corp.
    7.600% due 05/01/05                                     120            123
Union Pacific Railroad Trust
  Pass-thru Certificate
  Series 1996-A2
    7.060% due 05/15/03                                     500            504
United Technologies Corp.
    8.750% due 03/01/21                                     380            435
US West Capital Funding, Inc.
    7.900% due 02/01/27                                     760            768
Virginia Electric & Power Co.
    8.750% due 04/01/21                                     200            211
Wachovia Corp.
    6.800% due 06/01/05                                     305            302
Washington Real Estate Investment Trust
    7.250% due 08/13/06                                     750            744
Wells Fargo & Co.
    6.875% due 04/01/06                                     500            491
Wellsford Residential Property Trust
    9.375% due 02/01/02                                     750            815
Westvaco Corp.
    9.750% due 06/15/20                                     115            141
Whirlpool Corp.
    9.500% due 06/15/00                                     250            267
Willamette Industries, Inc.
    7.850% due 07/01/26                                     520            533
Wilmington Trust
   10.370% due 01/02/07                                   1,711          1,914
World Financial Properties Tower
  Series 1996 WBF-B
    6.910% due 09/01/13                                   1,194          1,153
                                                                    ----------

                                                                        91,553
                                                                    ----------

EURODOLLAR BONDS - 0.5%
Mexico (United Mexican States)
    7.875% due 08/06/01 (c)                               2,000          2,006
Skandinaviska Enskilda Banken
    8.125% due 09/06/49 (c)(g)                              800            841
                                                                    ----------

                                                                         2,847
                                                                    ----------


78  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

MORTGAGE-BACKED SECURITIES - 32.2%
ACLC Franchise Loan Receivables
  1997 Pass Thru Class A1
    7.120% due 03/15/12                              $      900     $      900
American Southwest Financial Corp.
  Series G Class G-4 CMO
   12.250% due 11/01/14                                     274            312
BKD Commercial Mortgage Trust
  Series 1997-C1 Class B
    7.218% due 04/25/00 (c)                               1,125          1,131
Chase Commercial Mortgage Securities Corp.
  Series 1997-1 Class E
    7.370% due 12/19/07 (c)                                 800            780
Citicorp Mortgage Securities, Inc.
  Series 1992-1 Class A-5
    8.000% due 04/25/21                                   1,177          1,178
Collateralized Mortgage Obligation Trust 56
  Class B CMO
    9.985% due 12/01/18                                     256            278
CSFB Finance Co., Ltd.
  Series 1995-A Class A
    7.542% due 11/15/05 (c)                                 450            443
DLJ Mortgage Acceptance Corp.
  Series 1993 Class A-2 CMO
    7.650% due 09/18/03                                   2,500          2,532
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                                     542            546
Federal Home Loan Mortgage Corp.
    6.000% 15 Year TBA (b)                                5,285          5,095
    7.500% 15 year TBA (b)                                  890            903
    6.500% 30 Year TBA (b)                                4,000          3,831
    7.500% 30 Year TBA (b)                                3,665          3,679
    8.000% 30 Year TBA (b)                                3,165          3,239
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 17-0171  9.000% due 06/01/16                      300            319
  Group # 17-0195  9.000% due 10/01/16                      107            113
  Group # 17-0197  9.000% due 10/01/16                       13             14
  Group # 17-0202  9.000% due 11/01/16                      274            290
  Group # 17-0203  9.000% due 11/01/16                      144            153
  Group # 18-1338  8.000% due 05/01/08                      138            141
  Group # 18-2098  8.000% due 11/01/08                       23             24
  Group # 18-2161  6.750% due 08/01/07                      409            406
  Group # 18-6664  8.500% due 02/01/08                      192            199
  Group # 21-7242  7.000% due 05/01/02                       89             90
  Group # 26-0607 12.000% due 06/01/14                      101            115
  Group # 28-4634  9.000% due 01/01/17                        7              7
  Group # 30-0025 12.500% due 04/01/16                      161            185
  Group # 30-8522 12.000% due 12/01/15                       65             74
  Group # 50-1051  7.000% due 06/01/03                      367            371
  Group # A0-0690  9.000% due 02/01/20                      793            848
  Group # C0-0140  9.000% due 07/01/22                      284            303
  Group # C0-0335  7.500% due 05/01/24                      362            365
  Group # C0-0509  7.500% due 04/01/27                    1,471          1,477
  Group # C0-0516  8.000% due 05/01/27                      186            190
  Group # C0-0525  8.000% due 06/01/27                      520            538
  Group # C8-0370  6.500% due 12/01/25                      958            918
  Group # C8-0458  9.000% due 10/01/26                       37             39
  Group # D2-3334  8.500% due 09/01/22                      141            148
  Group # D2-3590  8.500% due 09/01/22                       39             40
  Group # D4-7783  6.500% due 01/01/24                      131            126
  Group # D5-2665  7.500% due 05/01/24                       63             64
  Group # D5-3691  7.500% due 06/01/24                      108            109
  Group # D5-5057  7.500% due 07/01/24                      448            451
  Group # D5-7163  9.000% due 10/01/24                      172            182
  Group # D5-8304  7.500% due 01/01/25                      582            586
  Group # D5-9437  9.000% due 03/01/25                      120            127
  Group # D6-0132  7.500% due 05/01/25                      121            122
  Group # D6-0685  9.000% due 06/01/25                      781            827
  Group # D6-2402  6.500% due 08/01/25                       85             81
  Group # D6-2849  6.500% due 08/01/25                      404            387
  Group # D6-4174  6.500% due 09/01/25                       24             23
  Group # D6-4826  6.500% due 10/01/25                      866            831
  Group # D6-5159  6.500% due 11/01/25                      443            425
  Group # D6-5450  6.500% due 11/01/25                       69             67
  Group # D6-5479  6.500% due 11/01/25                      322            309
  Group # D6-5938  6.500% due 12/01/25                       78             75
  Group # D6-6651  6.500% due 12/01/25                      462            443
  Group # D6-6777  6.500% due 01/01/26                      765            734
  Group # D6-6779  7.500% due 01/01/26                       96             96
  Group # D6-7032  7.500% due 01/01/26                       92             92
  Group # D6-7251  7.500% due 01/01/25                      866            873
  Group # D6-7508  7.500% due 01/01/26                      767            771
  Group # D6-7637  7.500% due 11/01/24                    1,074          1,083
  Group # D6-7847  6.500% due 02/01/26                      719            689
  Group # D6-8132  6.500% due 02/01/26                      193            185
  Group # D6-8982  6.500% due 03/01/26                      292            280
  Group # D6-9153  6.000% due 03/01/26                      151            140
  Group # D6-9283  6.500% due 03/01/26                      482            462
  Group # D6-9347  6.000% due 03/01/26                      827            770
  Group # D6-9433  6.500% due 03/01/26                      676            648
  Group # D6-9765  6.500% due 04/01/26                      732            702
  Group # D6-9923  6.500% due 03/01/26                      958            919


                                                       Diversified Bond Fund  79

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

  Group # D7-0441  6.500% due 04/01/26               $      655     $      629
  Group # D7-0890  6.500% due 04/01/26                      324            311
  Group # D7-1161  6.500% due 05/01/26                      487            467
  Group # D7-7747  6.500% due 01/01/27                      455            435
  Group # D7-8139  6.500% due 02/01/27                       60             58
  Group # D7-9118  8.000% due 03/01/27                      628            643
  Group # D8-0116  7.500% due 04/01/27                      989            993
  Group # D8-0414  8.000% due 06/01/27                      557            570
  Group # E0-0279  6.500% due 02/01/09                      164            162
  Group # E0-0318  7.500% due 06/01/09                      295            300
  Group # E0-0332  7.500% due 08/01/09                      178            181
  Group # E0-0339  7.500% due 09/01/09                      312            317
  Group # E0-0344  7.500% due 10/01/09                      209            212
  Group # E0-0493  8.000% due 05/01/12                      394            405
  Group # E2-0145  7.500% due 11/01/09                      169            172
  Group # E2-0153  8.000% due 01/01/10                       60             62
  Group # E2-0270  8.000% due 10/01/11                      568            584
  Group # E4-9739  7.000% due 05/01/08                       86             86
  Group # E5-6296  6.500% due 01/01/09                      332            328
  Group # E5-6562  6.500% due 02/01/09                      935            923
  Group # E5-6737  6.500% due 02/01/09                      201            198
  Group # E5-6830  6.500% due 02/01/09                       96             94
  Group # E5-6953  6.500% due 02/01/09                      104            103
  Group # E5-9461  7.500% due 08/01/09                      219            223
  Group # E5-9610  7.500% due 08/01/09                      213            217
  Group # E5-9853  8.000% due 10/01/09                      318            327
  Group # E5-9955  7.500% due 11/01/09                       35             36
  Group # E6-2525  6.000% due 02/01/11                      489            473
  Group # E6-2968  6.500% due 02/01/11                      259            254
  Group # E6-3012  6.500% due 02/01/11                      377            370
  Group # E6-3170  6.000% due 03/01/11                      539            521
  Group # E6-3626  6.000% due 04/01/11                      215            208
  Group # E6-3755  6.000% due 04/01/11                       74             72
  Group # E6-3877  6.500% due 04/01/11                       44             43
  Group # E6-4011  6.000% due 05/01/11                      122            118
  Group # E6-4339  6.000% due 05/01/11                      990            957
  Group # E6-4343  6.000% due 05/01/11                       76             74
  Group # E6-5408  7.500% due 09/01/11                       24             24
  Group # E6-5462  7.500% due 10/01/11                      526            534
  Group # E6-6258  6.000% due 02/01/12                       91             88
  Group # E6-6720  6.500% due 04/01/12                      199            196
  Group # E6-6857  6.500% due 05/01/12                      549            539
  Group # G1-0329  7.500% due 02/01/10                       64             65
  Group # L7-0277  7.000% due 08/01/98                       30             30
  Group # M-4743   7.000% due 08/01/97                       15             15
  Group # M8-0325  7.500% due 05/01/01                      230            232
  Group # M8-0446  7.000% due 10/01/03                       24             24
  Pool # D6-7561   7.500% due 01/01/26                    1,723          1,732
  Pool # G00505    6.500% due 12/01/25                      830            796
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1053 Class G
    7.000% due 03/15/21                                   2,000          1,989
Federal National Mortgage Association
  Pool # 030891  9.500% due 06/01/01                         44             45
  Pool # 038842  8.000% due 07/01/10                         29             30
  Pool # 042678  8.000% due 03/01/17                        150            155
  Pool # 046939  8.000% due 05/01/17                         56             57
  Pool # 047728  8.000% due 05/01/02                         58             58
  Pool # 050377  9.500% due 12/01/05                         46             48
  Pool # 050389  9.500% due 01/01/06                        150            158
  Pool # 050621  7.000% due 08/01/99                          4              4
  Pool # 050752  7.000% due 05/01/00                         80             81
  Pool # 050758  7.000% due 06/01/00                         67             67
  Pool # 050765  7.000% due 07/01/23                         85             84
  Pool # 050989  7.000% due 02/01/09                        110            110
  Pool # 052078  8.000% due 07/01/02                         95             97
  Pool # 053718  8.000% due 08/01/17                        100            104
  Pool # 054738  8.000% due 09/01/02                         45             46
  Pool # 055397  8.000% due 07/01/17                        265            273
  Pool # 057194  8.000% due 10/01/17                         97            100
  Pool # 061217  8.000% due 05/01/03                          2              2
  Pool # 061354  8.000% due 05/01/03                         99            100
  Pool # 062502  8.000% due 06/01/03                         44             45
  Pool # 063743  9.500% due 07/01/03                        116            121
  Pool # 064518  9.500% due 08/01/02                        110            115
  Pool # 070607  8.000% due 07/01/02                        293            297
  Pool # 070694  9.500% due 12/01/05                         67             70
  Pool # 087274  8.000% due 08/01/04                        257            262
  Pool # 103914  9.500% due 09/01/05                         44             46
  Pool # 110503  8.000% due 01/01/17                        158            163
  Pool # 120778  8.000% due 03/01/17                         43             45
  Pool # 124542  7.000% due 11/01/99                        345            347
  Pool # 124721  7.000% due 02/01/23                        841            829
  Pool # 124748  6.500% due 03/01/00                         61             61
  Pool # 125350  6.500% due 06/01/09                      1,626          1,603
  Pool # 127926  8.000% due 05/01/20                         36             37
  Pool # 145536  8.000% due 06/01/03                         31             32
  Pool # 157517  7.000% due 04/01/07                        195            195
  Pool # 183514  8.000% due 08/01/22                         48             50
  Pool # 187852 10.500% due 08/01/10                         32             35
  Pool # 190251  8.000% due 11/01/23                        142            147
  Pool # 190506  6.500% due 12/01/08                        257            253
  Pool # 190560  6.500% due 01/01/09                        293            289
  Pool # 190924  6.500% due 06/01/09                        223            219
  Pool # 204951  8.000% due 05/01/22                        321            332
  Pool # 208747  7.000% due 05/01/00                        226            227
  Pool # 210307  7.000% due 04/01/00                        362            364


80  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

  Pool # 217364  8.000% due 01/01/22                 $      505     $      522
  Pool # 226836  7.000% due 09/01/08                        209            210
  Pool # 232574  6.500% due 08/01/08                        396            391
  Pool # 233079  7.000% due 09/01/08                         76             77
  Pool # 236344  7.000% due 09/01/08                        176            176
  Pool # 237598  7.500% due 05/01/24                        196            197
  Pool # 240738  6.500% due 10/01/08                        170            168
  Pool # 245865  6.500% due 02/01/09                        241            238
  Pool # 250030  7.000% due 05/01/24                        986            971
  Pool # 250035  6.500% due 05/01/09                         47             47
  Pool # 250576  7.000% due 05/01/26                        974            955
  Pool # 250903  9.000% due 01/01/27                        903            951
  Pool # 263037  6.500% due 05/01/09                        355            350
  Pool # 265868  6.500% due 01/01/24                        137            132
  Pool # 268936  6.500% due 01/01/24                      1,342          1,292
  Pool # 270164  6.500% due 02/01/09                        600            592
  Pool # 279123  6.500% due 04/01/09                        292            288
  Pool # 280810  6.500% due 05/01/09                        186            183
  Pool # 281940  6.500% due 05/01/09                        353            348
  Pool # 282125  6.500% due 05/01/09                         79             78
  Pool # 282300  6.500% due 04/01/09                        644            635
  Pool # 282327  7.000% due 04/01/24                      1,891          1,863
  Pool # 282424  6.500% due 05/01/09                        391            386
  Pool # 282830  7.000% due 06/01/24                         28             28
  Pool # 282833  7.000% due 06/01/09                        144            145
  Pool # 284192  6.500% due 05/01/09                         98             97
  Pool # 284451  6.500% due 05/01/09                         50             49
  Pool # 284659  7.000% due 05/01/09                        231            231
  Pool # 284690  7.000% due 06/01/09                        259            260
  Pool # 286570  7.000% due 06/01/24                        757            746
  Pool # 286829  7.000% due 06/01/24                        257            253
  Pool # 287464  6.500% due 06/01/09                        117            116
  Pool # 290876  7.500% due 07/01/24                         34             34
  Pool # 292247  7.000% due 09/01/24                        532            524
  Pool # 295473  7.500% due 09/01/24                        138            139
  Pool # 296279  7.500% due 10/01/24                        488            491
  Pool # 298155  6.000% due 02/01/11                        844            814
  Pool # 299372  8.500% due 12/01/24                        289            301
  Pool # 300822  8.500% due 01/01/25                      1,525          1,586
  Pool # 303297  8.500% due 05/01/25                        138            144
  Pool # 303456  6.500% due 08/01/25                        532            512
  Pool # 303555  7.000% due 09/01/25                      1,379          1,353
  Pool # 304527  8.500% due 01/01/25                        332            346
  Pool # 305454  9.000% due 02/01/25                         67             71
  Pool # 305550  8.500% due 02/01/25                        441            458
  Pool # 307029  7.000% due 07/01/25                        770            756
  Pool # 307034  8.500% due 07/01/25                        959            998
  Pool # 308706  8.500% due 07/01/25                      1,013          1,054
  Pool # 309300  7.000% due 07/01/03                        430            432
  Pool # 309686  8.500% due 05/01/25                        755            785
  Pool # 316681  7.000% due 07/01/25                        678            668
  Pool # 316938  7.000% due 07/01/25                        274            270
  Pool # 318203  7.000% due 08/01/25                        712            698
  Pool # 318949  7.000% due 08/01/25                        747            733
  Pool # 319141  7.000% due 08/01/25                         53             52
  Pool # 319622  7.000% due 08/01/25                        616            605
  Pool # 319647  7.000% due 08/01/25                        651            639
  Pool # 320080  7.000% due 08/01/25                        279            275
  Pool # 320105  7.000% due 10/01/25                        735            722
  Pool # 320320  7.000% due 08/01/25                        884            867
  Pool # 320333  7.000% due 08/01/25                        116            114
  Pool # 321192  8.500% due 08/01/25                         45             47
  Pool # 322586  6.500% due 09/01/25                        233            224
  Pool # 324177  8.500% due 08/01/25                      1,535          1,597
  Pool # 325288  6.500% due 11/01/25                        566            542
  Pool # 325917  6.500% due 10/01/25                        192            184
  Pool # 326080  6.500% due 09/01/25                        118            113
  Pool # 326488  6.500% due 10/01/25                        240            230
  Pool # 326556  6.500% due 10/01/25                        777            744
  Pool # 327601  6.500% due 11/01/25                        211            202
  Pool # 328823  6.500% due 11/01/25                        235            225
  Pool # 329051  6.500% due 12/01/25                         99             95
  Pool # 329279  6.500% due 10/01/25                        247            237
  Pool # 329500  6.500% due 11/01/25                        216            207
  Pool # 329843  6.500% due 11/01/25                        307            294
  Pool # 331011  6.500% due 12/01/25                        133            127
  Pool # 331614  6.500% due 01/01/26                        289            276
  Pool # 333057  7.500% due 01/01/26                        114            115
  Pool # 333219  6.500% due 12/01/25                        182            174
  Pool # 334888  6.500% due 02/01/26                        185            178
  Pool # 336376  6.500% due 02/01/26                        150            143
  Pool # 342105  7.000% due 04/01/26                        649            637
  Pool # 344394  7.500% due 05/01/03                        269            273
  Pool # 344571  7.000% due 04/01/26                      1,784          1,751
  Pool # 346055  7.500% due 06/01/26                        460            462
  Pool # 346095  7.500% due 05/01/03                        232            235
  Pool # 346213  7.000% due 05/01/26                      1,490          1,462
  Pool # 346321  7.000% due 04/01/26                        581            570
  Pool # 347236  7.500% due 06/01/26                        278            279
  Pool # 347572  7.500% due 05/01/03                        618            627
  Pool # 348452  7.500% due 07/01/26                        206            207
  Pool # 349818  7.000% due 06/01/03                        391            392
  Pool # 351719  6.500% due 02/01/27                        485            463
  Pool # 352112  8.000% due 09/01/26                         62             63
  Pool # 356100  8.000% due 09/01/11                        115            118
  Pool # 356703  9.000% due 08/01/26                        163            172


                                                       Diversified Bond Fund  81

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

  Pool # 358703  9.000% due 11/01/26                 $      289     $      305
  Pool # 364398  8.000% due 11/01/26                        496            507
  Pool # 365464  7.500% due 11/01/11                        361            366
  Pool # 367056  7.000% due 12/01/26                         81             80
  Pool # 367489  6.500% due 03/01/27                        528            505
  Pool # 377534  6.500% due 04/01/27                        461            441
  Pool # 250884  7.000% due 12/01/99                        178            175
  Pool # 349359  7.000% due 06/01/26                        789            774
Federal National Mortgage Association (REMIC)
  Series 1992-10 Class ZD
    8.000% due 11/25/21                                   1,577          1,569
  Series 1994-81 Class PJ
    8.000% due 07/25/23                                   1,550          1,635
  Series G92-36 Class A
    7.000% due 04/25/15                                     313            315
Federal National Mortgage Association
    7.000% 30 Year TBA (b)                                1,570          1,538
    7.500% 30 Year TBA (b)                                  720            722
    8.000% 30 Year TBA (b)                                4,610          4,712
  Principal Only Strip
  Series 108 Class 1
    Zero Coupon due 03/25/20                                164            125
  Interest Only Inverse Floater
  Series 1993-208 Class SA
    0.154% due 02/25/23 (c)                              41,150            446
First Union Lehman Brothers Commercial Trust
  Series 1997-C1 Class C
    7.440% due 04/18/07                                     750            763
Government National Mortgage Association
  Pool # 008148  7.000% due 02/20/23 (c)                  3,871          3,977
  Pool # 008303  6.875% due 10/20/23 (c)                  4,496          4,614
  Pool # 146110  9.500% due 05/15/16                         24             26
  Pool # 147480  9.500% due 03/15/16                         42             46
  Pool # 149590  9.000% due 05/15/16                         89             96
  Pool # 153267  9.500% due 04/15/16                         13             14
  Pool # 153617  8.500% due 03/15/17                        258            272
  Pool # 154050  9.500% due 05/15/16                         19             21
  Pool # 155749  8.500% due 06/15/16                         32             34
  Pool # 156576  8.500% due 01/15/17                        166            175
  Pool # 159956  9.000% due 06/15/16                        300            322
  Pool # 161666  9.000% due 08/15/16                         27             29
  Pool # 166178  8.500% due 07/15/16                        193            204
  Pool # 168336  9.000% due 08/15/20                         91             97
  Pool # 169824  9.000% due 11/15/16                         36             39
  Pool # 170662  8.500% due 08/15/16                        226            239
  Pool # 171553  9.000% due 07/15/16                        417            448
  Pool # 171772  9.000% due 10/15/16                        557            598
  Pool # 171776  9.000% due 11/15/16                        137            147
  Pool # 172035  9.000% due 08/15/16                         90             96
  Pool # 172723  8.500% due 07/15/16                         69             72
  Pool # 172908  9.000% due 09/15/16                         31             34
  Pool # 173049  9.000% due 07/15/16                        265            284
  Pool # 174840  9.000% due 10/15/16                         52             56
  Pool # 178046  8.500% due 05/15/17                        311            328
  Pool # 180290  8.500% due 11/15/16                        587            619
  Pool # 182526  8.500% due 02/15/17                        253            268
  Pool # 182616  9.000% due 06/15/17                         34             36
  Pool # 182643  9.000% due 10/15/16                          7              8
  Pool # 187956  9.000% due 11/15/16                         21             23
  Pool # 188448  8.500% due 03/15/17                        282            297
  Pool # 190486  8.000% due 03/15/17                        114            119
  Pool # 192748  8.500% due 08/15/17                         58             61
  Pool # 192883  8.500% due 01/15/17                        120            127
  Pool # 193242  8.500% due 01/15/17                        101            106
  Pool # 193800  9.000% due 10/15/16                        124            133
  Pool # 194001  8.500% due 02/15/17                        269            284
  Pool # 196932  8.500% due 04/15/17                         30             31
  Pool # 197268  8.500% due 05/15/17                        123            129
  Pool # 197400  8.500% due 01/15/17                         71             75
  Pool # 199031  8.500% due 01/15/17                        107            113
  Pool # 199531  8.500% due 02/15/17                        271            286
  Pool # 200712  8.500% due 02/15/17                        841            887
  Pool # 202144  8.500% due 02/15/17                        353            373
  Pool # 202883  8.500% due 03/15/17                        142            150
  Pool # 204828  8.500% due 02/15/17                          3              3
  Pool # 205426  8.500% due 02/15/17                        125            132
  Pool # 208209  8.000% due 05/15/17                         26             27
  Pool # 209198  8.500% due 03/15/17                        230            243
  Pool # 209432  9.000% due 05/15/17                        120            129
  Pool # 211127  8.500% due 03/15/17                        235            248
  Pool # 211129  8.500% due 06/15/17                         45             47
  Pool # 213365  8.000% due 04/15/17                         25             26
  Pool # 216928  8.500% due 05/15/17                        262            276
  Pool # 217536  8.500% due 05/15/17                         88             93
  Pool # 220383  8.500% due 07/15/17                        238            251
  Pool # 224505  9.000% due 07/15/17                         34             37
  Pool # 225968  8.500% due 07/15/17                         48             51
  Pool # 290338  10.500% due 06/15/20                        58             64
  Pool # 291365  10.500% due 07/15/20                        25             28
  Pool # 295123  10.500% due 10/15/20                        64             72
  Pool # 297999  10.500% due 12/15/20                       121            134
  Pool # 299159  10.500% due 11/15/20                       233            259
  Pool # 301982  10.500% due 01/15/21                        56             62
  Pool # 330230  7.000% due 06/15/23                         70             69
  Pool # 330867  7.000% due 11/15/22                        280            276
  Pool # 335301  6.500% due 03/15/09                        168            167


82  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

  Pool # 338250  7.000% due 11/15/22                 $      458     $      452
  Pool # 340165  6.500% due 03/15/09                         24             24
  Pool # 340376  7.000% due 05/15/23                        413            408
  Pool # 342826  8.000% due 07/15/26                        342            350
  Pool # 343370  7.000% due 07/15/23                        460            454
  Pool # 345170  7.000% due 08/15/23                        455            449
  Pool # 347721  6.500% due 06/15/09                        214            212
  Pool # 347901  7.000% due 06/15/23                         53             52
  Pool # 350386  7.000% due 05/15/23                        294            290
  Pool # 350934  7.000% due 08/15/23                         86             85
  Pool # 351129  6.500% due 07/15/08                        212            209
  Pool # 352163  7.000% due 06/15/23                        426            421
  Pool # 352474  7.000% due 06/15/23                        460            454
  Pool # 354191  7.000% due 06/15/23                        330            326
  Pool # 355247  7.500% due 08/15/23                        247            249
  Pool # 355637  7.000% due 07/15/23                        303            299
  Pool # 356469  7.000% due 07/15/23                        326            322
  Pool # 356697  7.000% due 08/15/23                        321            317
  Pool # 356952  7.000% due 06/15/23                      1,425          1,407
  Pool # 357959  7.000% due 07/15/23                        429            423
  Pool # 358499  7.000% due 07/15/23                         38             37
  Pool # 358674  7.000% due 06/15/23                         74             73
  Pool # 364318  7.000% due 08/15/23                        469            463
  Pool # 364457  7.000% due 09/15/23                        513            507
  Pool # 366328  7.000% due 09/15/23                         69             68
  Pool # 366437  7.000% due 09/15/23                         33             32
  Pool # 366793  7.000% due 05/15/24                      2,479          2,444
  Pool # 368988  6.500% due 03/15/09                        201            199
  Pool # 370426  7.000% due 09/15/23                        466            459
  Pool # 371828  6.500% due 06/15/09                        522            516
  Pool # 372782  6.500% due 01/15/09                        450            445
  Pool # 379902  8.500% due 08/15/25                         20             20
  Pool # 380023  9.000% due 01/15/25                         99            104
  Pool # 380789  8.500% due 04/15/25                        246            256
  Pool # 383307  8.500% due 02/15/25                        146            152
  Pool # 385326  9.000% due 01/15/25                        491            520
  Pool # 387166  8.000% due 10/15/25                        222            227
  Pool # 389814  6.500% due 05/15/09                        121            119
  Pool # 390393  6.500% due 03/15/09                        168            166
  Pool # 393756  8.500% due 03/15/25                        723            752
  Pool # 398654  7.000% due 05/15/11                         24             24
  Pool # 405539  8.500% due 12/15/25                         20             20
  Pool # 408425  9.000% due 09/15/26                         65             68
  Pool # 408671  8.000% due 09/15/25                        264            271
  Pool # 409743  8.000% due 05/15/25                        285            292
  Pool # 409849  8.500% due 04/15/25                         18             19
  Pool # 410080  8.500% due 08/15/25                        706            734
  Pool # 410123  8.000% due 10/15/25                        765            783
  Pool # 410525  8.500% due 04/15/25                        823            855
  Pool # 411189  9.000% due 05/15/25                        496            524
  Pool # 411496  8.000% due 10/15/25                        429            439
  Pool # 411763  7.500% due 05/15/27                        122            123
  Pool # 411770  7.500% due 05/15/27                        324            325
  Pool # 412287  8.000% due 11/15/26                        341            349
  Pool # 412939  8.000% due 07/15/25                         63             64
  Pool # 413041  8.000% due 06/15/25                        279            286
  Pool # 413279  8.000% due 08/15/25                        115            118
  Pool # 413471  8.500% due 08/15/25                        239            249
  Pool # 418871  9.000% due 05/15/27                        272            288
  Pool # 419635  8.500% due 08/15/26                         88             92
  Pool # 419934  8.000% due 03/15/26                        361            369
  Pool # 421512  8.000% due 10/15/26                        293            300
  Pool # 422120  7.500% due 05/15/27                        367            368
  Pool # 423498  6.500% due 02/15/26                         64             61
  Pool # 423622  8.000% due 09/15/26                        246            252
  Pool # 423905  8.000% due 07/15/26                        338            346
  Pool # 425423  7.500% due 05/15/26                        434            436
  Pool # 426139  8.000% due 10/15/26                        751            768
  Pool # 426373  6.500% due 02/15/26                        907            867
  Pool # 428374  8.000% due 02/15/26                        717            734
  Pool # 429420  6.500% due 04/15/26                        965            923
  Pool # 429618  7.500% due 03/15/27                        146            147
  Pool # 433119  9.000% due 07/15/26                         38             40
  Pool # 435629  8.500% due 07/15/26                        507            526
  Pool # 440555  7.500% due 02/15/27                        170            171
  Pool # 442807  7.500% due 05/15/27                        500            501
  Pool # 446911  7.500% due 05/15/27                        348            349
  Pool # 447692  7.500% due 05/15/27                        495            496
  Pool # 450058  7.500% due 05/15/27                        495            496
  Pool # 818263  6.000% due 05/20/24 (c)                  2,143          2,168
Government National Mortgage Association
    6.500% 30 Year TBA (b)                                3,000          2,870
    7.000% 30 Year TBA (b)                                2,015          1,978
    7.500% 30 Year TBA (b)                                2,285          2,291
    8.000% 30 Year TBA (b)                                1,000          1,023
    8.500% 30 Year TBA (b)                                2,000          2,078
Housing Securities, Inc.
  Series 1994-2 Class A1
    6.500% due 07/25/09                                   1,032          1,006
Merrill Lynch Mortgage Investors, Inc.
  Series 1996-C2 Class A1
    6.690% due 11/21/28                                     478            476
  Series 1997-C1 Class A1
    6.950% due 06/18/29 (c)                               1,760          1,773
Mid-St Trust II Class A-3 CMO
    9.350% due 04/01/98                                     229            232


                                                       Diversified Bond Fund  83

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

PNC Mortgage Securities Corp.
  Series 1994-3 Class A-1
    7.500% due 06/18/10                              $      280     $      279
Ryland Acceptance Corp. Four
  Series 88 Class E CMO
    7.950% due 01/01/19                                   2,172          2,204
United States Department
  of Veteran Affairs REMIC
  Series 1992-1 Class 2-E
    7.750% due 03/15/16                                     550            560
Vanderbilt Mortgage & Finance, Inc.
  Series 1997-B Class 1A3
    6.975% due 08/07/11                                     660            660
                                                                    ----------

                                                                       197,665
                                                                    ----------

NON-US BONDS - 0.1%
Finland, Republic of
    5.875% due 02/27/06                                     475            449
Italy, Republic of
    6.875% due 09/27/23                                     150            141
                                                                    ----------

                                                                           590
                                                                    ----------

UNITED STATES GOVERNMENT AGENCIES - 5.0%
Federal Home Loan Bank
    6.450% due 03/13/02                                   4,250          4,216
Federal Home Loan Mortgage Corp.
    5.950% due 06/19/98                                   3,000          3,002
Federal National Mortgage Association (MTN)
    7.790% due 09/27/06                                     775            786
    7.780% due 09/29/06                                     665            671
    6.940% due 03/19/07                                   1,065          1,055
    7.280% due 05/23/07                                     655            660
    7.190% due 05/29/26                                   1,180          1,182
    7.270% due 07/27/26                                     415            422
Government Backed Trust Certificates
  Class 1-C
    9.250% due 11/15/01                                   7,354          7,809
  Series 2-E
    9.400% due 05/15/02                                   1,038          1,101
  Series T-3
    9.625% due 05/15/02 (c)                               4,172          4,433
Resolution Funding Corp.
    8.875% due 07/15/20                                   3,155          3,817
    8.625% due 01/15/21                                     880          1,041
    8.625% due 01/15/30                                     390            471
                                                                    ----------

                                                                        30,666
                                                                    ----------

UNITED STATES GOVERNMENT TREASURIES - 28.1%
United States Treasury Bonds
   10.750% due 05/15/03                                  15,885         19,184
   10.750% due 08/15/05                                  17,005         21,448
   11.750% due 02/15/10                                   1,455          1,897
   12.750% due 11/15/10                                   4,780          6,633
   13.875% due 05/15/11                                   2,120          3,135
   12.000% due 08/15/13                                   1,690          2,379
   13.250% due 05/15/14                                     725          1,106
    7.250% due 05/15/16                                   1,510          1,575
    7.500% due 11/15/16                                   2,600          2,778
    8.750% due 05/15/17                                   4,865          5,853
    8.875% due 08/15/17                                     120            146
    8.125% due 08/15/19                                   7,360          8,396
    7.875% due 02/15/21                                   3,215          3,585
    8.125% due 08/15/21                                   5,315          6,087
    7.250% due 08/15/22                                   4,720          4,927
    7.125% due 02/15/23                                   3,695          3,806
    6.250% due 08/15/23                                   2,560          2,370
    6.875% due 08/15/25                                   2,250          2,258
    6.500% due 11/15/26                                   2,000          1,918
United States Treasury Notes
    5.375% due 05/31/98                                     525            523
    8.250% due 07/15/98                                   4,090          4,187
    6.250% due 07/31/98                                   1,390          1,396
    4.750% due 08/31/98                                      10             10
    6.125% due 08/31/98                                   3,975          3,985
    6.000% due 09/30/98                                   3,215          3,219
    4.750% due 10/31/98                                      40             39
    5.500% due 11/15/98                                   1,510          1,501
    5.125% due 11/30/98                                     170            168
    5.625% due 11/30/98                                   6,700          6,670
    5.750% due 12/31/98                                     500            499
    5.875% due 03/31/99                                   2,595          2,589
    6.750% due 05/31/99                                     200            202
    6.750% due 06/30/99                                     115            116
    6.875% due 07/31/99                                     425            431
    8.000% due 08/15/99                                     985          1,021
    6.875% due 08/31/99                                   4,570          4,638


84  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

    5.875% due 11/15/99                              $    1,920     $    1,908
    7.750% due 11/30/99                                   2,940          3,042
    7.125% due 02/29/00                                     500            511
    8.750% due 08/15/00                                     795            850
    7.750% due 01/31/00                                  10,075         10,442
    5.875% due 02/15/00                                   1,690          1,677
    6.250% due 08/31/00                                   3,000          2,998
    5.750% due 10/31/00                                     565            556
    6.375% due 03/31/01                                      90             90
    6.250% due 04/30/01                                   5,285          5,270
    6.500% due 05/31/01                                   2,865          2,881
    6.625% due 07/31/01                                   2,735          2,761
    6.500% due 08/31/01                                   2,580          2,592
    6.250% due 10/31/01                                     200            199
    5.750% due 08/15/03                                     390            377
    6.875% due 05/15/06                                     200            204
    6.500% due 10/15/06                                     475            473
    6.625% due 05/15/07                                   4,700          4,739
                                                                    ----------

                                                                       172,245
                                                                    ----------

YANKEE BONDS - 3.0%
African Development Bank
    9.750% due 12/15/03                                     325            374
    6.875% due 10/15/15                                     745            711
    8.800% due 09/01/19                                     295            342
Alberta, Province of
    9.250% due 04/01/00                                     160            171
Asian Development Bank
    8.000% due 04/30/01                                     175            183
    8.500% due 05/02/01                                     180            192
    6.250% due 10/24/05                                     315            306
Crown Cork & Seal Finance PLC
    7.000% due 12/15/06                                     750            743
Hydro, Quebec
    9.710% due 12/24/97                                   1,000          1,017
Hydro, Quebec Series GH
    8.250% due 04/15/26                                     505            537
International American Development Bank
    7.000% due 06/15/25                                   1,400          1,368
    6.950% due 08/01/26                                     155            159
International Bank for
  Reconstruction & Development
    8.625% due 10/15/16                                     270            315
Manitoba, Province of
    9.250% due 04/01/20                                     200            240
Manitoba, Province of Series CB
    8.800% due 01/15/20                                     200            232
Metropolitano de Lisboa
    7.420% due 10/15/16                                     750            765
Montell Financial Co., B.V.
    8.100% due 03/15/27                                   1,325          1,361
National Westminster Bank PLC
    1.000% due 04/29/49 (g)                                 875            899
New Brunswick, Province of
    9.750% due 05/15/20                                     190            236
Newfoundland, Province of
   10.000% due 12/01/20                                      90            113
Noranda Forest, Inc.
    6.875% due 11/15/05                                     250            243
Nordbanken AB
    7.250% due 10/30/06                                     775            770
Nova Scotia, Province of
    9.125% due 05/01/21                                     690            806
Quebec, Province of
    7.125% due 02/09/24                                     635            597
Saskatchewan, Province of
    8.000% due 07/15/04                                   1,045          1,106
Societe Generale
    7.850% due 04/29/49 (c)(g)                            1,500          1,536
St. George Bank, Ltd.
    7.150% due 10/01/05                                     425            423
Svenska Handelsbanken
    7.125% due 03/29/49 (c)(g)                              875            855
Taiwan Semiconductor
  Manufacturing Co., Ltd. (conv.)
    Zero Coupon due 07/03/02                                750            750
Wharf International Finance, Ltd.
    7.625% due 03/13/07                                     850            846
                                                                    ----------

                                                                        18,196
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $559,213)                                                        564,076
                                                                    ----------


                                                       Diversified Bond Fund  85

DIVERSIFIED BOND FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

OPTIONS PURCHASED - 0.2%
United States Treasury Notes
  Sept 91.09 Call (e)                                    15,000*    $    1,180
  Sept 99.99 Put (e)                                      1,800*             8
                                                                    ----------

TOTAL OPTIONS PURCHASED
(cost $1,204)                                                            1,188
                                                                    ----------

PREFERRED STOCKS - 0.2%
Credit Lyonnais Capital S.C.A. - ADR                     15,700            404
TIG Holdings, Inc.                                        7,200            751
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $1,117)                                                            1,155
                                                                    ----------


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 12.4%
Federal Home Loan Mortgage Corp.
  Discount Note
    5.520% due 08/12/97 (a)(f)                       $    3,000     $    2,981
    5.440% due 09/16/97 (f)                               2,000          1,977
Federal National Mortgage Association
  Discount Note
    5.700% due 09/09/97 (f)                               4,000          3,957
Frank Russell Investment Company
  Money Market Fund, due on demand (a)                   67,487         67,487
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $76,402)                                                          76,402
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $637,936)(d) - 104.8%                                 642,821

OTHER ASSETS AND LIABILITIES,
NET - (4.8%)                                                           (29,680)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  613,141
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) Forward commitment. See Note 2.
(c) Adjustable or floating rate securities.
(d) See Note 2 for federal income tax information.
(e) Nonincome-producing security.
(f) Rate noted is yield-to-maturity.
(g) Perpetual floating rate note.
 *  Represents 1 over-the-counter contract.


ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


        The accompanying notes are in integral part of the financial statements.

86  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)


                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $637,936)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        642,821
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,295
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,729
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,711
  Investments sold (delayed settlement)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,408
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,343
                                                                                                            ----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             667,307

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .    $         17,695
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              35,224
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 857
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 266
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 124
                                                                                        ----------------

    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,166
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        613,141
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,169
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,505)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .               4,885
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 266
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             615,326
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        613,141
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($611,551,870 divided by 26,578,683 shares of $.01
    par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . .    $          23.01
                                                                                                            ----------------
                                                                                                            ----------------
  Class C ($1,589,602 divided by 68,785 shares of $.01 par
    value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . .    $          23.11
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.

                                                       Diversified Bond Fund  87

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         18,897
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,298
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 227
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,422

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,286
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 184
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 164
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Registration fees
    Class S  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
    Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,729
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,693
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (649)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  64                (562)
                                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,460)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (48)             (1,508)
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,070)
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         16,623
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.

88  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                        FOR THE SIX MONTHS       FOR THE YEAR
                                                                                        ENDED JUNE 30, 1997          ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 1996
                                                                                        -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $            18,693   $            33,861
  Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (562)                  445
  Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . . .                (1,508)              (15,913)
                                                                                        -------------------   -------------------

     Net increase (decrease) in net assets resulting from operations. . . . . . . . .                16,623                18,393
                                                                                        -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (15,438)              (33,898)
    Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (24)                  (11)
  In excess of net investment income
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --                   (87)
                                                                                        -------------------   -------------------

      Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .               (15,462)              (33,996)
                                                                                        -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6) . . . .                56,215                57,560
                                                                                        -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . .                57,376                41,957

NET ASSETS
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               555,765               513,808
                                                                                        -------------------   -------------------
  End of period (including undistributed net investment income of $3,169 and accumulated distributions in excess of net investment income of $62,
    respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           613,141   $           555,765
                                                                                        -------------------   -------------------
                                                                                        -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.


                                                       Diversified Bond Fund  89

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                      1997*        1996         1995        1994        1993        1992
                                                    ---------   ---------    ---------   ---------    ---------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . $   22.97   $   23.69    $   21.53   $   23.73    $   23.49   $   24.29
                                                    ---------   ---------    ---------   ---------    ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . .       .73        1.47         1.54        1.46         1.48        1.62
  Net realized and unrealized gain (loss) on
    investments . . . . . . . . . . . . . . . . . .      (.08)       (.71)        2.18       (2.22)         .83        (.10)
                                                    ---------   ---------    ---------   ---------    ---------   ---------

    Total Income From Investment Operations . . . .       .65         .76         3.72        (.76)        2.31        1.52
                                                    ---------   ---------    ---------   ---------    ---------   ---------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . .      (.61)      (1.48)       (1.56)      (1.42)       (1.48)      (1.63)
  In excess of net investment income. . . . . . . .        --          --           --          --         (.01)         --
  Net realized gain on investments. . . . . . . . .        --          --           --          --         (.58)       (.69)
  In excess of net realized gain on investments . .        --          --           --        (.02)          --          --
                                                    ---------   ---------    ---------   ---------    ---------   ---------

    Total Distributions . . . . . . . . . . . . . .      (.61)      (1.48)       (1.56)      (1.44)       (2.07)      (2.32)
                                                    ---------   ---------    ---------   ---------    ---------   ---------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . $   23.01   $   22.97    $   23.69   $   21.53    $   23.73   $   23.49
                                                    ---------   ---------    ---------   ---------    ---------   ---------
                                                    ---------   ---------    ---------   ---------    ---------   ---------

TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . .      2.90        3.43        17.76       (3.25)       10.02        6.57

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . .   611,552     554,804      513,808     525,315      477,341     412,394

  Ratios to average net assets (%)(b):
     Operating expenses, net. . . . . . . . . . . .       .61         .61          .59         .56          .58         .62
     Operating expenses, gross  . . . . . . . . . .       .61         .61          .59         .56          .58         .67
     Net investment income. . . . . . . . . . . . .      6.56        6.46         6.69        6.57         6.13        6.79


  Portfolio turnover rate (%)(b). . . . . . . . . .    164.73      138.98       135.85      153.21       177.74      228.37
  Per share amount of fees waived ($ omitted) . . .        --          --           --          --           --       .0115


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not anualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


90  Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                           1997*         1996**
                                                                                       ------------  ------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .   $      22.98  $      23.16
                                                                                       ------------  ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .63           .25
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .           (.06)         (.09)
                                                                                       ------------  ------------

    Total Income From Investment Operations  . . . . . . . . . . . . . . . . . . . .            .57           .16
                                                                                       ------------  ------------

LESS DISTRIBUTIONS:

  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.44)         (.34)
                                                                                       ------------  ------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      23.11  $      22.98
                                                                                       ------------  ------------
                                                                                       ------------  ------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2.54          0.67(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .          1,589           962

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1.31          1.31
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5.87          5.75

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .         164.73        138.98

*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.


                                                      Diversified Bond Fund  91

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 91.9%
ASSET-BACKED SECURITIES - 34.8%
AFC Home Equity Loan Trust
 Series 1993-2 Class A
   6.000% due 01/20/13                               $      186     $      182
AFC Mortgage Loan Trust
 Series 1996-3 Class 1A2
   7.220% due 02/25/27                                      125            126
 Series 1997-1 Class A
   5.910% due 03/25/27 (c)                                  479            479
ALPS Pass-thru Trust
 Series 1994-1 Class A-2
   7.150% due 11/15/97 (c)                                  364            365
American Express Credit Account Master Trust
 Series 1996-1 Class A
   6.800% due 12/15/03                                    3,000          3,031
Banc One Auto Grantor Trust
 Series 1997-A Class A
   6.270% due 11/20/03                                    3,400          3,392
Chase Credit Card Master Trust
 Series 1996-4 Class A
   5.817% due 07/15/06 (c)                                  500            500
Chase Manhattan Auto Owner Trust
 Series 1997-A Class A3
   6.250% due 11/15/00                                    4,060          4,055
Chase Manhattan Credit Card Master Trust
 Series 1996-4 Class A
   6.730% due 02/15/03                                    2,900          2,924
Chase Manhattan Grantor Trust
 Series 1996-B Class A
   6.610% due 09/15/02                                      978            982
Chevy Chase Auto Receivables Trust
 Series 1996-2 Class A
   5.900% due 07/15/03                                    1,007          1,000
 Series 1997-2 Class A
   6.350% due 01/15/04                                    1,000            999
Copel Capital Funding Corp.
 Series 1997-A Class A3
   6.270% due 04/20/05 (c)                                  890            889
Daimler-Benz Vehicle Trust
 Series 1996-A Class A
   5.850% due 12/15/03                                      524            524
Discover Card Master Trust I
 Series 1994-2 Class A
   6.037% due 10/16/04 (c)                                1,000          1,008
EQCC Home Equity Loan Trust
 Series 1993-4 Class A
   5.725% due 12/15/08                                       60             59
 Series 1994-1 Class A
   5.800% due 03/15/09                                      312            305
First Chicago Master Trust II
 Credit Card Certificates
 Series 1994-L
   7.150% due 04/15/01                                    3,200          3,250
First USA Credit Card Master Trust
 Series 1997-4 Class A
   5.897% due 02/17/10 (c)                                  500            500
First Security Auto Grantor Trust
 Series 1997-A Class A
   6.300% due 08/15/03                                      950            943
Ford Credit Auto Lease Trust
 Series 1996-1 Class A2
   5.800% due 05/15/99                                      900            897
Ford Credit Grantor Trust
 Series 1995-B Class A
   5.900% due 10/15/00                                      721            719
General Motors Acceptance Corp.
 Grantor Trust
 Series 1997-A Class A
   6.500% due 04/15/02                                      921            924
Green Tree Financial Corp.
 Series 1994-A Class A
   6.900% due 02/15/04                                      491            491
 Series 1995-A Class A
   7.250% due 07/15/05                                      369            370
Honda Auto Receivables Grantor Trust
 Series 1995-A Class A
   6.200% due 12/15/00                                      522            523
Merrill Lynch Credit Corp.
 Series 1996-B Class A
   6.087% due 07/15/21 (c)                                  883            884
Nationsbank Auto Owner Trust
 Series 1996-A Class A3
   6.375% due 07/15/00                                    2,500          2,509
Newcourt Receivables Asset Trust
 Series 1996-2 Class A
   6.870% due 06/20/04                                      214            214
Olympic Automobile Receivables Trust
 Series 1996-D Class CTFS
   6.125% due 04/15/02                                    3,402          3,383
 Series 1997-A Class A2
   6.125% due 01/01/99                                      600            602
PNC Student Loan Trust I
 Series 1997-2 Class A3
   6.314% due 01/25/01 (c)                                3,500          3,495
Prudential Home Mortgage Securities
 Series 1994-19 Class A2
   7.050% due 05/25/24                                      536            536


92  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Remoldelers Home Improvement Loan
 Series 1995-3 Class A2
   6.800% due 12/20/07                               $      423     $      424
Residential Asset Securitization Trust
 Series 1996-A8 Class A1
   8.000% due 12/25/26                                      499            506
 Series 1997-A1 Class A
   7.000% due 03/25/27                                      469            472
 Series 1997-A5 Class A3
   7.125% due 07/25/27                                      991            989
Resolution Trust Corp.
 Mortgage Pass-thru Certificate
 Series 1992-M3 Class A-1
   7.750% due 07/25/30                                      121            121
Sears Credit Account Master Trust II
 Series 1995-4 Class A
   6.250% due 01/15/03                                    3,500          3,507
SPNB Home Equity Loan
 Series 1991-1 Class B
   8.150% due 06/15/20                                      246            247
Student Loan Marketing Association
 Series 1997-2 Class CTFS
   5.840% due 10/25/12 (c)                                  400            400
The Money Store Home Equity Loan Trust
 Series 1996-B Class A3
   6.820% due 02/15/10                                      525            526
TLFC IV Equipment Lease Trust
 Series 1996 Class A
   5.980% due 11/20/02                                      412            411
UCFC Home Equity Loan Trust
 Series 1993-B1 Class A-1
   6.075% due 07/25/14                                      116            114
WFS Financial Owner Trust
 Series 1996-D Class A3
   6.050% due 07/20/01 (c)                                3,500          3,482
World Omni Automobile Lease
 Securitization Trust
 Series 1996-B Class A3
   6.250% due 11/15/02                                      700            696
 Series 1996-B Class B
   6.850% due 11/15/02 (c)                                  400            399
 Series 1997- Class A2
   6.750% due 06/25/03 (c)                                3,500          3,523
                                                                    ----------

                                                                        56,877
                                                                    ----------

CORPORATE BONDS AND NOTES - 17.5%
Advanta National Bank
   6.450% due 10/30/00                                      250            241
Ahmanson (H.F.)
   9.875% due 11/15/99                                      400            429
Bank of Boston Corp.
   9.500% due 08/15/97                                      850            853
Banponce Corp.
 Series 2 (MTN)
   5.750% due 03/01/99                                      950            937
Bear Stearns Co., Inc.
   7.625% due 09/15/99                                      725            742
Beneficial Corp. (MTN)
   8.170% due 11/09/99                                      700            725
Capital One Bank (MTN)
   6.844% due 06/13/00                                      900            897
Caterpillar Financial Services (MTN)
   6.100% due 07/15/99                                      500            497
Chase Manhattan Corp.
   5.937% due 12/05/09 (c)                                  800            785
ERP Operating, L.P.
   6.589% due 12/22/97 (c)                                  875            878
   8.500% due 05/15/99                                      225            232
Finova Capital Corp.
   6.450% due 06/01/00                                      625            621
First Chicago Corp.
   9.000% due 06/15/99                                      500            523
First Union Corp.
   6.750% due 01/15/98                                      410            412
General Motors Acceptance Corp.
   7.012% due 04/01/20 (c)                                  995            995
General Motors Acceptance Corp. (MTN)
   7.500% due 07/22/99                                      850            867
   7.465% due 07/25/19                                      978            989
Greyhound Financial Corp.
   8.500% due 02/15/99                                      775            800
GTE Corp.
   10.750% due 09/15/17                                   1,200          1,271
Heller Financial, Inc. (MTN)
   5.862% due 03/01/99 (c)                                  600            602
Hertz Corp.
   6.625% due 07/15/00                                      650            647
Homeside Lending, Inc. (MTN)
   6.875% due 06/30/02                                      600            597
International Lease Finance Corp.
   5.750% due 12/15/99                                      850            833
ITT Corp.
   6.250% due 11/15/00                                      450            440


                                           Volatility Constrained Bond Fund  93

VOLATILITY CONSTRAINED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

JC Penney & Co., Inc. (MTN)
   6.375% due 09/15/00                               $      675     $      669
Lehman Brothers Holdings, Inc.
 Series E (MTN)
   7.110% due 09/27/99                                    1,075          1,087
 Series IBC (MTN)
   7.000% due 05/13/99                                      700            706
MBNA Corp.
 Series B (MTN)
   6.500% due 09/15/00                                      375            373
Merrill Lynch & Co., Inc. (MTN)
   7.260% due 03/25/02                                      925            926
Midlantic Corp.
   9.250% due 09/01/99                                      450            474
News America Holdings, Inc.
   7.500% due 03/01/00                                      700            714
Occidental Petroleum Corp. (MTN)
   5.950% due 11/09/98                                    1,000            995
   5.960% due 11/09/98                                      150            149
Salomon, Inc.
   6.700% due 12/01/98                                      500            502
Salomon, Inc. CMT Floater (MTN)
   6.299% due 04/05/99 (c)                                1,000          1,000
Taubman Realty Group, L.P.
   8.000% due 06/15/99                                      475            484
Time Warner, Inc.
   9.625% due 05/01/02                                    1,025          1,133
Toyota Motor Credit Corp. (MTN)
   6.063% due 02/15/02 (c)                                  500            481
UCFC Home Equity Loan Trust
 Series 1996-D1 Class A3
   6.541% due 11/15/13                                      225            224
USF&G Corp.
   7.000% due 05/15/98                                    1,000          1,008
Wellsford Residential Property Trust (MTN)
   6.132% due 11/24/99 (c)                                  850            852
                                                                    ----------

                                                                        28,590
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 9.2%
Bear Stearns Mortgage Securities, Inc.
   7.000% due 11/25/27                                      750            743
BKB Commercial Mortgage Trust
 Series 1997-C1 Class B
   7.218% due 04/25/00 (c)                                  550            553
CMC Securities Corp. II
 Series 1993-2G Class A1
   7.193% due 11/25/23 (c)                                  793            795
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Group #23-0114  7.375% due 03/01/06 (c)                    323            327
 Group #85-0105  9.000% due 09/01/05                        313            325
 Group #A0-1600  8.000% due 09/01/18                        866            901
 Group #A0-1607  8.500% due 06/01/11                        179            186
 Group #D2-9159  7.500% due 10/01/07                        480            487
 Group #G5-0258  7.500% due 05/01/00                        269            271
 Group #G5-0259  7.500% due 03/01/02                        238            240
Federal Home Loan Mortgage Corp.
 Series 1714 Class E
   6.250% due 09/15/18                                      525            522
Federal National Mortgage Association
 Pool #013957  8.500% due 11/01/01                          169            173
 Pool #019455  8.750% due 03/01/04                           64             66
 Pool #124671  7.500% due 04/01/09                          540            546
 Pool #303749  7.000% due 11/01/08                          381            383
 Pool #359448  8.500% due 12/01/10                          792            825
 Pool #364703  7.000% due 06/01/04                          885            890
Federal National Mortgage Association
 Grantor Trust
 Series 1996-T6 Class C
   6.200% due 02/26/01                                    1,140          1,116
Federal National Mortgage Association
 REMIC Trust Series 1993-186 Class Z
   5.850% due 07/25/06                                    1,109          1,088
 REMIC Trust Series 1994-012 Class PE
   5.750% due 04/25/07                                      400            393
Government National Mortgage Association
   5.500% 1 Year TBA (d)                                  1,500          1,483
Government National Mortgage Association
 Pool #780285  9.500% due 11/15/25                          784            850
 Pool #780487  7.250% due 12/15/26                        1,169          1,186
Residential Accredited Loans, Inc.
 Series 1997 Class A1
   7.500% due 08/15/27                                      400            403
Resolution Trust Corp.
 Series 1995-2 Class C1
   7.450% due 05/25/29 (c)                                  317            314
                                                                    ----------

                                                                        15,066
                                                                    ----------


94  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

MUNICIPAL BONDS - 0.4%
Philadelphia, Pennsylvania, Authority for
 Industrial Development Class A
   6.480% due 06/15/04                               $      650     $      650
                                                                    ----------

                                                                           650
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 27.4%
United States Treasury Notes
   5.500% due 11/15/98                                    8,000          7,952
   6.500% due 04/30/99                                   12,000         12,090
   6.375% due 05/15/99                                   22,600         22,713
   5.875% due 11/15/99                                    1,250          1,242
   6.875% due 03/31/00                                       75             76
   6.375% due 05/15/00                                      670            673
                                                                    ----------

                                                                        44,746
                                                                    ----------

YANKEE BONDS - 2.6%
Household International
   5.250% due 10/15/98                                      850            840
Noranda Forest, Inc.
   8.875% due 10/15/99                                      450            473
Ontario, Province of
   15.250% due 08/31/12                                     350            376
   11.500% due 03/10/13                                   1,240          1,335
Quebec, Province of
   13.250% due 09/15/14                                     450            528
Westpac Banking, Ltd.
   7.875% due 10/15/02                                                     750
                                                                           784
                                                                    ----------

                                                                         4,336
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $150,826)                                                        150,265
                                                                    ----------

                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ----------

PREFERRED STOCKS - 0.3%
Texaco Capital Series B                                  22,000            498
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $550)                                                                498
                                                                    ----------


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 5.8%
Federal National Mortgage Association
  Discount Note
   5.530% due 09/05/97 (e)                           $    1,200     $    1,188
Frank Russell Investment Company
  Money Market Fund due on demand (a)                     8,226          8,226
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,414)                                                            9,414
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $160,790)(b) - 98.0%                                  160,177

OTHER ASSETS AND LIABILITIES,
NET - 2.0%                                                               3,306
                                                                    ----------

NET ASSETS - 100.0%                                                 $  163,483
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.
(c)  Adjustable or floating rate securities.
(d)  Forward commitment. See Note 2.
(e)  Rate noted is yield-to-maturity (unaudited).

ABBREVIATIONS:
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.

                                            Volatility Constrained Bond Fund  95

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $160,790)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .  $         160,177
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,587
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,306
  Investments sold (regular settlement)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,031
  Invesments sold (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                996
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                378
                                                                                                            -----------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            167,475

LIABILITIES
Payables:
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . .   $           3,864
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . . .                  80
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
                                                                                         -----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,992
                                                                                                            -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         163,483
                                                                                                            -----------------
                                                                                                            -----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           1,222
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (9,976)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .               (613)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 86
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            172,764
                                                                                                            -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         163,483
                                                                                                            -----------------
                                                                                                            -----------------

NET ASSET VALUE, offering and redemption price per share:
  ($163,482,604 divided by 8,572,539 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           19.07
                                                                                                            -----------------
                                                                                                            -----------------


        The accompanying notes are an integral part of the financial statements.

96  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           4,835
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                227
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 22
                                                                                                            -----------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,084

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             393
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  54
  Transfer agent fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  81
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Professional fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                         -----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                581
                                                                                                            -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,503
                                                                                                            -----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (180)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .               (243)
                                                                                                            -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (423)
                                                                                                            -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .  $           4,080
                                                                                                            -----------------
                                                                                                            -----------------


        The accompanying notes are an integral part of the financial statements.

                                            Volatility Constrained Bond Fund  97

VOLATILITY CONSTRAINED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                    FOR THE SIX MONTHS       FOR THE YEAR
                                                                                    ENDED JUNE 30, 1997          ENDED
                                                                                        (UNAUDITED)        DECEMBER 31, 1996
                                                                                    -------------------   -------------------
S>
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             4,503   $             9,516
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (180)               (2,355)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . .                 (243)                  275
                                                                                    -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations  . . . . . . .                4,080                 7,436
                                                                                    -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (4,045)               (8,805)
                                                                                    -------------------   -------------------

    Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . .               (4,045)               (8,805)
                                                                                    -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . .                  251               (17,315)
                                                                                    -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .                  286               (18,684)

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              163,197               181,881
                                                                                    -------------------   -------------------
  End of period (including undistributed net investment income of
    $1,222 and $763, respectively) . . . . . . . . . . . . . . . . . . . . . . . .  $           163,483   $           163,197
                                                                                    -------------------   -------------------
                                                                                    -------------------   -------------------


        The accompanying notes are an integral part of the financial statements.

98  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                   1997*      1996       1995       1994       1993       1992
                                                                 --------   --------   --------   --------   --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . .   $  19.07   $  19.21   $  18.64   $  19.78   $  19.51   $  20.33
                                                                 --------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .        .54       1.09       1.21       1.15        .82       1.34
  Net realized and unrealized gain (loss) on investments . . .       (.05)      (.22)       .58      (1.16)       .45       (.88)
                                                                 --------   --------   --------   --------   --------   --------

    Total Income From Investment Operations  . . . . . . . . .        .49        .87       1.79       (.01)      1.27        .46
                                                                 --------   --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .       (.49)     (1.01)     (1.22)     (1.13)      (.71)     (1.28)
  Tax return of capital. . . . . . . . . . . . . . . . . . . .         --         --         --         --       (.29)        --
                                                                 --------   --------   --------   --------   --------   --------

    Total Distributions  . . . . . . . . . . . . . . . . . . .       (.49)     (1.01)     (1.22)     (1.13)     (1.00)     (1.28)
                                                                 --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . .   $  19.07   $  19.07   $  19.21   $  18.64   $  19.78   $  19.51
                                                                 --------   --------   --------   --------   --------   --------
                                                                 --------   --------   --------   --------   --------   --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . .       2.61       4.66       9.89        (.02)      6.67       2.29

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . .    163,483    163,197    181,881     195,007    225,672    292,909

  Ratios to average net assets (%)(b):
    Operating expenses . . . . . . . . . . . . . . . . . . . .        .74        .76        .71         .67        .66        .68
    Net investment income  . . . . . . . . . . . . . . . . . .       5.75       5.69       6.33        5.97       5.79       6.74

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . .     203.54     311.51     256.72      182.65     220.77     312.05


 *  For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


                                            Volatility Constrained Bond Fund  99

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 80.0%
ASSET-BACKED SECURITIES - 4.8%
American Airlines Class A-1
    9.710% due 01/02/07                              $      348     $      406
American Airlines, Inc.
  Series 1990-H
    9.800% due 01/02/08                                   1,190          1,399
Asset Securitization Corp.
  Series 1996-MD6 Class A1C
    7.040% due 11/13/26                                     800            792
  Series 1997 D-4 Class A1D
    7.490% due 04/14/29                                     700            712
  Series 1997- MD7 Class A1B
    7.410% due 01/13/30                                     195            198
CIT RV Grantor Trust
  Series 1994-A Class A
    4.900% due 07/15/09                                     511            500
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
    7.200% due 08/25/26                                     900            909
EQCC Home Equity Loan Trust
  Series 1996-4 Class A1
    5.790% due 12/15/02                                   1,438          1,438
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
    6.750% due 03/15/10                                     403            401
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                                     127            120
GMAC Commercial Mortgage Securities, Inc.
  Series 1996-C1 Class F
    7.860% due 11/15/06                                     500            470
Green Tree Financial Corp.
  Series 1995-5 Class A3
    6.250% due 10/15/25                                     600            599
  Series 1995-6 Class A3
    6.650% due 11/15/25                                     900            904
  Series 1995-8 Class A2
    6.150% due 12/15/26 (b)                                 888            888
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    8.670% due 11/25/24 (b)                                 260            264
Merrill Lynch Mortgage Investors, Inc.
  Mortgage Pass-thru Certificate
  Series 1996-C2 Class A2
    6.820% due 11/21/28 (b)                                 340            335
Metris Master Trust
  Series 1997 - 1 Class A
    6.870% due 10/20/05                                   1,065          1,077
Morgan Stanley Capital I, Inc.
  Mortgage Pass-thru Certificate
  Series 1996 - WF1 Class X
    1.420% due 01/15/13 (b)                               3,450            257
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994 - C2 Class G
    8.000% due 04/25/25                                     277            270
  Series 1994-1 Class M-2
    7.750% due 09/25/29                                     416            418
Resolution Trust Corp.
  Series 1995-1 Class 2-C
    7.500% due 10/25/28 (b)                                 325            327
  Series 1995-C1 Class C
    6.900% due 02/25/27 (b)                                 300            296
Salomon Brothers Mortgage Securities VII, Inc.
 Mortgage Pass-thru Certificate
  Series 1994-16
    8.290% due 11/25/24 (b)                               1,076          1,109
  Series 1997 Class A2
    7.174% due 03/25/25 (b)                                 500            509
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class A1C
    5.944% due 02/25/28                                     360            357
  Series 1996-CFL Class C
    6.525% due 02/25/28                                     250            253
The Money Store Home Equity Loan Trust
  Series 1992-B Class A
    6.900% due 07/15/07                                     243            245
  Series 1996-B Class A5
    7.180% due 12/15/14                                     750            760
The Money Store Trust
  Series 1996-A Class A5
    6.850% due 06/15/19                                     700            701
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                                     276            279
                                                                    ----------

                                                                        17,193
                                                                    ----------

CORPORATE BONDS AND NOTES - 22.2%
A.H. Belo Corp.
    6.875% due 06/01/02                                     900            900
Aames Financial Corp.
    9.125% due 11/01/03                                     475            483
Advanta National Bank
    6.450% due 10/30/00                                     700            676
AFC Capital Trust I
    8.207% due 02/03/27                                     900            918


100  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

AK Steel Corp.
   10.750% due 04/01/04                              $      625     $      672
Albank Capital Trust
    9.270% due 06/06/27                                     625            631
American Standard, Inc.
   10.875% due 05/15/99                                     350            373
Amerus Capital I Series A
    8.850% due 02/01/27                                     500            508
AMR Corp. (MTN)
    9.950% due 03/07/01                                   1,000          1,098
Anchor Bancorp, Inc.
    8.937% due 07/09/03                                     375            389
Armco, Inc.
    9.375% due 11/01/00                                     265            266
Azteca Holdings SA
   11.000% due 06/15/02                                     525            530
Banesto Delaware, Inc.
    8.250% due 07/28/02                                     500            527
Banponce Trust I Series A
    8.327% due 02/01/27                                     475            480
Bear Stearns Capital Trust I
    7.000% due 01/15/27 (b)                                 500            495
Beaver Valley Funding Corp.
    9.000% due 06/01/17                                   1,150          1,162
Beaver Valley Funding Corp. II
    8.625% due 06/01/07                                     198            202
BellSouth Capital Funding Corp.
    6.040% due 11/15/26                                     800            785
BellSouth Telecommunications, Inc.
    5.850% due 11/15/45                                   1,100          1,082
Capital One Bank (MTN)
    8.125% due 03/01/00                                     325            336
    6.875% due 04/24/00                                     375            377
Century Communications Corp.
    9.500% due 08/15/00                                     425            440
Chase Manhattan Corp.
    7.250% due 06/01/07                                     310            311
Chevy Chase Savings Bank
    9.250% due 12/01/05                                     500            501
Citicorp
    7.200% due 06/15/07                                     645            646
Cleveland Electric Illum Co.
    9.375% due 03/01/17                                   1,000          1,043
CMS Energy Corp.
    9.500% due 10/01/97(b)                                1,000          1,021
Coast Federal Bank
   13.000% due 12/31/02                                     375            410
Coast Savings Financial, Inc.
   10.000% due 03/01/00                                     175            182
Colonial Realty L.P.
    7.500% due 07/15/01                                     775            784
Commercial Federal Corp.
    7.950% due 12/01/06                                     100             99
Compass Trust I Series A
    8.230% due 01/15/27                                     350            349
Conseco Finance Trust III
    8.796% due 04/01/27                                     700            724
Contifinancial Corp.
    8.375% due 08/15/03                                     900            925
Continental Airlines, Inc.
    9.500% due 12/15/01                                   1,030          1,072
CP Limited Partnership
    8.750% due 03/02/00                                     500            507
Delta Air Lines, Inc.
   10.375% due 02/01/11                                     340            425
Dime Bancorp Trust I Series A
    9.330% due 05/06/27                                     325            338
Dime Bancorp, Inc.
    10.500% due 11/15/05                                    320            347
EnviroSource, Inc.
    9.750% due 06/15/03                                     295            286
Equitable Life Assurance Society
    7.700% due 12/01/15                                     500            500
ERAC USA Finance Co. (MTN)
    6.350% due 01/15/01                                     725            712
ERP Operating, L.P.
    8.500% due 05/15/99                                     350            361
Federal Realty Investment Trust
    8.875% due 01/15/00                                     650            683
First Nationwide Holdings, Inc.
   12.500% due 04/15/03                                   1,475          1,645
First Tennessee Capital I Series A
    8.070% due 01/06/27                                     575            565
First USA Bank
    5.850% due 02/22/01                                     500            485
First USA Capital Trust I
    9.330% due 01/15/27                                   1,000          1,115
Gaylord Container Corp. Step Up Bond
   12.750% due 05/15/05 (b)                                 325            356
General Motors Acceptance Corp. (MTN)
    7.375% due 04/15/99                                     940            956
    8.500% due 01/31/00                                     600            627
    6.625% due 04/24/00                                     550            550
    6.900% due 07/05/00                                     180            181
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                                     400            396
    6.200% due 02/15/01                                     300            294
Great Atlantic & Pacific Tea, Inc.
    7.750% due 04/15/07                                   1,225          1,246


                                                    Multistrategy Bond Fund  101

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Greenwich Air Services, Inc.
   10.500% due 06/01/06                              $      550     $      639
Haven Capital Trust I
   10.460% due 02/01/27                                     350            354
Homeside, Inc.
   11.250% due 05/15/03                                     226            262
ICG Holdings, Inc. Step Up Bond
   11.625% due 03/15/07                                     550            330
Imperial Capital Trust I
    9.980% due 12/31/26                                     250            254
Imperial Credit Industries, Inc., Series B
    9.875% due 01/15/07                                     675            655
Interpool Capital Trust
    9.875% due 02/15/27                                     500            506
ISP Holdings, Inc. Series B
    9.000% due 10/15/03                                     225            233
Jones Intercable, Inc.
    9.625% due 03/15/02                                     500            524
Loewen Group International, Inc.
  Series 3
    7.750% due 10/15/01                                     200            202
  Series 4
    8.250% due 10/15/03                                     700            712
Long Island Lighting Co.
    9.000% due 11/01/22                                     920          1,007
Markel Capital Trust I
    8.710% due 01/01/46                                     325            328
Merck and Co., Series B (MTN)
    5.760% due 05/03/37                                   2,000          2,009
Merrill Lynch & Co., Inc.
    6.500% due 04/01/01                                     300            298
MFS Communications, Inc. Step Up Bond
  Zero Coupon due 01/15/06                                1,525          1,207
Nabisco, Inc.
    8.000% due 01/15/00                                   2,000          2,061
National Westminster
    5.938% due 12/31/99 (b)                                 590            538
Nextel Communications, Inc. Step Up Bond
  Zero Coupon due 09/01/03                                  585            506
Niagara Mohawk Power Corp.
    5.875% due 09/01/02                                     480            445
    6.875% due 04/01/03                                      10             10
Noranda, Inc.
    8.625% due 07/15/02                                     400            427
Norfolk Southern Corp.
    6.950% due 05/01/02                                     490            493
    7.800% due 05/15/27                                     170            175
    7.050% due 05/01/37                                     800            812
North Atlantic Energy Corp. Series A
    9.050% due 06/01/02                                     190            192
NWA Trust
   13.875% due 06/21/08                                      90            106
NWCG Holdings Corp.
  Zero Coupon due 06/15/99                                1,175          1,033
Ocwen Federal Bank
   12.000% due 06/15/05                                     300            327
Ocwen Financial Corp.
   11.875% due 10/01/03                                     725            792
Onbank Capital Trust I
    9.250% due 02/01/27                                     450            458
Orion Capital Trust I
    8.730% due 01/01/37                                     225            226
Prime Succession Acquisition Co.
   10.750% due 08/15/04                                     400            439
Providian Capital I Series A
    9.525% due 02/01/27                                     500            511
Prudential Insurance Co. of America
    6.875% due 04/15/03                                     700            690
Public Service Co., New Hampshire Series B
    9.170% due 05/15/98                                   1,500          1,521
Residential Reina, Ltd. Class A2
   11.448% due 12/15/08 (b)                               1,000          1,000
Revlon Worldwide
  Zero Coupon due 03/15/01                                1,900          1,287
Rose Hills Acquisition Corp.
    9.500% due 11/15/04                                     500            519
Safeway, Inc.
   10.000% due 12/01/01                                     450            498
Salomon, Inc.
    7.000% due 05/15/99                                     275            277
    7.125% due 08/01/99                                     275            277
    7.750% due 05/15/00                                     550            565
Salomon, Inc. (MTN)
    6.625% due 11/30/00                                     750            745
Seagate Technology, Inc.
    7.450% due 03/01/37                                   1,100          1,105
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                                     400            413
Sovereign Capital Trust I
    9.000% due 04/01/27                                     975            977
Spieker Properties, LP
    6.950% due 12/15/02                                     500            492
Summit Communications Group, Inc.
   10.500% due 04/15/05                                     610            657
Tanger Properties LP
    8.750% due 03/11/01                                     350            355


102  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Taubman Realty Group, L.P.
    8.000% due 06/15/99                              $      450     $      459
Tenet Healthcare Corp.
    9.625% due 09/01/02                                     285            306
    7.875% due 01/15/03                                     380            382
    8.625% due 12/01/03                                     340            352
    8.000% due 01/15/05                                     500            503
Time Warner, Inc.
    6.773% due 08/15/00 (b)                                 375            376
    7.975% due 08/15/04                                     225            232
    8.110% due 08/15/06                                     450            467
    8.180% due 08/15/07                                     450            468
    9.150% due 02/01/23                                     695            768
    6.850% due 01/15/26                                   2,410          2,371
Toledo Edison Co.
    8.700% due 09/01/02                                     500            515
Toledo Edison Co. (MTN)
    8.000% due 12/31/98                                     500            507
Travelers Capital II
    7.750% due 12/01/36                                   1,270          1,232
Travelers Property Casualty Corp.
    7.750% due 04/15/26                                     700            706
Trenwick Capital Trust I
    8.820% due 02/01/37                                     625            635
TU Electrical Capital V
    8.175% due 01/30/37                                     600            597
Turner Broadcasting Systems, Inc.
    8.375% due 07/01/13                                     850            882
UCC Investors Holding, Inc. Step Up Bond
  Zero Coupon due 05/01/05 (b)                              220            204
Union Planters Trust Capital
    8.200% due 12/15/26                                     675            663
United Companies Financial Corp.
    9.350% due 11/01/99                                     375            393
    8.375% due 07/01/05                                     625            624
United Dominion Realty Trust, Inc.
    7.250% due 01/15/07                                     500            501
USAir, Inc.
   10.000% due 07/01/03                                     320            328
Webster Capital Trust I
    9.360% due 01/29/27                                     250            258
Wellsford Residential Property Trust
    9.375% due 02/01/02                                     475            517
                                                                    ----------

                                                                        79,667
                                                                    ----------

EURODOLLAR BONDS - 2.9%
Argentina, Republic of Series L
    6.750% due 03/31/05 (b)                               1,940          1,824
Argentina, Republic of Series 10
    5.625% due 04/01/00 (b)                                 437            425
Auxiliaire Du Cred
    5.750% due 09/25/02 (b)                                 600            578
Credit Fonc France
    8.000% due 01/14/02 (b)                                 600            623
Credit Lyonnais
    6.813% due 09/19/49 (e)                                 360            356
Fifth Mexican Acceptance Corp. Class A
    8.000% due 12/15/98                                   1,050            252
Greater Bejing First Expressway
    9.500% due 06/15/07                                     170            173
Indah Kiat Finance Mautitius, Ltd.
   10.000% due 07/01/07                                     550            546
Midland Bank
    6.063% due 12/31/49 (e)                                 130            117
Poland, Government of
    6.938% due 10/27/24 (b)                                 495            484
Russia Vnesh Interest
   12.000% due 12/31/16                                     850            649
Skandinaviska Enskilda Banken
    7.500% due 03/29/49 (e)                                 990            982
    8.125% due 09/06/49 Step Up Bond (e)                    475            499
Skandinaviska Enskilda Series 1 (MTN)
    6.625% due 03/29/49 (b)(e)                              510            504
TFM SA de CV
   10.250% due 06/15/07                                     195            198
TFM SA de CV Step Up Bond
  Zero Coupon due 06/15/09                                1,160            670
United Mexican States
   11.375% due 09/15/16                                     550            619
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04 (b)                            1,060            954
                                                                    ----------

                                                                        10,453
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 27.1%
Asset Securitization Corp.
  Mortgage Pass-thru Certificate
  Series 1995-MD4 Class A1
    7.100% due 08/13/29                                     978            989
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
    7.985% due 05/01/17                                   2,231          2,263


                                                    Multistrategy Bond Fund  103

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                              $      319     $      321
Federal Home Loan Mortgage Corp.
    6.000% 15 Year TBA (d)                                  925            892
    6.500% 15 Year TBA (d)                                4,350          4,266
    6.500% 30 Year TBA (d)                                4,300          4,119
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group #D6-9409   6.500% due 03/01/26                      580            557
  Group #D7-1567   6.500% due 05/01/26                      437            419
  Group #E0-0485   7.000% due 05/01/12                    1,677          1,674
  Group #E6-3755   6.000% due 04/01/11                      990            957
  Group #E6-4927   6.000% due 07/01/11                      965            933
  Group #G0-0613   7.000% due 12/01/25                    4,604          4,525
  Group #G0-0617   7.000% due 12/01/25                      174            171
  Group #G0-0620   7.000% due 12/01/25                    1,023          1,008
  Group #G0-0715   7.000% due 12/01/25                    4,455          4,419
  Group #G0-0718   7.000% due 06/01/27                    4,473          4,437
  Group #G1-0487   7.000% due 03/01/11                      945            947
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1014 Class E
    7.950% due 02/15/20                                     705            714
  Series 1037 Class Z
    9.000% due 02/15/21                                   1,727          1,820
  Series 1934 Class AB
    6.000% due 08/15/07                                   1,250          1,228
Federal National Mortgage Association
  Pool #124032  10.000% due 02/01/05                        314            329
  Pool #190504   7.963% due 11/01/23 (c)                  1,287          1,334
  Pool #250359   7.000% due 10/01/25                      1,180          1,158
  Pool #250375   6.500% due 09/01/25                      1,878          1,798
  Pool #265989   6.000% due 01/01/09                      1,529          1,487
  Pool #276234   7.000% due 05/01/24                        506            499
  Pool #286017   7.000% due 06/01/24                        706            695
  Pool #303383   7.000% due 12/01/09                        556            558
  Pool #303555   7.000% due 09/01/25                      1,895          1,859
  Pool #303784   7.000% due 03/01/11                      2,368          2,367
  Pool #312494   7.000% due 07/01/25                        420            413
  Pool #313120   6.000% due 06/01/11                      1,441          1,394
  Pool #316651   7.000% due 08/01/25                        280            275
  Pool #316681   7.000% due 07/01/25                      1,240          1,220
  Pool #317262   7.000% due 07/01/25                        351            346
  Pool #318863   7.000% due 08/01/25                        728            715
  Pool #319580   7.000% due 08/01/25                        790            775
  Pool #324193   7.000% due 09/01/25                        268            263
  Pool #324205   7.000% due 09/01/25                        895            879
  Pool #331372   6.500% due 11/01/25                      7,534          7,245
  Pool #331614   6.500% due 01/01/26                        429            411
  Pool #334653   7.000% due 01/01/26                        183            179
  Pool #336399   7.000% due 02/01/26                        768            753
  Pool #339682   6.500% due 03/01/26                        706            676
  Pool #342072   6.500% due 03/01/26                        642            615
  Pool #367128   6.000% due 12/01/11                        520            501
Federal National Mortgage Association
  REMIC Series 1992-10 Class ZD
    8.000% due 11/25/21                                   1,540          1,532
Government National Mortgage Association
  Pool #008163   7.000% due 03/20/23 (b)                  1,990          2,044
  Pool #008288   7.125% due 09/20/23 (b)                    617            635
  Pool #008302   6.875% due 10/20/23 (b)                  1,013          1,038
  Pool #008496   7.125% due 09/20/24 (b)                  4,268          4,393
  Pool #008528   6.875% due 10/20/24 (b)                  2,466          2,529
  Pool #008530   6.875% due 10/20/24 (b)                  2,104          2,159
  Pool #348888   7.000% due 07/15/23                      1,381          1,363
  Pool #352050   7.000% due 10/15/23                        929            917
  Pool #366793   7.000% due 05/15/24                        811            800
  Pool #395392   8.500% due 04/15/25                      1,902          1,977
  Pool #405602   6.500% due 04/15/26                        782            748
  Pool #417388   6.500% due 05/15/26                         62             59
  Pool  #80053   6.000% due 03/20/27                      2,860          2,883
Government National Mortgage Association
    6.500% 30 Year TBA (d)                                5,000          4,783
    8.000% 30 Year TBA (d)                                  875            895
Morgan Stanley Capital I, Inc.
  Series HFI Class A2
    7.220% due 05/15/27                                     400            406
Morgan Stanley Capital I, Inc.
  Series WFI Class A2
    7.220% due 07/15/29                                     500            509
Paine Webber Mortgage Acceptance Corp. IV
  Mortgage Pass-thru Certificate
  Series 1995-M1 Class A
    6.700% due 01/15/07                                     720            718
Ryland Acceptance Corp.
  Series 83 Class 83-E CMO
    8.150% due 10/01/17                                       3              3
Ryland Mortgage Securities Corp. CMO
  Series 1993-8 Class A
    7.960% due 09/25/23 (b)                               1,389          1,401
                                                                    ----------

                                                                        97,195
                                                                    ----------


104  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

MUNICIPAL BONDS - 0.5%
New Jersey Economic Development Authority
  Series A
    7.425% due 02/15/29                              $      950     $      950
  Series B
   Zero Coupon due 02/15/08                                 900            425
   Zero Coupon due 02/15/11                               1,200            447
                                                                    ----------

                                                                         1,822
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.5%
Tennessee Valley Authority
    5.980% due 04/01/36                                   1,840          1,855
                                                                    ----------

                                                                         1,855
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 20.3%
United States Treasury Bonds
    7.500% due 11/15/16                                      50             53
    8.125% due 08/15/19                                   3,315          3,782
    7.625% due 02/15/25                                   5,750          6,296
United States Treasury Notes
    5.625% due 01/31/98                                     525            525
    6.125% due 03/31/98                                  15,000         15,047
    5.125% due 11/30/98                                   2,150          2,126
    5.625% due 11/30/98                                   7,110          7,078
    5.750% due 12/31/98                                     925            922
    6.875% due 07/31/99                                     325            330
    7.125% due 02/29/00                                     150            153
    5.750% due 10/31/00                                     130            128
    5.625% due 11/30/00                                     350            343
    6.375% due 03/31/01                                   2,025          2,028
    6.250% due 04/30/01                                   1,575          1,571
    6.625% due 06/30/01                                  12,465         12,582
    6.250% due 10/31/01                                  11,975         11,919
    6.250% due 02/15/03                                     100             99
    5.750% due 08/15/03                                   1,550          1,497
    7.875% due 11/15/04                                     170            183
    6.500% due 08/15/05                                   3,800          3,789
    6.875% due 05/15/06                                   1,275          1,301
United States Treasury
  Principal Only Strip
   Zero Coupon due 11/15/99                                 465            403
   Zero Coupon due 05/15/18                                 950            225
United States Treasury Security
  Interest Only Strips
   Zero Coupon due 02/15/19                               1,775            397
                                                                    ----------

                                                                        72,777
                                                                    ----------

YANKEE BONDS - 1.7%
Bombril SA
    8.000% due 08/26/98                                     400            397
Brazil, Republic of, Series EI-L
    6.875% due 04/15/06                                   1,292          1,193
Crown Packaging Enterprise, Ltd. Step Up Bond
   14.000% due 08/01/06                                     300             15
Fresh Delmonte Produce Series B
   10.000% due 05/01/03                                   1,430          1,476
Montell Financial Co., B.V.
    8.100% due 03/15/27                                     775            796
Rogers Cantel, Inc.
    9.375% due 06/01/08                                     675            712
Royal Bank Canada
    6.000% due 06/14/85 (b)                                 280            255
Santander Finnish Issuances
    6.775% due 09/30/49 (b)                                 250            249
St. George Bank, Ltd.
    7.150% due 10/01/05                                     700            696
Videotron Holdings PLC Step Up Bond
   Zero Coupon due 08/15/05 (b)                             200            168
                                                                    ----------

                                                                         5,957
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $284,034)                                                        286,919
                                                                    ----------


                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ----------

OPTIONS PURCHASED - 0.0%
United States Treasury Notes
Sept 99.99 Put (h)                                       2,500*             11
                                                                    ----------

TOTAL OPTIONS PURCHASED
(cost $22)                                                                  11
                                                                    ----------

PREFERRED STOCKS - 1.6%
American RE Capital                                      18,100            467
Australia & New Zealand
  Banking Group, Ltd.                                     5,300            143
California Federal Bank of Los Angeles
  Series B                                                4,475            493
California Federal Preferred Capital Corp.
  Series A                                               46,300          1,195
Credit Lyonnais Capital S.C.A. - ADR                      6,400            165
El Paso Electric Co. Series A                             4,114            465
Equity Residential Properties Trust                       5,000            129
Highwood Properties, Inc. Series A                        1,000            998


                                                    Multistrategy Bond Fund  105

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Long Island Lighting Co. Series QQ                       16,850     $      428
Texaco Capital Series B                                   2,100             48
Time Warner, Inc.                                         1,091          1,201
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $5,538)                                                            5,732
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 21.8%
AT&T Capital Corp. Series 4 (MTN)
    6.275% due 06/09/98                              $    1,100          1,100
Federal Home Loan Mortgage
    5.950% due 06/19/98                                   5,000          5,004
Federal Home Loan Mortgage
  Discount Notes
    5.640% due 09/04/97 (f)(g)                               50             50
Federal National Mortgage Association
  Discount Notes
    5.750% due 09/25/97 (g)                               3,000          2,960
    5.780% due 10/20/97 (g)                               3,000          2,950
Frank Russell Investment Company
  Money Market Fund
  due on demand (a)                                      65,608         65,608
United States Treasury Bills (f)(g)
    5.075% due 07/03/97 (a)                                 160            160
    5.150% due 08/21/97 (a)                                 385            382
    5.010% due 10/02/97                                      80             80
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $78,285)                                                          78,294
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $367,879)(c) - 103.4%                              $  370,956

OTHER ASSETS AND LIABILITIES,
NET - (3.4%)                                                           (12,081)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  358,875
                                                                    ----------
                                                                    ----------
(a) At cost, which approximates market.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.
(d) Forward commitment. See Note 2.
(e) Perpetual floating rate note.
(f) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(g) Rate noted is yield-to-maturity.
(h) Nonincome-producing security.
 *  Number of contracts.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


106  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1997 (Unaudited)

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------   -------------

FUTURES CONTRACTS
(Notes 2 and 3)

Eurodollar Financial
  Futures Contracts
  Expiration date 09/97                                      10     $       (2)
Eurodollar Financial
  Futures Contracts
  Expiration date 12/97                                      10             (1)
Eurodollar Financial
  Futures Contracts
  Expiration date 03/98                                      10             (2)
United States Treasury 5 Year Note
  Futures Contracts
  expiration date 09/97                                      36              4
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 09/97                                     254             24
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 09/97                                     162            (97)
                                                                    ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (#)                                            $      (74)
                                                                    ----------
                                                                    ----------

(#) At June 30, 1997, United States Government Securities valued at $672 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  107

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $367,879)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .    $        370,956
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,691
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,156
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,179
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,127
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
                                                                                                            ----------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             388,113

LIABILITIES
Payables:. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .    $          5,340
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              22,672
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 741
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 217
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  77
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 191
                                                                                        ----------------

    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,238
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        358,875
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,753
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 419
Unrealized appreciation (depreciation) on: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,077
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (74)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 352
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             353,329
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        358,875
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($358,874,745 divided by 35,218,409 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          10.19
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


108  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          9,710
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,433
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 227
                                                                                                            ----------------

    Total Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,370

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,060
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 111
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 148
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   4
                                                                                        ----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,397
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (92)
                                                                                        ----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,305
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,065
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 884
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (195)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  53
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 252                 994
                                                                                        ----------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 353
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 249
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (230)                365
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,359
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $         11,424
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  109

MULTISTRATEGY BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                        FOR THE SIX MONTHS       FOR THE YEAR
                                                                                        ENDED JUNE 30, 1997          ENDED
                                                                                          (UNAUDITED)          DECEMBER 31, 1996
                                                                                        -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            10,065   $            15,928
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    994                   534
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                    365                (2,357)
                                                                                        -------------------   -------------------

  Net increase (decrease) in net assets resulting from operations. . . . . . . . . .                 11,424                14,105
                                                                                        -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (8,227)              (15,942)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                     --                  (283)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                   (446)                  (87)
                                                                                        -------------------   -------------------

    Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . . .                 (8,673)              (16,312)
                                                                                        -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .                 50,696                88,869
                                                                                        -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .                 53,447                86,662

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                305,428               218,766
                                                                                        -------------------   -------------------
  End of period (including undistributed net investment income of
    $1,753 and accumulated distributions in excess of net
    investment income of $85, respectively). . . . . . . . . . . . . . . . . . . . .    $           358,875   $           305,428
                                                                                        -------------------   -------------------
                                                                                        -------------------   -------------------

        The accompanying notes are an integral part of the financial statements.

110  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statement.


                                                                     1997*       1996        1995        1994       1993**
                                                                   --------    --------    --------    --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . . . . . .      $  10.11    $  10.25    $   9.29    $  10.31    $  10.00
                                                                   --------    --------    --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . .           .30         .61         .65         .58         .46
  Net realized and unrealized gain (loss) on investments. . .           .04        (.12)        .97       (1.03)        .40
                                                                   --------    --------    --------    --------    --------
    Total Income From Investment Operations . . . . . . . . .           .34         .49        1.62        (.45)        .86
                                                                   --------    --------    --------    --------    --------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . . . . . .          (.25)       (.61)       (.66)       (.57)       (.46)
  In excess of net investment income. . . . . . . . . . . . .            --        (.01)         --          --          --
  Net realized gain on investments. . . . . . . . . . . . . .          (.01)       (.01)         --          --        (.08)
  In excess of net realized gain on investments . . . . . . .            --          --          --          --        (.01)
                                                                   --------    --------    --------    --------    --------
    Total Distributions . . . . . . . . . . . . . . . . . . .          (.26)       (.63)       (.66)       (.57)       (.55)
                                                                   --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . . . . .      $  10.19    $  10.11    $  10.25    $   9.29    $  10.31
                                                                   --------    --------    --------    --------    --------
                                                                   --------    --------    --------    --------    --------

TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . . . . . . .          3.49        4.97       17.92       (4.35)       8.74

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . . . . . . .       358,875     305,428     218,765     173,035      98,374

  Ratios to average net asssets (%)(b):
    Operating expenses, net . . . . . . . . . . . . . . . . .           .80         .81         .85         .85         .85
    Operating expenses, gross . . . . . . . . . . . . . . . .           .86         .88         .89         .90        1.20
    Net investment income . . . . . . . . . . . . . . . . . .          6.19        6.19        6.61        6.26        5.60
  Portfolio turnover rate (%)(b). . . . . . . . . . . . . . .        262.74      145.38      142.26      136.39      188.95
  Per share amount of fees waived ($ omitted)(c). . . . . . .         .0028       .0055          --          --       .0002
  Per share amount of fees reimbursed ($ omitted) . . . . . .            --       .0005       .0042       .0043       .0286

 *  For the six months ended June 30, 1997 (Unaudited).
**  For the period January 29, 1993 (commencement of operations)
     to December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1997 and December 31, 1993 are annualized.
(c) See Note 4 for current period amounts.


                                                    Multistrategy Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 1997 (Unaudited)


1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds", of which 23 are in operation as of June 30, 1997. These financial statements report on eight Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. As of July 8, 1996, the eight Funds that are reported in these financial statements have available Class S and Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class C shares are charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average net assets, respectively. Class S shares which are reported herein are charged no such fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money Market instruments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in during the six months ended June 30, 1997.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.


112  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Volatility Constrained Bond Fund incurred net realized capital losses of $260,466. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

     At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                          12/31/02       12/31/03       12/31/04        TOTALS
                                        ------------   ------------   ------------   ------------
          Diversified Bond              $ (4,997,596)  $         --   $         --   $ (4,997,596)
          Volatility Constrained Bond     (5,583,410)   (1,871,605)    (2,088,774)     (9,543,789)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1997 are as follows:

                                                  GROSS            GROSS             NET
                               FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
                                  COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                             --------------   --------------   --------------   --------------
Diversified Equity           $  727,945,639   $  152,444,013   $   (8,737,652)  $  143,706,361
Special Growth                  384,159,647       96,233,756       (6,990,403)      89,243,353
Equity Income                   182,129,334       33,692,307       (1,619,641)      32,072,666
Quantitative Equity             675,734,063      181,920,071       (4,510,134)     177,409,937
International Securities        748,986,280      131,893,755      (26,535,035)     105,358,720
Diversified Bond                638,023,656        7,949,968       (3,152,624)       4,797,344
Volatility Constrained Bond     160,794,137          461,048       (1,078,185)        (617,137)
Multistrategy Bond              367,772,151        4,422,188       (1,238,339)       3,183,849


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets. In addition, Class C shares will pay 12b-1 and shareholder servicing fees along with other expenses that may be attributable to that class.


                                              Notes to Financial Statements  113

FRANK RUSSELL INVESTMENT COMPANY

     DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of Multistrategy Bond Fund have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

          (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

          (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1997, are presented on the Statement of Net Assets for the applicable Funds.


114  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

     FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the six months ended June 30, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES           SALES                                        PURCHASES           SALES
                               ---------------   ---------------                                ---------------   ---------------
Diversified Equity             $   477,644 258   $   447,009,010    International Securities    $   325,323,482   $   287,654,923
Special Growth                     201,867,278       174,245,282    Diversified Bond                 95,026,323        62,154,568
Equity Income                      156,617,400       161,675,040    Volatility Constrained Bond      47,912,530        35,400,957
Quantitative Equity                437,972,457       368,339,204    Multistrategy Bond               77,451,292        64,188,132


                                              Notes to Financial Statements  115

FRANK RUSSELL INVESTMENT COMPANY

     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                       PURCHASES           SALES
                                    ---------------   ---------------
     Diversified Bond               $   380,144,630   $   377,564,858
     Volatility Constrained Bond        101,347,694       115,608,749
     Multistrategy Bond                 318,684,151       313,337,142

     OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the six months ended June 30, 1997 were as follows:


          DIVERSIFIED EQUITY                                                       FUTURES CONTRACTS

                                                                                               AGGREGATE
                                                                               NUMBER OF     FACE VALUE OF
                                                                               CONTRACTS     CONTRACTS (1)
                                                                             -------------   -------------
             Outstanding December 31, 1996                                             129   $  35,917,221
             Opened                                                                    443     147,055,877
             Closed                                                                   (384)   (118,804,950)
                                                                             -------------   -------------
             Outstanding June 30, 1997                                                 188   $  64,168,148
                                                                             -------------   -------------
                                                                             -------------   -------------

          SPECIAL GROWTH                          WRITTEN PUT OPTIONS               FUTURES CONTRACTS

                                                                                               AGGREGATE
                                               NUMBER OF        PREMIUMS       NUMBER OF     FACE VALUE OF
                                               CONTRACTS        RECEIVED       CONTRACTS     CONTRACTS (1)
                                             -------------   -------------   -------------   -------------

             Outstanding December 31, 1996              20   $      12,440             167   $  29,276,827
             Opened                                     --              --             482      85,636,726
             Closed                                     --              --            (468)    (84,940,715)
             Expired                                   (20)        (12,440)             --              --
                                             -------------   -------------   -------------   -------------
             Outstanding June 30, 1997                  --   $          --             181   $  29,972,838
                                             -------------   -------------   -------------   -------------
                                             -------------   -------------   -------------   -------------
          EQUITY INCOME                                                             FUTURES CONTRACTS

                                                                                               AGGREGATE
                                                                               NUMBER OF     FACE VALUE OF
                                                                               CONTRACTS     CONTRACTS (1)
                                                                             -------------   -------------
             Outstanding December 31, 1996                                              27   $   8,642,750
             Opened                                                                     83      30,784,717
             Closed                                                                    (89)    (31,866,279)
                                                                             -------------   -------------
             Outstanding June 30, 1997                                                  21   $   7,561,188
                                                                             -------------   -------------
                                                                             -------------   -------------
          QUANTITATIVE EQUITY                                                      FUTURES CONTRACTS

                                                                                               AGGREGATE
                                                                               NUMBER OF     FACE VALUE OF
                                                                               CONTRACTS     CONTRACTS (1)
                                                                             -------------   -------------
             Outstanding December 31, 1996                                              92   $  26,023,400
             Opened                                                                    322      99,394,453
             Closed                                                                   (314)    (97,577,378)
                                                                             -------------   -------------
             Outstanding June 30, 1997                                                 100   $  27,840,475
                                                                             -------------   -------------
                                                                             -------------   -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


116  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY


          INTERNATIONAL SECURITIES                                                 FUTURES CONTRACTS

                                                                                               AGGREGATE
                                                                               NUMBER OF     FACE VALUE OF
                                                                               CONTRACTS     CONTRACTS (1)
                                                                             -------------   -------------
             Outstanding December 31, 1996                                             283   $  41,086,759
             Opened                                                                  1,632     225,151,481
             Closed                                                                 (1,474)   (197,782,086)
                                                                             -------------   -------------
             Outstanding June 30, 1997                                                 441   $  68,456,154
                                                                             -------------   -------------
                                                                             -------------   -------------
          DIVERSIFIED BOND                        WRITTEN PUT OPTIONS

                                               NUMBER OF       PREMIUMS
                                               CONTRACTS       RECEIVED
                                             -------------   -------------
             Outstanding December 31, 1996              --   $          --
             Opened                                  2,600          23,430
             Expired                                (2,600)        (23,430)
                                             -------------   -------------
             Outstanding June 30, 1997                  --   $          --
                                             -------------   -------------
                                             -------------   -------------
          MULTISTRATEGY BOND                      WRITTEN PUT OPTIONS             FUTURES CONTRACTS

                                                                                               AGGREGATE
                                               NUMBER OF       PREMIUMS        NUMBER OF     FACE VALUE OF
                                               CONTRACTS       RECEIVED        CONTRACTS     CONTRACTS (1)
                                             -------------   -------------   -------------   -------------
             Outstanding December 31, 1996              19   $       7,498             339   $  37,553,938
             Opened                                  3,250          45,677             960     107,900,999
             Closed                                    (19)         (7,498)           (817)    (89,130,614)
             Exercised                              (3,250)        (45,677)             --              --
                                             -------------   -------------   -------------   -------------
             Outstanding June 30, 1997                  --   $          --             482   $  56,324,323
                                             -------------   -------------   -------------   -------------
                                             -------------   -------------   -------------   -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and U.S. Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the six months ended June 30, 1997, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $15,014,020 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                                  ANNUAL RATE                                     ANNUAL RATE
                                  -----------                                     -----------
     Diversified Equity               0.78%       International Securities           0.95%
     Special Growth                   0.95        Diversified Bond                   0.45
     Equity Income                    0.80        Volatility Constrained Bond        0.50
     Quantitative Equity              0.78        Multistrategy Bond                 0.65

                                              Notes to Financial Statements  117

FRANK RUSSELL INVESTMENT COMPANY

     The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. The Manager has voluntarily agreed to waive a portion of its 0.65% management fee for the Multistrategy Bond Fund, to the extent that total fund level expenses for this Fund exceed 0.80% of its average daily net assets on an annual basis. The total amount of such waivers for the six months ended June 30, 1997 was $91,739.

     BOOKKEEPING SERVICES: Fees for bookkeeping and analytic services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") and TruVP System to the Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports, whereas the TruVP System provides analytics used by the investment department. The Funds' total fees for the six months ended June 30, 1997 were $194,634. The PVS system portion of the service agreement was terminated during 1997.

     TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1997 were $1,380,862.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan.

     The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class C of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor for distribution services relating to Class C are included in the accompanying Statements of Operations. The Distributor receives no compensation from the Investment Company for its services relating to distributing the Class S Shares.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class C are included in the accompanying Statements of Operations.

     The 12b-1 Fee payments shall not exceed .75% of the average daily net assets of a Fund's Class C Shares on an annual basis. Currently the Board of Trustees has determined to assess a 12b-1 Fee equal to .40% of the average daily net assets. The shareholder servicing payments shall not exceed .25% of the average daily net assets of a Fund's Class C Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company, interest, carrying or other financial charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1997 WERE AS FOLLOWS:


                                                                                             SHAREHOLDER
                                  MANAGEMENT    BOOKKEEPING      TRANSFER     DISTRIBUTION    SERVICING
                                     FEES       SERVICE FEES    AGENT FEES        FEES           FEES          TOTALS
                                 ------------   ------------   ------------   ------------   ------------   ------------
Diversified Equity               $    569,225   $     15,166   $     55,121   $        498   $        311   $    640,321
Special Growth                        357,779         10,168         44,196          1,413            883        414,439
Equity Income                         123,498          4,771         17,620            237            147        146,273
Quantitative Equity                   538,305          6,163         48,511            973            608        594,560
International Securities              659,124         23,297         49,797            939            587        733,744
Diversified Bond                      222,509          8,484         33,343          1,312            820        266,468
Volatility Constrained Bond            65,978          4,806          9,082             --             --         79,866
Multistrategy Bond                    173,027          7,682         35,885             --             --        216,594
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 $  2,709,445   $     80,537   $    293,555   $      5,372   $      3,356   $  3,092,265
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 ------------   ------------   ------------   ------------   ------------   ------------


118  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transacitons, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the six months ended June 30, 1997 were as follows:

          Diversified Equity   $ 41,415    Equity Income             $ 25,400
          Special Growth          4,554    International Securities    43,125

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $50,202 for the six months ended June 30, 1997, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 15 affiliated funds not presented herein.

5.   MONEY MARKET FUND

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1997, $333,205,000 of the Money Market Fund's net assets represents investments by these Funds and $372,736,000 represents the investments of other affiliated Funds not presented herein.

6.   FUND SHARE TRANSACTIONS

     Share transactions for each Class of shares were as follows:

                                                     SHARES                                        AMOUNTS
                                   ------------------------------------------   -------------------------------------------
                                   FOR THE SIX MONTHS        FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                   ENDED JUNE 30, 1997          ENDED           ENDED JUNE 30, 1997          ENDED
                                       (UNAUDITED)        DECEMBER 31, 1996         (UNAUDITED)         DECEMBER 31, 1996
                                   -------------------   --------------------   --------------------   --------------------
DIVERSIFIED EQUITY
   CLASS S
   Proceeds from shares sold                 4,060,948              5,614,599   $        176,128,865   $        230,097,300
   Proceeds from reinvestment
     of distributions                          343,218              1,642,850             14,858,829             66,106,841
   Payments for shares redeemed             (2,734,520)            (4,119,044)          (118,541,595)          (168,781,509)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                   1,669,646              3,138,405             72,446,099            127,422,632
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C*
   Proceeds from shares sold                    28,136                     --              1,282,292                     --
   Proceeds from reinvestment
     of distributions                               --                     --                     --                     --
   Payments for shares redeemed                    (80)                    --                 (3,778)                    --
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                      28,056                     --              1,278,514                     --
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)             1,697,702              3,138,405   $         73,724,613   $        127,422,632
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------


* Share transactions for Diversified Equity Class C are for the period May 26, 1997 (commencement of sale of shares) to June 30, 1997.


                                              Notes to Financial Statements  119

FRANK RUSSELL INVESTMENT COMPANY

                                                     SHARES                                       AMOUNTS
                                   ------------------------------------------   -------------------------------------------
                                   FOR THE SIX MONTHS        FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                   ENDED JUNE 30, 1997          ENDED           ENDED JUNE 30, 1997          ENDED
                                       (UNAUDITED)        DECEMBER 31, 1996         (UNAUDITED)         DECEMBER 31, 1996
                                   -------------------   --------------------   --------------------   --------------------
SPECIAL GROWTH
   CLASS S
   Proceeds from shares sold                 2,590,789              3,804,912   $        104,709,465   $        156,927,623
   Proceeds from reinvestment
     of distributions                          151,866                820,671              6,240,845             32,324,567
   Payments for shares redeemed             (1,882,909)            (2,997,309)           (76,023,400)          (123,713,625)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                     859,746              1,628,274             34,926,910             65,538,565
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C
   Proceeds from shares sold                    22,065                 22,414                878,336                980,934
   Proceeds from reinvestment
     of distributions                                1                      1                      9                     43
   Payments for shares redeemed                 (1,277)                   (82)               (51,085)                (3,301)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                      20,789                 22,333                827,260                977,676
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)               880,535              1,650,607   $         35,754,170   $         66,516,241
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------

EQUITY INCOME
   CLASS S
   Proceeds from shares sold                   853,112              1,393,790   $         35,395,940   $         55,293,883
   Proceeds from reinvestment
     of distributions                          131,617                446,910              5,424,201             17,486,574
   Payments for shares redeemed             (1,086,401)            (1,675,865)           (45,175,712)           (66,979,445)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                    (101,672)               164,835             (4,355,571)             5,801,012
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C
   Proceeds from shares sold                     7,484                  3,036                301,353                127,066
   Proceeds from reinvestment
     of distributions                                1                      1                     17                     41
   Payments for shares redeemed                 (4,929)                    --               (206,793)                    --
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                       2,556                  3,037                 94,577                127,107
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)               (99,116)               167,872   $         (4,260,994)  $          5,928,119
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------


120  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

                                                     SHARES                                       AMOUNTS
                                   ------------------------------------------   -------------------------------------------
                                   FOR THE SIX MONTHS        FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                   ENDED JUNE 30, 1997          ENDED           ENDED JUNE 30, 1997          ENDED
                                       (UNAUDITED)        DECEMBER 31, 1996         (UNAUDITED)         DECEMBER 31, 1996
                                   -------------------   --------------------   --------------------   --------------------
QUANTITATIVE EQUITY
   CLASS S
   Proceeds from shares sold                 4,756,832              6,980,352   $        164,647,384   $        225,170,427
   Proceeds from reinvestment
     of distributions                          500,240              1,823,635             17,276,494             58,110,154
   Payments for shares redeemed             (2,935,004)            (4,608,884)          (102,108,659)          (149,407,184)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                   2,322,068              4,195,103             79,815,219            133,873,397
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C
   Proceeds form shares sold                    29,982                  9,741              1,043,671                329,240
   Proceeds from reinvestment
     of distributions                                1                      1                     12                     27
   Payments for shares redeemed                   (819)                    --                (29,991)                    --
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                      29,164                  9,742              1,013,692                329,267
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)             2,351,232              4,204,845   $         80,828,911   $        134,202,664
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------

INTERNATIONAL SECURITIES
   CLASS S
   Proceeds from shares sold                 2,855,427              4,161,163   $        165,121,703   $        242,904,319
   Proceeds from reinvestment
     of distributions                           95,037                365,866              5,408,576             21,034,288
   Payments for shares redeemed             (2,021,269)            (2,822,528)          (116,591,501)          (164,668,819)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                     929,195              1,704,501             53,938,778             99,269,788
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C
   Proceeds from shares sold                     7,170                 10,652                409,025                633,353
   Proceeds from reinvestment
     of distributions                                1                      1                      5                     17
   Payments for shares redeemed                   (375)                    (2)               (21,815)                   (62)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                       6,796                 10,651                387,215                633,308
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)               935,991              1,715,152   $         54,325,993   $         99,903,096
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------


                                              Notes to Financial Statements  121

FRANK RUSSELL INVESTMENT COMPANY

                                                     SHARES                                       AMOUNTS
                                   ------------------------------------------   -------------------------------------------
                                   FOR THE SIX MONTHS        FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                   ENDED JUNE 30, 1997          ENDED           ENDED JUNE 30, 1997          ENDED
                                       (UNAUDITED)        DECEMBER 31, 1996         (UNAUDITED)         DECEMBER 31, 1996
                                   -------------------   --------------------   --------------------   --------------------
DIVERSIFIED BOND
   CLASS S
   Proceeds from shares sold                 6,295,313              9,067,853   $        143,843,973   $        208,139,587
   Proceeds from reinvestment
     of distributions                          370,604                790,678              8,432,520             18,102,789
   Payments for shares redeemed             (4,238,394)            (7,398,945)           (96,677,881)          (169,652,552)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                   2,427,523              2,459,586             55,598,612             56,589,824
                                   -------------------   --------------------   --------------------   --------------------

   CLASS C
   Proceeds from shares sold                    30,274                 42,495                692,112                984,717
   Proceeds from reinvestment
     of distributions                                1                      1                      7                      2
   Payments for shares redeemed                 (3,341)                  (645)               (75,452)               (15,022)
                                   -------------------   --------------------   --------------------   --------------------
   Net increase (decrease)                      26,934                 41,851                616,667                969,697
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)             2,454,457              2,501,437   $         56,215,279   $         57,559,521
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------

VOLATILITY CONSTRAINED BOND
   CLASS S
   Proceeds from shares sold                 2,493,132              3,498,329   $         47,478,069   $         66,587,891
   Proceeds from reinvestment
     of distributions                          134,569                296,985              2,554,330              5,642,187
   Payments for shares redeemed             (2,613,602)            (4,705,618)           (49,781,138)           (89,544,794)
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)                14,099               (910,304)  $            251,261   $        (17,314,716)
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------

MULTISTRATEGY BOND
   CLASS S
   Proceeds from shares sold                 9,318,076             14,210,027   $         94,069,515   $        142,635,388

   Proceeds from reinvestment
     of distributions                          711,750              1,325,784              7,164,176             13,293,418
   Payments for shares redeemed             (5,009,734)            (6,685,533)           (50,538,047)           (67,059,749)
                                   -------------------   --------------------   --------------------   --------------------
   Total net increase (decrease)             5,020,092              8,850,278   $         50,695,644   $         88,869,057
                                   -------------------   --------------------   --------------------   --------------------
                                   -------------------   --------------------   --------------------   --------------------


There was no activity in Class C shares for Volatility Constrained Bond and Multistrategy Bond Funds.


122  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

7.   DIVIDENDS

     On July 1, 1997, the Board of Trustees declared the following dividends from net investment income payable on July 10, 1997, to shareholders of record on July 2, 1997:

          Diversified Equity - Class S       $   0.0993     Quantitative Equity - Class C      $    0.0388
          Diversified Equity - Class C           0.0670     Diversified Bond - Class S              0.1222
          Special Growth - Class S               0.0342     Diversified Bond - Class C              0.0625
          Equity Income - Class S                0.1817     Volatility Constrained Bond             0.0948
          Equity Income - Class C                0.0610     Multistrategy Bond                      0.0518
          Quantitative Equity - Class S          0.0998


                                              Notes to Financial Statements  123

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

CUSTODIAN
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA  98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402

MONEY MANAGERS

DIVERSIFIED EQUITY
   Alliance Capital Management L.P., Minneapolis, MN
   Barclays Global Fund Advisors, San Francisco, CA
   Equinox Capital Management, Inc., New York, NY
   INVESCO Capital Management, Inc. Atlanta, GA
   Lincoln Capital Management Company, Chicago, IL
   Peachtree Asset Management, Atlanta, GA
   Schneider Capital Management, Wayne, PA
   Suffolk Capital Management, Inc., New York, NY
   Trinity Investment Management Corporation, Boston, MA

SPECIAL GROWTH
   Delphi Management, Inc., Boston, MA
   Fiduciary International, Inc., New York, NY
   GlobeFlex Capital, L.P., San Diego, CA
   Jacobs Levy Equity Management, Inc., Roseland, NJ
   Sirach Capital Management, Inc., Seattle, WA
   Wellington Management Company LLP, Boston, MA

EQUITY INCOME
   Brandywine Asset Management, Inc., Wilmington, DE
   Equinox Capital Management, Inc., New York, NY
   Trinity Investment Management Corporation, Boston, MA

QUANTITATIVE EQUITY
   Barclays Global Fund Advisors, San Francisco, CA
   Franklin Portfolio Associates Trust, Boston, MA
   J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES
   J.P. Morgan Investment Management, Inc., New York, NY
   Marathon Asset Management Limited, London, England
   Oechsle International Advisors, Boston, MA
   Rowe Price-Fleming International, Inc., Baltimore, MD
   Sanford C. Bernstein & Co., Inc., New York, NY
   The Boston Company Asset Management, Inc., Boston, MA

DIVERSIFIED BOND
   Lincoln Capital Management Company, Chicago, IL
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

VOLATILITY CONSTRAINED BOND
   BlackRock Financial Management, New York, NY
   Standish, Ayer & Wood, Inc., Boston, MA
   STW Fixed Income Management, Ltd., Hamilton, Bermuda

MULTISTRATEGY BOND
   BEA Associates, New York, NY
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


124  Manager, Money Managers and Service Providers

                    FRANK RUSSELL INVESTMENT
                    COMPANY

                    Frank Russell Investment Company
                    is a "series mutual fund" with 28
                    different investment portfolios.
                    These financial statements report
                    on seven Funds, each of which has
                    distinct investment objectives and
                    strategies.


                    FRANK RUSSELL INVESTMENT
                    MANAGEMENT COMPANY

                    Responsible for overall management
                    and administration of the Funds.


                    FRANK RUSSELL COMPANY

                    Consultant to Frank Russell
                    Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                                 SPECIALTY FUNDS

                                SEMIANNUAL REPORT

                                  JUNE 30, 1997
                                   (UNAUDITED)



                                TABLE OF CONTENTS

                                                                   Page

          Letter to Our Clients. . . . . . . . . . . . . . . . .     1

          Real Estate Securities Fund. . . . . . . . . . . . . .     2

          Emerging Markets Fund  . . . . . . . . . . . . . . . .    10

          Equity T Fund. . . . . . . . . . . . . . . . . . . . .    24

          Limited Volatility Tax Free Fund . . . . . . . . . . .    32

          Money Market Fund. . . . . . . . . . . . . . . . . . .    44

          U.S. Government Money Market Fund. . . . . . . . . . .    52

          Tax Free Money Market Fund . . . . . . . . . . . . . .    58

          Notes to Financial Statements. . . . . . . . . . . . .    69

          Manager, Money Managers and Service Providers. . . . .    77



FRANK RUSSELL INVESTMENT COMPANY - SPECIALTY FUNDS
Copyright -C- Frank Russell Company 1997. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                                       FRANK RUSSELL
                                                       INVESTMENT COMPANY
                                                       909 A Street
                                                       Tacoma, Washington 98402
                                                       Fax 253-596-2497
                                                       800-832-6688

TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1997 Semiannual Report. This report covers information on the Funds' first six months of our sixteenth year in operation.

We continue to focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in the first half of 1997, as our funds performed well against their benchmarks and attracted many new investors, creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each fund is carefully monitored by Russell's investment professionals to ensure the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group within Frank Russell Company.

Since the close of 1996 we have increased our number of investment offerings. In June, we reopened the Money Market Fund to direct client investment. This Fund received the IBC Money Fund Report Award for the highest 12-month total return for 1996 in the Taxable Institutions-Only category, from IBC Financial Data, Inc. in January of this year. We are also pleased to announce the availability of our five new funds of funds products, the LifePoints-Registered Trademark- Strategy Funds. Each of these funds invests in a different combination of other underlying funds which, in turn, invest in different combinations of stocks, bonds and cash equivalents. We believe these funds provide our clients with additional flexibility in meeting their goals.

We look forward to the remainder of 1997 and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.

Sincerely,



/s/ George F. Russell, Jr.              /s/ Lynn L. Anderson
George F. Russell, Jr.                  Lynn L. Anderson
Chairman                                President and Chief Executive Officer
Frank Russell Company                   Frank Russell Investment Company


All persons dealing with FRANK RUSSELL INVESTMENT COMPANY, a Massachusetts business trust, must look solely to the Trust for the enforcement of any claim against the Trust, as the Trustees, officers, agents or Shareholers of the Trust assume no personal liability whatsoever for the obligations entered into on behalf of the Trust.

                                                     [LOGO]

                                                     Tacoma    London  Sydney
                                                     New York  Zurich  Tokyo
                                                     Toronto   Paris   Auckland

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS (b) - 93.9%
APARTMENT - 18.8%
Ambassador Apartments Inc.                               83,100     $    2,067
Avalon Properties, Inc.                                 342,500          9,804
Bay Apartment Communities, Inc.                          93,200          3,448
BRE Properties, Inc.                                    136,800          3,437
Camden Property Trust                                   289,400          9,152
Colonial Properties Trust                               181,200          5,323
Columbus Realty Trust                                   363,900          8,279
Equity Residential Properties Trust                      70,800          3,363
Essex Property Trust Inc.                               125,900          4,045
Evans Withycombe Residential, Inc.                      199,900          4,148
Irvine Apartment Communities, Inc.                      175,500          5,177
Merry Land & Investment Company, Inc.                   106,300          2,305
Mid-America Apartment Communities, Inc.                  91,500          2,568
Oasis Residential, Inc.                                 247,000          5,805
Post Properties, Inc.                                   183,900          7,460
Security Capital Atlantic Inc.                          220,800          5,285
Security Capital Pacific Trust                           17,500            400
Smith (Charles E.) Residential Realty, Inc.             282,300          8,151
Summit Properties, Inc.                                 225,800          4,657
United Dominion Realty Trust                            155,838          2,211
                                                                    ----------

                                                                        97,085
                                                                    ----------

HEALTH CARE - 2.5%
American Retirement Corp. (a)                           152,700          2,710
Healthcare Realty Trust, Inc.                            50,900          1,419
Nationwide Health Properties, Inc.                       42,700            939
Sunrise Assisted Living, Inc. (a)                       230,100          8,054
                                                                    ----------

                                                                        13,122
                                                                    ----------

HOTELS - 3.2%
Boykin Lodging Company                                   78,600          1,882
Bristol Hotel Co. (a)                                   152,400          5,867
FelCor Suite Hotels, Inc.                                98,200          3,658
Golf Trust of America Inc.                               47,900          1,332
Homestead Village Properties, Inc.                        9,276            165
Homestead Village Properties, Inc.
  1997 Warrants (a)                                       6,224             53
RFS Hotel Investors, Inc.                               196,300          3,533
                                                                    ----------

                                                                        16,490
                                                                    ----------

MANUFACTURED HOMES - 1.1%
Manufactured Home Communities, Inc.                      33,200            766
Sun Communities, Inc.                                   143,800          4,826
                                                                    ----------

                                                                         5,592
                                                                    ----------

OFFICE/INDUSTRIAL - 31.1%
Arden Realty Group, Inc.                                120,800          3,141
Beacon Properties Corp.                                 205,000          6,842
Bedford Property Investors, Inc.                         10,000            201
Boston Properties Inc. (a)                              161,500          4,441
Cali Realty Corp.                                       376,500         12,801
CarrAmerica Realty Corp.                                479,950         13,798
Catellus Development Corp. (a)                          213,000          3,861
CenterPoint Properties Corp.                            171,800          5,455
Cousins Properties, Inc.                                325,300          9,027
Crescent Operating, Inc. (a)                             47,820            574
Crescent Real Estate Equities, Inc.                     478,200         15,183
Highwoods Properties, Inc.                              383,300         12,266
Kilroy Realty Corp.                                     235,900          5,956
Liberty Property Trust                                  248,800          6,189
Meridian Industrial Trust, Inc.                         140,200          3,295
Pacific Gulf Properties, Inc.                           145,000          3,190
Prentiss Properties Trust                               399,200         10,229
Reckson Associates Realty Corp.                         334,300          7,689
Security Capital Industrial Trust                       487,000         10,470
Spieker Properties, Inc.                                408,600         14,378
Trizec Hahn Corp.                                       192,800          4,121
Weeks Corp.                                             240,700          7,522
                                                                    ----------

                                                                       160,629
                                                                    ----------

OUTLET CENTERS - 4.5%
Chelsea GCA Realty, Inc.                                179,100          6,806
Horizon Group, Inc.                                     232,700          3,127
Prime Retail, Inc.                                      518,000          6,960
Tanger Factory Outlet Centers, Inc.                     243,600          6,547
                                                                    ----------

                                                                        23,440
                                                                    ----------

REGIONAL MALLS - 16.4%
CBL & Associates Properties, Inc.                       240,900          5,782
DeBartolo Realty Corp.                                  518,700         16,598
General Growth Properties                               322,500         10,804
J.P. Realty, Inc.                                       277,200          7,519
Macerich Co. (The)                                      331,300          9,194
Mills Corp.                                             210,700          5,834
Rouse Co. (The)                                         563,400         16,620
Taubman Centers, Inc.                                   661,700          8,767
Urban Shopping Centers, Inc.                            121,100          3,860
                                                                    ----------

                                                                        84,978
                                                                    ----------


2  Real Estate Securities Fund                                 Specialty Funds

REAL ESTATE SECURITIES FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

SELF STORAGE - 3.4%
Public Storage, Inc.                                    498,300     $   14,575
Shurgard Storage Centers, Inc.                           64,100          1,795
Storage Trust Realty                                     53,300          1,413
                                                                    ----------

                                                                        17,783
                                                                    ----------

SHOPPING CENTER - 12.9%
Bradley Real Estate, Inc.                               134,500          2,589
Commercial Net Lease Realty                              43,100            660
Developers Diversified Realty Corp.                     345,000         13,800
Federal Realty Investment Trust                         248,600          6,712
Glimcher Realty Trust                                   409,100          8,438
Kimco Realty Corp.                                      211,600          6,718
Kranzco Realty Trust                                    215,600          3,665
Malan Realty Investors, Inc.                             79,100          1,404
New Plan Realty Trust                                    38,400            847
Vornado Realty Trust                                    247,800         17,873
Weingarten Realty Investors, Inc.                        91,700          3,875
                                                                    ----------

                                                                        66,581
                                                                    ----------

TOTAL COMMON STOCKS
(cost $389,203)                                                        485,700
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (c)                                  $   30,637         30,637
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $30,637)                                                          30,637
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $419,840)(d) - 99.8%                                  516,337

OTHER ASSETS AND LIABILITIES,
NET- 0.2%                                                                  901
                                                                    ----------

NET ASSETS - 100.0%                                                 $  517,238
                                                                    ----------
                                                                    ----------



(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment
    Trusts with the exception of the following:
       American Retirement Corp.
       Bristol Hotel Co.
       Catellus Development Corp.
       Crescent Operating, Inc.
       Rouse Co. (The)
       Sunrise Assisted Living, Inc.
       Trizec Hahn Corp.
(c) At cost, which approximates market.
(d) See Note 2 for federal income tax information.


      The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Real Estate Securities Fund  3

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $419,840)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .   $        516,337

Receivables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,586
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                196
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,251
                                                                                                             ----------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            520,370

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,717
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 950
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . . .                 404
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  61
                                                                                          ----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,132
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        517,238
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          5,825
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,348
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .             96,497
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                171
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            396,397
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        517,238
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($517,062,594 divided by 17,134,530 shares of $.01
    par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .   $          30.18
                                                                                                             ----------------
                                                                                                             ----------------
  Class C ($175,790 divided by 5,831 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          30.15
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


4  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         12,453
  Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 741
                                                                                                             ----------------

    Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,194


EXPENSES (Notes 1, 2 and 4):
  Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,980
  Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  90
  Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 238
  Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Registration fees
    Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
    Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Distribution fees - Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class C. . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                         ----------------

    Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,372
                                                                                                             ----------------

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,822
                                                                                                             ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,784
Net change in unrealized appreciation or depreciation of
  investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,916)
                                                                                                             ----------------

Net gain (loss) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,868
                                                                                                             ----------------

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . .    $         27,690
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Real Estate Securities Fund  5

REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                      FOR THE SIX MONTHS       FOR THE YEAR
                                                                                      ENDED JUNE 30, 1997          ENDED
                                                                                          (UNAUDITED)        DECEMBER 31, 1996
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            10,822   $            19,518
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               18,784                24,667
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               (1,916)               75,950
                                                                                      -------------------   -------------------

        Net increase (decrease) in net assets resulting from operations. . . . . . .               27,690               120,135
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (5,808)              (18,705)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (1)                   (1)
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (4,185)              (18,473)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (1)                   (4)
                                                                                      -------------------   -------------------

        Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .               (9,995)              (37,183)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .               53,822                71,779
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               71,517               154,731

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              445,721               290,990
                                                                                      -------------------   -------------------
  End of period (including undistributed net investment income of
     $5,825 and $812, respectively). . . . . . . . . . . . . . . . . . . . . . . . .  $           517,238   $           445,721
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------


       The accompanying notes are an integral part of the financial statements.

6  Real Estate Securities Fund                                  Specialty Funds

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                 1997*      1996       1995       1994       1993       1992
                                                               ---------  ---------  ---------  ---------  ---------  ---------

NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . . . . .    $   29.19  $   23.51  $   22.53  $   22.76  $   21.50  $   19.33
                                                               ---------  ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . .          .65       1.39       1.32       1.25       1.05       1.08
  Net realized and unrealized gain (loss) on investments. .          .97       6.89       1.03        .40       2.68       2.16
                                                               ---------  ---------  ---------  ---------  ---------  ---------

    Total Income From Investment Operations . . . . . . . .         1.62       8.28       2.35       1.65       3.73       3.24
                                                               ---------  ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . . . . .         (.36)     (1.34)     (1.35)     (1.23)     (1.04)     (1.07)
  Net realized gain on investments. . . . . . . . . . . . .         (.27)     (1.26)        --       (.45)     (1.43)        --
  In excess of net realized gain on investments . . . . . .           --         --         --       (.20)        --         --
  Tax return of capital . . . . . . . . . . . . . . . . . .           --         --       (.02)        --         --         --
                                                               ---------  ---------  ---------  ---------  ---------  ---------


    Total Distributions . . . . . . . . . . . . . . . . . .         (.63)     (2.60)     (1.37)     (1.88)     (2.47)     (1.07)
                                                               ---------  ---------  ---------  ---------  ---------  ---------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . . . .    $   30.18  $   29.19  $   23.51  $   22.53  $   22.76  $   21.50
                                                               ---------  ---------  ---------  ---------  ---------  ---------
                                                               ---------  ---------  ---------  ---------  ---------  ---------

TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . . . . . .         5.66      36.81      10.87       7.24      17.42      17.29

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . . . . . .      517,062    445,619    290,990    209,208    145,167     75,902

  Ratios to average net assets (%)(b):
     Operating expenses . . . . . . . . . . . . . . . . . .         1.02       1.04       1.04       1.05       1.11       1.20
     Net investment income. . . . . . . . . . . . . . . . .         4.66       5.64       6.10       5.65       4.52       5.60

  Portfolio turnover rate (%)(b)  . . . . . . . . . . . . .        42.50      51.75      23.49      45.84      58.38      19.72
  Average commission rate paid per share
     of security ($ omitted). . . . . . . . . . . . . . . .        .0618      .0631        N/A        N/A        N/A        N/A


 *  For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


Specialty Funds                                 Real Estate Securities Fund  7

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                                      1997*       1996**
                                                                                                    ---------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   29.18   $   26.67
                                                                                                    ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .57         .24
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . .          .95        3.85
                                                                                                    ---------   ---------

    Total Income From Investment Operations. . . . . . . . . . . . . . . . . . . . . . . . . . .         1.52        4.09

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.28)       (.32)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.27)      (1.26)
                                                                                                    ---------   ---------

    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.55)      (1.58)
                                                                                                    ---------   ---------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   30.15   $   29.18
                                                                                                    ---------   ---------
                                                                                                    ---------   ---------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.31       15.75(b)


RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . .          176         101


  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.73        1.77
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.08        5.31

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        42.50       51.75
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .0618       .0631

*   For the six months ended June 30, 1997 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1997 and December 31, 1996 are annualized.


8  Real Estate Securities Fund                                  Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 80.6%
ARGENTINA - 4.7%
Astra cia Argentina de Petro                             198,760     $      421
Banco Frances del Rio la Plata - ADR                      43,760          1,422
Capex SA Series A                                         49,200            463
Cementera Argentina Class B (a)                           77,962            495
Central Puerto SA Class B                                120,000            367
Comercial de Plata (a)                                   181,100            590
Cresud SA (a)                                            349,500            780
Inversiones Y Representaciones                           121,429            531
Inversiones Y Representaciones SA - GDR                    6,224            272
Molinos Rio Plata                                        101,050            395
Naviera Perez Companc Class B                            176,431          1,417
Perez Companc SA Class B - ADR                            33,680            539
Quilmes Industrial (Regd)(a)                              55,000            564
Siderar SA Series A                                      325,300          1,337
Telecom Argentina Class B                                 87,122            455
Telecom Argentina SA Class B - ADR                        10,400            546
Telefonica de Argentina Class B                          150,000            518
Telefonica de Argentina Class B - ADR                     78,300          2,711
Transportadora de Gas del Sur SA Class B                 280,000            678
YPF Sociedad Anonima Class D - ADR                       116,000          3,567
                                                                     ----------

                                                                         18,068
                                                                     ----------
AUSTRALIA - 0.5%
Lihir Gold, Ltd. (a)                                     444,200            742
Orogen Minerals, Ltd.                                    430,000          1,232
                                                                     ----------

                                                                          1,974
                                                                     ----------
AUSTRIA - 0.3%
Nafta (a)                                                    655             21
Tabak AS (a)                                               3,500            820
Wielkopolski Bank Kredytowy SA (a)                        50,600            290
                                                                     ----------

                                                                          1,131
                                                                     ----------
BANGLADESH - 0.0%
Apex Tannery, Ltd.                                         4,600             69
Beximco Infusions (a)                                      7,500             86
                                                                     ----------

                                                                            155
                                                                     ----------
BRAZIL - 6.7%
CELESC SA - GDR                                              700             98
CEMIG SA - ADR                                            39,300          2,024
Companhia Paranaense de Energia-Copel - ADR               45,400            897
Copene Petroquimica do Nordeste SA - ADR                  50,300            918
Electrolux do Brasil SA - ADR                             52,500            473
Eletrobras (centrais) NPV                                731,000            409
Forca E Luz (Cia Paul) NPV                            14,187,000          2,385
Makro Atacadista - GDS (a)                                60,000            750
Makro Atacadista SA - GDR                                 44,300            554
Petroleo Brasileiro Petrobras SA - ADR                    42,000          1,178
Rhodia Ster SA NPV (a)                                   129,820             37
Sabesp                                                 1,890,000            576
Souza Cruz NPV                                            70,920            748
Telecomunicacoes Brasileiras - ADR                        38,920          5,906
Telecomunicacoes Brasileiras - ADR (144A)                     88             13
Telecomunicacoes Brasileiras NPV                      46,223,900          6,269
Telecomunicacoes de Sao Paulo SA (a)                      76,047             25
Telecomunicacoes de San Paulo - NPV (a)                   19,113              6
Uniao de Bancos Brasileiros SA - GDR (a)                  23,500            872
Votorantim Celulose e Papel SA - ADR (a)                  29,700            449
White Martins SA - NPV                                   374,738          1,096
                                                                     ----------

                                                                         25,683
                                                                     ----------
CHILE - 4.0%
Administradora de Fondos de
  Pensiones Provida SA - ADR                              15,870            347
Antofagasta Holdings PLC                                 240,000          1,838
Banco de Santiago - ADR                                   20,000            510
Banco Santander Chile Series A - ADR                      29,300            432
Chilgener SA - ADR                                        30,000            840
Compania de Telecomunicaciones de Chile SA - ADR          83,593          2,759
Embotelladora Andina SA - ADR Series A                    26,000            557
Embotelladora Andina SA - ADR Series B                    46,000            960
Enersis SA - ADR                                          70,755          2,516
Laboratorio Chile SA - ADR                                30,000            851
Madeco SA - ADR                                           17,142            420
Maderas Y Sinteticos Sociedad - ADR                       25,400            422
Quinenco SA - ADR (a)                                     73,800          1,365
Sociedad Quimica Y Minera de
  Chile SA - ADR                                          15,630          1,035
Supermercados Unimarc SA - ADR (a)                        21,400            402
                                                                     ----------

                                                                         15,254
                                                                     ----------
CHINA - 0.4%
China Steel Corp. - ADR                                   15,191            324
Heilongjiang Electric Power Co., Ltd. Class B (a)        550,000            440
Huaneng Power International, Inc. - ADR Series N (a)      28,700            732
Yizheng Chemical Fibre Class H                           800,000            143
                                                                     ----------

                                                                          1,639
                                                                     ----------


10  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COLOMBIA - 0.2%
Banco de Colombia - GDR                                   30,400     $      178
Cementos Diamante SA Class B - ADR                        31,200            398
                                                                     ----------

                                                                            576
                                                                     ----------
CROATIA - 0.2%
Pliva D. D. - GDR (a)                                     29,826            485
Pliva D. D. - GDR (144A)(a)                               18,200            296
                                                                     ----------

                                                                            781
                                                                     ----------
CZECH REPUBLIC - 1.2%
Ameriyah Cement Co. (a)                                   17,500            426
Central European Media Enterprises, Ltd. Class A (a)      47,446          1,234
Cokoladovny AS (a)                                         1,600            195
Cokoladovny AS (a)                                         2,189            267
Czechoslovakian Value Fund (Units)(a)                     62,000            380
Czechoslovakian Value Fund 1998 Warrants (a)               1,800              1
Elektrarny Opatovice AS                                    2,200            288
Komercni Banka AS - GDR (a)                                8,100            166
Komercni Banka AS - GDR (144A)                            17,000            349
Komercni Banka IF (a)                                     29,900            445
Privat Fonds (a)                                          34,753            407
Vseobecny Investment Fund (a)                             79,775            165
Vynosovy Investment Fund (a)                              42,800            217
                                                                     ----------

                                                                          4,540
                                                                     ----------
ECUADOR - 0.2%
La Cemento National - GDR (a)                              3,700            751
La Cemento Nacional CA - GDR (a)                             700            142
                                                                     ----------

                                                                            893
                                                                     ----------
EGYPT - 0.4%
Al Ahram Beverage Co. - GDR (a)                           27,000            552
Al Ahram Beverage Co. - GDR (144A)                        17,900            366
Commercial International Bank (Regd) - GDR                30,050            627
Torah Portland Cement Co. (a)                              8,100            205
                                                                     ----------

                                                                          1,750
                                                                     ----------
GABON - 0.1%
Elf Gabon                                                  1,100            261
                                                                     ----------

                                                                            261
                                                                     ----------
GHANA - 0.3%
Ashanti Goldfields, Ltd. - ADR                           107,200          1,253
                                                                     ----------

                                                                          1,253
                                                                     ----------
GREECE - 1.5%
Athens Medical Center SA (Regd)                           56,550            454
Ergo Bank (Regd)                                          30,000          1,802
Ergo Bank SA (a)                                          13,260            797
Hellenic Bottling                                         34,000          1,257
Hellenic Telecommunication
  Organization SA                                         22,000            517
Hellenic Telecommunication
  Organization SA Rights (a)                              22,000              3
National Mortgage Bank                                     5,850            353
National Mortgage Bank (a)                                 1,170             71
Titan Cement Co.                                           9,800            482
                                                                     ----------

                                                                          5,736
                                                                     ----------
HONG KONG - 3.0%
Alco Holdings                                          1,000,000            106
Alco Holdings, Ltd. 1998 Warrants (a)                    100,000              1
Beijing Enterprises Holdings, Ltd. (a)                   124,000            781
Beijing Yanhua Petrochemical Co., Ltd. Class H (a)     1,222,000            265
Chen Hsong Holding                                     1,900,000          1,104
China Resources Enterprise, Ltd.                         258,000          1,265
Citic Pacific, Ltd.                                      100,000            625
Concord Land Development Co., Ltd.                        38,240             42
Goldlion Holdings, Ltd.                                  894,000            499
Guandong Investments, Ltd. 1999 Warrants (a)              58,200             27
Guangdong Investment                                     582,000            875
Jiangsu Expressway Co., Ltd. Class H (a)               1,298,000            461
New World Infrastructure, Ltd. (a)                       160,000            452
Peregrine Investment Holdings, Ltd.
  - Formosa Chemical (a)                                 370,000            538
Peregrine Investment Holdings, Ltd.
  - Hung Sheng Construction (a)                          220,000            376
Peregrine Investment Holdings, Ltd.
  - Primax 2000 Warrants (a)                             204,000            605
Peregrine Investment Holdings, Ltd.
  - United World (a)                                     195,000            466
Shanghai Industrial Holdings, Ltd.                        90,000            560
Star Telecom International Holdings, Ltd. (a)            892,000            253
Tingyi (Cayman Island) Holding Co.                     3,683,000            918
Union Bank of Hong Kong, Ltd.                             95,000            275
Yue Yuen Industrial Holdings                             312,800            648
Zhejiang Expressway Co., Ltd. Series H (a)             1,624,000            395
                                                                     ----------

                                                                         11,537
                                                                     ----------
HUNGARY - 1.7%
Borsodchem - GDR                                          42,000          1,649
Magyar Olaj Es Gas                                        30,400            674


Specialty Funds                                        Emerging Markets Fund  11

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Mol Magyar Olay-Es Gazipari - GDS (a)                     80,000     $    1,790
Richter Gedeon , Ltd. - GDR                               24,152          2,222
Zalakeramia Reszvenytarsasag - GDR                        25,400            198
                                                                     ----------

                                                                          6,533
                                                                     ----------
INDIA - 3.0%
Bajaj Auto, Ltd. - GDR (a)                                32,300          1,110
Bajaj Auto, Ltd. - GDR (144A)                             18,200            625
EIH, Ltd. - GDR (a)                                       47,350            781
Genesis India Investment Co. (a)                         330,000          3,369
Global Tele-Systems Group, Inc. (a)                          525             10
I.T.C., Ltd.- GDR (a)                                     39,000            712
Indian Hotels Co., Ltd. - GDR (a)                          7,000            166
Indian Hotels Co., Ltd. - GDS (a)                         37,100            881
Indo Gulf Fertilizers & Chemicals - GDR (a)              158,200            166
Larsen & Toubro, Ltd. - GDR (a)                           42,400            731
Perusahaan Persero Telekom - ADR                          15,300            497
Raymond Woollen Mills, Ltd. - GDR (a)                      5,100             22
State Bank of India - GDR (a)                             13,000            345
Tata Engineering & Locomotive Co., Ltd. (a)               13,800            212
Tata Engineering & Locomotive Co., Ltd. - GDR (144A)      14,000            215
Videsh Sanchar Nigam, Ltd. (a)                            60,000          1,245
Videsh Sanchar Nigam, Ltd. - GDR (a)                      17,600            365
                                                                     ----------

                                                                         11,452
                                                                     ----------
INDONESIA - 3.8%
Bimantara Citra (Alien Market)                           318,500            557
Gudang Garam (Alien Market)                              158,000            663
Indosat (Alien Market)                                   140,000            419
Inti Indorayon Utama (Alien Market)                      275,000            192
London Sumatra (Alien Market)                             87,000            275
Matahari Putra Prima (Alien Market)                    1,145,000          2,307
Modern Photo Film Co. (Alien Market)                      35,000            124
Mulia Industrindo - IDR (Alien Market)                 1,049,000            550
Ometraco Finance (Alien Market)(a)                       700,000            669
Pabrik Kertas Tjiwi Kimia (Alien Market)                 509,081            591
Pakuwon Jati (Alien Market)                              402,000            211
PT Bank Niaga (Alien Market)                             205,000            582
PT Ciputra Development (Alien Market)                    160,000            160
PT Hanjaya Mandala Sampoerna (Alien Market)(a)           156,000            595
PT Indorama Synthetics (Alien Market)(a)                   1,440              1
PT Kalbe Farma (Alien Market)(a)                         202,000            270
PT Lippo Bank (Alien Market)                             592,500            609
PT Lippo Securities (Alien Market)                       570,000            404
PT Lippo Securities (Alien Market)(a)                    290,000            206
PT Ometraco Corp. 2000 Warrants (Alien Market)(a)         75,000             46
PT Tempo Scan Pacific (Alien Market)                     240,000            538
Putra Surya Multidana (Alien Market)(a)                  127,000            202
Ramayana Lestari (Alien Market)(a)                       500,000          1,439
Semen Cibinong (Alien Market)                            825,600          2,164
Semen Gresik (Alien Market)                              258,500            579
Unilever Indonesia (Alien Market)                         19,000            336
                                                                     ----------

                                                                         14,689
                                                                     ----------

ISRAEL - 0.4%
Elbit, Ltd.                                                  200              1
Elbit Medical Imaging, Ltd. (a)                              200              1
Elbit Systems, Ltd.                                          200              2
Supersol, Ltd.                                           168,000            539
Teva Pharmaceutical Industries, Ltd.                       7,220            466
Teva Pharmaceutical Industries, Ltd. - ADR                 4,900            317
                                                                     ----------

                                                                          1,326
                                                                     ----------

LEBANON - 0.3%
Solidere - GDR (a)                                        55,000            978
                                                                     ----------

                                                                            978
                                                                     ----------
LUXEMBOURG - 0.6%
Millicom International Cellular SA (a)                    43,000          2,053
Tata Engineering & Locomotive Co.
  - GDR (a)                                               21,800            335
                                                                     ----------

                                                                          2,388
                                                                     ----------
MALAYSIA - 6.6%
Arab Malaysian Corp. Berhad                              533,000          1,985
Arab Malaysian Finance (Alien Market)                    430,000            911
DCB Holdings Berhad                                      216,000            685
Genting Berhad                                           135,000            647
Genting International (CLOB Line)(a)                     162,000            478
Golden Hope Plantation                                   463,000            796
Guinness Anchor Berhad                                   104,000            231
Hong Leong Bank Berhad                                   135,000            340
Hong Leong Bank Berhad Rights (a)                         16,875              3
Hong Leong Industries Berhad                             187,400            594
IJM Corp. Berhad                                         364,000            764
IND Oxygen, Inc.                                       1,162,000          1,326
Kian Joo Can Factory                                     122,000            527
Kuala Lumpur Kepong                                      314,000            778
Land & General Berhad                                    138,000            159


12  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Leader Universal Holdings                                165,000     $      297
Lion Corp. Berhad                                         32,000             61
London & Pacific Insurance Co. Berhad                      1,600              8
Malakoff Bhd                                              52,000            227
Malaysia Mining Corp.                                    494,800            541
Malaysian Assurance Alliance Berhad                      165,137            962
Malaysian International Shipping Corp. (Alien Market)     87,000            226
Malaysian Tobacco                                        243,000            337
Matsushita Electric Co. Berhad                            40,000            333
Nestle Berhad                                             55,000            412
New Straits Times                                        242,000          1,419
Nylex Berhad                                             354,500            604
O.Y.L. Industries Berhad                                  99,000            628
Oriental Holdings Berhad                                 198,000          1,490
Perlis Plantations                                       160,000            469
Perusahaan Otomobl                                       112,000            524
Phileo Allied Berhad                                     412,500            745
Phileo Allied Berhad Rights (a)                          275,000            196
Public Bank Berhad                                        50,000             71
Public Bank Berhad (Alien Market)                        341,000            532
Public Finance Berhad (Alien Market)                     495,000            761
Renong Berhad                                            325,000            425
Resorts World Berhad                                      66,000            199
Shell Refining (Malaysia)                                147,000            466
Sistem Televisyen Malaysia Berhad                        260,000            531
Tan Chong Motor Holdings                                 450,000            849
Tanjong PLC                                              168,000            579
Telekom Malaysia                                          32,000            149
United Engineers Berhad                                  106,000            763
                                                                     ----------

                                                                         25,028
                                                                     ----------
MEXICO - 7.6%
Accel SA de CV Series B - NPV (a)                        783,000            211
Acer Computec Latino America SA de CV - NPV (a)           72,000            252
Alfa SA de CV Class A NPV                                488,771          3,333
Carso Global Telecom Series A1 NPV                        52,950            213
Cemex SA de CV Class B NPV                               215,400          1,049
Cemex SA de CV NPV                                       301,640          1,309
Cifra SA de CV                                            32,773             61
Cifra SA de CV - ADR                                     240,000            438
Cifra SA de CV Class B NPV                               170,000            317
Cifra SA de CV Class C NPV                                97,960            157
Compania Cervecerias Unidas SA - ADR                      22,700            497
Corporacion Industrial Sanluis SA de CV - CPO (Units)     62,000            459
Cydsa SA Series A NPV                                    114,300            312
Desc SA de CV NPV                                          1,714             13
Desc Sociedad de Fomento Industrial
  SA de CV Series B NPV (a)                               55,200            404
Empresa Nacional de Electric - ADR                        52,400          1,182
Empresas ICA Sociedad - ADR                               79,600          1,279
Empresas La Moderna SA de CV - ADR (a)                    21,586            461
Empresas La Moderna SA de CV Class A NPV (a)              59,000            314
Fomento Economico Mexicano SA de CV Series B NPV         359,000          2,137
Grupo Carso Series A NPV                                  64,500            450
Grupo Casa Autrey SA de CV - ADR                          11,000            223
Grupo Financiero Banamex AC Series B NPV (a)             126,000            323
Grupo Financiero Bancomer Series B NPV (a)               330,000            159
Grupo Modelo SA Series C                                  87,700            608
Grupo Radio Centro SA de CV - ADR                         26,400            310
Herdez Class B NPV                                       300,000            155
Industrias Penoles NPV                                   103,700            495
Kimberly-Clark, Mexico Class A NPV                       345,000          1,389
Panamerican Beverages, Inc. Class A                       58,000          1,907
Ponderosa Industrial SA de CV Series B - NPV (a)         460,000            380
Seguros Comercial America NPV Series B (a)                87,000            261
Sigma Alimentos, SA Series B                              35,000            379
Telefonos de Mexico SA Series L - ADR                    152,350          7,274
Transportacion Maritima Mexicana
  SA de CV - ADR Series A                                 80,000            389
                                                                     ----------

                                                                         29,100
                                                                     ----------
MOROCCO - 0.3%
Banque Marocaine Du Commerce
  Exterieur - GDR                                         59,835          1,158
                                                                     ----------

                                                                          1,158
                                                                     ----------
NETHERLANDS - 0.3%
Ceteco Holding NV CVA                                     25,827          1,270
                                                                     ----------

                                                                          1,270
                                                                     ----------
PAKISTAN - 0.6%
Adamjee Insurance                                          6,562             15
Dewan Salmon Fibre                                        12,360             11
DG Kahn Cement (a)                                        28,314              9
Fauji Fertilizer                                         153,300            302
Hub Power Co. (a)                                         38,800            960
Pakistan State Oil                                       102,187            824
Pakistan Telecommunications Corp. (a)                    160,000            121
                                                                     ----------

                                                                          2,242
                                                                     ----------


Specialty Funds                                        Emerging Markets Fund  13

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PANAMA - 0.2%
Banco Latinoamericano de Exportaciones SA Class E         14,000     $      604
                                                                     ----------

                                                                            604
                                                                     ----------
PAPUA NEW GUINEA - 0.5%
Oil Search, Ltd. (Australia Regd)                        700,000          1,904
                                                                     ----------

                                                                          1,904
                                                                     ----------
PERU - 1.6%
Cementos Norte Pacasmayo SA Class T                      252,464            392
Compania de Minas Buenaventura Series B - ADR             29,400            579
CPT Telefonica del Peru Class B                          289,098            775
Credicorp, Ltd.                                           45,775          1,007
Ferreyros SA - ADR                                         9,200            219
Telefonica Del Peru SA Class B - ADR                     125,200          3,278
                                                                     ----------

                                                                          6,250
                                                                     ----------

PHILIPPINES - 2.7%
Ayala Land, Inc. Class B                                 431,272            397
Bacnotan Consolidated                                    161,178            238
Belle Corporation (a)                                  1,806,000            527
DMCI Holdings, Inc. (a)                                1,353,400            446
Enron Global Power & Pipelines L.L.C.                     35,000          1,166
Far East Bank & Trust Co.                                123,288            309
Filinvest Land (a)                                     1,425,600            357
First Philippine Holdings Class B                        254,767            353
International Container (a)                              503,000            257
JG Summit Holdings, Inc. Series B                        868,000            178
La Tondena Distillers, Inc.                               75,000            181
Manila Electric Co. Class B                              297,347          1,466
Manila Mining Corp. Class B (a)                       90,230,256             44
Metro Pacific Corp. Class A                              599,568            130
Music Corp. (a)                                          610,000            318
PCI Leasing & Finance, Inc. (a)                          477,000             90
Petron Corp.                                           2,414,400            613
Philippine Long Distance Telephone Co.                     3,400            110
Philippine Long Distance Telephone Co. - ADR              34,800          2,236
Philippine National Bank (a)                              42,212            286
Republic Glass Holdings Corp.                            595,000             54
San Miguel Corp. Class B                                  90,750            239
Uniwide Holdings, Inc. (a)                             1,150,000            227
                                                                     ----------

                                                                         10,222
                                                                     ----------

POLAND - 0.1%
Bank Handlowy W. Warszawie (a)                            15,600            180
Bank Slaski SA                                             3,400            243
Polifarb-Cieszyn SA (a)                                   12,964             66
                                                                     ----------

                                                                            489
                                                                     ----------

PORTUGAL - 1.8%
Banco Comercial Portuguese (Regd)                         19,600            370
Capital Portugal (a)                                       4,060            615
Cimpor Cimentos de Portugal                               57,500          1,340
Corp. Ind. Norte                                           6,300            345
Electricidade de Portugal SA (a)                          14,000            257
Inparsa Industria e Participacoes SA (a)                   3,850             39
Portugal Telecom SA - ADR                                 13,100            526
Sonae Investimentos SA                                    71,400          2,985
Unicer-Uniao Cervj (Regd)                                 14,900            250
                                                                     ----------

                                                                          6,727
                                                                     ----------

RUSSIA - 3.4%
Irkutskenergo - Russian Depositary Trust (a)                  35          2,345
Lukoil - Russian Depositary Trust (a)                          5            494
Lukoil Oil Co. - ADR                                      32,900          2,566
Mosenergo - ADR                                           23,200          1,009
SFMT, Inc. (a)                                             2,000             37
Surgutneftegaz - ADR                                      23,700          1,256
Tatneft - ADR (a)                                          4,600            492
Tatneft - ADR (144A)                                      33,000          3,531
Trade House GUM - ADR                                      6,200            508
Ukraine Enterprise Corp. (a)                              31,000             56
Vimpel-Communications - ADR (a)                           17,300            658
                                                                     ----------

                                                                         12,952
                                                                     ----------

SINGAPORE - 0.1%
Thakral Corp., Ltd. (a)                                  200,000            204
                                                                     ----------

                                                                            204
                                                                     ----------

SLOVAKIA - 0.1%
Slovakofarna AS                                            2,200            242
                                                                     ----------

                                                                            242
                                                                     ----------

SOUTH AFRICA - 5.4%
Amalgamated Banks of South Africa                        181,600          1,303
Anglo America Coal                                         2,183            134
Anglo American Industrial Corp.                            2,110             93


14  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Anglovaal Holdings, Ltd.                                  29,100     $      776
Barlow, Ltd.                                              54,600            594
De Beers Centenary AG                                     25,926            957
De Beers Consolidated Mines, Ltd. - ADR                    4,957            183
Del Monte Royal Food, Ltd.                               829,600            430
Ellerine Holdings, Ltd.                                   19,502            139
Engen, Ltd.                                               39,891            199
Foodcorp, Ltd.                                            15,679            119
Gencor, Ltd.                                             127,160            586
Gencor, Ltd. - ADR                                        54,679            252
Highstone Property                                       630,000            181
Highveld Steel & Vanadium Corp., Ltd.                    200,200            750
Iscor                                                  1,199,693            793
JCI, Ltd.                                                107,600            828
JD Group, Ltd.                                            63,700            393
Kersaf Investments, Ltd.                                  76,600            533
Lonrho PLC                                               628,757          1,347
Malbak, Ltd. NPV                                         289,800            460
Nampak, Ltd. - ADR                                        19,260             81
New Clicks Holdings, Ltd.                                 52,792             57
PepsiCo International, Inc. (a)                            2,000            174
Rembrandt Group, Ltd.                                    145,752          1,555
Safmarine & Rennie Holdings, Ltd.                        168,700            413
Sappi, Ltd.                                              124,900          1,129
Sasol NPV                                                402,494          5,278
South African Druggists, Ltd. - NPV                       23,053            190
Trans Natal Coal Corp., Ltd.                             115,600            763
                                                                     ----------

                                                                         20,690
                                                                     ----------

SOUTH KOREA - 3.8%
Bank of Seoul (a)                                         30,000            124
Daewoo Corp.                                              48,000            390
Dong-Ah Construction - EDR (a)                            12,838            121
Dong-Ah Construction Industrial Co.                        6,500            123
Hana Bank - GDR (a)                                       34,500            499
Hankook Tire Manufacturing                                    17              1
Hanshin Securities                                        17,000            224
Hanwha Chemical Corp. (a)                                 80,499            635
Housing & Commercial Bank, Korea                          33,240            554
Hyundai Engineering & Construction (a)                    18,025            463
Hyundai Merchant Marine (a)                                9,000            169
Hyundai Motor Co. - GDR (a)                               41,100            422
Kookmin Bank                                                 269              4
Korea Electric Power Corp.                                67,700          2,020
Korea Mobile Telecommunications Corp.                        123             63
LG Semiconductor Co.                                      10,000            390
Pohang Iron & Steel                                       16,370          1,172
Pohang Iron & Steel - ADR                                 11,700            374
Samsung Co.                                                   88              1
Samsung Electronics Co. - GDR (a)                         10,603            615
Samsung Electronics, Ltd.                                  7,187            571
Samsung Electronics, Ltd. - GDS (a)                       54,602          1,474
Shin Han Bank (a)                                         84,730          1,050
Ssangyong Cement Co., Ltd.                                43,400            523
Ssangyong Oil Refining Co., Ltd.                          62,620          1,269
Tae Young Corp.                                           16,000            786
Yukong, Ltd.                                              20,001            485
                                                                     ----------

                                                                         14,522
                                                                     ----------

SRI LANKA - 0.2%
Aitken Spence & Co.                                       15,865             50
Ceylon Theaters, Ltd. Rights (a)                           6,830             16
Ceylon Theatre, Ltd.                                       6,830             24
Development Finance Corp.                                 94,999            463
Hayleys                                                   16,720             73
John Keells Holdings, Ltd.                                34,828            182
National Development Bank                                  9,800             43
                                                                     ----------

                                                                            851
                                                                     ----------

SWITZERLAND - 0.3%
Holderbank Financiere Glarus AG (BR)                       1,392          1,315
                                                                     ----------

                                                                          1,315
                                                                     ----------

TAIWAN - 4.8%
Advanced Semiconductor Engineering - GDR (a)              38,599            767
Asia Cement Corp. - GDR                                   72,009          1,158
China Steel Corp. - GDS (a)                               71,873          1,534
Compal Electronics 1997 Warrants (a)                     169,000            669
Delta Electronic Industrial (a)                          205,000          1,268
Evergreen Marine Corp. - GDR (a)                          31,886            538
Hocheng Group Corp. - GDR (a)                            120,539            964
Macronix International Co., Ltd. - ADR (a)                49,000          1,397
Peregrnie Investment Holdings, Ltd.
  - China Development 2000 Warrants (a)                  490,000          2,529
President Enterprises - GDS (a)                           61,000          1,235
Siliconware Precision Industries Co.
  - GDR (a)                                              117,600          1,999
Yageo Corp. - GDR (a)                                    145,151          2,939
Yageo Corp. - GDR (144A)(a)                               45,378            919
Yang Ming Marine Transport - GDR (a)                      25,200            302
                                                                     ----------

                                                                         18,218
                                                                     ----------


Specialty Funds                                        Emerging Markets Fund  15

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

THAILAND - 2.3%
Advanced Information Services (Alien Market)              43,400     $      310
Bangkok Bank (Alien Market)                              109,400            752
Central Pattana Public Co., Ltd. (Alien Market)           82,700            115
Ch Karnchang Public Co., Ltd. (Alien Market)              52,100            137
Electricity Generating PLC (Alien Market)                204,410            501
Grammy Entertainment PLC                                  14,000            156
Grammy Entertainment PLC (Alien Market)                   28,000            292
Industrial Finance Corp. of Thailand (Alien Market)      460,000            586
Krung Thai Bank PLC (Alien Market)                        56,500             59
Land & House (Alien Market)                               56,000            117
Lanna Lignite Public Co. (Alien Market)                   36,500            242
Peregrine Thailand 1998 Warrants (a)                      17,600            262
Phatra Thanakit Co. (Alien Market)                        58,300             72
Pizza Public Co., Ltd. (Alien Market)                     97,000            498
Precious Shipping (Alien Market)                         137,000            375
PTT Exploration & Production PLC (Alien Market)          143,200          2,078
Regional Container Line (Alien Market)                    22,300            135
Robinson Department Store PLC (Alien Market)             660,100            255
Sahaviriya Steel Industries PLC (Alien Market)(a)        491,300             85
Siam Cement Co. (Alien Market)                            31,200            540
Siam Makro Public Co., Ltd. (Alien Market)               171,300            469
Swedish Motor Public Co., Ltd. (Alien Market)            164,900             76
TelecomAsia (Alien Market)(a)                            461,400            534
Thai Farmers Bank (Alien Market)                          39,000            166
Thai Farmers Bank PLC 2002 Warrants (Alien Market)(a)      4,875              3
                                                                     ----------

                                                                          8,815
                                                                     ----------

TURKEY - 1.3%
Akansa Cimento AS                                      2,500,000            345
Aygaz                                                    725,000            149
Efes Sinai Yatirim (a)                                   615,138             44
EGE Biracilik Ve Malt Sanayii                          2,700,000            627
Erciyas Biracilik Ve Malt Sanayii                        284,500             34
Eregli Demir Ve Celik Fabrikalari                      2,221,000            370
Koc Holding                                            1,709,000            403
Migros                                                   540,750            382
Otosan                                                   165,000             88
Sarkuysan Elektrolitik Bakir                           4,245,000            472
T Garanti Bankasi                                      3,547,000            134
T Garanti Bankasi Group (a)                            4,335,221            163
T Sise Cam (a)                                        10,806,000            684
Tat Konserve Sanayii                                     531,820             39
Trakya Cam Sanayii AS                                  1,144,234             50
Yapi Kredi Bankasi                                    18,072,500            414
Yapi ve Kredi Bankasi AS (a)                          24,036,424            550
                                                                     ----------

                                                                          4,948
                                                                     ----------

UNITED KINGDOM - 0.3%
Lonrho PLC                                               465,816            985
                                                                     ----------

                                                                            985
                                                                     ----------

VENEZUELA - 2.2%
CIA Anon Nacional Telefonos de Venezuela - ADR            88,446          3,814
Electricidad de Caracas (Regd)                           532,428            853
Mavesa SA - ADR                                          151,875          1,538
Siderurgica Venezolana Sivensa - ADR                     395,000          2,012
Siderurgica Venezolana Sivensa - GDR (144A)               35,909            182
                                                                     ----------

                                                                          8,399
                                                                     ----------

ZIMBABWE - 0.6%
Delta Corp.                                            1,211,544          1,859
Reunion Mining PLC (a)                                   250,000            422
                                                                     ----------

                                                                          2,281
                                                                     ----------

TOTAL COMMON STOCKS
(cost $258,701)                                                         308,013
                                                                     ----------


16  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONVERTIBLE PREFERRED STOCKS - 0.0%
PHILIPPINES - 0.0%
Philippine Long Distance - GDS                             2,800     $       93
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $104)                                                                  93
                                                                     ----------

PREFERRED STOCKS - 11.0%
ARGENTINA - 0.3%
Quilmes Industrial Quinsa Societe - ADR                   92,950          1,081
                                                                     ----------

                                                                          1,081
                                                                     ----------

BRAZIL - 10.1%
Banco Bradesco SA NPV                                451,470,720          4,550
Banco Itau SA (Regd)                                     809,000            453
Brahma (cia Cervej) NPV                                  543,000            414
Brasmotor SA NPV                                       4,575,000          1,020
Casa Anglo Bras SA NPV                                 2,524,000            120
CEMIG - ADR                                               25,623          1,307
CEMIG SA                                              44,753,776          2,307
Ceval Alimentos SA - ADR (a)                              78,100            937
Ceval Alimentos SA NPV                                15,847,000            185
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar NPV                              9,500,000            216
Companhia Energetica de Sao Paulo - ADR (Regd)(a)         55,900          1,122
Companhia Energetica de Sao Paulo NPV (a)             10,225,000            684
Companhia Paranaense de Energia - Copel               57,640,000          1,071
Copene Petroquimica do Nordestse Series A (Regd)         715,000            265
Coteminas (Cia Tec) NPV                                2,305,105            899
Duratex SA (BR)                                        3,364,000            178
Electrobras Series B NPV                               4,921,000          2,935
Industrias Klabin de Papel e Celulose SA NPV           1,214,928          1,185
Industrias Romi SA NPV                                 3,310,700             68
Iochpe Maxion SA - ADR (a)                               232,300            668
Itausa Investimentos Itau SA                             800,000            736
Kepler Weber SA NPV (a)                                    3,200             16
Lojas Americanas NPV (a)                              30,900,000            419
Lojas Renner SA NPV                                    6,000,000            308
Marcopolo SA NPV                                       3,268,000            584
Metalurgica Schulz NPV                                   850,000             13
Odebrecht SA NPV                                      11,793,000            101
Papel Simao NPV                                       20,700,000            625
Petro Ipiranga (cia) NPV                              79,100,000          1,287
Petrobras Distribuidora NPV                            7,372,500            192
Petroleo Brasileiro SA NPV                            16,488,866          4,580
Refrigeracao Parana SA NPV                           285,893,440            454
Telecomunicacoes NPV                                   1,726,000            564
Telecomunicacoes Brasileiras NPV                      27,535,542          4,177
Telecomunicacoes de Minas Gerais Class B NPV           2,700,000            478
Telecomunicacoes de Minas Gerais Rights (a)               33,489              6
Telecomunicacoes do Rio de Janeiro SA NPV              3,097,448            478
Telecomunicacoes do Rio de Janeiro SA NPV (a)            553,369             85
Uniao de Bancos Brasileiros NPV                       29,020,000          1,064
Usiminas Uni Sd Mg NPV                                    62,200            692
Vale Rio Doce (cia) NPV                                   39,367            870
Weg SA                                                   630,000            433
                                                                     ----------

                                                                         38,746
                                                                     ----------

COLOMBIA - 0.1%
Gran Cadena de Almacenes Class B - ADR                    23,920            245
                                                                     ----------

                                                                            245
                                                                     ----------

GREECE - 0.0%
Delta Dairy                                                1,440             13
                                                                     ----------

                                                                             13
                                                                     ----------

RUSSIA - 0.5%
Fleming Russia Securities Fund (a)                        53,458          1,283
Lukoil Holding Oil Co. - ADR                              15,800            427
                                                                     ----------

                                                                          1,710
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $27,617)                                                           41,795
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

LONG-TERM INVESTMENTS - 1.2%
BRAZIL - 0.0%
Casa Anglo Series 2 (conv.)
  1.000% due 11/01/99                                 BRL      3            187
                                                                     ----------

                                                                            187
                                                                     ----------


Specialty Funds                                        Emerging Markets Fund  17

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                      PRINICPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

INDONESIA - 0.0%
Modernland Realty (conv.)(c)
  6.000% due 04/01/03                                 IDR     30     $       18
                                                                     ----------

                                                                             18
                                                                     ----------
MALAYSIA - 0.2%
Arab Malaysian Finance
  (Alien Market)(conv.)
  7.500% due 12/31/02                                 MYR     34             11
Telekom Malaysia Berhad (conv.)
  4.000% due 10/30/04                                 $      720            658
                                                                     ----------

                                                                            669
                                                                     ----------

SOUTH AFRICA - 0.1%
Barlow International Investments (conv.)
  7.000% due 09/20/04                                        320            397
                                                                     ----------

                                                                            397
                                                                     ----------

SOUTH KOREA - 0.1%
Shinwon Corp. (conv.)
  0.500% due 12/31/08                                       520             525
                                                                     ----------

                                                                            525
                                                                     ----------

TAIWAN - 0.5%
Far Eastern Dept. Stores (conv.)
  3.000% due 07/06/01                                       301             326
Nan Ya Plastics Corp. (conv.)
  1.750% due 07/19/01                                        50              71
United Microelectronics
  Corp., Ltd. (conv.)
  1.250% due 06/08/04                                       420           1,385
                                                                     ----------

                                                                          1,782
                                                                     ----------

UNITED STATES - 0.3%
Pacific Concord Finance, Ltd. (conv.)
  4.750% due 12/10/98                                       990           1,069
                                                                     ----------

                                                                          1,069
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $4,035)                                                             4,647
                                                                     ----------

SHORT-TERM INVESTMENTS - 8.3%
UNITED STATES - 8.3%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                   31,669          31,669
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,669)                                                           31,669
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $322,126)(d) - 101.1%                                  386,217

OTHER ASSETS AND LIABILITIES,
NET - (1.1)%                                                             (4,087)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  382,130
                                                                     ----------
                                                                     ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Adjustable or floating rate securities.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
EDR - European Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
PLC - Public Limited Company
RDC - Russian Depositary Trust Certificates
SEC - Shareholders Equity Certificates
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

FOREIGN CURRENCY ABBRECIATIONS:
ATS - Austrian schilling
BRL - Brazilian real
CZK - Czech koruna
HKD - Hong Kong dollar
IDR - Indonesian rupiah
MXN - Mexican peso
MYR - Malaysian ringgit
PHP - Philippine peso
THB - Thailand baht
TRL - Turkish lira
ZAR - South African rand


        The accompanying notes are an integral part of the financial statements.

18  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1997 (Unaudited)


                                                         % OF          MARKET
                                                         NET           VALUE
INDUSTRY DIVERSIFICATION                                ASSETS         (000)
-------------------------------------------------     ----------     ----------

Basic Industries                                             9.8%    $   37,565
Capital Goods                                                5.8         22,329
Consumer Basics                                              9.0         34,302
Consumer Durable Goods                                       3.6         13,760
Consumer Non-Durables                                        3.3         12,488
Consumer Services                                            1.2          4,499
Energy                                                      10.8         41,413
Finance                                                     12.3         46,940
General Business                                             5.7         21,809
Miscellaneous                                                6.3         24,172
Shelter                                                      2.4          9,306
Technology                                                   3.3         12,524
Transportation                                               0.7          2,450
Utilities                                                   17.4         66,344
Short-Term Investments                                       8.3         31,669
Long-Term Investments                                        1.2          4,647
                                                      ----------     ----------

Total Investments                                          101.1        386,217
Other Assets and Liabilities, Net                           (1.1)        (4,087)
                                                      ----------     ----------

NET ASSETS                                                 100.0%    $  382,130
                                                      ----------     ----------
                                                      ----------     ----------


                                                         % OF          MARKET
                                                         NET           VALUE
GEOGRAPHIC DIVERSIFICATION                              ASSETS         (000)
-------------------------------------------------     ----------     ----------

Latin America                                               38.1%    $  145,756
Pacific Basin                                               29.3        111,839
Eurasia                                                     18.0         68,925
Africa                                                       7.1         26,959
United States (Short-Term Investments)                       8.3         31,669
United States (Long-Term Investments)                        0.3          1,069
                                                      ----------     ----------

Total Investments                                          101.1        386,217
Other Assets and Liabilities, Net                           (1.1)        (4,087)
                                                      ----------     ----------

NET ASSETS                                                 100.0%    $  382,130
                                                      ----------     ----------
                                                      ----------     ----------


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
(Note 2)

                                                UNREALIZED
 CONTRACTS TO     IN EXCHANGE                  APPRECIATION
   DELIVER            FOR        SETTLEMENT   (DEPRECIATION)
    (000)            (000)          DATE          (000)
--------------   -------------   ----------   --------------
USD         74   CZK     2,405    07/02/97                --
USD        151   IDR   366,002    07/02/97                --
USD        333   MXN     2,640    07/01/97                (1)
USD         52   PHP     1,383    07/02/97                --
USD         31   TRL 4,619,966    07/02/97                --
USD        234   ZAR     1,057    07/01/97                (1)
USD         64   ZAR        64    07/03/97                --
ATS         10   USD         1    07/01/97                --
BRL        188   USD       174    07/01/97                (1)
HKD        131   USD        17    07/03/97                --
IDR      5,415   USD         2    07/02/97                --
MYR         24   USD        10    07/01/97                --
PHP         22   USD         1    07/01/97                --
TRL 12,002,547   USD        81    07/01/97                --
                                              --------------
                                              $           (3)
                                              --------------
                                              --------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)

                                                UNREALIZED
 CONTRACTS TO     IN EXCHANGE                  APPRECIATION
   DELIVER            FOR        SETTLEMENT   (DEPRECIATION)
    (000)            (000)          DATE          (000)
--------------   -------------   ----------   --------------
THB     27,220   USD     1,010    11/21/97                 3
THB     13,583   USD       504    11/21/97                 1
THB     37,218   USD     1,381    11/21/97                 3
                                              --------------
                                              $            7
                                              --------------
                                              --------------


The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund  19

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                             Amounts in
                                                                                          thousands (except
                                                                                          per share amount)
ASSETS
Investments at market (identified cost $322,126)(Note 2) . . . . . . . . . . . . . . . .  $         386,217
Foreign currency holdings (identified cost $4,745) . . . . . . . . . . . . . . . . . . .              4,620
Forward foreign currency exchange contracts (cost $2,895)(Note 2). . . . . . . . . . . .              2,895
Foreign currency exchange spot contracts (cost $1,225)(Note 2) . . . . . . . . . . . . .              1,222
Receivables: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,288
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,556
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                771
   Foreign taxes recoverable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 13
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . .                  4
                                                                                          -----------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            398,586

LIABILITIES
Payables:
   Bank overdraft. . . . . . . . . . . . . . . . . . . . . . . . . . .  $          2,877
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . .             8,356
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . .               407
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . .               426
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . .               277
Forward foreign currency exchange contracts (cost $2,895)(Note 2). . .             2,888
Foreign currency exchange spot contracts (cost $1,225)(Note 2) . . . .             1,225
                                                                        ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,456
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         382,130
                                                                                          -----------------
                                                                                          -----------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . .  $          (2,022)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .               (659)
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             64,091
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .               (116)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                260
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            320,576
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         382,130
                                                                                          -----------------
                                                                                          -----------------

NET ASSET VALUE, offering and redemption price per share:
   ($382,130,435 divided by 26,030,211 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . .  $           14.68
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

20  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                         Amounts in thousands
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           4,036
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . .                785
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 93
   Less foreign taxes withheld . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (297)
                                                                                          -----------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,617

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . .  $          1,959
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . .               449
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . .               231
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . .                33
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . .                14
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . .                35
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Amortization of deferred organization expenses. . . . . . . . . . .                 4
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .                24
                                                                        ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,751
                                                                                          -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,866
                                                                                          -----------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,872
   Foreign currency-related transactions . . . . . . . . . . . . . . .              (370)             6,502
                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .            49,873
   Foreign currency-related transactions . . . . . . . . . . . . . . .               (80)            49,793
                                                                        ----------------  -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             56,295
                                                                                          -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . .  $          58,161
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund  21

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                       FOR THE SIX MONTHS     FOR THE YEAR
                                                                                       ENDED JUNE 30, 1997       ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1996
                                                                                       -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $            1,866   $           1,770
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6,502                 831
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .               49,793              20,295
                                                                                       -------------------  -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               58,161              22,896
                                                                                       -------------------  -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (12)             (1,543)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .               (2,022)             (1,918)
                                                                                       -------------------  -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .               (2,034)             (3,461)
                                                                                       -------------------  -----------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions (Note 6) . . .               54,513              79,382
                                                                                       -------------------  -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              110,640              98,817

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              271,490             172,673
                                                                                       -------------------  -----------------
   End of period (including accumulated distributions in excess of
      net investment income of $2,022 and $1,854, respectively). . . . . . . . . . .   $          382,130   $         271,490
                                                                                       -------------------  -----------------
                                                                                       -------------------  -----------------


        The accompanying notes are an integral part of the financial statements.

22  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                    1997*        1996         1995         1994        1993**
                                                                 ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . .   $    12.35   $    11.16   $    12.25   $    13.90   $    10.00
                                                                 ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .          .09          .10          .11          .15          .07
   Net realized and unrealized gain (loss) on investments. . .         2.33         1.26        (1.12)       (1.24)        4.09
                                                                 ----------   ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . . .         2.42         1.36        (1.01)       (1.09)        4.16
                                                                 ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .           --         (.08)        (.03)        (.10)        (.07)
   In excess of net investment income. . . . . . . . . . . . .         (.09)        (.09)        (.02)        (.10)        (.01)
   Net realized gain on investments. . . . . . . . . . . . . .           --           --           --         (.31)        (.18)
   In excess of net realized gain on investments . . . . . . .           --           --         (.03)        (.05)          --
                                                                 ----------   ----------   ----------   ----------   ----------

      Total Distributions. . . . . . . . . . . . . . . . . . .         (.09)        (.17)       (.08)        (.56)         (.26)
                                                                 ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . .   $    14.68   $    12.35  $    11.16   $    12.25    $    13.90
                                                                 ----------   ----------   ----------   ----------   ----------
                                                                 ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . .        19.63        12.26        (8.21)       (5.83)       41.83

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . .      382,130      271,490      172,673      127,271       65,457

   Ratios to average net assets (%)(b)(c):
      Operating expenses, net. . . . . . . . . . . . . . . . .         1.87         1.71         1.75          .80          .80
      Operating expenses, gross. . . . . . . . . . . . . . . .         1.87         1.72         1.80          .83         1.60
      Net investment income. . . . . . . . . . . . . . . . . .         1.15          .77          .88         1.10         1.33

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . .        45.63        34.62        71.16        57.47        89.99
   Per share amount of fees waived ($ omitted) . . . . . . . .           --        .0006        .0022        .0044        .0016
   Per share amount of fees reimbursed ($ omitted) . . . . . .           --           --        .0032        .0017        .0420
   Average commission rate paid per share
      of security ($ omitted)(d) . . . . . . . . . . . . . . .        .0025        .0007          N/A          N/A          N/A

 *   For the six months ended June 30, 1997 (Unaudited).
** For the period January 29, 1993 (commencement of operations) to December 31, 1993.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1997 and December 31, 1993, are annualized.
(c) For periods prior to April 1, 1995, Fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


Specialty Funds                                        Emerging Markets Fund  23

EQUITY T FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 94.6%
BASIC INDUSTRIES - 5.8%
Allegheny Teldyne, Inc.                                    5,800     $      157
Aluminum Co. of America                                    3,500            264
Crompton & Knowles Corp.                                   8,900            198
Cytec Industries, Inc.                                     3,500            131
Diamond Offshore Drilling, Inc. (a)                          900             70
Dow Chemical Co.                                           3,000            261
du Pont (E.I.) de Nemours & Co.                           15,400            968
Freeport-McMoRan Copper & Gold, Inc.
  Class A                                                  1,600             47
Kimberly-Clark Corp.                                       4,800            239
Mead Corp.                                                 2,500            156
Nucor Corp.                                                  400             23
Temple-Inland, Inc.                                        5,100            275
Union Carbide Corp.                                        9,600            451
                                                                     ----------

                                                                          3,240
                                                                     ----------

CAPITAL GOODS - 4.6%
Boston Scientific Corp. (a)                                3,100            190
Caterpillar, Inc.                                            100             11
Cooper Industries, Inc.                                    2,300            114
Emerson Electric Co.                                       1,400             77
Fluor Corp.                                                  900             50
Foster Wheeler Corp.                                         900             36
General Electric Co.                                      12,200            798
Grainger (W.W.), Inc.                                      5,300            414
ITT Industries, Inc.                                       1,300             33
Johnson Controls, Inc.                                    15,000            616
Newport News Shipbuilding, Inc.                               60              1
Raychem Corp.                                                400             30
Tyco International, Ltd. (a)                               3,200            223
                                                                     ----------

                                                                          2,593
                                                                     ----------

CONSUMER BASICS - 20.6%
Albertson's, Inc.                                          3,400            124
ALZA Corp. (a)                                            14,900            432
American Home Products Corp.                               8,900            681
Apria Healthcare Group, Inc. (a)                             500              9
Bausch & Lomb, Inc.                                        1,700             80
Black & Decker Corp.                                         500             19
Bristol-Myers Squibb Co.                                   8,800            713
Campbell Soup Co.                                            800             40
Coca-Cola Co. (The)                                       16,400          1,107
Colgate-Palmolive Co.                                        400             26
Columbia/HCA Healthcare Corp.                              7,700            303
CPC International, Inc.                                    1,000             92
Forest Labs, Inc. (a)                                      2,800            117
General Mills, Inc.                                        3,100            202
General Nutrition Companies, Inc. (a)                        100              3
Gillette Co.                                               4,100            388
Health Care & Retirement Corp. (a)                         5,700            190
Heinz (H.J.) Co.                                             200              9
Humana, Inc. (a)                                           8,400            194
Johnson & Johnson                                          1,700            109
Kellogg Co.                                                2,400            206
Lilly (Eli) & Co.                                            900             98
Merck & Co., Inc.                                          4,600            476
PepsiCo, Inc.                                             17,900            672
Pfizer, Inc.                                               6,000            717
Philip Morris Cos., Inc.                                  19,000            843
Pioneer Hi-Bred International, Inc.                          800             64
Procter & Gamble Co.                                       8,000          1,130
Ralston-Purina Group                                       4,000            329
Rubbermaid, Inc.                                           1,700             51
Sara Lee Corp.                                             1,800             75
Schering-Plough Corp.                                      5,600            268
Tenet Healthcare Corp. (a)                                 4,200            124
Unilever NV                                                3,300            719
United Healthcare Corp.                                    3,300            172
Warner-Lambert Co.                                         5,800            721
                                                                     ----------

                                                                         11,503
                                                                     ----------

CONSUMER DURABLES - 2.2%
AutoZone Inc. (a)                                          3,000             71
Chrysler Corp.                                             4,800            158
Eaton Corp.                                                  100              9
Ford Motor Co.                                             8,600            325
General Motors Corp.                                       1,800            100
Goodyear Tire & Rubber Co.                                 5,600            355
Whirlpool Corp.                                            3,600            195
                                                                     ----------

                                                                          1,213
                                                                     ----------

CONSUMER NON-DURABLES - 4.9%
Anheuser-Busch Cos., Inc.                                  4,800            201
Avon Products, Inc.                                          300             21
Circuit City Stores, Inc.                                  8,400            299
Dayton Hudson Corp.                                          200             11
Eastman Kodak Co.                                          3,800            292
Federated Department Stores, Inc. (a)                      3,300            115
Fruit of the Loom, Inc. Class A (a)                        2,500             78
Mattel, Inc.                                               2,400             81
Nine West Group, Inc. (a)                                  5,100            195
Penney (J.C.) Co., Inc.                                      800             42
Seagram Co., Ltd.                                          3,700            149
Sears Roebuck & Co.                                        8,000            430


24  Equity T Fund                                                Specialty Funds

EQUITY T FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Toys "R" Us, Inc. (a)                                      4,000     $      139
Wal-Mart Stores, Inc.                                     20,900            706
                                                                     ----------

                                                                          2,759
                                                                     ----------

CONSUMER SERVICES - 1.1%
Choice Hotels International, Inc. (a)                        300              5
Circus Circus Enterprises, Inc. (a)                        5,200            128
Disney (Walt) Co.                                            300             24
Extended Stay America, Inc.                                1,700             25
Harrah's Entertainment, Inc. (a)                           7,000            128
Hilton Hotels Corp.                                          100              3
International Game Technology                              7,600            135
ITT Corp. (a)                                                800             49
McDonald's Corp.                                           1,000             48
Mirage Resorts, Inc. (a)                                   2,500             63
                                                                     ----------

                                                                            608
                                                                     ----------

ENERGY - 8.5%
Amoco Corp.                                                2,100            183
Anadarko Petroleum Corp.                                   3,800            228
Ashland, Inc.                                              4,500            209
Atlantic Richfield Co.                                       600             42
Baker Hughes, Inc.                                           100              4
Cooper Cameron Corp.                                         400             19
Exxon Corp.                                               24,100          1,482
Global Marine, Inc. (a)                                      100              2
Mobil Corp.                                               11,200            783
Pogo Producing Co.                                         2,300             89
Royal Dutch Petroleum Co.                                 22,400          1,218
Schlumberger, Ltd.                                         1,500            188
Smith International, Inc. (a)                                200             12
Texaco, Inc.                                                 200             22
Tosco Corp.                                                8,100            242
Valero Energy Corp.                                        1,500             53
                                                                     ----------

                                                                          4,776
                                                                     ----------

FINANCE - 16.1%
AEGON NV (American Registered)                             2,780            195
Aetna, Inc.                                                2,100            215
Ahmanson (H.F.) & Co.                                      1,500             65
American General Corp.                                       200             10
American International Group, Inc.                         6,100            911
Banc One Corp.                                            14,213            688
BankAmerica Corp.                                          1,800            116
Bear Stearns Cos., Inc.                                    1,770             61
Beneficial Corp.                                           5,100            362
Charter One Financial, Inc.                                1,700             92
Chase Manhattan Corp.                                        300             29
Chubb Corp. (The)                                            200             13
CIGNA Corp.                                                  400             71
Citicorp                                                     900            109
CoreStates Financial Corp.                                 3,600            194
Crestar Financial Corp.                                      668             26
Dime Bancorp, Inc.                                         2,600             46
Edwards (A.G.), Inc.                                       5,200            222
Federal National Mortgage Association                     16,300            711
First Chicago NBD Corp.                                    8,300            502
First Union Corp.                                            100              9
Firstar Corp.                                              2,200             67
Fleet Financial Group, Inc.                                1,100             70
General Re Corp.                                             200             36
Great Western Financial Corp.                                700             38
Hartford Financial Services Group (The), Inc.                900             74
Hibernia Corp.                                             1,300             18
Household International Corp.                                400             47
Lincoln National Corp.                                       500             32
Marsh & McLennan Cos., Inc.                                5,200            371
MBIA, Inc.                                                 2,000            226
Morgan Stanley, Dean Witter Discover and Co.               7,270            313
NationsBank Corp.                                         12,432            802
Pacific Century Financial Corp.                            3,500            162
PMI Group, Inc. (The)                                        700             44
Providian Financial Corp.                                  6,400            206
Republic New York Corp.                                    1,900            204
Salomon, Inc.                                              5,800            323
SouthTrust Corp.                                           5,200            215
TCF Financial Corp.                                        2,300            114
Transamerica Financial Corp.                               4,200            393
Travelers, Inc.                                            2,500            158
Washington Federal, Inc.                                  11,250            287
Washington Mutual, Inc.                                      400             23
Wells Fargo & Co.                                            500            134
                                                                     ----------

                                                                          9,004
                                                                     ----------

GENERAL BUSINESS - 4.7%
ADT, Ltd. (a)                                              7,800            257
Donnelley (R.R.) & Sons Co.                                2,900            106
First Data Corp.                                          15,300            672
SBC Communications, Inc.                                   6,800            421
Service Corp. International                                2,400             79
TCI Satellite Entertainment, Inc. Class A (a)              1,340             11


Specialty Funds                                                Equity T Fund  25

EQUITY T FUND

June 30, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Tele-Communications, Inc. Class A                         24,900     $      369
Time Warner, Inc.                                         10,525            508
Viacom, Inc. Class B (a)                                   6,800            204
                                                                     ----------

                                                                          2,627
                                                                     ----------

MISCELLANEOUS - 0.8%
Waste Management, Inc.                                    14,200            456
                                                                     ----------

                                                                            456
                                                                     ----------

SHELTER - 0.1%
Owens-Corning Fiberglas Corp.                              1,200             52
USG Corp. (a)                                                300             11
                                                                     ----------

                                                                             63
                                                                     ----------

TECHNOLOGY - 14.5%
AlliedSignal, Inc.                                         7,700            647
Applied Materials, Inc. (a)                                  600             42
Boeing Co.                                                 4,600            244
Cabletron Systems, Inc.                                    1,200             34
Cisco Systems, Inc. (a)                                    5,600            376
Coltec Industries, Inc. (a)                                5,500            107
COMPAQ Computer Corp. (a)                                  3,500            347
Computer Associates International, Inc.                    1,200             67
Dell Computer Corp.                                          800             94
Electronic Data Systems Corp.                                700             29
EMC Corp. (a)                                              6,500            254
General Dynamics Corp.                                       400             30
Harris Corp.                                               2,600            218
Hewlett-Packard Co.                                          700             39
Intel Corp.                                                8,200          1,161
International Business Machines Corp.                      8,500            767
Lockheed Martin Corp.                                      1,000            104
McDonnell Douglas Corp.                                    6,600            452
Microsoft Corp. (a)                                        7,300            923
Motorola, Inc.                                               400             30
National Semiconductor Corp. (a)                           2,500             77
NCR Corp. (a)                                                 62              2
Northrop Grumman Corp.                                       300             26
Oracle Systems Corp. (a)                                   9,400            473
Perkin-Elmer Corp.                                         4,800            382
Quantum Corp.                                              8,900            181
Sensormatic Electronics Corp.                             20,700            267
Sun Microsystems, Inc.                                     8,300            309
Symbol Technologies, Inc.                                  2,300             77
Texas Instruments, Inc.                                    1,000             84
Xerox Corp.                                                3,600            283
                                                                     ----------

                                                                          8,126
                                                                     ----------

TRANSPORTATION - 1.8%
Burlington Northern, Inc.                                  1,900            171
CNF Transportation, Inc.                                     500             16
Consolidated Freightways Corp. (a)                           250              4
CSX Corp.                                                  5,300            294
Southwest Airlines Co.                                     5,200            135
Union Pacific Corp.                                        5,300            374
                                                                     ----------

                                                                            994
                                                                     ----------

UTILITIES - 8.9%
360 Communications Co. (a)                                   800             14
AT&T Corp.                                                 2,800             98
Bell Atlantic Corp.                                        2,700            205
Consolidated Edison Co.                                   10,400            306
Dominion Resources, Inc.                                   4,700            172
DTE Energy Co.                                             5,300            146
Duke Power Co.                                             7,206            345
Enron Corp.                                                7,100            290
Entergy Corp.                                              6,400            175
GTE Corp.                                                  9,800            430
Illinova Corp.                                            13,800            304
Lucent Technologies, Inc.                                  1,300             94
MCI Communications Corp.                                   6,100            233
New England Electric System                                  500             19
Northern States Power Co.                                    600             31
NYNEX Corp.                                                4,600            265
Peco Energy Co.                                            2,700             57
Sprint Corp.                                              14,000            737
U.S. West Communications Group                               500             19
U.S. West Media Group (a)                                 13,300            269
Unicom Corp.                                               1,000             22
WorldCom, Inc.                                            23,010            735
                                                                     ----------

                                                                          4,966
                                                                     ----------

TOTAL COMMON STOCKS
(cost $45,584)                                                           52,928
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 5.0%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                   $    2,659          2,659
United States Treasury Notes
   5.750% due 10/31/97 (c)                                   150            150
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,809)                                                             2,809
                                                                     ----------


26  Equity T Fund                                                Specialty Funds

EQUITY T FUND

June 30, 1997 (Unaudited)

                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $48,393)(d) - 99.6%                                 $   55,737

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                  193
                                                                     ----------

NET ASSETS - 100.0%                                                  $   55,930
                                                                     ----------
                                                                     ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
NV - Nonvoting

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ---------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/97                                       4      $        7
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $        7
                                                                     ----------
                                                                     ----------


(#) At June 30, 1997, United States Treasury Notes valued at $150 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                Equity T Fund  27

EQUITY T FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                             Amounts in
                                                                                          thousands (except
                                                                                          per share amount)
ASSETS
Investments at market (identified cost $48,393)(Note 2). . . . . . . . . . . . . . . . .  $          55,737
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 68
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                173
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 17
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . .                 21
                                                                                          -----------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             56,016

LIABILITIES
Payables:
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . .  $             42
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . .                31
   Daily variation margin on futures contracts (Notes 2 and 3) . . . .                13
                                                                        ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 86
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          55,930
                                                                                          -----------------
                                                                                          -----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .  $             182
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .                243
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,344
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 44
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             48,110
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          55,930
                                                                                          -----------------
                                                                                          -----------------

NET ASSET VALUE, offering and redemption price per share:
   ($55,930,203 divided by 4,414,439 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . .  $           12.67
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

28  Equity T Fund                                                Specialty Funds

EQUITY T FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                         Amounts in thousands
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             294
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . .                 62
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3
                                                                                          -----------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                359

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . .  $            133
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                27
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . .                10
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . .                 1
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . .                 5
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . .                27
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1
   Amortization of deferred organization expenses. . . . . . . . . . .                 2
                                                                        ----------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . .               208
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . .               (31)
                                                                        ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                177
                                                                                          -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                182
                                                                                          -----------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .                46
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . .               223                269
                                                                        ----------------
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,647
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . .                 7              6,654
                                                                        ----------------  -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,923
                                                                                          -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . .  $           7,105
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                Equity T Fund  29

EQUITY T FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                       FOR THE SIX MONTHS    FOR THE PERIOD
                                                                                       ENDED JUNE 30, 1997       ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1996*
                                                                                       -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $              182   $               46
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  269                  (26)
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .                6,654                  697
                                                                                       -------------------  ------------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . .                7,105                  717
                                                                                       -------------------  ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   --                  (46)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .                   --                   (2)
                                                                                       -------------------  ------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . .                   --                  (48)
                                                                                       -------------------  ------------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions (Note 6) . . .               28,894               19,262
                                                                                       -------------------  ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              35,999                19,931

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               19,931                   --
                                                                                       -------------------  ------------------
   End of period (including undistributed net investment income of
      $182 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           55,930   $           19,931
                                                                                       -------------------  ------------------
                                                                                       -------------------  ------------------


*For the period October 7, 1996 (commencement of operations) to December 31, 1996.


        The accompanying notes are an integral part of the financial statements.


30  Equity T Fund                                                Specialty Funds

EQUITY T FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     1997*         1996**
                                                                                   ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .   $    10.61    $    10.00
                                                                                   ----------    ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .04           .03
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . .         2.02           .61
                                                                                   ----------    ----------

      Total Income From Investment Operations. . . . . . . . . . . . . . . . . .         2.06           .64
                                                                                   ----------    ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --          (.03)
                                                                                   ----------    ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .   $    12.67    $    10.61
                                                                                   ----------    ----------
                                                                                   ----------    ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19.42          6.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . .       55,930        19,931

   Ratios to average net assets (%)(b)(c):
      Operating expenses, net  . . . . . . . . . . . . . . . . . . . . . . . . .         1.00          1.00
      Operating expenses, gross. . . . . . . . . . . . . . . . . . . . . . . . .         1.18          2.83
      Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .         1.03          1.62

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . . . . . . . . . . .         8.44          8.86
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . . . . . . . . . . . . . . . . . .        .0300         .0301
   Per share amount of fees waived ($ omitted)(d). . . . . . . . . . . . . . . .        .0071         .0143
   Per share amount of fees reimbursed ($ omitted) . . . . . . . . . . . . . . .           --         .0194


*   For the six months ended June 30, 1997 (Unaudited).
**  For the period October 7, 1996 (commencement of operations) to
    December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods June 30, 1997 and October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees. See Note 4.
(d) See Note 4 for current period amounts.


Specialty Funds                                                Equity T Fund  31

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
MUNICIPAL BONDS - 101.5%
ALABAMA - 0.7%
Jefferson County, Alabama Sewer Revenue, Series A (a)                       $      500          5.000%      02/01/05     $      506
                                                                                                                         ----------

                                                                                                                                506
                                                                                                                         ----------

ALASKA - 2.8%
North Slope Borough, Alaska, Zero Coupon, Series B, General Obligation (a)         375          0.000       06/30/99            343
North Slope Borough, Alaska, Zero Coupon, Series A (a)                           1,385          0.000       06/30/00          1,206
North Slope Borough, Alaska, Zero Coupon, Series A (a)                             500          0.000       06/30/99            458
                                                                                                                         ----------

                                                                                                                              2,007
                                                                                                                         ----------

ARIZONA - 2.2%
Arizona State Transportation Board, Series A, Special Obligations
  Revenue (pre-refunded 07/01/01)                                                1,425          6.450       07/01/06          1,553
                                                                                                                         ----------

                                                                                                                              1,553
                                                                                                                         ----------

CALIFORNIA - 6.4%
California Health Facilities Financing, Series D, Health Care Revenue (a)          665          5.750       07/01/98            677
California State Public Works Lease, Series A, State and Local
  Appropriation (a)                                                                500          5.100       12/01/98            508
California State Public Works Lease, State and Local Appropriation (a)             600          5.250       12/01/98            611
California, State of, General Obligation (a)                                       850          6.100       11/01/01            912
Los Angeles County, California, California Transportation
  Participation Certificate, Series B, Tax Revenue                                 760          5.900       07/01/00            790
Sacramento, California, Municipal Utility District, Series Z, Utility
  Revenue (a)                                                                    1,000          6.000       07/01/01          1,063
                                                                                                                         ----------

                                                                                                                              4,561
                                                                                                                         ----------

COLORADO - 0.7%
Denver, Colorado, City and County, General Obligation                              500          5.950       08/01/97            501
                                                                                                                         ----------

                                                                                                                                501
                                                                                                                         ----------

CONNECTICUT - 3.2%
Bridgeport, Connecticut, Series A, General Obligation (a)                        1,150          5.250       09/01/99          1,176
Connecticut State Unemployment, Series A, Compensation Revenue (a)               1,125          5.000       11/15/99          1,146
                                                                                                                         ----------
                                                                                                                              2,322
                                                                                                                         ----------

DISTRICT OF COLUMBIA - 1.4%
District of Columbia, Series A, General Obligation (a)                             500          7.250       06/01/98            515
District of Columbia, Series A, General Obligation (a)                             500          5.500       04/01/01            512
                                                                                                                         ----------

                                                                                                                              1,027
                                                                                                                         ----------


32  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
FLORIDA - 2.4%
Hillsborough County, Florida, Zero Coupon, Series A
   Utility Refunding Revenue (a)                                            $    1,000          0.000%      08/01/99     $      915
Jacksonville, Florida, Pollution Control Revenue                                   100          4.000 (b)   05/01/29            100
Orange County, Florida, Series A, School Board (a)                                 575          4.700       08/01/01            581
St. Lucie County, Florida, Pollution Control Revenue                               100          4.000 (b)   03/01/27            100
                                                                                                                         ----------

                                                                                                                              1,696
                                                                                                                         ----------

GEORGIA - 1.7%
Atlanta, Georgia, Airport Facilities Revenue (a)                                   500          5.500       01/01/01            518
Burke County, Georgia, Development Authority Pollution
   Control Revenue                                                                 200          4.000 (b)   04/01/32            200
Chatham County, Georgia, Series A, Hospital Authority Revenue (a)                  500          5.000       01/01/00            508
                                                                                                                         ----------

                                                                                                                              1,226
                                                                                                                         ----------

GUAM - 0.7%
Guam Government, Series A, General Obligation                                      500          5.750       08/15/99            509
                                                                                                                         ----------

                                                                                                                                509
                                                                                                                         ----------

HAWAII - 1.6%
Honolulu, Hawaii, City & County General, Series B, General Obligation            1,150          5.000       10/01/02          1,175
                                                                                                                         ----------

                                                                                                                              1,175
                                                                                                                         ----------

ILLINOIS - 5.7%
Chicago, Illinois, Series C, General Obligation (a)                              1,500          6.250       10/31/01          1,602
Illinois Health Facilities Authority Revenue, Series A (a)                         500          5.000       10/01/00            505
Illinois Health Facilities Authority Revenue, Series A (a)                         250          4.800       10/01/99            253
Illinois Health Facilities Authority, Series C, Special Obligation
   Revenue (pre-refunded 04/01/99)                                                 500          7.500       04/01/18            537
Illinois State, General Obligation (a)                                             500          5.375       05/01/01            517
Illinois, State of, General Obligation (pre-refunded 06/01/98)                     625          5.800       06/01/98            636
                                                                                                                         ----------

                                                                                                                              4,050
                                                                                                                         ----------

IOWA - 1.4%
Iowa Student Loan Liquidity Corp., Series A, Student Loan Revenue                1,000          6.000       03/01/98          1,013
                                                                                                                         ----------

                                                                                                                              1,013
                                                                                                                         ----------

KENTUCKY - 1.4%
McCracken County, Kentucky, Hospital Revenue, Series A,
   Health Care Revenue (a)                                                       1,000          5.700       11/01/00          1,040
                                                                                                                         ----------

                                                                                                                              1,040
                                                                                                                         ----------


Specialty Funds                             Limited Volatility Tax Free Fund  33

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
LOUISIANA - 2.2%
Lafayette, Louisiana, Public Power Authority Electric Revenue (a)             $    500          4.500%      11/01/99       $    504
Louisiana Public Facilities Authority Revenue, Health Care Revenue                 500          5.500       10/15/99            514
Louisiana State of, Series A, General Obligation (a)                               500          6.000       08/01/00            524
                                                                                                                         ----------

                                                                                                                              1,542
                                                                                                                         ----------

MARYLAND - 1.4%
Maryland State, Stadium Authority Lease Revenue Convention
   Center Expansion (a)                                                          1,000          5.375       12/15/00          1,034
                                                                                                                         ----------

                                                                                                                              1,034
                                                                                                                         ----------

MICHIGAN - 7.5%
Michigan Municipal Bond Authority Revenue, Series B, State and
   Local Appropriations (a)                                                        550          6.900       05/01/99            576
Michigan State Building Authority Revenue, Series I                                375          5.400       10/01/03            390
Michigan State Hospital Finance Authority Revenue, Series A                        500          5.000       07/01/02            509
Michigan State Hospital Finance Authority Revenue, Series S                        500          5.500       08/15/00            514
Michigan State Trunk Line, Series A, Special Obligation Revenue
   (pre-refunded 08/15/99)                                                         400          7.000       08/15/17            430
Michigan State Underground Storage Tank Assurance Authority,
   Series I (a)                                                                  2,900          5.000       05/01/99          2,941
                                                                                                                         ----------

                                                                                                                              5,360
                                                                                                                         ----------

MINNESOTA - 4.6%
Minneapolis St. Paul, Minnesota Metropolitan Council, Series D,
   General Obligation                                                              535          5.900       09/01/97            537
Minnesota State Revenue, Series A (a)                                            1,500          5.000       06/30/99          1,525
Minnesota, State of, General Obligation                                            500          6.400       08/01/98            513
Minnesota, State of, General Obligation                                            700          5.600       10/01/99            722
                                                                                                                         ----------

                                                                                                                              3,297
                                                                                                                         ----------

NEW JERSEY - 3.8%
New Jersey State Transportation Corporation Capital Grant Anticipation
   Notes, Series A                                                                 670          4.900       09/01/01            681
New Jersey State Transportation Corporation Capital Grant Anticipation
   Notes, Series A                                                               1,000          5.000       09/01/00          1,018
Ocean County, New Jersey, Utilities Authority Waste Water Revenue                1,000          5.000       01/01/01          1,021
                                                                                                                         ----------

                                                                                                                              2,720
                                                                                                                         ----------

NEW MEXICO - 1.6%
New Mexico, Mortgage Finance Authority Revenue, Series A1                        1,100          6.200       01/01/01          1,139
                                                                                                                         ----------

                                                                                                                              1,139
                                                                                                                         ----------


34  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
NEW YORK - 9.4%
Municipal Assistance Corp. New York, New York, Series E                     $    1,000          4.700%      07/01/02     $    1,008
Municipal Assistance Corp. New York, New York, Series L                            500          4.500       07/01/02            499
New York City, New York, Series H, General Obligation                              750          5.250       08/01/03            759
New York State Dormitory Authority Revenue                                         500          5.000       07/01/00            506
New York State Dormitory Authority Revenue                                         500          4.900       05/15/00            505
New York State Dormitory Authority Revenue, Series A                               375          6.000       02/15/03            395
New York State Dormitory Authority Revenue, Series A                               375          6.000       08/15/04            397
New York State Urban Development Corp. Revenue, Series 7                           125          5.500       01/01/01            128
New York, New York, Series A, General Obligation                                   500          5.700       08/01/02            517
New York, New York, Series C, General Obligation                                   500          6.125       08/01/01            524
New York, New York, Series D, General Obligation                                   350          6.000       02/01/99            358
New York, New York, Series E, General Obligation                                   500          5.300       08/01/03            507
New York, New York, Series F, General Obligation                                   500          5.300       08/01/03            507
New York, New York, Series L, General Obligation                                   150          5.000       08/01/01            150
                                                                                                                         ----------

                                                                                                                              6,760
                                                                                                                         ----------

OHIO - 2.9%
Cleveland, Ohio, City School District Revenue Anticipation Notes (a)               555          5.000       06/01/00            565
Cuyahoga County, Ohio, Hospital Revenue (a)                                      1,000          5.000       02/15/00          1,015
Lorain County, Ohio, Hospital Revenue                                              500          4.750       09/01/00            506
                                                                                                                         ----------

                                                                                                                              2,086
                                                                                                                         ----------

OKLAHOMA - 0.4%
Stillwater, Oklahoma, Series A, Medical Center Authority                           300          5.550       05/15/01            303
                                                                                                                         ----------

                                                                                                                                303
                                                                                                                         ----------

PENNSYLVANIA - 2.7%
Lehigh County, Pennsylvania, Special Obligation Revenue
   (pre-refunded 08/01/00)(a)                                                      500          6.900       08/01/11            546
Pennsylvania State First Series (a)                                                500          5.250       05/15/99            510
Pennsylvania, State of, General Obligation                                         500          5.300       07/01/99            511
Philadelphia, Pennsylvania, Zero Coupon, Water & Sewer Revenue (a)                 500          0.000       10/01/02            389
                                                                                                                         ----------

                                                                                                                              1,956
                                                                                                                         ----------

PUERTO RICO - 0.7%
Commonwealth of Puerto Rico                                                        500          5.500       07/01/01            517
                                                                                                                         ----------

                                                                                                                                517
                                                                                                                         ----------

RHODE ISLAND - 1.4%
Rhode Island Housing & Mortgage Finance Authority, Series A,
   Housing Revenue (a)                                                           1,000          5.150       07/01/01          1,018
                                                                                                                         ----------

                                                                                                                              1,018
                                                                                                                         ----------


Specialty Funds                             Limited Volatility Tax Free Fund  35

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
SOUTH CAROLINA - 2.1%
Piedmont, South Carolina, Municipal Power Agency Service, Series A,
   Utility Revenue (a)                                                      $      500          5.700%      01/01/98     $      505
South Carolina Public Service Authority Revenue, Series B, Utility
   Revenue (a)                                                                     500          5.000       01/01/99            506
Spartanburg County, South Carolina, Social Health Services, Inc.
   Hospital Revenue (a)                                                            500          4.400       04/15/01            498
                                                                                                                         ----------

                                                                                                                              1,509
                                                                                                                         ----------

SOUTH DAKOTA - 0.9%
South Dakota State Lease Revenue, Series B, State and Local Appropriation          650          5.700       09/01/97            652
                                                                                                                         ----------

                                                                                                                                652
                                                                                                                         ----------

TENNESSEE - 0.9%
Metropolitan Government, Nashville & Davidson County, Tennessee,
   Health & Education                                                              615          5.250       05/01/01            625
                                                                                                                         ----------

                                                                                                                                625
                                                                                                                         ----------

TEXAS - 7.6%
Abilene, Texas, Health Facilities Development Corp., Medical Center A,
   Health Care Revenue (a)                                                         500          5.100       09/01/99            509
Arlington, Texas, Independent School District, General Obligation                  600          5.150       02/15/99            610
Austin, Texas, Zero Coupon, General Obligation (a)                                 645          0.000       09/01/97            641
Austin, Texas, Zero Coupon, General Obligation
   (pre-refunded 09/01/97)(a)                                                       30          0.000       09/01/97             30
Denison, Texas, Hospital Authority Revenue                                         500          5.250       08/15/01            506
San Antonio, Texas, General Obligation                                           1,000          5.000       08/01/00          1,009
Texas, State of, Series C, General Obligation                                    1,500          5.000       04/01/99          1,522
University of Texas, University Revenues, Series A                                 605          5.000       08/15/03            616
                                                                                                                         ----------

                                                                                                                              5,443
                                                                                                                         ----------

UTAH - 6.4%
Intermountain Power Agency, Series B, Utility Revenue (a)                          500          5.250       07/01/99            510
Intermountain Power Agency, Series B, Utility Revenue                              500          7.200       07/01/99            525
Intermountain Power Agency, Series C, Utility Revenue (a)                        1,500          5.500       07/01/99          1,537
Intermountain Power Agency, Series C, Utility Revenue                            1,000          4.700       07/01/02          1,004
Intermountain Power Agency, Series E, Utility Revenue                              500          5.250       07/01/01            514
Utah State, Building Ownership Authority, Series A, Lease Revenue                  500          5.500       05/15/00            514
                                                                                                                         ----------

                                                                                                                              4,604
                                                                                                                         ----------


36  Limited Volatility Tax Free Fund            Limited Volatility Tax Free Fund

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)

                                                                             PRINCIPAL                       DATE          MARKET
                                                                              AMOUNT                          OF           VALUE
                                                                              (000)          COUPON        MATURITY        (000)
                                                                            ----------     ----------     ----------     ----------
VIRGINIA - 1.8%
Virginia Public Building Authority Revenue, Staff and Local Appropriation   $      500          5.100%      08/01/99     $      509
Virginia, State of, General Obligation                                             740          5.375       06/01/99            759
                                                                                                                         ----------

                                                                                                                              1,268
                                                                                                                         ----------

WASHINGTON - 10.5%
CDP King County III, Washington, Lease Revenue (a)                               1,000          4.600       06/01/03            992
Clark County, Washington Public Utility District Number 1, Utility
   Revenue (a)                                                                     500          5.000       01/01/99            505
Washington State Public Power Supply System, Series A, Utility Revenue             280          5.000       07/01/00            283
Washington State Public Power Supply System, Series A, Utility Revenue           1,500          5.450       07/01/00          1,537
Washington State Public Power Supply System, Series B, Utility Revenue             650          7.200       07/01/99            684
Washington State Public Power Supply System, Series B, Utility Revenue             500          5.000       07/01/00            506
Washington, State of, Series R                                                     500          5.000       07/01/99            508
Washington, State of, Series C, General Obligation                               2,000          5.500       07/01/99          2,051
Washington, State of, Series R-92 B, General Obligation                            500          5.750       09/01/97            502
                                                                                                                         ----------

                                                                                                                              7,568
                                                                                                                         ----------

WYOMING - 0.4%
Lincoln County, Wyoming Pollution Control Revenue, Project B                       200          4.100 (b)   11/01/14            200
Lincoln County, Wyoming Pollution Control Revenue, Project C                       100          4.100 (b)   11/01/14            100
                                                                                                                         ----------

                                                                                                                                300
                                                                                                                         ----------

TOTAL MUNICIPAL BONDS  (cost $72,002)                                                                                        72,887
                                                                                                                         ----------

SHORT-TERM TAX-EXEMPT OBLIGATIONS - 0.4%
Harris County, Texas, Industrial Development Corp., Series B, daily demand         300          4.050 (b)   03/01/24            300
                                                                                                                         ----------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $300)                                                                             300
                                                                                                                         ----------

TOTAL INVESTMENTS (identified cost $72,302)(c) - 101.9%                                                                      73,187

OTHER ASSETS AND LIABILITIES, NET - (1.9%)                                                                                   (1,355)
                                                                                                                         ----------

NET ASSETS - 100.0%                                                                                                      $   71,832
                                                                                                                         ----------
                                                                                                                         ----------


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Company
MBIA - Municipal Bond Investors Assurance


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                             Limited Volatility Tax Free Fund  37

LIMITED VOLATILITY TAX FREE FUND

June 30, 1997 (Unaudited)


QUALITY RATINGS AS A % OF MARKET VALUE

AAA                                             59%
AA                                              28
A                                                4
BBB                                              9
                                          --------
                                               100%
                                          --------
                                          --------


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

General Obligation                              34%
Utility Revenue                                 18
State and Community Lease                       13
Health Care Revenue                             12
Refunded                                         5
Housing Revenue                                  3
University Revenue                               2
Student Loan Revenue                             1
Other                                           12
                                          --------
                                               100%
                                          --------
                                          --------


        The accompanying notes are an integral part of the financial statements.

38  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                             Amounts in
                                                                                          thousands (except
                                                                                          per share amount)
ASSETS
Investments at market (identified cost $72,302)(Note 2). . . . . . . . . . . . . . . . .  $          73,187
Receivables:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,284
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                145
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 29
                                                                                          -----------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             74,645

LIABILITIES
Payables:
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . .  $          2,706
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . .                29
   Accrued fees to affiliates (Note 4) . . . . . . . . . . . . . . . .                40
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . .                38
                                                                        ----------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,813
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          71,832
                                                                                          -----------------
                                                                                          -----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .  $             256
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,023)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . .                885
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 34
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             71,680
                                                                                          -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          71,832
                                                                                          -----------------
                                                                                          -----------------

NET ASSET VALUE, offering and redemption price per share:
  ($71,832,007 divided by 3,406,108 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . .  $           21.09
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                             Limited Volatility Tax Free Fund  39

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                         Amounts in thousands
INVESTMENT INCOME:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           1,643

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . .  $            172
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                28
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . .                28
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . .                 3
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . .                11
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .                11
                                                                        ----------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                255
                                                                                          -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,388
                                                                                          -----------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . .                (38)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . .                 17
                                                                                          -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (21)
                                                                                          -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . .  $           1,367
                                                                                          -----------------
                                                                                          -----------------


        The accompanying notes are an integral part of the financial statements.

40  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Amounts in thousands

                                                                                       FOR THE SIX MONTHS    FOR THE PERIOD
                                                                                       ENDED JUNE 30, 1997       ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1996
                                                                                       -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $            1,388   $            2,518
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (38)                 (15)
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .                   17                 (626)
                                                                                       -------------------  ------------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . .                1,367                1,877
                                                                                       -------------------  ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (1,132)              (2,536)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .                   --                   (3)
                                                                                       -------------------  ------------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . . .               (1,132)              (2,539)
                                                                                       -------------------  ------------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions (Note 6) . . .                5,253                3,168
                                                                                       -------------------  ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .                5,488                2,506

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               66,344               63,838
                                                                                       -------------------  ------------------
   End of period (including undistributed net investment income of
      $256 at June 30, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           71,832   $           66,344
                                                                                       -------------------  ------------------
                                                                                       -------------------  ------------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                             Limited Volatility Tax Free Fund  41

LIMITED VOLATILITY TAX FREE FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                 1997*       1996        1995        1994        1993        1992
                                                               --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .   $  21.02    $  21.24    $  20.48    $  21.45    $  21.03    $  20.85
                                                               --------    --------    --------    --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . .        .42         .85         .81         .86         .94        1.01
   Net realized and unrealized gain (loss) on investments. .       (.01)       (.21)        .77        (.97)        .42         .18
                                                               --------    --------    --------    --------    --------    --------

      Total Income From Investment Operations. . . . . . . .        .41         .64        1.58        (.11)       1.36        1.19
                                                               --------    --------    --------    --------    --------    --------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . .       (.34)       (.86)       (.82)       (.86)       (.94)      (1.01)
                                                               --------    --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .   $  21.09    $  21.02    $  21.24    $  20.48    $  21.45    $  21.03
                                                               --------    --------    --------    --------    --------    --------
                                                               --------    --------    --------    --------    --------    --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .       1.99        3.07        7.81       (0.54)       6.58        5.85

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . .     71,832      66,344      63,838      48,975      51,211      38,399

   Ratios to average net assets (%)(b):
      Operating expenses . . . . . . . . . . . . . . . . . .        .75         .75         .74         .72         .75         .80
      Net investment income. . . . . . . . . . . . . . . . .       4.06        4.02        3.91        4.14        4.40        4.89

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . .      35.46       74.34       73.91       71.71       24.05       18.21


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


42  Limited Volatility Tax Free Fund                             Specialty Funds

MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                                      PRINCIPAL                        DATE
                                                                       AMOUNT                           OF          VALUE
                                                                       (000)             RATE        MATURITY*      (000)
                                                                     ----------         ------       ---------    ----------
CORPORATE BONDS AND NOTES - 15.7%
Beta Finance, Inc.                                                   $    5,000         5.930%       03/16/98     $    5,000
Carolina Medical Plan, Inc. (a)                                          20,000         5.670        06/01/22         20,000
Chase Manhattan Credit Card Trust                                        12,933         7.400        09/16/97         12,935
Chrysler Financial Corp. (MTN)                                           10,000         7.480        03/09/98         10,095
Ford Holdings Inc.                                                       13,426         9.250        07/15/97         13,443
Goldman Sachs Group L.P. (a)                                             25,000         5.625        08/27/97         25,000
Merrill Lynch & Co., Inc. (a)                                            25,000         5.690        06/01/98         25,000
                                                                                                                  ----------
TOTAL CORPORATE BONDS AND NOTES (cost $111,473)                                                                      111,473
                                                                                                                  ----------
EURODOLLAR BONDS AND NOTES - 3.7%
Ford Credit Europe (MTN)                                                  1,025         6.875        10/10/97          1,028
Societe Generale (MTN)                                                   25,000         5.590        07/01/98         24,982
                                                                                                                  ----------
TOTAL EURODOLLAR BONDS AND NOTES (cost $26,010)                                                                       26,010
                                                                                                                  ----------
YANKEE BONDS AND NOTES - 2.1%
Bayerische Landesbank                                                     5,000         6.250        04/15/98          5,004
Canadian Imperial Bank                                                    5,000         5.940        03/17/98          4,999
Westpac Banking Corp.                                                     5,000         5.970        03/23/98          4,998
                                                                                                                  ----------
TOTAL YANKEE BONDS AND NOTES (cost $15,001)                                                                           15,001
                                                                                                                  ----------
EURODOLLAR CERTIFICATES OF DEPOSIT - 1.4%
Commerzbank                                                              10,000         5.890        03/06/98          9,995
                                                                                                                  ----------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $9,995)                                                                 9,995
                                                                                                                  ----------
YANKEE CERTIFICATES OF DEPOSIT - 8.6%
Bank of Tokyo Mitsubishi                                                 10,000         5.800        08/28/97         10,000
Bank of Tokyo Mitsubishi                                                  5,000         5.870        12/29/97          5,000
Bank of Tokyo Mitsubishi                                                  5,000         6.000        03/04/98          5,000
Bank of Tokyo Mitsubishi                                                  4,000         6.280        04/02/98          4,000
Canadian Imperial Bank                                                   25,000         5.580        07/02/97         25,000
Rabobank                                                                 10,000         6.200        04/09/98          9,992
Westpac Banking Corp.                                                     2,000         5.830        01/15/98          1,996
                                                                                                                  ----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $60,988)                                                                   60,988
                                                                                                                  ----------
DOMESTIC COMMERCIAL PAPER - 34.7%
Alpha Finance Corp.                                                      10,000         5.850        03/03/98         10,000
Bavaria TRR Corp.                                                        15,000         5.590        07/10/97         14,979
Bavaria TRR Corp.                                                        18,000         5.600        07/16/97         17,958
Centric Funding Corp.                                                    16,000         5.565        07/02/97         15,998
Centric Funding Corp.                                                     6,600         5.590        08/19/97          6,550



44  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

June 30, 1997 (Unaudited)


                                                                      PRINCIPAL                        DATE
                                                                       AMOUNT                           OF          VALUE
                                                                       (000)             RATE        MATURITY*      (000)
                                                                     ----------         ------       ---------    ----------
Chrysler Financial Corp                                              $   25,000         5.580%        07/01/97    $   25,000
Corestates Capital Corp. (a)                                             25,000         5.630         07/29/97        25,000
First Chicago Financial Corp.                                            10,000         5.640         07/02/97         9,998
First Chicago Financial Corp.                                            20,000         5.539         07/07/97        19,982
General Electric Capital Corp.                                            6,000         5.640         07/07/97         5,994
General Electric Capital Corp.                                           29,000         5.700         07/09/97        29,000
General Motors Acceptance Corp.                                           5,000         5.340         08/20/97         4,963
General Motors Acceptance Corp.                                           9,000         5.780         10/08/97         8,857
Pegasus Two Ltd.                                                          8,000         5.600         07/10/97         7,989
Pegasus Two Ltd.                                                          7,000         5.680         08/05/97         6,961
Redwood Receivable Corp.                                                 30,000         6.300         07/01/97        30,000
Texas Agricultural Financial Authority                                    7,000         5.670         07/10/97         6,990
                                                                                                                  ----------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $246,219)                                                                      246,219
                                                                                                                  ----------
EURODOLLAR COMMERCIAL PAPER - 11.3%
Banco BCN Barclays Ltd.                                                  10,000         5.620         12/08/97         9,750
Banco Real SA Grand Cayman                                               17,000         5.760         10/03/97        16,744
Credit Suisse                                                            34,000         5.807         07/28/97        34,000
Ford Credit Canada Ltd.                                                  20,000         5.624         07/16/97        19,953
                                                                                                                  ----------
TOTAL EURODOLLAR COMMERCIAL PAPER (cost $80,447)                                                                      80,447
                                                                                                                  ----------
EURODOLLAR TIME DEPOSITS - 16.3%
Bank of Montreal                                                         15,000         5.625         07/11/97        15,000
Bank of Nova Scotia                                                      21,000         5.562         07/01/97        21,000
Bank of Tokyo Mitsubishi Ltd.                                            10,000         5.812         10/01/97        10,000
Industrial Bank of Japan                                                 25,000         6.750         07/01/97        25,000
Societe Generale                                                         10,000         6.010         10/28/97        10,000
Sumitomo Bank                                                            15,000         5.740         07/11/97        15,000
Sumitomo Bank                                                            20,000         5.781         08/05/97        20,000
                                                                                                                  ----------
TOTAL EURODOLLAR TIME DEPOSITS (cost $116,000)                                                                       116,000
                                                                                                                  ----------
UNITED STATES GOVERNMENT AGENCIES - 4.3%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                          12,926         6.031         06/01/05        12,939
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                   12,500         6.098         12/01/17        12,718
Federal Home Loan Bank                                                    5,000         5.875         02/26/98         5,000
                                                                                                                  ----------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $30,657)                                                                30,657
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $696,790) - 98.1%                                                                  696,790
                                                                                                                  ----------


Specialty Funds                                            Money Market Fund  45

MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                                                                     VALUE
                                                                                                                     (000)
                                                                                                                   ----------
REPURCHASE AGREEEMENTS - 9.6%
Agreement with HSBC and Chase Bank (Tri-Party) of $25,000
    acquired June 30, 1997 at 6.250% to be repurchased at $25,004 on July 1, 1997 collateralized by:
         $25,630 Federal Farm Credit Bank Discount Notes, due 07/17/97 to 09/15/97, valued at $25,500.             $   25,000
Agreement with Lehman Brothers and Chase Bank (Tri-Party) of $42,764 acquired June 30, 1997 at 6.150% to be repurchased at $42,771 on July 1, 1997 collateralized by:
         $13,030 Federal Farm Credit Bank Notes, due 07/01/97 to 04/01/98 valued at $13,204; and
         $23,010 Federal Home Loan Bank Discount Notes, due 09/01/97 to 05/12/98, valued at $23,290; and
         $6,795 Federal National Mortgage Association Notes, due 08/14/97 valued at $7,113.                            42,764
                                                                                                                   ----------
TOTAL REPURCHASE AGREEMENTS (identified cost $67,764)                                                                  67,764
                                                                                                                   ----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS (cost $764,554)(b) - 107.7%                                               764,554

OTHER ASSETS AND LIABILITIES, NET - (7.7%)                                                                           (54,604)
                                                                                                                   ----------
NET ASSETS - 100.0%                                                                                                $  709,950
                                                                                                                   ----------
                                                                                                                   ----------

* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note


        The accompanying notes are an integral part of the financial statements.


46  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .    $        696,790
Repurchase agreements (identified cost $67,764)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .              67,764
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,750
                                                                                                            ----------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             768,304

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,278
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,982
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  94
                                                                                        ----------------
     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,354
                                                                                                            ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        709,950
                                                                                                            ----------------
                                                                                                            ----------------
NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          7,099
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             702,851
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        709,950
                                                                                                            ----------------
                                                                                                            ----------------
NET ASSET VALUE, offering and redemption price per share:
  ($709,949,854 divided by 709,949,854 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           1.00
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                            Money Market Fund  47

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         16,597

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            737
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  82
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                        ----------------
  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 870
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (737)
                                                                                        ----------------
     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  133
                                                                                                             ----------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               16,464
                                                                                                             ----------------
Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .     $         16,464
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


48  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                      FOR THE SIX MONTHS      FOR THE YEAR
                                                                                      ENDED JUNE 30, 1997         ENDED
                                                                                          (UNAUDITED)        DECEMBER 31, 1996
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            16,464   $            31,584
                                                                                      -------------------   -------------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .               16,464                31,584

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (16,464)              (31,584)

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              213,018               (36,711)
                                                                                      -------------------   -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              213,018               (36,711)

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              496,932               533,643
                                                                                      -------------------   -------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           709,950   $           496,932
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------

        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                           Money Market Funds  49

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                         1997*      1996       1995       1994       1993       1992
                                                       --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . .  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                       --------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . .     .0277      .0549      .0601      .0447      .0342      .0403
                                                       --------   --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . .    (.0277)    (.0549)    (.0601)    (.0447)    (.0342)    (.0403)
                                                       --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . .  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                       --------   --------   --------   --------   --------   --------
                                                       --------   --------   --------   --------   --------   --------

TOTAL RETURN (%)(a)(b). . . . . . . . . . . . . . . .      2.81       5.63       6.19       4.57       3.48       4.11

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . . .   709,950    496,932    533,643    502,302    415,998    347,464

  Ratios to average net assets (%)(b)(c):
    Operating expenses, net . . . . . . . . . . . . .       .05        .05        .06        .05        .07        .08
    Operating expenses, gross . . . . . . . . . . . .       .30        .30        .26        .05        .07        .08
    Net investment income . . . . . . . . . . . . . .      5.60       5.49       6.01       4.49       3.38       4.04

  Per share amount of fees waived ($ omitted)(d). . .     .0012      .0025      .0020         --         --         --

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(c) The ratios for the period ended June 30, 1997 are annualized.
(d) See Note 4 for current period amounts.


50  Money Market Fund                                           Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                        ---------      ----------    ----------    ----------
UNITED STATES GOVERNMENT AGENCIES - 72.1%
Aid to Sri Lanka Guaranteed Note (Libor Floater)(a)                   $    3,750          6.098%      06/15/12     $    3,789
Aid to Chile Guaranteed Note (Libor Floater)(a)                            6,074          6.031       06/01/05          6,080
Federal Farm Credit Bank                                                  21,055          5.930       07/01/97         21,055
Federal Farm Credit Bank Discount Note                                     3,385          5.420       01/12/98          3,286
Federal Farm Credit Bank (a)                                               5,000          5.570       04/17/98          4,998
Federal Home Loan Bank                                                     2,500          5.795       07/07/97          2,500
Federal Home Loan Bank                                                     2,595          5.640       08/19/97          2,594
Federal Home Loan Bank                                                     1,000          5.790       09/08/97          1,000
Federal Home Loan Bank                                                     2,000          5.695       09/22/97          1,999
Federal Home Loan Bank                                                     1,000          7.870       12/15/97          1,008
Federal Home Loan Bank                                                     1,050          5.135       01/12/98          1,047
Federal Home Loan Bank                                                     1,000          5.610       01/26/98          1,000
Federal Home Loan Bank                                                     5,000          5.420       02/06/98          4,981
Federal Home Loan Bank                                                     3,000          5.135       03/04/98          2,985
Federal Home Loan Bank                                                     4,000          5.670       03/05/98          3,991
Federal Home Loan Bank                                                     1,000          5.260       04/27/98            993
Federal Home Loan Bank                                                     2,000          6.280       05/05/98          2,001
Federal Home Loan Bank                                                     1,000          6.200       05/06/98          1,000
Federal Home Loan Bank (a)                                                 3,000          5.250       08/14/97          2,999
Federal National Mortgage Association                                      2,690          8.050       07/14/97          2,692
Federal National Mortgage Association                                      1,035          8.800       07/25/97          1,037
Federal National Mortgage Association                                      3,000          5.640       09/03/97          2,998
Federal National Mortgage Association                                      2,300          9.550       09/10/97          2,315
Federal National Mortgage Association                                      1,835          5.400       12/05/97          1,834
Federal National Mortgage Association                                      2,500          6.050       01/12/98          2,503
Federal National Mortgage Association                                      2,000          5.375       01/13/98          1,993
Federal National Mortgage Association                                      5,000          8.650       02/10/98          5,085
Federal National Mortgage Association                                      1,500          5.250       03/25/98          1,490
Federal National Mortgage Association                                      3,000          5.730       04/13/98          2,993
Federal National Mortgage Association (MTN)                                5,000          6.010       07/17/97          5,001
Federal National Mortgage Association (MTN)(a)                             5,250          5.250       07/28/97          5,248
Federal National Mortgage Association (MTN)                                2,000          6.520       09/15/97          2,003
Federal National Mortgage Association (MTN)                                1,000          7.560       02/06/98          1,010
Federal National Mortgage Association (MTN)(a)                             1,500          6.000       02/17/98          1,503
Federal National Mortgage Association (MTN)                                1,000          5.400       03/18/98            997
Federal National Mortgage Association (MTN)(a)                             2,000          5.200       04/30/98          1,985
Federal National Mortgage Association (MTN)                                3,460          5.250       06/02/99          3,438
Federal National Mortgage Association (MTN)                                1,000          6.410       07/10/98          1,000
Federal Home Loan Mortgage Corp.                                          10,000          6.500       07/03/97         10,000
Federal Home Loan Mortgage Corp.                                           1,000          7.970       07/07/97          1,000
Federal Home Loan Mortgage Corp.                                           1,000          5.200       08/04/97            999
Federal Home Loan Mortgage Corp.                                           2,000          5.190       03/11/98          1,991
Federal Home Loan Mortgage Corp.                                           1,000          5.400       03/16/98            997
Secondary Market Services                                                 10,000          5.520       07/28/97          9,959
Secondary Market Services                                                 13,265          5.585       08/07/97         13,189


52  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                        ---------      ----------    ----------    ----------
Student Loan Marketing Association (a)                                $    5,000          5.240%      10/14/97     $    4,996
Student Loan Marketing Association (a)                                     2,000          5.070       07/12/99          1,996
Tennessee Valley Authority                                                 2,000          7.875       09/15/97          2,008
Tennessee Valley Authority (call date 09/15/97)                            2,200          7.875       09/15/01          2,209
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES                                                                               165,775
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $165,775) - 72.1%                                                                   165,775
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 28.0%
Agreement with HSBC and Chase Bank (Tri-Party) of $16,000
  acquired June 30, 1997 at 6.15% to be repurchased at $16,003 on July 1, 1997, collateralized by:
  $2,715 Federal Farm Credit Bank Discount Notes, due 11/03/97 to 2/13/98, valued at $2,804; and
  $5,305 Federal Home Loan Bank Discount Notes, due 8/01/97 to 2/23/98, valued at$5,382; and
  $4,850 Federal National Mortgage Association, due 01/12/98 to 05/11/98, valued at $4,968; and
  $2,680 Federal Home Loan Mortgage Association, due 07/07/97 to 01/27/98, valued at $2,793; and
  $385 Resolution Funding Strip, due 10/15/97 to 01/15/98 valued at $374.                                              16,000

Agreement with Lehman Brothers and Chase Bank (Tri-Party) of $48,434 acquired June 30, 1997 at 6.15% to be repurchased at $48,442 on July 1, 1997, collateralized by:
  $6,355 Federal Farm Credit Bank Discount Notes, due 07/01/97 to 05/26/98, valued at $6,520; and
  $27,010 Federal National Mortgage Association Discount Notes, due 01/16/98, valued at $26,181; and
  $16,170 Federal National Mortgage Association, due 07/10/97 to 05/13/98, valued at $16,560; and
  $138 Resolution Funding Strip, due 01/15/98, valued at $134.                                                         48,434
                                                                                                                   ----------
TOTAL REPURCHASE AGREEMENTS  (identified cost $64,434)                                                                 64,434
                                                                                                                   ----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS (cost $230,209)(b) - 100.1%                                               230,209

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                                               (223)
                                                                                                                   ----------
NET ASSET - 100.0%                                                                                                 $  229,986
                                                                                                                   ----------
                                                                                                                   ----------


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note


        The accompanying notes are an integral part of the financial statements.



Specialty Funds                            U.S. Government Money Market Fund  53

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .     $        165,775
Repurchase agreements (identified cost $64,434)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .               64,434
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,925
                                                                                                             ----------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              233,134

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          1,040
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,020
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                  53
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
                                                                                        ----------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3,148
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        229,986
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,300
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              227,686
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        229,986
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($229,986,248 divided by 229,986,248 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $           1.00
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


54  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           6,560

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            294
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 128
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
                                                                                        ----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 488
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (294)
                                                                                        ----------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  194
                                                                                                             ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6,366
                                                                                                             ----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .     $          6,366
                                                                                                             ----------------
                                                                                                             ----------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            U.S. Government Money Market Fund  55

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 Amounts in thousands

                                                                                       FOR THE SIX MONTHS       FOR THE YEAR
                                                                                       ENDED JUNE 30, 1997          ENDED
                                                                                           (UNAUDITED)        DECEMBER 31, 1996
                                                                                       -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             6,366   $             10,145
                                                                                       -------------------   --------------------
     Net increase in net assets resulting from operations. . . . . . . . . . . . . .                 6,366                 10,145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (6,366)              (10,145)

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .                (9,739)                89,784
                                                                                       -------------------   --------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .                (9,739)                89,784

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               239,725                149,941
                                                                                       -------------------   --------------------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           229,986   $            239,725
                                                                                       -------------------   --------------------
                                                                                       -------------------   --------------------


        The accompanying notes are an integral part of the financial statements.


56  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                            1997*       1996        1995        1994        1993        1992
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . .    $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . .         .0269       .0526       .0580       .0380       .0284       .0347
                                                         ----------  ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . .        (.0269)     (.0526)     (.0580)     (.0380)     (.0284)     (.0347)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . .    $   1.0000  $   1.0000  $   1.0000  $   1.0000     $1.0000     $1.0000
                                                         ----------  ----------  ----------  ----------  ----------  ----------
                                                         ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . . .          2.72        5.40        5.98        3.87        2.88        3.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . . .       229,986     239,725     149,941     112,077      95,410     153,976

  Ratios to average net assets (%):
    Operating expenses, net (b)(c). . . . . . . . . .           .17         .25         .32         .57         .49         .41
    Operating expenses gross (b)(c) . . . . . . . . .           .43         .50         .51         .57         .49         .41
    Net investment income (b) . . . . . . . . . . . .          5.66        5.27        5.82        3.91        2.85        3.47

  Per share amount of fees waived ($ omitted)(c). . .         .0012       .0025       .0019          --          --          --


*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.
(c) See Note 4 for current period amounts.


Specialty Funds                            U.S. Government Money Market Fund  57

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                       ----------      ----------    ----------    ----------
ALABAMA - 1.2%
Mobile, Alabama Industrial Development Revenue, weekly demand           $   1,150       4.375%(2)     12/01/97     $    1,150
                                                                                                                   ----------
                                                                                                                        1,150
                                                                                                                   ----------
ALASKA - 1.3%
City and Borough of Juneau, Alaska General Obligation Bonds (a)               410       6.000         01/01/98            414
Alaska State Housing Financial Corp. Revenue (pre-refunded
  07/01/97)(a)(b)                                                             155       6.125         12/01/07            155
Anchorage, Alaska Electric Utilities Revenue, Series C (a)                    650       3.650         12/01/97            650
                                                                                                                   ----------
                                                                                                                        1,219
                                                                                                                   ----------
ARIZONA - 4.5%
Maricopa County, Arizona Industrial Development Authority
  Revenue, weekly demand                                                      800       4.625 (2)     10/01/04            800
Pima County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                             2,700       4.200 (2)     10/01/22          2,700
Tucson, Arizona Industrial Development Authority, Series A,
  weekly demand                                                               650       4.250 (2)     06/01/15            650
                                                                                                                   ----------
                                                                                                                        4,150
                                                                                                                   ----------
CALIFORNIA - 0.5%
Ravenswood, California City School District Tax and Revenue
  Anticipation Notes                                                          500       4.500         07/08/97            500
                                                                                                                   ----------
                                                                                                                          500
                                                                                                                   ----------
COLORADO - 1.4%
Colorado Multi-family Housing Financing Authority, weekly demand            1,150       4.250 (2)     06/01/05          1,150
Colorado Multi-family Housing Financing Authority, Series A,
  weekly demand                                                               175       4.250 (2)     11/01/09            175
                                                                                                                   ----------
                                                                                                                        1,325
                                                                                                                   ----------
DELAWARE - 0.7%
Delaware Economic Development Authority Multi-family Revenue,
  weekly demand                                                               650       4.300 (2)     12/01/15            650
                                                                                                                   ----------
                                                                                                                          650
                                                                                                                   ----------
DISTRICT OF COLUMBIA - 0.2%
District of Columbia General Obligation, Series B-3, daily demand             200       4.100 (1)     06/01/03            200
                                                                                                                   ----------
                                                                                                                          200
                                                                                                                   ----------

FLORIDA - 4.8%
Boca Raton, Florida Industrial Development Authority Revenue,
  weekly demand                                                               425       4.500 (2)     12/01/14            425
Broward County, Florida Multi-family Housing Revenue, weekly demand         2,525       4.375 (2)     12/01/10          2,525
Lee County, Florida Industrial Development Authority Revenue,
  weekly demand                                                             1,200       4.250 (2)     04/01/10          1,200
Saint Cloud, Florida Utilities Revenue                                        250       5.800         08/01/97            250
                                                                                                                   ----------
                                                                                                                        4,400
                                                                                                                   ----------



58  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                       ----------      ----------    ----------    ----------
GEORGIA - 4.7%
De Kalb County, Georgia Housing Authority Multi-family Housing
  Revenue, weekly demand                                               $      200      4.200%(2)      12/15/15     $      200
De Kalb County, Georgia Private Hospital Authority Revenue
  Anticipation Certificates, Series A, weekly demand                        3,400      4.200 (2)      03/01/24          3,400
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand (e)                                                           720      4.350 (2)      12/01/02            720
                                                                                                                   ----------
                                                                                                                        4,320
                                                                                                                   ----------
HAWAII - 0.5%
State of Hawaii General Obligation, Series BO                                 500       6.250         08/01/97            501
                                                                                                                   ----------
                                                                                                                          501
                                                                                                                   ----------
ILLINOIS - 12.7%
East Peoria, Illinois Multi-family Housing Revenue, weekly demand           1,820       4.375 (2)     06/01/08          1,820
Illinois Development Finance Authority Industrial Revenue,
  weekly demand                                                             3,000       4.625 (2)     12/01/05          3,000
Illinois Development Finance Authority Pollution Control Revenue,
  daily demand                                                              1,000       4.250 (1)     12/01/08          1,000
Illinois Development Finance Authority Revenue, quarterly demand              700       3.950 (4)     08/01/25            700
Illinois Development Finance Authority Revenue, weekly demand               1,250       4.250 (2)     09/01/26          1,250
Illinois Educational Facilities Authority Revenue, weekly demand            1,335       4.450 (2)     01/01/18          1,335
Illinois Health Facilities Authority Revenue, Series B, weekly demand         800       4.200 (2)     08/15/22            800
St. Clair County, Illinois Industrial Development Board Revenue,
  weekly demand                                                             1,000       4.625 (2)     10/01/15          1,000
Troy Grove, Illinois Revenue, weekly demand                                   750       5.015 (2)     05/01/10            750
                                                                                                                   ----------
                                                                                                                       11,655
                                                                                                                   ----------
INDIANA - 6.2%
Crawfordsville, Indiana Community School Corp. Tax Anticipation Notes         600       4.250         12/31/97            601
Crown Point, Indiana Tax Anticipation Notes                                 1,100       3.950         12/31/97          1,101
Lake Central School Corporation Industry Tax Anticipation Notes             2,975       4.250         12/31/97          2,979
Lawrence, Indiana Central High School Building Corp. First
  Mortgage, Series 1990 (a)                                                   250       6.700         07/01/97            250
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand (e)                                                           740       4.350 (2)     12/01/02            740
                                                                                                                   ----------
                                                                                                                        5,671
                                                                                                                   ----------
IOWA - 2.2%
Des Moines, Iowa Private College Revenue, Series B (pre-refunded
  12/01/97)(b)                                                                370       6.700         12/01/99            382
Des Moines, Iowa Private College Revenue, Series B (pre-refunded
  12/01/97)(b)                                                                715       6.800         12/01/09            738
Iowa Higher Education Loan Authority Revenue, daily demand                    400       4.350 (1)     04/01/27            400
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand (e)                                                           540       4.350 (2)     12/01/02            540
                                                                                                                   ----------
                                                                                                                        2,060
                                                                                                                   ----------
KANSAS - 1.1%
Shawnee County, Kansas General Obligation, Series 1                         1,000       4.250         02/01/98          1,000
                                                                                                                   ----------
                                                                                                                        1,000
                                                                                                                   ----------


Specialty Funds                                   Tax Free Money Market Fund  59

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                       ----------      ----------    ----------    ----------
KENTUCKY - 0.6%
Elsmere, Kentucky Industrial Building Revenue, semiannual demand       $      555       3.850%(5)     02/01/06     $      555
                                                                                                                   ----------
                                                                                                                          555
                                                                                                                   ----------
MAINE - 0.1%
Baileyville, Maine Pollution Control Revenue, weekly demand                   100       4.250 (2)     06/01/05            100
                                                                                                                   ----------
                                                                                                                          100
                                                                                                                   ----------
MARYLAND - 0.9%
Montgomery County, Maryland Industrial Development Revenue,
  monthly demand                                                              800       3.850 (3)     04/01/14            800
                                                                                                                   ----------
                                                                                                                          800
                                                                                                                   ----------
MICHIGAN - 6.8%
Lansing, Michigan Economic Development Corp., semiannual demand             2,000       3.850 (5)     05/01/15          2,000
Livonia, Michigan Economic Development Corp., semiannual demand               300       3.950 (5)     11/15/04            300
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (d)            152       4.250 (6)     01/15/09            152
Michigan State Job Development Authority Revenue, weekly demand               225       4.375 (2)     10/01/08            225
Michigan State Job Development Authority Revenue, monthly demand            1,100       3.750 (3)     11/01/14          1,100
Michigan State Strategic Fund Industrial Development Revenue,
  weekly demand                                                             2,370       4.229 (2)     11/01/01          2,370
Northville, Michigan Economic Development Corporation, Ltd.
  Obligation Revenue, weekly demand                                           150       4.250 (2)     05/01/14            150
                                                                                                                   ----------
                                                                                                                        6,297
                                                                                                                   ----------
MINNESOTA - 2.8%
Mendota Heights, Minnesota Commercial Development, weekly demand            1,605       4.250 (2)     12/01/15          1,605
Minneapolis, Minnesota General Obligation, Series A, weekly demand          1,000       4.180 (2)     12/01/05          1,000
                                                                                                                   ----------
                                                                                                                        2,605
                                                                                                                   ----------
MISSISSIPPI - 0.4%
DeSoto County, Mississippi Industrial Development Revenue,
  weekly demand                                                               400       4.867 (2)     12/01/08            400
                                                                                                                   ----------
                                                                                                                          400
                                                                                                                   ----------
MISSOURI - 0.8%
St. Louis, Missouri Industrial Development Authority Revenue,
  weekly demand                                                               700       4.550 (2)     08/30/97            700
                                                                                                                   ----------
                                                                                                                          700
                                                                                                                   ----------
NEVADA - 0.2%
Henderson, Nevada Public Improvement Trust Housing Revenue,
  Series II-B, weekly demand                                                  125       4.250 (2)     08/01/26            125
                                                                                                                   ----------
                                                                                                                          125
                                                                                                                   ----------

60  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                          PRINCIPAL                       DATE
                                                                           AMOUNT                          OF           VALUE
                                                                            (000)           RATE        MATURITY*       (000)
                                                                         ----------      ----------    ----------    ----------
NEW YORK - 3.9%
Lindenhurst, New York University Free School District Tax
  Anticipation Notes                                                     $    1,000       4.250%        06/24/98     $    1,002
Little Falls, New York City School District Bond Anticipation
  Notes, Series A                                                             1,040       4.250         09/19/97          1,041
North Hempstead, New York Bond Anticipation Notes, Series A                   1,500       4.000         01/29/98          1,500
                                                                                                                     ----------
                                                                                                                          3,543
                                                                                                                     ----------
OHIO - 10.2%
Auglaize County, Ohio General Obligation                                        500       4.100         12/01/97            501
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand                 365       4.000 (5)     02/01/05            365
Canal Winchester, Ohio Bond Anticipation Notes                                  900       4.500         08/13/97            900
Cincinnati & Hamilton County, Ohio Port Authority Revenue,
  quarterly demand                                                              345       3.900 (4)     09/01/99            345
Citizens Federal Tax-Exempt Mortgage Bond Trust, semiannual demand               60       3.600 (5)     09/01/08             60
Clermont County, Ohio Economic Development Revenue, semiannual demand           215       4.000 (5)     05/01/12            215
Cuyahoga County, Ohio Industrial Development Revenue, semiannual demand         160       3.900 (5)     06/01/99            160
Franklin County, Ohio Industrial Development Revenue, semiannual demand         505       3.700 (5)     04/01/15            505
Franklin County, Ohio Industrial Development Revenue, semiannual demand         160       3.850 (5)     11/01/15            160
Mahoning County, Ohio Industrial Development Revenue, Series A,
  weekly demand                                                                  10       4.200 (2)     10/01/00             10
Mahoning County, Ohio Industrial Development Revenue, Series B,
  weekly demand                                                                  55       4.200 (2)     10/01/00             55
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (d)              711       4.250 (6)     01/15/09            711
Ohio State Air Quality Development Authority Pollution Control Revenue,
  Series C, annual demand                                                     1,000       4.400 (7)     09/01/18          1,001
Ohio State Economic Development Revenue, semiannual demand                      790       3.700 (5)     03/01/98            790
Ohio State Higher Educational Facilities Community College
  Revenue, weekly demand                                                        670       4.150 (2)     09/01/20            670
Scioto County, Ohio Health Care Facilities, semiannual demand                   710       3.900 (5)     12/01/15            710
Stark County, Ohio Health Care Facilities, semiannual demand                  1,675       3.650 (5)     09/15/16          1,675
Trumbull County, Ohio Industrial Development Revenue, weekly demand             515       4.200 (2)     04/01/04            515
                                                                                                                     ----------
                                                                                                                          9,348
                                                                                                                     ----------
OKLAHOMA - 3.1%
Creek County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                           1,290       4.050 (5)     12/01/05          1,290
Muskogee, Oklahoma, Industrial Development Revenue, weekly demand             1,090       4.400 (2)     12/01/15          1,090
Tulsa County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                             500       3.850 (5)     12/15/08            500
                                                                                                                     ----------
                                                                                                                          2,880
                                                                                                                     ----------
OREGON - 0.9%
Hillsboro, Oregon Graduate Institute Revenue, weekly demand                     850       4.200 (2)     08/01/11            850
                                                                                                                     ----------
                                                                                                                            850
                                                                                                                     ----------
PENNSYLVANIA - 5.5%
Allegheny County, Pennsylvania Hospital Development Authority
  Revenue, Series A, weekly demand                                              400       4.200 (2)     03/01/99            400
Commonwealth Tax-Exempt Mortgage Bond Trust, semiannual demand                  700       4.100 (5)     11/01/05            700
Delaware County, Pennsylvania Industrial Development Authority
  Solid Waste Revenue, Series A, weekly demand                                  100       4.150 (2)     12/01/18            100


Specialty Funds                                   Tax Free Money Market Fund  61

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                          PRINCIPAL                       DATE
                                                                           AMOUNT                          OF           VALUE
                                                                            (000)           RATE        MATURITY*       (000)
                                                                         ----------      ----------    ----------    ----------
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (d)       $      152       4.250%(6)     01/15/09       $    152
Montgomery County, Pennsylvania Industrial Development Authority
  Revenue, weekly demand                                                      1,400       4.200 (2)     12/30/15          1,400
Pennsylvania State Higher Education Facilities Revenue,
  semiannual demand                                                             900       3.850 (5)     06/01/07            900
Sayre, Pennsylvania Health Care Facilities Authority Revenue,
  Series A, weekly demand (a)                                                   800       4.150 (2)     12/01/20            800
Sayre, Pennsylvania Health Care Facilities Authority Revenue,
  Series F, weekly demand (a)                                                   300       4.150 (2)     12/01/20            300
Schuylkill County, Pennsylvania Industrial Development Authority
  Resource Recovery Revenue, weekly demand                                      100       4.200 (2)     12/01/02            100
Schuylkill County, Pennsylvania Industrial Development Authority
  Resource Recovery Revenue, daily demand                                       200       4.050 (1)     12/01/11            200
                                                                                                                     ----------
                                                                                                                          5,052
                                                                                                                     ----------
SOUTH CAROLINA - 1.1%
Lexington, South Carolina Water & Sewer Revenue Bond Anticipation Notes       1,000       4.750         10/01/97          1,001
                                                                                                                     ----------
                                                                                                                          1,001
                                                                                                                     ----------
SOUTH DAKOTA - 1.9%
Sioux Falls, South Dakota Industrial Development Revenue, weekly demand       1,775       4.250 (2)     06/01/06          1,775
                                                                                                                     ----------
                                                                                                                          1,775
                                                                                                                     ----------
TENNESSEE - 1.5%
Franklin County, Tennessee Health & Educational Facilities Revenue,
  monthly demand                                                              1,400       4.000 (3)     09/01/10          1,400
                                                                                                                     ----------
                                                                                                                          1,400
                                                                                                                     ----------
TEXAS - 3.7%
Alice, Texas Independent School District General Obligation                     275       4.900         08/15/97            275
Harris County, Texas Health Facilities Development Revenue,
  weekly demand                                                               2,100       4.150 (2)     08/15/26          2,100
Richardson, Texas Independent School District General Obligation,
  Series A, annual demand                                                     1,000       3.620 (7)     08/15/22          1,000
                                                                                                                     ----------
                                                                                                                          3,375
                                                                                                                     ----------
VIRGINIA - 3.8%
Harrisonburg, Virginia Redevelopment & Multi-family Housing
  Revenue, annual demand                                                      1,000       3.500 (7)     02/01/26          1,000
Norfolk, Virginia Industrial Development Authority Revenue,
  weekly demand                                                               1,075       4.250 (2)     03/01/16          1,075
Virginia State Housing Development Authority Revenue, weekly demand           1,450       4.300 (2)     09/01/17          1,450
                                                                                                                     ----------
                                                                                                                          3,525
                                                                                                                     ----------


62  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)

                                                                            PRINCIPAL                       DATE
                                                                             AMOUNT                          OF           VALUE
                                                                              (000)           RATE        MATURITY*       (000)
                                                                           ----------      ----------    ----------    ----------
WASHINGTON - 1.5%
Washington State Nonprofit Housing Revenue, daily demand                   $    1,200       5.600%(1)     01/01/27     $    1,200
Washington State Student Loan Finance Association, weekly demand                  200       4.375 (2)     01/01/01            200
                                                                                                                       ----------
                                                                                                                            1,400
                                                                                                                       ----------
WEST VIRGINIA - 1.1%
Marshall County, West Virginia Pollution Control Revenue, weekly demand         1,000       4.300 (2)     03/01/26          1,000
                                                                                                                       ----------
                                                                                                                            1,000
                                                                                                                       ----------
WISCONSIN - 7.0%
Janesville, Wisconsin School District Tax and Revenue Anticipation Notes          500       3.910         09/25/97            500
Kettle Moraine School District, Wisconsin Tax and Revenue
  Anticipation Notes                                                              500       4.010         08/22/97            500
Lodi, Wisconsin School District Tax and Revenue Anticipation Notes              1,750       4.000         10/17/97          1,750
Maple Dale Indian Hill, Wisconsin School District Tax and
  Revenue Anticipation Notes                                                      700       4.190         08/20/97            700
Slinger, Wisconsin School District Tax and Revenue Anticipation Notes           1,500       4.090         10/03/97          1,500
Tomah, Wisconsin Area School District Tax and Revenue Anticipation Notes        1,000       4.190         09/17/97          1,000
Westby, Wisconsin Area School District Tax and Revenue Anticipation Notes         500       3.960         10/30/97            501
                                                                                                                       ----------
                                                                                                                            6,451
                                                                                                                       ----------

TOTAL INVESTMENTS (amortized cost $91,983)(c) - 99.8%                                                                      91,983

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                                      140
                                                                                                                       ----------
NET ASSETS - 100.0%                                                                                                    $   92,123
                                                                                                                       ----------
                                                                                                                       ----------

(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(c) The cost for federal income tax purposes is the same as shown above.
(d) Multi-State bond issue including Ohio, Pennsylvania, and Michigan.
(e) Multi-State bond issue including Georgia, Indiana, and Iowa.

* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
    Variable Rate:
    (1) Daily
    (2) Weekly
    (3) Monthly
    (4) Quarterly
    (5) Semiannual
    (6) Thirteen-month
    (7) Annual

        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Tax Free Money Market Fund  63

TAX FREE MONEY MARKET FUND

June 30, 1997 (Unaudited)


QUALITY RATINGS AS A % OF MARKET VALUE ++

VMIG1 or SP-1                                  91%
 P1                                             8
VMIG2                                           1
                                       ----------
                                              100%
                                       ----------
                                       ----------


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE


General Obligation                             25%
Industrial Revenue Bonds                       21
Education Revenue                              20
Housing Revenue                                20
Healthcare Revenue                              9
Pollution Control Revenue                       4
Utility Revenue                                 1
                                       ----------
                                              100%
                                       ----------
                                       ----------

++    VMIG1:  The highest short-term municipal note credit rating given by
              Moody's Investors Services to notes with a demand feature which are of the "best quality."
      VMIG2:  The highest short-term municipal note credit rating given by
              Moody's Investors Services to notes with a demand feature which are of "high quality."
       SP-1:  The highest short-term municipal note credit rating given by
              Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
         P1:  The highest tax-exempt commercial paper rating given by Moody's
              Investors Services to commercial paper with a "superior capacity for repayment."


        The accompanying notes are an integral part of the financial statements.


64  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

                                                                                                                  Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .     $         91,983
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  729
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   20
                                                                                                             ----------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               92,732

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            291
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 256
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                  29
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
                                                                                        ----------------
     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  609
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         92,123
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  921
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               91,202
                                                                                                             ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         92,123
                                                                                                             ----------------
                                                                                                             ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($92,122,526 divided by 92,122,526 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $           1.00
                                                                                                             ----------------
                                                                                                             ----------------


The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Tax Free Money Market Fund  65

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1997 (Unaudited)

                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $          1,989

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            132
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
                                                                                        ----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 224
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (53)
                                                                                        ----------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  171
                                                                                                             ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,818
                                                                                                             ----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .     $          1,818
                                                                                                             ----------------
                                                                                                             ----------------

        The accompanying notes are an integral part of the financial statements.


66  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                        FOR THE SIX MONTHS       FOR THE YEAR
                                                                                        ENDED JUNE 30, 1997          ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 1996
                                                                                        -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             1,818   $             3,086
                                                                                        -------------------   -------------------
     Net increase in net assets resulting from operations. . . . . . . . . . . . . .                  1,818                 3,086

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (1,818)               (3,086)

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions
    (Note 6) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (10,084)               24,207
                                                                                        -------------------   -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .                (10,084)               24,207

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                102,207                78,000
                                                                                        -------------------   -------------------

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            92,123   $           102,207
                                                                                        -------------------   -------------------
                                                                                        -------------------   -------------------


The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Tax Free Money Market Fund  67

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                            1997*       1996        1995        1994        1993        1992
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . .      $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . .           .0172       .0329       .0370       .0279       .0251       .0304
                                                         ----------  ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . .          (.0172)     (.0329)     (.0370)     (.0279)     (.0251)     (.0304)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . .      $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                         ----------  ----------  ----------  ----------  ----------  ----------
                                                         ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . .            1.73        3.35        3.76        2.83        2.55        3.09

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted). . . . .          92,123     102,207      78,000     100,819      68,154      73,203

  Ratios to average net assets (%)(b):
    Operating expenses, net . . . . . . . . . . . .             .32         .42         .48         .40         .43         .45
    Operating expenses, gross . . . . . . . . . . .             .42         .42         .48         .40         .43         .45
    Net investment income . . . . . . . . . . . . .            3.45        3.28        3.69        2.84        2.52        3.03

*   For the six months ended June 30, 1997 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1997 are annualized.


68  Tax Free Money Market Fund                                   Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 1997 (Unaudited)


1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds" of which 23 are in operation as of June 30, 1997. These financial statements report on seven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. As of July 8, 1996, the Real Estate Securities and Emerging Markets Funds have available Class S and Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class C shares are charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average daily net assets, respectively. Class S shares which are reported herein are charged no such fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Money Market, U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. All three Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended. Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market, U.S. Government Money Market and Tax Free Money Market Funds are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     Municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds, except Limited Volatility Tax Free and Tax Free Money Market Funds, may lend portfolio securities but have not done so during the six months ended June 30, 1997.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns


Specialty Funds                                Notes to Financial Statements  69

FRANK RUSSELL INVESTMENT COMPANY
     of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

     AMORTIZATION AND ACCRETION: Premiums and discounts for the Limited Volatility Tax Free Fund, all zero-coupon bond discounts, and original issue discounts are amortized/accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Money Market, Equity T and U.S. Government Money Market Funds incurred net realized capital losses of $529, $25,924 and $1,594, respectively. As permitted by tax regulations, the Money Market, Equity T and U.S. Government Money Market Funds intend to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

     At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                               12/31/97       12/31/98       12/31/99       12/31/02       12/31/03       12/31/04        TOTALS
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Emerging Markets             $         --   $         --   $         --   $         --   $ (5,407,487)  $         --   $ (5,407,487)
Limited Volatility Tax Free      (103,283)       (26,604)      (383,404)      (345,504)      (110,634)       (15,075)      (984,504)
Money Market                           --             --             --             --        (42,377)          (814)       (43,191)
U.S. Government Money Market           --             --             --         (1,309)        (4,913)        (3,331)        (9,553)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1997 were as follows:

                                                  GROSS            GROSS             NET
                               FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
                                  COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                             --------------   --------------   --------------   --------------
Real Estate Securities       $  420,745,785   $   96,886,803   $   (1,295,588)  $   95,591,215
Emerging Markets                321,933,382       87,000,088      (22,716,470)      64,283,618
Equity T                         48,392,428        7,493,592         (149,020)       7,344,572
Limited Volatility Tax Free      72,302,128          900,681          (15,809)         884,872


     REDEMPTION FEES: In general, shares of the Equity T Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders of the Fund, a redemption fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Limited Volatility Tax Free Fund; quarterly for the Real Estate Securities Fund and annually for the Equity T and Emerging Markets Funds. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.


70  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets. In addition, Class C shares will pay 12b-1 and shareholder servicing fees along with other expenses that may be attributable to that Class.

     DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Emerging Markets and Equity T Funds have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money
     Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts and transactions of the Fund are translated into U.S. dollars on the following basis:

          (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

          (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Emerging Markets Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.


Specialty Funds                                Notes to Financial Statements  71

FRANK RUSSELL INVESTMENT COMPANY

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Emerging Markets Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Emerging Markets Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of its contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1997, are presented on the Statement of Net Assets.

     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

     FUTURES: The Equity T Fund utilizes futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the six months ended June 30, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES           SALES                                   PURCHASES           SALES
                               ---------------   ---------------                           ---------------   ---------------
Real Estate Securities         $   127,792,584   $    92,894,183      Equity T             $    36,556,488   $     8,149,641
Emerging Markets                   117,073,779        66,927,389      Limited Volatility        20,274,286        11,670,762


     Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $7,584,651,731, $82,103,916 and $7,243,591,926, respectively. Purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $5,002,344, $10,545,320 and $53,900,000, respectively.

     U.S. Government Money Market purchases and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $556,628,424 and $607,583,684, respectively. There were no sales for the six months ended June 30, 1997.

     Tax Free Money Market purchases, sales and maturities of short-term tax exempt obligations were $188,246,184, $187,021,200 and $14,725,000, respectively.

     FUTURES CONTRACTS: Fund transactions in futures contract purchases for the six months ended June 30, 1997 were as follows:

          EQUITY T                                 FUTURES CONTRACTS
                                             -----------------------------
                                                               AGGREGATE
                                               NUMBER OF     FACE VALUE OF
                                               CONTRACTS     CONTRACTS (1)
                                             -------------   -------------
          Outstanding December 31, 1996                 --   $          --
          Opened                                        16       6,607,660
          Closed                                       (12)     (4,833,797)
                                             -------------   -------------
          Outstanding June 30, 1997                      4       1,773,863
                                             -------------   -------------
                                             -------------   -------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.


72  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

4.   RELATED PARTIES

     MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the six months ended June 30, 1997, the management fee paid to the FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $5,351,189 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                                       ANNUAL RATE                                  ANNUAL RATE
                                       -----------                                  -----------
          Real Estate Securities          0.85%      Money Market                      0.25%
          Emerging Markets                1.20       Tax Free Money Market             0.25
          Equity T                        0.75       U.S. Government Money Market      0.25
          Limited Volatility Tax Free     0.50

     The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. The Manager has voluntarily agreed to waive a portion of its 1.20% management fee for the Emerging Markets Fund, to the extent total fund level expenses for the Fund exceed 1.95% of its average daily net assets on an annual basis. There were no waivers by the Manager for the six months ended June 30, 1997.

     The Manager has voluntarily agreed to waive a portion of its 0.75% management fee for the Equity T Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. In addition, the Manager has voluntarily agreed to reimburse the Fund for any remaining Fund operating expenses after the Manager waivers which exceed 1.00% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the six months ended June 30, 1997 was $31,246.

     The Manager has voluntarily agreed to waive its 0.25% management fee for the Money Market and U.S. Government Money Market Funds. The amount of such waivers for the six months ended June 30, 1997 were $736,724 and $293,944, respectively.

     Effective January 1, 1997, the Manager has voluntarily agreed to waive 0.10% management fee for the Tax Free Money Market Fund. The amount of such waiver for the six months ended June 30, 1997 was $52,798.

     BOOKKEEPING SERVICES: Fees for bookkeeping and analytics services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") and TruVP System to the Real Estate Securities, Emerging Markets and Equity T Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports, whereas the TruVP System provides analytics used by the investment department. Total fees for the six months ended June 30, 1997 for the Real Estate Securities, Emerging Markets and Equity T Funds were $40,072. The PVS system portion of the service agreement was terminated during 1997.

     TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1997 were $668,572.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan.


Specialty Funds                                Notes to Financial Statements  73

FRANK RUSSELL INVESTMENT COMPANY

     The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class C of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor for distribution services relating to Class C are included in the accompanying Statements of Operations. The Distributor receives no compensation from the Investment Company for its services relating to distributions of the Class S Shares.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class C are included in the accompanying Statements of Operations.

     The 12b-1 Fee payments shall not exceed .75% of the average daily net assets of a Fund's Class C Shares on an annual basis. Currently the Board of Trustees has determined to assess a 12b-1 Fee equal to .40% of the average daily net assets. The shareholder servicing payments shall not exceed .25% of the average daily net assets of a Fund's Class C Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1997 WERE AS FOLLOWS:

                                                                                             SHAREHOLDER
                                  MANAGEMENT    BOOKKEEPING      TRANSFER     DISTRIBUTION    SERVICING
                                     FEES       SERVICE FEES    AGENT FEES        FEES           FEES          TOTALS
                                 ------------   ------------   ------------   ------------   ------------   ------------
Real Estate Securities           $    349,406   $      3,406   $     50,584   $        144   $         90   $    403,630
Emerging Markets                      365,301         11,557         49,515             --             --        426,373
Equity T                               37,455          1,479          2,573             --             --         41,507
Limited Volatility Tax Free            29,137             --         10,720             --             --         39,857
U.S. Government Money Market               --             --         52,560             --             --         52,560
Tax Free Money Market                  11,811             --         16,990             --             --         28,801
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 $    793,110   $     16,442   $    182,942   $        144   $         90   $    992,728
                                 ------------   ------------   ------------   ------------   ------------   ------------
                                 ------------   ------------   ------------   ------------   ------------   ------------

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $50,202 for the six months ended June 30, 1997, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 16 other affiliated funds not presented herein.

5.   MONEY MARKET FUND

     The Real Estate Securities, Emerging Markets and Equity T Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 1997, $64,965,000 of the Money Market Fund's net assets represents investments by these Funds and $640,976,000 represents the investments of other affiliated Funds not presented herein.


74  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

6.   FUND SHARE TRANSACTIONS

     Share transactions for each Class of shares were as follows:

                                                           SHARES                                       DOLLARS
                                         ------------------------------------------   -------------------------------------------
                                         FOR THE SIX MONTHS        FOR THE YEAR        FOR THE SIX MONTHS       FOR THE YEAR
                                         ENDED JUNE 30, 1997          ENDED           ENDED JUNE 30, 1997          ENDED
                                             (UNAUDITED)        DECEMBER 31, 1996         (UNAUDITED)         DECEMBER 31, 1996
                                         -------------------   --------------------   --------------------   --------------------
      REAL ESTATE SECURITIES
         CLASS S
         Proceeds from shares sold                 3,934,702              5,017,237   $        113,967,887   $        125,244,724
         Proceeds from reinvestment
           of distributions                          285,984              1,176,858              8,249,046             30,943,033
         Payments for shares redeemed             (2,353,051)            (3,303,765)           (68,462,781)           (84,501,911)
                                         -------------------   --------------------   --------------------   --------------------
         Net increase (decrease)                   1,867,635              2,890,330             53,754,152             71,685,846
                                         -------------------   --------------------   --------------------   --------------------

         CLASS C
         Proceeds form shares sold                     2,885                  3,474                 83,279                 92,731
         Proceeds from reinvestment
           of distributions                                1                      1                      8                     16
         Payments for shares redeemed                   (530)                    --                (15,448)                    --
                                         -------------------   --------------------   --------------------   --------------------
         Net increase (decrease)                       2,356                  3,475                 67,839                 92,747
                                         -------------------   --------------------   --------------------   --------------------
         Total net increase (decrease)             1,869,991              2,893,805   $         53,821,991   $         71,778,593
                                         -------------------   --------------------   --------------------   --------------------
                                         -------------------   --------------------   --------------------   --------------------

      EMERGING MARKETS
         CLASS S
         Proceeds from shares sold                 6,479,888             10,179,422   $         87,672,349   $        124,450,513
         Proceeds from reinvestment
           of distributions                          129,403                256,419              1,762,464              3,073,769
         Payments for shares redeemed             (2,570,980)            (3,913,806)           (34,921,824)           (48,141,914)
                                         -------------------   --------------------   --------------------   --------------------
         Total net increase (decrease)             4,038,311              6,522,035   $         54,512,989   $         79,382,368
                                         -------------------   --------------------   --------------------   --------------------
                                         -------------------   --------------------   --------------------   --------------------

      EQUITY T
         Proceeds from shares sold                 2,570,373              1,875,109   $         29,286,334   $         19,221,884
         Proceeds from reinvestment
           of distributions                               --                  4,338                     --                 44,985
         Payments for shares redeemed                (34,931)                  (450)              (391,854)                (4,671)
                                         -------------------   --------------------   --------------------   --------------------
         Total net increase (decrease)             2,535,442              1,878,997   $         28,894,480   $         19,262,198
                                         -------------------   --------------------   --------------------   --------------------
                                         -------------------   --------------------   --------------------   --------------------

      LIMITED VOLATILITY TAX FREE
         Proceeds from shares sold                 1,428,976              1,424,169   $         29,956,790   $         30,027,835
         Proceeds from reinvestment
           of distributions                           40,197                 84,366                842,314              1,775,094
         Payments for shares redeemed             (1,218,924)            (1,357,561)           (25,545,877)           (28,634,470)
                                         -------------------   --------------------   --------------------   --------------------
         Total net increase (decrease)               250,249                150,974   $          5,253,227   $          3,168,459
                                         -------------------   --------------------   --------------------   --------------------
                                         -------------------   --------------------   --------------------   --------------------


Specialty Funds                                Notes to Financial Statements  75

FRANK RUSSELL INVESTMENT COMPANY

                                                ON A CONSTANT DOLLAR BASIS

                                          FOR THE SIX MONTHS       FOR THE YEAR
                                          ENDED JUNE 30, 1997         ENDED
                                             (UNAUDITED)         DECEMBER 31, 1996
                                          -------------------   -------------------
      MONEY MARKET
         Proceeds from shares sold              3,838,380,168         5,832,269,612
         Proceeds from reinvestment of
           distributions                                   --                90,874
         Payments for shares redeemed          (3,625,362,314)       (5,869,071,366)
                                          -------------------   -------------------
         Total net increase (decrease)            213,017,854           (36,710,880)
                                          -------------------   -------------------
                                          -------------------   -------------------

      U.S. GOVERNMENT MONEY MARKET
         Proceeds from shares sold                330,368,612           695,162,232
         Proceeds from reinvestment
           of distributions                         5,054,811             7,499,618
         Payments for shares redeemed            (345,162,201)         (612,878,224)
                                          -------------------   -------------------
         Total net increase (decrease)             (9,738,778)           89,783,626
                                          -------------------   -------------------
                                          -------------------   -------------------

      TAX FREE MONEY MARKET
         Proceeds from shares sold                108,034,722           214,968,815
         Proceeds from reinvestment
           of distributions                         1,017,669             1,064,604
         Payments for shares redeemed            (119,136,900)         (191,826,042)
                                          -------------------   -------------------
         Total net increase (decrease)            (10,084,509)           24,207,377
                                          -------------------   -------------------
                                          -------------------   -------------------

     There was no activity for Class C shares for the Emerging Markets Fund.

7.   DIVIDENDS

     On July 1, 1997, the Board of Trustees declared the following dividends from net investment income payable on July 10, 1997, to shareholders of record on July 2, 1997:


          Real Estate Securities - Class S             $0.3396
          Real Estate Securities - Class C              0.2620
          Limited Volatility Tax Free                   0.0750


76  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

MONEY MANAGERS
REAL ESTATE SECURITIES
   AEW Capital Management, L.P., Boston, MA
   Cohen & Steers Capital Management, New York, NY

EMERGING MARKETS
   Genesis Asset Managers, Ltd., London, England
   J.P. Morgan Investment Management, Inc., New York, NY
   Montgomery Asset Management, L.P., San Francisco, CA

EQUITY T FUND
   J.P. Morgan Investment Management, INC., New York, NY

LIMITED VOLATILITY TAX FREE
   MFS Institutional Advisors, INC., Boston, MA
   T. Rowe Price Associates, INC., Baltimore, MD

MONEY MARKET
   Frank Russell Investment Management CO., Tacoma, WA

U.S. GOVERNMENT MONEY MARKET
   Frank Russell Investment Management CO., Tacoma, WA

TAX FREE MONEY MARKET
   Weiss, Peck & Greer, L.L.C., New York, NY

CUSTODIAN
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA  98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


Specialty Funds             Manager, Money Managers and Service Providers  77